REGISTRATION STATEMENT NO. 333-65926
                                                                       811-09411

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 7

                                       AND

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 17

           THE TRAVELERS SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
                           (Exact name of Registrant)

                         THE TRAVELERS INSURANCE COMPANY
                               (Name of Depositor)

                 One Cityplace, Hartford, Connecticut 06103-3415
              (Address of Depositor's Principal Executive Offices)
        Depositor's Telephone Number, including area code: (860) 308-1000

                                 MARIE C. SWIFT
                       Metropolitan Life Insurance Company
                               501 Boylston Street
                                Boston, MA 02116
                     (Name and Address of Agent for Service)

                               ------------------

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

|_|   immediately upon filing pursuant to paragraph (b) of Rule 485.

|X|   on December 30, 2005 pursuant to paragraph (b) of Rule 485.

|_|   ___ days after filing pursuant to paragraph (a)(1) of Rule 485.

|_|   on ___________ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

|N/A| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   FILING NOTE

The purpose of this Post-Effective Amendment is to file the attached Supplement Dated December 30, 2005. This Post-Effective Amendment does not supercede any previously filed post-effective amendment.

The following documents are incorporated herein by reference:

      Supplement Dated July 15, 2005 to Variable Contract Prospectuses List Below (Pioneer Annuistar Flex), filed with the Securities and Exchange Commission on July 15, 2005 pursuant to Rule 497(e) under the Securities Act of 1933 in connection with Registration Statement No. 333-65926.

      Supplement Dated July 28, 2005 to the Pioneer Annuistar Flex Annuity Prospectus Dated May 2, 2005, filed with the Securities and Exchange Commission on July 28, 2005 pursuant to Rule 497(e) under the Securities Act of 1933 in connection with Registration Statement No. 333-65926.

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

                                       SUPPLEMENT DATED DECEMBER 30, 2005 TO THE
                     PIONEER ANNUISTAR FLEX ANNUITY PROSPECTUS DATED MAY 2, 2005


The following information supplements, and to the extent inconsistent therewith, replaces the information in the prospectus. Please retain this supplement and keep it with the prospectus for future reference.

IN THE "SUMMARY" SECTION, UNDER THE SUBSECTION "WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT?", THE FOLLOWING PARAGRAPH IS ADDED:

If you elect the Guaranteed Minimum Withdrawal Benefit for Life ("GMWB for Life") rider, a charge will be deducted daily from amounts in the Variable Funding Options. The charge depends on whether you purchase the Single Life Option or the Joint Life Option. The current charge, on an annual basis, is 0.75% for the Single Life Option and 0.90% for the Joint Life Option. The charge can increase but will never exceed 1.50%.

IN THE "SUMMARY" SECTION, UNDER THE SUBSECTION "ARE THERE ANY ADDITIONAL FEATURES?", THE FOLLOWING PARAGRAPH IS
ADDED:

GUARANTEED MINIMUM WITHDRAWAL BENEFIT FOR LIFE ("GMWB FOR LIFE" ) For an additional charge, we will guarantee a fixed level of income for life after you attain a certain age as long as you do not withdraw more than a certain amount from your contract each year. The guarantee is based on Purchase Payments received within two years of your initial purchase. Depending on when you elect to take your first withdrawal, the maximum amount of your investment that you may receive each year is 5%, 6%, or 7%. Payments are guaranteed for your life when you reach age 59 1/2 if you purchase the benefit alone (the "Single Life Option"), or guaranteed for the life of both you and your spouse (the "Joint Life Option") when both you and your spouse reach age 65 if you purchase the benefit with your spouse. The base guarantee increases each year automatically on your anniversary if your Contract Value is greater than the base guarantee. The guarantee is subject to restrictions on withdrawals, and you are required to remain invested in a limited number of specified Variable Funding Options. Currently, you may elect the GMWB for Life rider only at the time of your initial purchase of the Contract, and once you purchase the GMWB for Life rider, you cannot cancel it. Guaranteed withdrawals are also available before the qualifying age, however these payments are not guaranteed for life. There is also a guaranteed lump sum feature available after ten years in lieu of guaranteed periodic payments.

IN THE "FEE TABLE" SECTION, THE SUB-SECTION "ANNUAL SEPARATE ACCOUNT CHARGES", IS REPLACED WITH THE FOLLOWING:

ANNUAL SEPARATE ACCOUNT CHARGES:
(AS A PERCENTAGE OF THE AVERAGE DAILY NET ASSETS OF THE SEPARATE ACCOUNT)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.70% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% charge for GMWB I, a 0.50% charge for GMWB II, a 0.25% charge for GMWB III, a 0.75% charge for GMWB for Life (Single Life Option), and a 0.90% charge for GMWB for Life (Joint Life Option). Below is a summary of all the maximum charges that may apply, depending on the death benefit and optional features you select:

                                                           ANNUAL STEP-UP        ROLL-UP DEATH
                                                            DEATH BENEFIT           BENEFIT
                                                         --------------------  -------------------
Mortality and Expense Risk Charge...................            1.70%                1.90%

Administrative Expense Charge.......................            0.15%                0.15%

TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO
OPTIONAL FEATURES SELECTED..........................            1.85%                2.05%

                                                           ANNUAL STEP-UP        ROLL-UP DEATH
                                                            DEATH BENEFIT           BENEFIT
                                                         --------------------  -------------------
Optional E.S.P. Charge..............................            0.20%                0.20%

TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P.
ONLY SELECTED.......................................            2.05%                2.25%

Optional GMAB Charge................................            0.50%                0.50%

TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB
ONLY SELECTED.......................................            2.35%                2.55%

TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P.
AND GMAB SELECTED(5)................................            2.55%                2.75%

Optional GMWB I Charge..............................           1.00%(6)              1.00%(6)

Optional GMWB II Charge.............................          1.00%(6)              1.00%(6)

Optional GMWB III Charge............................          1.00%(6)              1.00%(6)

Optional GMWB for Life (Single Life Option) Charge            1.50%(6)              1.50%(6)

Optional GMWB for Life (Joint Life Option) Charge             1.50%(6)              1.50%(6)

TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I
ONLY SELECTED.......................................            2.85%                3.05%

TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II
ONLY SELECTED.......................................            2.85%                3.05%

TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III
ONLY SELECTED.......................................            2.85%                3.05%

TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB FOR
LIFE (SINGLE LIFE OPTION) ONLY SELECTED....                     3.35%                3.55%

TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB FOR
LIFE (JOINT LIFE OPTION) ONLY SELECTED.....                     3.35%                3.55%

TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P.
AND GMWB I SELECTED.................................            3.05%                3.25%

TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P.
AND GMWB II SELECTED................................            3.05%                3.25%

TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P.
AND GMWB III SELECTED...............................            3.05%                3.25%

TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P.
AND GMWB FOR LIFE (SINGLE LIFE OPTION) SELECTED                 3.55%                3.75%

TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P.
AND GMWB FOR LIFE (JOINT LIFE OPTION) SELECTED                  3.55%                3.75%

---------------------------------
(5) GMAB and GMWB cannot both be elected.
(6) The current charges for the available GMWB riders are as follows:

       --------------------------------------------------------
               GMWB RIDER                CURRENT CHARGE
       --------------------------------------------------------
       GMWB I                                 0.40%
       --------------------------------------------------------
       GMWB II                                0.50%
       --------------------------------------------------------
       GMWB III                               0.25%
       --------------------------------------------------------
       GMWB for Life (Single                  0.75%
       Life Option)
       --------------------------------------------------------
       GMWB for Life (Joint Life              0.90%
       Option)
       --------------------------------------------------------

IN THE "EXAMPLES" SECTION, THE EXAMPLES ARE DELETED AND REPLACED WITH THE
FOLLOWING:

EXAMPLE 1 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit for Life (assuming the maximum 1.50% charge applies).

-----------------------------------------------------------------------------------------------------------
                                                                      If Contract is NOT surrendered
                                    If Contract is surrendered at      or annuitized at the end of
                                       the end of period shown:                 period shown:
                                   ---------------------------------   ---------------------------------
                                   1         3         5       10      1         3         5       10
FUNDING OPTION                    YEAR     YEARS     YEARS    YEARS   YEAR     YEARS     YEARS    YEARS
-----------------------------------------------------------------------------------------------------------
Underlying Fund with Minimum
Total Annual Operating Expenses    949      1588      2147     4630    349      1228      2147     4630

Underlying Fund with Maximum
Total Annual Operating Expenses    2302     5042      7009     10839   1702     4682      7009     10839

IN THE "CHARGES AND DEDUCTIONS" SECTION, THE FOLLOWING IS ADDED:

GUARANTEED MINIMUM WITHDRAWAL BENEFIT FOR LIFE ("GMWB FOR LIFE") CHARGE

If you elect the GMWB for Life rider, a charge is deducted daily from amounts held in each Variable Funding Option. The current charge, on an annual basis, is 0.75% if you select the Single Life Option, or 0.90% if you select the Joint Life Option. Your current charge may increase when your RBB automatically resets, unless you notify us not to reset your RBB (see "Reset" ). The charge will never exceed 1.50%. You cannot cancel the rider, although the rider terminates under certain circumstances (see "Termination" below).

IN THE SECTION ENTITLE "LIVING BENEFITS," THE FOLLOWING SECTION IS ADDED:

GUARANTEED MINIMUM WITHDRAWAL BENEFIT FOR LIFE ("GMWB FOR LIFE")

SUMMARY OF BENEFITS For an additional charge, you may elect an optional rider for your Contract that provides a Guaranteed Minimum Withdrawal Benefit for Life, or "GMWB for Life". The GMWB for Life rider is designed to protect your investment from poor market performance. The GMWB for Life rider:

o Guarantees a fixed level of income for life after you attain a certain age as long as you do not withdraw more than a certain amount from your contract each year;

o    Can be purchased for you alone or with your spouse;

o    Can accommodate tax-qualified distributions from your contract;

o Increases in value on each anniversary if your Contract Value increases through an automatic reset feature;

o If your circumstances change before you reach the minimum age to begin lifetime income, the rider can provide an income until your guaranteed amount is recovered, as long as you do not withdraw more than a certain amount from your contract each year.

o If your circumstances change the rider offers the option to receive a lump sum after a period of years in lieu of the guarantee to take periodic payments.

You must continue to meet several restrictions and conditions in order to receive the benefits of the GMWB for Life rider. Withdrawals that exceed the allowable annual maximum will more rapidly decrease the guarantees under the rider. You are also required to remain invested in a limited number of specified Variable Funding Options to be eligible for the guarantees. Only Purchase Payments that you make within two years of purchase are eligible for the guarantees. See below for details.

Currently, you may elect the GMWB for Life rider only at the time of your initial purchase of the Contract. In the future we may offer the ability for contract owners to add the rider after purchase. You may not elect the GMWB for Life rider if you have also elected the GMWB or GMAB rider offered under this Contract. The GMWB for Life rider many not be available in all states. You may not elect a GMWB for Life rider if you have a loan outstanding, and you may not take out a loan once you elect a GMWB for Life rider. Once you purchase the GMWB for Life rider, you cannot cancel it.

In other written materials outside of this prospectus, we market the GMWB for Life rider using different names. These names are "Living Income Guarantee" and "Living Income Guarantee for 2". These names refer to the same GMWB for Life rider as described in this prospectus.

SINGLE LIFE OPTION OR JOINT LIFE OPTION The GMWB for Life rider is designed for use by you alone (the "Single Life Option"), or you and your spouse (the "Joint Life Option"). You must select either the Single Life Option or the Joint Life Option at the time you elect the GMWB for Life rider.

The Single Life Option is available to all Contract Owners. However, if you select the Single Life Option and your Contract is jointly owned, the age of the older joint owner will determine when you are eligible for lifetime benefits under the rider, and income is guaranteed only over the lifetime of the older joint owner.

The Joint Life Option is only available if you name your spouse as the joint owner or sole beneficiary of your annuity contract. Under the Joint Life Option, income is guaranteed over the joint lifetime of both you and your spouse. Under the Joint Life Option, the age of the younger spouse determines when you are eligible for lifetime benefits under the rider. This means you and your spouse will have to wait until the younger of you reaches the minimum age to qualify for the lifetime benefit.

REMAINING BENEFIT BASE ("RBB") The guarantees under the GMWB for Life rider are determined by applying an annual percentage to a base amount that we calculate called the "remaining benefit base" or "RBB."

Your initial RBB is equal to your initial Purchase Payment if you elect GMWB for Life when you purchase your contract. If in the future we permit the rider to be added after the Contract is issued, then your initial RBB is equal to your Contract Value when you elect the rider. The RBB is not a lump sum guarantee, rather, it is used to determine the amount that we return to you through a series of payments that annually do not exceed a percentage of your RBB.

Your RBB is subject to a maximum of $5,000,000 for all deferred variable annuities issued by us to you.

LIFETIME WITHDRAWAL BENEFIT ("LWB") The annual percentage of your RBB that is available for withdrawal is called the "Lifetime Withdrawal Benefit" or "LWB". Each year you may take withdrawals that do not exceed your LWB.

The level of your initial LWB payment depends on whether your GMWB for Life rider was issued under the Single Life Option or the Joint Life Option, and the timing of your first withdrawal from your annuity contract. You are eligible to receive payments under the LWB after you attain a certain age as shown below. Under the Joint Life Option, the age of the younger spouse determines eligibility. Under the Single Life Option, if your Contract is jointly owned, the age of the older joint owner determines eligibility.

     -------------------------------------------------------------------------------------------------

                                                                      MINIMUM AGE TO BE ELIGIBLE TO
                                                                               RECEIVE LWB

     -------------------------------------------------------------------------------------------------

     Single Life Option                                                        59 1/2 years

     -------------------------------------------------------------------------------------------------

     Joint Life Option                                                          65 years

     -------------------------------------------------------------------------------------------------

Your initial LWB is calculated as a percentage of the RBB immediately before your first withdrawal:

     -------------------------------------------------------------------------------------------------

     SINGLE LIFE OPTION:                                                           LWB

     -------------------------------------------------------------------------------------------------
     If you make your first withdrawal before the 5th anniversary               5% of RBB
     after you purchase GMWB for Life:
     -------------------------------------------------------------------------------------------------
     If you make your first withdrawal on or after the 5th                      6% of RBB
     anniversary, but before the 10th anniversary:
     -------------------------------------------------------------------------------------------------
     If you make your first withdrawal on or after the 10th                     7% of RBB
     anniversary:
     -------------------------------------------------------------------------------------------------

     JOINT LIFE OPTION:                                                            LWB

     -------------------------------------------------------------------------------------------------
     If you make your first withdrawal before the 8th anniversary               5% of RBB
     after you purchase GMWB for Life:
     -------------------------------------------------------------------------------------------------
     If you make your first withdrawal on or after the 8th                      6% of RBB
     anniversary, but before the 15th anniversary:
     -------------------------------------------------------------------------------------------------
     If you make your first withdrawal on or after the 15th                     7% of RBB
     anniversary:
     -------------------------------------------------------------------------------------------------

You should carefully choose when you take your first withdrawal from your Contract, because it will determine your LWB annual percentage which will not change for the life of your Contract. For example, if you take your first withdrawal before the 5th anniversary, your LWB will be 5% of RBB for the life of your Contract, and you will never qualify for a 6% or 7% of RBB.

As long as your total annual withdrawals do not exceed your LWB amount, you may continue to take your LWB payments until death, even if the aggregate payments exceed your RBB. Under the Joint Life Option, payments cease upon the death of the last surviving spouse. Under the Single Life Option, payments cease upon your death, or the death of the older joint owner.

You may adjust the amount and frequency of payments during the year. Each year you may take your LWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your LWB without affecting your guarantee. If you choose to receive only a part of, or none of, your LWB in any given year, your LWB in any subsequent year will not be increased. In certain circumstances we may limit the frequency of LWB payments to annual, such as payments under our Managed Distribution Program, payments to a beneficiary after your death, or if your Contract Value reduces to zero (see below).

ADDITIONAL PREMIUM Additional Purchase Payments made within two years after you purchase the GMWB for Life rider will increase your RBB, which will serve to increase your LWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment. Your new LWB is equal to the LWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original LWB as shown above.

Additional Purchase Payments made more than two years after you purchase the GMWB for Life rider will not be included in your RBB, and will be excluded from the guarantees under your rider.

WITHDRAWALS When you make a withdrawal, your LWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase of GMWB for Life (or "GMWB for Life Anniversary"), including the current withdrawal, does not exceed your LWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.

However, if you make a withdrawal so that the total of all your withdrawals since your GMWB for Life Anniversary, including the current withdrawal, exceeds your LWB immediately prior to the current withdrawal, we will recalculate your RBB and LWB.

To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a proportional "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

To recalculate your LWB, we reduce your LWB by a partial withdrawal reduction, which is equal to 1) the LWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by
3) the RBB immediately prior to the current withdrawal.

These recalculations magnify the effect of a withdrawal when your Contract Value is less than your RBB, as shown in the example below.

WITHDRAWAL EXAMPLES The following example is intended to illustrate the effect of withdrawals on your RBB and LWB. Assume your initial RBB is $100,000, your age is greater than 65, and you take a withdrawal of $10,000 after your first GMWB Anniversary:

WITHDRAWAL EXAMPLE

------------------------------------------------------------------------------------------------------------------------
                               ASSUMES 15% GAIN ON INVESTMENT                   ASSUMES 15% LOSS ON INVESTMENT
------------------------------------------------------------------------------------------------------------------------
                       CONTRACT          RBB             LWB (5%)        CONTRACT           RBB            LWB (5%)
                         VALUE                                             VALUE
------------------------------------------------------------------------------------------------------------------------
VALUES AS OF
------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB PURCHASE   $100,000       $100,000           $5,000         $100,000        $100,000           $5,000
------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY PRIOR TO
WITHDRAWAL AND AFTER
THE FIRST GMWB
ANNIVERSARY             $115,000       $115,000           $5,750          $85,000        $100,000           $5,000
------------------------------------------------------------------------------------------------------------------------
PARTIAL WITHDRAWAL        N/A          (115,000        (5,750 X (1-         N/A          (100,000           (5,000 X
REDUCTION                                 X              105,000/                            X         (1-88,235/100,000)=
                                   10,000/115,000)=     115,000)=                     10,000/85,000)=        $588
                                        10,000             500                            $11,765
------------------------------------------------------------------------------------------------------------------------
GREATER OF PWR OR                      $10,000                                            $11,765
THE DOLLAR AMOUNT OF
THE WITHDRAWAL                     (10,000=10,000)                                    (11,765>10,000)
------------------------------------------------------------------------------------------------------------------------
CHANGE IN VALUE DUE
TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)              $10,000        $10,000             $500           $10,000         $11,765            $588
------------------------------------------------------------------------------------------------------------------------
VALUE IMMEDIATELY
AFTER WITHDRAWAL        $105,000       $105,000           $5,250          $75,000         $88,235           $4,412
------------------------------------------------------------------------------------------------------------------------

RESET On each anniversary after you purchase the GMWB for Life rider, we will automatically reset your RBB, under our Automatic RBB Reset Program, to an amount equal to 100% of the then Contract Value. We will not automatically reset your RBB if the Contract Value on your anniversary is less than your current RBB, or, if you (or you and your spouse) are over age 85.

You may choose to opt out of the Automatic RBB Reset Program, if a reset of your RBB would cause the charge for your rider to increase. This can happen since the rate you pay for the rider will be changed to the rate in effect at the time of reset and that may be higher than the rate before the reset. We will send you advance notice if the charge for your rider would increase upon reset in order to give you the opportunity to opt out of the Automatic RBB Reset Program. In order to opt out of the Automatic RBB Reset Program, you must notify us in writing which we must receive by the 7th calendar day prior to the scheduled reset. Your rider will no longer be reset for the life of the rider unless you subsequently elect in writing to opt back into the Automatic RBB Reset Program. Your opt back in election will go into effect upon the next GMWB for Life Anniversary following the receipt of your request.

Upon reset, the LWB will be recalculated as the greater of the a) LWB prior to the reset, or b) a percentage of the Reset RBB value. The percentage will equal the percentage of the RBB (e.g. 5%) used in determining the initial LWB.

GUARANTEED PRINCIPAL OPTION If your circumstances change and you no longer want the lifetime features of the GMWB for Life rider, you may wish to opt out and receive an adjustment to your Contract Value. In this case, once you have held the rider for ten (10) years or more you will have the option each year to elect the Guaranteed Principal Option. Each year you will have a 30-day window period during which you may elect the option. You may only elect the option once, as your GMWB for Life rider will terminate when you exercise the option.

The Guaranteed Principal Option will be paid to you as a positive adjustment to your Contract Value. The adjustment is equal to (a) minus (b):

(a) Purchase Payments credited within 120 days after you purchase the GMWB for Life rider, reduced by a "Percentage Reduction in the Contract Value" attributable to any partial withdrawals taken.

     We compute the "Percentage Reduction in Contract Value" attributable to a partial withdrawal by dividing the dollar amount of the withdrawal, plus any applicable withdrawal charges, by the Contract Value immediately preceding such withdrawal. We apply the Percentage Reduction in the Contract Value as a factor equal to 1 minus the percentage reduction.

(b) Your Contract Value on the GMWB Anniversary immediately preceding exercise of the Guaranteed Principal Option.

For example, assume you make a single Purchase Payment of $100,000 and elect the GMWB for Life rider. Also assume that you make no withdrawals, and that ten years later your Contract Value has declined to $80,000. If you elect to receive the Guaranteed Principal Option, we will apply $20,000 to your Contract Value to restore it to $100,000.

To exercise the Guaranteed Principal Option you must notify us in writing within 30 days following any anniversary of your purchase of the GMWB for Life rider, on or after the tenth (10th) anniversary of your purchase of the rider. We will adjust your Contract Value at the end of the 30-day window period.

The adjustment will be added to each Variable Funding Option in the ratio that the Contract Value in such Variable Funding Option bears to the total Contract Value in all Variable Funding Options. The adjustment will never be less than zero.

If you exercise the Guaranteed Principal Option, the GMWB for Life rider will terminate on the date the adjustment is added to your Contract Value.

REQUIRED ALLOCATION OF YOUR CONTRACT VALUE AND PREMIUM PAYMENTS
If you elect the GMWB for Life rider, you will be required to invest in a limited number of specific Variable Funding Options, and you will be foreclosed from investing in all the other Variable Funding Options that would otherwise be available to you. In addition, you may not allocate any portion of your Contract Value or Premium Payments to the Fixed Account.

You will be required to allocate 100% of your Contract Value or Purchase Payments to one or more of the following Variable Funding Options. Some of these Variable Funding Options invest in mutual funds that invest in other mutual funds, also known as "funds of funds." Please see the section in this prospectus entitled "Variable Funding Options" for a description of the investment objectives of these Variable Funding Options.


                       PERMITTED VARIABLE FUNDING OPTIONS

        Money Market Portfolio
        PIONEER VARIABLE CONTRACTS TRUST
        Pioneer Ibbotson Growth Allocation VCT Portfolio -- Class II Shares Pioneer Ibbotson Moderate Allocation VCT Portfolio -- Class II Shares Pioneer America Income VCT Portfolio -- Class II Shares
        Pioneer Global High Yield VCT Portfolio -- Class II Shares
        Pioneer Strategic Income VCT Portfolio -- Class II Shares
        Pioneer High Yield VCT Portfolio -- Class II Shares
        Pioneer Balanced VCT Portfolio -- Class II Shares
        SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
        Total Return Fund -- Class II


We will reject any request by you to transfer Contract Value or allocate Purchase Payments to a Variable Funding Option other than the permitted Variable Funding Options listed above. You will be required to re-submit your request to comply with the above restrictions. We will not be responsible for any financial impact caused by delays in processing your transaction if your request is rejected because it violated the above restrictions.

We may add or remove Variable Funding Options for eligibility for new investments from the list of permitted Variable Funding Options.

GMWB FOR LIFE CHARGE The charge for your GMWB for Life rider depends on whether you purchase the Single Life Option or the Joint Life Option. The charge is deducted daily from amounts held in each Variable Funding Option. The current charge, on an annual basis, is shown below. Your current charge may increase when your RBB automatically resets, unless you notify us not to reset your RBB (see "Reset" above). The charge will never exceed 1.50%.

  -------------------------------------------------------------------

                                         CURRENT CHARGE

  -------------------------------------------------------------------

  Single Life Option
                                             0.75%
  -------------------------------------------------------------------

  Joint Life Option
                                             0.90%
  -------------------------------------------------------------------

ANNUAL WITHDRAWAL BENEFIT ("AWB") If your circumstances change, you may wish to take guaranteed withdrawals even though you have not yet reached the minimum age to be eligible for lifetime payments under LWB. In this case, you can take an "Annual Withdrawal Benefit" or "AWB" which allows you to withdraw an amount each year until your RBB is depleted. AWB payments are not guaranteed for life.

The level of your AWB is determined in the same manner as the level of your LWB as described in the above section entitled "Lifetime Withdrawal Benefit ("LWB")", except that there is no minimum age to be eligible to receive AWB payments. Additional Premium Payments affect your AWB in the same manner as they do the LWB as described in the "Additional Premium Payments" section above. The reset of your RBB will affect your AWB in the same manner as it affects the LWB as described in the "Reset" section above.

Withdrawals affect your AWB in the same manner as your LWB as described in the "Withdrawals" section above, with the following exception. If you begin taking AWB withdrawals before you reach the minimum age to qualify for payments under LWB, when you reach the minimum age any withdrawals in excess of your LWB amount will subject your LWB and RBB to a partial withdrawal reduction, even if your withdrawal does not exceed your AWB. This could serve to decrease the amount of your future monthly payments under LWB, and the length of the time period during which you may continue to take payments under AWB.

SHOULD I TAKE WITHDRAWALS UNDER LWB OR AWB? The GMWB for Life rider works best, and is designed, for the investor who can wait until the minimum age is attained to qualify for LWB payments. If you take your first withdrawal after you have reached the minimum age to qualify for LWB payments, payments under AWB or LWB are equal and the same. However, if you take your first withdrawal before you have reached the minimum age to qualify for LWB payments, the AWB or LWB payments available to you when you reach the minimum age may not be equal.

AWB is designed for the investor who has undergone a change in circumstances and wants to take withdrawals before reaching the minimum age to qualify for LWB payments.

If you choose to take AWB payments before you qualify for LWB payments, you should consider that the charges for the GMWB for Life rider are designed to support LWB payments for life, and that you may be paying a higher charge without receiving the full benefit.

IF YOU CONTINUE TO MAKE WITHDRAWALS IN EXCESS OF THE LWB ONCE THE MINIMUM AGE TO QUALIFY FOR LWB HAS BEEN REACHED, YOU MAY EVENTUALLY LOSE ANY BENEFIT UNDER LWB.

Whether you choose to access your money using the LWB, AWB, or Guaranteed Principal Option depends on your individual financial circumstances and the performance of your annuity contract. You should consult with your financial adviser to determine which method is best for you.

TAX-QUALIFIED DISTRIBUTION PROGRAMS Subject to certain limitations and restrictions, your LWB and AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, but will not affect the LWB or AWB. The following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:

     (1) distributions relating to this Contract intended to satisfy the required minimum distribution rules under Internal Revenue Code of 1986, as amended, ("Code"), Code Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to a qualified retirement plan (Code Section 401), a tax-sheltered annuity (Code
          Section 403(b)), an individual retirement annuity (Code Section 408(b)), or an eligible deferred compensation plan (Code Section 457(b)), which required minimum distribution is calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate, or as otherwise required to be calculated under the Code and the regulations thereunder;

     (2) distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity Contract provided under Code Section 72(s)(1) for certain amounts payable over the life, or over a period no longer than the remaining life expectancy, of a designated beneficiary relating to this Contract;

     (3) distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the participant or the joint lives (or joint life expectancies) of such participant and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710, or as subsequently determined under the tax law (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program) relating to this Contract; or

     (4) distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity Contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004 -9, Notice 2004-15, page 526, or as subsequently determined under the tax law (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program) relating to this Contract.

You are subject to the following limitations if you are taking distributions under a Tax-Qualified Distribution Program:

YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB for Life rider, however your

RBB, LWB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select a frequency of payments. You may change the frequency of your payments only once every two years after your GMWB for Life Anniversary, and you may only make the change during the 30-day period after your GMWB for Life Anniversary. At the time you purchase GMWB for Life, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70 1/2 before the first GMWB for Life Anniversary.

You are advised to take your required distributions prior to purchasing GMWB for Life in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB for Life, you will be limited to taking annual distributions for the first two contract years after which time you can choose an alternate mode of distribution.

ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB for Life (a "GMWB for Life Year"). If during any GMWB for Life Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB for Life rider, however for the remainder of the GMWB for Life Year your RBB, LWB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.

DISTRIBUTIONS UNDER THE TAX-QUALIFIED DISTRIBUTION PROGRAM WILL BE DETERMINED AS IF YOUR CONTRACT UNDER WHICH YOUR GMWB FOR LIFE RIDER WAS ISSUED WERE THE ONLY CONTRACT SUBJECT TO THE ABOVE TAX RULES.

TERMINATION Once you purchase the GMWB for Life rider, you cannot cancel it. However, the rider will automatically terminate when:

     o    you make a full withdrawal of your Contract Value;

     o    you apply all of your Contract Value to an Annuity Option;

     o the Contract Owner dies and a death benefit under your Contract becomes payable, unless the Contract is continued by the beneficiary;

     o the Annuitant dies and the Annuitant is not the person whose life is used to determine guaranteed payments;

     o you transfer ownership of your Contract, or change the spousal beneficiary under the Joint Life Option;

     o    you opt to take the Guaranteed Principal Option; or

     o    you terminate your annuity contract.

Charges for the rider cease upon termination.

OTHER INFORMATION You should also consider the following before you purchase the GMWB for Life rider:

     o The charge for the GMWB for Life rider continues for the life of the rider, even if you never need nor exercise the guarantees under the rider.

     o Withdrawals that are greater than your LWB or AWB will erode your guarantee by serving to more rapidly deplete your RBB.

     o The GMWB for Life rider is not transferable; if you transfer ownership of your Contract, or change the spousal beneficiary under the Joint Life Option, the rider terminates automatically.

     o If you only plan to take AWB, or take the Guaranteed Principal Option, you should consider the higher cost of the GMWB for Life rider which is designed to support payments for life under LWB.

     o If you continue to take AWB once eligible for LWB, you may eventually lose any benefit under LWB.

EFFECT ON THE DEATH BENEFIT The GMWB for Life rider terminates when a death benefit under your Contract becomes payable, except in certain circumstances when the beneficiary may continue the Contract along with the GMWB for Life rider (see "Contract Continuation by Beneficiary" and "Contract Value Reduces to Zero" below).

However, if your Contract provides for a death benefit amount that is the greatest of multiple benefits including the Adjusted Purchase Payment, your Adjusted Purchase Payment will not be calculated as described in the "Death Benefit" section, but instead will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date the rider is added to your Contract.

If the Annuitant dies before the Contract Owner(s), then the GMWB for Life rider will terminate and the beneficiary cannot continue the rider.

Under the Joint Life Option, if the spousal beneficiary predeceases the Contract Owner, the rider continues and no death benefit is paid out; the Contract Owner may then name a new beneficiary for the purposes of the death benefit provisions under the Contract, but not for purposes of the GMWB for Life rider.

Notwithstanding anything in the GMWB for Life rider to the contrary:

(a) in order to comply with section 72(s) of the Code, if the GMWB for Life rider is purchased with respect to a non-qualified annuity contract, any death benefit paid out under the terms of the GMWB for Life rider to a non-spousal Beneficiary upon the death of the owner (or to a payee other than the spouse of the Annuitant on the death of the Annuitant, where the Contract is owned by a non-natural person) (including payments made under the "Contract Continuation by the Beneficiary" provision, "Contract Value Reset to Zero" provision, and any other payments of the AWB and RBB otherwise made after a death) will be paid out in non-increasing annual installments over a period no longer than the remaining single life expectancy of the Beneficiary under the appropriate IRS life expectancy table under Code Section 72 and the regulation thereunder or as otherwise provided under the tax law for non-qualified annuities and under Code
Section 72(s). Such payments must begin within 12 months of the date of death in all cases.

(b) Where the Beneficiary or other payee under paragraph (a) is not a natural person, such period may not extend beyond the fifth anniversary of the date of the death.

(c) If the GMWB for Life rider is issued under a Qualified Contract and the death occurs on or after the Required Beginning Date of distributions to the participant under Code Section 401(a)(9), the period for the payments described in paragraph (a) above may not exceed the longer of: (i) the Beneficiary's or other payee's remaining life expectancy or (ii) the deceased Annuitant's remaining life expectancy in the year of his or her death, reduced by one for each calendar year thereafter.

(d) Where under other sections of the GMWB for Life rider, any payment described in this section ("Effect on Death Benefits") is payable over a shorter period of time, required to begin at an earlier date, or would otherwise be paid more rapidly than under this section ("Effect on Death Benefit"), then such payment will be made under the terms of such other provision.

If annual payments must exceed the AWB in order to comply with these requirements, then these payments will not result in a Partial Withdrawal Reduction to the RBB and AWB as described in the RBB and AWB sections of the GMWB for Life rider. Each withdrawal will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.

CONTRACT CONTINUATION BY THE BENEFICIARY Under the Joint Life Option, if the spousal beneficiary elects to continue the Contract instead of receiving the death benefit, the GMWB for Life rider will also continue for the benefit of the spouse. Upon the death of the spouse, the LWB will terminate. However, if there are any remaining AWB payments, such payments may be continued by a surviving beneficiary instead of receiving a death benefit. In such case payments will be made annually on the next rider anniversary, no further resets will be made of the RBB, and the RBB will be reduced by the amount of each payment. Upon the death of such beneficiary, if AWB payments are still being made, the payments will continue to the beneficiary's estate unless such other designee has been agreed to by us in writing until the RBB is exhausted at which time the GMWB for Life rider terminates.

Under the Single Life Option, the LWB terminates when a death benefit becomes payable under the Contract, regardless of whether the Contract is continued by a beneficiary. If a non-spousal beneficiary continues the Contract, even under the Joint Life Option, the LWB terminates. However, if there are any remaining AWB payments, such payments may also be continued by a surviving beneficiary as described in the preceding paragraph.

Payments made under the Continuation by the Beneficiary provision of the GMWB for Life rider will be adjusted to the extent required so that upon the death of the owner (or upon the death of the Annuitant where the owner is not a natural person), the RBB is paid out at regular intervals in non-increasing annual payments over a period no longer than permitted under Code Section 72(s) in the case of a rider made a part of a non-qualified Contract.

For riders issued under a Qualified Contract, the payments under the Continuation by the Beneficiary provision of the GMWB for Life rider must be paid out at regular intervals in non-increasing annual payments made over a period no longer than that permitted under Code Section 401(a)(9) and the regulations thereunder.

Payments to the Beneficiary or to the owner's estate on the death of the owner, or payments to the Beneficiary's estate (or to the successor beneficiary) in the case of the Beneficiary's death must be made beginning within twelve months of such death in each case and will be made at least as rapidly as under the payment method, if any, being used at the time of the death.

CONTRACT VALUE REDUCES TO ZERO If your Contract Value reduces to zero for reasons other than you making 1) a withdrawal that exceeds your AWB or LWB or 2) a full withdrawal of your Contract Value, and the minimum age has already been reached to be eligible to receive LWB payments, then we will automatically begin paying you annual payments equal to the LWB as long as you (or you or your spouse under the Joint Life Option) are alive unless you elect to receive annual payments equal to the AWB as set forth below. Payments will be made once a year on each rider effective date anniversary starting with the next anniversary. Each payment will reduce the RBB by the amount of the payment. Alternatively, you have the option to elect in writing to instead receive annual payments equal to the current AWB, as of the date your written election is received in good order at our office, until the RBB is depleted. Upon such election, we will begin paying you the AWB starting on the next rider effective date anniversary following the date your written election is received in good order in our office.

If the minimum age to be eligible for LWB payments has not yet been reached, and the RBB is greater than zero, we will automatically begin paying you annual payments equal to the AWB until the RBB is depleted. All other rights under your Contract cease, we will no longer accept subsequent Purchase Payments and no future resets will be allowed. All other optional endorsements are terminated without value.

Upon your death (or you or your spouse's death under the Joint Life Option), your Beneficiary(s) will receive the following:

     1. Under the Single Life Option, the LWB will be set to $0.00 and the beneficiary(s) will receive annual payments equal to the current AWB until the RBB is depleted. No other death benefit or Enhanced Stepped-Up Provision (if any) will be paid if the RBB is already equal to zero upon the owner's death. The death benefit under the Contract is cancelled. Upon the beneficiary's death, if AWB payments are still being made, the payments will continue to the beneficiary's estate unless such other designee has been agreed to by us in writing until the RBB is exhausted at which time the GMWB for Life rider terminates.

     2. Under the Joint Life Option, the terms of the rider continue and we will continue to your spouse annual payments equal to either the LWB or AWB according to your election prior to your death and the terms described above. The death benefit under the Contract is cancelled. Upon the spouse's death, the LWB will be set to $0.00 and the spousal beneficiary's estate or Beneficiary, as applicable, will receive annual payments equal to the current AWB until the RBB is depleted. Upon that beneficiary's death, if AWB payments are still being made, the payments will continue to the beneficiary's estate unless such other designee has been agreed to by us in writing until the RBB is exhausted at which time the GMWB for Life rider terminates

     3. Payments made under the "Contract value reduces to Zero" provision of the GMWB for Life rider will be adjusted to the extent required so that upon the death of the owner, the RBB is paid out at regular intervals in non-increasing annual payments over a period no longer than permitted under Code Section 72(s) in the case of a rider made a part of a non-qualified Contract.

     4. For riders issued under a Contract that is issued to an Individual Retirement Account under Code Section 408(a), an Individual Retirement Annuity under Code Section 408(b), a Roth IRA annuity under Code
          Section 408A, a SIMPLE IRA annuity under Code Section 408(p) or any other annuity under an employer's retirement plan that is subject to the required minimum distribution rules under Code Section 401(a)(9), including the after-death distribution rules under Code Section 401(a)(9)(B) ("Qualified Contracts"), The payments under this provision of the GMWB for Life rider will be adjusted as required to be paid out in a non-increasing annual payments over a period no longer than permitted under Code Section 401(a)(9).

Payments to the Beneficiary (or to the owner's estate on the death of the owner), or payments to the successor beneficiary (or to the Beneficiary's estate) in the case of the Beneficiary's death must be made beginning within twelve months of such death in each case and will be made at least as rapidly as under the payment method, if any, being used at the time of the death.

In the section entitled "Death Benefit," the following paragraph is added as the last paragraph:

If you purchased the GMWB for Life rider and if your Contract provides for a death benefit amount that is the greatest of multiple benefits including the Adjusted Purchase Payment, your Adjusted Purchase Payment will not be calculated as described above, but instead will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date the GMWB for Life rider is added to your Contract.



L-245686                                                      January, 2006

                                     PART B

          INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                                   VINTAGE II
                             VINTAGE II (SERIES II)
                                    VINTAGE 3
                              PORTFOLIO ARCHITECT 3
                              PORTFOLIO ARCHITECT L
                                    VINTAGE L
                           PIONEER ANNUISTAR(SM) FLEX

                       STATEMENT OF ADDITIONAL INFORMATION

                                      DATED

                                DECEMBER 30, 2005

                                       FOR

           THE TRAVELERS SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES

                                    ISSUED BY

                         THE TRAVELERS INSURANCE COMPANY

This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Individual Variable Annuity Contract Prospectus dated May 2, 2005. A copy of the Prospectus may be obtained by writing to The Travelers Insurance Company, Annuity Investor Services, One Cityplace, Hartford, Connecticut 06103-3415, or by calling (800) 842-8573 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

                                TABLE OF CONTENTS

THE INSURANCE COMPANY.....................................................     2
PRINCIPAL UNDERWRITER.....................................................     2
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT.........................     2
VALUATION OF ASSETS.......................................................     3
FEDERAL TAX CONSIDERATIONS................................................     4
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.............................     7
CONDENSED FINANCIAL INFORMATION...........................................     8
FINANCIAL STATEMENTS......................................................   F-1

                              THE INSURANCE COMPANY

The Travelers Insurance Company (the "Company") is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. The Company is licensed to conduct a life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands, and the Bahamas. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415 and its telephone number is (860) 308-1000. The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE SEPARATE ACCOUNT. The Travelers Separate Account Nine for Variable Annuities (the "Separate Account") meets the definition of a separate account under the federal securities laws, and complies with the provisions of the 1940 Act. Additionally, the operations of the Separate Account are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.

                              PRINCIPAL UNDERWRITER

Travelers Distribution LLC ("TDLLC") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut.

TDLLC is affiliated with the Company and the Separate Account.

                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, TDLLC and the Company, TDLLC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses TDLLC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by TDLLC over the past three years.

                         TDLLC UNDERWRITING COMMISSIONS

                                ($ in thousands)

------------------------------------------------------------------------------------------------
                   UNDERWRITING COMMISSIONS PAID TO TDLLC     AMOUNT OF UNDERWRITING COMMISSIONS
YEAR                           BY THE COMPANY                          RETAINED BY TDLLC
------------------------------------------------------------------------------------------------
2004                              $132,410                                    $0
------------------------------------------------------------------------------------------------
2003                               $73,223                                    $0
------------------------------------------------------------------------------------------------
2002                               $88,393                                    $0
------------------------------------------------------------------------------------------------

                               VALUATION OF ASSETS

FUNDING OPTIONS: The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Any security not traded on a securities exchange but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Securities traded on the over-the-counter-market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by "marking to market" (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.) "Marking to market" takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.

THE CONTRACT VALUE: The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

            (a) = investment income plus capital gains and losses (whether realized or unrealized);

            (b) = any deduction for applicable taxes (presently zero); and

            (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is 1.000081 and, for a period of two days, is
1.000081 x 1.000081.)

                           FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70 1/2 or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the Contract Owner attains 70 1/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant. You should note that the U.S. Treasury recently issued regulations clarifying the operation of the required minimum distribution rules.

NONQUALIFIED ANNUITY CONTRACTS

Individuals may purchase tax-deferred annuities without any limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains, taxable at 15% or less) relative to the ordinary income treatment received on annuity income and interest received on fixed instruments (notes, bonds, etc.).

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and
(b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002 - 2004, $4,000 for calendar years 2005-2007, and $5,000 for 2008, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up" contributions may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $40,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM

Effective January 1, 1997, employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit was increased under EGTRRA. The applicable limit was increased under EGTRRA to $7,000 for 2002, $8,000 for 2003, $9,000 in 2004, $10,000 in 2005 (which will be indexed for inflation for years after 2005. (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

ROTH IRAs

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

The annual limits that apply to the amounts that may be contributed to a defined contribution plan each year were increased by EGTRRA. The maximum total annual limit was increased from $35,000 to $40,000 ($42,000 for 2005). The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") increase on a graduated basis; $11,000 in 2002, $12,000 in 2003, $13,000 in 2004, $14,000 in 2005 and $15,000 in 2006. The $15,000 annual limit will be indexed for inflation after 2006. Additional "catch-up contributions" may be made by individuals age 50 or over.

Amounts attributable to salary reduction contributions under Code Section 401(k) and income thereon may not be withdrawn prior to severance from employment, death, total and permanent disability, attainment of age 59 1/2, or in the case of hardship.

SECTION 403(B) PLANS

Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($14,000 in 2005).

Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(B) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS SPONSORED BY GOVERNMENTAL ENTITIES

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

            (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

            (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

            (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70 1/2 or as otherwise required by law, or

            (d)   the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2.    OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and generally cannot elect out of withholding.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The consolidated financial statements and schedules of The Travelers Insurance Company and subsidiaries as of December 31, 2004 and 2003, and for each of the years in the three-year period ended December 31, 2004, included herein, and the financial statements of The Travelers Separate Account Nine for Variable Annuities as of December 31, 2004, and for each of the years in the two-year period ended December 31, 2004, also included herein, have been included in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit reports on The Travelers Insurance Company and subsidiaries refer to changes in the Company's methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004, for variable interest entities in 2003, and for goodwill and intangible assets in 2002.

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.05%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Money Market Portfolio (3/02)                               2004        0.982           0.972                      --
                                                               2003        0.995           0.982                      --

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund - Series II (11/03)      2004        1.032           1.075                  40,658
                                                               2003        1.000           1.032                      --

   AIM V.I. Mid Cap Core Equity Fund - Series II (11/03)       2004        1.043           1.161                      --
                                                               2003        1.000           1.043                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (11/03)                                              2004        1.033           1.123                 121,341
                                                               2003        1.000           1.033                      --

   Franklin Small Cap Fund - Class 2 Shares (2/00)             2004        1.153           1.259                   7,904
                                                               2003        0.857           1.153                      --

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2004        1.172           1.361                  66,369
                                                               2003        0.904           1.172                  10,166

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class II Shares (11/03)                                     2004        1.056           1.126                  39,542
                                                               2003        1.000           1.056                      --

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (11/03)                                              2004        1.052           1.099                  12,870
                                                               2003        1.000           1.052                      --

   Oppenheimer Global Securities Fund/VA - Service
   Shares (11/03)                                              2004        1.080           1.258                  47,199
                                                               2003        1.000           1.080                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.002           1.012                  32,300
                                                               2003        1.000           1.002                      --

   Pioneer Balanced VCT Portfolio - Class II Shares (11/03)    2004        1.033           1.058                      --
                                                               2003        1.000           1.033                      --

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.125           1.308                   3,194
                                                               2003        1.000           1.125                      --

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.064           1.209                  33,109
                                                               2003        1.000           1.064                      --

   Pioneer Europe VCT Portfolio - Class II Shares (11/03)      2004        1.094           1.267                      --
                                                               2003        1.000           1.094                      --

   Pioneer Fund VCT Portfolio - Class II Shares (11/03)        2004        1.053           1.144                  53,140
                                                               2003        1.000           1.053                      --

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.029           1.073                  28,185
                                                               2003        1.000           1.029                      --

   Pioneer High Yield VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.024           1.082                  67,625
                                                               2003        1.000           1.024                      --

   Pioneer International Value VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.093           1.268                      --
                                                               2003        1.000           1.093                      --

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.051           1.254                  63,558
                                                               2003        1.000           1.051                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Pioneer Oak Ridge Large Cap Growth VCT Portfolio -
   Class II Shares (3/04)                                      2004        1.000           1.091                   3,589

   Pioneer Papp America-Pacific Rim Fund VCT - Class II
   Shares (3/04)                                               2004        1.000           0.998                  23,613

   Pioneer Papp Small & Mid Cap Growth VCT Portfolio -
   Class II Shares (3/04)                                      2004        1.000           1.069                  88,717

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.044           1.385                  24,930
                                                               2003        1.000           1.044                      --

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.062           1.247                   7,106
                                                               2003        1.000           1.062                      --

   Pioneer Small Company VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.038           1.152                  21,804
                                                               2003        1.000           1.038                      --

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.024           1.103                  73,193
                                                               2003        1.000           1.024                      --

   Pioneer Value VCT Portfolio - Class II Shares (11/03)       2004        1.061           1.158                  35,064
                                                               2003        1.000           1.061                      --

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (11/03)                        2004        1.038           1.103                   5,595
                                                               2003        1.000           1.038                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.25%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Money Market Portfolio (3/02)                               2004        0.985           0.973                 506,125
                                                               2003        0.999           0.985                 175,479

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund - Series II (11/03)      2004        1.031           1.072                 330,264
                                                               2003        1.000           1.031                      --

   AIM V.I. Mid Cap Core Equity Fund - Series II (11/03)       2004        1.043           1.158                 162,460
                                                               2003        1.000           1.043                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (11/03)                                              2004        1.032           1.120                 967,326
                                                               2003        1.000           1.032                      --

   Franklin Small Cap Fund - Class 2 Shares (2/00)             2004        1.300           1.417               1,111,279
                                                               2003        0.969           1.300                 297,552

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2004        1.278           1.481               2,330,211
                                                               2003        0.989           1.278                 519,279

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class II Shares (11/03)                                     2004        1.056           1.123                 520,721
                                                               2003        1.000           1.056                      --

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (11/03)                                              2004        1.052           1.097                 295,758
                                                               2003        1.000           1.052                      --

   Oppenheimer Global Securities Fund/VA - Service
   Shares (11/03)                                              2004        1.080           1.255                 398,590
                                                               2003        1.000           1.080                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.002           1.009                 257,745
                                                               2003        1.000           1.002                      --

   Pioneer Balanced VCT Portfolio - Class II Shares (11/03)    2004        1.033           1.056                 164,569
                                                               2003        1.000           1.033                      --

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.125           1.305                 138,136
                                                               2003        1.000           1.125                      --

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.063           1.207                 465,812
                                                               2003        1.000           1.063                      --

   Pioneer Europe VCT Portfolio - Class II Shares (11/03)      2004        1.094           1.264                  35,674
                                                               2003        1.000           1.094                      --

   Pioneer Fund VCT Portfolio - Class II Shares (11/03)        2004        1.053           1.142                 744,391
                                                               2003        1.000           1.053                      --

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.029           1.070                  43,265
                                                               2003        1.000           1.029                      --

   Pioneer High Yield VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.024           1.079                 519,755
                                                               2003        1.000           1.024                      --

   Pioneer International Value VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.092           1.265                  51,755
                                                               2003        1.000           1.092                      --

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.051           1.251                 200,166
                                                               2003        1.000           1.051                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Pioneer Oak Ridge Large Cap Growth VCT Portfolio -
   Class II Shares (3/04)                                      2004        1.000           1.089                  62,238

   Pioneer Papp America-Pacific Rim Fund VCT - Class II
   Shares (3/04)                                               2004        1.000           0.996                  23,565

   Pioneer Papp Small & Mid Cap Growth VCT Portfolio -
   Class II Shares (3/04)                                      2004        1.000           1.068                 140,878

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.044           1.382                 142,220
                                                               2003        1.000           1.044                      --

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.062           1.244                 106,338
                                                               2003        1.000           1.062                      --

   Pioneer Small Company VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.038           1.149                   7,915
                                                               2003        1.000           1.038                      --

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.023           1.100                 817,250
                                                               2003        1.000           1.023                      --

   Pioneer Value VCT Portfolio - Class II Shares (11/03)       2004        1.061           1.156                 261,486
                                                               2003        1.000           1.061                      --

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (11/03)                        2004        1.038           1.101                 169,169
                                                               2003        1.000           1.038                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.35%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Money Market Portfolio (3/02)                               2004        0.993           0.980                      --
                                                               2003        1.000           0.993                      --

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund - Series II (11/03)      2004        1.031           1.071                      --
                                                               2003        1.000           1.031                      --

   AIM V.I. Mid Cap Core Equity Fund - Series II (11/03)       2004        1.043           1.157                      --
                                                               2003        1.000           1.043                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (11/03)                                              2004        1.032           1.119                      --
                                                               2003        1.000           1.032                      --

   Franklin Small Cap Fund - Class 2 Shares (2/00)             2004        1.191           1.297                   7,965
                                                               2003        1.000           1.191                      --

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2004        1.174           1.359                      --
                                                               2003        1.000           1.174                      --

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class II Shares (11/03)                                     2004        1.056           1.122                      --
                                                               2003        1.000           1.056                      --

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (11/03)                                              2004        1.052           1.095                      --
                                                               2003        1.000           1.052                      --

   Oppenheimer Global Securities Fund/VA - Service
   Shares (11/03)                                              2004        1.080           1.254                      --
                                                               2003        1.000           1.080                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.002           1.008                      --
                                                               2003        1.000           1.002                      --

   Pioneer Balanced VCT Portfolio - Class II Shares (11/03)    2004        1.032           1.055                      --
                                                               2003        1.000           1.032                      --

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.125           1.304                     492
                                                               2003        1.000           1.125                      --

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.063           1.205                      --
                                                               2003        1.000           1.063                      --

   Pioneer Europe VCT Portfolio - Class II Shares (11/03)      2004        1.094           1.263                      --
                                                               2003        1.000           1.094                      --

   Pioneer Fund VCT Portfolio - Class II Shares (11/03)        2004        1.053           1.141                   1,428
                                                               2003        1.000           1.053                      --

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.029           1.069                     707
                                                               2003        1.000           1.029                      --

   Pioneer High Yield VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.024           1.078                      --
                                                               2003        1.000           1.024                      --

   Pioneer International Value VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.092           1.263                   1,514
                                                               2003        1.000           1.092                      --

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.051           1.250                     908
                                                               2003        1.000           1.051                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Pioneer Oak Ridge Large Cap Growth VCT Portfolio -
   Class II Shares (3/04)                                      2004        1.000           1.088                     918

   Pioneer Papp America-Pacific Rim Fund VCT - Class II
   Shares (3/04)                                               2004        1.000           0.995                      --

   Pioneer Papp Small & Mid Cap Growth VCT Portfolio -
   Class II Shares (3/04)                                      2004        1.000           1.067                      --

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.043           1.380                     546
                                                               2003        1.000           1.043                      --

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.061           1.243                     708
                                                               2003        1.000           1.061                      --

   Pioneer Small Company VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.038           1.148                      --
                                                               2003        1.000           1.038                      --

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.023           1.099                   2,482
                                                               2003        1.000           1.023                      --

   Pioneer Value VCT Portfolio - Class II Shares (11/03)       2004        1.061           1.155                     976
                                                               2003        1.000           1.061                      --

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (11/03)                        2004        1.038           1.100                      --
                                                               2003        1.000           1.038                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.45%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Money Market Portfolio (3/02)                               2004        0.983           0.969                      --
                                                               2003        0.999           0.983                      --

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund - Series II (11/03)      2004        1.031           1.070                  33,380
                                                               2003        1.000           1.031                      --

   AIM V.I. Mid Cap Core Equity Fund - Series II (11/03)       2004        1.043           1.156                      --
                                                               2003        1.000           1.043                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (11/03)                                              2004        1.032           1.118                 239,289
                                                               2003        1.000           1.032                      --

   Franklin Small Cap Fund - Class 2 Shares (2/00)             2004        1.297           1.411                  76,355
                                                               2003        0.968           1.297                   4,318

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2004        1.275           1.475                 261,521
                                                               2003        0.988           1.275                  22,009

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class II Shares (11/03)                                     2004        1.056           1.121                 182,258
                                                               2003        1.000           1.056                      --

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (11/03)                                              2004        1.052           1.094                  36,298
                                                               2003        1.000           1.052                      --

   Oppenheimer Global Securities Fund/VA - Service
   Shares (11/03)                                              2004        1.080           1.253                 100,600
                                                               2003        1.000           1.080                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.002           1.007                  14,168
                                                               2003        1.000           1.002                      --

   Pioneer Balanced VCT Portfolio - Class II Shares (11/03)    2004        1.032           1.054                  10,823
                                                               2003        1.000           1.032                      --

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.125           1.302                  11,318
                                                               2003        1.000           1.125                      --

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.063           1.204                  97,012
                                                               2003        1.000           1.063                      --

   Pioneer Europe VCT Portfolio - Class II Shares (11/03)      2004        1.093           1.261                   2,893
                                                               2003        1.000           1.093                      --

   Pioneer Fund VCT Portfolio - Class II Shares (11/03)        2004        1.052           1.139                 108,895
                                                               2003        1.000           1.052                      --

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.029           1.068                      --
                                                               2003        1.000           1.029                      --

   Pioneer High Yield VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.024           1.077                 343,541
                                                               2003        1.000           1.024                      --

   Pioneer International Value VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.092           1.262                   7,607
                                                               2003        1.000           1.092                      --

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.051           1.249                 120,187
                                                               2003        1.000           1.051                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Pioneer Oak Ridge Large Cap Growth VCT Portfolio -
   Class II Shares (3/04)                                      2004        1.000           1.088                      --

   Pioneer Papp America-Pacific Rim Fund VCT - Class II
   Shares (3/04)                                               2004        1.000           0.994                  40,346

   Pioneer Papp Small & Mid Cap Growth VCT Portfolio -
   Class II Shares (3/04)                                      2004        1.000           1.066                  56,735

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.043           1.378                  21,650
                                                               2003        1.000           1.043                      --

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.061           1.242                  40,103
                                                               2003        1.000           1.061                      --

   Pioneer Small Company VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.038           1.146                   1,662
                                                               2003        1.000           1.038                      --

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.023           1.098                  23,760
                                                               2003        1.000           1.023                      --

   Pioneer Value VCT Portfolio - Class II Shares (11/03)       2004        1.061           1.153                  28,516
                                                               2003        1.000           1.061                      --

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (11/03)                        2004        1.038           1.099                  48,252
                                                               2003        1.000           1.038                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.55%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Money Market Portfolio (3/02)                               2004        1.000           0.993                      --

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund - Series II (11/03)      2004        1.000           1.054                      --

   AIM V.I. Mid Cap Core Equity Fund - Series II (11/03)       2004        1.000           1.064                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (11/03)                                              2004        1.000           1.071                      --

   Franklin Small Cap Fund - Class 2 Shares (2/00)             2004        1.000           1.084                   9,872

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2004        1.000           1.155                      --

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class II Shares (11/03)                                     2004        1.000           1.052                      --

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (11/03)                                              2004        1.000           1.046                      --

   Oppenheimer Global Securities Fund/VA - Service
   Shares (11/03)                                              2004        1.000           1.168                      --

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.000           1.032                      --

   Pioneer Balanced VCT Portfolio - Class II Shares (11/03)    2004        1.000           1.025                      --

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.000           1.294                      --

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.000           1.124                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Pioneer Europe VCT Portfolio - Class II Shares (11/03)      2004        1.000           1.176                      --

   Pioneer Fund VCT Portfolio - Class II Shares (11/03)        2004        1.000           1.089                      --

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.000           1.080                      --

   Pioneer High Yield VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.000           1.084                      --

   Pioneer International Value VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.000           1.169                      --

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.000           1.142                      --

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio -
   Class II Shares (3/04)                                      2004        1.000           1.069                      --

   Pioneer Papp America-Pacific Rim Fund VCT - Class II
   Shares (3/04)                                               2004        1.000           0.991                      --

   Pioneer Papp Small & Mid Cap Growth VCT Portfolio -
   Class II Shares (3/04)                                      2004        1.000           1.009                      --

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.000           1.307                      --

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.000           1.153                      --

   Pioneer Small Company VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.000           1.107                      --

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.000           1.097                      --

   Pioneer Value VCT Portfolio - Class II Shares (11/03)       2004        1.000           1.085                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (11/03)                        2004        1.000           1.052                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.65%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Money Market Portfolio (3/02)                               2004        0.992           0.976                  35,314
                                                               2003        1.000           0.992                      --

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund - Series II (11/03)      2004        1.031           1.068                  15,243
                                                               2003        1.000           1.031                      --

   AIM V.I. Mid Cap Core Equity Fund - Series II (11/03)       2004        1.042           1.153                      --
                                                               2003        1.000           1.042                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (11/03)                                              2004        1.032           1.116                  74,934
                                                               2003        1.000           1.032                      --

   Franklin Small Cap Fund - Class 2 Shares (2/00)             2004        1.190           1.292                  36,614
                                                               2003        1.000           1.190                      --

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2004        1.173           1.354                  39,024
                                                               2003        1.000           1.173                      --

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class II Shares (11/03)                                     2004        1.056           1.118                  34,041
                                                               2003        1.000           1.056                      --

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (11/03)                                              2004        1.052           1.092                  22,202
                                                               2003        1.000           1.052                      --

   Oppenheimer Global Securities Fund/VA - Service
   Shares (11/03)                                              2004        1.080           1.250                  16,085
                                                               2003        1.000           1.080                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.001           1.005                  35,567
                                                               2003        1.000           1.001                      --

   Pioneer Balanced VCT Portfolio - Class II Shares (11/03)    2004        1.032           1.051                      --
                                                               2003        1.000           1.032                      --

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.124           1.299                  39,586
                                                               2003        1.000           1.124                      --

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.063           1.201                      --
                                                               2003        1.000           1.063                      --

   Pioneer Europe VCT Portfolio - Class II Shares (11/03)      2004        1.093           1.259                   2,281
                                                               2003        1.000           1.093                      --

   Pioneer Fund VCT Portfolio - Class II Shares (11/03)        2004        1.052           1.137                  74,378
                                                               2003        1.000           1.052                      --

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.029           1.066                      --
                                                               2003        1.000           1.029                      --

   Pioneer High Yield VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.024           1.075                   9,601
                                                               2003        1.000           1.024                      --

   Pioneer International Value VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.092           1.259                      --
                                                               2003        1.000           1.092                      --

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.051           1.246                   1,965
                                                               2003        1.000           1.051                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Pioneer Oak Ridge Large Cap Growth VCT Portfolio -
   Class II Shares (3/04)                                      2004        1.000           1.086                  13,088

   Pioneer Papp America-Pacific Rim Fund VCT - Class II
   Shares (3/04)                                               2004        1.000           0.993                  13,393

   Pioneer Papp Small & Mid Cap Growth VCT Portfolio -
   Class II Shares (3/04)                                      2004        1.000           1.064                      --

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.043           1.375                   8,481
                                                               2003        1.000           1.043                      --

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.061           1.239                   4,518
                                                               2003        1.000           1.061                      --

   Pioneer Small Company VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.038           1.144                      --
                                                               2003        1.000           1.038                      --

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.023           1.095                  73,931
                                                               2003        1.000           1.023                      --

   Pioneer Value VCT Portfolio - Class II Shares (11/03)       2004        1.061           1.151                  47,115
                                                               2003        1.000           1.061                      --

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (11/03)                        2004        1.037           1.096                      --
                                                               2003        1.000           1.037                      --

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2004.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulate unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.05%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Capital Appreciation Fund (3/02)                            2004        0.949           1.111                      --
                                                               2003        0.775           0.949                      --
                                                               2002        1.000           0.775                      --

   High Yield Bond Trust (5/04)                                2004        1.000           1.065                      --

   Managed Assets Trust (5/04)                                 2004        1.000           1.073                      --

   Money Market Portfolio (3/02)                               2004        0.982           0.972                      --
                                                               2003        0.995           0.982                      --
                                                               2002        1.000           0.995                      --

AIM Variable Insurance Funds, Inc.
   AIM V.I. Premier Equity Fund - Series I (10/02)             2004        0.956           0.991                      --
                                                               2003        0.780           0.956                      --
                                                               2002        1.142           0.780                      --
                                                               2001        1.000           1.142                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (5/02)                                              2004        0.968           1.028                      --
                                                               2003        0.801           0.968                      --
                                                               2002        1.182           0.801                      --
                                                               2001        1.000           1.182                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2004        1.316           1.463                  45,727
                                                               2003        0.993           1.316                      --

   Growth Fund - Class 2 Shares (2/00)                         2004        1.227           1.353                 224,757
                                                               2003        0.916           1.227                  13,689

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Growth-Income Fund - Class 2 Shares (2/00)                  2004        1.186           1.282                 141,724
                                                               2003        0.914           1.186                  88,389

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (3/02)       2004        1.119           1.370                      --
                                                               2003        0.799           1.119                      --
                                                               2002        1.000           0.799                      --

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (3/02)            2004        1.250           1.609                      --
                                                               2003        0.952           1.250                      --
                                                               2002        1.000           0.952                      --

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -  Developing Leaders
   Portfolio - Initial Shares (3/02)                           2004        0.969           1.057                      --
                                                               2003        0.751           0.969                      --
                                                               2002        1.000           0.751                      --

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (3/02)                           2004        0.948           0.975                      --
                                                               2003        0.798           0.948                      --
                                                               2002        1.000           0.798                      --

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.031           1.138                  62,851
                                                               2003        0.841           1.031                      --
                                                               2002        1.000           0.841                      --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.442           1.761                  27,878
                                                               2003        1.000           1.442                   4,181

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2004        1.172           1.361                  66,369
                                                               2003        0.904           1.172                  10,166
                                                               2002        1.134           0.904                      --
                                                               2001        1.000           1.134                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Templeton Growth Securities Fund - Class 2 Shares (8/02)    2004        1.020           1.160                   1,140
                                                               2003        0.788           1.020                      --
                                                               2002        1.000           0.788                      --

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (6/02)             2004        1.086           1.173                  24,381
                                                               2003        0.867           1.086                      --
                                                               2002        1.141           0.867                      --
                                                               2001        1.000           1.141                      --

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (1/00)                                       2004        1.035           1.107                      --
                                                               2003        0.754           1.035                      --
                                                               2002        1.000           0.754                      --

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (1/00)                                               2004        1.016           1.079                      --
                                                               2003        0.797           1.016                      --
                                                               2002        1.000           0.797                      --

Janus Aspen Series
   Balanced Portfolio - Service Shares (3/02)                  2004        1.015           1.076                      --
                                                               2003        0.911           1.015                      --
                                                               2002        1.000           0.911                      --

   Global Life Sciences Portfolio - Service Shares (3/02)      2004        0.907           1.015                      --
                                                               2003        0.733           0.907                      --
                                                               2002        1.000           0.733                      --

   Global Technology Portfolio - Service Shares (3/02)         2004        0.894           0.880                      --
                                                               2003        0.623           0.894                      --
                                                               2002        1.000           0.623                      --

   Worldwide Growth Portfolio - Service Shares (3/02)          2004        0.894           0.916                      --
                                                               2003        0.738           0.894                      --
                                                               2002        1.000           0.738                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.330           1.497                  11,540
                                                               2003        1.000           1.330                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.239           1.368                  69,261
                                                               2003        1.000           1.239                  71,566

   Mid-Cap Value Portfolio (5/03)                              2004        1.254           1.524                  66,625
                                                               2003        1.000           1.254                  13,602

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.074           1.201                      --
                                                               2003        1.000           1.074                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.067           1.199                   1,538
                                                               2003        1.000           1.067                      --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (5/04)     2004        1.000           1.069                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.043           1.113                 171,050
                                                               2003        1.000           1.043                  78,471

   Total Return Portfolio - Administrative Class (2/02)        2004        1.102           1.132                 164,259
                                                               2003        1.071           1.102                      --
                                                               2002        1.002           1.071                      --
                                                               2001        1.000           1.002                      --

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (1/00)    2004        1.100           1.159                      --
                                                               2003        0.850           1.100                      --
                                                               2002        1.233           0.850                      --
                                                               2001        1.000           1.233                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Putnam VT International Equity Fund - Class IB
   Shares (5/02)                                               2004        1.155           1.315                      --
                                                               2003        0.917           1.155                      --
                                                               2002        1.137           0.917                      --
                                                               2001        1.000           1.137                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (3/02)     2004        1.433           1.771                  15,588
                                                               2003        0.977           1.433                      --
                                                               2002        1.220           0.977                      --
                                                               2001        1.000           1.220                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (12/01)                              2004        1.127           1.196                   9,549
                                                               2003        0.827           1.127                      --
                                                               2002        1.127           0.827                      --
                                                               2001        1.000           1.127                      --

   Investors Fund - Class I (2/02)                             2004        1.107           1.197                   9,435
                                                               2003        0.854           1.107                      --
                                                               2002        1.133           0.854                      --
                                                               2001        1.000           1.133                      --

   Large Cap Growth Fund - Class I (8/02)                      2004        1.128           1.111                      --
                                                               2003        0.797           1.128                      --
                                                               2002        1.000           0.797                      --

   Small Cap Growth Fund - Class I (5/02)                      2004        1.171           1.320                  56,224
                                                               2003        0.802           1.171                      --
                                                               2002        1.255           0.802                      --
                                                               2001        1.000           1.255                      --

The Travelers Series Trust
   Convertible Securities Portfolio (3/02)                     2004        1.156           1.204                      --
                                                               2003        0.935           1.156                      --
                                                               2002        1.000           0.935                      --

   Disciplined Mid Cap Stock Portfolio (3/02)                  2004        1.038           1.184                      --
                                                               2003        0.792           1.038                      --
                                                               2002        1.000           0.792                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Equity Income Portfolio (5/02)                              2004        1.224           1.317                  52,584
                                                               2003        0.952           1.224                  35,771
                                                               2002        1.129           0.952                      --
                                                               2001        1.000           1.129                      --

   Federated High Yield Portfolio (3/02)                       2004        1.187           1.284                   4,376
                                                               2003        0.990           1.187                      --
                                                               2002        1.000           0.990                      --

   Federated Stock Portfolio (3/02)                            2004        0.977           1.058                      --
                                                               2003        0.781           0.977                      --
                                                               2002        1.000           0.781                      --

   Large Cap Portfolio (6/02)                                  2004        1.050           1.096                      --
                                                               2003        0.860           1.050                      --
                                                               2002        1.137           0.860                      --
                                                               2001        1.000           1.137                      --

   Lazard International Stock Portfolio (3/02)                 2004        1.060           1.202                  30,586
                                                               2003        0.842           1.060                      --
                                                               2002        1.000           0.842                      --

   Merrill Lynch Large Cap Core Portfolio (8/02)               2004        1.002           1.137                  33,831
                                                               2003        0.844           1.002                      --
                                                               2002        1.151           0.844                      --
                                                               2001        1.000           1.151                      --

   MFS Emerging Growth Portfolio (8/02)                        2004        0.993           1.096                      --
                                                               2003        0.785           0.993                      --
                                                               2002        1.218           0.785                      --
                                                               2001        1.000           1.218                      --

   MFS Mid Cap Growth Portfolio (3/02)                         2004        0.736           0.822                  10,388
                                                               2003        0.548           0.736                      --
                                                               2002        1.000           0.548                      --

   MFS Value Portfolio (5/04)                                  2004        1.000           1.117                   8,567

   Pioneer Fund Portfolio (5/03)                               2004        1.212           1.319                   1,735
                                                               2003        1.000           1.212                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Social Awareness Stock Portfolio (5/04)                     2004        1.000           1.078                      --

   Travelers Quality Bond Portfolio (3/02)                     2004        1.104           1.118                      --
                                                               2003        1.054           1.104                      --
                                                               2002        1.000           1.054                      --

   U.S. Government Securities Portfolio (5/04)                 2004        1.000           1.048                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/02)                   2004        1.139           1.189                      --
                                                               2003        0.899           1.139                      --
                                                               2002        1.206           0.899                      --
                                                               2001        1.000           1.206                      --

   MFS Total Return Portfolio (2/02)                           2004        1.144           1.250                  46,257
                                                               2003        1.002           1.144                  74,835
                                                               2002        1.080           1.002                      --
                                                               2001        1.000           1.080                      --

   Pioneer Strategic Income Portfolio (5/04)                   2004        1.000           1.091                  30,316

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.997           0.989                      --
                                                               2003        1.000           0.997                      --

   Strategic Equity Portfolio (4/02)                           2004        0.970           1.047                      --
                                                               2003        0.747           0.970                      --
                                                               2002        1.148           0.747                      --
                                                               2001        1.000           1.148                      --

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (3/02)                 2004        0.979           1.127                      --
                                                               2003        0.764           0.979                      --
                                                               2002        1.000           0.764                      --

   Enterprise Portfolio - Class II Shares (3/02)               2004        0.889           0.904                      --
                                                               2003        0.722           0.889                      --
                                                               2002        1.000           0.722                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (3/02)            2004        1.087           1.226                      --
                                                               2003        0.865           1.087                      --
                                                               2002        1.000           0.865                      --

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (3/02)                                              2004        1.055           1.047                      --
                                                               2003        0.862           1.055                      --
                                                               2002        1.000           0.862                      --

   Mid Cap Portfolio - Service Class 2 (3/02)                  2004        1.155           1.411                  46,989
                                                               2003        0.853           1.155                      --
                                                               2002        1.000           0.853                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.25%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Capital Appreciation Fund (3/02)                            2004        1.183           1.382                  85,167
                                                               2003        0.968           1.183                  62,369

   High Yield Bond Trust (5/04)                                2004        1.000           1.064                  18,738

   Managed Assets Trust (5/04)                                 2004        1.000           1.072                   4,897

   Money Market Portfolio (3/02)                               2004        0.985           0.973                 506,125
                                                               2003        0.999           0.985                 175,479

AIM Variable Insurance Funds, Inc.
   AIM V.I. Premier Equity Fund - Series I (10/02)             2004        1.178           1.218                   7,578
                                                               2003        0.963           1.178                  10,027

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (5/02)                                              2004        1.143           1.211                 216,941
                                                               2003        0.948           1.143                  66,077

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2004        1.302           1.445               3,301,874
                                                               2003        0.984           1.302                 560,403

   Growth Fund - Class 2 Shares (2/00)                         2004        1.285           1.413               9,273,858
                                                               2003        0.960           1.285               2,482,245

   Growth-Income Fund - Class 2 Shares (2/00)                  2004        1.257           1.357              12,269,497
                                                               2003        0.971           1.257               2,985,394

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (3/02)       2004        1.372           1.676                      --
                                                               2003        0.982           1.372                      --

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (3/02)            2004        1.317           1.692                 363,487
                                                               2003        1.005           1.317                 141,660

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -  Developing Leaders
   Portfolio - Initial Shares (3/02)                           2004        1.257           1.369                  25,547
                                                               2003        0.976           1.257                   1,278

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (3/02)                           2004        1.150           1.181                 109,406
                                                               2003        0.971           1.150                  52,034

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.217           1.340               2,095,459
                                                               2003        0.994           1.217                 723,595

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.440           1.756                 466,250
                                                               2003        1.000           1.440                  91,391

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2004        1.278           1.481               2,330,211
                                                               2003        0.989           1.278                 519,279
                                                               2002        1.000           0.989                      --

   Templeton Growth Securities Fund - Class 2 Shares (8/02)    2004        1.262           1.431                 594,562
                                                               2003        0.976           1.262                 206,659

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (6/02)             2004        1.208           1.302               2,252,137
                                                               2003        0.967           1.208               1,148,700

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (1/00)                                       2004        1.300           1.387                 304,200
                                                               2003        0.949           1.300                 288,920

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (1/00)                                               2004        1.231           1.304                  46,141
                                                               2003        0.967           1.231                  33,006

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Janus Aspen Series
   Balanced Portfolio - Service Shares (3/02)                  2004        1.105           1.170                 131,283
                                                               2003        0.994           1.105                  86,032

   Global Life Sciences Portfolio - Service Shares (3/02)      2004        1.219           1.362                      --
                                                               2003        0.988           1.219                      --

   Global Technology Portfolio - Service Shares (3/02)         2004        1.352           1.330                  13,988
                                                               2003        0.944           1.352                  10,065

   Worldwide Growth Portfolio - Service Shares (3/02)          2004        1.185           1.211                   8,044
                                                               2003        0.980           1.185                   8,044

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.328           1.492                 512,682
                                                               2003        1.000           1.328                  58,521

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.237           1.363               1,226,122
                                                               2003        1.000           1.237                 154,434

   Mid-Cap Value Portfolio (5/03)                              2004        1.252           1.519               1,430,939
                                                               2003        1.000           1.252                 131,586

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.073           1.199                 200,346
                                                               2003        1.000           1.073                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.067           1.197                 213,448
                                                               2003        1.000           1.067                      --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (5/04)     2004        1.000           1.068                   8,593

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.042           1.110               2,075,669
                                                               2003        1.000           1.042                 364,430

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Total Return Portfolio - Administrative Class (2/02)        2004        1.039           1.066              11,030,522
                                                               2003        1.012           1.039               4,444,217

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (1/00)    2004        1.237           1.301                      --
                                                               2003        0.958           1.237                      --

   Putnam VT International Equity Fund - Class IB
   Shares (5/02)                                               2004        1.249           1.420                 507,731
                                                               2003        0.994           1.249                 378,045

   Putnam VT Small Cap Value Fund - Class IB Shares (3/02)     2004        1.429           1.764                 802,610
                                                               2003        0.977           1.429                 446,380

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (12/01)                              2004        1.305           1.382               2,835,223
                                                               2003        0.960           1.305               1,303,133

   Investors Fund - Class I (2/02)                             2004        1.240           1.338               1,547,557
                                                               2003        0.958           1.240                 657,293

   Large Cap Growth Fund - Class I (8/02)                      2004        1.358           1.334                 165,032
                                                               2003        0.961           1.358                 134,650

   Small Cap Growth Fund - Class I (5/02)                      2004        1.412           1.589                 681,109
                                                               2003        0.970           1.412                 195,339

The Travelers Series Trust
   Convertible Securities Portfolio (3/02)                     2004        1.229           1.277               1,195,502
                                                               2003        0.995           1.229                  86,197

   Disciplined Mid Cap Stock Portfolio (3/02)                  2004        1.278           1.455                  64,865
                                                               2003        0.977           1.278                  54,733

   Equity Income Portfolio (5/02)                              2004        1.229           1.320               2,356,302
                                                               2003        0.958           1.229                 933,491

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Federated High Yield Portfolio (3/02)                       2004        1.201           1.296                 306,267
                                                               2003        1.003           1.201                 126,472

   Federated Stock Portfolio (3/02)                            2004        1.220           1.318                 116,006
                                                               2003        0.978           1.220                  99,922

   Large Cap Portfolio (6/02)                                  2004        1.178           1.227                 638,667
                                                               2003        0.966           1.178                 246,621

   Lazard International Stock Portfolio (3/02)                 2004        1.259           1.425                 820,537
                                                               2003        1.001           1.259                  85,856

   Merrill Lynch Large Cap Core Portfolio (8/02)               2004        1.153           1.306                 236,555
                                                               2003        0.973           1.153                 123,529

   MFS Emerging Growth Portfolio (8/02)                        2004        1.226           1.351                 237,712
                                                               2003        0.971           1.226                 131,311

   MFS Mid Cap Growth Portfolio (3/02)                         2004        1.305           1.456                 183,666
                                                               2003        0.974           1.305                 138,108

   MFS Value Portfolio (5/04)                                  2004        1.000           1.116                 152,817

   Pioneer Fund Portfolio (5/03)                               2004        1.210           1.315                 202,670
                                                               2003        1.000           1.210                   4,367

   Social Awareness Stock Portfolio (5/04)                     2004        1.000           1.077                  37,480

   Travelers Quality Bond Portfolio (3/02)                     2004        1.061           1.071                 234,137
                                                               2003        1.014           1.061                 143,526

   U.S. Government Securities Portfolio (5/04)                 2004        1.000           1.046                  16,481

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/02)                   2004        1.222           1.273                 433,213
                                                               2003        0.967           1.222                 173,834

   MFS Total Return Portfolio (2/02)                           2004        1.123           1.224               8,449,630
                                                               2003        0.986           1.123               3,040,252

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Pioneer Strategic Income Portfolio (5/04)                   2004        1.000           1.089                 438,335

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.997           0.986               1,892,813
                                                               2003        1.000           0.997                  14,435

   Strategic Equity Portfolio (4/02)                           2004        1.256           1.354                 421,151
                                                               2003        0.969           1.256                 331,406

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (3/02)                 2004        1.246           1.431                 428,535
                                                               2003        0.974           1.246                  89,375

   Enterprise Portfolio - Class II Shares (3/02)               2004        1.187           1.205                      --
                                                               2003        0.966           1.187                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (3/02)            2004        1.242           1.398                 617,309
                                                               2003        0.991           1.242                 313,047

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (3/02)                                              2004        1.164           1.153                  90,383
                                                               2003        0.953           1.164                  61,618

   Mid Cap Portfolio - Service Class 2 (3/02)                  2004        1.333           1.625               2,561,023
                                                               2003        0.986           1.333                 731,326

                                      NOTES

Effective 07/26/2004 Merrill Lynch Variable Series Funds, Inc.: Merrill Lynch Small Cap Value V.I. Fund - Class III changed its name to Merrill Lynch Series Fund, Inc.: Merrill Lynch Value Opportunities V.I. Fund - Class III

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2004.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulate unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

AIM Variable Insurance Funds, Inc. : AIM Premier Equity Fund - Series I is no longer available to new contract owners.

Credit Suisse Trust: Emerging Markets Portfolio is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT Discovery Growth Fund - Class IB Share is no longer available to new contract owners.

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 1.85%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Capital Appreciation Fund (3/02)                            2004        0.952           1.117                  10,285
                                                               2003        0.777           0.952                   5,296

   High Yield Bond Trust (5/04)                                2004        1.000           1.067                  37,259

   Managed Assets Trust (5/04)                                 2004        1.000           1.075                      --

   Money Market Portfolio (3/02)                               2004        0.986           0.977                 810,036
                                                               2003        0.996           0.986                 146,533

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (2/00)                                              2004        0.973           1.034                  75,694
                                                               2003        0.803           0.973                  40,191

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2004        1.322           1.473                 689,281
                                                               2003        0.995           1.322                 338,279

   Growth Fund - Class 2 Shares (2/00)                         2004        1.233           1.362               3,022,506
                                                               2003        0.918           1.233               1,910,413

   Growth-Income Fund - Class 2 Shares (2/00)                  2004        1.191           1.291               3,748,375
                                                               2003        0.916           1.191               2,541,469

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (3/02)            2004        1.255           1.618                 282,289
                                                               2003        0.953           1.255                 261,390

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -  Developing Leaders
   Portfolio - Initial Shares (3/02)                           2004        0.972           1.063                  68,322
                                                               2003        0.752           0.972                  47,049

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (3/02)                           2004        0.951           0.981                 157,298
                                                               2003        0.799           0.951                 147,390

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.035           1.144                 911,365
                                                               2003        0.842           1.035                 482,403

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.444           1.767                  74,045
                                                               2003        1.000           1.444                   6,032

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2004        1.177           1.369                 672,403
                                                               2003        0.907           1.177                 254,384
                                                               2002        1.134           0.907                 136,180
                                                               2001        1.000           1.134                      --

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2004        1.024           1.166                 204,395
                                                               2003        0.789           1.024                  96,803

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (6/00)             2004        1.091           1.180               1,576,990
                                                               2003        0.870           1.091               1,068,257

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (5/02)                                       2004        1.039           1.113                  12,359
                                                               2003        0.755           1.039                   9,531

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (5/02)                                               2004        1.019           1.085                 115,405
                                                               2003        0.798           1.019                 118,746

Janus Aspen Series
   Balanced Portfolio - Service Shares (3/02)                  2004        1.018           1.082               1,043,236
                                                               2003        0.912           1.018                 936,861

   Global Life Sciences Portfolio - Service Shares (3/02)      2004        0.910           1.020                  12,839
                                                               2003        0.734           0.910                  10,786

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Global Technology Portfolio - Service Shares (3/02)         2004        0.897           0.885                  26,300
                                                               2003        0.624           0.897                  73,480

   Worldwide Growth Portfolio - Service Shares (3/02)          2004        0.898           0.921                  33,578
                                                               2003        0.739           0.898                  12,190

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.332           1.502                 112,428
                                                               2003        1.000           1.332                 101,266

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.241           1.372                 439,996
                                                               2003        1.000           1.241                   9,795

   Mid-Cap Value Portfolio (5/03)                              2004        1.256           1.529                 337,639
                                                               2003        1.000           1.256                 171,217

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.074           1.204                  45,466
                                                               2003        1.000           1.074                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.067           1.202                  73,290
                                                               2003        1.000           1.067                      --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (5/04)     2004        1.000           1.071                   4,344

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.045           1.117                 974,468
                                                               2003        1.000           1.045                 233,173

   Total Return Portfolio - Administrative Class (5/01)        2004        1.107           1.140              11,093,565
                                                               2003        1.074           1.107              10,441,947

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.160           1.323                 191,672
                                                               2003        0.919           1.160                 186,378

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.439           1.783                 396,956
                                                               2003        0.980           1.439                 376,864

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2004        1.132           1.204               1,643,520
                                                               2003        0.829           1.132               1,213,718

   Investors Fund - Class I (1/01)                             2004        1.112           1.205               1,069,597
                                                               2003        0.856           1.112                 738,841

   Large Cap Growth Fund - Class I (5/02)                      2004        1.132           1.117                  38,402
                                                               2003        0.798           1.132                  31,304

   Small Cap Growth Fund - Class I (3/00)                      2004        1.176           1.329                 436,895
                                                               2003        0.805           1.176                 267,896

The Travelers Series Trust
   Convertible Securities Portfolio (3/02)                     2004        1.160           1.211               1,867,255
                                                               2003        0.936           1.160               1,506,911

   Disciplined Mid Cap Stock Portfolio (3/02)                  2004        1.042           1.191                 154,508
                                                               2003        0.793           1.042                  85,024

   Equity Income Portfolio (10/00)                             2004        1.229           1.326               2,231,165
                                                               2003        0.955           1.229               1,497,940

   Federated High Yield Portfolio (3/02)                       2004        1.191           1.291                 148,509
                                                               2003        0.991           1.191                 117,943

   Federated Stock Portfolio (3/02)                            2004        0.980           1.064                 186,769
                                                               2003        0.782           0.980                 159,882

   Large Cap Portfolio (6/00)                                  2004        1.055           1.103                 587,004
                                                               2003        0.862           1.055                 525,495

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Lazard International Stock Portfolio (3/02)                 2004        1.064           1.209                 377,856
                                                               2003        0.843           1.064                  45,040

   Merrill Lynch Large Cap Core Portfolio (6/00)               2004        1.006           1.145                 528,392
                                                               2003        0.846           1.006                 438,531

   MFS Emerging Growth Portfolio (2/00)                        2004        0.997           1.104                 180,941
                                                               2003        0.787           0.997                 112,048

   MFS Mid Cap Growth Portfolio (3/02)                         2004        0.738           0.827                 197,288
                                                               2003        0.549           0.738                  79,566

   MFS Value Portfolio (5/04)                                  2004        1.000           1.119                  22,370

   Pioneer Fund Portfolio (5/03)                               2004        1.213           1.324                  68,258
                                                               2003        1.000           1.213                  14,955

   Social Awareness Stock Portfolio (5/04)                     2004        1.000           1.080                      --

   Travelers Quality Bond Portfolio (3/02)                     2004        1.108           1.124                 426,060
                                                               2003        1.055           1.108                 631,330

   U.S. Government Securities Portfolio (5/04)                 2004        1.000           1.049                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        1.144           1.196                 375,673
                                                               2003        0.901           1.144                 277,176

   MFS Total Return Portfolio (7/00)                           2004        1.150           1.258               4,470,787
                                                               2003        1.005           1.150               3,403,681

   Pioneer Strategic Income Portfolio (5/04)                   2004        1.000           1.092                 828,053

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.998           0.991                  90,836
                                                               2003        1.000           0.998                   2,550

   Strategic Equity Portfolio (6/00)                           2004        0.974           1.054                 192,976
                                                               2003        0.749           0.974                 137,627

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (3/02)                 2004        0.983           1.133                 360,935
                                                               2003        0.766           0.983                 472,048

   Enterprise Portfolio - Class II Shares (3/02)               2004        0.893           0.909                   2,000
                                                               2003        0.723           0.893                   2,000

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (3/02)            2004        1.091           1.233                 413,003
                                                               2003        0.867           1.091                 328,539

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (3/02)                                              2004        1.059           1.053                  29,168
                                                               2003        0.863           1.059                  13,751

   Mid Cap Portfolio - Service Class 2 (3/02)                  2004        1.159           1.418               1,597,208
                                                               2003        0.854           1.159               1,203,368

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.95%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Capital Appreciation Fund (3/02)                            2004        1.186           1.391                      --
                                                               2003        0.968           1.186                      --

   High Yield Bond Trust (5/04)                                2004        1.000           1.066                      --

   Managed Assets Trust (5/04)                                 2004        1.000           1.074                      --

   Money Market Portfolio (3/02)                               2004        0.988           0.979                      --
                                                               2003        1.000           0.988                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (2/00)                                              2004        1.147           1.218                      --
                                                               2003        0.948           1.147                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2004        1.306           1.454                      --
                                                               2003        0.984           1.306                      --

   Growth Fund - Class 2 Shares (2/00)                         2004        1.289           1.422                      --
                                                               2003        0.961           1.289                      --

   Growth-Income Fund - Class 2 Shares (2/00)                  2004        1.261           1.365                      --
                                                               2003        0.971           1.261                      --

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (3/02)            2004        1.321           1.702                      --
                                                               2003        1.005           1.321                      --

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -  Developing Leaders
   Portfolio - Initial Shares (3/02)                           2004        1.261           1.377                      --
                                                               2003        0.976           1.261                      --

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (3/02)                           2004        1.154           1.189                      --
                                                               2003        0.971           1.154                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.220           1.348                      --
                                                               2003        0.994           1.220                      --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.443           1.764                      --
                                                               2003        1.000           1.443                      --

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2004        1.282           1.490                      --
                                                               2003        0.989           1.282                      --
                                                               2002        1.000           0.989                      --

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2004        1.265           1.440                      --
                                                               2003        0.976           1.265                      --

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (6/00)             2004        1.211           1.310                      --
                                                               2003        0.967           1.211                      --

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (5/02)                                       2004        1.304           1.396                      --
                                                               2003        0.949           1.304                      --

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (5/02)                                               2004        1.235           1.312                      --
                                                               2003        0.967           1.235                      --

Janus Aspen Series
   Balanced Portfolio - Service Shares (3/02)                  2004        1.109           1.178                      --
                                                               2003        0.994           1.109                      --

   Global Life Sciences Portfolio - Service Shares (3/02)      2004        1.223           1.370                      --
                                                               2003        0.988           1.223                      --

   Global Technology Portfolio - Service Shares (3/02)         2004        1.357           1.338                      --
                                                               2003        0.944           1.357                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Worldwide Growth Portfolio - Service Shares (3/02)          2004        1.188           1.218                      --
                                                               2003        0.980           1.188                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.331           1.500                      --
                                                               2003        1.000           1.331                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.240           1.370                      --
                                                               2003        1.000           1.240                      --

   Mid-Cap Value Portfolio (5/03)                              2004        1.255           1.527                      --
                                                               2003        1.000           1.255                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.074           1.203                      --
                                                               2003        1.000           1.074                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.067           1.201                      --
                                                               2003        1.000           1.067                      --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (5/04)     2004        1.000           1.070                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.044           1.115                      --
                                                               2003        1.000           1.044                      --

   Total Return Portfolio - Administrative Class (5/01)        2004        1.042           1.072                      --
                                                               2003        1.012           1.042                      --

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.253           1.428                      --
                                                               2003        0.994           1.253                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.433           1.774                      --
                                                               2003        0.977           1.433                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2004        1.309           1.390                      --
                                                               2003        0.960           1.309                      --

   Investors Fund - Class I (1/01)                             2004        1.244           1.347                      --
                                                               2003        0.959           1.244                      --

   Large Cap Growth Fund - Class I (5/02)                      2004        1.362           1.342                      --
                                                               2003        0.961           1.362                      --

   Small Cap Growth Fund - Class I (3/00)                      2004        1.416           1.599                      --
                                                               2003        0.970           1.416                      --

The Travelers Series Trust
   Convertible Securities Portfolio (3/02)                     2004        1.233           1.285                      --
                                                               2003        0.996           1.233                      --

   Disciplined Mid Cap Stock Portfolio (3/02)                  2004        1.282           1.464                      --
                                                               2003        0.977           1.282                      --

   Equity Income Portfolio (10/00)                             2004        1.233           1.329                      --
                                                               2003        0.958           1.233                      --

   Federated High Yield Portfolio (3/02)                       2004        1.205           1.304                      --
                                                               2003        1.003           1.205                      --

   Federated Stock Portfolio (3/02)                            2004        1.224           1.327                      --
                                                               2003        0.978           1.224                      --

   Large Cap Portfolio (6/00)                                  2004        1.182           1.235                      --
                                                               2003        0.967           1.182                      --

   Lazard International Stock Portfolio (3/02)                 2004        1.263           1.433                      --
                                                               2003        1.001           1.263                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Merrill Lynch Large Cap Core Portfolio (6/00)               2004        1.156           1.314                      --
                                                               2003        0.973           1.156                      --

   MFS Emerging Growth Portfolio (2/00)                        2004        1.230           1.360                      --
                                                               2003        0.971           1.230                      --

   MFS Mid Cap Growth Portfolio (3/02)                         2004        1.309           1.465                      --
                                                               2003        0.974           1.309                      --

   MFS Value Portfolio (5/04)                                  2004        1.000           1.118                      --

   Pioneer Fund Portfolio (5/03)                               2004        1.212           1.321                      --
                                                               2003        1.000           1.212                      --

   Social Awareness Stock Portfolio (5/04)                     2004        1.000           1.079                      --

   Travelers Quality Bond Portfolio (3/02)                     2004        1.064           1.078                      --
                                                               2003        1.014           1.064                      --

   U.S. Government Securities Portfolio (5/04)                 2004        1.000           1.049                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        1.226           1.281                      --
                                                               2003        0.967           1.226                      --

   MFS Total Return Portfolio (7/00)                           2004        1.127           1.231                      --
                                                               2003        0.986           1.127                      --

   Pioneer Strategic Income Portfolio (5/04)                   2004        1.000           1.092                      --

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.998           0.990                      --
                                                               2003        1.000           0.998                      --

   Strategic Equity Portfolio (6/00)                           2004        1.260           1.362                      --
                                                               2003        0.969           1.260                      --

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (3/02)                 2004        1.250           1.439                      --
                                                               2003        0.974           1.250                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Enterprise Portfolio - Class II Shares (3/02)               2004        1.191           1.212                      --
                                                               2003        0.966           1.191                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (3/02)            2004        1.246           1.407                      --
                                                               2003        0.991           1.246                      --

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (3/02)                                              2004        1.168           1.160                      --
                                                               2003        0.953           1.168                      --

   Mid Cap Portfolio - Service Class 2 (3/02)                  2004        1.337           1.635                      --
                                                               2003        0.986           1.337                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.05%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Capital Appreciation Fund (3/02)                            2004        0.949           1.111                      --
                                                               2003        0.775           0.949                      --

   High Yield Bond Trust (5/04)                                2004        1.000           1.065                      --

   Managed Assets Trust (5/04)                                 2004        1.000           1.073                      --

   Money Market Portfolio (3/02)                               2004        0.982           0.972                      --
                                                               2003        0.995           0.982                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (2/00)                                              2004        0.968           1.028                      --
                                                               2003        0.801           0.968                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2004        1.316           1.463                  45,727
                                                               2003        0.993           1.316                      --

   Growth Fund - Class 2 Shares (2/00)                         2004        1.227           1.353                 224,757
                                                               2003        0.916           1.227                  13,689

   Growth-Income Fund - Class 2 Shares (2/00)                  2004        1.186           1.282                 141,724
                                                               2003        0.914           1.186                  88,389

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (3/02)            2004        1.250           1.609                      --
                                                               2003        0.952           1.250                      --

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -  Developing Leaders
   Portfolio - Initial Shares (3/02)                           2004        0.969           1.057                      --
                                                               2003        0.751           0.969                      --

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (3/02)                           2004        0.948           0.975                      --
                                                               2003        0.798           0.948                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.031           1.138                  62,851
                                                               2003        0.841           1.031                      --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.442           1.761                  27,878
                                                               2003        1.000           1.442                   4,181

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2004        1.172           1.361                  66,369
                                                               2003        0.904           1.172                  10,166
                                                               2002        1.134           0.904                      --
                                                               2001        1.000           1.134                      --

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2004        1.020           1.160                   1,140
                                                               2003        0.788           1.020                      --

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (6/00)             2004        1.086           1.173                  24,381
                                                               2003        0.867           1.086                      --

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (5/02)                                       2004        1.035           1.107                      --
                                                               2003        0.754           1.035                      --

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (5/02)                                               2004        1.016           1.079                      --
                                                               2003        0.797           1.016                      --

Janus Aspen Series
   Balanced Portfolio - Service Shares (3/02)                  2004        1.015           1.076                      --
                                                               2003        0.911           1.015                      --

   Global Life Sciences Portfolio - Service Shares (3/02)      2004        0.907           1.015                      --
                                                               2003        0.733           0.907                      --

   Global Technology Portfolio - Service Shares (3/02)         2004        0.894           0.880                      --
                                                               2003        0.623           0.894                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Worldwide Growth Portfolio - Service Shares (3/02)          2004        0.894           0.916                      --
                                                               2003        0.738           0.894                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.330           1.497                  11,540
                                                               2003        1.000           1.330                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.239           1.368                  69,261
                                                               2003        1.000           1.239                  71,566

   Mid-Cap Value Portfolio (5/03)                              2004        1.254           1.524                  66,625
                                                               2003        1.000           1.254                  13,602

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.074           1.201                      --
                                                               2003        1.000           1.074                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.067           1.199                   1,538
                                                               2003        1.000           1.067                      --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (5/04)     2004        1.000           1.069                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.043           1.113                 171,050
                                                               2003        1.000           1.043                  78,471

   Total Return Portfolio - Administrative Class (5/01)        2004        1.102           1.132                 164,259
                                                               2003        1.071           1.102                      --

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.155           1.315                      --
                                                               2003        0.917           1.155                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.433           1.771                  15,588
                                                               2003        0.977           1.433                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2004        1.127           1.196                   9,549
                                                               2003        0.827           1.127                      --

   Investors Fund - Class I (1/01)                             2004        1.107           1.197                   9,435
                                                               2003        0.854           1.107                      --

   Large Cap Growth Fund - Class I (5/02)                      2004        1.128           1.111                      --
                                                               2003        0.797           1.128                      --

   Small Cap Growth Fund - Class I (3/00)                      2004        1.171           1.320                  56,224
                                                               2003        0.802           1.171                      --

The Travelers Series Trust
   Convertible Securities Portfolio (3/02)                     2004        1.156           1.204                      --
                                                               2003        0.935           1.156                      --

   Disciplined Mid Cap Stock Portfolio (3/02)                  2004        1.038           1.184                      --
                                                               2003        0.792           1.038                      --

   Equity Income Portfolio (10/00)                             2004        1.224           1.317                  52,584
                                                               2003        0.952           1.224                  35,771

   Federated High Yield Portfolio (3/02)                       2004        1.187           1.284                   4,376
                                                               2003        0.990           1.187                      --

   Federated Stock Portfolio (3/02)                            2004        0.977           1.058                      --
                                                               2003        0.781           0.977                      --

   Large Cap Portfolio (6/00)                                  2004        1.050           1.096                      --
                                                               2003        0.860           1.050                      --

   Lazard International Stock Portfolio (3/02)                 2004        1.060           1.202                  30,586
                                                               2003        0.842           1.060                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Merrill Lynch Large Cap Core Portfolio (6/00)               2004        1.002           1.137                  33,831
                                                               2003        0.844           1.002                      --

   MFS Emerging Growth Portfolio (2/00)                        2004        0.993           1.096                      --
                                                               2003        0.785           0.993                      --

   MFS Mid Cap Growth Portfolio (3/02)                         2004        0.736           0.822                  10,388
                                                               2003        0.548           0.736                      --

   MFS Value Portfolio (5/04)                                  2004        1.000           1.117                   8,567

   Pioneer Fund Portfolio (5/03)                               2004        1.212           1.319                   1,735
                                                               2003        1.000           1.212                      --

   Social Awareness Stock Portfolio (5/04)                     2004        1.000           1.078                      --

   Travelers Quality Bond Portfolio (3/02)                     2004        1.104           1.118                      --
                                                               2003        1.054           1.104                      --

   U.S. Government Securities Portfolio (5/04)                 2004        1.000           1.048                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        1.139           1.189                      --
                                                               2003        0.899           1.139                      --

   MFS Total Return Portfolio (7/00)                           2004        1.144           1.250                  46,257
                                                               2003        1.002           1.144                  74,835

   Pioneer Strategic Income Portfolio (5/04)                   2004        1.000           1.091                  30,316

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.997           0.989                      --
                                                               2003        1.000           0.997                      --

   Strategic Equity Portfolio (6/00)                           2004        0.970           1.047                      --
                                                               2003        0.747           0.970                      --

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (3/02)                 2004        0.979           1.127                      --
                                                               2003        0.764           0.979                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Enterprise Portfolio - Class II Shares (3/02)               2004        0.889           0.904                      --
                                                               2003        0.722           0.889                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (3/02)            2004        1.087           1.226                      --
                                                               2003        0.865           1.087                      --

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (3/02)                                              2004        1.055           1.047                      --
                                                               2003        0.862           1.055                      --

   Mid Cap Portfolio - Service Class 2 (3/02)                  2004        1.155           1.411                  46,989
                                                               2003        0.853           1.155                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.15%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Capital Appreciation Fund (3/02)                            2004        1.184           1.385                  33,175
                                                               2003        0.968           1.184                      --

   High Yield Bond Trust (5/04)                                2004        1.000           1.065                  45,170

   Managed Assets Trust (5/04)                                 2004        1.000           1.073                  26,657

   Money Market Portfolio (3/02)                               2004        0.986           0.975                  75,548
                                                               2003        0.999           0.986                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (2/00)                                              2004        1.144           1.213                  91,022
                                                               2003        0.948           1.144                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2004        1.303           1.448                 440,414
                                                               2003        0.984           1.303                  55,238

   Growth Fund - Class 2 Shares (2/00)                         2004        1.286           1.416               1,059,551
                                                               2003        0.960           1.286                  99,932

   Growth-Income Fund - Class 2 Shares (2/00)                  2004        1.259           1.360                 945,214
                                                               2003        0.971           1.259                  66,778

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (3/02)            2004        1.319           1.696                 259,924
                                                               2003        1.005           1.319                  37,864

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -  Developing Leaders
   Portfolio - Initial Shares (3/02)                           2004        1.258           1.371                  28,245
                                                               2003        0.976           1.258                   3,319

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (3/02)                           2004        1.151           1.184                  17,366
                                                               2003        0.971           1.151                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.218           1.342                 164,481
                                                               2003        0.994           1.218                   6,136

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.441           1.759                 141,585
                                                               2003        1.000           1.441                  54,560

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2004        1.279           1.484                  93,506
                                                               2003        0.989           1.279                      --
                                                               2002        1.000           0.989                      --

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2004        1.263           1.434                 331,135
                                                               2003        0.976           1.263                 124,930

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (6/00)             2004        1.209           1.304                 393,773
                                                               2003        0.967           1.209                 143,964

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (5/02)                                       2004        1.302           1.390                 170,170
                                                               2003        0.949           1.302                  15,395

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (5/02)                                               2004        1.232           1.307                   4,238
                                                               2003        0.967           1.232                      --

Janus Aspen Series
   Balanced Portfolio - Service Shares (3/02)                  2004        1.106           1.173                   2,441
                                                               2003        0.994           1.106                   2,442

   Global Life Sciences Portfolio - Service Shares (3/02)      2004        1.221           1.365                      --
                                                               2003        0.988           1.221                      --

   Global Technology Portfolio - Service Shares (3/02)         2004        1.354           1.332                  42,662
                                                               2003        0.944           1.354                  29,485

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Worldwide Growth Portfolio - Service Shares (3/02)          2004        1.186           1.213                      --
                                                               2003        0.980           1.186                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.329           1.495                 113,336
                                                               2003        1.000           1.329                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.238           1.365                 163,189
                                                               2003        1.000           1.238                   6,050

   Mid-Cap Value Portfolio (5/03)                              2004        1.253           1.522                 114,516
                                                               2003        1.000           1.253                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.073           1.200                  73,133
                                                               2003        1.000           1.073                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.067           1.198                 139,483
                                                               2003        1.000           1.067                      --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (5/04)     2004        1.000           1.068                  61,540

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.043           1.111                 214,161
                                                               2003        1.000           1.043                      --

   Total Return Portfolio - Administrative Class (5/01)        2004        1.040           1.068                 714,714
                                                               2003        1.012           1.040                  27,193

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.251           1.422                   3,198
                                                               2003        0.994           1.251                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.431           1.767                 203,643
                                                               2003        0.977           1.431                  82,176

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2004        1.306           1.385                 267,262
                                                               2003        0.960           1.306                  59,804

   Investors Fund - Class I (1/01)                             2004        1.241           1.341                  70,944
                                                               2003        0.958           1.241                      --

   Large Cap Growth Fund - Class I (5/02)                      2004        1.359           1.337                  52,362
                                                               2003        0.961           1.359                   3,237

   Small Cap Growth Fund - Class I (3/00)                      2004        1.413           1.592                 156,147
                                                               2003        0.970           1.413                   9,472

The Travelers Series Trust
   Convertible Securities Portfolio (3/02)                     2004        1.230           1.280                  95,886
                                                               2003        0.995           1.230                      --

   Disciplined Mid Cap Stock Portfolio (3/02)                  2004        1.279           1.458                 188,222
                                                               2003        0.977           1.279                 112,924

   Equity Income Portfolio (10/00)                             2004        1.230           1.323                 207,293
                                                               2003        0.958           1.230                  36,353

   Federated High Yield Portfolio (3/02)                       2004        1.202           1.299                  82,674
                                                               2003        1.003           1.202                      --

   Federated Stock Portfolio (3/02)                            2004        1.221           1.321                 107,094
                                                               2003        0.978           1.221                      --

   Large Cap Portfolio (6/00)                                  2004        1.179           1.230                  71,256
                                                               2003        0.967           1.179                      --

   Lazard International Stock Portfolio (3/02)                 2004        1.260           1.428                 157,537
                                                               2003        1.001           1.260                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Merrill Lynch Large Cap Core Portfolio (6/00)               2004        1.154           1.309                  66,131
                                                               2003        0.973           1.154                      --

   MFS Emerging Growth Portfolio (2/00)                        2004        1.227           1.354                  12,107
                                                               2003        0.971           1.227                      --

   MFS Mid Cap Growth Portfolio (3/02)                         2004        1.306           1.459                  94,124
                                                               2003        0.974           1.306                   9,691

   MFS Value Portfolio (5/04)                                  2004        1.000           1.117                   9,859

   Pioneer Fund Portfolio (5/03)                               2004        1.211           1.317                   3,791
                                                               2003        1.000           1.211                      --

   Social Awareness Stock Portfolio (5/04)                     2004        1.000           1.078                      --

   Travelers Quality Bond Portfolio (3/02)                     2004        1.062           1.073                 229,252
                                                               2003        1.014           1.062                  22,570

   U.S. Government Securities Portfolio (5/04)                 2004        1.000           1.047                  20,109

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        1.224           1.275                 122,713
                                                               2003        0.967           1.224                   2,233

   MFS Total Return Portfolio (7/00)                           2004        1.124           1.226               1,076,462
                                                               2003        0.986           1.124                  63,220

   Pioneer Strategic Income Portfolio (5/04)                   2004        1.000           1.090                 103,830

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.997           0.987                  96,297
                                                               2003        1.000           0.997                      --

   Strategic Equity Portfolio (6/00)                           2004        1.258           1.357                  23,249
                                                               2003        0.969           1.258                      --

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (3/02)                 2004        1.247           1.433                 116,832
                                                               2003        0.974           1.247                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Enterprise Portfolio - Class II Shares (3/02)               2004        1.188           1.207                   1,722
                                                               2003        0.966           1.188                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (3/02)            2004        1.243           1.401                 141,891
                                                               2003        0.991           1.243                      --

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (3/02)                                              2004        1.166           1.155                  20,400
                                                               2003        0.953           1.166                      --

   Mid Cap Portfolio - Service Class 2 (3/02)                  2004        1.334           1.628                 257,511
                                                               2003        0.986           1.334                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.25%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Capital Appreciation Fund (3/02)                            2004        1.183           1.382                  85,167
                                                               2003        0.968           1.183                  62,369

   High Yield Bond Trust (5/04)                                2004        1.000           1.064                  18,738

   Managed Assets Trust (5/04)                                 2004        1.000           1.072                   4,897

   Money Market Portfolio (3/02)                               2004        0.985           0.973                 506,125
                                                               2003        0.999           0.985                 175,479

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (2/00)                                              2004        1.143           1.211                 216,941
                                                               2003        0.948           1.143                  66,077

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2004        1.302           1.445               3,301,874
                                                               2003        0.984           1.302                 560,403

   Growth Fund - Class 2 Shares (2/00)                         2004        1.285           1.413               9,273,858
                                                               2003        0.960           1.285               2,482,245

   Growth-Income Fund - Class 2 Shares (2/00)                  2004        1.257           1.357              12,269,497
                                                               2003        0.971           1.257               2,985,394

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (3/02)            2004        1.317           1.692                 363,487
                                                               2003        1.005           1.317                 141,660

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -  Developing Leaders
   Portfolio - Initial Shares (3/02)                           2004        1.257           1.369                  25,547
                                                               2003        0.976           1.257                   1,278

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (3/02)                           2004        1.150           1.181                 109,406
                                                               2003        0.971           1.150                  52,034

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.217           1.340               2,095,459
                                                               2003        0.994           1.217                 723,595

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.440           1.756                 466,250
                                                               2003        1.000           1.440                  91,391

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2004        1.278           1.481               2,330,211
                                                               2003        0.989           1.278                 519,279
                                                               2002        1.000           0.989                      --

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2004        1.262           1.431                 594,562
                                                               2003        0.976           1.262                 206,659

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (6/00)             2004        1.208           1.302               2,252,137
                                                               2003        0.967           1.208               1,148,700

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (5/02)                                       2004        1.300           1.387                 304,200
                                                               2003        0.949           1.300                 288,920

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (5/02)                                               2004        1.231           1.304                  46,141
                                                               2003        0.967           1.231                  33,006

Janus Aspen Series
   Balanced Portfolio - Service Shares (3/02)                  2004        1.105           1.170                 131,283
                                                               2003        0.994           1.105                  86,032

   Global Life Sciences Portfolio - Service Shares (3/02)      2004        1.219           1.362                      --
                                                               2003        0.988           1.219                      --

   Global Technology Portfolio - Service Shares (3/02)         2004        1.352           1.330                  13,988
                                                               2003        0.944           1.352                  10,065

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Worldwide Growth Portfolio - Service Shares (3/02)          2004        1.185           1.211                   8,044
                                                               2003        0.980           1.185                   8,044

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.328           1.492                 512,682
                                                               2003        1.000           1.328                  58,521

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.237           1.363               1,226,122
                                                               2003        1.000           1.237                 154,434

   Mid-Cap Value Portfolio (5/03)                              2004        1.252           1.519               1,430,939
                                                               2003        1.000           1.252                 131,586

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.073           1.199                 200,346
                                                               2003        1.000           1.073                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.067           1.197                 213,448
                                                               2003        1.000           1.067                      --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (5/04)     2004        1.000           1.068                   8,593

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.042           1.110               2,075,669
                                                               2003        1.000           1.042                 364,430

   Total Return Portfolio - Administrative Class (5/01)        2004        1.039           1.066              11,030,522
                                                               2003        1.012           1.039               4,444,217

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.249           1.420                 507,731
                                                               2003        0.994           1.249                 378,045

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.429           1.764                 802,610
                                                               2003        0.977           1.429                 446,380

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2004        1.305           1.382               2,835,223
                                                               2003        0.960           1.305               1,303,133

   Investors Fund - Class I (1/01)                             2004        1.240           1.338               1,547,557
                                                               2003        0.958           1.240                 657,293

   Large Cap Growth Fund - Class I (5/02)                      2004        1.358           1.334                 165,032
                                                               2003        0.961           1.358                 134,650

   Small Cap Growth Fund - Class I (3/00)                      2004        1.412           1.589                 681,109
                                                               2003        0.970           1.412                 195,339

The Travelers Series Trust
   Convertible Securities Portfolio (3/02)                     2004        1.229           1.277               1,195,502
                                                               2003        0.995           1.229                  86,197

   Disciplined Mid Cap Stock Portfolio (3/02)                  2004        1.278           1.455                  64,865
                                                               2003        0.977           1.278                  54,733

   Equity Income Portfolio (10/00)                             2004        1.229           1.320               2,356,302
                                                               2003        0.958           1.229                 933,491

   Federated High Yield Portfolio (3/02)                       2004        1.201           1.296                 306,267
                                                               2003        1.003           1.201                 126,472

   Federated Stock Portfolio (3/02)                            2004        1.220           1.318                 116,006
                                                               2003        0.978           1.220                  99,922

   Large Cap Portfolio (6/00)                                  2004        1.178           1.227                 638,667
                                                               2003        0.966           1.178                 246,621

   Lazard International Stock Portfolio (3/02)                 2004        1.259           1.425                 820,537
                                                               2003        1.001           1.259                  85,856

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Merrill Lynch Large Cap Core Portfolio (6/00)               2004        1.153           1.306                 236,555
                                                               2003        0.973           1.153                 123,529

   MFS Emerging Growth Portfolio (2/00)                        2004        1.226           1.351                 237,712
                                                               2003        0.971           1.226                 131,311

   MFS Mid Cap Growth Portfolio (3/02)                         2004        1.305           1.456                 183,666
                                                               2003        0.974           1.305                 138,108

   MFS Value Portfolio (5/04)                                  2004        1.000           1.116                 152,817

   Pioneer Fund Portfolio (5/03)                               2004        1.210           1.315                 202,670
                                                               2003        1.000           1.210                   4,367

   Social Awareness Stock Portfolio (5/04)                     2004        1.000           1.077                  37,480

   Travelers Quality Bond Portfolio (3/02)                     2004        1.061           1.071                 234,137
                                                               2003        1.014           1.061                 143,526

   U.S. Government Securities Portfolio (5/04)                 2004        1.000           1.046                  16,481

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        1.222           1.273                 433,213
                                                               2003        0.967           1.222                 173,834

   MFS Total Return Portfolio (7/00)                           2004        1.123           1.224               8,449,630
                                                               2003        0.986           1.123               3,040,252

   Pioneer Strategic Income Portfolio (5/04)                   2004        1.000           1.089                 438,335

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.997           0.986               1,892,813
                                                               2003        1.000           0.997                  14,435

   Strategic Equity Portfolio (6/00)                           2004        1.256           1.354                 421,151
                                                               2003        0.969           1.256                 331,406

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (3/02)                 2004        1.246           1.431                 428,535
                                                               2003        0.974           1.246                  89,375

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Enterprise Portfolio - Class II Shares (3/02)               2004        1.187           1.205                      --
                                                               2003        0.966           1.187                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (3/02)            2004        1.242           1.398                 617,309
                                                               2003        0.991           1.242                 313,047

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (3/02)                                              2004        1.164           1.153                  90,383
                                                               2003        0.953           1.164                  61,618

   Mid Cap Portfolio - Service Class 2 (3/02)                  2004        1.333           1.625               2,561,023
                                                               2003        0.986           1.333                 731,326

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.35%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Capital Appreciation Fund (3/02)                            2004        1.143           1.335                      --
                                                               2003        1.000           1.143                      --

   High Yield Bond Trust (5/04)                                2004        1.000           1.063                      --

   Managed Assets Trust (5/04)                                 2004        1.000           1.071                      --

   Money Market Portfolio (3/02)                               2004        0.993           0.980                      --
                                                               2003        1.000           0.993                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (2/00)                                              2004        1.092           1.155                      --
                                                               2003        1.000           1.092                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2004        1.186           1.315                  12,546
                                                               2003        1.000           1.186                      --

   Growth Fund - Class 2 Shares (2/00)                         2004        1.148           1.261                 176,039
                                                               2003        1.000           1.148                      --

   Growth-Income Fund - Class 2 Shares (2/00)                  2004        1.145           1.235                 116,974
                                                               2003        1.000           1.145                      --

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (3/02)            2004        1.142           1.465                      --
                                                               2003        1.000           1.142                      --

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -  Developing Leaders
   Portfolio - Initial Shares (3/02)                           2004        1.147           1.247                      --
                                                               2003        1.000           1.147                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (3/02)                           2004        1.111           1.140                      --
                                                               2003        1.000           1.111                      --

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.116           1.228                   8,874
                                                               2003        1.000           1.116                      --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.261           1.537                      --
                                                               2003        1.000           1.261                      --

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2004        1.174           1.359                      --
                                                               2003        1.000           1.174                      --

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2004        1.160           1.315                  13,918
                                                               2003        1.000           1.160                      --

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (6/00)             2004        1.129           1.215                  76,132
                                                               2003        1.000           1.129                      --

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (5/02)                                       2004        1.144           1.219                   1,649
                                                               2003        1.000           1.144                      --

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (5/02)                                               2004        1.124           1.190                      --
                                                               2003        1.000           1.124                      --

Janus Aspen Series
   Balanced Portfolio - Service Shares (3/02)                  2004        1.075           1.138                      --
                                                               2003        1.000           1.075                      --

   Global Life Sciences Portfolio - Service Shares (3/02)      2004        1.116           1.245                      --
                                                               2003        1.000           1.116                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Global Technology Portfolio - Service Shares (3/02)         2004        1.198           1.177                      --
                                                               2003        1.000           1.198                      --

   Worldwide Growth Portfolio - Service Shares (3/02)          2004        1.140           1.164                      --
                                                               2003        1.000           1.140                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.172           1.315                      --
                                                               2003        1.000           1.172                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.139           1.253                  23,251
                                                               2003        1.000           1.139                      --

   Mid-Cap Value Portfolio (5/03)                              2004        1.155           1.399                  29,210
                                                               2003        1.000           1.155                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.073           1.197                   2,361
                                                               2003        1.000           1.073                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.066           1.195                   4,323
                                                               2003        1.000           1.066                      --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (5/04)     2004        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.045           1.111                  87,192
                                                               2003        1.000           1.045                      --

   Total Return Portfolio - Administrative Class (5/01)        2004        1.023           1.048                  92,831
                                                               2003        1.000           1.023                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.179           1.338                      --
                                                               2003        1.000           1.179                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.235           1.523                      --
                                                               2003        1.000           1.235                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2004        1.169           1.236                      --
                                                               2003        1.000           1.169                      --

   Investors Fund - Class I (1/01)                             2004        1.146           1.235                      --
                                                               2003        1.000           1.146                      --

   Large Cap Growth Fund - Class I (5/02)                      2004        1.161           1.140                      --
                                                               2003        1.000           1.161                      --

   Small Cap Growth Fund - Class I (3/00)                      2004        1.235           1.389                   4,834
                                                               2003        1.000           1.235                      --

The Travelers Series Trust
   Convertible Securities Portfolio (3/02)                     2004        1.102           1.144                      --
                                                               2003        1.000           1.102                      --

   Disciplined Mid Cap Stock Portfolio (3/02)                  2004        1.171           1.332                      --
                                                               2003        1.000           1.171                      --

   Equity Income Portfolio (10/00)                             2004        1.131           1.214                  38,632
                                                               2003        1.000           1.131                      --

   Federated High Yield Portfolio (3/02)                       2004        1.090           1.175                      --
                                                               2003        1.000           1.090                      --

   Federated Stock Portfolio (3/02)                            2004        1.145           1.236                      --
                                                               2003        1.000           1.145                      --

   Large Cap Portfolio (6/00)                                  2004        1.122           1.168                      --
                                                               2003        1.000           1.122                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Lazard International Stock Portfolio (3/02)                 2004        1.157           1.308                   2,184
                                                               2003        1.000           1.157                      --

   Merrill Lynch Large Cap Core Portfolio (6/00)               2004        1.088           1.232                   6,671
                                                               2003        1.000           1.088                      --

   MFS Emerging Growth Portfolio (2/00)                        2004        1.104           1.216                      --
                                                               2003        1.000           1.104                      --

   MFS Mid Cap Growth Portfolio (3/02)                         2004        1.131           1.260                      --
                                                               2003        1.000           1.131                      --

   MFS Value Portfolio (5/04)                                  2004        1.000           1.115                      --

   Pioneer Fund Portfolio (5/03)                               2004        1.126           1.222                      --
                                                               2003        1.000           1.126                      --

   Social Awareness Stock Portfolio (5/04)                     2004        1.000           1.076                      --

   Travelers Quality Bond Portfolio (3/02)                     2004        1.023           1.032                      --
                                                               2003        1.000           1.023                      --

   U.S. Government Securities Portfolio (5/04)                 2004        1.000           1.046                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        1.135           1.181                   9,847
                                                               2003        1.000           1.135                      --

   MFS Total Return Portfolio (7/00)                           2004        1.077           1.173                  63,089
                                                               2003        1.000           1.077                      --

   Pioneer Strategic Income Portfolio (5/04)                   2004        1.000           1.089                   8,613

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.997           0.985                 103,512
                                                               2003        1.000           0.997                      --

   Strategic Equity Portfolio (6/00)                           2004        1.115           1.201                      --
                                                               2003        1.000           1.115                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (3/02)                 2004        1.135           1.302                      --
                                                               2003        1.000           1.135                      --

   Enterprise Portfolio - Class II Shares (3/02)               2004        1.131           1.147                      --
                                                               2003        1.000           1.131                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (3/02)            2004        1.140           1.282                   1,554
                                                               2003        1.000           1.140                      --

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (3/02)                                              2004        1.104           1.092                      --
                                                               2003        1.000           1.104                      --

   Mid Cap Portfolio - Service Class 2 (3/02)                  2004        1.197           1.457                   7,282
                                                               2003        1.000           1.197                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.45%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Capital Appreciation Fund (3/02)                            2004        1.180           1.377                      --
                                                               2003        0.968           1.180                      --

   High Yield Bond Trust (5/04)                                2004        1.000           1.062                      --

   Managed Assets Trust (5/04)                                 2004        1.000           1.071                      --

   Money Market Portfolio (3/02)                               2004        0.983           0.969                      --
                                                               2003        0.999           0.983                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (2/00)                                              2004        1.141           1.206                      --
                                                               2003        0.947           1.141                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2004        1.299           1.439                 117,326
                                                               2003        0.984           1.299                  27,500

   Growth Fund - Class 2 Shares (2/00)                         2004        1.282           1.408                 310,557
                                                               2003        0.960           1.282                  18,290

   Growth-Income Fund - Class 2 Shares (2/00)                  2004        1.255           1.352                 519,464
                                                               2003        0.971           1.255                  98,877

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (3/02)            2004        1.314           1.685                  15,026
                                                               2003        1.005           1.314                      --

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -  Developing Leaders
   Portfolio - Initial Shares (3/02)                           2004        1.254           1.363                  13,054
                                                               2003        0.976           1.254                      --

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (3/02)                           2004        1.148           1.177                      --
                                                               2003        0.971           1.148                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.214           1.334                  66,367
                                                               2003        0.994           1.214                      --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.438           1.750                  48,873
                                                               2003        1.000           1.438                   3,951

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2004        1.275           1.475                 261,521
                                                               2003        0.988           1.275                  22,009
                                                               2002        1.000           0.988                      --

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2004        1.259           1.425                  18,185
                                                               2003        0.976           1.259                      --

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (6/00)             2004        1.205           1.296                  56,683
                                                               2003        0.967           1.205                   4,400

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (5/02)                                       2004        1.298           1.381                      --
                                                               2003        0.949           1.298                      --

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (5/02)                                               2004        1.228           1.299                      --
                                                               2003        0.967           1.228                      --

Janus Aspen Series
   Balanced Portfolio - Service Shares (3/02)                  2004        1.103           1.166                      --
                                                               2003        0.994           1.103                      --

   Global Life Sciences Portfolio - Service Shares (3/02)      2004        1.217           1.356                      --
                                                               2003        0.988           1.217                      --

   Global Technology Portfolio - Service Shares (3/02)         2004        1.350           1.324                      --
                                                               2003        0.944           1.350                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Worldwide Growth Portfolio - Service Shares (3/02)          2004        1.182           1.206                      --
                                                               2003        0.980           1.182                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.326           1.487                 115,028
                                                               2003        1.000           1.326                  16,913

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.236           1.358                  45,415
                                                               2003        1.000           1.236                      --

   Mid-Cap Value Portfolio (5/03)                              2004        1.251           1.514                  85,876
                                                               2003        1.000           1.251                  33,139

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.073           1.196                  81,602
                                                               2003        1.000           1.073                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.066           1.194                  23,600
                                                               2003        1.000           1.066                      --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (5/04)     2004        1.000           1.066                   6,275

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.041           1.106                  76,552
                                                               2003        1.000           1.041                   4,873

   Total Return Portfolio - Administrative Class (5/01)        2004        1.037           1.061                 341,573
                                                               2003        1.012           1.037                  37,287

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.247           1.414                      --
                                                               2003        0.994           1.247                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.426           1.756                      --
                                                               2003        0.977           1.426                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2004        1.302           1.376                  56,429
                                                               2003        0.960           1.302                      --

   Investors Fund - Class I (1/01)                             2004        1.238           1.333                  14,772
                                                               2003        0.958           1.238                      --

   Large Cap Growth Fund - Class I (5/02)                      2004        1.355           1.329                      --
                                                               2003        0.961           1.355                      --

   Small Cap Growth Fund - Class I (3/00)                      2004        1.409           1.583                  10,091
                                                               2003        0.969           1.409                      --

The Travelers Series Trust
   Convertible Securities Portfolio (3/02)                     2004        1.226           1.272                  17,936
                                                               2003        0.995           1.226                      --

   Disciplined Mid Cap Stock Portfolio (3/02)                  2004        1.275           1.449                      --
                                                               2003        0.977           1.275                      --

   Equity Income Portfolio (10/00)                             2004        1.226           1.315                  50,384
                                                               2003        0.958           1.226                   4,325

   Federated High Yield Portfolio (3/02)                       2004        1.198           1.291                   1,188
                                                               2003        1.003           1.198                      --

   Federated Stock Portfolio (3/02)                            2004        1.217           1.313                   4,395
                                                               2003        0.977           1.217                      --

   Large Cap Portfolio (6/00)                                  2004        1.176           1.222                      --
                                                               2003        0.966           1.176                      --

   Lazard International Stock Portfolio (3/02)                 2004        1.256           1.419                  51,990
                                                               2003        1.001           1.256                   4,334

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Merrill Lynch Large Cap Core Portfolio (6/00)               2004        1.150           1.301                   3,795
                                                               2003        0.973           1.150                      --

   MFS Emerging Growth Portfolio (2/00)                        2004        1.223           1.346                  38,397
                                                               2003        0.971           1.223                      --

   MFS Mid Cap Growth Portfolio (3/02)                         2004        1.302           1.450                  11,068
                                                               2003        0.974           1.302                      --

   MFS Value Portfolio (5/04)                                  2004        1.000           1.114                   5,161

   Pioneer Fund Portfolio (5/03)                               2004        1.208           1.310                  50,441
                                                               2003        1.000           1.208                      --

   Social Awareness Stock Portfolio (5/04)                     2004        1.000           1.076                      --

   Travelers Quality Bond Portfolio (3/02)                     2004        1.058           1.067                  30,261
                                                               2003        1.014           1.058                      --

   U.S. Government Securities Portfolio (5/04)                 2004        1.000           1.045                  26,273

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        1.220           1.268                      --
                                                               2003        0.967           1.220                      --

   MFS Total Return Portfolio (7/00)                           2004        1.121           1.219                 351,659
                                                               2003        0.986           1.121                   4,696

   Pioneer Strategic Income Portfolio (5/04)                   2004        1.000           1.088                  67,513

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.996           0.983                  27,260
                                                               2003        1.000           0.996                      --

   Strategic Equity Portfolio (6/00)                           2004        1.254           1.348                      --
                                                               2003        0.969           1.254                      --

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (3/02)                 2004        1.243           1.425                  10,848
                                                               2003        0.974           1.243                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Enterprise Portfolio - Class II Shares (3/02)               2004        1.185           1.200                      --
                                                               2003        0.966           1.185                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (3/02)            2004        1.239           1.393                  13,101
                                                               2003        0.991           1.239                      --

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (3/02)                                              2004        1.162           1.148                      --
                                                               2003        0.953           1.162                      --

   Mid Cap Portfolio - Service Class 2 (3/02)                  2004        1.330           1.618                  55,163
                                                               2003        0.986           1.330                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.55%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Capital Appreciation Fund (3/02)                            2004        1.000           1.168                      --

   High Yield Bond Trust (5/04)                                2004        1.000           1.075                      --

   Managed Assets Trust (5/04)                                 2004        1.000           1.070                      --

   Money Market Portfolio (3/02)                               2004        1.000           0.993                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (2/00)                                              2004        1.000           1.057                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2004        1.000           1.112                      --

   Growth Fund - Class 2 Shares (2/00)                         2004        1.000           1.085                  33,273

   Growth-Income Fund - Class 2 Shares (2/00)                  2004        1.000           1.064                      --

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (3/02)            2004        1.000           1.286                      --

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -  Developing Leaders
   Portfolio - Initial Shares (3/02)                           2004        1.000           1.092                      --

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (3/02)                           2004        1.000           1.021                      --

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.000           1.099                      --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.000           1.260                      --

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2004        1.000           1.155                      --

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2004        1.000           1.118                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (6/00)             2004        1.000           1.069                      --

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (5/02)                                       2004        1.000           1.053                      --

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (5/02)                                               2004        1.000           1.064                      --

Janus Aspen Series
   Balanced Portfolio - Service Shares (3/02)                  2004        1.000           1.067                      --

   Global Life Sciences Portfolio - Service Shares (3/02)      2004        1.000           1.038                      --

   Global Technology Portfolio - Service Shares (3/02)         2004        1.000           1.051                      --

   Worldwide Growth Portfolio - Service Shares (3/02)          2004        1.000           1.086                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.000           1.125                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.000           1.098                      --

   Mid-Cap Value Portfolio (5/03)                              2004        1.000           1.159                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.000           1.116                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.000           1.118                      --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (5/04)     2004        1.000           1.062                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.000           1.066                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Total Return Portfolio - Administrative Class (5/01)        2004        1.000           1.043                  56,684

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.000           1.158                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.000           1.192                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2004        1.000           1.056                      --

   Investors Fund - Class I (1/01)                             2004        1.000           1.078                      --

   Large Cap Growth Fund - Class I (5/02)                      2004        1.000           0.990                      --

   Small Cap Growth Fund - Class I (3/00)                      2004        1.000           1.165                      --

The Travelers Series Trust
   Convertible Securities Portfolio (3/02)                     2004        1.000           1.041                      --

   Disciplined Mid Cap Stock Portfolio (3/02)                  2004        1.000           1.118                      --

   Equity Income Portfolio (10/00)                             2004        1.000           1.101                      --

   Federated High Yield Portfolio (3/02)                       2004        1.000           1.077                      --

   Federated Stock Portfolio (3/02)                            2004        1.000           1.078                      --

   Large Cap Portfolio (6/00)                                  2004        1.000           1.047                      --

   Lazard International Stock Portfolio (3/02)                 2004        1.000           1.144                      --

   Merrill Lynch Large Cap Core Portfolio (6/00)               2004        1.000           1.123                      --

   MFS Emerging Growth Portfolio (2/00)                        2004        1.000           1.080                      --

   MFS Mid Cap Growth Portfolio (3/02)                         2004        1.000           1.072                      --

   MFS Value Portfolio (5/04)                                  2004        1.000           1.125                      --

   Pioneer Fund Portfolio (5/03)                               2004        1.000           1.092                      --

   Social Awareness Stock Portfolio (5/04)                     2004        1.000           1.074                      --

   Travelers Quality Bond Portfolio (3/02)                     2004        1.000           1.031                      --

   U.S. Government Securities Portfolio (5/04)                 2004        1.000           1.071                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        1.000           1.053                      --

   MFS Total Return Portfolio (7/00)                           2004        1.000           1.095                      --

   Pioneer Strategic Income Portfolio (5/04)                   2004        1.000           1.103                      --

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        1.000           0.997                      --

   Strategic Equity Portfolio (6/00)                           2004        1.000           1.097                      --

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (3/02)                 2004        1.000           1.130                      --

   Enterprise Portfolio - Class II Shares (3/02)               2004        1.000           1.036                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (3/02)            2004        1.000           1.106                      --

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (3/02)                                              2004        1.000           1.039                      --

   Mid Cap Portfolio - Service Class 2 (3/02)                  2004        1.000           1.226                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.65%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Capital Appreciation Fund (3/02)                            2004        1.142           1.330                      --
                                                               2003        1.000           1.142                      --

   High Yield Bond Trust (5/04)                                2004        1.000           1.061                      --

   Managed Assets Trust (5/04)                                 2004        1.000           1.069                      --

   Money Market Portfolio (3/02)                               2004        0.992           0.976                  35,314
                                                               2003        1.000           0.992                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (2/00)                                              2004        1.090           1.151                      --
                                                               2003        1.000           1.090                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2004        1.185           1.309                  21,588
                                                               2003        1.000           1.185                      --

   Growth Fund - Class 2 Shares (2/00)                         2004        1.146           1.256                  57,073
                                                               2003        1.000           1.146                      --

   Growth-Income Fund - Class 2 Shares (2/00)                  2004        1.144           1.230                  54,720
                                                               2003        1.000           1.144                      --

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (3/02)            2004        1.140           1.459                      --
                                                               2003        1.000           1.140                      --

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -  Developing Leaders
   Portfolio - Initial Shares (3/02)                           2004        1.146           1.242                      --
                                                               2003        1.000           1.146                      --

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (3/02)                           2004        1.110           1.135                      --
                                                               2003        1.000           1.110                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.115           1.223                   1,080
                                                               2003        1.000           1.115                      --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.260           1.530                      --
                                                               2003        1.000           1.260                      --

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2004        1.173           1.354                  39,024
                                                               2003        1.000           1.173                      --

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2004        1.159           1.309                   1,018
                                                               2003        1.000           1.159                      --

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (6/00)             2004        1.127           1.210                      --
                                                               2003        1.000           1.127                      --

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (5/02)                                       2004        1.142           1.214                      --
                                                               2003        1.000           1.142                      --

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (5/02)                                               2004        1.122           1.185                      --
                                                               2003        1.000           1.122                      --

Janus Aspen Series
   Balanced Portfolio - Service Shares (3/02)                  2004        1.074           1.133                      --
                                                               2003        1.000           1.074                      --

   Global Life Sciences Portfolio - Service Shares (3/02)      2004        1.114           1.240                      --
                                                               2003        1.000           1.114                      --

   Global Technology Portfolio - Service Shares (3/02)         2004        1.197           1.172                      --
                                                               2003        1.000           1.197                      --

   Worldwide Growth Portfolio - Service Shares (3/02)          2004        1.139           1.159                      --
                                                               2003        1.000           1.139                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.170           1.310                   5,248
                                                               2003        1.000           1.170                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.138           1.248                   3,532
                                                               2003        1.000           1.138                      --

   Mid-Cap Value Portfolio (5/03)                              2004        1.153           1.393                   5,112
                                                               2003        1.000           1.153                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.073           1.193                     915
                                                               2003        1.000           1.073                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.066           1.191                     931
                                                               2003        1.000           1.066                      --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (5/04)     2004        1.000           1.065                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.043           1.107                   2,323
                                                               2003        1.000           1.043                      --

   Total Return Portfolio - Administrative Class (5/01)        2004        1.022           1.044                   2,447
                                                               2003        1.000           1.022                      --

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.178           1.333                      --
                                                               2003        1.000           1.178                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.233           1.516                      --
                                                               2003        1.000           1.233                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2004        1.167           1.231                      --
                                                               2003        1.000           1.167                      --

   Investors Fund - Class I (1/01)                             2004        1.144           1.230                      --
                                                               2003        1.000           1.144                      --

   Large Cap Growth Fund - Class I (5/02)                      2004        1.160           1.135                      --
                                                               2003        1.000           1.160                      --

   Small Cap Growth Fund - Class I (3/00)                      2004        1.234           1.383                      --
                                                               2003        1.000           1.234                      --

The Travelers Series Trust
   Convertible Securities Portfolio (3/02)                     2004        1.101           1.140                      --
                                                               2003        1.000           1.101                      --

   Disciplined Mid Cap Stock Portfolio (3/02)                  2004        1.170           1.326                      --
                                                               2003        1.000           1.170                      --

   Equity Income Portfolio (10/00)                             2004        1.130           1.209                      --
                                                               2003        1.000           1.130                      --

   Federated High Yield Portfolio (3/02)                       2004        1.088           1.170                      --
                                                               2003        1.000           1.088                      --

   Federated Stock Portfolio (3/02)                            2004        1.144           1.231                      --
                                                               2003        1.000           1.144                      --

   Large Cap Portfolio (6/00)                                  2004        1.121           1.163                   9,804
                                                               2003        1.000           1.121                      --

   Lazard International Stock Portfolio (3/02)                 2004        1.156           1.303                      --
                                                               2003        1.000           1.156                      --

   Merrill Lynch Large Cap Core Portfolio (6/00)               2004        1.087           1.227                      --
                                                               2003        1.000           1.087                      --

   MFS Emerging Growth Portfolio (2/00)                        2004        1.103           1.211                      --
                                                               2003        1.000           1.103                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   MFS Mid Cap Growth Portfolio (3/02)                         2004        1.129           1.255                      --
                                                               2003        1.000           1.129                      --

   MFS Value Portfolio (5/04)                                  2004        1.000           1.113                      --

   Pioneer Fund Portfolio (5/03)                               2004        1.124           1.217                      --
                                                               2003        1.000           1.124                      --

   Social Awareness Stock Portfolio (5/04)                     2004        1.000           1.074                      --

   Travelers Quality Bond Portfolio (3/02)                     2004        1.022           1.028                      --
                                                               2003        1.000           1.022                      --

   U.S. Government Securities Portfolio (5/04)                 2004        1.000           1.044                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        1.134           1.176                      --
                                                               2003        1.000           1.134                      --

   MFS Total Return Portfolio (7/00)                           2004        1.076           1.168                      --
                                                               2003        1.000           1.076                      --

   Pioneer Strategic Income Portfolio (5/04)                   2004        1.000           1.087                   1,191

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.996           0.981                      --
                                                               2003        1.000           0.996                      --

   Strategic Equity Portfolio (6/00)                           2004        1.114           1.196                      --
                                                               2003        1.000           1.114                      --

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (3/02)                 2004        1.134           1.296                      --
                                                               2003        1.000           1.134                      --

   Enterprise Portfolio - Class II Shares (3/02)               2004        1.130           1.142                      --
                                                               2003        1.000           1.130                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (3/02)            2004        1.138           1.276                   1,038
                                                               2003        1.000           1.138                      --

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (3/02)                                              2004        1.103           1.088                      --
                                                               2003        1.000           1.103                      --

   Mid Cap Portfolio - Service Class 2 (3/02)                  2004        1.195           1.451                     783
                                                               2003        1.000           1.195                      --

                                      NOTES

Effective 07/26/2004 Merrill Lynch Variable Series Funds, Inc.: Merrill Lynch Small Cap Value V.I. Fund - Class III changed its name to Merrill Lynch Series Fund, Inc.: Merrill Lynch Value Opportunities V.I. Fund - Class III

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2004.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulate unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Janus Aspen Series: Balanced Portfolio - Service Shares - is no longer available to new contract owners

Janus Aspen Series: Global Life Science Portfolio - Service Shares is no available to new Contract Owners

Janus Aspen Series: World Wide Growth Portfolio - Service Shares is no longer available to new contract holders.

Putnam Variable Trust: Putnam VT International Equity Fund - Class IB Shares is no longer available to new contract holders.

Van Kampen Life Investment Trust: Enterprise Portfolio - Class II Shares is no longer available to new contract holders.

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.05%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Premier Equity Fund - Series I (10/02)             2004        0.956           0.991                      --
                                                               2003        0.780           0.956                      --
                                                               2002        1.142           0.780                      --
                                                               2001        1.000           1.142                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (6/02)                                              2004        1.016           1.107                      --
                                                               2003        0.785           1.016                      --
                                                               2002        1.000           0.785                      --

   AllianceBernstein Premier Growth Portfolio -
   Class B (5/02)                                              2004        0.968           1.028                      --
                                                               2003        0.801           0.968                      --
                                                               2002        1.182           0.801                      --
                                                               2001        1.000           1.182                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/02)                  2004        1.316           1.463                  45,727
                                                               2003        0.993           1.316                      --
                                                               2002        1.187           0.993                      --
                                                               2001        1.000           1.187                      --

   Growth Fund - Class 2 Shares (12/01)                        2004        1.227           1.353                 224,757
                                                               2003        0.916           1.227                  13,689
                                                               2002        1.237           0.916                      --
                                                               2001        1.000           1.237                      --

   Growth-Income Fund - Class 2 Shares (12/01)                 2004        1.186           1.282                 141,724
                                                               2003        0.914           1.186                  88,389
                                                               2002        1.143           0.914                      --
                                                               2001        1.000           1.143                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (5/02)             2004        1.153           1.259                   7,904
                                                               2003        0.857           1.153                      --
                                                               2002        1.227           0.857                      --
                                                               2001        1.000           1.227                      --

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.031           1.138                  62,851
                                                               2003        0.841           1.031                      --
                                                               2002        1.000           0.841                      --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.442           1.761                  27,878
                                                               2003        1.000           1.442                   4,181

   Templeton Foreign Securities Fund - Class 2 Shares (5/02)   2004        1.172           1.361                  66,369
                                                               2003        0.904           1.172                  10,166
                                                               2002        1.134           0.904                      --
                                                               2001        1.000           1.134                      --

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2004        1.020           1.160                   1,140
                                                               2003        0.788           1.020                      --
                                                               2002        1.000           0.788                      --

Greenwich Street Series Fund
   Appreciation Portfolio (2/02)                               2004        1.120           1.194                  96,922
                                                               2003        0.918           1.120                      --
                                                               2002        1.136           0.918                      --
                                                               2001        1.000           1.136                      --

   Diversified Strategic Income Portfolio (3/02)               2004        1.137           1.189                  41,948
                                                               2003        1.039           1.137                      --
                                                               2002        1.011           1.039                      --
                                                               2001        1.000           1.011                      --

   Equity Index Portfolio - Class II Shares (6/02)             2004        1.086           1.173                  24,381
                                                               2003        0.867           1.086                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Equity Index Portfolio - Class II Shares (continued)        2002        1.141           0.867                      --
                                                               2001        1.000           1.141                      --

   Fundamental Value Portfolio (2/02)                          2004        1.227           1.301                  78,557
                                                               2003        0.904           1.227                      --
                                                               2002        1.172           0.904                      --
                                                               2001        1.000           1.172                      --

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (4/02)            2004        1.076           1.270                      --
                                                               2003        0.815           1.076                      --
                                                               2002        1.158           0.815                      --
                                                               2001        1.000           1.158                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.330           1.497                  11,540
                                                               2003        1.000           1.330                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.239           1.368                  69,261
                                                               2003        1.000           1.239                  71,566

   Mid-Cap Value Portfolio (5/03)                              2004        1.254           1.524                  66,625
                                                               2003        1.000           1.254                  13,602

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.074           1.201                      --
                                                               2003        1.000           1.074                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.067           1.199                   1,538
                                                               2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.043           1.113                 171,050
                                                               2003        1.000           1.043                  78,471

   Total Return Portfolio - Administrative Class (2/02)        2004        1.102           1.132                 164,259
                                                               2003        1.071           1.102                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Total Return Portfolio - Administrative Class
   (continued)                                                 2002        1.002           1.071                      --
                                                               2001        1.000           1.002                      --

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (1/00)    2004        1.100           1.159                      --
                                                               2003        0.850           1.100                      --
                                                               2002        1.233           0.850                      --
                                                               2001        1.000           1.233                      --

   Putnam VT International Equity Fund - Class IB
   Shares (5/02)                                               2004        1.155           1.315                      --
                                                               2003        0.917           1.155                      --
                                                               2002        1.137           0.917                      --
                                                               2001        1.000           1.137                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (3/02)     2004        1.433           1.771                  15,588
                                                               2003        0.977           1.433                      --
                                                               2002        1.220           0.977                      --
                                                               2001        1.000           1.220                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (12/01)                              2004        1.127           1.196                   9,549
                                                               2003        0.827           1.127                      --
                                                               2002        1.127           0.827                      --
                                                               2001        1.000           1.127                      --

   Investors Fund - Class I (2/02)                             2004        1.107           1.197                   9,435
                                                               2003        0.854           1.107                      --
                                                               2002        1.133           0.854                      --
                                                               2001        1.000           1.133                      --

   Small Cap Growth Fund - Class I (5/02)                      2004        1.171           1.320                  56,224
                                                               2003        0.802           1.171                      --
                                                               2002        1.255           0.802                      --
                                                               2001        1.000           1.255                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (9/02)             2004        0.989           1.001                      --
                                                               2003        0.817           0.989                      --
                                                               2002        1.127           0.817                      --
                                                               2001        1.000           1.127                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (4/02)                                            2004        1.130           1.139                      --
                                                               2003        0.859           1.130                      --
                                                               2002        1.197           0.859                      --
                                                               2001        1.000           1.197                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2004        1.365           1.426                 159,891
                                                               2003        1.060           1.365                  79,503
                                                               2002        1.000           1.060                      --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2004        1.238           1.274                 273,574
                                                               2003        1.037           1.238                  34,419
                                                               2002        1.000           1.037                      --

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2004        1.382           1.493                 130,088
                                                               2003        1.073           1.382                      --
                                                               2002        1.000           1.073                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2004        1.349           1.411                  24,670
                                                               2003        1.068           1.349                      --
                                                               2002        1.000           1.068                      --

The Travelers Series Trust
   Equity Income Portfolio (5/02)                              2004        1.224           1.317                  52,584
                                                               2003        0.952           1.224                  35,771
                                                               2002        1.129           0.952                      --
                                                               2001        1.000           1.129                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Large Cap Portfolio (6/02)                                  2004        1.050           1.096                      --
                                                               2003        0.860           1.050                      --
                                                               2002        1.137           0.860                      --
                                                               2001        1.000           1.137                      --

   Lazard International Stock Portfolio (3/02)                 2004        1.060           1.202                  30,586
                                                               2003        0.842           1.060                      --

   Merrill Lynch Large Cap Core Portfolio (8/02)               2004        1.002           1.137                  33,831
                                                               2003        0.844           1.002                      --
                                                               2002        1.151           0.844                      --
                                                               2001        1.000           1.151                      --

   MFS Emerging Growth Portfolio (8/02)                        2004        0.993           1.096                      --
                                                               2003        0.785           0.993                      --
                                                               2002        1.218           0.785                      --
                                                               2001        1.000           1.218                      --

   MFS Value Portfolio (5/04)                                  2004        1.000           1.117                   8,567

   Pioneer Fund Portfolio (5/03)                               2004        1.212           1.319                   1,735
                                                               2003        1.000           1.212                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/02)                   2004        1.139           1.189                      --
                                                               2003        0.899           1.139                      --
                                                               2002        1.206           0.899                      --
                                                               2001        1.000           1.206                      --

   MFS Total Return Portfolio (2/02)                           2004        1.144           1.250                  46,257
                                                               2003        1.002           1.144                  74,835
                                                               2002        1.080           1.002                      --
                                                               2001        1.000           1.080                      --

   Pioneer Strategic Income Portfolio (5/04)                   2004        1.000           1.091                  30,316

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.997           0.989                      --
                                                               2003        1.000           0.997                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Smith Barney Aggressive Growth Portfolio (12/01)            2004        1.054           1.136                  92,170
                                                               2003        0.800           1.054                      --
                                                               2002        1.212           0.800                      --
                                                               2001        1.000           1.212                      --

   Smith Barney High Income Portfolio (3/02)                   2004        1.228           1.329                  18,983
                                                               2003        0.983           1.228                      --
                                                               2002        1.037           0.983                      --
                                                               2001        1.000           1.037                      --

   Smith Barney International All Cap Growth
   Portfolio (8/02)                                            2004        1.062           1.226                      --
                                                               2003        0.850           1.062                      --
                                                               2002        1.168           0.850                      --
                                                               2001        1.000           1.168                      --

   Smith Barney Large Cap Value Portfolio (2/02)               2004        1.005           1.090                      --
                                                               2003        0.804           1.005                      --
                                                               2002        1.101           0.804                      --
                                                               2001        1.000           1.101                      --

   Smith Barney Large Capitalization Growth Portfolio (2/02)   2004        1.258           1.237                 112,011
                                                               2003        0.870           1.258                      --
                                                               2002        1.181           0.870                      --
                                                               2001        1.000           1.181                      --

   Smith Barney Mid Cap Core Portfolio (2/02)                  2004        1.241           1.343                  14,847
                                                               2003        0.976           1.241                      --
                                                               2002        1.232           0.976                      --
                                                               2001        1.000           1.232                      --

   Smith Barney Money Market Portfolio (4/02)                  2004        0.978           0.967                  32,120
                                                               2003        0.992           0.978                      --
                                                               2002        1.000           0.992                      --
                                                               2001        1.000           1.000                      --

   Strategic Equity Portfolio (4/02)                           2004        0.970           1.047                      --
                                                               2003        0.747           0.970                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Strategic Equity Portfolio (continued)                      2002        1.148           0.747                      --
                                                               2001        1.000           1.148                      --

   Travelers Managed Income Portfolio (3/02)                   2004        1.042           1.050                 117,811
                                                               2003        0.981           1.042                      --
                                                               2002        0.980           0.981                      --
                                                               2001        1.000           0.980                      --

   Van Kampen Enterprise Portfolio (1/00)                      2004        1.016           1.034                      --
                                                               2003        0.826           1.016                      --
                                                               2002        1.193           0.826                      --
                                                               2001        1.000           1.193                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (4/02)           2004        0.935           0.981                      --
                                                               2003        0.750           0.935                      --
                                                               2002        1.134           0.750                      --
                                                               2001        1.000           1.134                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (6/02)                                            2004        1.231           1.394                  15,034
                                                               2003        0.885           1.231                      --
                                                               2002        1.215           0.885                      --
                                                               2001        1.000           1.215                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (5/02)              2004        1.248           1.410                  13,584
                                                               2003        0.992           1.248                  13,584
                                                               2002        1.118           0.992                      --
                                                               2001        1.000           1.118                      --

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (3/02)                  2004        1.155           1.411                  46,989
                                                               2003        0.853           1.155                      --
                                                               2002        1.000           0.853                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.25%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Premier Equity Fund - Series I (10/02)             2004        1.178           1.218                   7,578
                                                               2003        0.963           1.178                  10,027

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (6/02)                                              2004        1.241           1.349                 671,346
                                                               2003        0.960           1.241                 324,534

   AllianceBernstein Premier Growth Portfolio -
   Class B (5/02)                                              2004        1.143           1.211                 216,941
                                                               2003        0.948           1.143                  66,077

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/02)                  2004        1.302           1.445               3,301,874
                                                               2003        0.984           1.302                 560,403

   Growth Fund - Class 2 Shares (12/01)                        2004        1.285           1.413               9,273,858
                                                               2003        0.960           1.285               2,482,245

   Growth-Income Fund - Class 2 Shares (12/01)                 2004        1.257           1.357              12,269,497
                                                               2003        0.971           1.257               2,985,394

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (5/02)             2004        1.300           1.417               1,111,279
                                                               2003        0.969           1.300                 297,552

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.217           1.340               2,095,459
                                                               2003        0.994           1.217                 723,595

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.440           1.756                 466,250
                                                               2003        1.000           1.440                  91,391

   Templeton Foreign Securities Fund - Class 2 Shares (5/02)   2004        1.278           1.481               2,330,211
                                                               2003        0.989           1.278                 519,279

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2004        1.262           1.431                 594,562
                                                               2003        0.976           1.262                 206,659
                                                               2002        1.000           0.976                      --

Greenwich Street Series Fund
   Appreciation Portfolio (2/02)                               2004        1.190           1.265               4,141,171
                                                               2003        0.977           1.190               1,561,246

   Diversified Strategic Income Portfolio (3/02)               2004        1.103           1.152               2,920,201
                                                               2003        1.010           1.103                 887,819

   Equity Index Portfolio - Class II Shares (6/02)             2004        1.208           1.302               2,252,137
                                                               2003        0.967           1.208               1,148,700

   Fundamental Value Portfolio (2/02)                          2004        1.309           1.385               8,216,033
                                                               2003        0.966           1.309               2,834,488

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (4/02)            2004        1.295           1.525                  17,001
                                                               2003        0.983           1.295                   9,106

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.328           1.492                 512,682
                                                               2003        1.000           1.328                  58,521

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.237           1.363               1,226,122
                                                               2003        1.000           1.237                 154,434

   Mid-Cap Value Portfolio (5/03)                              2004        1.252           1.519               1,430,939
                                                               2003        1.000           1.252                 131,586

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.073           1.199                 200,346
                                                               2003        1.000           1.073                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.067           1.197                 213,448
                                                               2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.042           1.110               2,075,669
                                                               2003        1.000           1.042                 364,430

   Total Return Portfolio - Administrative Class (2/02)        2004        1.039           1.066              11,030,522
                                                               2003        1.012           1.039               4,444,217

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (1/00)    2004        1.237           1.301                      --
                                                               2003        0.958           1.237                      --

   Putnam VT International Equity Fund - Class IB
   Shares (5/02)                                               2004        1.249           1.420                 507,731
                                                               2003        0.994           1.249                 378,045

   Putnam VT Small Cap Value Fund - Class IB Shares (3/02)     2004        1.429           1.764                 802,610
                                                               2003        0.977           1.429                 446,380

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (12/01)                              2004        1.305           1.382               2,835,223
                                                               2003        0.960           1.305               1,303,133

   Investors Fund - Class I (2/02)                             2004        1.240           1.338               1,547,557
                                                               2003        0.958           1.240                 657,293

   Small Cap Growth Fund - Class I (5/02)                      2004        1.412           1.589                 681,109
                                                               2003        0.970           1.412                 195,339

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (9/02)             2004        1.163           1.175                 499,442
                                                               2003        0.963           1.163                 171,776

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Smith Barney Premier Selections All Cap Growth
   Portfolio (4/02)                                            2004        1.260           1.268                  30,641
                                                               2003        0.960           1.260                  15,353

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2004        1.245           1.299              14,950,399
                                                               2003        0.969           1.245               3,309,858
                                                               2002        1.000           0.969                      --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2004        1.168           1.199              13,207,492
                                                               2003        0.979           1.168               2,672,484
                                                               2002        1.000           0.979                      --

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2004        1.238           1.335               2,387,094
                                                               2003        0.962           1.238                 490,264
                                                               2002        1.000           0.962                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2004        1.213           1.266               1,741,885
                                                               2003        0.961           1.213                 576,357
                                                               2002        1.000           0.961                      --

The Travelers Series Trust
   Equity Income Portfolio (5/02)                              2004        1.229           1.320               2,356,302
                                                               2003        0.958           1.229                 933,491

   Large Cap Portfolio (6/02)                                  2004        1.178           1.227                 638,667
                                                               2003        0.966           1.178                 246,621

   Lazard International Stock Portfolio (3/02)                 2004        1.259           1.425                 820,537
                                                               2003        1.001           1.259                  85,856

   Merrill Lynch Large Cap Core Portfolio (8/02)               2004        1.153           1.306                 236,555
                                                               2003        0.973           1.153                 123,529

   MFS Emerging Growth Portfolio (8/02)                        2004        1.226           1.351                 237,712
                                                               2003        0.971           1.226                 131,311

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   MFS Value Portfolio (5/04)                                  2004        1.000           1.116                 152,817

   Pioneer Fund Portfolio (5/03)                               2004        1.210           1.315                 202,670
                                                               2003        1.000           1.210                   4,367

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/02)                   2004        1.222           1.273                 433,213
                                                               2003        0.967           1.222                 173,834

   MFS Total Return Portfolio (2/02)                           2004        1.123           1.224               8,449,630
                                                               2003        0.986           1.123               3,040,252

   Pioneer Strategic Income Portfolio (5/04)                   2004        1.000           1.089                 438,335

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.997           0.986               1,892,813
                                                               2003        1.000           0.997                  14,435

   Smith Barney Aggressive Growth Portfolio (12/01)            2004        1.250           1.344               8,924,780
                                                               2003        0.951           1.250               2,994,791

   Smith Barney High Income Portfolio (3/02)                   2004        1.256           1.356               3,993,608
                                                               2003        1.007           1.256               1,647,756

   Smith Barney International All Cap Growth
   Portfolio (8/02)                                            2004        1.228           1.416                  20,659
                                                               2003        0.986           1.228                  16,617

   Smith Barney Large Cap Value Portfolio (2/02)               2004        1.209           1.308                  58,386
                                                               2003        0.969           1.209                  36,575

   Smith Barney Large Capitalization Growth Portfolio (2/02)   2004        1.365           1.339               3,125,256
                                                               2003        0.946           1.365               1,176,777

   Smith Barney Mid Cap Core Portfolio (2/02)                  2004        1.239           1.338               1,628,496
                                                               2003        0.977           1.239                 733,971

   Smith Barney Money Market Portfolio (4/02)                  2004        0.984           0.970               2,251,784
                                                               2003        0.999           0.984                 888,448

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Strategic Equity Portfolio (4/02)                           2004        1.256           1.354                 421,151
                                                               2003        0.969           1.256                 331,406

   Travelers Managed Income Portfolio (3/02)                   2004        1.075           1.081               4,415,032
                                                               2003        1.014           1.075               1,389,623

   Van Kampen Enterprise Portfolio (1/00)                      2004        1.186           1.205                 112,094
                                                               2003        0.966           1.186                 157,881

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (4/02)           2004        1.195           1.250                 104,386
                                                               2003        0.959           1.195                  55,188

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (6/02)                                            2004        1.353           1.529                 361,221
                                                               2003        0.974           1.353                 162,355

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (5/02)              2004        1.244           1.403               3,260,531
                                                               2003        0.991           1.244               1,112,778

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (3/02)                  2004        1.333           1.625               2,561,023
                                                               2003        0.986           1.333                 731,326

                                      NOTES

Effective "07/26/2004" Merrill Lynch Variable Series Funds, Inc.: Merrill Lynch Small Cap Value V.I. Fund - Class III changed its name to Merrill Lynch Series Fund, Inc.: Merrill Lynch Value Opportunities V.I. Fund - Class III

Effective "11/01/2004" Smith Barney Investment Series: Smith Barney Large Cap Core Portfolio changed its name to Smith Barney Investment Series: Smith Barney Dividend Strategy Portfolio

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2004.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulate unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

AIM Variable Insurance Funds, Inc. : AIM Premier Equity Fund - Series I is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT Discovery Growth Fund - Class IB Share is no longer available to new contract owners

Putnam Variable Trust: Putnam VT International Equity Fund - Class IB Shares is no longer available to new contract holders.

Travelers Series Fund Inc.: Smith Barney International All Cap Growth Portfolio is no longer available to new contract holders.

Travelers Series Fund Inc.: Smith Barney Large Cap Value Portfolio is no longer available to new contract holders.

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 1.40%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Premier Equity Fund - Series I (5/01)              2004        0.751           0.783                  37,530
                                                               2003        0.609           0.751                  73,554
                                                               2002        0.885           0.609                  61,766
                                                               2001        1.000           0.885                  71,928

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2004        1.027           1.127                 136,752
                                                               2003        0.788           1.027                  81,410
                                                               2002        1.000           0.788                   2,908

   AllianceBernstein Premier Growth Portfolio -
   Class B (2/00)                                              2004        0.625           0.668                 645,133
                                                               2003        0.514           0.625                 796,770
                                                               2002        0.753           0.514                 854,624
                                                               2001        0.925           0.753                 762,941
                                                               2000        1.127           0.925                 366,949
                                                               1999        1.000           1.127                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2004        0.920           1.029               1,462,978
                                                               2003        0.690           0.920                 773,140
                                                               2002        0.819           0.690                 565,608
                                                               2001        0.969           0.819                 391,475
                                                               2000        1.211           0.969                 200,090
                                                               1999        1.000           1.211                      --

   Growth Fund - Class 2 Shares (2/00)                         2004        0.975           1.082               3,262,722
                                                               2003        0.723           0.975               1,755,241
                                                               2002        0.970           0.723               1,153,248
                                                               2001        1.202           0.970                 842,658
                                                               2000        1.167           1.202                 256,201
                                                               1999        1.000           1.167                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Growth-Income Fund - Class 2 Shares (2/00)                  2004        1.176           1.280               2,860,876
                                                               2003        0.901           1.176               1,840,178
                                                               2002        1.119           0.901               1,264,688
                                                               2001        1.106           1.119                 986,465
                                                               2000        1.039           1.106                 137,847
                                                               1999        1.000           1.039                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (2/00)             2004        0.795           0.874                 488,023
                                                               2003        0.588           0.795                 304,147
                                                               2002        0.836           0.588                 219,236
                                                               2001        1.000           0.836                 176,530
                                                               2000        1.215           1.000                 121,667
                                                               1999        1.000           1.215                      --

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.043           1.158                 411,617
                                                               2003        0.845           1.043                  85,928
                                                               2002        1.000           0.845                   7,064

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.448           1.781                  34,731
                                                               2003        1.000           1.448                      --

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2004        0.931           1.088                 725,699
                                                               2003        0.714           0.931                 378,732
                                                               2002        0.889           0.714                 340,465
                                                               2001        1.073           0.889                 227,440
                                                               2000        1.115           1.073                  95,658
                                                               1999        1.000           1.115                      --

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2004        1.032           1.180                  70,754
                                                               2003        0.792           1.032                      --
                                                               2002        1.000           0.792                      --

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)                               2004        0.970           1.040               1,924,055
                                                               2003        0.789           0.970               1,210,775

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Appreciation Portfolio (continued)                          2002        0.971           0.789                 610,129
                                                               2001        1.025           0.971                 440,930
                                                               2000        1.044           1.025                  51,606
                                                               1999        1.000           1.044                      --

   Diversified Strategic Income Portfolio (7/00)               2004        1.174           1.235               1,037,004
                                                               2003        1.065           1.174                 759,502
                                                               2002        1.030           1.065                 471,209
                                                               2001        1.013           1.030                 439,990
                                                               2000        0.999           1.013                 114,166
                                                               1999        1.000           0.999                      --

   Equity Index Portfolio - Class II Shares (6/00)             2004        0.795           0.864                 504,425
                                                               2003        0.631           0.795                 383,086
                                                               2002        0.824           0.631                 299,142
                                                               2001        0.954           0.824                 174,860
                                                               2000        1.067           0.954                  51,515
                                                               1999        1.000           1.067                      --

   Fundamental Value Portfolio (6/00)                          2004        1.221           1.303               1,896,436
                                                               2003        0.893           1.221               1,209,183
                                                               2002        1.151           0.893                 446,779
                                                               2001        1.232           1.151                 369,495
                                                               2000        1.037           1.232                  85,114
                                                               1999        1.000           1.037                      --

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        0.378           0.449                 568,049
                                                               2003        0.284           0.378                 604,302
                                                               2002        0.401           0.284                 537,900
                                                               2001        0.674           0.401                 485,683
                                                               2000        1.000           0.674                 369,120

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.336           1.513                  84,632
                                                               2003        1.000           1.336                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.244           1.382                  89,045
                                                               2003        1.000           1.244                  12,715

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Mid-Cap Value Portfolio (5/03)                              2004        1.260           1.541                  90,506
                                                               2003        1.000           1.260                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.074           1.210                   2,589
                                                               2003        1.000           1.074                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.068           1.208                 370,878
                                                               2003        1.000           1.068                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.048           1.125               1,580,273
                                                               2003        1.000           1.048                  12,559

   Total Return Portfolio - Administrative Class (5/01)        2004        1.173           1.213               4,462,676
                                                               2003        1.132           1.173               2,636,608
                                                               2002        1.053           1.132               1,693,413
                                                               2001        1.000           1.053                 469,808

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2004        0.728           0.773                  29,717
                                                               2003        0.559           0.728                  29,727
                                                               2002        0.806           0.559                  23,387
                                                               2001        1.000           0.806                  11,858

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        0.882           1.011                 169,047
                                                               2003        0.696           0.882                 119,463
                                                               2002        0.857           0.696                  92,071
                                                               2001        1.000           0.857                  11,070

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.294           1.611                 143,446
                                                               2003        0.877           1.294                 125,086
                                                               2002        1.088           0.877                 177,419
                                                               2001        1.000           1.088                   4,610

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2004        1.226           1.309                 820,427
                                                               2003        0.894           1.226                 578,309
                                                               2002        1.210           0.894                 411,710
                                                               2001        1.204           1.210                 220,176
                                                               2000        1.033           1.204                  22,319
                                                               1999        1.000           1.033                      --

   Investors Fund - Class I (1/01)                             2004        1.095           1.191                 475,738
                                                               2003        0.839           1.095                 356,707
                                                               2002        1.106           0.839                 178,397
                                                               2001        1.170           1.106                  94,552
                                                               2000        1.029           1.170                      --
                                                               1999        1.000           1.029                      --

   Small Cap Growth Fund - Class I (3/00)                      2004        1.136           1.290                 224,325
                                                               2003        0.774           1.136                 210,996
                                                               2002        1.202           0.774                 131,378
                                                               2001        1.314           1.202                  89,647
                                                               2000        1.141           1.314                   6,517
                                                               1999        1.000           1.141                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        0.794           0.809                 274,091
                                                               2003        0.652           0.794                   1,257
                                                               2002        0.894           0.652                   2,000
                                                               2001        1.000           0.894                   2,000

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2004        0.855           0.868                  41,158
                                                               2003        0.646           0.855                  33,923
                                                               2002        0.894           0.646                  15,493
                                                               2001        1.000           0.894                  36,621

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2004        1.376           1.447               2,881,219
                                                               2003        1.061           1.376                 230,701
                                                               2002        1.000           1.061                  17,879

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2004        1.249           1.293               1,943,130
                                                               2003        1.038           1.249                 783,127
                                                               2002        1.000           1.038                  97,394

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2004        1.394           1.515                 734,070
                                                               2003        1.074           1.394                  22,689
                                                               2002        1.000           1.074                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2004        1.360           1.432                 254,701
                                                               2003        1.069           1.360                  27,171
                                                               2002        1.000           1.069                      --

The Travelers Series Trust
   Equity Income Portfolio (10/00)                             2004        1.102           1.194                 851,522
                                                               2003        0.852           1.102                 701,195
                                                               2002        1.004           0.852                 466,236
                                                               2001        1.090           1.004                 287,549
                                                               2000        1.013           1.090                  54,202
                                                               1999        1.000           1.013                      --

   Large Cap Portfolio (6/00)                                  2004        0.686           0.720                 229,272
                                                               2003        0.558           0.686                 178,744
                                                               2002        0.732           0.558                 116,833
                                                               2001        0.899           0.732                 125,941
                                                               2000        1.065           0.899                  77,498
                                                               1999        1.000           1.065                      --

   Lazard International Stock Portfolio (3/02)                 2004        1.073           1.224                  85,883
                                                               2003        0.846           1.073                     377

   Merrill Lynch Large Cap Core Portfolio (6/00)               2004        0.666           0.761                 339,737
                                                               2003        0.558           0.666                 285,682
                                                               2002        0.755           0.558                 234,601
                                                               2001        0.988           0.755                 230,322
                                                               2000        1.061           0.988                  93,590
                                                               1999        1.000           1.061                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   MFS Emerging Growth Portfolio (2/00)                        2004        0.586           0.652                 311,501
                                                               2003        0.460           0.586                 308,689
                                                               2002        0.710           0.460                 296,731
                                                               2001        1.128           0.710                 368,642
                                                               2000        1.433           1.128                 187,714
                                                               1999        1.000           1.433                      --

   MFS Value Portfolio (5/04)                                  2004        1.000           1.122                  20,871

   Pioneer Fund Portfolio (5/03)                               2004        1.217           1.333                  84,799
                                                               2003        1.000           1.217                   3,245

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        0.827           0.869                  80,474
                                                               2003        0.649           0.827                  69,737
                                                               2002        0.864           0.649                  48,694
                                                               2001        1.000           0.864                  19,584

   MFS Total Return Portfolio (7/00)                           2004        1.216           1.337               3,458,131
                                                               2003        1.058           1.216               2,567,975
                                                               2002        1.133           1.058               1,701,434
                                                               2001        1.149           1.133               1,309,212
                                                               2000        0.999           1.149                 147,036
                                                               1999        1.000           0.999                      --

   Pioneer Strategic Income Portfolio (5/04)                   2004        1.000           1.096                 242,440

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.999           0.997                 211,555
                                                               2003        1.000           0.999                  46,771

   Smith Barney Aggressive Growth Portfolio (3/00)             2004        1.150           1.247               4,218,706
                                                               2003        0.867           1.150               2,909,479
                                                               2002        1.306           0.867               2,105,680
                                                               2001        1.381           1.306               1,814,521
                                                               2000        1.210           1.381                 863,349
                                                               1999        1.000           1.210                      --

   Smith Barney High Income Portfolio (8/00)                   2004        1.049           1.143               1,342,536
                                                               2003        0.834           1.049               1,155,100

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Smith Barney High Income Portfolio (continued)              2002        0.874           0.834                 277,042
                                                               2001        0.921           0.874                 295,957
                                                               2000        1.016           0.921                 208,981
                                                               1999        1.000           1.016                      --

   Smith Barney International All Cap Growth
   Portfolio (3/00)                                            2004        0.567           0.659                 125,507
                                                               2003        0.451           0.567                 205,854
                                                               2002        0.615           0.451                 219,618
                                                               2001        0.907           0.615                 258,565
                                                               2000        1.206           0.907                  95,590
                                                               1999        1.000           1.206                      --

   Smith Barney Large Cap Value Portfolio (6/00)               2004        0.901           0.983                 369,241
                                                               2003        0.716           0.901                 407,916
                                                               2002        0.973           0.716                 426,697
                                                               2001        1.075           0.973                 435,964
                                                               2000        0.964           1.075                 185,910
                                                               1999        1.000           0.964                      --

   Smith Barney Large Capitalization Growth Portfolio (2/00)   2004        0.931           0.922               1,720,065
                                                               2003        0.640           0.931               1,141,574
                                                               2002        0.863           0.640                 771,377
                                                               2001        1.000           0.863                 730,193
                                                               2000        1.090           1.000                 309,116
                                                               1999        1.000           1.090                      --

   Smith Barney Mid Cap Core Portfolio (4/00)                  2004        1.234           1.344                 587,236
                                                               2003        0.964           1.234                 507,824
                                                               2002        1.209           0.964                 385,791
                                                               2001        1.362           1.209                 307,340
                                                               2000        1.171           1.362                 110,509
                                                               1999        1.000           1.171                      --

   Smith Barney Money Market Portfolio (2/00)                  2004        1.066           1.060                 933,637
                                                               2003        1.074           1.066               1,098,028
                                                               2002        1.075           1.074               1,940,157
                                                               2001        1.052           1.075                 707,397

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Smith Barney Money Market Portfolio (continued)             2000        1.006           1.052                 511,377
                                                               1999        1.000           1.006                      --

   Strategic Equity Portfolio (6/00)                           2004        0.668           0.726                 128,507
                                                               2003        0.511           0.668                 180,708
                                                               2002        0.780           0.511                 223,164
                                                               2001        0.913           0.780                 233,026
                                                               2000        1.132           0.913                 501,860
                                                               1999        1.000           1.132                      --

   Travelers Managed Income Portfolio (7/00)                   2004        1.199           1.216                 982,241
                                                               2003        1.121           1.199                 801,296
                                                               2002        1.113           1.121                 566,904
                                                               2001        1.057           1.113                 434,221
                                                               2000        0.994           1.057                 137,038
                                                               1999        1.000           0.994                      --

   Van Kampen Enterprise Portfolio (4/00)                      2004        0.645           0.661                  98,488
                                                               2003        0.521           0.645                  99,873
                                                               2002        0.748           0.521                  87,650
                                                               2001        0.963           0.748                  73,520
                                                               2000        1.145           0.963                  76,229
                                                               1999        1.000           1.145                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (2/00)           2004        0.673           0.710                 350,995
                                                               2003        0.536           0.673                 382,732
                                                               2002        0.805           0.536                 348,750
                                                               2001        1.191           0.805                 409,824
                                                               2000        1.344           1.191                 272,783
                                                               1999        1.000           1.344                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        0.970           1.106                 254,741
                                                               2003        0.693           0.970                  41,992
                                                               2002        0.945           0.693                  20,468
                                                               2001        1.000           0.945                  25,867

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (5/00)              2004        1.023           1.163                 572,293
                                                               2003        0.808           1.023                 497,526
                                                               2002        0.905           0.808                 426,526
                                                               2001        1.047           0.905                 339,996
                                                               2000        1.138           1.047                 169,553
                                                               1999        1.000           1.138                      --

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (7/02)                  2004        1.168           1.436                 960,282
                                                               2003        0.857           1.168                 305,214
                                                               2002        1.000           0.857                 195,105

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.50%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Premier Equity Fund - Series I (5/01)              2004        0.769           0.801                      --
                                                               2003        0.624           0.769                      --
                                                               2002        0.908           0.624                      --
                                                               2001        1.000           0.908                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2004        1.025           1.124                  25,030
                                                               2003        0.787           1.025                   3,941
                                                               2002        1.000           0.787                      --

   AllianceBernstein Premier Growth Portfolio -
   Class B (2/00)                                              2004        0.734           0.783                  12,938
                                                               2003        0.604           0.734                      --
                                                               2002        0.886           0.604                      --
                                                               2001        1.000           0.886                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2004        1.002           1.120                 354,206
                                                               2003        0.752           1.002                  48,343
                                                               2002        0.894           0.752                      --
                                                               2001        1.000           0.894                      --

   Growth Fund - Class 2 Shares (2/00)                         2004        0.875           0.970               1,107,265
                                                               2003        0.649           0.875                 109,171
                                                               2002        0.872           0.649                      --
                                                               2001        1.000           0.872                      --

   Growth-Income Fund - Class 2 Shares (2/00)                  2004        1.005           1.093               1,074,777
                                                               2003        0.771           1.005                  64,249
                                                               2002        0.958           0.771                      --
                                                               2001        1.000           0.958                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (2/00)             2004        0.884           0.971                 108,496
                                                               2003        0.654           0.884                      --
                                                               2002        0.931           0.654                      --
                                                               2001        1.000           0.931                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.041           1.155                 152,523
                                                               2003        0.844           1.041                  40,328
                                                               2002        1.000           0.844                      --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.447           1.778                  34,186
                                                               2003        1.000           1.447                     664

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2004        0.935           1.092                 206,196
                                                               2003        0.718           0.935                   1,815
                                                               2002        0.895           0.718                      --
                                                               2001        1.000           0.895                      --

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2004        1.030           1.177                  83,145
                                                               2003        0.791           1.030                      --
                                                               2002        1.000           0.791                      --

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)                               2004        0.936           1.003                 360,370
                                                               2003        0.763           0.936                  21,107
                                                               2002        0.939           0.763                      --
                                                               2001        1.000           0.939                      --

   Diversified Strategic Income Portfolio (7/00)               2004        1.133           1.191                 153,517
                                                               2003        1.029           1.133                   1,196
                                                               2002        0.996           1.029                      --
                                                               2001        1.000           0.996                      --

   Equity Index Portfolio - Class II Shares (6/00)             2004        0.878           0.954                  56,171
                                                               2003        0.698           0.878                      --
                                                               2002        0.913           0.698                      --
                                                               2001        1.000           0.913                      --

   Fundamental Value Portfolio (6/00)                          2004        0.970           1.034                 815,357
                                                               2003        0.710           0.970                  30,172
                                                               2002        0.916           0.710                      --
                                                               2001        1.000           0.916                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        0.739           0.877                   6,396
                                                               2003        0.556           0.739                   2,441
                                                               2002        0.786           0.556                      --
                                                               2001        1.000           0.786                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.335           1.511                  42,908
                                                               2003        1.000           1.335                   2,150

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.244           1.380                 142,571
                                                               2003        1.000           1.244                      --

   Mid-Cap Value Portfolio (5/03)                              2004        1.259           1.538                  37,271
                                                               2003        1.000           1.259                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.074           1.209                      --
                                                               2003        1.000           1.074                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.068           1.207                  55,627
                                                               2003        1.000           1.068                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.047           1.124                 309,675
                                                               2003        1.000           1.047                  19,465

   Total Return Portfolio - Administrative Class (5/01)        2004        1.159           1.197                 664,766
                                                               2003        1.120           1.159                  57,268
                                                               2002        1.042           1.120                      --
                                                               2001        1.000           1.042                      --

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2004        0.735           0.779                      --
                                                               2003        0.565           0.735                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Putnam VT Discovery Growth Fund - Class IB Shares
   (continued)                                                 2002        0.814           0.565                      --
                                                               2001        1.000           0.814                      --

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        0.922           1.055                      --
                                                               2003        0.728           0.922                      --
                                                               2002        0.898           0.728                      --
                                                               2001        1.000           0.898                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.223           1.520                  14,805
                                                               2003        0.829           1.223                   4,897
                                                               2002        1.030           0.829                      --
                                                               2001        1.000           1.030                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2004        0.952           1.015                  98,802
                                                               2003        0.695           0.952                      --
                                                               2002        0.941           0.695                      --
                                                               2001        1.000           0.941                      --

   Investors Fund - Class I (1/01)                             2004        0.920           1.000                  71,911
                                                               2003        0.705           0.920                  14,535
                                                               2002        0.931           0.705                      --
                                                               2001        1.000           0.931                      --

   Small Cap Growth Fund - Class I (3/00)                      2004        0.881           0.999                  10,016
                                                               2003        0.601           0.881                   2,108
                                                               2002        0.934           0.601                      --
                                                               2001        1.000           0.934                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        0.798           0.812                  36,497
                                                               2003        0.656           0.798                   3,387
                                                               2002        0.900           0.656                      --
                                                               2001        1.000           0.900                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2004        0.869           0.881                   2,029
                                                               2003        0.657           0.869                      --
                                                               2002        0.911           0.657                      --
                                                               2001        1.000           0.911                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2004        1.374           1.443                 623,494
                                                               2003        1.061           1.374                  14,867
                                                               2002        1.000           1.061                      --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2004        1.247           1.290                 915,145
                                                               2003        1.038           1.247                 102,087
                                                               2002        1.000           1.038                      --

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2004        1.392           1.512                 428,665
                                                               2003        1.074           1.392                      --
                                                               2002        1.000           1.074                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2004        1.359           1.429                  13,357
                                                               2003        1.069           1.359                     749
                                                               2002        1.000           1.069                      --

The Travelers Series Trust
   Equity Income Portfolio (10/00)                             2004        1.027           1.112                 106,627
                                                               2003        0.795           1.027                   1,236
                                                               2002        0.938           0.795                      --
                                                               2001        1.000           0.938                      --

   Large Cap Portfolio (6/00)                                  2004        0.823           0.864                      --
                                                               2003        0.670           0.823                      --
                                                               2002        0.881           0.670                      --
                                                               2001        1.000           0.881                      --

   Lazard International Stock Portfolio (3/02)                 2004        1.071           1.221                  36,442
                                                               2003        0.845           1.071                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Merrill Lynch Large Cap Core Portfolio (6/00)               2004        0.761           0.869                  14,141
                                                               2003        0.637           0.761                     132
                                                               2002        0.864           0.637                      --
                                                               2001        1.000           0.864                      --

   MFS Emerging Growth Portfolio (2/00)                        2004        0.689           0.766                  30,876
                                                               2003        0.542           0.689                      --
                                                               2002        0.836           0.542                      --
                                                               2001        1.000           0.836                      --

   MFS Value Portfolio (5/04)                                  2004        1.000           1.121                  16,893

   Pioneer Fund Portfolio (5/03)                               2004        1.216           1.331                  10,551
                                                               2003        1.000           1.216                      64

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        0.844           0.885                   2,495
                                                               2003        0.662           0.844                      --
                                                               2002        0.883           0.662                      --
                                                               2001        1.000           0.883                      --

   MFS Total Return Portfolio (7/00)                           2004        1.044           1.147               1,076,243
                                                               2003        0.910           1.044                 134,780
                                                               2002        0.975           0.910                      --
                                                               2001        1.000           0.975                      --

   Pioneer Strategic Income Portfolio (5/04)                   2004        1.000           1.095                  33,364

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.999           0.996                  44,674
                                                               2003        1.000           0.999                      --

   Smith Barney Aggressive Growth Portfolio (3/00)             2004        0.803           0.870               1,064,925
                                                               2003        0.606           0.803                  68,808
                                                               2002        0.913           0.606                      --
                                                               2001        1.000           0.913                      --

   Smith Barney High Income Portfolio (8/00)                   2004        1.116           1.215                 198,065
                                                               2003        0.889           1.116                  24,446

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Smith Barney High Income Portfolio (continued)              2002        0.932           0.889                      --
                                                               2001        1.000           0.932                      --

   Smith Barney International All Cap Growth
   Portfolio (3/00)                                            2004        0.761           0.883                      --
                                                               2003        0.606           0.761                      --
                                                               2002        0.828           0.606                      --
                                                               2001        1.000           0.828                      --

   Smith Barney Large Cap Value Portfolio (6/00)               2004        0.838           0.914                      --
                                                               2003        0.667           0.838                      --
                                                               2002        0.908           0.667                      --
                                                               2001        1.000           0.908                      --

   Smith Barney Large Capitalization Growth Portfolio (2/00)   2004        0.995           0.984                 100,138
                                                               2003        0.684           0.995                  16,090
                                                               2002        0.923           0.684                      --
                                                               2001        1.000           0.923                      --

   Smith Barney Mid Cap Core Portfolio (4/00)                  2004        0.946           1.029                 206,573
                                                               2003        0.740           0.946                  46,991
                                                               2002        0.929           0.740                      --
                                                               2001        1.000           0.929                      --

   Smith Barney Money Market Portfolio (2/00)                  2004        0.996           0.990                 143,313
                                                               2003        1.004           0.996                   4,691
                                                               2002        1.007           1.004                      --
                                                               2001        1.000           1.007                      --

   Strategic Equity Portfolio (6/00)                           2004        0.727           0.789                      --
                                                               2003        0.556           0.727                      --
                                                               2002        0.850           0.556                      --
                                                               2001        1.000           0.850                      --

   Travelers Managed Income Portfolio (7/00)                   2004        1.084           1.098                 101,718
                                                               2003        1.015           1.084                   1,150
                                                               2002        1.008           1.015                      --
                                                               2001        1.000           1.008                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Van Kampen Enterprise Portfolio (4/00)                      2004        0.795           0.814                      --
                                                               2003        0.643           0.795                      --
                                                               2002        0.923           0.643                      --
                                                               2001        1.000           0.923                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (2/00)           2004        0.706           0.745                  43,996
                                                               2003        0.563           0.706                      --
                                                               2002        0.846           0.563                      --
                                                               2001        1.000           0.846                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        0.959           1.093                  34,142
                                                               2003        0.686           0.959                      --
                                                               2002        0.937           0.686                      --
                                                               2001        1.000           0.937                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (5/00)              2004        1.064           1.209                  62,969
                                                               2003        0.842           1.064                      --
                                                               2002        0.943           0.842                      --
                                                               2001        1.000           0.943                      --

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (7/02)                  2004        1.166           1.432                 270,065
                                                               2003        0.856           1.166                   6,840
                                                               2002        1.000           0.856                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.55%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Premier Equity Fund - Series I (5/01)              2004        0.748           0.779                      --
                                                               2003        0.607           0.748                      --
                                                               2002        0.884           0.607                      --
                                                               2001        1.000           0.884                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2004        1.025           1.122                      --
                                                               2003        0.787           1.025                      --
                                                               2002        1.000           0.787                      --

   AllianceBernstein Premier Growth Portfolio -
   Class B (2/00)                                              2004        0.621           0.663                  21,358
                                                               2003        0.511           0.621                  28,250
                                                               2002        0.751           0.511                  36,065
                                                               2001        0.924           0.751                  37,053
                                                               2000        1.127           0.924                  37,068
                                                               1999        1.000           1.127                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2004        0.914           1.022                  37,544
                                                               2003        0.686           0.914                  31,673
                                                               2002        0.817           0.686                  40,766
                                                               2001        0.967           0.817                  41,734
                                                               2000        1.210           0.967                  31,450
                                                               1999        1.000           1.210                      --

   Growth Fund - Class 2 Shares (2/00)                         2004        0.969           1.073                  31,773
                                                               2003        0.719           0.969                  27,545
                                                               2002        0.967           0.719                  27,113
                                                               2001        1.200           0.967                  20,474
                                                               2000        1.167           1.200                   9,891
                                                               1999        1.000           1.167                      --

   Growth-Income Fund - Class 2 Shares (2/00)                  2004        1.169           1.270                  52,842
                                                               2003        0.896           1.169                  55,704
                                                               2002        1.115           0.896                   8,489
                                                               2001        1.104           1.115                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Growth-Income Fund - Class 2 Shares (continued)             2000        1.039           1.104                      --
                                                               1999        1.000           1.039                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (2/00)             2004        0.790           0.868                   6,633
                                                               2003        0.585           0.790                      --
                                                               2002        0.833           0.585                      --
                                                               2001        0.998           0.833                      --
                                                               2000        1.215           0.998                      --
                                                               1999        1.000           1.215                      --

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.040           1.153                  63,631
                                                               2003        0.844           1.040                  65,759
                                                               2002        1.000           0.844                      --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.446           1.776                   2,082
                                                               2003        1.000           1.446                   2,084

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2004        0.925           1.079                   7,538
                                                               2003        0.710           0.925                   8,660
                                                               2002        0.886           0.710                  12,719
                                                               2001        1.071           0.886                  13,265
                                                               2000        1.114           1.071                  11,090
                                                               1999        1.000           1.114                      --

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2004        1.029           1.176                      --
                                                               2003        0.791           1.029                      --
                                                               2002        1.000           0.791                      --

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)                               2004        0.964           1.032                  17,692
                                                               2003        0.786           0.964                      --
                                                               2002        0.968           0.786                      --
                                                               2001        1.024           0.968                      --
                                                               2000        1.044           1.024                      --
                                                               1999        1.000           1.044                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Diversified Strategic Income Portfolio (7/00)               2004        1.166           1.226                      --
                                                               2003        1.060           1.166                      --
                                                               2002        1.027           1.060                      --
                                                               2001        1.011           1.027                      --
                                                               2000        0.999           1.011                      --
                                                               1999        1.000           0.999                      --

   Equity Index Portfolio - Class II Shares (6/00)             2004        0.790           0.857                   3,911
                                                               2003        0.628           0.790                   3,916
                                                               2002        0.822           0.628                   5,111
                                                               2001        0.952           0.822                   6,152
                                                               2000        1.067           0.952                   6,152
                                                               1999        1.000           1.067                      --

   Fundamental Value Portfolio (6/00)                          2004        1.214           1.293                  66,822
                                                               2003        0.889           1.214                  61,484
                                                               2002        1.147           0.889                  20,824
                                                               2001        1.230           1.147                  20,828
                                                               2000        1.037           1.230                  16,815
                                                               1999        1.000           1.037                      --

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        0.376           0.446                   4,174
                                                               2003        0.283           0.376                   4,179
                                                               2002        0.400           0.283                   5,460
                                                               2001        0.673           0.400                   6,578
                                                               2000        1.000           0.673                   6,578

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.334           1.510                      --
                                                               2003        1.000           1.334                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.243           1.379                      --
                                                               2003        1.000           1.243                      --

   Mid-Cap Value Portfolio (5/03)                              2004        1.258           1.537                      --
                                                               2003        1.000           1.258                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.074           1.208                      --
                                                               2003        1.000           1.074                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.067           1.206                   7,889
                                                               2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.047           1.123                      --
                                                               2003        1.000           1.047                      --

   Total Return Portfolio - Administrative Class (5/01)        2004        1.168           1.207                   8,983
                                                               2003        1.130           1.168                   8,992
                                                               2002        1.052           1.130                   3,340
                                                               2001        1.000           1.052                      --

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2004        0.725           0.768                      --
                                                               2003        0.558           0.725                      --
                                                               2002        0.805           0.558                      --
                                                               2001        1.000           0.805                      --

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        0.879           1.005                      --
                                                               2003        0.694           0.879                      --
                                                               2002        0.856           0.694                      --
                                                               2001        1.000           0.856                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.289           1.602                      --
                                                               2003        0.875           1.289                      --
                                                               2002        1.087           0.875                      --
                                                               2001        1.000           1.087                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2004        1.218           1.299                      --
                                                               2003        0.890           1.218                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   All Cap Fund - Class I (continued)                          2002        1.206           0.890                      --
                                                               2001        1.202           1.206                      --
                                                               2000        1.033           1.202                      --
                                                               1999        1.000           1.033                      --

   Investors Fund - Class I (1/01)                             2004        1.088           1.182                      --
                                                               2003        0.835           1.088                      --
                                                               2002        1.102           0.835                      --
                                                               2001        1.168           1.102                      --
                                                               2000        1.029           1.168                      --
                                                               1999        1.000           1.029                      --

   Small Cap Growth Fund - Class I (3/00)                      2004        1.129           1.280                      --
                                                               2003        0.770           1.129                      --
                                                               2002        1.198           0.770                      --
                                                               2001        1.312           1.198                      --
                                                               2000        1.141           1.312                      --
                                                               1999        1.000           1.141                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        0.791           0.805                      --
                                                               2003        0.650           0.791                      --
                                                               2002        0.893           0.650                      --
                                                               2001        1.000           0.893                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2004        0.852           0.863                      --
                                                               2003        0.644           0.852                      --
                                                               2002        0.894           0.644                      --
                                                               2001        1.000           0.894                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2004        1.373           1.442                  17,683
                                                               2003        1.061           1.373                      --
                                                               2002        1.000           1.061                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2004        1.246           1.289                      --
                                                               2003        1.038           1.246                      --
                                                               2002        1.000           1.038                      --

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2004        1.391           1.510                      --
                                                               2003        1.074           1.391                      --
                                                               2002        1.000           1.074                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2004        1.358           1.427                      --
                                                               2003        1.069           1.358                      --
                                                               2002        1.000           1.069                      --

The Travelers Series Trust
   Equity Income Portfolio (10/00)                             2004        1.095           1.185                      --
                                                               2003        0.848           1.095                   1,373
                                                               2002        1.001           0.848                   7,261
                                                               2001        1.089           1.001                   7,274
                                                               2000        1.013           1.089                      --
                                                               1999        1.000           1.013                      --

   Large Cap Portfolio (6/00)                                  2004        0.681           0.715                   5,924
                                                               2003        0.555           0.681                  13,468
                                                               2002        0.730           0.555                  15,294
                                                               2001        0.897           0.730                  16,878
                                                               2000        1.065           0.897                  16,886
                                                               1999        1.000           1.065                      --

   Lazard International Stock Portfolio (3/02)                 2004        1.070           1.219                      --
                                                               2003        0.845           1.070                      --

   Merrill Lynch Large Cap Core Portfolio (6/00)               2004        0.662           0.755                      --
                                                               2003        0.555           0.662                      --
                                                               2002        0.753           0.555                      --
                                                               2001        0.986           0.753                      --
                                                               2000        1.061           0.986                      --
                                                               1999        1.000           1.061                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   MFS Emerging Growth Portfolio (2/00)                        2004        0.583           0.647                   8,071
                                                               2003        0.458           0.583                  12,511
                                                               2002        0.708           0.458                  16,874
                                                               2001        1.126           0.708                  17,697
                                                               2000        1.432           1.126                  17,705
                                                               1999        1.000           1.432                      --

   MFS Value Portfolio (5/04)                                  2004        1.000           1.121                      --

   Pioneer Fund Portfolio (5/03)                               2004        1.216           1.330                   4,469
                                                               2003        1.000           1.216                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        0.824           0.864                      --
                                                               2003        0.647           0.824                      --
                                                               2002        0.863           0.647                      --
                                                               2001        1.000           0.863                      --

   MFS Total Return Portfolio (7/00)                           2004        1.209           1.326                   7,853
                                                               2003        1.053           1.209                      --
                                                               2002        1.129           1.053                      --
                                                               2001        1.147           1.129                      --
                                                               2000        0.999           1.147                      --
                                                               1999        1.000           0.999                      --

   Pioneer Strategic Income Portfolio (5/04)                   2004        1.000           1.094                      --

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.999           0.995                      --
                                                               2003        1.000           0.999                      --

   Smith Barney Aggressive Growth Portfolio (3/00)             2004        1.143           1.238                  51,222
                                                               2003        0.863           1.143                  34,451
                                                               2002        1.302           0.863                  19,990
                                                               2001        1.378           1.302                   6,781
                                                               2000        1.209           1.378                   4,445
                                                               1999        1.000           1.209                      --

   Smith Barney High Income Portfolio (8/00)                   2004        1.043           1.134                   5,214
                                                               2003        0.830           1.043                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Smith Barney High Income Portfolio (continued)              2002        0.872           0.830                      --
                                                               2001        0.920           0.872                      --
                                                               2000        1.016           0.920                      --
                                                               1999        1.000           1.016                      --

   Smith Barney International All Cap Growth
   Portfolio (3/00)                                            2004        0.563           0.654                      --
                                                               2003        0.449           0.563                      --
                                                               2002        0.613           0.449                      --
                                                               2001        0.905           0.613                      --
                                                               2000        1.206           0.905                      --
                                                               1999        1.000           1.206                      --

   Smith Barney Large Cap Value Portfolio (6/00)               2004        0.895           0.975                      --
                                                               2003        0.713           0.895                      --
                                                               2002        0.970           0.713                   9,361
                                                               2001        1.073           0.970                   9,369
                                                               2000        0.964           1.073                      --
                                                               1999        1.000           0.964                      --

   Smith Barney Large Capitalization Growth Portfolio (2/00)   2004        0.925           0.914                      --
                                                               2003        0.637           0.925                      --
                                                               2002        0.860           0.637                  16,919
                                                               2001        0.998           0.860                  16,933
                                                               2000        1.090           0.998                  16,933
                                                               1999        1.000           1.090                      --

   Smith Barney Mid Cap Core Portfolio (4/00)                  2004        1.226           1.333                   8,689
                                                               2003        0.960           1.226                   9,354
                                                               2002        1.205           0.960                  12,931
                                                               2001        1.360           1.205                  12,948
                                                               2000        1.171           1.360                  11,658
                                                               1999        1.000           1.171                      --

   Smith Barney Money Market Portfolio (2/00)                  2004        1.059           1.052                   5,375
                                                               2003        1.069           1.059                     490
                                                               2002        1.072           1.069                     949
                                                               2001        1.050           1.072                     952

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Smith Barney Money Market Portfolio (continued)             2000        1.005           1.050                      --
                                                               1999        1.000           1.005                      --

   Strategic Equity Portfolio (6/00)                           2004        0.663           0.720                  22,836
                                                               2003        0.508           0.663                  24,675
                                                               2002        0.777           0.508                  39,639
                                                               2001        0.911           0.777                  48,566
                                                               2000        1.132           0.911                  37,107
                                                               1999        1.000           1.132                      --

   Travelers Managed Income Portfolio (7/00)                   2004        1.192           1.207                      --
                                                               2003        1.116           1.192                      --
                                                               2002        1.109           1.116                      --
                                                               2001        1.056           1.109                      --
                                                               2000        1.000           1.056                      --
                                                               2000        0.994           1.000                      --

   Van Kampen Enterprise Portfolio (4/00)                      2004        0.641           0.656                  16,759
                                                               2003        0.519           0.641                  16,759
                                                               2002        0.746           0.519                  16,759
                                                               2001        0.962           0.746                  16,759
                                                               2000        1.144           0.962                  16,759
                                                               1999        1.000           1.144                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (2/00)           2004        0.668           0.704                   2,675
                                                               2003        0.533           0.668                   6,938
                                                               2002        0.802           0.533                   7,766
                                                               2001        1.189           0.802                   8,488
                                                               2000        1.344           1.189                   8,492
                                                               1999        1.000           1.344                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        0.966           1.100                      --
                                                               2003        0.691           0.966                      --
                                                               2002        0.944           0.691                      --
                                                               2001        1.000           0.944                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (5/00)              2004        1.017           1.154                  10,052
                                                               2003        0.804           1.017                  10,056
                                                               2002        0.902           0.804                   4,865
                                                               2001        1.045           0.902                   5,854
                                                               2000        1.138           1.045                   5,854
                                                               1999        1.000           1.138                      --

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (7/02)                  2004        1.165           1.430                   5,974
                                                               2003        0.856           1.165                   5,974
                                                               2002        1.000           0.856                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.60%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Premier Equity Fund - Series I (5/01)              2004        0.767           0.798                      --
                                                               2003        0.623           0.767                      --
                                                               2002        0.907           0.623                      --
                                                               2001        1.000           0.907                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2004        1.024           1.121                      --
                                                               2003        0.787           1.024                      --
                                                               2002        1.000           0.787                   3,000

   AllianceBernstein Premier Growth Portfolio -
   Class B (2/00)                                              2004        0.732           0.780                      --
                                                               2003        0.603           0.732                      --
                                                               2002        0.886           0.603                      --
                                                               2001        1.000           0.886                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2004        0.999           1.116                      --
                                                               2003        0.750           0.999                      --
                                                               2002        0.893           0.750                      --
                                                               2001        1.000           0.893                      --

   Growth Fund - Class 2 Shares (2/00)                         2004        0.873           0.966                      --
                                                               2003        0.648           0.873                      --
                                                               2002        0.872           0.648                      --
                                                               2001        1.000           0.872                      --

   Growth-Income Fund - Class 2 Shares (2/00)                  2004        1.003           1.089                      --
                                                               2003        0.770           1.003                      --
                                                               2002        0.958           0.770                      --
                                                               2001        1.000           0.958                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (2/00)             2004        0.882           0.967                      --
                                                               2003        0.653           0.882                      --
                                                               2002        0.930           0.653                      --
                                                               2001        1.000           0.930                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.039           1.152                      --
                                                               2003        0.844           1.039                      --
                                                               2002        1.000           0.844                   2,000

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.446           1.775                      --
                                                               2003        1.000           1.446                      --

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2004        0.933           1.088                  22,614
                                                               2003        0.717           0.933                  22,614
                                                               2002        0.894           0.717                      --
                                                               2001        1.000           0.894                      --

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2004        1.028           1.174                      --
                                                               2003        0.791           1.028                      --
                                                               2002        1.000           0.791                   2,000

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)                               2004        0.933           0.999                      --
                                                               2003        0.761           0.933                      --
                                                               2002        0.938           0.761                      --
                                                               2001        1.000           0.938                      --

   Diversified Strategic Income Portfolio (7/00)               2004        1.130           1.187                      --
                                                               2003        1.027           1.130                      --
                                                               2002        0.996           1.027                      --
                                                               2001        1.000           0.996                      --

   Equity Index Portfolio - Class II Shares (6/00)             2004        0.876           0.951                      --
                                                               2003        0.697           0.876                      --
                                                               2002        0.912           0.697                      --
                                                               2001        1.000           0.912                      --

   Fundamental Value Portfolio (6/00)                          2004        0.968           1.031                      --
                                                               2003        0.709           0.968                      --
                                                               2002        0.916           0.709                      --
                                                               2001        1.000           0.916                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        0.737           0.874                      --
                                                               2003        0.556           0.737                      --
                                                               2002        0.785           0.556                      --
                                                               2001        1.000           0.785                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.334           1.508                      --
                                                               2003        1.000           1.334                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.243           1.378                      --
                                                               2003        1.000           1.243                      --

   Mid-Cap Value Portfolio (5/03)                              2004        1.258           1.536                      --
                                                               2003        1.000           1.258                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.074           1.207                      --
                                                               2003        1.000           1.074                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.067           1.205                      --
                                                               2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.046           1.122                      --
                                                               2003        1.000           1.046                      --

   Total Return Portfolio - Administrative Class (5/01)        2004        1.156           1.193                      --
                                                               2003        1.118           1.156                      --
                                                               2002        1.042           1.118                      --
                                                               2001        1.000           1.042                      --

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2004        0.733           0.776                      --
                                                               2003        0.564           0.733                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Putnam VT Discovery Growth Fund - Class IB Shares
   (continued)                                                 2002        0.814           0.564                      --
                                                               2001        1.000           0.814                      --

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        0.920           1.052                      --
                                                               2003        0.727           0.920                      --
                                                               2002        0.897           0.727                      --
                                                               2001        1.000           0.897                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.220           1.515                      --
                                                               2003        0.828           1.220                      --
                                                               2002        1.029           0.828                      --
                                                               2001        1.000           1.029                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2004        0.949           1.012                      --
                                                               2003        0.694           0.949                      --
                                                               2002        0.941           0.694                      --
                                                               2001        1.000           0.941                      --

   Investors Fund - Class I (1/01)                             2004        0.917           0.996                      --
                                                               2003        0.704           0.917                      --
                                                               2002        0.930           0.704                      --
                                                               2001        1.000           0.930                      --

   Small Cap Growth Fund - Class I (3/00)                      2004        0.879           0.996                  49,641
                                                               2003        0.600           0.879                  49,641
                                                               2002        0.933           0.600                      --
                                                               2001        1.000           0.933                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        0.796           0.809                      --
                                                               2003        0.655           0.796                      --
                                                               2002        0.899           0.655                      --
                                                               2001        1.000           0.899                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2004        0.867           0.878                      --
                                                               2003        0.656           0.867                      --
                                                               2002        0.911           0.656                      --
                                                               2001        1.000           0.911                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2004        1.372           1.440                      --
                                                               2003        1.061           1.372                      --
                                                               2002        1.000           1.061                      --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2004        1.245           1.287                      --
                                                               2003        1.038           1.245                      --
                                                               2002        1.000           1.038                      --

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2004        1.390           1.508                      --
                                                               2003        1.074           1.390                      --
                                                               2002        1.000           1.074                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2004        1.357           1.425                      --
                                                               2003        1.069           1.357                      --
                                                               2002        1.000           1.069                      --

The Travelers Series Trust
   Equity Income Portfolio (10/00)                             2004        1.025           1.108                  23,388
                                                               2003        0.794           1.025                  23,388
                                                               2002        0.937           0.794                      --
                                                               2001        1.000           0.937                      --

   Large Cap Portfolio (6/00)                                  2004        0.821           0.861                      --
                                                               2003        0.669           0.821                      --
                                                               2002        0.881           0.669                      --
                                                               2001        1.000           0.881                      --

   Lazard International Stock Portfolio (3/02)                 2004        1.069           1.217                      --
                                                               2003        0.844           1.069                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Merrill Lynch Large Cap Core Portfolio (6/00)               2004        0.759           0.865                      --
                                                               2003        0.636           0.759                      --
                                                               2002        0.864           0.636                      --
                                                               2001        1.000           0.864                      --

   MFS Emerging Growth Portfolio (2/00)                        2004        0.688           0.763                      --
                                                               2003        0.541           0.688                      --
                                                               2002        0.836           0.541                      --
                                                               2001        1.000           0.836                      --

   MFS Value Portfolio (5/04)                                  2004        1.000           1.121                      --

   Pioneer Fund Portfolio (5/03)                               2004        1.215           1.329                      --
                                                               2003        1.000           1.215                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        0.842           0.882                      --
                                                               2003        0.661           0.842                      --
                                                               2002        0.883           0.661                      --
                                                               2001        1.000           0.883                      --

   MFS Total Return Portfolio (7/00)                           2004        1.042           1.143                      --
                                                               2003        0.908           1.042                      --
                                                               2002        0.974           0.908                      --
                                                               2001        1.000           0.974                      --

   Pioneer Strategic Income Portfolio (5/04)                   2004        1.000           1.094                      --

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.999           0.994                      --
                                                               2003        1.000           0.999                      --

   Smith Barney Aggressive Growth Portfolio (3/00)             2004        0.801           0.867                      --
                                                               2003        0.605           0.801                      --
                                                               2002        0.913           0.605                      --
                                                               2001        1.000           0.913                      --

   Smith Barney High Income Portfolio (8/00)                   2004        1.114           1.210                      --
                                                               2003        0.887           1.114                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Smith Barney High Income Portfolio (continued)              2002        0.932           0.887                      --
                                                               2001        1.000           0.932                      --

   Smith Barney International All Cap Growth
   Portfolio (3/00)                                            2004        0.759           0.880                      --
                                                               2003        0.605           0.759                      --
                                                               2002        0.827           0.605                      --
                                                               2001        1.000           0.827                      --

   Smith Barney Large Cap Value Portfolio (6/00)               2004        0.836           0.910                      --
                                                               2003        0.666           0.836                      --
                                                               2002        0.907           0.666                      --
                                                               2001        1.000           0.907                      --

   Smith Barney Large Capitalization Growth Portfolio (2/00)   2004        0.992           0.980                  26,366
                                                               2003        0.683           0.992                  26,366
                                                               2002        0.923           0.683                      --
                                                               2001        1.000           0.923                      --

   Smith Barney Mid Cap Core Portfolio (4/00)                  2004        0.943           1.025                  25,663
                                                               2003        0.739           0.943                  25,663
                                                               2002        0.928           0.739                      --
                                                               2001        1.000           0.928                      --

   Smith Barney Money Market Portfolio (2/00)                  2004        0.993           0.986                      --
                                                               2003        1.003           0.993                      --
                                                               2002        1.006           1.003                 115,989
                                                               2001        1.000           1.006                  58,410

   Strategic Equity Portfolio (6/00)                           2004        0.725           0.786                      --
                                                               2003        0.556           0.725                      --
                                                               2002        0.850           0.556                      --
                                                               2001        1.000           0.850                      --

   Travelers Managed Income Portfolio (7/00)                   2004        1.081           1.094                      --
                                                               2003        1.013           1.081                      --
                                                               2002        1.007           1.013                      --
                                                               2001        1.000           1.007                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Van Kampen Enterprise Portfolio (4/00)                      2004        0.793           0.811                      --
                                                               2003        0.642           0.793                      --
                                                               2002        0.923           0.642                      --
                                                               2001        1.000           0.923                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (2/00)           2004        0.704           0.742                      --
                                                               2003        0.562           0.704                      --
                                                               2002        0.846           0.562                      --
                                                               2001        1.000           0.846                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        0.957           1.089                      --
                                                               2003        0.685           0.957                      --
                                                               2002        0.936           0.685                      --
                                                               2001        1.000           0.936                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (5/00)              2004        1.061           1.205                      --
                                                               2003        0.840           1.061                      --
                                                               2002        0.943           0.840                      --
                                                               2001        1.000           0.943                      --

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (7/02)                  2004        1.164           1.428                      --
                                                               2003        0.856           1.164                      --
                                                               2002        1.000           0.856                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.70%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Premier Equity Fund - Series I (5/01)              2004        1.184           1.232                  12,254
                                                               2003        0.963           1.184                  12,254

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2004        1.248           1.365                  66,221
                                                               2003        0.960           1.248                  55,990

   AllianceBernstein Premier Growth Portfolio -
   Class B (2/00)                                              2004        1.150           1.224                  29,427
                                                               2003        0.948           1.150                  28,838

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2004        1.309           1.461                 197,563
                                                               2003        0.985           1.309                 144,510

   Growth Fund - Class 2 Shares (2/00)                         2004        1.292           1.429                 841,707
                                                               2003        0.961           1.292                 674,663

   Growth-Income Fund - Class 2 Shares (2/00)                  2004        1.265           1.372               1,302,700
                                                               2003        0.971           1.265               1,117,921

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (2/00)             2004        1.307           1.433                 250,989
                                                               2003        0.969           1.307                 158,368

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.223           1.355                 169,564
                                                               2003        0.994           1.223                 140,562

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.445           1.772                  10,971
                                                               2003        1.000           1.445                     688

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2004        1.285           1.498                 410,113
                                                               2003        0.989           1.285                 327,983

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2004        1.269           1.447                  13,744
                                                               2003        0.977           1.269                      --
                                                               2002        1.000           0.977                      --

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)                               2004        1.196           1.280                 916,257
                                                               2003        0.977           1.196                 671,165

   Diversified Strategic Income Portfolio (7/00)               2004        1.110           1.165                 463,361
                                                               2003        1.010           1.110                 323,056

   Equity Index Portfolio - Class II Shares (6/00)             2004        1.214           1.316                 429,756
                                                               2003        0.967           1.214                 298,686

   Fundamental Value Portfolio (6/00)                          2004        1.316           1.401                 762,092
                                                               2003        0.966           1.316                 544,691

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        1.302           1.543                  29,032
                                                               2003        0.983           1.302                  27,299

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.333           1.506                      --
                                                               2003        1.000           1.333                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.242           1.376                   2,317
                                                               2003        1.000           1.242                      --

   Mid-Cap Value Portfolio (5/03)                              2004        1.257           1.533                   7,990
                                                               2003        1.000           1.257                  37,875

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.074           1.206                   1,394
                                                               2003        1.000           1.074                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.067           1.204                  32,153
                                                               2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.046           1.120                  64,766
                                                               2003        1.000           1.046                  11,362

   Total Return Portfolio - Administrative Class (5/01)        2004        1.045           1.078               1,513,961
                                                               2003        1.012           1.045               1,146,936

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2004        1.244           1.315                      --
                                                               2003        0.958           1.244                      --

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.257           1.436                  91,495
                                                               2003        0.994           1.257                  63,026

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.437           1.783                 141,908
                                                               2003        0.977           1.437                  92,122

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2004        1.312           1.397                 286,755
                                                               2003        0.960           1.312                 272,909

   Investors Fund - Class I (1/01)                             2004        1.247           1.353                 212,149
                                                               2003        0.959           1.247                 120,729

   Small Cap Growth Fund - Class I (3/00)                      2004        1.420           1.607                 100,927
                                                               2003        0.970           1.420                  86,086

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        1.169           1.188                 109,777
                                                               2003        0.963           1.169                  95,035

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2004        1.267           1.282                      --
                                                               2003        0.960           1.267                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2004        1.253           1.313                 509,181
                                                               2003        0.969           1.253                 490,637
                                                               2002        1.000           0.969                      --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2004        1.174           1.212                 841,302
                                                               2003        0.980           1.174                 306,044
                                                               2002        1.000           0.980                      --

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2004        1.245           1.350                 197,082
                                                               2003        0.963           1.245                 151,687
                                                               2002        1.000           0.963                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2004        1.220           1.280                 102,611
                                                               2003        0.962           1.220                  62,307
                                                               2002        1.000           0.962                      --

The Travelers Series Trust
   Equity Income Portfolio (10/00)                             2004        1.236           1.335                 788,266
                                                               2003        0.958           1.236                 636,759

   Large Cap Portfolio (6/00)                                  2004        1.185           1.241                  47,608
                                                               2003        0.967           1.185                  43,368

   Lazard International Stock Portfolio (3/02)                 2004        1.266           1.441                   1,103
                                                               2003        1.001           1.266                      --

   Merrill Lynch Large Cap Core Portfolio (6/00)               2004        1.159           1.321                  34,564
                                                               2003        0.973           1.159                  30,330

   MFS Emerging Growth Portfolio (2/00)                        2004        1.233           1.367                  50,357
                                                               2003        0.971           1.233                  40,047

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   MFS Value Portfolio (5/04)                                  2004        1.000           1.120                      --

   Pioneer Fund Portfolio (5/03)                               2004        1.214           1.327                      --
                                                               2003        1.000           1.214                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        1.229           1.287                  59,808
                                                               2003        0.967           1.229                  36,030

   MFS Total Return Portfolio (7/00)                           2004        1.130           1.238                 728,909
                                                               2003        0.986           1.130                 547,413

   Pioneer Strategic Income Portfolio (5/04)                   2004        1.000           1.093                   5,622

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.998           0.993                      --
                                                               2003        1.000           0.998                      --

   Smith Barney Aggressive Growth Portfolio (3/00)             2004        1.258           1.359               1,213,908
                                                               2003        0.951           1.258                 947,548

   Smith Barney High Income Portfolio (8/00)                   2004        1.263           1.372                 938,742
                                                               2003        1.007           1.263                 727,125

   Smith Barney International All Cap Growth
   Portfolio (3/00)                                            2004        1.235           1.432                      --
                                                               2003        0.986           1.235                      --

   Smith Barney Large Cap Value Portfolio (6/00)               2004        1.216           1.322                      --
                                                               2003        0.969           1.216                      --

   Smith Barney Large Capitalization Growth Portfolio (2/00)   2004        1.373           1.354                 208,788
                                                               2003        0.946           1.373                 205,485

   Smith Barney Mid Cap Core Portfolio (4/00)                  2004        1.246           1.353                 403,080
                                                               2003        0.977           1.246                 336,263

   Smith Barney Money Market Portfolio (2/00)                  2004        0.989           0.981               1,254,797
                                                               2003        1.000           0.989                 538,435

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Strategic Equity Portfolio (6/00)                           2004        1.263           1.369                   6,178
                                                               2003        0.970           1.263                   3,196

   Travelers Managed Income Portfolio (7/00)                   2004        1.081           1.093                 940,269
                                                               2003        1.014           1.081                 742,399

   Van Kampen Enterprise Portfolio (4/00)                      2004        1.193           1.219                   5,698
                                                               2003        0.966           1.193                   3,437

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (2/00)           2004        1.201           1.264                 107,315
                                                               2003        0.960           1.201                  90,811

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        1.360           1.546                  78,814
                                                               2003        0.975           1.360                  81,449

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (5/00)              2004        1.251           1.419                 401,681
                                                               2003        0.992           1.251                 360,610

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (7/02)                  2004        1.341           1.643                 299,647
                                                               2003        0.986           1.341                 213,509

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 1.80%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Premier Equity Fund - Series I (5/01)              2004        1.183           1.229                      --
                                                               2003        0.963           1.183                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2004        1.247           1.362                 391,798
                                                               2003        0.960           1.247                 132,792

   AllianceBernstein Premier Growth Portfolio -
   Class B (2/00)                                              2004        1.148           1.222                 107,514
                                                               2003        0.948           1.148                  56,579

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2004        1.308           1.458               1,380,219
                                                               2003        0.984           1.308                 234,527

   Growth Fund - Class 2 Shares (2/00)                         2004        1.291           1.426               5,178,708
                                                               2003        0.961           1.291               1,160,688

   Growth-Income Fund - Class 2 Shares (2/00)                  2004        1.263           1.370               6,778,127
                                                               2003        0.971           1.263               1,336,803

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (2/00)             2004        1.306           1.430                 808,014
                                                               2003        0.969           1.306                 197,012

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.222           1.352                 790,024
                                                               2003        0.994           1.222                 124,736

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.444           1.769                 330,772
                                                               2003        1.000           1.444                  23,210

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2004        1.284           1.495               1,314,117
                                                               2003        0.989           1.284                 301,150

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2004        1.267           1.444                 131,294
                                                               2003        0.977           1.267                      --
                                                               2002        1.000           0.977                      --

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)                               2004        1.195           1.277               2,460,562
                                                               2003        0.977           1.195                 722,211

   Diversified Strategic Income Portfolio (7/00)               2004        1.109           1.162               2,453,519
                                                               2003        1.010           1.109                 528,297

   Equity Index Portfolio - Class II Shares (6/00)             2004        1.213           1.314               1,278,376
                                                               2003        0.967           1.213                 406,638

   Fundamental Value Portfolio (6/00)                          2004        1.315           1.398               4,442,339
                                                               2003        0.966           1.315               1,059,002

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        1.301           1.540                 114,949
                                                               2003        0.983           1.301                  44,257

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.332           1.503                 145,543
                                                               2003        1.000           1.332                   5,088

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.241           1.373                 238,090
                                                               2003        1.000           1.241                  66,009

   Mid-Cap Value Portfolio (5/03)                              2004        1.256           1.531                 306,285
                                                               2003        1.000           1.256                  24,602

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.074           1.205                  31,763
                                                               2003        1.000           1.074                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.067           1.203                 266,973
                                                               2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.045           1.118               1,416,064
                                                               2003        1.000           1.045                  74,524

   Total Return Portfolio - Administrative Class (5/01)        2004        1.044           1.075               6,051,109
                                                               2003        1.012           1.044               1,810,590

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2004        1.242           1.313                      --
                                                               2003        0.958           1.242                      --

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.255           1.433                 171,189
                                                               2003        0.994           1.255                  65,606

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.436           1.780                 418,701
                                                               2003        0.977           1.436                 213,538

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2004        1.311           1.395               1,214,031
                                                               2003        0.960           1.311                 481,537

   Investors Fund - Class I (1/01)                             2004        1.246           1.351                 540,357
                                                               2003        0.959           1.246                 165,806

   Small Cap Growth Fund - Class I (3/00)                      2004        1.418           1.604                 277,758
                                                               2003        0.970           1.418                  89,952

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        1.168           1.186                 418,237
                                                               2003        0.963           1.168                 148,659

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2004        1.266           1.279                  40,772
                                                               2003        0.960           1.266                   7,783

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2004        1.251           1.311               8,485,037
                                                               2003        0.969           1.251                 737,993
                                                               2002        1.000           0.969                      --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2004        1.173           1.210               9,675,598
                                                               2003        0.980           1.173                 844,272
                                                               2002        1.000           0.980                      --

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2004        1.244           1.347               2,566,168
                                                               2003        0.963           1.244                  44,526
                                                               2002        1.000           0.963                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2004        1.218           1.277               1,615,751
                                                               2003        0.962           1.218                 187,143
                                                               2002        1.000           0.962                      --

The Travelers Series Trust
   Equity Income Portfolio (10/00)                             2004        1.235           1.333               1,796,282
                                                               2003        0.958           1.235                 304,490

   Large Cap Portfolio (6/00)                                  2004        1.184           1.238                 302,101
                                                               2003        0.967           1.184                 153,454

   Lazard International Stock Portfolio (3/02)                 2004        1.265           1.438                 334,945
                                                               2003        1.001           1.265                  19,795

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Merrill Lynch Large Cap Core Portfolio (6/00)               2004        1.158           1.318                 105,100
                                                               2003        0.973           1.158                  32,716

   MFS Emerging Growth Portfolio (2/00)                        2004        1.232           1.364                 384,779
                                                               2003        0.971           1.232                 121,953

   MFS Value Portfolio (5/04)                                  2004        1.000           1.119                 172,176

   Pioneer Fund Portfolio (5/03)                               2004        1.214           1.325                 299,231
                                                               2003        1.000           1.214                  27,826

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        1.228           1.285                 239,422
                                                               2003        0.967           1.228                  78,200

   MFS Total Return Portfolio (7/00)                           2004        1.128           1.235               4,150,019
                                                               2003        0.986           1.128               1,058,596

   Pioneer Strategic Income Portfolio (5/04)                   2004        1.000           1.093                 407,548

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.998           0.992                 777,353
                                                               2003        1.000           0.998                  16,215

   Smith Barney Aggressive Growth Portfolio (3/00)             2004        1.256           1.357               6,540,376
                                                               2003        0.951           1.256               1,914,647

   Smith Barney High Income Portfolio (8/00)                   2004        1.262           1.369               2,553,497
                                                               2003        1.007           1.262                 630,255

   Smith Barney International All Cap Growth
   Portfolio (3/00)                                            2004        1.234           1.429                      --
                                                               2003        0.986           1.234                      --

   Smith Barney Large Cap Value Portfolio (6/00)               2004        1.215           1.320                      --
                                                               2003        0.969           1.215                      --

   Smith Barney Large Capitalization Growth Portfolio (2/00)   2004        1.371           1.352               1,460,997
                                                               2003        0.946           1.371                 455,784

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Smith Barney Mid Cap Core Portfolio (4/00)                  2004        1.245           1.350               1,815,921
                                                               2003        0.977           1.245                 752,823

   Smith Barney Money Market Portfolio (2/00)                  2004        0.988           0.979               1,789,598
                                                               2003        1.000           0.988                 487,386

   Strategic Equity Portfolio (6/00)                           2004        1.262           1.366                  73,019
                                                               2003        0.970           1.262                  35,436

   Travelers Managed Income Portfolio (7/00)                   2004        1.080           1.091               1,728,934
                                                               2003        1.014           1.080                 297,782

   Van Kampen Enterprise Portfolio (4/00)                      2004        1.192           1.216                  41,436
                                                               2003        0.966           1.192                  13,649

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (2/00)           2004        1.200           1.262                 113,944
                                                               2003        0.960           1.200                  64,821

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        1.359           1.543                 729,454
                                                               2003        0.975           1.359                 245,640

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (5/00)              2004        1.250           1.416               1,671,006
                                                               2003        0.992           1.250                 320,164

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (7/02)                  2004        1.339           1.640               1,219,522
                                                               2003        0.986           1.339                 219,923

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.90%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Premier Equity Fund - Series I (5/01)              2004        1.182           1.227                      --
                                                               2003        0.963           1.182                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2004        1.245           1.359                 142,683
                                                               2003        0.960           1.245                  17,683

   AllianceBernstein Premier Growth Portfolio -
   Class B (2/00)                                              2004        1.147           1.220                 177,996
                                                               2003        0.948           1.147                   2,282

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2004        1.307           1.455                 921,393
                                                               2003        0.984           1.307                  21,601

   Growth Fund - Class 2 Shares (2/00)                         2004        1.289           1.423               3,889,901
                                                               2003        0.961           1.289                 197,129

   Growth-Income Fund - Class 2 Shares (2/00)                  2004        1.262           1.367               4,565,999
                                                               2003        0.971           1.262                 218,397

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (2/00)             2004        1.305           1.427                 339,336
                                                               2003        0.969           1.305                  21,966

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.221           1.349                 435,422
                                                               2003        0.994           1.221                  81,165

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.443           1.766                 411,039
                                                               2003        1.000           1.443                   6,116

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2004        1.283           1.492                 926,948
                                                               2003        0.989           1.283                  82,373

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2004        1.266           1.441                  96,370
                                                               2003        0.977           1.266                      --
                                                               2002        1.000           0.977                      --

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)                               2004        1.194           1.274               1,164,526
                                                               2003        0.977           1.194                 123,883

   Diversified Strategic Income Portfolio (7/00)               2004        1.108           1.160               1,054,803
                                                               2003        1.010           1.108                  52,594

   Equity Index Portfolio - Class II Shares (6/00)             2004        1.212           1.311                 445,730
                                                               2003        0.967           1.212                  55,919

   Fundamental Value Portfolio (6/00)                          2004        1.314           1.395               3,058,014
                                                               2003        0.966           1.314                 334,222

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        1.300           1.536                 160,198
                                                               2003        0.983           1.300                   4,552

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.331           1.501                 609,594
                                                               2003        1.000           1.331                  15,544

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.240           1.371                 265,274
                                                               2003        1.000           1.240                  51,007

   Mid-Cap Value Portfolio (5/03)                              2004        1.255           1.528                 332,971
                                                               2003        1.000           1.255                  75,311

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.074           1.203                  18,674
                                                               2003        1.000           1.074                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.067           1.201                 111,046
                                                               2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.044           1.116               1,088,852
                                                               2003        1.000           1.044                  52,544

   Total Return Portfolio - Administrative Class (5/01)        2004        1.043           1.073               3,675,069
                                                               2003        1.012           1.043                 267,269

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2004        1.241           1.310                      --
                                                               2003        0.958           1.241                      --

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.254           1.430                  23,260
                                                               2003        0.994           1.254                  11,369

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.434           1.776                 137,545
                                                               2003        0.977           1.434                  17,932

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2004        1.310           1.392                 586,661
                                                               2003        0.960           1.310                  78,881

   Investors Fund - Class I (1/01)                             2004        1.245           1.348                 297,333
                                                               2003        0.959           1.245                  24,131

   Small Cap Growth Fund - Class I (3/00)                      2004        1.417           1.600                 216,754
                                                               2003        0.970           1.417                  60,634

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        1.167           1.184                 285,896
                                                               2003        0.963           1.167                  32,197

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2004        1.265           1.277                  10,160
                                                               2003        0.960           1.265                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2004        1.250           1.308               5,935,322
                                                               2003        0.969           1.250                 958,749
                                                               2002        1.000           0.969                      --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2004        1.172           1.207               5,487,238
                                                               2003        0.979           1.172                 616,544
                                                               2002        1.000           0.979                      --

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2004        1.243           1.344               1,373,084
                                                               2003        0.963           1.243                  33,002
                                                               2002        1.000           0.963                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2004        1.217           1.275               1,092,955
                                                               2003        0.962           1.217                 162,388
                                                               2002        1.000           0.962                      --

The Travelers Series Trust
   Equity Income Portfolio (10/00)                             2004        1.234           1.330                 701,393
                                                               2003        0.958           1.234                  60,336

   Large Cap Portfolio (6/00)                                  2004        1.182           1.236                 193,842
                                                               2003        0.967           1.182                      --

   Lazard International Stock Portfolio (3/02)                 2004        1.263           1.435                 195,264
                                                               2003        1.001           1.263                  49,152

   Merrill Lynch Large Cap Core Portfolio (6/00)               2004        1.157           1.316                   7,738
                                                               2003        0.973           1.157                     396

   MFS Emerging Growth Portfolio (2/00)                        2004        1.231           1.361                 137,234
                                                               2003        0.971           1.231                  70,268

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   MFS Value Portfolio (5/04)                                  2004        1.000           1.118                  79,566

   Pioneer Fund Portfolio (5/03)                               2004        1.213           1.322                 201,931
                                                               2003        1.000           1.213                  72,653

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        1.227           1.282                 205,108
                                                               2003        0.967           1.227                  24,489

   MFS Total Return Portfolio (7/00)                           2004        1.127           1.233               2,625,579
                                                               2003        0.986           1.127                 154,112

   Pioneer Strategic Income Portfolio (5/04)                   2004        1.000           1.092                 320,293

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.998           0.990                 202,208
                                                               2003        1.000           0.998                  44,772

   Smith Barney Aggressive Growth Portfolio (3/00)             2004        1.255           1.354               3,329,614
                                                               2003        0.951           1.255                 456,033

   Smith Barney High Income Portfolio (8/00)                   2004        1.260           1.366               1,428,316
                                                               2003        1.007           1.260                 139,546

   Smith Barney International All Cap Growth
   Portfolio (3/00)                                            2004        1.233           1.426                      --
                                                               2003        0.986           1.233                      --

   Smith Barney Large Cap Value Portfolio (6/00)               2004        1.213           1.317                      --
                                                               2003        0.969           1.213                      --

   Smith Barney Large Capitalization Growth Portfolio (2/00)   2004        1.370           1.349                 877,426
                                                               2003        0.946           1.370                 124,291

   Smith Barney Mid Cap Core Portfolio (4/00)                  2004        1.244           1.347                 725,410
                                                               2003        0.977           1.244                 189,632

   Smith Barney Money Market Portfolio (2/00)                  2004        0.987           0.977               1,014,806
                                                               2003        1.000           0.987                 184,101

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Strategic Equity Portfolio (6/00)                           2004        1.261           1.364                  73,485
                                                               2003        0.969           1.261                      --

   Travelers Managed Income Portfolio (7/00)                   2004        1.079           1.089               1,119,058
                                                               2003        1.014           1.079                  45,940

   Van Kampen Enterprise Portfolio (4/00)                      2004        1.191           1.214                  95,663
                                                               2003        0.966           1.191                  50,348

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (2/00)           2004        1.199           1.259                  37,311
                                                               2003        0.960           1.199                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        1.358           1.540                 236,806
                                                               2003        0.975           1.358                   5,372

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (5/00)              2004        1.249           1.413               1,184,830
                                                               2003        0.992           1.249                  36,767

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (7/02)                  2004        1.338           1.636               1,093,125
                                                               2003        0.986           1.338                  38,544

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.95%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Premier Equity Fund - Series I (5/01)              2004        1.181           1.225                      --
                                                               2003        0.963           1.181                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2004        1.245           1.358                      --
                                                               2003        0.960           1.245                      --

   AllianceBernstein Premier Growth Portfolio -
   Class B (2/00)                                              2004        1.147           1.218                      --
                                                               2003        0.948           1.147                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2004        1.306           1.454                      --
                                                               2003        0.984           1.306                      --

   Growth Fund - Class 2 Shares (2/00)                         2004        1.289           1.422                      --
                                                               2003        0.961           1.289                      --

   Growth-Income Fund - Class 2 Shares (2/00)                  2004        1.261           1.365                      --
                                                               2003        0.971           1.261                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (2/00)             2004        1.304           1.425                      --
                                                               2003        0.969           1.304                      --

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.220           1.348                      --
                                                               2003        0.994           1.220                      --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.443           1.764                      --
                                                               2003        1.000           1.443                      --

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2004        1.282           1.490                      --
                                                               2003        0.989           1.282                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2004        1.265           1.440                      --
                                                               2003        0.976           1.265                      --
                                                               2002        1.000           0.976                      --

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)                               2004        1.193           1.273                      --
                                                               2003        0.977           1.193                      --

   Diversified Strategic Income Portfolio (7/00)               2004        1.107           1.159                      --
                                                               2003        1.010           1.107                      --

   Equity Index Portfolio - Class II Shares (6/00)             2004        1.211           1.310                      --
                                                               2003        0.967           1.211                      --

   Fundamental Value Portfolio (6/00)                          2004        1.313           1.394                      --
                                                               2003        0.966           1.313                      --

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        1.299           1.535                      --
                                                               2003        0.983           1.299                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.331           1.500                      --
                                                               2003        1.000           1.331                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.240           1.370                      --
                                                               2003        1.000           1.240                      --

   Mid-Cap Value Portfolio (5/03)                              2004        1.255           1.527                      --
                                                               2003        1.000           1.255                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.074           1.203                      --
                                                               2003        1.000           1.074                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.067           1.201                      --
                                                               2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.044           1.115                      --
                                                               2003        1.000           1.044                      --

   Total Return Portfolio - Administrative Class (5/01)        2004        1.042           1.072                      --
                                                               2003        1.012           1.042                      --

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2004        1.240           1.309                      --
                                                               2003        0.958           1.240                      --

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.253           1.428                      --
                                                               2003        0.994           1.253                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.433           1.774                      --
                                                               2003        0.977           1.433                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2004        1.309           1.390                      --
                                                               2003        0.960           1.309                      --

   Investors Fund - Class I (1/01)                             2004        1.244           1.347                      --
                                                               2003        0.959           1.244                      --

   Small Cap Growth Fund - Class I (3/00)                      2004        1.416           1.599                      --
                                                               2003        0.970           1.416                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        1.166           1.182                      --
                                                               2003        0.963           1.166                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2004        1.264           1.275                      --
                                                               2003        0.960           1.264                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2004        1.249           1.307                 134,665
                                                               2003        0.969           1.249                      --
                                                               2002        1.000           0.969                      --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2004        1.171           1.206                      --
                                                               2003        0.979           1.171                      --
                                                               2002        1.000           0.979                      --

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2004        1.242           1.343                      --
                                                               2003        0.963           1.242                      --
                                                               2002        1.000           0.963                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2004        1.216           1.274                      --
                                                               2003        0.962           1.216                      --
                                                               2002        1.000           0.962                      --

The Travelers Series Trust
   Equity Income Portfolio (10/00)                             2004        1.233           1.329                      --
                                                               2003        0.958           1.233                      --

   Large Cap Portfolio (6/00)                                  2004        1.182           1.235                      --
                                                               2003        0.967           1.182                      --

   Lazard International Stock Portfolio (3/02)                 2004        1.263           1.433                      --
                                                               2003        1.001           1.263                      --

   Merrill Lynch Large Cap Core Portfolio (6/00)               2004        1.156           1.314                      --
                                                               2003        0.973           1.156                      --

   MFS Emerging Growth Portfolio (2/00)                        2004        1.230           1.360                      --
                                                               2003        0.971           1.230                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   MFS Value Portfolio (5/04)                                  2004        1.000           1.118                      --

   Pioneer Fund Portfolio (5/03)                               2004        1.212           1.321                      --
                                                               2003        1.000           1.212                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        1.226           1.281                      --
                                                               2003        0.967           1.226                      --

   MFS Total Return Portfolio (7/00)                           2004        1.127           1.231                      --
                                                               2003        0.986           1.127                      --

   Pioneer Strategic Income Portfolio (5/04)                   2004        1.000           1.092                      --

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.998           0.990                      --
                                                               2003        1.000           0.998                      --

   Smith Barney Aggressive Growth Portfolio (3/00)             2004        1.254           1.353                      --
                                                               2003        0.951           1.254                      --

   Smith Barney High Income Portfolio (8/00)                   2004        1.260           1.365                      --
                                                               2003        1.007           1.260                      --

   Smith Barney International All Cap Growth
   Portfolio (3/00)                                            2004        1.232           1.424                      --
                                                               2003        0.986           1.232                      --

   Smith Barney Large Cap Value Portfolio (6/00)               2004        1.213           1.316                      --
                                                               2003        0.969           1.213                      --

   Smith Barney Large Capitalization Growth Portfolio (2/00)   2004        1.369           1.348                      --
                                                               2003        0.946           1.369                      --

   Smith Barney Mid Cap Core Portfolio (4/00)                  2004        1.243           1.346                      --
                                                               2003        0.977           1.243                      --

   Smith Barney Money Market Portfolio (2/00)                  2004        0.987           0.976                      --
                                                               2003        1.000           0.987                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Strategic Equity Portfolio (6/00)                           2004        1.260           1.362                      --
                                                               2003        0.969           1.260                      --

   Travelers Managed Income Portfolio (7/00)                   2004        1.078           1.088                      --
                                                               2003        1.014           1.078                      --

   Van Kampen Enterprise Portfolio (4/00)                      2004        1.190           1.212                      --
                                                               2003        0.966           1.190                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (2/00)           2004        1.198           1.258                      --
                                                               2003        0.959           1.198                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        1.357           1.538                      --
                                                               2003        0.974           1.357                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (5/00)              2004        1.248           1.412                      --
                                                               2003        0.992           1.248                      --

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (7/02)                  2004        1.337           1.635                      --
                                                               2003        0.986           1.337                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.00%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Premier Equity Fund - Series I (5/01)              2004        1.181           1.224                      --
                                                               2003        0.963           1.181                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2004        1.244           1.356                   7,914
                                                               2003        0.960           1.244                      --

   AllianceBernstein Premier Growth Portfolio -
   Class B (2/00)                                              2004        1.146           1.217                      --
                                                               2003        0.948           1.146                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2004        1.305           1.452                  16,089
                                                               2003        0.984           1.305                      --

   Growth Fund - Class 2 Shares (2/00)                         2004        1.288           1.420                  59,168
                                                               2003        0.961           1.288                   2,719

   Growth-Income Fund - Class 2 Shares (2/00)                  2004        1.261           1.364                  71,798
                                                               2003        0.971           1.261                  16,467

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (2/00)             2004        1.303           1.424                      --
                                                               2003        0.969           1.303                      --

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.220           1.347                  10,810
                                                               2003        0.994           1.220                      --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.442           1.763                   1,778
                                                               2003        1.000           1.442                      --

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2004        1.281           1.489                  29,054
                                                               2003        0.989           1.281                  24,859

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2004        1.265           1.438                   1,328
                                                               2003        0.976           1.265                      --
                                                               2002        1.000           0.976                      --

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)                               2004        1.193           1.272                  21,342
                                                               2003        0.977           1.193                      --

   Diversified Strategic Income Portfolio (7/00)               2004        1.106           1.158                   2,319
                                                               2003        1.010           1.106                      --

   Equity Index Portfolio - Class II Shares (6/00)             2004        1.211           1.308                   3,152
                                                               2003        0.967           1.211                      --

   Fundamental Value Portfolio (6/00)                          2004        1.312           1.392                  15,869
                                                               2003        0.966           1.312                     832

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        1.298           1.533                      --
                                                               2003        0.983           1.298                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.330           1.498                   2,221
                                                               2003        1.000           1.330                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.239           1.369                      --
                                                               2003        1.000           1.239                      --

   Mid-Cap Value Portfolio (5/03)                              2004        1.255           1.525                   6,621
                                                               2003        1.000           1.255                     574

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.074           1.202                      --
                                                               2003        1.000           1.074                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.067           1.200                   9,982
                                                               2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.044           1.114                  61,268
                                                               2003        1.000           1.044                  29,542

   Total Return Portfolio - Administrative Class (5/01)        2004        1.042           1.071                  31,435
                                                               2003        1.012           1.042                  14,239

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2004        1.240           1.307                      --
                                                               2003        0.958           1.240                      --

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.253           1.427                      --
                                                               2003        0.994           1.253                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.433           1.773                      --
                                                               2003        0.977           1.433                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2004        1.308           1.389                      --
                                                               2003        0.960           1.308                      --

   Investors Fund - Class I (1/01)                             2004        1.243           1.345                      --
                                                               2003        0.958           1.243                      --

   Small Cap Growth Fund - Class I (3/00)                      2004        1.415           1.597                   1,205
                                                               2003        0.970           1.415                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        1.166           1.181                      --
                                                               2003        0.963           1.166                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2004        1.263           1.274                      --
                                                               2003        0.960           1.263                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2004        1.249           1.305                 167,138
                                                               2003        0.969           1.249                 152,451
                                                               2002        1.000           0.969                      --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2004        1.171           1.205                 146,527
                                                               2003        0.979           1.171                  72,172
                                                               2002        1.000           0.979                      --

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2004        1.241           1.341                 202,906
                                                               2003        0.963           1.241                      --
                                                               2002        1.000           0.963                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2004        1.216           1.272                      --
                                                               2003        0.962           1.216                      --
                                                               2002        1.000           0.962                      --

The Travelers Series Trust
   Equity Income Portfolio (10/00)                             2004        1.232           1.327                      --
                                                               2003        0.958           1.232                      --

   Large Cap Portfolio (6/00)                                  2004        1.181           1.233                   3,521
                                                               2003        0.967           1.181                     616

   Lazard International Stock Portfolio (3/02)                 2004        1.262           1.432                      --
                                                               2003        1.001           1.262                      --

   Merrill Lynch Large Cap Core Portfolio (6/00)               2004        1.156           1.313                      --
                                                               2003        0.973           1.156                      --

   MFS Emerging Growth Portfolio (2/00)                        2004        1.229           1.358                   1,415
                                                               2003        0.971           1.229                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   MFS Value Portfolio (5/04)                                  2004        1.000           1.118                      --

   Pioneer Fund Portfolio (5/03)                               2004        1.212           1.320                      --
                                                               2003        1.000           1.212                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        1.226           1.279                      --
                                                               2003        0.967           1.226                      --

   MFS Total Return Portfolio (7/00)                           2004        1.126           1.230                   3,680
                                                               2003        0.986           1.126                     635

   Pioneer Strategic Income Portfolio (5/04)                   2004        1.000           1.091                  34,210

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.998           0.989                   2,514
                                                               2003        1.000           0.998                      --

   Smith Barney Aggressive Growth Portfolio (3/00)             2004        1.254           1.351                   2,707
                                                               2003        0.951           1.254                      --

   Smith Barney High Income Portfolio (8/00)                   2004        1.259           1.363                  40,792
                                                               2003        1.007           1.259                      --

   Smith Barney International All Cap Growth
   Portfolio (3/00)                                            2004        1.231           1.423                      --
                                                               2003        0.986           1.231                      --

   Smith Barney Large Cap Value Portfolio (6/00)               2004        1.212           1.314                      --
                                                               2003        0.969           1.212                      --

   Smith Barney Large Capitalization Growth Portfolio (2/00)   2004        1.369           1.346                   9,394
                                                               2003        0.946           1.369                      --

   Smith Barney Mid Cap Core Portfolio (4/00)                  2004        1.242           1.345                  14,742
                                                               2003        0.977           1.242                      --

   Smith Barney Money Market Portfolio (2/00)                  2004        0.986           0.975                  27,896
                                                               2003        1.000           0.986                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Strategic Equity Portfolio (6/00)                           2004        1.260           1.361                      --
                                                               2003        0.969           1.260                      --

   Travelers Managed Income Portfolio (7/00)                   2004        1.078           1.087                  22,533
                                                               2003        1.014           1.078                   1,913

   Van Kampen Enterprise Portfolio (4/00)                      2004        1.190           1.211                      --
                                                               2003        0.966           1.190                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (2/00)           2004        1.198           1.257                      --
                                                               2003        0.959           1.198                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        1.356           1.537                      --
                                                               2003        0.974           1.356                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (5/00)              2004        1.247           1.410                   2,113
                                                               2003        0.991           1.247                      --

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (7/02)                  2004        1.336           1.633                   8,965
                                                               2003        0.986           1.336                     536

                                      NOTES

Effective "07/26/2004" Merrill Lynch Variable Series Funds, Inc.: Merrill Lynch Small Cap Value V.I. Fund - Class III changed its name to Merrill Lynch Series Fund, Inc.: Merrill Lynch Value Opportunities V.I. Fund - Class III

Effective "11/01/2004" Smith Barney Investment Series: Smith Barney Large Cap Core Portfolio changed its name to Smith Barney Investment Series: Smith Barney Dividend Strategy Portfolio

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2004.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulate unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

AIM Variable Insurance Funds, Inc. : AIM Premier Equity Fund - Series I is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT Discovery Growth Fund - Class IB Share is no longer available to new contract owners

Putnam Variable Trust: Putnam VT International Equity Fund - Class IB Shares is no longer available to new contract holders.

Travelers Series Fund Inc.: Smith Barney International All Cap Growth Portfolio is no longer available to new contract owners

Travelers Series Fund Inc.: Smith Barney Large Cap Value Portfolio is no longer available to new contract owners

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 1.50%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2004        1.025           1.124                  25,030
                                                               2003        0.787           1.025                   3,941

   AllianceBernstein Premier Growth Portfolio -
   Class B (2/00)                                              2004        0.734           0.783                  12,938
                                                               2003        0.604           0.734                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2004        1.002           1.120                 354,206
                                                               2003        0.752           1.002                  48,343

   Growth Fund - Class 2 Shares (2/00)                         2004        0.875           0.970               1,107,265
                                                               2003        0.649           0.875                 109,171

   Growth-Income Fund - Class 2 Shares (2/00)                  2004        1.005           1.093               1,074,777
                                                               2003        0.771           1.005                  64,249

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (2/00)             2004        0.884           0.971                 108,496
                                                               2003        0.654           0.884                      --

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.041           1.155                 152,523
                                                               2003        0.844           1.041                  40,328

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.447           1.778                  34,186
                                                               2003        1.000           1.447                     664

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2004        0.935           1.092                 206,196
                                                               2003        0.718           0.935                   1,815

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2004        1.030           1.177                  83,145
                                                               2003        0.791           1.030                      --
                                                               2002        1.000           0.791                      --

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)                               2004        0.936           1.003                 360,370
                                                               2003        0.763           0.936                  21,107

   Diversified Strategic Income Portfolio (7/00)               2004        1.133           1.191                 153,517
                                                               2003        1.029           1.133                   1,196

   Equity Index Portfolio - Class II Shares (6/00)             2004        0.878           0.954                  56,171
                                                               2003        0.698           0.878                      --

   Fundamental Value Portfolio (6/00)                          2004        0.970           1.034                 815,357
                                                               2003        0.710           0.970                  30,172

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        0.739           0.877                   6,396
                                                               2003        0.556           0.739                   2,441

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.335           1.511                  42,908
                                                               2003        1.000           1.335                   2,150

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.244           1.380                 142,571
                                                               2003        1.000           1.244                      --

   Mid-Cap Value Portfolio (5/03)                              2004        1.259           1.538                  37,271
                                                               2003        1.000           1.259                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.074           1.209                      --
                                                               2003        1.000           1.074                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.068           1.207                  55,627
                                                               2003        1.000           1.068                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.047           1.124                 309,675
                                                               2003        1.000           1.047                  19,465

   Total Return Portfolio - Administrative Class (5/01)        2004        1.159           1.197                 664,766
                                                               2003        1.120           1.159                  57,268

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        0.922           1.055                      --
                                                               2003        0.728           0.922                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.223           1.520                  14,805
                                                               2003        0.829           1.223                   4,897

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2004        0.952           1.015                  98,802
                                                               2003        0.695           0.952                      --

   Investors Fund - Class I (1/01)                             2004        0.920           1.000                  71,911
                                                               2003        0.705           0.920                  14,535

   Small Cap Growth Fund - Class I (3/00)                      2004        0.881           0.999                  10,016
                                                               2003        0.601           0.881                   2,108

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        0.798           0.812                  36,497
                                                               2003        0.656           0.798                   3,387

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2004        0.869           0.881                   2,029
                                                               2003        0.657           0.869                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2004        1.374           1.443                 623,494
                                                               2003        1.061           1.374                  14,867
                                                               2002        1.000           1.061                      --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2004        1.247           1.290                 915,145
                                                               2003        1.038           1.247                 102,087
                                                               2002        1.000           1.038                      --

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2004        1.392           1.512                 428,665
                                                               2003        1.074           1.392                      --
                                                               2002        1.000           1.074                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2004        1.359           1.429                  13,357
                                                               2003        1.069           1.359                     749
                                                               2002        1.000           1.069                      --

The Travelers Series Trust
   Equity Income Portfolio (10/00)                             2004        1.027           1.112                 106,627
                                                               2003        0.795           1.027                   1,236

   Large Cap Portfolio (6/00)                                  2004        0.823           0.864                      --
                                                               2003        0.670           0.823                      --

   Lazard International Stock Portfolio (3/02)                 2004        1.071           1.221                  36,442
                                                               2003        0.845           1.071                      --

   Merrill Lynch Large Cap Core Portfolio (6/00)               2004        0.761           0.869                  14,141
                                                               2003        0.637           0.761                     132

   MFS Emerging Growth Portfolio (2/00)                        2004        0.689           0.766                  30,876
                                                               2003        0.542           0.689                      --

   MFS Value Portfolio (5/04)                                  2004        1.000           1.121                  16,893

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Pioneer Fund Portfolio (5/03)                               2004        1.216           1.331                  10,551
                                                               2003        1.000           1.216                      64

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        0.844           0.885                   2,495
                                                               2003        0.662           0.844                      --

   MFS Total Return Portfolio (7/00)                           2004        1.044           1.147               1,076,243
                                                               2003        0.910           1.044                 134,780

   Pioneer Strategic Income Portfolio (5/04)                   2004        1.000           1.095                  33,364

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.999           0.996                  44,674
                                                               2003        1.000           0.999                      --

   Smith Barney Aggressive Growth Portfolio (3/00)             2004        0.803           0.870               1,064,925
                                                               2003        0.606           0.803                  68,808

   Smith Barney High Income Portfolio (8/00)                   2004        1.116           1.215                 198,065
                                                               2003        0.889           1.116                  24,446

   Smith Barney Large Capitalization Growth Portfolio (2/00)   2004        0.995           0.984                 100,138
                                                               2003        0.684           0.995                  16,090

   Smith Barney Mid Cap Core Portfolio (4/00)                  2004        0.946           1.029                 206,573
                                                               2003        0.740           0.946                  46,991

   Smith Barney Money Market Portfolio (2/00)                  2004        0.996           0.990                 143,313
                                                               2003        1.004           0.996                   4,691

   Strategic Equity Portfolio (6/00)                           2004        0.727           0.789                      --
                                                               2003        0.556           0.727                      --

   Travelers Managed Income Portfolio (7/00)                   2004        1.084           1.098                 101,718
                                                               2003        1.015           1.084                   1,150

   Van Kampen Enterprise Portfolio (4/00)                      2004        0.795           0.814                      --
                                                               2003        0.643           0.795                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (2/00)           2004        0.706           0.745                  43,996
                                                               2003        0.563           0.706                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        0.959           1.093                  34,142
                                                               2003        0.686           0.959                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (5/00)              2004        1.064           1.209                  62,969
                                                               2003        0.842           1.064                      --

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (3/02)                  2004        1.166           1.432                 270,065
                                                               2003        0.856           1.166                   6,840

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.55%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2004        1.025           1.122                      --
                                                               2003        0.787           1.025                      --

   AllianceBernstein Premier Growth Portfolio -
   Class B (2/00)                                              2004        0.621           0.663                  21,358
                                                               2003        0.511           0.621                  28,250

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2004        0.914           1.022                  37,544
                                                               2003        0.686           0.914                  31,673

   Growth Fund - Class 2 Shares (2/00)                         2004        0.969           1.073                  31,773
                                                               2003        0.719           0.969                  27,545

   Growth-Income Fund - Class 2 Shares (2/00)                  2004        1.169           1.270                  52,842
                                                               2003        0.896           1.169                  55,704

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (2/00)             2004        0.790           0.868                   6,633
                                                               2003        0.585           0.790                      --

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.040           1.153                  63,631
                                                               2003        0.844           1.040                  65,759

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.446           1.776                   2,082
                                                               2003        1.000           1.446                   2,084

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2004        0.925           1.079                   7,538
                                                               2003        0.710           0.925                   8,660

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2004        1.029           1.176                      --
                                                               2003        0.791           1.029                      --
                                                               2002        1.000           0.791                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Greenwich Street Series Fund
   Appreciation Portfolio (6/00)                               2004        0.964           1.032                  17,692
                                                               2003        0.786           0.964                      --

   Diversified Strategic Income Portfolio (7/00)               2004        1.166           1.226                      --
                                                               2003        1.060           1.166                      --

   Equity Index Portfolio - Class II Shares (6/00)             2004        0.790           0.857                   3,911
                                                               2003        0.628           0.790                   3,916

   Fundamental Value Portfolio (6/00)                          2004        1.214           1.293                  66,822
                                                               2003        0.889           1.214                  61,484

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        0.376           0.446                   4,174
                                                               2003        0.283           0.376                   4,179

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.334           1.510                      --
                                                               2003        1.000           1.334                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.243           1.379                      --
                                                               2003        1.000           1.243                      --

   Mid-Cap Value Portfolio (5/03)                              2004        1.258           1.537                      --
                                                               2003        1.000           1.258                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.074           1.208                      --
                                                               2003        1.000           1.074                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.067           1.206                   7,889
                                                               2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.047           1.123                      --
                                                               2003        1.000           1.047                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Total Return Portfolio - Administrative Class (5/01)        2004        1.168           1.207                   8,983
                                                               2003        1.130           1.168                   8,992

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        0.879           1.005                      --
                                                               2003        0.694           0.879                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.289           1.602                      --
                                                               2003        0.875           1.289                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2004        1.218           1.299                      --
                                                               2003        0.890           1.218                      --

   Investors Fund - Class I (1/01)                             2004        1.088           1.182                      --
                                                               2003        0.835           1.088                      --

   Small Cap Growth Fund - Class I (3/00)                      2004        1.129           1.280                      --
                                                               2003        0.770           1.129                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        0.791           0.805                      --
                                                               2003        0.650           0.791                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2004        0.852           0.863                      --
                                                               2003        0.644           0.852                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2004        1.373           1.442                  17,683
                                                               2003        1.061           1.373                      --
                                                               2002        1.000           1.061                      --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2004        1.246           1.289                      --
                                                               2003        1.038           1.246                      --
                                                               2002        1.000           1.038                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2004        1.391           1.510                      --
                                                               2003        1.074           1.391                      --
                                                               2002        1.000           1.074                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2004        1.358           1.427                      --
                                                               2003        1.069           1.358                      --
                                                               2002        1.000           1.069                      --

The Travelers Series Trust
   Equity Income Portfolio (10/00)                             2004        1.095           1.185                      --
                                                               2003        0.848           1.095                   1,373

   Large Cap Portfolio (6/00)                                  2004        0.681           0.715                   5,924
                                                               2003        0.555           0.681                  13,468

   Lazard International Stock Portfolio (3/02)                 2004        1.070           1.219                      --
                                                               2003        0.845           1.070                      --

   Merrill Lynch Large Cap Core Portfolio (6/00)               2004        0.662           0.755                      --
                                                               2003        0.555           0.662                      --

   MFS Emerging Growth Portfolio (2/00)                        2004        0.583           0.647                   8,071
                                                               2003        0.458           0.583                  12,511

   MFS Value Portfolio (5/04)                                  2004        1.000           1.121                      --

   Pioneer Fund Portfolio (5/03)                               2004        1.216           1.330                   4,469
                                                               2003        1.000           1.216                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        0.824           0.864                      --
                                                               2003        0.647           0.824                      --

   MFS Total Return Portfolio (7/00)                           2004        1.209           1.326                   7,853
                                                               2003        1.053           1.209                      --

   Pioneer Strategic Income Portfolio (5/04)                   2004        1.000           1.094                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.999           0.995                      --
                                                               2003        1.000           0.999                      --

   Smith Barney Aggressive Growth Portfolio (3/00)             2004        1.143           1.238                  51,222
                                                               2003        0.863           1.143                  34,451

   Smith Barney High Income Portfolio (8/00)                   2004        1.043           1.134                   5,214
                                                               2003        0.830           1.043                      --

   Smith Barney Large Capitalization Growth Portfolio (2/00)   2004        0.925           0.914                      --
                                                               2003        0.637           0.925                      --

   Smith Barney Mid Cap Core Portfolio (4/00)                  2004        1.226           1.333                   8,689
                                                               2003        0.960           1.226                   9,354

   Smith Barney Money Market Portfolio (2/00)                  2004        1.059           1.052                   5,375
                                                               2003        1.069           1.059                     490

   Strategic Equity Portfolio (6/00)                           2004        0.663           0.720                  22,836
                                                               2003        0.508           0.663                  24,675

   Travelers Managed Income Portfolio (7/00)                   2004        1.192           1.207                      --
                                                               2003        1.116           1.192                      --

   Van Kampen Enterprise Portfolio (4/00)                      2004        0.641           0.656                  16,759
                                                               2003        0.519           0.641                  16,759

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (2/00)           2004        0.668           0.704                   2,675
                                                               2003        0.533           0.668                   6,938

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        0.966           1.100                      --
                                                               2003        0.691           0.966                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (5/00)              2004        1.017           1.154                  10,052
                                                               2003        0.804           1.017                  10,056

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (3/02)                  2004        1.165           1.430                   5,974
                                                               2003        0.856           1.165                   5,974

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.65%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2004        1.122           1.227                   4,346
                                                               2003        1.000           1.122                      --

   AllianceBernstein Premier Growth Portfolio -
   Class B (2/00)                                              2004        1.095           1.167                      --
                                                               2003        1.000           1.095                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2004        1.189           1.328                      --
                                                               2003        1.000           1.189                      --

   Growth Fund - Class 2 Shares (2/00)                         2004        1.151           1.274                  29,296
                                                               2003        1.000           1.151                      --

   Growth-Income Fund - Class 2 Shares (2/00)                  2004        1.149           1.247                  30,166
                                                               2003        1.000           1.149                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (2/00)             2004        1.194           1.310                   5,064
                                                               2003        1.000           1.194                      --

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.119           1.240                      --
                                                               2003        1.000           1.119                      --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.265           1.552                      --
                                                               2003        1.000           1.265                      --

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2004        1.177           1.373                   4,847
                                                               2003        1.000           1.177                      --

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2004        1.163           1.327                      --
                                                               2003        1.000           1.163                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Greenwich Street Series Fund
   Appreciation Portfolio (6/00)                               2004        1.121           1.200                  47,733
                                                               2003        1.000           1.121                      --

   Diversified Strategic Income Portfolio (7/00)               2004        1.059           1.112                   3,063
                                                               2003        1.000           1.059                      --

   Equity Index Portfolio - Class II Shares (6/00)             2004        1.132           1.227                      --
                                                               2003        1.000           1.132                      --

   Fundamental Value Portfolio (6/00)                          2004        1.171           1.246                  24,946
                                                               2003        1.000           1.171                      --

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        1.144           1.355                      --
                                                               2003        1.000           1.144                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.175           1.328                      --
                                                               2003        1.000           1.175                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.142           1.266                      --
                                                               2003        1.000           1.142                      --

   Mid-Cap Value Portfolio (5/03)                              2004        1.158           1.413                      --
                                                               2003        1.000           1.158                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.074           1.207                      --
                                                               2003        1.000           1.074                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.067           1.205                  18,002
                                                               2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.048           1.122                      --
                                                               2003        1.000           1.048                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Total Return Portfolio - Administrative Class (5/01)        2004        1.026           1.059                   3,258
                                                               2003        1.000           1.026                      --

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.182           1.351                      --
                                                               2003        1.000           1.182                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.238           1.537                      --
                                                               2003        1.000           1.238                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2004        1.172           1.248                      --
                                                               2003        1.000           1.172                      --

   Investors Fund - Class I (1/01)                             2004        1.149           1.247                      --
                                                               2003        1.000           1.149                      --

   Small Cap Growth Fund - Class I (3/00)                      2004        1.239           1.402                      --
                                                               2003        1.000           1.239                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        1.103           1.122                      --
                                                               2003        1.000           1.103                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2004        1.153           1.167                      --
                                                               2003        1.000           1.153                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2004        1.131           1.186                  84,029
                                                               2003        1.000           1.131                      --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2004        1.091           1.127                  38,331
                                                               2003        1.000           1.091                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2004        1.142           1.238                      --
                                                               2003        1.000           1.142                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2004        1.124           1.180                      --
                                                               2003        1.000           1.124                      --

The Travelers Series Trust
   Equity Income Portfolio (10/00)                             2004        1.134           1.226                      --
                                                               2003        1.000           1.134                      --

   Large Cap Portfolio (6/00)                                  2004        1.125           1.179                      --
                                                               2003        1.000           1.125                      --

   Lazard International Stock Portfolio (3/02)                 2004        1.160           1.321                      --
                                                               2003        1.000           1.160                      --

   Merrill Lynch Large Cap Core Portfolio (6/00)               2004        1.091           1.244                      --
                                                               2003        1.000           1.091                      --

   MFS Emerging Growth Portfolio (2/00)                        2004        1.107           1.228                      --
                                                               2003        1.000           1.107                      --

   MFS Value Portfolio (5/04)                                  2004        1.000           1.120                      --

   Pioneer Fund Portfolio (5/03)                               2004        1.129           1.234                      --
                                                               2003        1.000           1.129                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        1.138           1.193                      --
                                                               2003        1.000           1.138                      --

   MFS Total Return Portfolio (7/00)                           2004        1.080           1.185                      --
                                                               2003        1.000           1.080                      --

   Pioneer Strategic Income Portfolio (5/04)                   2004        1.000           1.094                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.999           0.994                      --
                                                               2003        1.000           0.999                      --

   Smith Barney Aggressive Growth Portfolio (3/00)             2004        1.138           1.230                  11,227
                                                               2003        1.000           1.138                      --

   Smith Barney High Income Portfolio (8/00)                   2004        1.103           1.198                      --
                                                               2003        1.000           1.103                      --

   Smith Barney Large Capitalization Growth Portfolio (2/00)   2004        1.171           1.156                      --
                                                               2003        1.000           1.171                      --

   Smith Barney Mid Cap Core Portfolio (4/00)                  2004        1.160           1.260                   5,219
                                                               2003        1.000           1.160                      --

   Smith Barney Money Market Portfolio (2/00)                  2004        0.996           0.988                  19,959
                                                               2003        1.000           0.996                      --

   Strategic Equity Portfolio (6/00)                           2004        1.118           1.213                      --
                                                               2003        1.000           1.118                      --

   Travelers Managed Income Portfolio (7/00)                   2004        1.031           1.043                  17,272
                                                               2003        1.000           1.031                      --

   Van Kampen Enterprise Portfolio (4/00)                      2004        1.130           1.155                      --
                                                               2003        1.000           1.130                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (2/00)           2004        1.117           1.176                      --
                                                               2003        1.000           1.117                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        1.237           1.406                      --
                                                               2003        1.000           1.237                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (5/00)              2004        1.143           1.297                   5,023
                                                               2003        1.000           1.143                      --

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (3/02)                  2004        1.200           1.471                      --
                                                               2003        1.000           1.200                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.70%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2004        1.248           1.365                  66,221
                                                               2003        0.960           1.248                  55,990

   AllianceBernstein Premier Growth Portfolio -
   Class B (2/00)                                              2004        1.150           1.224                  29,427
                                                               2003        0.948           1.150                  28,838

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2004        1.309           1.461                 197,563
                                                               2003        0.985           1.309                 144,510

   Growth Fund - Class 2 Shares (2/00)                         2004        1.292           1.429                 841,707
                                                               2003        0.961           1.292                 674,663

   Growth-Income Fund - Class 2 Shares (2/00)                  2004        1.265           1.372               1,302,700
                                                               2003        0.971           1.265               1,117,921

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (2/00)             2004        1.307           1.433                 250,989
                                                               2003        0.969           1.307                 158,368

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.223           1.355                 169,564
                                                               2003        0.994           1.223                 140,562

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.445           1.772                  10,971
                                                               2003        1.000           1.445                     688

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2004        1.285           1.498                 410,113
                                                               2003        0.989           1.285                 327,983

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2004        1.269           1.447                  13,744
                                                               2003        0.977           1.269                      --
                                                               2002        1.000           0.977                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Greenwich Street Series Fund
   Appreciation Portfolio (6/00)                               2004        1.196           1.280                 916,257
                                                               2003        0.977           1.196                 671,165

   Diversified Strategic Income Portfolio (7/00)               2004        1.110           1.165                 463,361
                                                               2003        1.010           1.110                 323,056

   Equity Index Portfolio - Class II Shares (6/00)             2004        1.214           1.316                 429,756
                                                               2003        0.967           1.214                 298,686

   Fundamental Value Portfolio (6/00)                          2004        1.316           1.401                 762,092
                                                               2003        0.966           1.316                 544,691

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        1.302           1.543                  29,032
                                                               2003        0.983           1.302                  27,299

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.333           1.506                      --
                                                               2003        1.000           1.333                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.242           1.376                   2,317
                                                               2003        1.000           1.242                      --

   Mid-Cap Value Portfolio (5/03)                              2004        1.257           1.533                   7,990
                                                               2003        1.000           1.257                  37,875

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.074           1.206                   1,394
                                                               2003        1.000           1.074                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.067           1.204                  32,153
                                                               2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.046           1.120                  64,766
                                                               2003        1.000           1.046                  11,362

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Total Return Portfolio - Administrative Class (5/01)        2004        1.045           1.078               1,513,961
                                                               2003        1.012           1.045               1,146,936

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.257           1.436                  91,495
                                                               2003        0.994           1.257                  63,026

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.437           1.783                 141,908
                                                               2003        0.977           1.437                  92,122

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2004        1.312           1.397                 286,755
                                                               2003        0.960           1.312                 272,909

   Investors Fund - Class I (1/01)                             2004        1.247           1.353                 212,149
                                                               2003        0.959           1.247                 120,729

   Small Cap Growth Fund - Class I (3/00)                      2004        1.420           1.607                 100,927
                                                               2003        0.970           1.420                  86,086

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        1.169           1.188                 109,777
                                                               2003        0.963           1.169                  95,035

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2004        1.267           1.282                      --
                                                               2003        0.960           1.267                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2004        1.253           1.313                 509,181
                                                               2003        0.969           1.253                 490,637
                                                               2002        1.000           0.969                      --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2004        1.174           1.212                 841,302
                                                               2003        0.980           1.174                 306,044
                                                               2002        1.000           0.980                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2004        1.245           1.350                 197,082
                                                               2003        0.963           1.245                 151,687
                                                               2002        1.000           0.963                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2004        1.220           1.280                 102,611
                                                               2003        0.962           1.220                  62,307
                                                               2002        1.000           0.962                      --

The Travelers Series Trust
   Equity Income Portfolio (10/00)                             2004        1.236           1.335                 788,266
                                                               2003        0.958           1.236                 636,759

   Large Cap Portfolio (6/00)                                  2004        1.185           1.241                  47,608
                                                               2003        0.967           1.185                  43,368

   Lazard International Stock Portfolio (3/02)                 2004        1.266           1.441                   1,103
                                                               2003        1.001           1.266                      --

   Merrill Lynch Large Cap Core Portfolio (6/00)               2004        1.159           1.321                  34,564
                                                               2003        0.973           1.159                  30,330

   MFS Emerging Growth Portfolio (2/00)                        2004        1.233           1.367                  50,357
                                                               2003        0.971           1.233                  40,047

   MFS Value Portfolio (5/04)                                  2004        1.000           1.120                      --

   Pioneer Fund Portfolio (5/03)                               2004        1.214           1.327                      --
                                                               2003        1.000           1.214                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        1.229           1.287                  59,808
                                                               2003        0.967           1.229                  36,030

   MFS Total Return Portfolio (7/00)                           2004        1.130           1.238                 728,909
                                                               2003        0.986           1.130                 547,413

   Pioneer Strategic Income Portfolio (5/04)                   2004        1.000           1.093                   5,622

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.998           0.993                      --
                                                               2003        1.000           0.998                      --

   Smith Barney Aggressive Growth Portfolio (3/00)             2004        1.258           1.359               1,213,908
                                                               2003        0.951           1.258                 947,548

   Smith Barney High Income Portfolio (8/00)                   2004        1.263           1.372                 938,742
                                                               2003        1.007           1.263                 727,125

   Smith Barney Large Capitalization Growth Portfolio (2/00)   2004        1.373           1.354                 208,788
                                                               2003        0.946           1.373                 205,485

   Smith Barney Mid Cap Core Portfolio (4/00)                  2004        1.246           1.353                 403,080
                                                               2003        0.977           1.246                 336,263

   Smith Barney Money Market Portfolio (2/00)                  2004        0.989           0.981               1,254,797
                                                               2003        1.000           0.989                 538,435

   Strategic Equity Portfolio (6/00)                           2004        1.263           1.369                   6,178
                                                               2003        0.970           1.263                   3,196

   Travelers Managed Income Portfolio (7/00)                   2004        1.081           1.093                 940,269
                                                               2003        1.014           1.081                 742,399

   Van Kampen Enterprise Portfolio (4/00)                      2004        1.193           1.219                   5,698
                                                               2003        0.966           1.193                   3,437

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (2/00)           2004        1.201           1.264                 107,315
                                                               2003        0.960           1.201                  90,811

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        1.360           1.546                  78,814
                                                               2003        0.975           1.360                  81,449

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (5/00)              2004        1.251           1.419                 401,681
                                                               2003        0.992           1.251                 360,610

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (3/02)                  2004        1.341           1.643                 299,647
                                                               2003        0.986           1.341                 213,509

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 1.80%

                   UNIT VALUE AT NIT VALUE AT NUMBER OF UNITS

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2004        1.247           1.362                 391,798
                                                               2003        0.960           1.247                 132,792

   AllianceBernstein Premier Growth Portfolio -
   Class B (2/00)                                              2004        1.148           1.222                 107,514
                                                               2003        0.948           1.148                  56,579

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2004        1.308           1.458               1,380,219
                                                               2003        0.984           1.308                 234,527

   Growth Fund - Class 2 Shares (2/00)                         2004        1.291           1.426               5,178,708
                                                               2003        0.961           1.291               1,160,688

   Growth-Income Fund - Class 2 Shares (2/00)                  2004        1.263           1.370               6,778,127
                                                               2003        0.971           1.263               1,336,803

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (2/00)             2004        1.306           1.430                 808,014
                                                               2003        0.969           1.306                 197,012

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.222           1.352                 790,024
                                                               2003        0.994           1.222                 124,736

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.444           1.769                 330,772
                                                               2003        1.000           1.444                  23,210

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2004        1.284           1.495               1,314,117
                                                               2003        0.989           1.284                 301,150

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2004        1.267           1.444                 131,294
                                                               2003        0.977           1.267                      --
                                                               2002        1.000           0.977                      --

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)                               2004        1.195           1.277               2,460,562
                                                               2003        0.977           1.195                 722,211

   Diversified Strategic Income Portfolio (7/00)               2004        1.109           1.162               2,453,519
                                                               2003        1.010           1.109                 528,297

   Equity Index Portfolio - Class II Shares (6/00)             2004        1.213           1.314               1,278,376
                                                               2003        0.967           1.213                 406,638

   Fundamental Value Portfolio (6/00)                          2004        1.315           1.398               4,442,339
                                                               2003        0.966           1.315               1,059,002

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        1.301           1.540                 114,949
                                                               2003        0.983           1.301                  44,257

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.332           1.503                 145,543
                                                               2003        1.000           1.332                   5,088

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.241           1.373                 238,090
                                                               2003        1.000           1.241                  66,009

   Mid-Cap Value Portfolio (5/03)                              2004        1.256           1.531                 306,285
                                                               2003        1.000           1.256                  24,602

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.074           1.205                  31,763
                                                               2003        1.000           1.074                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.067           1.203                 266,973
                                                               2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.045           1.118               1,416,064
                                                               2003        1.000           1.045                  74,524

   Total Return Portfolio - Administrative Class (5/01)        2004        1.044           1.075               6,051,109
                                                               2003        1.012           1.044               1,810,590

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.255           1.433                 171,189
                                                               2003        0.994           1.255                  65,606

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.436           1.780                 418,701
                                                               2003        0.977           1.436                 213,538

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2004        1.311           1.395               1,214,031
                                                               2003        0.960           1.311                 481,537

   Investors Fund - Class I (1/01)                             2004        1.246           1.351                 540,357
                                                               2003        0.959           1.246                 165,806

   Small Cap Growth Fund - Class I (3/00)                      2004        1.418           1.604                 277,758
                                                               2003        0.970           1.418                  89,952

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        1.168           1.186                 418,237
                                                               2003        0.963           1.168                 148,659

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2004        1.266           1.279                  40,772
                                                               2003        0.960           1.266                   7,783

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2004        1.251           1.311               8,485,037
                                                               2003        0.969           1.251                 737,993
                                                               2002        1.000           0.969                      --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2004        1.173           1.210               9,675,598
                                                               2003        0.980           1.173                 844,272
                                                               2002        1.000           0.980                      --

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2004        1.244           1.347               2,566,168
                                                               2003        0.963           1.244                  44,526
                                                               2002        1.000           0.963                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2004        1.218           1.277               1,615,751
                                                               2003        0.962           1.218                 187,143
                                                               2002        1.000           0.962                      --

The Travelers Series Trust
   Equity Income Portfolio (10/00)                             2004        1.235           1.333               1,796,282
                                                               2003        0.958           1.235                 304,490

   Large Cap Portfolio (6/00)                                  2004        1.184           1.238                 302,101
                                                               2003        0.967           1.184                 153,454

   Lazard International Stock Portfolio (3/02)                 2004        1.265           1.438                 334,945
                                                               2003        1.001           1.265                  19,795

   Merrill Lynch Large Cap Core Portfolio (6/00)               2004        1.158           1.318                 105,100
                                                               2003        0.973           1.158                  32,716

   MFS Emerging Growth Portfolio (2/00)                        2004        1.232           1.364                 384,779
                                                               2003        0.971           1.232                 121,953

   MFS Value Portfolio (5/04)                                  2004        1.000           1.119                 172,176

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Pioneer Fund Portfolio (5/03)                               2004        1.214           1.325                 299,231
                                                               2003        1.000           1.214                  27,826

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        1.228           1.285                 239,422
                                                               2003        0.967           1.228                  78,200

   MFS Total Return Portfolio (7/00)                           2004        1.128           1.235               4,150,019
                                                               2003        0.986           1.128               1,058,596

   Pioneer Strategic Income Portfolio (5/04)                   2004        1.000           1.093                 407,548

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.998           0.992                 777,353
                                                               2003        1.000           0.998                  16,215

   Smith Barney Aggressive Growth Portfolio (3/00)             2004        1.256           1.357               6,540,376
                                                               2003        0.951           1.256               1,914,647

   Smith Barney High Income Portfolio (8/00)                   2004        1.262           1.369               2,553,497
                                                               2003        1.007           1.262                 630,255

   Smith Barney Large Capitalization Growth Portfolio (2/00)   2004        1.371           1.352               1,460,997
                                                               2003        0.946           1.371                 455,784

   Smith Barney Mid Cap Core Portfolio (4/00)                  2004        1.245           1.350               1,815,921
                                                               2003        0.977           1.245                 752,823

   Smith Barney Money Market Portfolio (2/00)                  2004        0.988           0.979               1,789,598
                                                               2003        1.000           0.988                 487,386

   Strategic Equity Portfolio (6/00)                           2004        1.262           1.366                  73,019
                                                               2003        0.970           1.262                  35,436

   Travelers Managed Income Portfolio (7/00)                   2004        1.080           1.091               1,728,934
                                                               2003        1.014           1.080                 297,782

   Van Kampen Enterprise Portfolio (4/00)                      2004        1.192           1.216                  41,436
                                                               2003        0.966           1.192                  13,649

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (2/00)           2004        1.200           1.262                 113,944
                                                               2003        0.960           1.200                  64,821

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        1.359           1.543                 729,454
                                                               2003        0.975           1.359                 245,640

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (5/00)              2004        1.250           1.416               1,671,006
                                                               2003        0.992           1.250                 320,164

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (3/02)                  2004        1.339           1.640               1,219,522
                                                               2003        0.986           1.339                 219,923

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.85%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2004        1.019           1.113                 206,918
                                                               2003        0.786           1.019                 134,576

   AllianceBernstein Premier Growth Portfolio -
   Class B (2/00)                                              2004        0.973           1.034                  75,694
                                                               2003        0.803           0.973                  40,191

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2004        1.322           1.473                 689,281
                                                               2003        0.995           1.322                 338,279

   Growth Fund - Class 2 Shares (2/00)                         2004        1.233           1.362               3,022,506
                                                               2003        0.918           1.233               1,910,413

   Growth-Income Fund - Class 2 Shares (2/00)                  2004        1.191           1.291               3,748,375
                                                               2003        0.916           1.191               2,541,469

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (2/00)             2004        1.158           1.267                 703,458
                                                               2003        0.859           1.158                 247,570

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.035           1.144                 911,365
                                                               2003        0.842           1.035                 482,403

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.444           1.767                  74,045
                                                               2003        1.000           1.444                   6,032

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2004        1.177           1.369                 672,403
                                                               2003        0.907           1.177                 254,384

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2004        1.024           1.166                 204,395
                                                               2003        0.789           1.024                  96,803
                                                               2002        1.000           0.789                  58,188

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Greenwich Street Series Fund
   Appreciation Portfolio (6/00)                               2004        1.125           1.202               2,527,277
                                                               2003        0.920           1.125               2,308,725

   Diversified Strategic Income Portfolio (7/00)               2004        1.142           1.197               1,620,778
                                                               2003        1.041           1.142                 729,132

   Equity Index Portfolio - Class II Shares (6/00)             2004        1.091           1.180               1,576,990
                                                               2003        0.870           1.091               1,068,257

   Fundamental Value Portfolio (6/00)                          2004        1.233           1.310               2,104,693
                                                               2003        0.906           1.233               1,683,561

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        1.081           1.279                 131,294
                                                               2003        0.817           1.081                 131,035

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.332           1.502                 112,428
                                                               2003        1.000           1.332                 101,266

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.241           1.372                 439,996
                                                               2003        1.000           1.241                   9,795

   Mid-Cap Value Portfolio (5/03)                              2004        1.256           1.529                 337,639
                                                               2003        1.000           1.256                 171,217

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.074           1.204                  45,466
                                                               2003        1.000           1.074                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.067           1.202                  73,290
                                                               2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.045           1.117                 974,468
                                                               2003        1.000           1.045                 233,173

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Total Return Portfolio - Administrative Class (5/01)        2004        1.107           1.140              11,093,565
                                                               2003        1.074           1.107              10,441,947

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.160           1.323                 191,672
                                                               2003        0.919           1.160                 186,378

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.439           1.783                 396,956
                                                               2003        0.980           1.439                 376,864

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2004        1.132           1.204               1,643,520
                                                               2003        0.829           1.132               1,213,718

   Investors Fund - Class I (1/01)                             2004        1.112           1.205               1,069,597
                                                               2003        0.856           1.112                 738,841

   Small Cap Growth Fund - Class I (3/00)                      2004        1.176           1.329                 436,895
                                                               2003        0.805           1.176                 267,896

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        0.993           1.008                 129,017
                                                               2003        0.819           0.993                  60,101

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2004        1.135           1.146                  46,001
                                                               2003        0.861           1.135                  33,703

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2004        1.368           1.432               1,902,696
                                                               2003        1.060           1.368               1,000,414
                                                               2002        1.000           1.060                 228,011

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2004        1.242           1.280               4,117,282
                                                               2003        1.037           1.242               1,860,167
                                                               2002        1.000           1.037                 367,255

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2004        1.386           1.500                 388,786
                                                               2003        1.073           1.386                 193,380
                                                               2002        1.000           1.073                  27,934

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2004        1.353           1.417                 596,551
                                                               2003        1.068           1.353                 416,126
                                                               2002        1.000           1.068                  43,322

The Travelers Series Trust
   Equity Income Portfolio (10/00)                             2004        1.229           1.326               2,231,165
                                                               2003        0.955           1.229               1,497,940

   Large Cap Portfolio (6/00)                                  2004        1.055           1.103                 587,004
                                                               2003        0.862           1.055                 525,495

   Lazard International Stock Portfolio (3/02)                 2004        1.064           1.209                 377,856
                                                               2003        0.843           1.064                  45,040

   Merrill Lynch Large Cap Core Portfolio (6/00)               2004        1.006           1.145                 528,392
                                                               2003        0.846           1.006                 438,531

   MFS Emerging Growth Portfolio (2/00)                        2004        0.997           1.104                 180,941
                                                               2003        0.787           0.997                 112,048

   MFS Value Portfolio (5/04)                                  2004        1.000           1.119                  22,370

   Pioneer Fund Portfolio (5/03)                               2004        1.213           1.324                  68,258
                                                               2003        1.000           1.213                  14,955

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        1.144           1.196                 375,673
                                                               2003        0.901           1.144                 277,176

   MFS Total Return Portfolio (7/00)                           2004        1.150           1.258               4,470,787
                                                               2003        1.005           1.150               3,403,681

   Pioneer Strategic Income Portfolio (5/04)                   2004        1.000           1.092                 828,053

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.998           0.991                  90,836
                                                               2003        1.000           0.998                   2,550

   Smith Barney Aggressive Growth Portfolio (3/00)             2004        1.059           1.143               3,272,963
                                                               2003        0.802           1.059               2,216,985

   Smith Barney High Income Portfolio (8/00)                   2004        1.234           1.337               1,653,614
                                                               2003        0.985           1.234               1,341,664

   Smith Barney Large Capitalization Growth Portfolio (2/00)   2004        1.264           1.245               1,352,456
                                                               2003        0.872           1.264               1,110,282

   Smith Barney Mid Cap Core Portfolio (4/00)                  2004        1.247           1.352                 654,161
                                                               2003        0.979           1.247                 544,924

   Smith Barney Money Market Portfolio (2/00)                  2004        0.983           0.973               3,211,212
                                                               2003        0.995           0.983               2,901,484

   Strategic Equity Portfolio (6/00)                           2004        0.974           1.054                 192,976
                                                               2003        0.749           0.974                 137,627

   Travelers Managed Income Portfolio (7/00)                   2004        1.047           1.057               3,291,375
                                                               2003        0.984           1.047               2,134,736

   Van Kampen Enterprise Portfolio (4/00)                      2004        1.021           1.041                 124,503
                                                               2003        0.828           1.021                  78,814

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (2/00)           2004        0.940           0.987                  96,939
                                                               2003        0.752           0.940                  68,581

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        1.236           1.403                 292,379
                                                               2003        0.887           1.236                 145,645

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (5/00)              2004        1.254           1.419               1,366,552
                                                               2003        0.995           1.254                 855,032

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (3/02)                  2004        1.159           1.418               1,597,208
                                                               2003        0.854           1.159               1,203,368

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.90%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2004        1.245           1.359                 142,683
                                                               2003        0.960           1.245                  17,683

   AllianceBernstein Premier Growth Portfolio -
   Class B (2/00)                                              2004        1.147           1.220                 177,996
                                                               2003        0.948           1.147                   2,282

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2004        1.307           1.455                 921,393
                                                               2003        0.984           1.307                  21,601

   Growth Fund - Class 2 Shares (2/00)                         2004        1.289           1.423               3,889,901
                                                               2003        0.961           1.289                 197,129

   Growth-Income Fund - Class 2 Shares (2/00)                  2004        1.262           1.367               4,565,999
                                                               2003        0.971           1.262                 218,397

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (2/00)             2004        1.305           1.427                 339,336
                                                               2003        0.969           1.305                  21,966

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.221           1.349                 435,422
                                                               2003        0.994           1.221                  81,165

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.443           1.766                 411,039
                                                               2003        1.000           1.443                   6,116

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2004        1.283           1.492                 926,948
                                                               2003        0.989           1.283                  82,373

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2004        1.266           1.441                  96,370
                                                               2003        0.977           1.266                      --
                                                               2002        1.000           0.977                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Greenwich Street Series Fund
   Appreciation Portfolio (6/00)                               2004        1.194           1.274               1,164,526
                                                               2003        0.977           1.194                 123,883

   Diversified Strategic Income Portfolio (7/00)               2004        1.108           1.160               1,054,803
                                                               2003        1.010           1.108                  52,594

   Equity Index Portfolio - Class II Shares (6/00)             2004        1.212           1.311                 445,730
                                                               2003        0.967           1.212                  55,919

   Fundamental Value Portfolio (6/00)                          2004        1.314           1.395               3,058,014
                                                               2003        0.966           1.314                 334,222

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        1.300           1.536                 160,198
                                                               2003        0.983           1.300                   4,552

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.331           1.501                 609,594
                                                               2003        1.000           1.331                  15,544

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.240           1.371                 265,274
                                                               2003        1.000           1.240                  51,007

   Mid-Cap Value Portfolio (5/03)                              2004        1.255           1.528                 332,971
                                                               2003        1.000           1.255                  75,311

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.074           1.203                  18,674
                                                               2003        1.000           1.074                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.067           1.201                 111,046
                                                               2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.044           1.116               1,088,852
                                                               2003        1.000           1.044                  52,544

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Total Return Portfolio - Administrative Class (5/01)        2004        1.043           1.073               3,675,069
                                                               2003        1.012           1.043                 267,269

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.254           1.430                  23,260
                                                               2003        0.994           1.254                  11,369

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.434           1.776                 137,545
                                                               2003        0.977           1.434                  17,932

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2004        1.310           1.392                 586,661
                                                               2003        0.960           1.310                  78,881

   Investors Fund - Class I (1/01)                             2004        1.245           1.348                 297,333
                                                               2003        0.959           1.245                  24,131

   Small Cap Growth Fund - Class I (3/00)                      2004        1.417           1.600                 216,754
                                                               2003        0.970           1.417                  60,634

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        1.167           1.184                 285,896
                                                               2003        0.963           1.167                  32,197

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2004        1.265           1.277                  10,160
                                                               2003        0.960           1.265                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2004        1.250           1.308               5,935,322
                                                               2003        0.969           1.250                 958,749
                                                               2002        1.000           0.969                      --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2004        1.172           1.207               5,487,238
                                                               2003        0.979           1.172                 616,544
                                                               2002        1.000           0.979                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2004        1.243           1.344               1,373,084
                                                               2003        0.963           1.243                  33,002
                                                               2002        1.000           0.963                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2004        1.217           1.275               1,092,955
                                                               2003        0.962           1.217                 162,388
                                                               2002        1.000           0.962                      --

The Travelers Series Trust
   Equity Income Portfolio (10/00)                             2004        1.234           1.330                 701,393
                                                               2003        0.958           1.234                  60,336

   Large Cap Portfolio (6/00)                                  2004        1.182           1.236                 193,842
                                                               2003        0.967           1.182                      --

   Lazard International Stock Portfolio (3/02)                 2004        1.263           1.435                 195,264
                                                               2003        1.001           1.263                  49,152

   Merrill Lynch Large Cap Core Portfolio (6/00)               2004        1.157           1.316                   7,738
                                                               2003        0.973           1.157                     396

   MFS Emerging Growth Portfolio (2/00)                        2004        1.231           1.361                 137,234
                                                               2003        0.971           1.231                  70,268

   MFS Value Portfolio (5/04)                                  2004        1.000           1.118                  79,566

   Pioneer Fund Portfolio (5/03)                               2004        1.213           1.322                 201,931
                                                               2003        1.000           1.213                  72,653

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        1.227           1.282                 205,108
                                                               2003        0.967           1.227                  24,489

   MFS Total Return Portfolio (7/00)                           2004        1.127           1.233               2,625,579
                                                               2003        0.986           1.127                 154,112

   Pioneer Strategic Income Portfolio (5/04)                   2004        1.000           1.092                 320,293

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.998           0.990                 202,208
                                                               2003        1.000           0.998                  44,772

   Smith Barney Aggressive Growth Portfolio (3/00)             2004        1.255           1.354               3,329,614
                                                               2003        0.951           1.255                 456,033

   Smith Barney High Income Portfolio (8/00)                   2004        1.260           1.366               1,428,316
                                                               2003        1.007           1.260                 139,546

   Smith Barney Large Capitalization Growth Portfolio (2/00)   2004        1.370           1.349                 877,426
                                                               2003        0.946           1.370                 124,291

   Smith Barney Mid Cap Core Portfolio (4/00)                  2004        1.244           1.347                 725,410
                                                               2003        0.977           1.244                 189,632

   Smith Barney Money Market Portfolio (2/00)                  2004        0.987           0.977               1,014,806
                                                               2003        1.000           0.987                 184,101

   Strategic Equity Portfolio (6/00)                           2004        1.261           1.364                  73,485
                                                               2003        0.969           1.261                      --

   Travelers Managed Income Portfolio (7/00)                   2004        1.079           1.089               1,119,058
                                                               2003        1.014           1.079                  45,940

   Van Kampen Enterprise Portfolio (4/00)                      2004        1.191           1.214                  95,663
                                                               2003        0.966           1.191                  50,348

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (2/00)           2004        1.199           1.259                  37,311
                                                               2003        0.960           1.199                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        1.358           1.540                 236,806
                                                               2003        0.975           1.358                   5,372

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (5/00)              2004        1.249           1.413               1,184,830
                                                               2003        0.992           1.249                  36,767

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (3/02)                  2004        1.338           1.636               1,093,125
                                                               2003        0.986           1.338                  38,544

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 1.95%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2004        1.245           1.358                      --
                                                               2003        0.960           1.245                      --

   AllianceBernstein Premier Growth Portfolio -
   Class B (2/00)                                              2004        1.147           1.218                      --
                                                               2003        0.948           1.147                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2004        1.306           1.454                      --
                                                               2003        0.984           1.306                      --

   Growth Fund - Class 2 Shares (2/00)                         2004        1.289           1.422                      --
                                                               2003        0.961           1.289                      --

   Growth-Income Fund - Class 2 Shares (2/00)                  2004        1.261           1.365                      --
                                                               2003        0.971           1.261                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (2/00)             2004        1.304           1.425                      --
                                                               2003        0.969           1.304                      --

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.220           1.348                      --
                                                               2003        0.994           1.220                      --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.443           1.764                      --
                                                               2003        1.000           1.443                      --

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2004        1.282           1.490                      --
                                                               2003        0.989           1.282                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2004        1.265           1.440                      --
                                                               2003        0.976           1.265                      --
                                                               2002        1.000           0.976                      --

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)                               2004        1.193           1.273                      --
                                                               2003        0.977           1.193                      --

   Diversified Strategic Income Portfolio (7/00)               2004        1.107           1.159                      --
                                                               2003        1.010           1.107                      --

   Equity Index Portfolio - Class II Shares (6/00)             2004        1.211           1.310                      --
                                                               2003        0.967           1.211                      --

   Fundamental Value Portfolio (6/00)                          2004        1.313           1.394                      --
                                                               2003        0.966           1.313                      --

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        1.299           1.535                      --
                                                               2003        0.983           1.299                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.331           1.500                      --
                                                               2003        1.000           1.331                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.240           1.370                      --
                                                               2003        1.000           1.240                      --

   Mid-Cap Value Portfolio (5/03)                              2004        1.255           1.527                      --
                                                               2003        1.000           1.255                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.074           1.203                      --
                                                               2003        1.000           1.074                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.067           1.201                      --
                                                               2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.044           1.115                      --
                                                               2003        1.000           1.044                      --

   Total Return Portfolio - Administrative Class (5/01)        2004        1.042           1.072                      --
                                                               2003        1.012           1.042                      --

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.253           1.428                      --
                                                               2003        0.994           1.253                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.433           1.774                      --
                                                               2003        0.977           1.433                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2004        1.309           1.390                      --
                                                               2003        0.960           1.309                      --

   Investors Fund - Class I (1/01)                             2004        1.244           1.347                      --
                                                               2003        0.959           1.244                      --

   Small Cap Growth Fund - Class I (3/00)                      2004        1.416           1.599                      --
                                                               2003        0.970           1.416                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        1.166           1.182                      --
                                                               2003        0.963           1.166                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2004        1.264           1.275                      --
                                                               2003        0.960           1.264                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2004        1.249           1.307                 134,665
                                                               2003        0.969           1.249                      --
                                                               2002        1.000           0.969                      --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2004        1.171           1.206                      --
                                                               2003        0.979           1.171                      --
                                                               2002        1.000           0.979                      --

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2004        1.242           1.343                      --
                                                               2003        0.963           1.242                      --
                                                               2002        1.000           0.963                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2004        1.216           1.274                      --
                                                               2003        0.962           1.216                      --
                                                               2002        1.000           0.962                      --

The Travelers Series Trust
   Equity Income Portfolio (10/00)                             2004        1.233           1.329                      --
                                                               2003        0.958           1.233                      --

   Large Cap Portfolio (6/00)                                  2004        1.182           1.235                      --
                                                               2003        0.967           1.182                      --

   Lazard International Stock Portfolio (3/02)                 2004        1.263           1.433                      --
                                                               2003        1.001           1.263                      --

   Merrill Lynch Large Cap Core Portfolio (6/00)               2004        1.156           1.314                      --
                                                               2003        0.973           1.156                      --

   MFS Emerging Growth Portfolio (2/00)                        2004        1.230           1.360                      --
                                                               2003        0.971           1.230                      --

   MFS Value Portfolio (5/04)                                  2004        1.000           1.118                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Pioneer Fund Portfolio (5/03)                               2004        1.212           1.321                      --
                                                               2003        1.000           1.212                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        1.226           1.281                      --
                                                               2003        0.967           1.226                      --

   MFS Total Return Portfolio (7/00)                           2004        1.127           1.231                      --
                                                               2003        0.986           1.127                      --

   Pioneer Strategic Income Portfolio (5/04)                   2004        1.000           1.092                      --

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.998           0.990                      --
                                                               2003        1.000           0.998                      --

   Smith Barney Aggressive Growth Portfolio (3/00)             2004        1.254           1.353                      --
                                                               2003        0.951           1.254                      --

   Smith Barney High Income Portfolio (8/00)                   2004        1.260           1.365                      --
                                                               2003        1.007           1.260                      --

   Smith Barney Large Capitalization Growth Portfolio (2/00)   2004        1.369           1.348                      --
                                                               2003        0.946           1.369                      --

   Smith Barney Mid Cap Core Portfolio (4/00)                  2004        1.243           1.346                      --
                                                               2003        0.977           1.243                      --

   Smith Barney Money Market Portfolio (2/00)                  2004        0.987           0.976                      --
                                                               2003        1.000           0.987                      --

   Strategic Equity Portfolio (6/00)                           2004        1.260           1.362                      --
                                                               2003        0.969           1.260                      --

   Travelers Managed Income Portfolio (7/00)                   2004        1.078           1.088                      --
                                                               2003        1.014           1.078                      --

   Van Kampen Enterprise Portfolio (4/00)                      2004        1.190           1.212                      --
                                                               2003        0.966           1.190                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (2/00)           2004        1.198           1.258                      --
                                                               2003        0.959           1.198                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        1.357           1.538                      --
                                                               2003        0.974           1.357                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (5/00)              2004        1.248           1.412                      --
                                                               2003        0.992           1.248                      --

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (3/02)                  2004        1.337           1.635                      --
                                                               2003        0.986           1.337                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.00%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2004        1.244           1.356                   7,914
                                                               2003        0.960           1.244                      --
                                                               2002        1.000           0.960                      --

   AllianceBernstein Premier Growth Portfolio -
   Class B (2/00)                                              2004        1.146           1.217                      --
                                                               2003        0.948           1.146                      --
                                                               2002        1.000           0.948                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2004        1.305           1.452                  16,089
                                                               2003        0.984           1.305                      --
                                                               2002        1.000           0.984                      --

   Growth Fund - Class 2 Shares (2/00)                         2004        1.288           1.420                  59,168
                                                               2003        0.961           1.288                   2,719
                                                               2002        1.000           0.961                      --

   Growth-Income Fund - Class 2 Shares (2/00)                  2004        1.261           1.364                  71,798
                                                               2003        0.971           1.261                  16,467
                                                               2002        1.000           0.971                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (2/00)             2004        1.303           1.424                      --
                                                               2003        0.969           1.303                      --
                                                               2002        1.000           0.969                      --

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.220           1.347                  10,810
                                                               2003        0.994           1.220                      --
                                                               2002        1.000           0.994                      --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.442           1.763                   1,778
                                                               2003        1.000           1.442                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2004        1.281           1.489                  29,054
                                                               2003        0.989           1.281                  24,859
                                                               2002        1.000           0.989                      --

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2004        1.265           1.438                   1,328
                                                               2003        0.976           1.265                      --
                                                               2002        1.000           0.976                      --

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)                               2004        1.193           1.272                  21,342
                                                               2003        0.977           1.193                      --
                                                               2002        1.000           0.977                      --

   Diversified Strategic Income Portfolio (7/00)               2004        1.106           1.158                   2,319
                                                               2003        1.010           1.106                      --
                                                               2002        1.000           1.010                      --

   Equity Index Portfolio - Class II Shares (6/00)             2004        1.211           1.308                   3,152
                                                               2003        0.967           1.211                      --
                                                               2002        1.000           0.967                      --

   Fundamental Value Portfolio (6/00)                          2004        1.312           1.392                  15,869
                                                               2003        0.966           1.312                     832
                                                               2002        1.000           0.966                      --

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        1.298           1.533                      --
                                                               2003        0.983           1.298                      --
                                                               2002        1.000           0.983                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.330           1.498                   2,221
                                                               2003        1.000           1.330                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.239           1.369                      --
                                                               2003        1.000           1.239                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Mid-Cap Value Portfolio (5/03)                              2004        1.255           1.525                   6,621
                                                               2003        1.000           1.255                     574

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.074           1.202                      --
                                                               2003        1.000           1.074                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.067           1.200                   9,982
                                                               2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.044           1.114                  61,268
                                                               2003        1.000           1.044                  29,542

   Total Return Portfolio - Administrative Class (5/01)        2004        1.042           1.071                  31,435
                                                               2003        1.012           1.042                  14,239
                                                               2002        1.000           1.012                      --

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.253           1.427                      --
                                                               2003        0.994           1.253                      --
                                                               2002        1.000           0.994                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.433           1.773                      --
                                                               2003        0.977           1.433                      --
                                                               2002        1.000           0.977                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2004        1.308           1.389                      --
                                                               2003        0.960           1.308                      --
                                                               2002        1.000           0.960                      --

   Investors Fund - Class I (1/01)                             2004        1.243           1.345                      --
                                                               2003        0.958           1.243                      --
                                                               2002        1.000           0.958                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Small Cap Growth Fund - Class I (3/00)                      2004        1.415           1.597                   1,205
                                                               2003        0.970           1.415                      --
                                                               2002        1.000           0.970                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        1.166           1.181                      --
                                                               2003        0.963           1.166                      --
                                                               2002        1.000           0.963                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2004        1.263           1.274                      --
                                                               2003        0.960           1.263                      --
                                                               2002        1.000           0.960                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2004        1.249           1.305                 167,138
                                                               2003        0.969           1.249                 152,451
                                                               2002        1.000           0.969                      --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2004        1.171           1.205                 146,527
                                                               2003        0.979           1.171                  72,172
                                                               2002        1.000           0.979                      --

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2004        1.241           1.341                 202,906
                                                               2003        0.963           1.241                      --
                                                               2002        1.000           0.963                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2004        1.216           1.272                      --
                                                               2003        0.962           1.216                      --
                                                               2002        1.000           0.962                      --

The Travelers Series Trust
   Equity Income Portfolio (10/00)                             2004        1.232           1.327                      --
                                                               2003        0.958           1.232                      --
                                                               2002        1.000           0.958                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Large Cap Portfolio (6/00)                                  2004        1.181           1.233                   3,521
                                                               2003        0.967           1.181                     616
                                                               2002        1.000           0.967                      --

   Lazard International Stock Portfolio (3/02)                 2004        1.262           1.432                      --
                                                               2003        1.001           1.262                      --
                                                               2002        1.000           1.001                      --

   Merrill Lynch Large Cap Core Portfolio (6/00)               2004        1.156           1.313                      --
                                                               2003        0.973           1.156                      --
                                                               2002        1.000           0.973                      --

   MFS Emerging Growth Portfolio (2/00)                        2004        1.229           1.358                   1,415
                                                               2003        0.971           1.229                      --
                                                               2002        1.000           0.971                      --

   MFS Value Portfolio (5/04)                                  2004        1.000           1.118                      --

   Pioneer Fund Portfolio (5/03)                               2004        1.212           1.320                      --
                                                               2003        1.000           1.212                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        1.226           1.279                      --
                                                               2003        0.967           1.226                      --
                                                               2002        1.000           0.967                      --

   MFS Total Return Portfolio (7/00)                           2004        1.126           1.230                   3,680
                                                               2003        0.986           1.126                     635
                                                               2002        1.000           0.986                      --

   Pioneer Strategic Income Portfolio (5/04)                   2004        1.000           1.091                  34,210

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.998           0.989                   2,514
                                                               2003        1.000           0.998                      --

   Smith Barney Aggressive Growth Portfolio (3/00)             2004        1.254           1.351                   2,707
                                                               2003        0.951           1.254                      --
                                                               2002        1.000           0.951                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Smith Barney High Income Portfolio (8/00)                   2004        1.259           1.363                  40,792
                                                               2003        1.007           1.259                      --
                                                               2002        1.000           1.007                      --

   Smith Barney Large Capitalization Growth Portfolio (2/00)   2004        1.369           1.346                   9,394
                                                               2003        0.946           1.369                      --
                                                               2002        1.000           0.946                      --

   Smith Barney Mid Cap Core Portfolio (4/00)                  2004        1.242           1.345                  14,742
                                                               2003        0.977           1.242                      --
                                                               2002        1.000           0.977                      --

   Smith Barney Money Market Portfolio (2/00)                  2004        0.986           0.975                  27,896
                                                               2003        1.000           0.986                      --
                                                               2002        1.000           1.000                      --

   Strategic Equity Portfolio (6/00)                           2004        1.260           1.361                      --
                                                               2003        0.969           1.260                      --
                                                               2002        1.000           0.969                      --

   Travelers Managed Income Portfolio (7/00)                   2004        1.078           1.087                  22,533
                                                               2003        1.014           1.078                   1,913
                                                               2002        1.000           1.014                      --

   Van Kampen Enterprise Portfolio (4/00)                      2004        1.190           1.211                      --
                                                               2003        0.966           1.190                      --
                                                               2002        1.000           0.966                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (2/00)           2004        1.198           1.257                      --
                                                               2003        0.959           1.198                      --
                                                               2002        1.000           0.959                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        1.356           1.537                      --
                                                               2003        0.974           1.356                      --
                                                               2002        1.000           0.974                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (5/00)              2004        1.247           1.410                   2,113
                                                               2003        0.991           1.247                      --
                                                               2002        1.000           0.991                      --

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (3/02)                  2004        1.336           1.633                   8,965
                                                               2003        0.986           1.336                     536
                                                               2002        1.000           0.986                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.05%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2004        1.016           1.107                      --
                                                               2003        0.785           1.016                      --

   AllianceBernstein Premier Growth Portfolio -
   Class B (2/00)                                              2004        0.968           1.028                      --
                                                               2003        0.801           0.968                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2004        1.316           1.463                  45,727
                                                               2003        0.993           1.316                      --

   Growth Fund - Class 2 Shares (2/00)                         2004        1.227           1.353                 224,757
                                                               2003        0.916           1.227                  13,689

   Growth-Income Fund - Class 2 Shares (2/00)                  2004        1.186           1.282                 141,724
                                                               2003        0.914           1.186                  88,389

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (2/00)             2004        1.153           1.259                   7,904
                                                               2003        0.857           1.153                      --

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.031           1.138                  62,851
                                                               2003        0.841           1.031                      --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.442           1.761                  27,878
                                                               2003        1.000           1.442                   4,181

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2004        1.172           1.361                  66,369
                                                               2003        0.904           1.172                  10,166

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2004        1.020           1.160                   1,140
                                                               2003        0.788           1.020                      --
                                                               2002        1.000           0.788                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Greenwich Street Series Fund
   Appreciation Portfolio (6/00)                               2004        1.120           1.194                  96,922
                                                               2003        0.918           1.120                      --

   Diversified Strategic Income Portfolio (7/00)               2004        1.137           1.189                  41,948
                                                               2003        1.039           1.137                      --

   Equity Index Portfolio - Class II Shares (6/00)             2004        1.086           1.173                  24,381
                                                               2003        0.867           1.086                      --

   Fundamental Value Portfolio (6/00)                          2004        1.227           1.301                  78,557
                                                               2003        0.904           1.227                      --

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        1.076           1.270                      --
                                                               2003        0.815           1.076                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.330           1.497                  11,540
                                                               2003        1.000           1.330                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.239           1.368                  69,261
                                                               2003        1.000           1.239                  71,566

   Mid-Cap Value Portfolio (5/03)                              2004        1.254           1.524                  66,625
                                                               2003        1.000           1.254                  13,602

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.074           1.201                      --
                                                               2003        1.000           1.074                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.067           1.199                   1,538
                                                               2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.043           1.113                 171,050
                                                               2003        1.000           1.043                  78,471

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Total Return Portfolio - Administrative Class (5/01)        2004        1.102           1.132                 164,259
                                                               2003        1.071           1.102                      --

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.155           1.315                      --
                                                               2003        0.917           1.155                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.433           1.771                  15,588
                                                               2003        0.977           1.433                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2004        1.127           1.196                   9,549
                                                               2003        0.827           1.127                      --

   Investors Fund - Class I (1/01)                             2004        1.107           1.197                   9,435
                                                               2003        0.854           1.107                      --

   Small Cap Growth Fund - Class I (3/00)                      2004        1.171           1.320                  56,224
                                                               2003        0.802           1.171                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        0.989           1.001                      --
                                                               2003        0.817           0.989                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2004        1.130           1.139                      --
                                                               2003        0.859           1.130                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2004        1.365           1.426                 159,891
                                                               2003        1.060           1.365                  79,503
                                                               2002        1.000           1.060                      --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2004        1.238           1.274                 273,574
                                                               2003        1.037           1.238                  34,419
                                                               2002        1.000           1.037                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2004        1.382           1.493                 130,088
                                                               2003        1.073           1.382                      --
                                                               2002        1.000           1.073                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2004        1.349           1.411                  24,670
                                                               2003        1.068           1.349                      --
                                                               2002        1.000           1.068                      --

The Travelers Series Trust
   Equity Income Portfolio (10/00)                             2004        1.224           1.317                  52,584
                                                               2003        0.952           1.224                  35,771

   Large Cap Portfolio (6/00)                                  2004        1.050           1.096                      --
                                                               2003        0.860           1.050                      --

   Lazard International Stock Portfolio (3/02)                 2004        1.060           1.202                  30,586
                                                               2003        0.842           1.060                      --

   Merrill Lynch Large Cap Core Portfolio (6/00)               2004        1.002           1.137                  33,831
                                                               2003        0.844           1.002                      --

   MFS Emerging Growth Portfolio (2/00)                        2004        0.993           1.096                      --
                                                               2003        0.785           0.993                      --

   MFS Value Portfolio (5/04)                                  2004        1.000           1.117                   8,567

   Pioneer Fund Portfolio (5/03)                               2004        1.212           1.319                   1,735
                                                               2003        1.000           1.212                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        1.139           1.189                      --
                                                               2003        0.899           1.139                      --

   MFS Total Return Portfolio (7/00)                           2004        1.144           1.250                  46,257
                                                               2003        1.002           1.144                  74,835

   Pioneer Strategic Income Portfolio (5/04)                   2004        1.000           1.091                  30,316

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.997           0.989                      --
                                                               2003        1.000           0.997                      --

   Smith Barney Aggressive Growth Portfolio (3/00)             2004        1.054           1.136                  92,170
                                                               2003        0.800           1.054                      --

   Smith Barney High Income Portfolio (8/00)                   2004        1.228           1.329                  18,983
                                                               2003        0.983           1.228                      --

   Smith Barney Large Capitalization Growth Portfolio (2/00)   2004        1.258           1.237                 112,011
                                                               2003        0.870           1.258                      --

   Smith Barney Mid Cap Core Portfolio (4/00)                  2004        1.241           1.343                  14,847
                                                               2003        0.976           1.241                      --

   Smith Barney Money Market Portfolio (2/00)                  2004        0.978           0.967                  32,120
                                                               2003        0.992           0.978                      --

   Strategic Equity Portfolio (6/00)                           2004        0.970           1.047                      --
                                                               2003        0.747           0.970                      --

   Travelers Managed Income Portfolio (7/00)                   2004        1.042           1.050                 117,811
                                                               2003        0.981           1.042                      --

   Van Kampen Enterprise Portfolio (4/00)                      2004        1.016           1.034                      --
                                                               2003        0.826           1.016                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (2/00)           2004        0.935           0.981                      --
                                                               2003        0.750           0.935                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        1.231           1.394                  15,034
                                                               2003        0.885           1.231                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (5/00)              2004        1.248           1.410                  13,584
                                                               2003        0.992           1.248                  13,584

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (3/02)                  2004        1.155           1.411                  46,989
                                                               2003        0.853           1.155                      --

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.10%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2004        1.120           1.220                      --
                                                               2003        1.000           1.120                      --

   AllianceBernstein Premier Growth Portfolio -
   Class B (2/00)                                              2004        1.093           1.159                      --
                                                               2003        1.000           1.093                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2004        1.187           1.319                  20,425
                                                               2003        1.000           1.187                      --

   Growth Fund - Class 2 Shares (2/00)                         2004        1.149           1.266                 102,273
                                                               2003        1.000           1.149                      --

   Growth-Income Fund - Class 2 Shares (2/00)                  2004        1.147           1.239                 107,765
                                                               2003        1.000           1.147                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (2/00)             2004        1.192           1.302                  20,936
                                                               2003        1.000           1.192                      --

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.117           1.232                  32,618
                                                               2003        1.000           1.117                      --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.263           1.542                      --
                                                               2003        1.000           1.263                      --

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2004        1.175           1.364                  10,115
                                                               2003        1.000           1.175                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2004        1.161           1.319                      --
                                                               2003        1.000           1.161                      --

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)                               2004        1.119           1.192                      --
                                                               2003        1.000           1.119                      --

   Diversified Strategic Income Portfolio (7/00)               2004        1.057           1.105                  45,255
                                                               2003        1.000           1.057                      --

   Equity Index Portfolio - Class II Shares (6/00)             2004        1.130           1.219                  54,008
                                                               2003        1.000           1.130                      --

   Fundamental Value Portfolio (6/00)                          2004        1.169           1.238                      --
                                                               2003        1.000           1.169                      --

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        1.142           1.347                      --
                                                               2003        1.000           1.142                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.173           1.320                   4,856
                                                               2003        1.000           1.173                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.140           1.258                      --
                                                               2003        1.000           1.140                      --

   Mid-Cap Value Portfolio (5/03)                              2004        1.156           1.404                  16,199
                                                               2003        1.000           1.156                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.074           1.201                      --
                                                               2003        1.000           1.074                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.067           1.199                      --
                                                               2003        1.000           1.067                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.046           1.115                  10,245
                                                               2003        1.000           1.046                      --

   Total Return Portfolio - Administrative Class (5/01)        2004        1.024           1.052                   4,979
                                                               2003        1.000           1.024                      --

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.180           1.343                      --
                                                               2003        1.000           1.180                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.236           1.528                      --
                                                               2003        1.000           1.236                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2004        1.170           1.241                      --
                                                               2003        1.000           1.170                      --

   Investors Fund - Class I (1/01)                             2004        1.147           1.240                      --
                                                               2003        1.000           1.147                      --

   Small Cap Growth Fund - Class I (3/00)                      2004        1.236           1.394                      --
                                                               2003        1.000           1.236                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        1.101           1.115                      --
                                                               2003        1.000           1.101                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2004        1.151           1.160                      --
                                                               2003        1.000           1.151                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2004        1.129           1.179                 241,112
                                                               2003        1.000           1.129                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2004        1.089           1.120                 102,335
                                                               2003        1.000           1.089                      --

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2004        1.140           1.231                      --
                                                               2003        1.000           1.140                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2004        1.122           1.173                  23,773
                                                               2003        1.000           1.122                      --

The Travelers Series Trust
   Equity Income Portfolio (10/00)                             2004        1.132           1.218                      --
                                                               2003        1.000           1.132                      --

   Large Cap Portfolio (6/00)                                  2004        1.123           1.172                      --
                                                               2003        1.000           1.123                      --

   Lazard International Stock Portfolio (3/02)                 2004        1.158           1.313                      --
                                                               2003        1.000           1.158                      --

   Merrill Lynch Large Cap Core Portfolio (6/00)               2004        1.090           1.236                      --
                                                               2003        1.000           1.090                      --

   MFS Emerging Growth Portfolio (2/00)                        2004        1.105           1.220                      --
                                                               2003        1.000           1.105                      --

   MFS Value Portfolio (5/04)                                  2004        1.000           1.117                      --

   Pioneer Fund Portfolio (5/03)                               2004        1.127           1.226                      --
                                                               2003        1.000           1.127                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        1.136           1.185                      --
                                                               2003        1.000           1.136                      --

   MFS Total Return Portfolio (7/00)                           2004        1.078           1.177                   9,432
                                                               2003        1.000           1.078                      --

                        CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Pioneer Strategic Income Portfolio (5/04)                   2004        1.000           1.091                      --

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.997           0.988                      --
                                                               2003        1.000           0.997                      --

   Smith Barney Aggressive Growth Portfolio (3/00)             2004        1.136           1.223                  12,861
                                                               2003        1.000           1.136                      --

   Smith Barney High Income Portfolio (8/00)                   2004        1.101           1.191                  58,956
                                                               2003        1.000           1.101                      --

   Smith Barney Large Capitalization Growth Portfolio (2/00)   2004        1.169           1.148                      --
                                                               2003        1.000           1.169                      --

   Smith Barney Mid Cap Core Portfolio (4/00)                  2004        1.158           1.252                      --
                                                               2003        1.000           1.158                      --

   Smith Barney Money Market Portfolio (2/00)                  2004        0.994           0.982                      --
                                                               2003        1.000           0.994                      --

   Strategic Equity Portfolio (6/00)                           2004        1.116           1.205                      --
                                                               2003        1.000           1.116                      --

   Travelers Managed Income Portfolio (7/00)                   2004        1.029           1.036                  21,513
                                                               2003        1.000           1.029                      --

   Van Kampen Enterprise Portfolio (4/00)                      2004        1.128           1.148                      --
                                                               2003        1.000           1.128                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (2/00)           2004        1.115           1.169                      --
                                                               2003        1.000           1.115                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        1.234           1.397                      --
                                                               2003        1.000           1.234                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (5/00)              2004        1.141           1.288                  21,572
                                                               2003        1.000           1.141                      --

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (3/02)                  2004        1.198           1.462                      --
                                                               2003        1.000           1.198                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.15%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2004        1.242           1.352                      --
                                                               2003        0.960           1.242                      --
                                                               2002        1.000           0.960                      --

   AllianceBernstein Premier Growth Portfolio -
   Class B (2/00)                                              2004        1.144           1.213                  91,022
                                                               2003        0.948           1.144                      --
                                                               2002        1.000           0.948                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2004        1.303           1.448                 440,414
                                                               2003        0.984           1.303                  55,238
                                                               2002        1.000           0.984                      --

   Growth Fund - Class 2 Shares (2/00)                         2004        1.286           1.416               1,059,551
                                                               2003        0.960           1.286                  99,932
                                                               2002        1.000           0.960                      --

   Growth-Income Fund - Class 2 Shares (2/00)                  2004        1.259           1.360                 945,214
                                                               2003        0.971           1.259                  66,778
                                                               2002        1.000           0.971                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (2/00)             2004        1.301           1.420                      --
                                                               2003        0.969           1.301                      --
                                                               2002        1.000           0.969                      --

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.218           1.342                 164,481
                                                               2003        0.994           1.218                   6,136
                                                               2002        1.000           0.994                      --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.441           1.759                 141,585
                                                               2003        1.000           1.441                  54,560

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2004        1.279           1.484                  93,506
                                                               2003        0.989           1.279                      --
                                                               2002        1.000           0.989                      --

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2004        1.263           1.434                 331,135
                                                               2003        0.976           1.263                 124,930
                                                               2002        1.000           0.976                      --

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)                               2004        1.191           1.268                      --
                                                               2003        0.977           1.191                      --
                                                               2002        1.000           0.977                      --

   Diversified Strategic Income Portfolio (7/00)               2004        1.105           1.154                      --
                                                               2003        1.010           1.105                      --
                                                               2002        1.000           1.010                      --

   Equity Index Portfolio - Class II Shares (6/00)             2004        1.209           1.304                 393,773
                                                               2003        0.967           1.209                 143,964
                                                               2002        1.000           0.967                      --

   Fundamental Value Portfolio (6/00)                          2004        1.310           1.388                      --
                                                               2003        0.966           1.310                      --
                                                               2002        1.000           0.966                      --

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        1.296           1.529                      --
                                                               2003        0.983           1.296                      --
                                                               2002        1.000           0.983                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.329           1.495                 113,336
                                                               2003        1.000           1.329                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.238           1.365                 163,189
                                                               2003        1.000           1.238                   6,050

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Mid-Cap Value Portfolio (5/03)                              2004        1.253           1.522                 114,516
                                                               2003        1.000           1.253                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.073           1.200                  73,133
                                                               2003        1.000           1.073                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.067           1.198                 139,483
                                                               2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.043           1.111                 214,161
                                                               2003        1.000           1.043                      --

   Total Return Portfolio - Administrative Class (5/01)        2004        1.040           1.068                 714,714
                                                               2003        1.012           1.040                  27,193
                                                               2002        1.000           1.012                      --

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.251           1.422                   3,198
                                                               2003        0.994           1.251                      --
                                                               2002        1.000           0.994                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.431           1.767                 203,643
                                                               2003        0.977           1.431                  82,176
                                                               2002        1.000           0.977                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2004        1.306           1.385                 267,262
                                                               2003        0.960           1.306                  59,804
                                                               2002        1.000           0.960                      --

   Investors Fund - Class I (1/01)                             2004        1.241           1.341                  70,944
                                                               2003        0.958           1.241                      --
                                                               2002        1.000           0.958                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Small Cap Growth Fund - Class I (3/00)                      2004        1.413           1.592                 156,147
                                                               2003        0.970           1.413                   9,472
                                                               2002        1.000           0.970                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        1.164           1.178                      --
                                                               2003        0.963           1.164                      --
                                                               2002        1.000           0.963                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2004        1.261           1.270                      --
                                                               2003        0.960           1.261                      --
                                                               2002        1.000           0.960                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2004        1.247           1.301                  80,817
                                                               2003        0.969           1.247                      --
                                                               2002        1.000           0.969                      --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2004        1.169           1.201                  23,285
                                                               2003        0.979           1.169                      --
                                                               2002        1.000           0.979                      --

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2004        1.239           1.337                      --
                                                               2003        0.962           1.239                      --
                                                               2002        1.000           0.962                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2004        1.214           1.268                      --
                                                               2003        0.961           1.214                      --
                                                               2002        1.000           0.961                      --

The Travelers Series Trust
   Equity Income Portfolio (10/00)                             2004        1.230           1.323                 207,293
                                                               2003        0.958           1.230                  36,353
                                                               2002        1.000           0.958                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Large Cap Portfolio (6/00)                                  2004        1.179           1.230                  71,256
                                                               2003        0.967           1.179                      --
                                                               2002        1.000           0.967                      --

   Lazard International Stock Portfolio (3/02)                 2004        1.260           1.428                 157,537
                                                               2003        1.001           1.260                      --
                                                               2002        1.000           1.001                      --

   Merrill Lynch Large Cap Core Portfolio (6/00)               2004        1.154           1.309                  66,131
                                                               2003        0.973           1.154                      --
                                                               2002        1.000           0.973                      --

   MFS Emerging Growth Portfolio (2/00)                        2004        1.227           1.354                  12,107
                                                               2003        0.971           1.227                      --
                                                               2002        1.000           0.971                      --

   MFS Value Portfolio (5/04)                                  2004        1.000           1.117                   9,859

   Pioneer Fund Portfolio (5/03)                               2004        1.211           1.317                   3,791
                                                               2003        1.000           1.211                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        1.224           1.275                 122,713
                                                               2003        0.967           1.224                   2,233
                                                               2002        1.000           0.967                      --

   MFS Total Return Portfolio (7/00)                           2004        1.124           1.226               1,076,462
                                                               2003        0.986           1.124                  63,220
                                                               2002        1.000           0.986                      --

   Pioneer Strategic Income Portfolio (5/04)                   2004        1.000           1.090                 103,830

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.997           0.987                  96,297
                                                               2003        1.000           0.997                      --

   Smith Barney Aggressive Growth Portfolio (3/00)             2004        1.252           1.347                      --
                                                               2003        0.951           1.252                      --
                                                               2002        1.000           0.951                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Smith Barney High Income Portfolio (8/00)                   2004        1.257           1.359                   7,657
                                                               2003        1.007           1.257                      --
                                                               2002        1.000           1.007                      --

   Smith Barney Large Capitalization Growth Portfolio (2/00)   2004        1.366           1.342                      --
                                                               2003        0.946           1.366                      --
                                                               2002        1.000           0.946                      --

   Smith Barney Mid Cap Core Portfolio (4/00)                  2004        1.240           1.341                      --
                                                               2003        0.977           1.240                      --
                                                               2002        1.000           0.977                      --

   Smith Barney Money Market Portfolio (2/00)                  2004        0.985           0.972                      --
                                                               2003        0.999           0.985                      --
                                                               2002        1.000           0.999                      --

   Strategic Equity Portfolio (6/00)                           2004        1.258           1.357                  23,249
                                                               2003        0.969           1.258                      --
                                                               2002        1.000           0.969                      --

   Travelers Managed Income Portfolio (7/00)                   2004        1.076           1.083                      --
                                                               2003        1.014           1.076                      --
                                                               2002        1.000           1.014                      --

   Van Kampen Enterprise Portfolio (4/00)                      2004        1.188           1.207                      --
                                                               2003        0.966           1.188                      --
                                                               2002        1.000           0.966                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (2/00)           2004        1.196           1.253                      --
                                                               2003        0.959           1.196                      --
                                                               2002        1.000           0.959                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        1.354           1.532                      --
                                                               2003        0.974           1.354                      --
                                                               2002        1.000           0.974                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (5/00)              2004        1.246           1.406                  15,205
                                                               2003        0.991           1.246                      --
                                                               2002        1.000           0.991                      --

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (3/02)                  2004        1.334           1.628                 257,511
                                                               2003        0.986           1.334                      --
                                                               2002        1.000           0.986                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.20%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2004        1.119           1.218                   6,602
                                                               2003        1.000           1.119                      --

   AllianceBernstein Premier Growth Portfolio -
   Class B (2/00)                                              2004        1.092           1.158                      --
                                                               2003        1.000           1.092                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2004        1.187           1.318                   8,440
                                                               2003        1.000           1.187                      --

   Growth Fund - Class 2 Shares (2/00)                         2004        1.148           1.264                  16,435
                                                               2003        1.000           1.148                      --

   Growth-Income Fund - Class 2 Shares (2/00)                  2004        1.146           1.238                  22,121
                                                               2003        1.000           1.146                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (2/00)             2004        1.192           1.300                      --
                                                               2003        1.000           1.192                      --

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.117           1.230                      --
                                                               2003        1.000           1.117                      --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.262           1.540                      --
                                                               2003        1.000           1.262                      --

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2004        1.175           1.362                      --
                                                               2003        1.000           1.175                      --

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2004        1.161           1.317                      --
                                                               2003        1.000           1.161                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Greenwich Street Series Fund
   Appreciation Portfolio (6/00)                               2004        1.119           1.191                  44,636
                                                               2003        1.000           1.119                      --

   Diversified Strategic Income Portfolio (7/00)               2004        1.057           1.104                      --
                                                               2003        1.000           1.057                      --

   Equity Index Portfolio - Class II Shares (6/00)             2004        1.129           1.218                      --
                                                               2003        1.000           1.129                      --

   Fundamental Value Portfolio (6/00)                          2004        1.168           1.237                  24,257
                                                               2003        1.000           1.168                      --

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        1.141           1.345                      --
                                                               2003        1.000           1.141                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.172           1.318                      --
                                                               2003        1.000           1.172                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.140           1.256                      --
                                                               2003        1.000           1.140                      --

   Mid-Cap Value Portfolio (5/03)                              2004        1.155           1.402                      --
                                                               2003        1.000           1.155                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.073           1.199                      --
                                                               2003        1.000           1.073                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.067           1.197                  23,905
                                                               2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.045           1.114                      --
                                                               2003        1.000           1.045                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Total Return Portfolio - Administrative Class (5/01)        2004        1.024           1.051                   4,240
                                                               2003        1.000           1.024                      --

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.180           1.341                      --
                                                               2003        1.000           1.180                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.236           1.526                      --
                                                               2003        1.000           1.236                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2004        1.169           1.239                   8,725
                                                               2003        1.000           1.169                      --

   Investors Fund - Class I (1/01)                             2004        1.146           1.238                      --
                                                               2003        1.000           1.146                      --

   Small Cap Growth Fund - Class I (3/00)                      2004        1.236           1.392                      --
                                                               2003        1.000           1.236                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        1.101           1.113                      --
                                                               2003        1.000           1.101                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2004        1.151           1.158                      --
                                                               2003        1.000           1.151                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2004        1.128           1.177                      --
                                                               2003        1.000           1.128                      --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2004        1.088           1.118                  32,569
                                                               2003        1.000           1.088                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2004        1.140           1.229                 356,993
                                                               2003        1.000           1.140                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2004        1.122           1.171                   7,498
                                                               2003        1.000           1.122                      --

The Travelers Series Trust
   Equity Income Portfolio (10/00)                             2004        1.132           1.217                      --
                                                               2003        1.000           1.132                      --

   Large Cap Portfolio (6/00)                                  2004        1.123           1.170                      --
                                                               2003        1.000           1.123                      --

   Lazard International Stock Portfolio (3/02)                 2004        1.158           1.311                      --
                                                               2003        1.000           1.158                      --

   Merrill Lynch Large Cap Core Portfolio (6/00)               2004        1.089           1.235                      --
                                                               2003        1.000           1.089                      --

   MFS Emerging Growth Portfolio (2/00)                        2004        1.105           1.218                      --
                                                               2003        1.000           1.105                      --

   MFS Value Portfolio (5/04)                                  2004        1.000           1.116                      --

   Pioneer Fund Portfolio (5/03)                               2004        1.126           1.225                      --
                                                               2003        1.000           1.126                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        1.136           1.184                      --
                                                               2003        1.000           1.136                      --

   MFS Total Return Portfolio (7/00)                           2004        1.078           1.176                   4,470
                                                               2003        1.000           1.078                      --

   Pioneer Strategic Income Portfolio (5/04)                   2004        1.000           1.090                   7,982

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.997           0.987                   7,585
                                                               2003        1.000           0.997                      --

   Smith Barney Aggressive Growth Portfolio (3/00)             2004        1.135           1.221                      --
                                                               2003        1.000           1.135                      --

   Smith Barney High Income Portfolio (8/00)                   2004        1.101           1.189                  86,793
                                                               2003        1.000           1.101                      --

   Smith Barney Large Capitalization Growth Portfolio (2/00)   2004        1.168           1.147                      --
                                                               2003        1.000           1.168                      --

   Smith Barney Mid Cap Core Portfolio (4/00)                  2004        1.158           1.251                      --
                                                               2003        1.000           1.158                      --

   Smith Barney Money Market Portfolio (2/00)                  2004        0.994           0.981                  29,273
                                                               2003        1.000           0.994                      --

   Strategic Equity Portfolio (6/00)                           2004        1.116           1.203                      --
                                                               2003        1.000           1.116                      --

   Travelers Managed Income Portfolio (7/00)                   2004        1.029           1.035                  20,659
                                                               2003        1.000           1.029                      --

   Van Kampen Enterprise Portfolio (4/00)                      2004        1.128           1.146                      --
                                                               2003        1.000           1.128                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (2/00)           2004        1.115           1.167                      --
                                                               2003        1.000           1.115                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        1.234           1.395                      --
                                                               2003        1.000           1.234                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (5/00)              2004        1.140           1.287                      --
                                                               2003        1.000           1.140                      --

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (3/02)                  2004        1.197           1.460                      --
                                                               2003        1.000           1.197                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.25%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2004        1.241           1.349                 671,346
                                                               2003        0.960           1.241                 324,534

   AllianceBernstein Premier Growth Portfolio -
   Class B (2/00)                                              2004        1.143           1.211                 216,941
                                                               2003        0.948           1.143                  66,077

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2004        1.302           1.445               3,301,874
                                                               2003        0.984           1.302                 560,403

   Growth Fund - Class 2 Shares (2/00)                         2004        1.285           1.413               9,273,858
                                                               2003        0.960           1.285               2,482,245

   Growth-Income Fund - Class 2 Shares (2/00)                  2004        1.257           1.357              12,269,497
                                                               2003        0.971           1.257               2,985,394

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (2/00)             2004        1.300           1.417               1,111,279
                                                               2003        0.969           1.300                 297,552

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.217           1.340               2,095,459
                                                               2003        0.994           1.217                 723,595

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.440           1.756                 466,250
                                                               2003        1.000           1.440                  91,391

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2004        1.278           1.481               2,330,211
                                                               2003        0.989           1.278                 519,279

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2004        1.262           1.431                 594,562
                                                               2003        0.976           1.262                 206,659
                                                               2002        1.000           0.976                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Greenwich Street Series Fund
   Appreciation Portfolio (6/00)                               2004        1.190           1.265               4,141,171
                                                               2003        0.977           1.190               1,561,246

   Diversified Strategic Income Portfolio (7/00)               2004        1.103           1.152               2,920,201
                                                               2003        1.010           1.103                 887,819

   Equity Index Portfolio - Class II Shares (6/00)             2004        1.208           1.302               2,252,137
                                                               2003        0.967           1.208               1,148,700

   Fundamental Value Portfolio (6/00)                          2004        1.309           1.385               8,216,033
                                                               2003        0.966           1.309               2,834,488

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        1.295           1.525                  17,001
                                                               2003        0.983           1.295                   9,106

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.328           1.492                 512,682
                                                               2003        1.000           1.328                  58,521

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.237           1.363               1,226,122
                                                               2003        1.000           1.237                 154,434

   Mid-Cap Value Portfolio (5/03)                              2004        1.252           1.519               1,430,939
                                                               2003        1.000           1.252                 131,586

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.073           1.199                 200,346
                                                               2003        1.000           1.073                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.067           1.197                 213,448
                                                               2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.042           1.110               2,075,669
                                                               2003        1.000           1.042                 364,430

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Total Return Portfolio - Administrative Class (5/01)        2004        1.039           1.066              11,030,522
                                                               2003        1.012           1.039               4,444,217

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.249           1.420                 507,731
                                                               2003        0.994           1.249                 378,045

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.429           1.764                 802,610
                                                               2003        0.977           1.429                 446,380

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2004        1.305           1.382               2,835,223
                                                               2003        0.960           1.305               1,303,133

   Investors Fund - Class I (1/01)                             2004        1.240           1.338               1,547,557
                                                               2003        0.958           1.240                 657,293

   Small Cap Growth Fund - Class I (3/00)                      2004        1.412           1.589                 681,109
                                                               2003        0.970           1.412                 195,339

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        1.163           1.175                 499,442
                                                               2003        0.963           1.163                 171,776

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2004        1.260           1.268                  30,641
                                                               2003        0.960           1.260                  15,353

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2004        1.245           1.299              14,950,399
                                                               2003        0.969           1.245               3,309,858
                                                               2002        1.000           0.969                      --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2004        1.168           1.199              13,207,492
                                                               2003        0.979           1.168               2,672,484
                                                               2002        1.000           0.979                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2004        1.238           1.335               2,387,094
                                                               2003        0.962           1.238                 490,264
                                                               2002        1.000           0.962                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2004        1.213           1.266               1,741,885
                                                               2003        0.961           1.213                 576,357
                                                               2002        1.000           0.961                      --

The Travelers Series Trust
   Equity Income Portfolio (10/00)                             2004        1.229           1.320               2,356,302
                                                               2003        0.958           1.229                 933,491

   Large Cap Portfolio (6/00)                                  2004        1.178           1.227                 638,667
                                                               2003        0.966           1.178                 246,621

   Lazard International Stock Portfolio (3/02)                 2004        1.259           1.425                 820,537
                                                               2003        1.001           1.259                  85,856

   Merrill Lynch Large Cap Core Portfolio (6/00)               2004        1.153           1.306                 236,555
                                                               2003        0.973           1.153                 123,529

   MFS Emerging Growth Portfolio (2/00)                        2004        1.226           1.351                 237,712
                                                               2003        0.971           1.226                 131,311

   MFS Value Portfolio (5/04)                                  2004        1.000           1.116                 152,817

   Pioneer Fund Portfolio (5/03)                               2004        1.210           1.315                 202,670
                                                               2003        1.000           1.210                   4,367

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        1.222           1.273                 433,213
                                                               2003        0.967           1.222                 173,834

   MFS Total Return Portfolio (7/00)                           2004        1.123           1.224               8,449,630
                                                               2003        0.986           1.123               3,040,252

   Pioneer Strategic Income Portfolio (5/04)                   2004        1.000           1.089                 438,335

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.997           0.986               1,892,813
                                                               2003        1.000           0.997                  14,435

   Smith Barney Aggressive Growth Portfolio (3/00)             2004        1.250           1.344               8,924,780
                                                               2003        0.951           1.250               2,994,791

   Smith Barney High Income Portfolio (8/00)                   2004        1.256           1.356               3,993,608
                                                               2003        1.007           1.256               1,647,756

   Smith Barney Large Capitalization Growth Portfolio (2/00)   2004        1.365           1.339               3,125,256
                                                               2003        0.946           1.365               1,176,777

   Smith Barney Mid Cap Core Portfolio (4/00)                  2004        1.239           1.338               1,628,496
                                                               2003        0.977           1.239                 733,971

   Smith Barney Money Market Portfolio (2/00)                  2004        0.984           0.970               2,251,784
                                                               2003        0.999           0.984                 888,448

   Strategic Equity Portfolio (6/00)                           2004        1.256           1.354                 421,151
                                                               2003        0.969           1.256                 331,406

   Travelers Managed Income Portfolio (7/00)                   2004        1.075           1.081               4,415,032
                                                               2003        1.014           1.075               1,389,623

   Van Kampen Enterprise Portfolio (4/00)                      2004        1.186           1.205                 112,094
                                                               2003        0.966           1.186                 157,881

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (2/00)           2004        1.195           1.250                 104,386
                                                               2003        0.959           1.195                  55,188

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        1.353           1.529                 361,221
                                                               2003        0.974           1.353                 162,355

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (5/00)              2004        1.244           1.403               3,260,531
                                                               2003        0.991           1.244               1,112,778

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (3/02)                  2004        1.333           1.625               2,561,023
                                                               2003        0.986           1.333                 731,326

                                      NOTES

Effective 07/26/2004 Merrill Lynch Variable Series Funds, Inc.: Merrill Lynch Small Cap Value V.I. Fund - Class III changed its name to Merrill Lynch Series Fund, Inc.: Merrill Lynch Value Opportunities V.I. Fund - Class III

Effective 11/01/2004 Smith Barney Investment Series: Smith Barney Large Cap Core Portfolio changed its name to Smith Barney Investment Series: Smith Barney Dividend Strategy Portfolio

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2004.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulate unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Putnam Variable Trust: Putnam VT International Equity Fund - Class IB Shares is no longer available to new contract holders.

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.00%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2004        1.244           1.356                   7,914
                                                               2003        0.960           1.244                      --

   AllianceBernstein Premier Growth Portfolio -
   Class B (2/00)                                              2004        1.146           1.217                      --
                                                               2003        0.948           1.146                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2004        1.305           1.452                  16,089
                                                               2003        0.984           1.305                      --

   Growth Fund - Class 2 Shares (2/00)                         2004        1.288           1.420                  59,168
                                                               2003        0.961           1.288                   2,719

   Growth-Income Fund - Class 2 Shares (2/00)                  2004        1.261           1.364                  71,798
                                                               2003        0.971           1.261                  16,467

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (2/00)             2004        1.303           1.424                      --
                                                               2003        0.969           1.303                      --

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.220           1.347                  10,810
                                                               2003        0.994           1.220                      --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.442           1.763                   1,778
                                                               2003        1.000           1.442                      --

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2004        1.281           1.489                  29,054
                                                               2003        0.989           1.281                  24,859

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2004        1.265           1.438                   1,328
                                                               2003        0.976           1.265                      --
                                                               2002        1.000           0.976                      --

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)                               2004        1.193           1.272                  21,342
                                                               2003        0.977           1.193                      --

   Diversified Strategic Income Portfolio (7/00)               2004        1.106           1.158                   2,319
                                                               2003        1.010           1.106                      --

   Equity Index Portfolio - Class II Shares (6/00)             2004        1.211           1.308                   3,152
                                                               2003        0.967           1.211                      --

   Fundamental Value Portfolio (6/00)                          2004        1.312           1.392                  15,869
                                                               2003        0.966           1.312                     832

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        1.298           1.533                      --
                                                               2003        0.983           1.298                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.330           1.498                   2,221
                                                               2003        1.000           1.330                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.239           1.369                      --
                                                               2003        1.000           1.239                      --

   Mid-Cap Value Portfolio (5/03)                              2004        1.255           1.525                   6,621
                                                               2003        1.000           1.255                     574

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.074           1.202                      --
                                                               2003        1.000           1.074                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.067           1.200                   9,982
                                                               2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.044           1.114                  61,268
                                                               2003        1.000           1.044                  29,542

   Total Return Portfolio - Administrative Class (5/01)        2004        1.042           1.071                  31,435
                                                               2003        1.012           1.042                  14,239

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.253           1.427                      --
                                                               2003        0.994           1.253                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.433           1.773                      --
                                                               2003        0.977           1.433                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2004        1.308           1.389                      --
                                                               2003        0.960           1.308                      --

   Investors Fund - Class I (1/01)                             2004        1.243           1.345                      --
                                                               2003        0.958           1.243                      --

   Small Cap Growth Fund - Class I (3/00)                      2004        1.415           1.597                   1,205
                                                               2003        0.970           1.415                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        1.166           1.181                      --
                                                               2003        0.963           1.166                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2004        1.263           1.274                      --
                                                               2003        0.960           1.263                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2004        1.249           1.305                 167,138
                                                               2003        0.969           1.249                 152,451
                                                               2002        1.000           0.969                      --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2004        1.171           1.205                 146,527
                                                               2003        0.979           1.171                  72,172
                                                               2002        1.000           0.979                      --

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2004        1.241           1.341                 202,906
                                                               2003        0.963           1.241                      --
                                                               2002        1.000           0.963                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2004        1.216           1.272                      --
                                                               2003        0.962           1.216                      --
                                                               2002        1.000           0.962                      --

The Travelers Series Trust
   Equity Income Portfolio (10/00)                             2004        1.232           1.327                      --
                                                               2003        0.958           1.232                      --

   Large Cap Portfolio (6/00)                                  2004        1.181           1.233                   3,521
                                                               2003        0.967           1.181                     616

   Lazard International Stock Portfolio (3/02)                 2004        1.262           1.432                      --
                                                               2003        1.001           1.262                      --

   Merrill Lynch Large Cap Core Portfolio (6/00)               2004        1.156           1.313                      --
                                                               2003        0.973           1.156                      --

   MFS Emerging Growth Portfolio (2/00)                        2004        1.229           1.358                   1,415
                                                               2003        0.971           1.229                      --

   MFS Value Portfolio (5/04)                                  2004        1.000           1.118                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Pioneer Fund Portfolio (5/03)                               2004        1.212           1.320                      --
                                                               2003        1.000           1.212                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        1.226           1.279                      --
                                                               2003        0.967           1.226                      --

   MFS Total Return Portfolio (7/00)                           2004        1.126           1.230                   3,680
                                                               2003        0.986           1.126                     635

   Pioneer Strategic Income Portfolio (5/04)                   2004        1.000           1.091                  34,210

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.998           0.989                   2,514
                                                               2003        1.000           0.998                      --

   Smith Barney Aggressive Growth Portfolio (3/00)             2004        1.254           1.351                   2,707
                                                               2003        0.951           1.254                      --

   Smith Barney High Income Portfolio (8/00)                   2004        1.259           1.363                  40,792
                                                               2003        1.007           1.259                      --

   Smith Barney Large Capitalization Growth Portfolio (2/00)   2004        1.369           1.346                   9,394
                                                               2003        0.946           1.369                      --

   Smith Barney Mid Cap Core Portfolio (4/00)                  2004        1.242           1.345                  14,742
                                                               2003        0.977           1.242                      --

   Smith Barney Money Market Portfolio (2/00)                  2004        0.986           0.975                  27,896
                                                               2003        1.000           0.986                      --

   Strategic Equity Portfolio (6/00)                           2004        1.260           1.361                      --
                                                               2003        0.969           1.260                      --

   Travelers Managed Income Portfolio (7/00)                   2004        1.078           1.087                  22,533
                                                               2003        1.014           1.078                   1,913

   Van Kampen Enterprise Portfolio (4/00)                      2004        1.190           1.211                      --
                                                               2003        0.966           1.190                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (2/00)           2004        1.198           1.257                      --
                                                               2003        0.959           1.198                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        1.356           1.537                      --
                                                               2003        0.974           1.356                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (5/00)              2004        1.247           1.410                   2,113
                                                               2003        0.991           1.247                      --

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (3/02)                  2004        1.336           1.633                   8,965
                                                               2003        0.986           1.336                     536

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.05%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2004        1.016           1.107                      --
                                                               2003        0.785           1.016                      --

   AllianceBernstein Premier Growth Portfolio -
   Class B (2/00)                                              2004        0.968           1.028                      --
                                                               2003        0.801           0.968                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2004        1.316           1.463                  45,727
                                                               2003        0.993           1.316                      --

   Growth Fund - Class 2 Shares (2/00)                         2004        1.227           1.353                 224,757
                                                               2003        0.916           1.227                  13,689

   Growth-Income Fund - Class 2 Shares (2/00)                  2004        1.186           1.282                 141,724
                                                               2003        0.914           1.186                  88,389

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (2/00)             2004        1.153           1.259                   7,904
                                                               2003        0.857           1.153                      --

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.031           1.138                  62,851
                                                               2003        0.841           1.031                      --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.442           1.761                  27,878
                                                               2003        1.000           1.442                   4,181

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2004        1.172           1.361                  66,369
                                                               2003        0.904           1.172                  10,166

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2004        1.020           1.160                   1,140
                                                               2003        0.788           1.020                      --
                                                               2002        1.000           0.788                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Greenwich Street Series Fund
   Appreciation Portfolio (6/00)                               2004        1.120           1.194                  96,922
                                                               2003        0.918           1.120                      --

   Diversified Strategic Income Portfolio (7/00)               2004        1.137           1.189                  41,948
                                                               2003        1.039           1.137                      --

   Equity Index Portfolio - Class II Shares (6/00)             2004        1.086           1.173                  24,381
                                                               2003        0.867           1.086                      --

   Fundamental Value Portfolio (6/00)                          2004        1.227           1.301                  78,557
                                                               2003        0.904           1.227                      --

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        1.076           1.270                      --
                                                               2003        0.815           1.076                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.330           1.497                  11,540
                                                               2003        1.000           1.330                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.239           1.368                  69,261
                                                               2003        1.000           1.239                  71,566

   Mid-Cap Value Portfolio (5/03)                              2004        1.254           1.524                  66,625
                                                               2003        1.000           1.254                  13,602

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.074           1.201                      --
                                                               2003        1.000           1.074                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.067           1.199                   1,538
                                                               2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.043           1.113                 171,050
                                                               2003        1.000           1.043                  78,471

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Total Return Portfolio - Administrative Class (5/01)        2004        1.102           1.132                 164,259
                                                               2003        1.071           1.102                      --

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.155           1.315                      --
                                                               2003        0.917           1.155                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.433           1.771                  15,588
                                                               2003        0.977           1.433                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2004        1.127           1.196                   9,549
                                                               2003        0.827           1.127                      --

   Investors Fund - Class I (1/01)                             2004        1.107           1.197                   9,435
                                                               2003        0.854           1.107                      --

   Small Cap Growth Fund - Class I (3/00)                      2004        1.171           1.320                  56,224
                                                               2003        0.802           1.171                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        0.989           1.001                      --
                                                               2003        0.817           0.989                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2004        1.130           1.139                      --
                                                               2003        0.859           1.130                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2004        1.365           1.426                 159,891
                                                               2003        1.060           1.365                  79,503
                                                               2002        1.000           1.060                      --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2004        1.238           1.274                 273,574
                                                               2003        1.037           1.238                  34,419
                                                               2002        1.000           1.037                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2004        1.382           1.493                 130,088
                                                               2003        1.073           1.382                      --
                                                               2002        1.000           1.073                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2004        1.349           1.411                  24,670
                                                               2003        1.068           1.349                      --
                                                               2002        1.000           1.068                      --

The Travelers Series Trust
   Equity Income Portfolio (10/00)                             2004        1.224           1.317                  52,584
                                                               2003        0.952           1.224                  35,771

   Large Cap Portfolio (6/00)                                  2004        1.050           1.096                      --
                                                               2003        0.860           1.050                      --

   Lazard International Stock Portfolio (3/02)                 2004        1.060           1.202                  30,586
                                                               2003        0.842           1.060                      --

   Merrill Lynch Large Cap Core Portfolio (6/00)               2004        1.002           1.137                  33,831
                                                               2003        0.844           1.002                      --

   MFS Emerging Growth Portfolio (2/00)                        2004        0.993           1.096                      --
                                                               2003        0.785           0.993                      --

   MFS Value Portfolio (5/04)                                  2004        1.000           1.117                   8,567

   Pioneer Fund Portfolio (5/03)                               2004        1.212           1.319                   1,735
                                                               2003        1.000           1.212                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        1.139           1.189                      --
                                                               2003        0.899           1.139                      --

   MFS Total Return Portfolio (7/00)                           2004        1.144           1.250                  46,257
                                                               2003        1.002           1.144                  74,835

   Pioneer Strategic Income Portfolio (5/04)                   2004        1.000           1.091                  30,316

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.997           0.989                      --
                                                               2003        1.000           0.997                      --

   Smith Barney Aggressive Growth Portfolio (3/00)             2004        1.054           1.136                  92,170
                                                               2003        0.800           1.054                      --

   Smith Barney High Income Portfolio (8/00)                   2004        1.228           1.329                  18,983
                                                               2003        0.983           1.228                      --

   Smith Barney Large Capitalization Growth Portfolio (2/00)   2004        1.258           1.237                 112,011
                                                               2003        0.870           1.258                      --

   Smith Barney Mid Cap Core Portfolio (4/00)                  2004        1.241           1.343                  14,847
                                                               2003        0.976           1.241                      --

   Smith Barney Money Market Portfolio (2/00)                  2004        0.978           0.967                  32,120
                                                               2003        0.992           0.978                      --

   Strategic Equity Portfolio (6/00)                           2004        0.970           1.047                      --
                                                               2003        0.747           0.970                      --

   Travelers Managed Income Portfolio (7/00)                   2004        1.042           1.050                 117,811
                                                               2003        0.981           1.042                      --

   Van Kampen Enterprise Portfolio (4/00)                      2004        1.016           1.034                      --
                                                               2003        0.826           1.016                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (2/00)           2004        0.935           0.981                      --
                                                               2003        0.750           0.935                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        1.231           1.394                  15,034
                                                               2003        0.885           1.231                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (5/00)              2004        1.248           1.410                  13,584
                                                               2003        0.992           1.248                  13,584

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (3/02)                  2004        1.155           1.411                  46,989
                                                               2003        0.853           1.155                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.20%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2004        1.119           1.218                   6,602
                                                               2003        1.000           1.119                      --

   AllianceBernstein Premier Growth Portfolio -
   Class B (2/00)                                              2004        1.092           1.158                      --
                                                               2003        1.000           1.092                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2004        1.187           1.318                   8,440
                                                               2003        1.000           1.187                      --

   Growth Fund - Class 2 Shares (2/00)                         2004        1.148           1.264                  16,435
                                                               2003        1.000           1.148                      --

   Growth-Income Fund - Class 2 Shares (2/00)                  2004        1.146           1.238                  22,121
                                                               2003        1.000           1.146                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (2/00)             2004        1.192           1.300                      --
                                                               2003        1.000           1.192                      --

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.117           1.230                      --
                                                               2003        1.000           1.117                      --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.262           1.540                      --
                                                               2003        1.000           1.262                      --

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2004        1.175           1.362                      --
                                                               2003        1.000           1.175                      --

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2004        1.161           1.317                      --
                                                               2003        1.000           1.161                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Greenwich Street Series Fund
   Appreciation Portfolio (6/00)                               2004        1.119           1.191                  44,636
                                                               2003        1.000           1.119                      --

   Diversified Strategic Income Portfolio (7/00)               2004        1.057           1.104                      --
                                                               2003        1.000           1.057                      --

   Equity Index Portfolio - Class II Shares (6/00)             2004        1.129           1.218                      --
                                                               2003        1.000           1.129                      --

   Fundamental Value Portfolio (6/00)                          2004        1.168           1.237                  24,257
                                                               2003        1.000           1.168                      --

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        1.141           1.345                      --
                                                               2003        1.000           1.141                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.172           1.318                      --
                                                               2003        1.000           1.172                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.140           1.256                      --
                                                               2003        1.000           1.140                      --

   Mid-Cap Value Portfolio (5/03)                              2004        1.155           1.402                      --
                                                               2003        1.000           1.155                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.073           1.199                      --
                                                               2003        1.000           1.073                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.067           1.197                  23,905
                                                               2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.045           1.114                      --
                                                               2003        1.000           1.045                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Total Return Portfolio - Administrative Class (5/01)        2004        1.024           1.051                   4,240
                                                               2003        1.000           1.024                      --

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.180           1.341                      --
                                                               2003        1.000           1.180                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.236           1.526                      --
                                                               2003        1.000           1.236                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2004        1.169           1.239                   8,725
                                                               2003        1.000           1.169                      --

   Investors Fund - Class I (1/01)                             2004        1.146           1.238                      --
                                                               2003        1.000           1.146                      --

   Small Cap Growth Fund - Class I (3/00)                      2004        1.236           1.392                      --
                                                               2003        1.000           1.236                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        1.101           1.113                      --
                                                               2003        1.000           1.101                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2004        1.151           1.158                      --
                                                               2003        1.000           1.151                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2004        1.128           1.177                      --
                                                               2003        1.000           1.128                      --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2004        1.088           1.118                  32,569
                                                               2003        1.000           1.088                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2004        1.140           1.229                 356,993
                                                               2003        1.000           1.140                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2004        1.122           1.171                   7,498
                                                               2003        1.000           1.122                      --

The Travelers Series Trust
   Equity Income Portfolio (10/00)                             2004        1.132           1.217                      --
                                                               2003        1.000           1.132                      --

   Large Cap Portfolio (6/00)                                  2004        1.123           1.170                      --
                                                               2003        1.000           1.123                      --

   Lazard International Stock Portfolio (3/02)                 2004        1.158           1.311                      --
                                                               2003        1.000           1.158                      --

   Merrill Lynch Large Cap Core Portfolio (6/00)               2004        1.089           1.235                      --
                                                               2003        1.000           1.089                      --

   MFS Emerging Growth Portfolio (2/00)                        2004        1.105           1.218                      --
                                                               2003        1.000           1.105                      --

   MFS Value Portfolio (5/04)                                  2004        1.000           1.116                      --

   Pioneer Fund Portfolio (5/03)                               2004        1.126           1.225                      --
                                                               2003        1.000           1.126                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        1.136           1.184                      --
                                                               2003        1.000           1.136                      --

   MFS Total Return Portfolio (7/00)                           2004        1.078           1.176                   4,470
                                                               2003        1.000           1.078                      --

   Pioneer Strategic Income Portfolio (5/04)                   2004        1.000           1.090                   7,982

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.997           0.987                   7,585
                                                               2003        1.000           0.997                      --

   Smith Barney Aggressive Growth Portfolio (3/00)             2004        1.135           1.221                      --
                                                               2003        1.000           1.135                      --

   Smith Barney High Income Portfolio (8/00)                   2004        1.101           1.189                  86,793
                                                               2003        1.000           1.101                      --

   Smith Barney Large Capitalization Growth Portfolio (2/00)   2004        1.168           1.147                      --
                                                               2003        1.000           1.168                      --

   Smith Barney Mid Cap Core Portfolio (4/00)                  2004        1.158           1.251                      --
                                                               2003        1.000           1.158                      --

   Smith Barney Money Market Portfolio (2/00)                  2004        0.994           0.981                  29,273
                                                               2003        1.000           0.994                      --

   Strategic Equity Portfolio (6/00)                           2004        1.116           1.203                      --
                                                               2003        1.000           1.116                      --

   Travelers Managed Income Portfolio (7/00)                   2004        1.029           1.035                  20,659
                                                               2003        1.000           1.029                      --

   Van Kampen Enterprise Portfolio (4/00)                      2004        1.128           1.146                      --
                                                               2003        1.000           1.128                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (2/00)           2004        1.115           1.167                      --
                                                               2003        1.000           1.115                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        1.234           1.395                      --
                                                               2003        1.000           1.234                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (5/00)              2004        1.140           1.287                      --
                                                               2003        1.000           1.140                      --

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (3/02)                  2004        1.197           1.460                      --
                                                               2003        1.000           1.197                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.25%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2004        1.241           1.349                 671,346
                                                               2003        0.960           1.241                 324,534

   AllianceBernstein Premier Growth Portfolio -
   Class B (2/00)                                              2004        1.143           1.211                 216,941
                                                               2003        0.948           1.143                  66,077

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2004        1.302           1.445               3,301,874
                                                               2003        0.984           1.302                 560,403

   Growth Fund - Class 2 Shares (2/00)                         2004        1.285           1.413               9,273,858
                                                               2003        0.960           1.285               2,482,245

   Growth-Income Fund - Class 2 Shares (2/00)                  2004        1.257           1.357              12,269,497
                                                               2003        0.971           1.257               2,985,394

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (2/00)             2004        1.300           1.417               1,111,279
                                                               2003        0.969           1.300                 297,552

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.217           1.340               2,095,459
                                                               2003        0.994           1.217                 723,595

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.440           1.756                 466,250
                                                               2003        1.000           1.440                  91,391

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2004        1.278           1.481               2,330,211
                                                               2003        0.989           1.278                 519,279

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2004        1.262           1.431                 594,562
                                                               2003        0.976           1.262                 206,659
                                                               2002        1.000           0.976                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Greenwich Street Series Fund
   Appreciation Portfolio (6/00)                               2004        1.190           1.265               4,141,171
                                                               2003        0.977           1.190               1,561,246

   Diversified Strategic Income Portfolio (7/00)               2004        1.103           1.152               2,920,201
                                                               2003        1.010           1.103                 887,819

   Equity Index Portfolio - Class II Shares (6/00)             2004        1.208           1.302               2,252,137
                                                               2003        0.967           1.208               1,148,700

   Fundamental Value Portfolio (6/00)                          2004        1.309           1.385               8,216,033
                                                               2003        0.966           1.309               2,834,488

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        1.295           1.525                  17,001
                                                               2003        0.983           1.295                   9,106

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.328           1.492                 512,682
                                                               2003        1.000           1.328                  58,521

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.237           1.363               1,226,122
                                                               2003        1.000           1.237                 154,434

   Mid-Cap Value Portfolio (5/03)                              2004        1.252           1.519               1,430,939
                                                               2003        1.000           1.252                 131,586

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.073           1.199                 200,346
                                                               2003        1.000           1.073                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.067           1.197                 213,448
                                                               2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.042           1.110               2,075,669
                                                               2003        1.000           1.042                 364,430

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Total Return Portfolio - Administrative Class (5/01)        2004        1.039           1.066              11,030,522
                                                               2003        1.012           1.039               4,444,217

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.249           1.420                 507,731
                                                               2003        0.994           1.249                 378,045

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.429           1.764                 802,610
                                                               2003        0.977           1.429                 446,380

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2004        1.305           1.382               2,835,223
                                                               2003        0.960           1.305               1,303,133

   Investors Fund - Class I (1/01)                             2004        1.240           1.338               1,547,557
                                                               2003        0.958           1.240                 657,293

   Small Cap Growth Fund - Class I (3/00)                      2004        1.412           1.589                 681,109
                                                               2003        0.970           1.412                 195,339

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        1.163           1.175                 499,442
                                                               2003        0.963           1.163                 171,776

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2004        1.260           1.268                  30,641
                                                               2003        0.960           1.260                  15,353

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2004        1.245           1.299              14,950,399
                                                               2003        0.969           1.245               3,309,858
                                                               2002        1.000           0.969                      --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2004        1.168           1.199              13,207,492
                                                               2003        0.979           1.168               2,672,484
                                                               2002        1.000           0.979                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2004        1.238           1.335               2,387,094
                                                               2003        0.962           1.238                 490,264
                                                               2002        1.000           0.962                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2004        1.213           1.266               1,741,885
                                                               2003        0.961           1.213                 576,357
                                                               2002        1.000           0.961                      --

The Travelers Series Trust
   Equity Income Portfolio (10/00)                             2004        1.229           1.320               2,356,302
                                                               2003        0.958           1.229                 933,491

   Large Cap Portfolio (6/00)                                  2004        1.178           1.227                 638,667
                                                               2003        0.966           1.178                 246,621

   Lazard International Stock Portfolio (3/02)                 2004        1.259           1.425                 820,537
                                                               2003        1.001           1.259                  85,856

   Merrill Lynch Large Cap Core Portfolio (6/00)               2004        1.153           1.306                 236,555
                                                               2003        0.973           1.153                 123,529

   MFS Emerging Growth Portfolio (2/00)                        2004        1.226           1.351                 237,712
                                                               2003        0.971           1.226                 131,311

   MFS Value Portfolio (5/04)                                  2004        1.000           1.116                 152,817

   Pioneer Fund Portfolio (5/03)                               2004        1.210           1.315                 202,670
                                                               2003        1.000           1.210                   4,367

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        1.222           1.273                 433,213
                                                               2003        0.967           1.222                 173,834

   MFS Total Return Portfolio (7/00)                           2004        1.123           1.224               8,449,630
                                                               2003        0.986           1.123               3,040,252

   Pioneer Strategic Income Portfolio (5/04)                   2004        1.000           1.089                 438,335

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.997           0.986               1,892,813
                                                               2003        1.000           0.997                  14,435

   Smith Barney Aggressive Growth Portfolio (3/00)             2004        1.250           1.344               8,924,780
                                                               2003        0.951           1.250               2,994,791

   Smith Barney High Income Portfolio (8/00)                   2004        1.256           1.356               3,993,608
                                                               2003        1.007           1.256               1,647,756

   Smith Barney Large Capitalization Growth Portfolio (2/00)   2004        1.365           1.339               3,125,256
                                                               2003        0.946           1.365               1,176,777

   Smith Barney Mid Cap Core Portfolio (4/00)                  2004        1.239           1.338               1,628,496
                                                               2003        0.977           1.239                 733,971

   Smith Barney Money Market Portfolio (2/00)                  2004        0.984           0.970               2,251,784
                                                               2003        0.999           0.984                 888,448

   Strategic Equity Portfolio (6/00)                           2004        1.256           1.354                 421,151
                                                               2003        0.969           1.256                 331,406

   Travelers Managed Income Portfolio (7/00)                   2004        1.075           1.081               4,415,032
                                                               2003        1.014           1.075               1,389,623

   Van Kampen Enterprise Portfolio (4/00)                      2004        1.186           1.205                 112,094
                                                               2003        0.966           1.186                 157,881

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (2/00)           2004        1.195           1.250                 104,386
                                                               2003        0.959           1.195                  55,188

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        1.353           1.529                 361,221
                                                               2003        0.974           1.353                 162,355

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (5/00)              2004        1.244           1.403               3,260,531
                                                               2003        0.991           1.244               1,112,778

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (3/02)                  2004        1.333           1.625               2,561,023
                                                               2003        0.986           1.333                 731,326

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.35%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2004        1.119           1.215                      --
                                                               2003        1.000           1.119                      --

   AllianceBernstein Premier Growth Portfolio -
   Class B (2/00)                                              2004        1.092           1.155                      --
                                                               2003        1.000           1.092                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2004        1.186           1.315                  12,546
                                                               2003        1.000           1.186                      --

   Growth Fund - Class 2 Shares (2/00)                         2004        1.148           1.261                 176,039
                                                               2003        1.000           1.148                      --

   Growth-Income Fund - Class 2 Shares (2/00)                  2004        1.145           1.235                 116,974
                                                               2003        1.000           1.145                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (2/00)             2004        1.191           1.297                   7,965
                                                               2003        1.000           1.191                      --

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.116           1.228                   8,874
                                                               2003        1.000           1.116                      --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.261           1.537                      --
                                                               2003        1.000           1.261                      --

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2004        1.174           1.359                      --
                                                               2003        1.000           1.174                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2004        1.160           1.315                  13,918
                                                               2003        1.000           1.160                      --

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)                               2004        1.118           1.188                  76,543
                                                               2003        1.000           1.118                      --

   Diversified Strategic Income Portfolio (7/00)               2004        1.056           1.101                  19,932
                                                               2003        1.000           1.056                      --

   Equity Index Portfolio - Class II Shares (6/00)             2004        1.129           1.215                  76,132
                                                               2003        1.000           1.129                      --

   Fundamental Value Portfolio (6/00)                          2004        1.167           1.234                  44,212
                                                               2003        1.000           1.167                      --

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        1.140           1.342                      --
                                                               2003        1.000           1.140                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.172           1.315                      --
                                                               2003        1.000           1.172                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.139           1.253                  23,251
                                                               2003        1.000           1.139                      --

   Mid-Cap Value Portfolio (5/03)                              2004        1.155           1.399                  29,210
                                                               2003        1.000           1.155                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.073           1.197                   2,361
                                                               2003        1.000           1.073                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.066           1.195                   4,323
                                                               2003        1.000           1.066                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.045           1.111                  87,192
                                                               2003        1.000           1.045                      --

   Total Return Portfolio - Administrative Class (5/01)        2004        1.023           1.048                  92,831
                                                               2003        1.000           1.023                      --

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.179           1.338                      --
                                                               2003        1.000           1.179                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.235           1.523                      --
                                                               2003        1.000           1.235                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2004        1.169           1.236                      --
                                                               2003        1.000           1.169                      --

   Investors Fund - Class I (1/01)                             2004        1.146           1.235                      --
                                                               2003        1.000           1.146                      --

   Small Cap Growth Fund - Class I (3/00)                      2004        1.235           1.389                   4,834
                                                               2003        1.000           1.235                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        1.100           1.111                      --
                                                               2003        1.000           1.100                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2004        1.150           1.156                      --
                                                               2003        1.000           1.150                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2004        1.128           1.174                  33,414
                                                               2003        1.000           1.128                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2004        1.088           1.116                 405,533
                                                               2003        1.000           1.088                      --

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2004        1.139           1.226                  15,706
                                                               2003        1.000           1.139                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2004        1.121           1.169                  26,484
                                                               2003        1.000           1.121                      --

The Travelers Series Trust
   Equity Income Portfolio (10/00)                             2004        1.131           1.214                  38,632
                                                               2003        1.000           1.131                      --

   Large Cap Portfolio (6/00)                                  2004        1.122           1.168                      --
                                                               2003        1.000           1.122                      --

   Lazard International Stock Portfolio (3/02)                 2004        1.157           1.308                   2,184
                                                               2003        1.000           1.157                      --

   Merrill Lynch Large Cap Core Portfolio (6/00)               2004        1.088           1.232                   6,671
                                                               2003        1.000           1.088                      --

   MFS Emerging Growth Portfolio (2/00)                        2004        1.104           1.216                      --
                                                               2003        1.000           1.104                      --

   MFS Value Portfolio (5/04)                                  2004        1.000           1.115                      --

   Pioneer Fund Portfolio (5/03)                               2004        1.126           1.222                      --
                                                               2003        1.000           1.126                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        1.135           1.181                   9,847
                                                               2003        1.000           1.135                      --

   MFS Total Return Portfolio (7/00)                           2004        1.077           1.173                  63,089
                                                               2003        1.000           1.077                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Pioneer Strategic Income Portfolio (5/04)                   2004        1.000           1.089                   8,613

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.997           0.985                 103,512
                                                               2003        1.000           0.997                      --

   Smith Barney Aggressive Growth Portfolio (3/00)             2004        1.135           1.219                 115,318
                                                               2003        1.000           1.135                      --

   Smith Barney High Income Portfolio (8/00)                   2004        1.100           1.187                  71,552
                                                               2003        1.000           1.100                      --

   Smith Barney Large Capitalization Growth Portfolio (2/00)   2004        1.167           1.144                      --
                                                               2003        1.000           1.167                      --

   Smith Barney Mid Cap Core Portfolio (4/00)                  2004        1.157           1.248                 250,879
                                                               2003        1.000           1.157                      --

   Smith Barney Money Market Portfolio (2/00)                  2004        0.993           0.978                 131,110
                                                               2003        1.000           0.993                      --

   Strategic Equity Portfolio (6/00)                           2004        1.115           1.201                      --
                                                               2003        1.000           1.115                      --

   Travelers Managed Income Portfolio (7/00)                   2004        1.028           1.033                  53,765
                                                               2003        1.000           1.028                      --

   Van Kampen Enterprise Portfolio (4/00)                      2004        1.127           1.144                      --
                                                               2003        1.000           1.127                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (2/00)           2004        1.114           1.165                      --
                                                               2003        1.000           1.114                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        1.233           1.393                      --
                                                               2003        1.000           1.233                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (5/00)              2004        1.140           1.284                      --
                                                               2003        1.000           1.140                      --

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (3/02)                  2004        1.197           1.457                   7,282
                                                               2003        1.000           1.197                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.40%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2004        1.119           1.215                      --
                                                               2003        1.000           1.119                      --

   AllianceBernstein Premier Growth Portfolio -
   Class B (2/00)                                              2004        1.092           1.155                   9,401
                                                               2003        1.000           1.092                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2004        1.186           1.314                  13,351
                                                               2003        1.000           1.186                      --

   Growth Fund - Class 2 Shares (2/00)                         2004        1.148           1.260                  90,549
                                                               2003        1.000           1.148                      --

   Growth-Income Fund - Class 2 Shares (2/00)                  2004        1.145           1.234                 147,383
                                                               2003        1.000           1.145                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (2/00)             2004        1.191           1.296                   8,333
                                                               2003        1.000           1.191                      --

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.116           1.227                      --
                                                               2003        1.000           1.116                      --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.261           1.536                      --
                                                               2003        1.000           1.261                      --

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2004        1.174           1.359                  31,246
                                                               2003        1.000           1.174                      --

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2004        1.160           1.314                      --
                                                               2003        1.000           1.160                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Greenwich Street Series Fund
   Appreciation Portfolio (6/00)                               2004        1.118           1.188                      --
                                                               2003        1.000           1.118                      --

   Diversified Strategic Income Portfolio (7/00)               2004        1.056           1.100                      --
                                                               2003        1.000           1.056                      --

   Equity Index Portfolio - Class II Shares (6/00)             2004        1.128           1.214                  39,382
                                                               2003        1.000           1.128                      --

   Fundamental Value Portfolio (6/00)                          2004        1.167           1.233                  24,497
                                                               2003        1.000           1.167                      --

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        1.140           1.341                      --
                                                               2003        1.000           1.140                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.172           1.314                      --
                                                               2003        1.000           1.172                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.139           1.253                  52,007
                                                               2003        1.000           1.139                      --

   Mid-Cap Value Portfolio (5/03)                              2004        1.154           1.398                  24,317
                                                               2003        1.000           1.154                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.073           1.197                   3,366
                                                               2003        1.000           1.073                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.066           1.195                      --
                                                               2003        1.000           1.066                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.044           1.111                  91,442
                                                               2003        1.000           1.044                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Total Return Portfolio - Administrative Class (5/01)        2004        1.023           1.048                  52,357
                                                               2003        1.000           1.023                      --

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.179           1.337                      --
                                                               2003        1.000           1.179                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.235           1.521                      --
                                                               2003        1.000           1.235                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2004        1.168           1.236                      --
                                                               2003        1.000           1.168                      --

   Investors Fund - Class I (1/01)                             2004        1.146           1.234                  16,271
                                                               2003        1.000           1.146                      --

   Small Cap Growth Fund - Class I (3/00)                      2004        1.235           1.388                      --
                                                               2003        1.000           1.235                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        1.100           1.110                   8,038
                                                               2003        1.000           1.100                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2004        1.150           1.155                      --
                                                               2003        1.000           1.150                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2004        1.127           1.174                 189,237
                                                               2003        1.000           1.127                      --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2004        1.088           1.115                  72,324
                                                               2003        1.000           1.088                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2004        1.139           1.226                  28,156
                                                               2003        1.000           1.139                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2004        1.121           1.168                  76,081
                                                               2003        1.000           1.121                      --

The Travelers Series Trust
   Equity Income Portfolio (10/00)                             2004        1.131           1.213                   3,818
                                                               2003        1.000           1.131                      --

   Large Cap Portfolio (6/00)                                  2004        1.122           1.167                      --
                                                               2003        1.000           1.122                      --

   Lazard International Stock Portfolio (3/02)                 2004        1.157           1.308                  33,663
                                                               2003        1.000           1.157                      --

   Merrill Lynch Large Cap Core Portfolio (6/00)               2004        1.088           1.231                      --
                                                               2003        1.000           1.088                      --

   MFS Emerging Growth Portfolio (2/00)                        2004        1.104           1.215                      --
                                                               2003        1.000           1.104                      --

   MFS Value Portfolio (5/04)                                  2004        1.000           1.115                      --

   Pioneer Fund Portfolio (5/03)                               2004        1.126           1.221                      --
                                                               2003        1.000           1.126                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        1.135           1.180                      --
                                                               2003        1.000           1.135                      --

   MFS Total Return Portfolio (7/00)                           2004        1.077           1.172                 231,817
                                                               2003        1.000           1.077                      --

   Pioneer Strategic Income Portfolio (5/04)                   2004        1.000           1.088                  76,457

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.996           0.984                      --
                                                               2003        1.000           0.996                      --

   Smith Barney Aggressive Growth Portfolio (3/00)             2004        1.134           1.218                   9,044
                                                               2003        1.000           1.134                      --

   Smith Barney High Income Portfolio (8/00)                   2004        1.100           1.186                  17,398
                                                               2003        1.000           1.100                      --

   Smith Barney Large Capitalization Growth Portfolio (2/00)   2004        1.167           1.144                  47,540
                                                               2003        1.000           1.167                      --

   Smith Barney Mid Cap Core Portfolio (4/00)                  2004        1.157           1.247                      --
                                                               2003        1.000           1.157                      --

   Smith Barney Money Market Portfolio (2/00)                  2004        0.993           0.978                      --
                                                               2003        1.000           0.993                      --

   Strategic Equity Portfolio (6/00)                           2004        1.115           1.200                   9,423
                                                               2003        1.000           1.115                      --

   Travelers Managed Income Portfolio (7/00)                   2004        1.028           1.032                      --
                                                               2003        1.000           1.028                      --

   Van Kampen Enterprise Portfolio (4/00)                      2004        1.127           1.143                      --
                                                               2003        1.000           1.127                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (2/00)           2004        1.114           1.164                      --
                                                               2003        1.000           1.114                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        1.233           1.392                      --
                                                               2003        1.000           1.233                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (5/00)              2004        1.139           1.283                      --
                                                               2003        1.000           1.139                      --

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (3/02)                  2004        1.196           1.456                   8,322
                                                               2003        1.000           1.196                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.45%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2004        1.238           1.344                   3,990
                                                               2003        0.960           1.238                      --

   AllianceBernstein Premier Growth Portfolio -
   Class B (2/00)                                              2004        1.141           1.206                      --
                                                               2003        0.947           1.141                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2004        1.299           1.439                 117,326
                                                               2003        0.984           1.299                  27,500

   Growth Fund - Class 2 Shares (2/00)                         2004        1.282           1.408                 310,557
                                                               2003        0.960           1.282                  18,290

   Growth-Income Fund - Class 2 Shares (2/00)                  2004        1.255           1.352                 519,464
                                                               2003        0.971           1.255                  98,877

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (2/00)             2004        1.297           1.411                  76,355
                                                               2003        0.968           1.297                   4,318

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.214           1.334                  66,367
                                                               2003        0.994           1.214                      --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.438           1.750                  48,873
                                                               2003        1.000           1.438                   3,951

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2004        1.275           1.475                 261,521
                                                               2003        0.988           1.275                  22,009

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2004        1.259           1.425                  18,185
                                                               2003        0.976           1.259                      --
                                                               2002        1.000           0.976                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Greenwich Street Series Fund
   Appreciation Portfolio (6/00)                               2004        1.187           1.260                 169,184
                                                               2003        0.977           1.187                   4,463

   Diversified Strategic Income Portfolio (7/00)               2004        1.101           1.147                  21,561
                                                               2003        1.010           1.101                      --

   Equity Index Portfolio - Class II Shares (6/00)             2004        1.205           1.296                  56,683
                                                               2003        0.967           1.205                   4,400

   Fundamental Value Portfolio (6/00)                          2004        1.306           1.379                 246,905
                                                               2003        0.965           1.306                      --

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        1.292           1.519                   5,260
                                                               2003        0.983           1.292                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.326           1.487                 115,028
                                                               2003        1.000           1.326                  16,913

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.236           1.358                  45,415
                                                               2003        1.000           1.236                      --

   Mid-Cap Value Portfolio (5/03)                              2004        1.251           1.514                  85,876
                                                               2003        1.000           1.251                  33,139

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.073           1.196                  81,602
                                                               2003        1.000           1.073                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.066           1.194                  23,600
                                                               2003        1.000           1.066                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.041           1.106                  76,552
                                                               2003        1.000           1.041                   4,873

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Total Return Portfolio - Administrative Class (5/01)        2004        1.037           1.061                 341,573
                                                               2003        1.012           1.037                  37,287

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.247           1.414                      --
                                                               2003        0.994           1.247                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.426           1.756                      --
                                                               2003        0.977           1.426                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2004        1.302           1.376                  56,429
                                                               2003        0.960           1.302                      --

   Investors Fund - Class I (1/01)                             2004        1.238           1.333                  14,772
                                                               2003        0.958           1.238                      --

   Small Cap Growth Fund - Class I (3/00)                      2004        1.409           1.583                  10,091
                                                               2003        0.969           1.409                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        1.160           1.170                  29,127
                                                               2003        0.963           1.160                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2004        1.258           1.262                      --
                                                               2003        0.960           1.258                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2004        1.243           1.293                 766,304
                                                               2003        0.969           1.243                 177,618
                                                               2002        1.000           0.969                      --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2004        1.165           1.194                 335,517
                                                               2003        0.979           1.165                  22,380
                                                               2002        1.000           0.979                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2004        1.235           1.329                 153,504
                                                               2003        0.962           1.235                      --
                                                               2002        1.000           0.962                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2004        1.210           1.261                  25,430
                                                               2003        0.961           1.210                      --
                                                               2002        1.000           0.961                      --

The Travelers Series Trust
   Equity Income Portfolio (10/00)                             2004        1.226           1.315                  50,384
                                                               2003        0.958           1.226                   4,325

   Large Cap Portfolio (6/00)                                  2004        1.176           1.222                      --
                                                               2003        0.966           1.176                      --

   Lazard International Stock Portfolio (3/02)                 2004        1.256           1.419                  51,990
                                                               2003        1.001           1.256                   4,334

   Merrill Lynch Large Cap Core Portfolio (6/00)               2004        1.150           1.301                   3,795
                                                               2003        0.973           1.150                      --

   MFS Emerging Growth Portfolio (2/00)                        2004        1.223           1.346                  38,397
                                                               2003        0.971           1.223                      --

   MFS Value Portfolio (5/04)                                  2004        1.000           1.114                   5,161

   Pioneer Fund Portfolio (5/03)                               2004        1.208           1.310                  50,441
                                                               2003        1.000           1.208                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        1.220           1.268                      --
                                                               2003        0.967           1.220                      --

   MFS Total Return Portfolio (7/00)                           2004        1.121           1.219                 351,659
                                                               2003        0.986           1.121                   4,696

   Pioneer Strategic Income Portfolio (5/04)                   2004        1.000           1.088                  67,513

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.996           0.983                  27,260
                                                               2003        1.000           0.996                      --

   Smith Barney Aggressive Growth Portfolio (3/00)             2004        1.248           1.339                 199,978
                                                               2003        0.951           1.248                      --

   Smith Barney High Income Portfolio (8/00)                   2004        1.253           1.351                  24,080
                                                               2003        1.007           1.253                  18,529

   Smith Barney Large Capitalization Growth Portfolio (2/00)   2004        1.362           1.334                 147,968
                                                               2003        0.946           1.362                      --

   Smith Barney Mid Cap Core Portfolio (4/00)                  2004        1.236           1.332                 178,711
                                                               2003        0.976           1.236                      --

   Smith Barney Money Market Portfolio (2/00)                  2004        0.982           0.966                 138,012
                                                               2003        0.999           0.982                      --

   Strategic Equity Portfolio (6/00)                           2004        1.254           1.348                      --
                                                               2003        0.969           1.254                      --

   Travelers Managed Income Portfolio (7/00)                   2004        1.073           1.077                  48,751
                                                               2003        1.014           1.073                      --

   Van Kampen Enterprise Portfolio (4/00)                      2004        1.184           1.200                      --
                                                               2003        0.966           1.184                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (2/00)           2004        1.192           1.245                      --
                                                               2003        0.959           1.192                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        1.350           1.523                   2,820
                                                               2003        0.974           1.350                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (5/00)              2004        1.242           1.397                  82,528
                                                               2003        0.991           1.242                      --

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (3/02)                  2004        1.330           1.618                  55,163
                                                               2003        0.986           1.330                      --

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.50%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2004        1.000           1.080                      --

   AllianceBernstein Premier Growth Portfolio -
   Class B (2/00)                                              2004        1.000           1.057                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2004        1.000           1.112                      --

   Growth Fund - Class 2 Shares (2/00)                         2004        1.000           1.085                      --

   Growth-Income Fund - Class 2 Shares (2/00)                  2004        1.000           1.064                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (2/00)             2004        1.000           1.084                      --

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.000           1.099                      --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.000           1.260                      --

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2004        1.000           1.155                   6,678

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2004        1.000           1.119                      --

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)                               2004        1.000           1.056                      --

   Diversified Strategic Income Portfolio (7/00)               2004        1.000           1.069                      --

   Equity Index Portfolio - Class II Shares (6/00)             2004        1.000           1.069                      --

   Fundamental Value Portfolio (6/00)                          2004        1.000           1.057                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        1.000           1.129                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.000           1.125                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.000           1.099                      --

   Mid-Cap Value Portfolio (5/03)                              2004        1.000           1.160                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.000           1.116                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.000           1.118                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.000           1.067                      --

   Total Return Portfolio - Administrative Class (5/01)        2004        1.000           1.043                      --

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.000           1.158                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.000           1.192                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2004        1.000           1.056                      --

   Investors Fund - Class I (1/01)                             2004        1.000           1.079                      --

   Small Cap Growth Fund - Class I (3/00)                      2004        1.000           1.165                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        1.000           1.015                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2004        1.000           1.025                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2004        1.000           1.038                  52,148

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2004        1.000           1.030                      --

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2004        1.000           1.066                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2004        1.000           1.032                      --

The Travelers Series Trust
   Equity Income Portfolio (10/00)                             2004        1.000           1.101                      --

   Large Cap Portfolio (6/00)                                  2004        1.000           1.048                      --

   Lazard International Stock Portfolio (3/02)                 2004        1.000           1.144                      --

   Merrill Lynch Large Cap Core Portfolio (6/00)               2004        1.000           1.123                      --

   MFS Emerging Growth Portfolio (2/00)                        2004        1.000           1.081                      --

   MFS Value Portfolio (5/04)                                  2004        1.000           1.125                      --

   Pioneer Fund Portfolio (5/03)                               2004        1.000           1.092                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        1.000           1.054                      --

   MFS Total Return Portfolio (7/00)                           2004        1.000           1.095                      --

   Pioneer Strategic Income Portfolio (5/04)                   2004        1.000           1.103                      --

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        1.000           0.997                   7,699

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Smith Barney Aggressive Growth Portfolio (3/00)             2004        1.000           1.065                      --

   Smith Barney High Income Portfolio (8/00)                   2004        1.000           1.084                      --

   Smith Barney Large Capitalization Growth Portfolio (2/00)   2004        1.000           0.989                      --

   Smith Barney Mid Cap Core Portfolio (4/00)                  2004        1.000           1.094                      --

   Smith Barney Money Market Portfolio (2/00)                  2004        1.000           0.993                      --

   Strategic Equity Portfolio (6/00)                           2004        1.000           1.097                      --

   Travelers Managed Income Portfolio (7/00)                   2004        1.000           1.028                   7,480

   Van Kampen Enterprise Portfolio (4/00)                      2004        1.000           1.036                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (2/00)           2004        1.000           1.058                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        1.000           1.168                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (5/00)              2004        1.000           1.107                      --

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (3/02)                  2004        1.000           1.226                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.55%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2004        1.000           1.080                      --

   AllianceBernstein Premier Growth Portfolio -
   Class B (2/00)                                              2004        1.000           1.057                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2004        1.000           1.112                      --

   Growth Fund - Class 2 Shares (2/00)                         2004        1.000           1.085                  33,273

   Growth-Income Fund - Class 2 Shares (2/00)                  2004        1.000           1.064                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (2/00)             2004        1.000           1.084                   9,872

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.000           1.099                      --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.000           1.260                      --

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2004        1.000           1.155                      --

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2004        1.000           1.118                      --

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)                               2004        1.000           1.055                  33,887

   Diversified Strategic Income Portfolio (7/00)               2004        1.000           1.069                      --

   Equity Index Portfolio - Class II Shares (6/00)             2004        1.000           1.069                      --

   Fundamental Value Portfolio (6/00)                          2004        1.000           1.057                      --

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        1.000           1.129                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.000           1.125                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.000           1.098                      --

   Mid-Cap Value Portfolio (5/03)                              2004        1.000           1.159                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.000           1.116                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.000           1.118                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.000           1.066                      --

   Total Return Portfolio - Administrative Class (5/01)        2004        1.000           1.043                  56,684

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.000           1.158                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.000           1.192                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2004        1.000           1.056                      --

   Investors Fund - Class I (1/01)                             2004        1.000           1.078                      --

   Small Cap Growth Fund - Class I (3/00)                      2004        1.000           1.165                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        1.000           1.015                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2004        1.000           1.025                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2004        1.000           1.038                  26,690

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2004        1.000           1.030                      --

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2004        1.000           1.065                 103,866

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2004        1.000           1.032                  10,329

The Travelers Series Trust
   Equity Income Portfolio (10/00)                             2004        1.000           1.101                      --

   Large Cap Portfolio (6/00)                                  2004        1.000           1.047                      --

   Lazard International Stock Portfolio (3/02)                 2004        1.000           1.144                      --

   Merrill Lynch Large Cap Core Portfolio (6/00)               2004        1.000           1.123                      --

   MFS Emerging Growth Portfolio (2/00)                        2004        1.000           1.080                      --

   MFS Value Portfolio (5/04)                                  2004        1.000           1.125                      --

   Pioneer Fund Portfolio (5/03)                               2004        1.000           1.092                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        1.000           1.053                      --

   MFS Total Return Portfolio (7/00)                           2004        1.000           1.095                      --

   Pioneer Strategic Income Portfolio (5/04)                   2004        1.000           1.103                      --

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        1.000           0.997                      --

   Smith Barney Aggressive Growth Portfolio (3/00)             2004        1.000           1.065                      --

   Smith Barney High Income Portfolio (8/00)                   2004        1.000           1.083                      --

   Smith Barney Large Capitalization Growth Portfolio (2/00)   2004        1.000           0.989                      --

   Smith Barney Mid Cap Core Portfolio (4/00)                  2004        1.000           1.093                   9,888

   Smith Barney Money Market Portfolio (2/00)                  2004        1.000           0.992                      --

   Strategic Equity Portfolio (6/00)                           2004        1.000           1.097                      --

   Travelers Managed Income Portfolio (7/00)                   2004        1.000           1.028                      --

   Van Kampen Enterprise Portfolio (4/00)                      2004        1.000           1.035                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (2/00)           2004        1.000           1.058                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        1.000           1.168                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (5/00)              2004        1.000           1.106                      --

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (3/02)                  2004        1.000           1.226                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.60%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2004        1.118           1.211                      --
                                                               2003        1.000           1.118                      --

   AllianceBernstein Premier Growth Portfolio -
   Class B (2/00)                                              2004        1.091           1.151                      --
                                                               2003        1.000           1.091                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2004        1.185           1.310                  51,138
                                                               2003        1.000           1.185                      --

   Growth Fund - Class 2 Shares (2/00)                         2004        1.147           1.257                 193,007
                                                               2003        1.000           1.147                      --

   Growth-Income Fund - Class 2 Shares (2/00)                  2004        1.144           1.231                 128,857
                                                               2003        1.000           1.144                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (2/00)             2004        1.190           1.293                  15,699
                                                               2003        1.000           1.190                      --

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.115           1.224                      --
                                                               2003        1.000           1.115                      --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.260           1.531                      --
                                                               2003        1.000           1.260                      --

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2004        1.173           1.355                  12,876
                                                               2003        1.000           1.173                      --

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2004        1.159           1.310                      --
                                                               2003        1.000           1.159                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Greenwich Street Series Fund
   Appreciation Portfolio (6/00)                               2004        1.117           1.184                      --
                                                               2003        1.000           1.117                      --

   Diversified Strategic Income Portfolio (7/00)               2004        1.055           1.097                      --
                                                               2003        1.000           1.055                      --

   Equity Index Portfolio - Class II Shares (6/00)             2004        1.127           1.211                   8,417
                                                               2003        1.000           1.127                      --

   Fundamental Value Portfolio (6/00)                          2004        1.166           1.230                  33,733
                                                               2003        1.000           1.166                      --

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        1.139           1.337                   5,758
                                                               2003        1.000           1.139                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.171           1.310                      --
                                                               2003        1.000           1.171                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.138           1.249                  26,639
                                                               2003        1.000           1.138                      --

   Mid-Cap Value Portfolio (5/03)                              2004        1.153           1.394                   7,623
                                                               2003        1.000           1.153                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.073           1.194                      --
                                                               2003        1.000           1.073                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.066           1.192                  73,096
                                                               2003        1.000           1.066                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.044           1.107                      --
                                                               2003        1.000           1.044                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Total Return Portfolio - Administrative Class (5/01)        2004        1.022           1.045                  39,208
                                                               2003        1.000           1.022                      --

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.178           1.334                      --
                                                               2003        1.000           1.178                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.234           1.517                      --
                                                               2003        1.000           1.234                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2004        1.168           1.232                  11,746
                                                               2003        1.000           1.168                      --

   Investors Fund - Class I (1/01)                             2004        1.145           1.231                  31,967
                                                               2003        1.000           1.145                      --

   Small Cap Growth Fund - Class I (3/00)                      2004        1.234           1.384                      --
                                                               2003        1.000           1.234                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        1.099           1.107                  24,056
                                                               2003        1.000           1.099                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2004        1.149           1.152                      --
                                                               2003        1.000           1.149                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2004        1.126           1.170                 162,348
                                                               2003        1.000           1.126                      --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2004        1.087           1.112                 303,857
                                                               2003        1.000           1.087                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2004        1.138           1.222                  26,599
                                                               2003        1.000           1.138                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2004        1.120           1.165                      --
                                                               2003        1.000           1.120                      --

The Travelers Series Trust
   Equity Income Portfolio (10/00)                             2004        1.130           1.210                      --
                                                               2003        1.000           1.130                      --

   Large Cap Portfolio (6/00)                                  2004        1.121           1.164                      --
                                                               2003        1.000           1.121                      --

   Lazard International Stock Portfolio (3/02)                 2004        1.156           1.304                  98,803
                                                               2003        1.000           1.156                      --

   Merrill Lynch Large Cap Core Portfolio (6/00)               2004        1.087           1.228                      --
                                                               2003        1.000           1.087                      --

   MFS Emerging Growth Portfolio (2/00)                        2004        1.103           1.212                   7,801
                                                               2003        1.000           1.103                      --

   MFS Value Portfolio (5/04)                                  2004        1.000           1.113                      --

   Pioneer Fund Portfolio (5/03)                               2004        1.125           1.218                  16,914
                                                               2003        1.000           1.125                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        1.134           1.177                      --
                                                               2003        1.000           1.134                      --

   MFS Total Return Portfolio (7/00)                           2004        1.076           1.169                  58,405
                                                               2003        1.000           1.076                      --

   Pioneer Strategic Income Portfolio (5/04)                   2004        1.000           1.087                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.996           0.982                   5,606
                                                               2003        1.000           0.996                      --

   Smith Barney Aggressive Growth Portfolio (3/00)             2004        1.134           1.214                  79,432
                                                               2003        1.000           1.134                      --

   Smith Barney High Income Portfolio (8/00)                   2004        1.099           1.183                  13,128
                                                               2003        1.000           1.099                      --

   Smith Barney Large Capitalization Growth Portfolio (2/00)   2004        1.166           1.140                      --
                                                               2003        1.000           1.166                      --

   Smith Barney Mid Cap Core Portfolio (4/00)                  2004        1.156           1.244                   4,492
                                                               2003        1.000           1.156                      --

   Smith Barney Money Market Portfolio (2/00)                  2004        0.992           0.975                      --
                                                               2003        1.000           0.992                      --

   Strategic Equity Portfolio (6/00)                           2004        1.114           1.197                      --
                                                               2003        1.000           1.114                      --

   Travelers Managed Income Portfolio (7/00)                   2004        1.027           1.029                  66,571
                                                               2003        1.000           1.027                      --

   Van Kampen Enterprise Portfolio (4/00)                      2004        1.126           1.140                  54,319
                                                               2003        1.000           1.126                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (2/00)           2004        1.113           1.161                  12,500
                                                               2003        1.000           1.113                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        1.232           1.388                      --
                                                               2003        1.000           1.232                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (5/00)              2004        1.139           1.280                  11,796
                                                               2003        1.000           1.139                      --

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (3/02)                  2004        1.195           1.452                   5,627
                                                               2003        1.000           1.195                      --

                                      NOTES

Effective 07/26/2004 Merrill Lynch Variable Series Funds, Inc.: Merrill Lynch Small Cap Value V.I. Fund - Class III changed its name to Merrill Lynch Series Fund, Inc.: Merrill Lynch Value Opportunities V.I. Fund - Class III.

Effective 11/01/2004 Smith Barney Investment Series: Smith Barney Large Cap Core Portfolio changed its name to Smith Barney Investment Series: Smith Barney Dividend Strategy Portfolio.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account..

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2004.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If a accumulate unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Putnam Variable Trust: Putnam VT International Equity Fund - Class IB Shares is no longer available to new contract holders.

ANNUAL REPORT
DECEMBER 31, 2004

                      THE TRAVELERS SEPARATE ACCOUNT NINE
                      FOR VARIABLE ANNUITIES

[TRAVELERS LOGO]

The Travelers Insurance Company
The Travelers Life and Annuity Company
One Cityplace
Hartford, CT 06103

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004

                                                                HIGH
                                           CAPITAL              YIELD                MANAGED              MONEY
                                        APPRECIATION            BOND                 ASSETS               MARKET
                                            FUND                TRUST                 TRUST             PORTFOLIO
                                         ----------           ----------           ----------           ----------
ASSETS:
  Investments at market value:           $  197,739           $  115,418           $   49,072           $1,411,260

  Receivables:
    Dividends ................                   --                   --                   --                1,302
                                         ----------           ----------           ----------           ----------

      Total Assets ...........              197,739              115,418               49,072            1,412,562
                                         ----------           ----------           ----------           ----------

LIABILITIES:

      Total Liabilities ......                   --                   --                   --                   --
                                         ----------           ----------           ----------           ----------

NET ASSETS:                              $  197,739           $  115,418           $   49,072           $1,412,562
                                         ==========           ==========           ==========           ==========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                           AIM V.I.
                                           CAPITAL             AIM V.I.             AIM V.I.        ALLIANCEBERNSTEIN
                                        APPRECIATION           MID CAP              PREMIER             GROWTH AND
                                           FUND -            CORE EQUITY             EQUITY               INCOME
                                           SERIES               FUND -               FUND -            PORTFOLIO -
                                             II               SERIES II             SERIES I             CLASS B
                                         ----------           ----------           ----------           ----------
ASSETS:
  Investments at market value:           $  648,612           $  247,308           $  247,890           $2,372,500

  Receivables:
    Dividends ................                   --                   --                   --                   --
                                         ----------           ----------           ----------           ----------

      Total Assets ...........              648,612              247,308              247,890            2,372,500
                                         ----------           ----------           ----------           ----------

LIABILITIES:

      Total Liabilities ......                   --                   --                   --                   --
                                         ----------           ----------           ----------           ----------

NET ASSETS:                              $  648,612           $  247,308           $  247,890           $2,372,500
                                         ==========           ==========           ==========           ==========


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                             CREDIT
                           GLOBAL                                                            SUISSE               DELAWARE
ALLIANCEBERNSTEIN          GROWTH               GROWTH             GROWTH-INCOME             TRUST                VIP REIT
 PREMIER GROWTH            FUND -               FUND -                FUND -                EMERGING              SERIES -
   PORTFOLIO -            CLASS 2              CLASS 2                CLASS 2               MARKETS               STANDARD
     CLASS B               SHARES               SHARES                SHARES               PORTFOLIO               CLASS
-----------------       -----------           -----------           -----------           -----------           -----------
  $ 1,581,549           $13,185,538           $40,569,657           $49,617,930           $    14,958           $ 1,634,662

           --                    --                    --                    --                    --                    --
  -----------           -----------           -----------           -----------           -----------           -----------

    1,581,549            13,185,538            40,569,657            49,617,930                14,958             1,634,662
  -----------           -----------           -----------           -----------           -----------           -----------

           --                    --                    --                    --                    --                    --
  -----------           -----------           -----------           -----------           -----------           -----------

  $ 1,581,549           $13,185,538           $40,569,657           $49,617,930           $    14,958           $ 1,634,662
  ===========           ===========           ===========           ===========           ===========           ===========


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                    FRANKLIN
                                                             DREYFUS VIF             RISING              FRANKLIN
                                         DREYFUS VIF          DEVELOPING           DIVIDENDS              SMALL
                                        APPRECIATION           LEADERS             SECURITIES              CAP
                                         PORTFOLIO -         PORTFOLIO -             FUND -               FUND -
                                           INITIAL             INITIAL              CLASS 2              CLASS 2
                                           SHARES               SHARES               SHARES               SHARES
                                         ----------           ----------           ----------           ----------
ASSETS:
  Investments at market value:           $  350,972           $  209,950           $1,890,200           $5,475,119

  Receivables:
    Dividends ................                   --                   --                   --                   --
                                         ----------           ----------           ----------           ----------

      Total Assets ...........              350,972              209,950            1,890,200            5,475,119
                                         ----------           ----------           ----------           ----------

LIABILITIES:

      Total Liabilities ......                   --                   --                   --                   --
                                         ----------           ----------           ----------           ----------

NET ASSETS:                              $  350,972           $  209,950           $1,890,200           $5,475,119
                                         ==========           ==========           ==========           ==========


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                         TEMPLETON
     MUTUAL              DEVELOPING           TEMPLETON              TEMPLETON
     SHARES               MARKETS              FOREIGN                GROWTH
   SECURITIES            SECURITIES           SECURITIES            SECURITIES                                  DIVERSIFIED
     FUND -                FUND -               FUND -                FUND -                                     STRATEGIC
     CLASS 2              CLASS 2              CLASS 2                CLASS 2            APPRECIATION              INCOME
     SHARES                SHARES               SHARES                SHARES               PORTFOLIO             PORTFOLIO
  -----------           -----------           -----------           -----------           -----------           -----------
  $ 7,367,439           $ 2,832,574           $10,592,209           $ 2,226,911           $17,928,774           $12,349,645

           --                    --                    --                    --                    --                   -0-
  -----------           -----------           -----------           -----------           -----------           -----------

    7,367,439             2,832,574            10,592,209             2,226,911            17,928,774            12,349,645
  -----------           -----------           -----------           -----------           -----------           -----------

           --                    --                    --                    --                    --                    --
  -----------           -----------           -----------           -----------           -----------           -----------

  $ 7,367,439           $ 2,832,574           $10,592,209           $ 2,226,911           $17,928,774           $12,349,645
  ===========           ===========           ===========           ===========           ===========           ===========


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                       SALOMON              SALOMON
                                                                                       BROTHERS             BROTHERS
                                                                                       VARIABLE             VARIABLE
                                            EQUITY                                    AGGRESSIVE           AGGRESSIVE
                                             INDEX                                      GROWTH               GROWTH
                                          PORTFOLIO -          FUNDAMENTAL              FUND -               FUND -
                                           CLASS II               VALUE                CLASS I              CLASS II
                                            SHARES              PORTFOLIO               SHARES               SHARES
                                         -----------           -----------           -----------           -----------
ASSETS:
  Investments at market value:           $ 9,274,023           $31,169,763           $   762,404           $ 1,133,633

  Receivables:
    Dividends ................                    --                    --                    --                    --
                                         -----------           -----------           -----------           -----------

      Total Assets ...........             9,274,023            31,169,763               762,404             1,133,633
                                         -----------           -----------           -----------           -----------

LIABILITIES:

      Total Liabilities ......                    --                    --                    --                    --
                                         -----------           -----------           -----------           -----------

NET ASSETS:                              $ 9,274,023           $31,169,763           $   762,404           $ 1,133,633
                                         ===========           ===========           ===========           ===========


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

     SALOMON
    BROTHERS
    VARIABLE                                   GLOBAL                                    MID
    GROWTH &                                    LIFE               GLOBAL                CAP               WORLDWIDE
     INCOME              BALANCED             SCIENCES           TECHNOLOGY             GROWTH               GROWTH
     FUND -            PORTFOLIO -          PORTFOLIO -          PORTFOLIO -         PORTFOLIO -          PORTFOLIO -
     CLASS I             SERVICE              SERVICE              SERVICE             SERVICE              SERVICE
     SHARES               SHARES               SHARES              SHARES               SHARES               SHARES
  ----------           ----------           ----------           ----------           ----------           ----------
  $  197,944           $1,285,669           $   13,097           $   98,732           $1,026,184           $   65,594

          --                   --                   --                   --                   --                   --
  ----------           ----------           ----------           ----------           ----------           ----------

     197,944            1,285,669               13,097               98,732            1,026,184               65,594
  ----------           ----------           ----------           ----------           ----------           ----------

          --                   --                   --                   --                   --                   --
  ----------           ----------           ----------           ----------           ----------           ----------

  $  197,944           $1,285,669           $   13,097           $   98,732           $1,026,184           $   65,594
  ==========           ==========           ==========           ==========           ==========           ==========


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                                          MERRILL
                                                                                                          LYNCH
                                                                                                          GLOBAL
                                           LAZARD               GROWTH                                  ALLOCATION
                                         RETIREMENT              AND                 MID-CAP               V.I.
                                          SMALL CAP             INCOME                VALUE               FUND -
                                          PORTFOLIO           PORTFOLIO             PORTFOLIO           CLASS III
                                         ----------           ----------           ----------           ----------
ASSETS:
  Investments at market value:           $2,694,727           $3,843,295           $4,489,483           $  553,689

  Receivables:
    Dividends ................                   --                   --                   --                   --
                                         ----------           ----------           ----------           ----------

      Total Assets ...........            2,694,727            3,843,295            4,489,483              553,689
                                         ----------           ----------           ----------           ----------

LIABILITIES:

      Total Liabilities ......                   --                   --                   --                   --
                                         ----------           ----------           ----------           ----------

NET ASSETS:                              $2,694,727           $3,843,295           $4,489,483           $  553,689
                                         ==========           ==========           ==========           ==========


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

     MERRILL
      LYNCH             OPPENHEIMER           OPPENHEIMER           OPPENHEIMER
      VALUE               CAPITAL                GLOBAL                MAIN                   REAL                 TOTAL
  OPPORTUNITIES         APPRECIATION           SECURITIES             STREET                 RETURN                RETURN
      V.I.               FUND/VA -             FUND/VA -             FUND/VA -            PORTFOLIO -           PORTFOLIO -
     FUND -               SERVICE               SERVICE               SERVICE            ADMINISTRATIVE        ADMINISTRATIVE
    CLASS III              SHARES                SHARES               SHARES                 CLASS                 CLASS
  -----------           -----------           -----------           -----------           -----------           -----------
  $ 1,714,356           $   782,558           $ 1,028,152           $    88,415           $ 9,448,069           $46,765,029

           --                    --                    --                    --                    --                    --
  -----------           -----------           -----------           -----------           -----------           -----------

    1,714,356               782,558             1,028,152                88,415             9,448,069            46,765,029
  -----------           -----------           -----------           -----------           -----------           -----------

           --                    --                    --                    --                    --                    --
  -----------           -----------           -----------           -----------           -----------           -----------

  $ 1,714,356           $   782,558           $ 1,028,152           $    88,415           $ 9,448,069           $46,765,029
  ===========           ===========           ===========           ===========           ===========           ===========


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                           PIONEER                              PIONEER           PIONEER
                                           AMERICA           PIONEER            EMERGING           EQUITY
                                           INCOME            BALANCED           MARKETS            INCOME
                                             VCT               VCT                VCT               VCT
                                         PORTFOLIO -       PORTFOLIO -        PORTFOLIO -       PORTFOLIO -
                                          CLASS II           CLASS II           CLASS II          CLASS II
                                           SHARES             SHARES             SHARES            SHARES
                                         --------           --------           --------           --------
ASSETS:
  Investments at market value:           $687,298           $319,215           $258,045           $977,422

  Receivables:
    Dividends ................                 --                 --                 --                 --
                                         --------           --------           --------           --------

      Total Assets ...........            687,298            319,215            258,045            977,422
                                         --------           --------           --------           --------

LIABILITIES:

      Total Liabilities ......                 --                 --                 --                 --
                                         --------           --------           --------           --------

NET ASSETS:                              $687,298           $319,215           $258,045           $977,422
                                         ========           ========           ========           ========


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                                            PIONEER
                                             PIONEER              PIONEER               PIONEER               MID
    PIONEER             PIONEER               GROWTH               HIGH              INTERNATIONAL            CAP
    EUROPE                FUND                SHARES               YIELD                 VALUE               VALUE
      VCT                 VCT                  VCT                  VCT                   VCT                 VCT
  PORTFOLIO -         PORTFOLIO -          PORTFOLIO -          PORTFOLIO -           PORTFOLIO -         PORTFOLIO -
   CLASS II             CLASS II             CLASS II            CLASS II               CLASS II            CLASS II
    SHARES               SHARES               SHARES              SHARES                 SHARES              SHARES
  ----------           ----------           ----------           ----------           ----------           ----------
  $   62,086           $1,160,018           $  107,184           $1,482,006           $  231,816           $  739,311

          --                   --                   --                   --                   --                   --
  ----------           ----------           ----------           ----------           ----------           ----------

      62,086            1,160,018              107,184            1,482,006              231,816              739,311
  ----------           ----------           ----------           ----------           ----------           ----------

          --                   --                   --                   --                   --                   --
  ----------           ----------           ----------           ----------           ----------           ----------

  $   62,086           $1,160,018           $  107,184           $1,482,006           $  231,816           $  739,311
  ==========           ==========           ==========           ==========           ==========           ==========


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                          PIONEER                           PIONEER PAPP
                                         OAK RIDGE          PIONEER            SMALL &            PIONEER
                                         LARGE CAP            PAPP             MID CAP          REAL ESTATE
                                          GROWTH        AMERICA-PACIFIC         GROWTH             SHARES
                                            VCT             RIM FUND             VCT                VCT
                                        PORTFOLIO -          VCT -           PORTFOLIO -        PORTFOLIO -
                                         CLASS II           CLASS II           CLASS II           CLASS II
                                          SHARES             SHARES             SHARES             SHARES
                                         --------           --------           --------           --------
ASSETS:
  Investments at market value:           $ 99,906           $101,445           $318,161           $342,665

  Receivables:
    Dividends ................                 --                 --                 --                 --
                                         --------           --------           --------           --------

      Total Assets ...........             99,906            101,445            318,161            342,665
                                         --------           --------           --------           --------

LIABILITIES:

      Total Liabilities ......                 --                 --                 --                 --
                                         --------           --------           --------           --------

NET ASSETS:                              $ 99,906           $101,445           $318,161           $342,665
                                         ========           ========           ========           ========


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                         PIONEER              PIONEER
    PIONEER               SMALL              STRATEGIC             PIONEER            PUTNAM VT            PUTNAM VT
   SMALL CAP             COMPANY               INCOME               VALUE             DISCOVERY          INTERNATIONAL
   VALUE VCT               VCT                  VCT                  VCT                GROWTH               EQUITY
  PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -            FUND -               FUND -
   CLASS II              CLASS II             CLASS II            CLASS II             CLASS IB             CLASS IB
    SHARES                SHARES               SHARES              SHARES               SHARES               SHARES
  ----------           ----------           ----------           ----------           ----------           ----------
  $  208,424           $   44,130           $1,286,158           $  538,888           $  162,687           $1,688,297

          --                   --                   --                   --                   --                   --
  ----------           ----------           ----------           ----------           ----------           ----------

     208,424               44,130            1,286,158              538,888              162,687            1,688,297
  ----------           ----------           ----------           ----------           ----------           ----------

          --                   --                   --                   --                   --                   --
  ----------           ----------           ----------           ----------           ----------           ----------

  $  208,424           $   44,130           $1,286,158           $  538,888           $  162,687           $1,688,297
  ==========           ==========           ==========           ==========           ==========           ==========


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                           PUTNAM VT
                                           SMALL CAP
                                             VALUE                                                          LARGE CAP
                                            FUND -              ALL CAP               INVESTORS               GROWTH
                                           CLASS IB             FUND -                  FUND -                FUND -
                                            SHARES              CLASS I                CLASS I               CLASS I
                                         -----------           -----------           -----------           -----------
ASSETS:
  Investments at market value:           $ 4,167,098           $11,119,479           $ 5,759,743           $   381,456

  Receivables:
    Dividends ................                    --                    --                    --                    --
                                         -----------           -----------           -----------           -----------

      Total Assets ...........             4,167,098            11,119,479             5,759,743               381,456
                                         -----------           -----------           -----------           -----------

LIABILITIES:

      Total Liabilities ......                    --                    --                    --                    --
                                         -----------           -----------           -----------           -----------

NET ASSETS:                              $ 4,167,098           $11,119,479           $ 5,759,743           $   381,456
                                         ===========           ===========           ===========           ===========


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                        SMITH                                     MULTIPLE
                                                                       BARNEY               MULTIPLE             DISCIPLINE
                                                 SMITH                 PREMIER             DISCIPLINE           PORTFOLIO -
    SMALL CAP              TOTAL                 BARNEY              SELECTIONS           PORTFOLIO -             BALANCED
     GROWTH                RETURN               DIVIDEND               ALL CAP              ALL CAP               ALL CAP
     FUND -                FUND -               STRATEGY               GROWTH                GROWTH                GROWTH
     CLASS I              CLASS II             PORTFOLIO              PORTFOLIO            AND VALUE             AND VALUE
  -----------           -----------           -----------           -----------           -----------           -----------
  $ 3,446,756           $   269,476           $ 2,062,835           $   200,670           $50,014,029           $47,019,641

           --                    --                    --                    --                    --                    --
  -----------           -----------           -----------           -----------           -----------           -----------

    3,446,756               269,476             2,062,835               200,670            50,014,029            47,019,641
  -----------           -----------           -----------           -----------           -----------           -----------

           --                    --                    --                    --                    --                    --
  -----------           -----------           -----------           -----------           -----------           -----------

  $ 3,446,756           $   269,476           $ 2,062,835           $   200,670           $50,014,029           $47,019,641
  ===========           ===========           ===========           ===========           ===========           ===========


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                          MULTIPLE
                                         DISCIPLINE              MULTIPLE
                                         PORTFOLIO -            DISCIPLINE
                                           GLOBAL              PORTFOLIO -                                 DISCIPLINED
                                           ALL CAP              LARGE CAP            CONVERTIBLE             MID CAP
                                           GROWTH                 GROWTH              SECURITIES              STOCK
                                          AND VALUE             AND VALUE             PORTFOLIO             PORTFOLIO
                                         -----------           -----------           -----------           -----------
ASSETS:
  Investments at market value:           $12,459,512           $ 7,304,191           $ 4,303,023           $   565,151

  Receivables:
    Dividends ................                    --                    --                    --                    --
                                         -----------           -----------           -----------           -----------

      Total Assets ...........            12,459,512             7,304,191             4,303,023               565,151
                                         -----------           -----------           -----------           -----------

LIABILITIES:

      Total Liabilities ......                    --                    --                    --                    --
                                         -----------           -----------           -----------           -----------

NET ASSETS:                              $12,459,512           $ 7,304,191           $ 4,303,023           $   565,151
                                         ===========           ===========           ===========           ===========


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                                                 MERRILL
                                                                                             LAZARD               LYNCH
     EQUITY              FEDERATED             FEDERATED                                 INTERNATIONAL          LARGE CAP
     INCOME              HIGH YIELD              STOCK               LARGE CAP               STOCK                 CORE
   PORTFOLIO             PORTFOLIO             PORTFOLIO             PORTFOLIO             PORTFOLIO            PORTFOLIO
  -----------           -----------           -----------           -----------           -----------           -----------
  $12,933,921           $   785,620           $   643,321           $ 2,660,288           $ 3,070,336           $ 1,669,534

           --                    --                    --                    --                    --                    --
  -----------           -----------           -----------           -----------           -----------           -----------

   12,933,921               785,620               643,321             2,660,288             3,070,336             1,669,534
  -----------           -----------           -----------           -----------           -----------           -----------

           --                    --                    --                    --                    --                    --
  -----------           -----------           -----------           -----------           -----------           -----------

  $12,933,921           $   785,620           $   643,321           $ 2,660,288           $ 3,070,336           $ 1,669,534
  ===========           ===========           ===========           ===========           ===========           ===========


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                             MFS                 MFS
                                          EMERGING             MID CAP                                   PIONEER
                                           GROWTH               GROWTH              MFS VALUE              FUND
                                          PORTFOLIO           PORTFOLIO             PORTFOLIO           PORTFOLIO
                                         ----------           ----------           ----------           ----------
ASSETS:
  Investments at market value:           $1,687,448           $  608,037           $  579,022           $1,270,687

  Receivables:
    Dividends ................                   --                   --                   --                   --
                                         ----------           ----------           ----------           ----------

      Total Assets ...........            1,687,448              608,037              579,022            1,270,687
                                         ----------           ----------           ----------           ----------

LIABILITIES:

      Total Liabilities ......                   --                   --                   --                   --
                                         ----------           ----------           ----------           ----------

NET ASSETS:                              $1,687,448           $  608,037           $  579,022           $1,270,687
                                         ==========           ==========           ==========           ==========


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

     SOCIAL              TRAVELERS               U.S.                   AIM                   MFS                 PIONEER
    AWARENESS             QUALITY             GOVERNMENT              CAPITAL                TOTAL               STRATEGIC
      STOCK                 BOND              SECURITIES           APPRECIATION              RETURN                INCOME
    PORTFOLIO            PORTFOLIO            PORTFOLIO              PORTFOLIO             PORTFOLIO             PORTFOLIO
  -----------           -----------           -----------           -----------           -----------           -----------
  $    43,609           $ 1,248,695           $    67,860           $ 1,906,092           $35,333,225           $ 2,844,986

           --                    --                    --                    --                    --                    --
  -----------           -----------           -----------           -----------           -----------           -----------

       43,609             1,248,695                67,860             1,906,092            35,333,225             2,844,986
  -----------           -----------           -----------           -----------           -----------           -----------

           --                    --                    --                    --                    --                    --
  -----------           -----------           -----------           -----------           -----------           -----------

  $    43,609           $ 1,248,695           $    67,860           $ 1,906,092           $35,333,225           $ 2,844,986
  ===========           ===========           ===========           ===========           ===========           ===========


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                              SB
                                          ADJUSTABLE                                                          SMITH
                                             RATE                 SMITH                                       BARNEY
                                            INCOME                BARNEY                SMITH             INTERNATIONAL
                                          PORTFOLIO -           AGGRESSIVE              BARNEY               ALL CAP
                                            CLASS I               GROWTH             HIGH INCOME              GROWTH
                                            SHARES              PORTFOLIO             PORTFOLIO             PORTFOLIO
                                         -----------           -----------           -----------           -----------
ASSETS:
  Investments at market value:           $ 3,482,837           $39,318,679           $17,383,031           $   220,849

  Receivables:
    Dividends ................                    --                    --                    --                    --
                                         -----------           -----------           -----------           -----------

      Total Assets ...........             3,482,837            39,318,679            17,383,031               220,849
                                         -----------           -----------           -----------           -----------

LIABILITIES:

      Total Liabilities ......                    --                    --                    --                    --
                                         -----------           -----------           -----------           -----------

NET ASSETS:                              $ 3,482,837           $39,318,679           $17,383,031           $   220,849
                                         ===========           ===========           ===========           ===========


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                           SMITH
      SMITH                BARNEY                SMITH                 SMITH
     BARNEY                LARGE                 BARNEY                BARNEY                                    TRAVELERS
    LARGE CAP          CAPITALIZATION           MID CAP                MONEY               STRATEGIC              MANAGED
      VALUE                GROWTH                 CORE                MARKET                 EQUITY                INCOME
    PORTFOLIO            PORTFOLIO             PORTFOLIO             PORTFOLIO             PORTFOLIO             PORTFOLIO
  -----------           -----------           -----------           -----------           -----------           -----------
  $ 1,023,172           $11,985,812           $ 9,206,298           $12,908,324           $ 1,291,240           $15,286,938

           --                    --                    --                10,091                    --                    --
  -----------           -----------           -----------           -----------           -----------           -----------

    1,023,172            11,985,812             9,206,298            12,918,415             1,291,240            15,286,938
  -----------           -----------           -----------           -----------           -----------           -----------

           --                    --                    --                    --                    --                    --
  -----------           -----------           -----------           -----------           -----------           -----------

  $ 1,023,172           $11,985,812           $ 9,206,298           $12,918,415           $ 1,291,240           $15,286,938
  ===========           ===========           ===========           ===========           ===========           ===========


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                    EMERGING
                                             VAN               COMSTOCK              GROWTH             ENTERPRISE
                                           KAMPEN            PORTFOLIO -          PORTFOLIO -          PORTFOLIO -
                                         ENTERPRISE            CLASS II             CLASS I              CLASS II
                                          PORTFOLIO             SHARES               SHARES               SHARES
                                         ----------           ----------           ----------           ----------
ASSETS:
  Investments at market value:           $  601,447           $1,247,849           $1,009,026           $    3,895

  Receivables:
    Dividends ................                   --                   --                   --                   --
                                         ----------           ----------           ----------           ----------

      Total Assets ...........              601,447            1,247,849            1,009,026                3,895
                                         ----------           ----------           ----------           ----------

LIABILITIES:

      Total Liabilities ......                   --                   --                   --                   --
                                         ----------           ----------           ----------           ----------

NET ASSETS:                              $  601,447           $1,247,849           $1,009,026           $    3,895
                                         ==========           ==========           ==========           ==========


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

      SMITH                                                              DYNAMIC
     BARNEY                                                              CAPITAL
    SMALL CAP                                   CONTRAFUND(R)          APPRECIATION             MID CAP
     GROWTH               CONTRAFUND(R)          PORTFOLIO -            PORTFOLIO -           PORTFOLIO -
  OPPORTUNITIES           PORTFOLIO -              SERVICE               SERVICE                SERVICE
    PORTFOLIO            SERVICE CLASS             CLASS 2               CLASS 2                CLASS 2                COMBINED
  ------------           ------------           ------------           ------------           ------------           ------------
  $  3,059,979           $ 12,285,193           $  1,673,372           $    158,493           $ 13,567,145           $662,507,184

            --                     --                     --                     --                     --                 11,393
  ------------           ------------           ------------           ------------           ------------           ------------

     3,059,979             12,285,193              1,673,372                158,493             13,567,145            662,518,577
  ------------           ------------           ------------           ------------           ------------           ------------

            --                     --                     --                     --                     --                     --
  ------------           ------------           ------------           ------------           ------------           ------------

  $  3,059,979           $ 12,285,193           $  1,673,372           $    158,493           $ 13,567,145           $662,518,577
  ============           ============           ============           ============           ============           ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                         CAPITAL
                                                      APPRECIATION       HIGH YIELD         MANAGED         MONEY MARKET
                                                          FUND           BOND TRUST       ASSETS TRUST       PORTFOLIO
                                                        --------         ----------       ------------       ---------
INVESTMENT INCOME:
  Dividends ...................................         $     --          $  7,517          $  1,094          $  7,419
                                                        --------          --------          --------          --------

EXPENSES:
  Insurance charges ...........................            2,579               492                92            10,857
  Administrative fees .........................              194                40                 8               858
                                                        --------          --------          --------          --------

    Total expenses ............................            2,773               532               100            11,715
                                                        --------          --------          --------          --------

      Net investment income (loss) ............           (2,773)            6,985               994            (4,296)
                                                        --------          --------          --------          --------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................               --                 5               405                --
    Realized gain (loss) on sale of investments              806                12                 1                --
                                                        --------          --------          --------          --------

      Realized gain (loss) ....................              806                17               406                --
                                                        --------          --------          --------          --------

    Change in unrealized gain (loss)
      on investments ..........................           27,220            (3,237)             (545)               --
                                                        --------          --------          --------          --------

  Net increase (decrease) in net assets
    resulting from operations .................         $ 25,253          $  3,765          $    855          $ (4,296)
                                                        ========          ========          ========          ========


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                              ALLIANCEBERNSTEIN
AIM V.I. CAPITAL     AIM V.I. MID CAP     AIM V.I. PREMIER         GROWTH          ALLIANCEBERNSTEIN      GLOBAL GROWTH
  APPRECIATION          CORE EQUITY            EQUITY            AND INCOME          PREMIER GROWTH       FUND - CLASS 2
FUND - SERIES II     FUND - SERIES II     FUND - SERIES I    PORTFOLIO - CLASS B  PORTFOLIO - CLASS B         SHARES
----------------     ----------------     ---------------    -------------------  -------------------         ------
  $        --          $        52          $     1,121          $    11,869          $        --          $    26,388
  -----------          -----------          -----------          -----------          -----------          -----------

        4,079                2,019                3,644               29,027               17,002              117,887
          304                  148                  366                2,507                1,765               10,335
  -----------          -----------          -----------          -----------          -----------          -----------

        4,383                2,167                4,010               31,534               18,767              128,222
  -----------          -----------          -----------          -----------          -----------          -----------

       (4,383)              (2,115)              (2,889)             (19,665)             (18,767)            (101,834)
  -----------          -----------          -----------          -----------          -----------          -----------

           --               10,512                   --                   --                   --                   --
          874                  (77)               4,797                6,942              (34,928)               5,003
  -----------          -----------          -----------          -----------          -----------          -----------

          874               10,435                4,797                6,942              (34,928)               5,003
  -----------          -----------          -----------          -----------          -----------          -----------

       45,759                6,612                8,141              187,472              152,075            1,236,857
  -----------          -----------          -----------          -----------          -----------          -----------

  $    42,250          $    14,932          $    10,049          $   174,749          $    98,380          $ 1,140,026
  ===========          ===========          ===========          ===========          ===========          ===========


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                                     CREDIT
                                                                                                     SUISSE              DELAWARE
                                                           GROWTH                                    TRUST               VIP REIT
                                                           FUND -           GROWTH-INCOME           EMERGING              SERIES
                                                           CLASS 2          FUND - CLASS 2          MARKETS             - STANDARD
                                                           SHARES               SHARES             PORTFOLIO              CLASS
                                                        -----------          -----------          -----------          -----------
INVESTMENT INCOME:
  Dividends ...................................         $    56,745          $   371,200          $        38          $    17,351
                                                        -----------          -----------          -----------          -----------

EXPENSES:
  Insurance charges ...........................             389,747              510,102                  212               20,756
  Administrative fees .........................              33,442               44,041                   19                1,628
                                                        -----------          -----------          -----------          -----------

    Total expenses ............................             423,189              554,143                  231               22,384
                                                        -----------          -----------          -----------          -----------

      Net investment income (loss) ............            (366,444)            (182,943)                (193)              (5,033)
                                                        -----------          -----------          -----------          -----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  --                   --                   --               17,978
    Realized gain (loss) on sale of investments               2,343               13,670                  145                7,277
                                                        -----------          -----------          -----------          -----------

      Realized gain (loss) ....................               2,343               13,670                  145               25,255
                                                        -----------          -----------          -----------          -----------

    Change in unrealized gain (loss)
      on investments ..........................           3,666,366            3,373,813                2,498              303,851
                                                        -----------          -----------          -----------          -----------

  Net increase (decrease) in net assets
    resulting from operations .................         $ 3,302,265          $ 3,204,540          $     2,450          $   324,073
                                                        ===========          ===========          ===========          ===========


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                         FRANKLIN                                                TEMPLETON
                     DREYFUS VIF          RISING            FRANKLIN            MUTUAL           DEVELOPING
  DREYFUS VIF         DEVELOPING        DIVIDENDS             SMALL             SHARES            MARKETS
 APPRECIATION          LEADERS          SECURITIES         CAP FUND -         SECURITIES         SECURITIES
  PORTFOLIO -        PORTFOLIO -       FUND - CLASS          CLASS 2        FUND - CLASS 2      FUND - CLASS
INITIAL SHARES     INITIAL SHARES        2 SHARES            SHARES             SHARES            2 SHARES
--------------     --------------        --------            ------         --------------        --------
  $   5,776          $     393          $   1,108          $      --          $  31,589          $  21,616
  ---------          ---------          ---------          ---------          ---------          ---------

      5,812              2,308             11,171             57,903             78,765             24,416
        473                187                806              5,033              6,632              1,971
  ---------          ---------          ---------          ---------          ---------          ---------

      6,285              2,495             11,977             62,936             85,397             26,387
  ---------          ---------          ---------          ---------          ---------          ---------

       (509)            (2,102)           (10,869)           (62,936)           (53,808)            (4,771)
  ---------          ---------          ---------          ---------          ---------          ---------

         --                 --              2,182                 --                 --                 --
        914              2,068                461              1,199              7,443              2,933
  ---------          ---------          ---------          ---------          ---------          ---------

        914              2,068              2,643              1,199              7,443              2,933
  ---------          ---------          ---------          ---------          ---------          ---------

      7,313             15,405            111,896            483,305            624,098            410,308
  ---------          ---------          ---------          ---------          ---------          ---------

  $   7,718          $  15,371          $ 103,670          $ 421,568          $ 577,733          $ 408,470
  =========          =========          =========          =========          =========          =========


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                         TEMPLETON
                                                          FOREIGN            TEMPLETON
                                                        SECURITIES             GROWTH                                  DIVERSIFIED
                                                          FUND -             SECURITIES                                 STRATEGIC
                                                          CLASS 2           FUND - CLASS         APPRECIATION             INCOME
                                                          SHARES              2 SHARES            PORTFOLIO             PORTFOLIO
                                                        -----------          -----------          -----------          -----------
INVESTMENT INCOME:
  Dividends ...................................         $    53,991          $    10,066          $   189,603          $   586,225
                                                        -----------          -----------          -----------          -----------

EXPENSES:
  Insurance charges ...........................              99,631               20,931              221,745              140,198
  Administrative fees .........................               8,586                1,603               19,521               12,530
                                                        -----------          -----------          -----------          -----------

    Total expenses ............................             108,217               22,534              241,266              152,728
                                                        -----------          -----------          -----------          -----------

      Net investment income (loss) ............             (54,226)             (12,468)             (51,663)             433,497
                                                        -----------          -----------          -----------          -----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  --                   --                   --                   --
    Realized gain (loss) on sale of investments               7,403                3,377               13,785                1,802
                                                        -----------          -----------          -----------          -----------

      Realized gain (loss) ....................               7,403                3,377               13,785                1,802
                                                        -----------          -----------          -----------          -----------

    Change in unrealized gain (loss)
      on investments ..........................           1,238,171              208,761            1,071,819               59,130
                                                        -----------          -----------          -----------          -----------

  Net increase (decrease) in net assets
    resulting from operations .................         $ 1,191,348          $   199,670          $ 1,033,941          $   494,429
                                                        ===========          ===========          ===========          ===========


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                        SALOMON
                                              SALOMON              SALOMON             BROTHERS
     EQUITY                                   BROTHERS            BROTHERS             VARIABLE
      INDEX                                   VARIABLE            VARIABLE             GROWTH &             BALANCED
    PORTFOLIO          FUNDAMENTAL           AGGRESSIVE          AGGRESSIVE             INCOME             PORTFOLIO -
   - CLASS II             VALUE            GROWTH FUND -        GROWTH FUND -        FUND - CLASS I          SERVICE
     SHARES             PORTFOLIO          CLASS I SHARES      CLASS II SHARES          SHARES               SHARES
  -----------          -----------         --------------      ---------------        -----------          -----------
  $   118,780          $   194,938          $        --          $        --          $     1,728          $    27,543
  -----------          -----------          -----------          -----------          -----------          -----------

      115,886              365,688               12,644                7,956                3,262               21,192
        9,653               31,429                  941                  593                  270                1,822
  -----------          -----------          -----------          -----------          -----------          -----------

      125,539              397,117               13,585                8,549                3,532               23,014
  -----------          -----------          -----------          -----------          -----------          -----------

       (6,759)            (202,179)             (13,585)              (8,549)              (1,804)               4,529
  -----------          -----------          -----------          -----------          -----------          -----------

           --              701,380                   --                   --                   --                   --
       11,285               50,114                  756                  (30)                 874                5,749
  -----------          -----------          -----------          -----------          -----------          -----------

       11,285              751,494                  756                  (30)                 874                5,749
  -----------          -----------          -----------          -----------          -----------          -----------

      633,468            1,075,847               54,164               71,112               12,843               65,143
  -----------          -----------          -----------          -----------          -----------          -----------

  $   637,994          $ 1,625,162          $    41,335          $    62,533          $    11,913          $    75,421
  ===========          ===========          ===========          ===========          ===========          ===========


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                        GLOBAL LIFE          GLOBAL            MID CAP           WORLDWIDE
                                                         SCIENCES          TECHNOLOGY           GROWTH            GROWTH
                                                        PORTFOLIO -      PORTFOLIO -         PORTFOLIO -        PORTFOLIO -
                                                          SERVICE           SERVICE            SERVICE            SERVICE
                                                          SHARES             SHARES             SHARES             SHARES
                                                        ---------          ---------          ---------          ---------
INVESTMENT INCOME:
  Dividends ...................................         $      --          $      --          $      --          $     537
                                                        ---------          ---------          ---------          ---------

EXPENSES:
  Insurance charges ...........................               212              1,836             11,832                904
  Administrative fees .........................                18                143              1,178                 78
                                                        ---------          ---------          ---------          ---------

    Total expenses ............................               230              1,979             13,010                982
                                                        ---------          ---------          ---------          ---------

      Net investment income (loss) ............              (230)            (1,979)           (13,010)              (445)
                                                        ---------          ---------          ---------          ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                --                 --                 --                 --
    Realized gain (loss) on sale of investments                63              7,816             (5,436)                42
                                                        ---------          ---------          ---------          ---------

      Realized gain (loss) ....................                63              7,816             (5,436)                42
                                                        ---------          ---------          ---------          ---------

    Change in unrealized gain (loss)
      on investments ..........................             1,582             (6,542)           161,489              2,252
                                                        ---------          ---------          ---------          ---------

  Net increase (decrease) in net assets
    resulting from operations .................         $   1,415          $    (705)         $ 143,043          $   1,849
                                                        =========          =========          =========          =========


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                              MERRILL         OPPENHEIMER
                                                            MERRILL            LYNCH            CAPITAL
   LAZARD              GROWTH                                LYNCH             VALUE          APPRECIATION
 RETIREMENT             AND              MID-CAP       GLOBAL ALLOCATION   OPPORTUNITIES        FUND/VA
  SMALL CAP            INCOME             VALUE            V.I. FUND         V.I. FUND         - SERVICE
  PORTFOLIO          PORTFOLIO          PORTFOLIO         - CLASS III       - CLASS III          SHARES
  ---------          ---------          ---------      -----------------    -----------         ---------
  $      --          $  29,360          $  11,552          $  16,795         $      --          $     315
  ---------          ---------          ---------          ---------         ---------          ---------

     25,761             29,227             37,914              2,839             8,369              5,500
      2,075              2,353              2,991                210               726                441
  ---------          ---------          ---------          ---------         ---------          ---------

     27,836             31,580             40,905              3,049             9,095              5,941
  ---------          ---------          ---------          ---------         ---------          ---------

    (27,836)            (2,220)           (29,353)            13,746            (9,095)            (5,626)
  ---------          ---------          ---------          ---------         ---------          ---------

         --             29,845             58,848                 --           451,862                 --
     10,329              1,444             18,842                395                49                 (4)
  ---------          ---------          ---------          ---------         ---------          ---------

     10,329             31,289             77,690                395           451,911                 (4)
  ---------          ---------          ---------          ---------         ---------          ---------

    261,565            257,916            483,909             26,206          (295,648)            40,337
  ---------          ---------          ---------          ---------         ---------          ---------

  $ 244,058          $ 286,985          $ 532,246          $  40,347         $ 147,168          $  34,707
  =========          =========          =========          =========         =========          =========


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                        OPPENHEIMER
                                                          GLOBAL           OPPENHEIMER
                                                        SECURITIES         MAIN STREET          REAL RETURN        TOTAL RETURN
                                                         FUND/VA -           FUND/VA -          PORTFOLIO -        PORTFOLIO -
                                                          SERVICE            SERVICE          ADMINISTRATIVE      ADMINISTRATIVE
                                                          SHARES              SHARES               CLASS               CLASS
                                                        ----------          ----------          ----------          ----------
INVESTMENT INCOME:
  Dividends ...................................         $    1,497          $       --          $   47,255          $  668,630
                                                        ----------          ----------          ----------          ----------

EXPENSES:
  Insurance charges ...........................              6,367                 397              69,340             594,460
  Administrative fees .........................                484                  30               5,875              52,451
                                                        ----------          ----------          ----------          ----------

    Total expenses ............................              6,851                 427              75,215             646,911
                                                        ----------          ----------          ----------          ----------

      Net investment income (loss) ............             (5,354)               (427)            (27,960)             21,719
                                                        ----------          ----------          ----------          ----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 --                  --             269,195             656,600
    Realized gain (loss) on sale of investments              1,192                  42               1,700               7,287
                                                        ----------          ----------          ----------          ----------

      Realized gain (loss) ....................              1,192                  42             270,895             663,887
                                                        ----------          ----------          ----------          ----------

    Change in unrealized gain (loss)
      on investments ..........................            115,364               5,029              73,847             378,734
                                                        ----------          ----------          ----------          ----------

  Net increase (decrease) in net assets
    resulting from operations .................         $  111,202          $    4,644          $  316,782          $1,064,340
                                                        ==========          ==========          ==========          ==========


                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

   PIONEER          PIONEER            PIONEER           PIONEER
   AMERICA          BALANCED           EMERGING          EQUITY           PIONEER          PIONEER
   INCOME             VCT            MARKETS VCT         INCOME            EUROPE          FUND VCT
VCT PORTFOLIO      PORTFOLIO          PORTFOLIO       VCT PORTFOLIO    VCT PORTFOLIO      PORTFOLIO
 - CLASS II        - CLASS II         - CLASS II       - CLASS II        - CLASS II       - CLASS II
   SHARES            SHARES             SHARES           SHARES            SHARES           SHARES
-------------       --------          --------        -------------    -------------       --------
  $  8,996          $  3,903          $    624          $ 10,051         $      8          $  6,586
  --------          --------          --------          --------         --------          --------

     3,927             2,817             2,142             7,131              424            11,337
       303               210               149               527               31               802
  --------          --------          --------          --------         --------          --------

     4,230             3,027             2,291             7,658              455            12,139
  --------          --------          --------          --------         --------          --------

     4,766               876            (1,667)            2,393             (447)           (5,553)
  --------          --------          --------          --------         --------          --------

        --                --                --                --               --                --
       (15)              (14)              731               435               (1)              733
  --------          --------          --------          --------         --------          --------

       (15)              (14)              731               435               (1)              733
  --------          --------          --------          --------         --------          --------

      (314)            6,528            41,197            77,745            7,828            90,923
  --------          --------          --------          --------         --------          --------

  $  4,437          $  7,390          $ 40,261          $ 80,573         $  7,380          $ 86,103
  ========          ========          ========          ========         ========          ========


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                         PIONEER                            PIONEER          PIONEER
                                                         GROWTH           PIONEER        INTERNATIONAL       MID CAP
                                                         SHARES          HIGH YIELD        VALUE VCT        VALUE VCT
                                                      VCT PORTFOLIO    VCT PORTFOLIO       PORTFOLIO        PORTFOLIO
                                                       - CLASS II        - CLASS II        - CLASS II       - CLASS II
                                                         SHARES            SHARES            SHARES           SHARES
                                                      -------------    -------------     -------------      ----------
INVESTMENT INCOME:
  Dividends ...................................         $     --          $ 23,442         $     87          $    459
                                                        --------          --------         --------          --------

EXPENSES:
  Insurance charges ...........................              528             9,200            1,097             4,144
  Administrative fees .........................               39               703               88               322
                                                        --------          --------         --------          --------

    Total expenses ............................              567             9,903            1,185             4,466
                                                        --------          --------         --------          --------

      Net investment income (loss) ............             (567)           13,539           (1,098)           (4,007)
                                                        --------          --------         --------          --------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................               --             1,362               --             1,609
    Realized gain (loss) on sale of investments              (37)            2,313              142               355
                                                        --------          --------         --------          --------

      Realized gain (loss) ....................              (37)            3,675              142             1,964
                                                        --------          --------         --------          --------

    Change in unrealized gain (loss)
      on investments ..........................            5,127            30,607           25,698            63,091
                                                        --------          --------         --------          --------

  Net increase (decrease) in net assets
    resulting from operations .................         $  4,523          $ 47,821         $ 24,742          $ 61,048
                                                        ========          ========         ========          ========


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

   PIONEER                            PIONEER                                              PIONEER
  OAK RIDGE                          PAPP SMALL          PIONEER         PIONEER            SMALL
  LARGE CAP        PIONEER PAPP      & MID CAP         REAL ESTATE      SMALL CAP          COMPANY
 GROWTH VCT      AMERICA-PACIFIC     GROWTH VCT        SHARES VCT       VALUE VCT            VCT
  PORTFOLIO          RIM FUND        PORTFOLIO          PORTFOLIO       PORTFOLIO         PORTFOLIO
 - CLASS II        VCT - CLASS       - CLASS II        - CLASS II       - CLASS II        - CLASS II
   SHARES           II SHARES          SHARES            SHARES           SHARES            SHARES
  --------          ---------         --------          --------         --------          --------
  $     --          $     --          $     --          $  3,546         $     --          $     --
  --------          --------          --------          --------         --------          --------

       639               480             1,758             1,538            1,942               116
        44                32               126               115              137                 8
  --------          --------          --------          --------         --------          --------

       683               512             1,884             1,653            2,079               124
  --------          --------          --------          --------         --------          --------

      (683)             (512)           (1,884)            1,893           (2,079)             (124)
  --------          --------          --------          --------         --------          --------

        --                --                --                --               --                --
       (87)               (1)              (63)            1,428              170                 7
  --------          --------          --------          --------         --------          --------

       (87)               (1)              (63)            1,428              170                 7
  --------          --------          --------          --------         --------          --------

     7,040             2,830            11,679            36,193           23,546             1,498
  --------          --------          --------          --------         --------          --------

  $  6,270          $  2,317          $  9,732          $ 39,514         $ 21,637          $  1,381
  ========          ========          ========          ========         ========          ========


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                          PIONEER                            PUTNAM VT
                                                         STRATEGIC         PIONEER           DISCOVERY          PUTNAM VT
                                                          INCOME          VALUE VCT            GROWTH         INTERNATIONAL
                                                       VCT PORTFOLIO      PORTFOLIO            FUND -          EQUITY FUND
                                                        - CLASS II        - CLASS II          CLASS IB          - CLASS IB
                                                          SHARES            SHARES             SHARES             SHARES
                                                        ---------         ---------          ---------          ---------
INVESTMENT INCOME:
  Dividends ...................................         $  25,990         $      71          $      --          $  19,826
                                                        ---------         ---------          ---------          ---------

EXPENSES:
  Insurance charges ...........................             9,571             4,320              2,417             24,707
  Administrative fees .........................               688               311                225              2,102
                                                        ---------         ---------          ---------          ---------

    Total expenses ............................            10,259             4,631              2,642             26,809
                                                        ---------         ---------          ---------          ---------

      Net investment income (loss) ............            15,731            (4,560)            (2,642)            (6,983)
                                                        ---------         ---------          ---------          ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................             4,340                56                 --                 --
    Realized gain (loss) on sale of investments               758               695                515             14,419
                                                        ---------         ---------          ---------          ---------

      Realized gain (loss) ....................             5,098               751                515             14,419
                                                        ---------         ---------          ---------          ---------

    Change in unrealized gain (loss)
      on investments ..........................            45,413            41,723             10,964            194,961
                                                        ---------         ---------          ---------          ---------

  Net increase (decrease) in net assets
    resulting from operations .................         $  66,242         $  37,914          $   8,837          $ 202,397
                                                        =========         =========          =========          =========


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

   PUTNAM VT
   SMALL CAP                                              LARGE CAP          SMALL CAP           TOTAL
  VALUE FUND           ALL CAP          INVESTORS          GROWTH              GROWTH            RETURN
  - CLASS IB            FUND -            FUND -           FUND -              FUND -            FUND -
    SHARES             CLASS I           CLASS I           CLASS I            CLASS I           CLASS II
  ---------          ---------          ---------         ---------          ---------          ---------
  $   9,365          $  56,832          $  80,771         $     651          $      --          $   3,931
  ---------          ---------          ---------         ---------          ---------          ---------

     52,746            146,677             72,305             6,422             40,145              2,585
      4,463             12,571              6,152               483              3,471                183
  ---------          ---------          ---------         ---------          ---------          ---------

     57,209            159,248             78,457             6,905             43,616              2,768
  ---------          ---------          ---------         ---------          ---------          ---------

    (47,844)          (102,416)             2,314            (6,254)           (43,616)             1,163
  ---------          ---------          ---------         ---------          ---------          ---------

         --                 --                 --                --                 --              4,538
     37,340             18,025              5,879               684              5,911                 37
  ---------          ---------          ---------         ---------          ---------          ---------

     37,340             18,025              5,879               684              5,911              4,575
  ---------          ---------          ---------         ---------          ---------          ---------

    710,928            674,744            365,916             2,268            419,180              6,281
  ---------          ---------          ---------         ---------          ---------          ---------

  $ 700,424          $ 590,353          $ 374,109         $  (3,302)         $ 381,475          $  12,019
  =========          =========          =========         =========          =========          =========


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                SMITH                                    MULTIPLE
                                                                                BARNEY              MULTIPLE            DISCIPLINE
                                                           SMITH               PREMIER             DISCIPLINE          PORTFOLIO -
                                                          BARNEY              SELECTIONS          PORTFOLIO -            BALANCED
                                                         DIVIDEND              ALL CAP              ALL CAP              ALL CAP
                                                         STRATEGY               GROWTH               GROWTH               GROWTH
                                                         PORTFOLIO            PORTFOLIO            AND VALUE            AND VALUE
                                                        -----------          -----------          -----------          -----------
INVESTMENT INCOME:
  Dividends ...................................         $    19,214          $        --          $   150,187          $   366,285
                                                        -----------          -----------          -----------          -----------

EXPENSES:
  Insurance charges ...........................              22,842                2,198              448,347              422,536
  Administrative fees .........................               1,987                  204               36,556               35,325
                                                        -----------          -----------          -----------          -----------

    Total expenses ............................              24,829                2,402              484,903              457,861
                                                        -----------          -----------          -----------          -----------

      Net investment income (loss) ............              (5,615)              (2,402)            (334,716)             (91,576)
                                                        -----------          -----------          -----------          -----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  --                   --              178,162              102,862
    Realized gain (loss) on sale of investments               3,389                  430               15,480               14,212
                                                        -----------          -----------          -----------          -----------

      Realized gain (loss) ....................               3,389                  430              193,642              117,074
                                                        -----------          -----------          -----------          -----------

    Change in unrealized gain (loss)
      on investments ..........................              51,164                6,637            2,494,465            1,496,308
                                                        -----------          -----------          -----------          -----------

  Net increase (decrease) in net assets
    resulting from operations .................         $    48,938          $     4,665          $ 2,353,391          $ 1,521,806
                                                        ===========          ===========          ===========          ===========


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

  MULTIPLE
 DISCIPLINE             MULTIPLE
  PORTFOLIO            DISCIPLINE
  - GLOBAL            PORTFOLIO -                              DISCIPLINED
   ALL CAP             LARGE CAP           CONVERTIBLE           MID CAP              EQUITY              FEDERATED
   GROWTH                GROWTH             SECURITIES            STOCK               INCOME              HIGH YIELD
  AND VALUE            AND VALUE            PORTFOLIO           PORTFOLIO            PORTFOLIO            PORTFOLIO
  ---------            ---------            ---------           ---------            ---------            ---------
  $  51,905            $  54,188            $  90,575           $   1,450            $ 162,752            $  54,903
  ---------            ---------            ---------           ---------            ---------            ---------

     84,972               66,634               53,662               7,730              153,573               10,517
      7,170                5,533                4,510                 603               13,637                  814
  ---------            ---------            ---------           ---------            ---------            ---------

     92,142               72,167               58,172               8,333              167,210               11,331
  ---------            ---------            ---------           ---------            ---------            ---------

    (40,237)             (17,979)              32,403              (6,883)              (4,458)              43,572
  ---------            ---------            ---------           ---------            ---------            ---------

     39,124               73,107                   --              15,354              514,726                   --
      3,375                6,251                7,206               1,120               29,207                1,579
  ---------            ---------            ---------           ---------            ---------            ---------

     42,499               79,358                7,206              16,474              543,933                1,579
  ---------            ---------            ---------           ---------            ---------            ---------

    807,759              269,900              115,849              56,073              405,971                2,519
  ---------            ---------            ---------           ---------            ---------            ---------

  $ 810,021            $ 331,279            $ 155,458           $  65,664            $ 945,446            $  47,670
  =========            =========            =========           =========            =========            =========


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                                LAZARD
                                                        FEDERATED            LARGE          INTERNATIONAL    MERRILL LYNCH
                                                          STOCK               CAP               STOCK          LARGE CAP
                                                        PORTFOLIO          PORTFOLIO          PORTFOLIO      CORE PORTFOLIO
                                                        ---------          ---------          ---------      --------------
INVESTMENT INCOME:
  Dividends ...................................         $   8,908          $  20,596          $  43,269         $   8,513
                                                        ---------          ---------          ---------         ---------

EXPENSES:
  Insurance charges ...........................             9,297             34,646             25,176            20,778
  Administrative fees .........................               761              3,029              2,002             1,911
                                                        ---------          ---------          ---------         ---------

    Total expenses ............................            10,058             37,675             27,178            22,689
                                                        ---------          ---------          ---------         ---------

      Net investment income (loss) ............            (1,150)           (17,079)            16,091           (14,176)
                                                        ---------          ---------          ---------         ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                --                 --                 --                --
    Realized gain (loss) on sale of investments             1,243              1,501              6,399               521
                                                        ---------          ---------          ---------         ---------

      Realized gain (loss) ....................             1,243              1,501              6,399               521
                                                        ---------          ---------          ---------         ---------

    Change in unrealized gain (loss)
      on investments ..........................            45,233            132,727            285,938           206,312
                                                        ---------          ---------          ---------         ---------

  Net increase (decrease) in net assets
    resulting from operations .................         $  45,326          $ 117,149          $ 308,428         $ 192,657
                                                        =========          =========          =========         =========


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

     MFS                  MFS                                                          SOCIAL            TRAVELERS
  EMERGING              MID CAP                MFS               PIONEER             AWARENESS            QUALITY
   GROWTH                GROWTH               VALUE                FUND                STOCK                BOND
  PORTFOLIO            PORTFOLIO            PORTFOLIO           PORTFOLIO            PORTFOLIO           PORTFOLIO
  ---------            ---------            ---------           ---------            ---------           ---------
  $      --            $      --            $   6,223           $  11,017            $     302           $  58,971
  ---------            ---------            ---------           ---------            ---------           ---------

     21,673                7,729                1,899              12,074                  263              19,006
      1,937                  590                  158               1,018                   19               1,577
  ---------            ---------            ---------           ---------            ---------           ---------

     23,610                8,319                2,057              13,092                  282              20,583
  ---------            ---------            ---------           ---------            ---------           ---------

    (23,610)              (8,319)               4,166              (2,075)                  20              38,388
  ---------            ---------            ---------           ---------            ---------           ---------

         --                   --                4,770                  --                   --                  --
    (17,062)               1,476                    6                 522                   12              (6,149)
  ---------            ---------            ---------           ---------            ---------           ---------

    (17,062)               1,476                4,776                 522                   12              (6,149)
  ---------            ---------            ---------           ---------            ---------           ---------

    189,201               61,197               23,840              97,397                4,197             (19,033)
  ---------            ---------            ---------           ---------            ---------           ---------

  $ 148,529            $  54,354            $  32,782           $  95,844            $   4,229           $  13,206
  =========            =========            =========           =========            =========           =========


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                           U.S.                 AIM                 MFS             PIONEER
                                                        GOVERNMENT            CAPITAL              TOTAL           STRATEGIC
                                                        SECURITIES          APPRECIATION           RETURN            INCOME
                                                         PORTFOLIO           PORTFOLIO           PORTFOLIO         PORTFOLIO
                                                        ----------          ----------          ----------         ----------
INVESTMENT INCOME:
  Dividends ...................................         $    2,965          $    2,509          $  906,021         $  181,361
                                                        ----------          ----------          ----------         ----------

EXPENSES:
  Insurance charges ...........................                350              22,640             408,011             16,066
  Administrative fees .........................                 25               1,892              36,086              1,383
                                                        ----------          ----------          ----------         ----------

    Total expenses ............................                375              24,532             444,097             17,449
                                                        ----------          ----------          ----------         ----------

      Net investment income (loss) ............              2,590             (22,023)            461,924            163,912
                                                        ----------          ----------          ----------         ----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 33                  --             923,965                 --
    Realized gain (loss) on sale of investments                  7               1,654              18,646              2,547
                                                        ----------          ----------          ----------         ----------

      Realized gain (loss) ....................                 40               1,654             942,611              2,547
                                                        ----------          ----------          ----------         ----------

    Change in unrealized gain (loss)
      on investments ..........................             (1,505)            117,602           1,223,791            (11,677)
                                                        ----------          ----------          ----------         ----------

  Net increase (decrease) in net assets
    resulting from operations .................         $    1,125          $   97,233          $2,628,326         $  154,782
                                                        ==========          ==========          ==========         ==========


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

      SB                                                                 SMITH
  ADJUSTABLE                SMITH                  SMITH                 BARNEY                  SMITH               SMITH BARNEY
  RATE INCOME               BARNEY                 BARNEY             INTERNATIONAL              BARNEY                 LARGE
  PORTFOLIO -             AGGRESSIVE                HIGH                 ALL CAP               LARGE CAP            CAPITALIZATION
    CLASS I                 GROWTH                 INCOME                GROWTH                  VALUE                  GROWTH
    SHARES                PORTFOLIO              PORTFOLIO              PORTFOLIO              PORTFOLIO              PORTFOLIO
  -----------            -----------            -----------            -----------            -----------            -----------
  $    36,620            $        --            $ 1,385,349            $     2,196            $    18,710            $    42,949
  -----------            -----------            -----------            -----------            -----------            -----------

       26,374                445,885                215,002                  3,344                 13,198                148,272
        2,106                 39,543                 18,786                    366                  1,470                 12,925
  -----------            -----------            -----------            -----------            -----------            -----------

       28,480                485,428                233,788                  3,710                 14,668                161,197
  -----------            -----------            -----------            -----------            -----------            -----------

        8,140               (485,428)             1,151,561                 (1,514)                 4,042               (118,248)
  -----------            -----------            -----------            -----------            -----------            -----------

           --                145,210                     --                     --                     --                     --
          200                 19,227                 15,131                 (8,051)                (3,847)                31,510
  -----------            -----------            -----------            -----------            -----------            -----------

          200                164,437                 15,131                 (8,051)                (3,847)                31,510
  -----------            -----------            -----------            -----------            -----------            -----------

      (18,603)             2,904,357                (48,037)                45,746                 85,317                176,801
  -----------            -----------            -----------            -----------            -----------            -----------

  $   (10,263)           $ 2,583,366            $ 1,118,655            $    36,181            $    85,512            $    90,063
  ===========            ===========            ===========            ===========            ===========            ===========


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                          SMITH              SMITH
                                                         BARNEY              BARNEY                              TRAVELERS
                                                         MID CAP             MONEY            STRATEGIC           MANAGED
                                                          CORE               MARKET             EQUITY             INCOME
                                                        PORTFOLIO          PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                        ---------          ---------          ---------          ---------
INVESTMENT INCOME:
  Dividends ...................................         $      --          $  99,561          $  17,466          $ 702,631
                                                        ---------          ---------          ---------          ---------

EXPENSES:
  Insurance charges ...........................           110,682            168,365             18,766            186,003
  Administrative fees .........................             9,855             15,868              1,593             16,438
                                                        ---------          ---------          ---------          ---------

    Total expenses ............................           120,537            184,233             20,359            202,441
                                                        ---------          ---------          ---------          ---------

      Net investment income (loss) ............          (120,537)           (84,672)            (2,893)           500,190
                                                        ---------          ---------          ---------          ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                --                 --                 --                 --
    Realized gain (loss) on sale of investments            24,001                 --             (6,671)              (673)
                                                        ---------          ---------          ---------          ---------

      Realized gain (loss) ....................            24,001                 --             (6,671)              (673)
                                                        ---------          ---------          ---------          ---------

    Change in unrealized gain (loss)
      on investments ..........................           839,263                 --            104,719           (368,626)
                                                        ---------          ---------          ---------          ---------

  Net increase (decrease) in net assets
    resulting from operations .................         $ 742,727          $ (84,672)         $  95,155          $ 130,891
                                                        =========          =========          =========          =========


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                  EMERGING                                    SMITH BARNEY
      VAN                  COMSTOCK                GROWTH              ENTERPRISE              SMALL CAP             CONTRAFUND(R)
    KAMPEN               PORTFOLIO -            PORTFOLIO -            PORTFOLIO -               GROWTH              PORTFOLIO -
  ENTERPRISE               CLASS II               CLASS I               CLASS II             OPPORTUNITIES             SERVICE
   PORTFOLIO                SHARES                 SHARES                SHARES                PORTFOLIO                CLASS
  -----------            -----------            -----------            -----------            -----------            -----------
  $     3,225            $     5,303            $        --            $         3            $     2,072            $    11,860
  -----------            -----------            -----------            -----------            -----------            -----------

        7,877                 16,120                 12,848                     71                 32,321                129,823
          676                  1,296                  1,293                      6                  2,875                 10,893
  -----------            -----------            -----------            -----------            -----------            -----------

        8,553                 17,416                 14,141                     77                 35,196                140,716
  -----------            -----------            -----------            -----------            -----------            -----------

       (5,328)               (12,113)               (14,141)                   (74)               (33,124)              (128,856)
  -----------            -----------            -----------            -----------            -----------            -----------

           --                     --                     --                     --                 64,437                     --
      (11,956)                25,591                (16,550)                    14                  8,016                 16,438
  -----------            -----------            -----------            -----------            -----------            -----------

      (11,956)                25,591                (16,550)                    14                 72,453                 16,438
  -----------            -----------            -----------            -----------            -----------            -----------

       38,116                124,033                 80,943                    136                299,377              1,283,606
  -----------            -----------            -----------            -----------            -----------            -----------

  $    20,832            $   137,511            $    50,252            $        76            $   338,706            $ 1,171,188
  ===========            ===========            ===========            ===========            ===========            ===========


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                DYNAMIC
                                                        CONTRAFUND(R)           CAPITAL              MID CAP
                                                        PORTFOLIO -          APPRECIATION          PORTFOLIO
                                                          SERVICE            PORTFOLIO -           - SERVICE
                                                          CLASS 2          SERVICE CLASS 2          CLASS 2             COMBINED
                                                        ------------       ---------------        ------------        ------------
INVESTMENT INCOME:
  Dividends ...................................         $      1,955         $         --         $         --        $  7,307,244
                                                        ------------         ------------         ------------        ------------

EXPENSES:
  Insurance charges ...........................               21,979                2,588              131,413           7,067,626
  Administrative fees .........................                1,693                  193               11,270             608,915
                                                        ------------         ------------         ------------        ------------

    Total expenses ............................               23,672                2,781              142,683           7,676,541
                                                        ------------         ------------         ------------        ------------

      Net investment income (loss) ............              (21,717)              (2,781)            (142,683)           (369,297)
                                                        ------------         ------------         ------------        ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                   --                   --                   --           4,272,467
    Realized gain (loss) on sale of investments                7,664                   20               26,958             471,712
                                                        ------------         ------------         ------------        ------------

      Realized gain (loss) ....................                7,664                   20               26,958           4,744,179
                                                        ------------         ------------         ------------        ------------

    Change in unrealized gain (loss)
      on investments ..........................              175,280                3,840            2,138,990          35,486,422
                                                        ------------         ------------         ------------        ------------

  Net increase (decrease) in net assets
    resulting from operations .................         $    161,227         $      1,079         $  2,023,265        $ 39,861,304
                                                        ============         ============         ============        ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                     CAPITAL                                               MANAGED
                                                   APPRECIATION                 HIGH YIELD                  ASSETS
                                                       FUND                     BOND TRUST                  TRUST
                                             -----------------------     -----------------------    ----------------------
                                               2004          2003          2004          2003         2004         2003
                                               ----          ----          ----          ----         ----         ----
OPERATIONS:
  Net investment income (loss) ..........    $  (2,773)    $    (581)    $   6,985     $      --    $     994     $     --
  Realized gain (loss) ..................          806           186            17            --          406           --
  Change in unrealized gain (loss)
    on investments ......................       27,220         8,288        (3,237)           --         (545)          --
                                             ---------     ---------     ---------     ---------    ---------     --------

    Net increase (decrease) in net assets
      resulting from operations .........       25,253         7,893         3,765            --          855           --
                                             ---------     ---------     ---------     ---------    ---------     --------

UNIT TRANSACTIONS:
  Participant purchase payments .........       32,704        75,178       107,444            --       43,117           --
  Participant transfers from other
    funding options .....................       56,656         4,783         4,256            --        5,100           --
  Growth rate intra-fund transfers in ...           --            --            --            --           --           --
  Administrative charges ................           (3)           --            (1)           --           --           --
  Contract surrenders ...................       (6,644)           --           (46)           --           --           --
  Participant transfers to other
    funding options .....................       (2,741)           --            --            --           --           --
  Growth rate intra-fund transfers out ..           --            --            --            --           --           --
  Other payments to participants ........           --            --            --            --           --           --
                                             ---------     ---------     ---------     ---------    ---------     --------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       79,972        79,961       111,653            --       48,217           --
                                             ---------     ---------     ---------     ---------    ---------     --------

    Net increase (decrease) in net assets      105,225        87,854       115,418            --       49,072           --

NET ASSETS:
    Beginning of year ...................       92,514         4,660            --            --           --           --
                                             ---------     ---------     ---------     ---------    ---------     --------
    End of year .........................    $ 197,739     $  92,514     $ 115,418     $      --    $  49,072     $     --
                                             =========     =========     =========     =========    =========     ========


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                                                                  AIM V.I.
                                                                                     AIM V.I.                     MID CAP
                                                                                     CAPITAL                        CORE
                                                        MONEY                      APPRECIATION                    EQUITY
                                                        MARKET                        FUND -                       FUND -
                                                      PORTFOLIO                     SERIES II                    SERIES II
                                             ---------------------------     -----------------------    ---------------------------
                                                 2004            2003            2004        2003           2004            2003
                                                 ----            ----            ----        ----           ----            ----
OPERATIONS:
  Net investment income (loss) ..........    $    (4,296)    $    (4,302)    $    (4,383)    $    (3)   $    (2,115)    $        (1)
  Realized gain (loss) ..................             --              --             874          --         10,435               6
  Change in unrealized gain (loss)
    on investments ......................             --              --          45,759          67          6,612              39
                                             -----------     -----------     -----------     -------    -----------     -----------

    Net increase (decrease) in net assets
      resulting from operations .........         (4,296)         (4,302)         42,250          64         14,932              44
                                             -----------     -----------     -----------     -------    -----------     -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........      1,443,708         702,932         537,526       2,000        184,279           1,000
  Participant transfers from other
    funding options .....................        635,120         286,743          67,933          --         51,525              --
  Growth rate intra-fund transfers in ...             --              --              --          --             --              --
  Administrative charges ................           (120)           (121)            (13)         --            (16)             --
  Contract surrenders ...................           (155)        (27,657)           (257)         --             --              --
  Participant transfers to other
    funding options .....................       (970,091)     (1,141,471)           (891)         --         (4,456)             --
  Growth rate intra-fund transfers out ..             --              --              --          --             --              --
  Other payments to participants ........         (8,855)             --              --          --             --              --
                                             -----------     -----------     -----------     -------    -----------     -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..      1,099,607        (179,574)        604,298       2,000        231,332           1,000
                                             -----------     -----------     -----------     -------    -----------     -----------

    Net increase (decrease) in net assets      1,095,311        (183,876)        646,548       2,064        246,264           1,044

NET ASSETS:
    Beginning of year ...................        317,251         501,127           2,064          --          1,044              --
                                             -----------     -----------     -----------     -------    -----------     -----------
    End of year .........................    $ 1,412,562     $   317,251     $   648,612     $ 2,064    $   247,308     $     1,044
                                             ===========     ===========     ===========     =======    ===========     ===========


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

           AIM V.I.                      ALLIANCEBERNSTEIN                 ALLIANCEBERNSTEIN                      GLOBAL
           PREMIER                           GROWTH AND                         PREMIER                           GROWTH
            EQUITY                             INCOME                            GROWTH                           FUND -
            FUND -                          PORTFOLIO -                       PORTFOLIO -                        CLASS 2
           SERIES I                           CLASS B                           CLASS B                           SHARES
-----------------------------     -----------------------------     -----------------------------     -----------------------------
     2004             2003             2004             2003             2004             2003             2004             2003
     ----             ----             ----             ----             ----             ----             ----             ----
$     (2,889)    $     (2,379)    $    (19,665)    $     (4,991)    $    (18,767)    $    (11,129)    $   (101,834)    $    (17,576)
       4,797           (1,666)           6,942              117          (34,928)         (44,080)           5,003          (11,752)

       8,141           47,990          187,472          119,085          152,075          208,879        1,236,857          500,066
------------     ------------     ------------     ------------     ------------     ------------     ------------     ------------

      10,049           43,945          174,749          114,211           98,380          153,670        1,140,026          470,738
------------     ------------     ------------     ------------     ------------     ------------     ------------     ------------

          --           12,653          386,054          333,014           86,318          131,086        4,578,847        1,109,741

       6,681          155,084          863,799          559,978          521,029           97,307        4,705,546          732,229
          --               --              336               --           10,313               --            7,005               --
         (52)             (66)            (245)             (28)            (365)            (364)            (722)            (257)
     (23,869)          (8,990)         (84,018)          (2,311)         (20,316)         (23,811)        (148,805)         (16,449)

     (26,797)            (570)         (29,114)          (3,819)        (110,484)         (28,297)        (172,744)         (54,102)
          --               --             (336)              --          (10,313)              --           (7,005)              --
      (2,466)              --           (7,561)              --               --          (12,737)         (35,711)         (12,103)
------------     ------------     ------------     ------------     ------------     ------------     ------------     ------------

     (46,503)         158,111        1,128,915          886,834          476,182          163,184        8,926,411        1,759,059
------------     ------------     ------------     ------------     ------------     ------------     ------------     ------------

     (36,454)         202,056        1,303,664        1,001,045          574,562          316,854       10,066,437        2,229,797

     284,344           82,288        1,068,836           67,791        1,006,987          690,133        3,119,101          889,304
------------     ------------     ------------     ------------     ------------     ------------     ------------     ------------
$    247,890     $    284,344     $  2,372,500     $  1,068,836     $  1,581,549     $  1,006,987     $ 13,185,538     $  3,119,101
============     ============     ============     ============     ============     ============     ============     ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                                                                   CREDIT
                                                                                                                   SUISSE
                                                      GROWTH                     GROWTH-INCOME                     TRUST
                                                      FUND -                         FUND -                       EMERGING
                                                     CLASS 2                        CLASS 2                       MARKETS
                                                      SHARES                         SHARES                      PORTFOLIO
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $   (366,444)  $    (72,925)  $   (182,943)  $      3,656   $       (193)  $       (109)
  Realized gain (loss) ..................         2,343        (32,133)        13,670        (15,207)           145            149
  Change in unrealized gain (loss)
    on investments ......................     3,666,366      1,584,435      3,373,813      2,014,346          2,498          1,996
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........     3,302,265      1,479,377      3,204,540      2,002,795          2,450          2,036
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........    12,532,041      4,437,757     14,759,573      5,132,704             --             --
  Participant transfers from other
    funding options .....................    14,416,764      3,761,525     18,208,001      5,012,773          2,843         43,291
  Growth rate intra-fund transfers in ...       104,430             --        578,952             --             --             --
  Administrative charges ................        (2,703)          (916)        (3,349)        (1,061)            (5)            (4)
  Contract surrenders ...................      (548,547)      (158,600)      (835,940)      (294,380)          (765)        (1,469)
  Participant transfers to other
    funding options .....................      (431,589)      (188,274)      (661,998)      (254,248)            --        (34,220)
  Growth rate intra-fund transfers out ..      (104,430)            --       (579,060)            --             --             --
  Other payments to participants ........        (2,275)       (39,253)       (29,499)        20,745             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..    25,963,691      7,812,239     31,436,680      9,616,533          2,073          7,598
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets    29,265,956      9,291,616     34,641,220     11,619,328          4,523          9,634

NET ASSETS:
    Beginning of year ...................    11,303,701      2,012,085     14,976,710      3,357,382         10,435            801
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $ 40,569,657   $ 11,303,701   $ 49,617,930   $ 14,976,710   $     14,958   $     10,435
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                                                          FRANKLIN
                                                                         DREYFUS VIF                       RISING
           DELAWARE                     DREYFUS VIF                       DEVELOPING                     DIVIDENDS
           VIP REIT                     APPRECIATION                       LEADERS                       SECURITIES
           SERIES -                     PORTFOLIO -                      PORTFOLIO -                       FUND -
           STANDARD                       INITIAL                          INITIAL                        CLASS 2
            CLASS                          SHARES                           SHARES                         SHARES
---------------------------     ---------------------------     ---------------------------     ---------------------------
    2004            2003            2004            2003            2004            2003            2004            2003
    ----            ----            ----            ----            ----            ----            ----            ----
$    (5,033)    $      (399)    $      (509)    $       767     $    (2,102)    $      (560)    $   (10,869)    $        (3)
     25,255           3,804             914             379           2,068              81           2,643              --

    303,851          81,899           7,313          21,833          15,405           9,900         111,896              69
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------

    324,073          85,304           7,718          22,979          15,371           9,421         103,670              66
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------

    667,970         265,779          96,163          74,364          93,285          20,967       1,443,028           2,000

     89,970         138,790          48,291          89,815          53,508          11,052         353,803              --
         --              --              --              --              --              --              --              --
        (88)            (49)            (27)            (11)            (27)            (15)            (31)             --
     (2,748)         (3,004)           (716)            (72)         (3,175)             --          (2,152)             --

    (35,485)         (1,205)         (9,788)             --            (538)           (181)        (10,184)             --
         --              --              --              --              --              --              --              --
         --              --              --              --              --              --              --              --
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------

    719,619         400,311         133,923         164,096         143,053          31,823       1,784,464           2,000
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------

  1,043,692         485,615         141,641         187,075         158,424          41,244       1,888,134           2,066

    590,970         105,355         209,331          22,256          51,526          10,282           2,066              --
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------
$ 1,634,662     $   590,970     $   350,972     $   209,331     $   209,950     $    51,526     $ 1,890,200     $     2,066
===========     ===========     ===========     ===========     ===========     ===========     ===========     ===========


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                                                                 TEMPLETON
                                                                                     MUTUAL                      DEVELOPING
                                                      FRANKLIN                       SHARES                       MARKETS
                                                     SMALL CAP                     SECURITIES                    SECURITIES
                                                       FUND -                        FUND -                        FUND -
                                                      CLASS 2                       CLASS 2                       CLASS 2
                                                       SHARES                        SHARES                        SHARES
                                            --------------------------    --------------------------    --------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $   (62,936)   $   (10,761)   $   (53,808)   $    (9,681)   $    (4,771)   $      (481)
  Realized gain (loss) ..................         1,199         (6,144)         7,443          1,636          2,933             10
  Change in unrealized gain (loss)
    on investments ......................       483,305        214,665        624,098        239,130        410,308         14,541
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........       421,568        197,760        577,733        231,085        408,470         14,070
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........     1,510,317        400,782      2,491,833        974,180        948,989        208,470
  Participant transfers from other
    funding options .....................     2,169,192        770,918      2,186,523        998,650      1,262,079         58,325
  Growth rate intra-fund transfers in ...            --             --          7,395             --          3,252             --
  Administrative charges ................          (429)          (171)          (653)          (115)          (243)            (1)
  Contract surrenders ...................      (144,675)        (4,557)      (131,438)       (15,414)       (25,294)            --
  Participant transfers to other
    funding options .....................       (79,055)        (8,377)       (93,006)       (45,742)       (42,291)            --
  Growth rate intra-fund transfers out ..            --             --         (7,395)            --         (3,252)            --
  Other payments to participants ........       (10,700)       (24,021)       (13,666)        20,361             --             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     3,444,650      1,134,574      4,439,593      1,931,920      2,143,240        266,794
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets     3,866,218      1,332,334      5,017,326      2,163,005      2,551,710        280,864

NET ASSETS:
    Beginning of year ...................     1,608,901        276,567      2,350,113        187,108        280,864             --
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $ 5,475,119    $ 1,608,901    $ 7,367,439    $ 2,350,113    $ 2,832,574    $   280,864
                                            ===========    ===========    ===========    ===========    ===========    ===========


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

          TEMPLETON                      TEMPLETON
           FOREIGN                         GROWTH
          SECURITIES                     SECURITIES                                                      DIVERSIFIED
            FUND -                         FUND -                                                         STRATEGIC
           CLASS 2                        CLASS 2                        APPRECIATION                       INCOME
            SHARES                         SHARES                         PORTFOLIO                       PORTFOLIO
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2004            2003            2004            2003            2004            2003            2004            2003
     ----            ----            ----            ----            ----            ----            ----            ----
$    (54,226)   $     (4,618)   $    (12,468)   $     (1,434)   $    (51,663)   $    (18,343)   $    433,497    $    212,879
       7,403         (32,195)          3,377           1,116          13,785          (3,275)          1,802            (453)

   1,238,171         381,984         208,761          49,871       1,071,819         950,476          59,130           2,014
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

   1,191,348         345,171         199,670          49,553       1,033,941         928,858         494,429         214,440
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

   2,938,233         851,322       1,030,034         346,340       3,459,599       2,272,842       2,674,978       1,257,356

   4,057,219       1,075,827         545,187         112,911       5,962,882       3,788,269       5,242,441       2,163,786
       3,173              --             867              --         544,756              --          20,842              --
        (509)           (150)            (61)            (12)         (1,802)           (643)         (1,083)           (281)
    (121,334)        (58,063)           (564)            (79)       (406,601)        (95,570)       (307,280)        (74,178)

    (104,873)       (134,073)        (64,938)        (38,638)       (301,476)       (245,282)       (283,847)       (189,658)
      (3,173)             --            (867)             --        (544,862)             --         (20,842)             --
      (9,725)         (8,887)             --              --         (55,220)        (17,008)           (370)             --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

   6,759,011       1,725,976       1,509,658         420,522       8,657,276       5,702,608       7,324,839       3,157,025
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

   7,950,359       2,071,147       1,709,328         470,075       9,691,217       6,631,466       7,819,268       3,371,465

   2,641,850         570,703         517,583          47,508       8,237,557       1,606,091       4,530,377       1,158,912
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$ 10,592,209    $  2,641,850    $  2,226,911    $    517,583    $ 17,928,774    $  8,237,557    $ 12,349,645    $  4,530,377
============    ============    ============    ============    ============    ============    ============    ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                                                                 SALOMON
                                                                                                                 BROTHERS
                                                                                                                 VARIABLE
                                                      EQUITY                                                    AGGRESSIVE
                                                      INDEX                                                       GROWTH
                                                   PORTFOLIO -                    FUNDAMENTAL                     FUND -
                                                     CLASS II                        VALUE                       CLASS I
                                                      SHARES                       PORTFOLIO                      SHARES
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $     (6,759)  $      7,259   $   (202,179)  $    (13,622)  $    (13,585)  $     (1,630)
  Realized gain (loss) ..................        11,285         (4,953)       751,494        (19,254)           756            298
  Change in unrealized gain (loss)
    on investments ......................       633,468        411,860      1,075,847      1,477,276         54,164         21,084
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       637,994        414,166      1,625,162      1,444,400         41,335         19,752
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........     2,412,030      2,198,355      9,525,498      3,856,499        300,924        340,853
  Participant transfers from other
    funding options .....................     2,431,788      1,278,951     10,488,127      4,723,418         20,657         42,772
  Growth rate intra-fund transfers in ...        34,279             --        671,036             --             --             --
  Administrative charges ................          (631)          (170)        (2,750)          (679)           (24)            (1)
  Contract surrenders ...................      (134,351)       (19,623)    (1,267,616)      (177,093)           (68)            --
  Participant transfers to other
    funding options .....................      (220,991)      (168,421)      (436,361)       (95,291)        (6,054)           (12)
  Growth rate intra-fund transfers out ..       (34,279)            --       (671,143)            --             --             --
  Other payments to participants ........        (1,108)            --        (98,591)         8,852             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     4,486,737      3,289,092     18,208,200      8,315,706        315,435        383,612
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     5,124,731      3,703,258     19,833,362      9,760,106        356,770        403,364

NET ASSETS:
    Beginning of year ...................     4,149,292        446,034     11,336,401      1,576,295        405,634          2,270
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  9,274,023   $  4,149,292   $ 31,169,763   $ 11,336,401   $    762,404   $    405,634
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

         SALOMON                          SALOMON
         BROTHERS                         BROTHERS
         VARIABLE                         VARIABLE                                                     GLOBAL
        AGGRESSIVE                        GROWTH &                                                      LIFE
          GROWTH                           INCOME                       BALANCED                      SCIENCES
          FUND -                           FUND -                     PORTFOLIO -                   PORTFOLIO -
         CLASS II                         CLASS I                       SERVICE                       SERVICE
          SHARES                           SHARES                        SHARES                        SHARES
-------------------------       --------------------------    --------------------------    --------------------------
    2004          2003              2004           2003           2004           2003           2004           2003
    ----          ----              ----           ----           ----           ----           ----           ----
$    (8,549)   $       (4)      $    (1,804)   $      (185)   $     4,529    $     3,299    $      (230)   $       (89)
        (30)           --               874             63          5,749          6,154             63             (1)

     71,112           117            12,843         10,811         65,143         69,287          1,582          1,075
-----------    ----------       -----------    -----------    -----------    -----------    -----------    -----------

     62,533           113            11,913         10,689         75,421         78,740          1,415            985
-----------    ----------       -----------    -----------    -----------    -----------    -----------    -----------

    857,180         2,000            20,417         51,577         65,848         92,398          2,178          7,381

    215,307            --            12,492        100,710        163,773        941,831             --             --
         --            --                --             --             --             --             --             --
        (16)           --               (13)            --            (63)           (22)            --             (1)
       (993)           --            (8,036)          (910)       (65,175)       (27,715)          (307)            --

     (2,491)           --            (1,630)           (65)        (5,765)      (102,848)            --             --
         --            --                --             --             --             --             --             --
         --            --                --             --             --             --             --             --
-----------    ----------       -----------    -----------    -----------    -----------    -----------    -----------

  1,068,987         2,000            23,230        151,312        158,618        903,644          1,871          7,380
-----------    ----------       -----------    -----------    -----------    -----------    -----------    -----------

  1,131,520         2,113            35,143        162,001        234,039        982,384          3,286          8,365

      2,113            --           162,801            800      1,051,630         69,246          9,811          1,446
-----------    ----------       -----------    -----------    -----------    -----------    -----------    -----------
$ 1,133,633    $    2,113       $   197,944    $   162,801    $ 1,285,669    $ 1,051,630    $    13,097    $     9,811
===========    ==========       ===========    ===========    ===========    ===========    ===========    ===========


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                      GLOBAL                       MID CAP                       WORLDWIDE
                                                    TECHNOLOGY                      GROWTH                         GROWTH
                                                   PORTFOLIO -                   PORTFOLIO -                    PORTFOLIO -
                                                     SERVICE                       SERVICE                        SERVICE
                                                      SHARES                        SHARES                         SHARES
                                            --------------------------    --------------------------    --------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $    (1,979)   $    (1,041)   $   (13,010)   $    (5,462)   $      (445)   $       (35)
  Realized gain (loss) ..................         7,816            113         (5,436)       (15,525)            42            (67)
  Change in unrealized gain (loss)
    on investments ......................        (6,542)        21,300        161,489        125,085          2,252          1,911
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........          (705)        20,372        143,043        104,098          1,849          1,809
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........        22,554         53,226        157,606         85,030          6,658         22,161
  Participant transfers from other
    funding options .....................         7,012             --        221,517        183,189         23,752         36,046
  Growth rate intra-fund transfers in ...            --             --             --             --             --             --
  Administrative charges ................           (13)            (1)          (202)          (121)            (7)            --
  Contract surrenders ...................           (85)            --        (21,189)        (5,235)          (647)            --
  Participant transfers to other
    funding options .....................       (49,453)            --        (28,854)       (13,721)           (48)       (28,197)
  Growth rate intra-fund transfers out ..            --             --             --             --             --             --
  Other payments to participants ........            --             --        (11,513)       (11,882)            --             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       (19,985)        53,225        317,365        237,260         29,708         30,010
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets       (20,690)        73,597        460,408        341,358         31,557         31,819

NET ASSETS:
    Beginning of year ...................       119,422         45,825        565,776        224,418         34,037          2,218
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $    98,732    $   119,422    $ 1,026,184    $   565,776    $    65,594    $    34,037
                                            ===========    ===========    ===========    ===========    ===========    ===========


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                                                    MERRILL
                                                                                                     LYNCH
           LAZARD                                                                                    GLOBAL
         RETIREMENT                    GROWTH AND                     MID-CAP                   ALLOCATION V.I.
         SMALL CAP                       INCOME                        VALUE                         FUND -
         PORTFOLIO                     PORTFOLIO                     PORTFOLIO                     CLASS III
--------------------------    --------------------------    --------------------------    --------------------------
    2004           2003           2004           2003           2004           2003           2004           2003
    ----           ----           ----           ----           ----           ----           ----           ----
$   (27,836)   $      (499)   $    (2,220)   $     1,362    $   (29,353)   $       374    $    13,746    $        29
     10,329             29         31,289            335         77,690          4,619            395             --

    261,565          9,747        257,916         29,852        483,909         33,964         26,206             46
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

    244,058          9,277        286,985         31,549        532,246         38,957         40,347             75
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

    751,066         67,654      1,757,019        425,732      1,661,632        290,285        259,969          1,000

  1,608,842        195,227      1,396,643         20,049      1,934,134        296,780        252,530             --
         --             --             --             --             --             --             --             --
       (119)            --           (120)            --           (147)            --             (2)            --
   (145,886)           (71)       (51,842)        (5,973)      (184,516)        (2,690)            --             --

    (35,296)           (25)       (16,747)            --        (33,617)           (48)          (230)            --
         --             --             --             --             --             --             --             --
         --             --             --             --        (43,533)            --             --             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

  2,178,607        262,785      3,084,953        439,808      3,333,953        584,327        512,267          1,000
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

  2,422,665        272,062      3,371,938        471,357      3,866,199        623,284        552,614          1,075

    272,062             --        471,357             --        623,284             --          1,075             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$ 2,694,727    $   272,062    $ 3,843,295    $   471,357    $ 4,489,483    $   623,284    $   553,689    $     1,075
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                       MERRILL                     OPPENHEIMER                  OPPENHEIMER
                                                        LYNCH                        CAPITAL                       GLOBAL
                                                        VALUE                      APPRECIATION                  SECURITIES
                                                    OPPORTUNITIES                   FUND/VA -                    FUND/VA -
                                                     V.I. FUND -                     SERVICE                      SERVICE
                                                      CLASS III                       SHARES                       SHARES
                                             --------------------------    --------------------------    --------------------------
                                                 2004           2003           2004           2003           2004           2003
                                                 ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........    $    (9,095)   $        --    $    (5,626)   $        (5)   $    (5,354)   $        (3)
  Realized gain (loss) ..................        451,911             --             (4)            --          1,192             --
  Change in unrealized gain (loss)
    on investments ......................       (295,648)            68         40,337            163        115,364            164
                                             -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........        147,168             68         34,707            158        111,202            161
                                             -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........        641,568          1,000        571,217          3,000        653,475          2,000
  Participant transfers from other
    funding options .....................        939,734             --        174,994             --        270,512             --
  Growth rate intra-fund transfers in ...             --             --             --             --             --             --
  Administrative charges ................            (17)            --             (6)            --             (7)            --
  Contract surrenders ...................           (526)            --         (1,484)            --           (878)            --
  Participant transfers to other
    funding options .....................        (14,639)            --            (28)            --         (8,313)            --
  Growth rate intra-fund transfers out ..             --             --             --             --             --             --
  Other payments to participants ........             --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..      1,566,120          1,000        744,693          3,000        914,789          2,000
                                             -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets      1,713,288          1,068        779,400          3,158      1,025,991          2,161

NET ASSETS:
    Beginning of year ...................          1,068             --          3,158             --          2,161             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................    $ 1,714,356    $     1,068    $   782,558    $     3,158    $ 1,028,152    $     2,161
                                             ===========    ===========    ===========    ===========    ===========    ===========


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                                                                 PIONEER
         OPPENHEIMER                            REAL                              TOTAL                          AMERICA
         MAIN STREET                           RETURN                             RETURN                        INCOME VCT
          FUND/VA -                         PORTFOLIO -                        PORTFOLIO -                     PORTFOLIO -
           SERVICE                         ADMINISTRATIVE                     ADMINISTRATIVE                     CLASS II
            SHARES                             CLASS                              CLASS                           SHARES
-----------------------------     ------------------------------     -----------------------------     ---------------------------
     2004             2003              2004             2003             2004             2003             2004           2003
     ----             ----              ----             ----             ----             ----             ----           ----
$       (427)    $         --      $    (27,960)    $     (1,826)    $     21,719     $    168,976     $      4,766     $        4
          42               --           270,895           14,274          663,887          191,424              (15)            --

       5,029               --            73,847           (5,184)         378,734           87,816             (314)            (1)
------------     ------------      ------------     ------------     ------------     ------------     ------------     ----------

       4,644               --           316,782            7,264        1,064,340          448,216            4,437              3
------------     ------------      ------------     ------------     ------------     ------------     ------------     ----------

      57,058               --         2,524,778          577,804        7,315,455        5,145,521          458,159          1,000

      28,129               --         5,994,970          344,993       17,670,354       19,856,020          226,154             --
          --               --                --               --          467,981               --               --             --
          (3)              --              (306)              (7)          (5,763)          (3,440)              (5)            --
          --               --          (113,158)          (7,300)      (1,315,033)        (251,467)            (706)            --

      (1,413)              --          (194,299)          (3,452)      (3,214,042)      (6,417,505)          (1,744)            --
          --               --                --               --         (468,024)              --               --             --
          --               --                --               --         (361,911)         (39,036)              --             --
------------     ------------      ------------     ------------     ------------     ------------     ------------     ----------

      83,771               --         8,211,985          912,038       20,089,017       18,290,093          681,858          1,000
------------     ------------      ------------     ------------     ------------     ------------     ------------     ----------

      88,415               --         8,528,767          919,302       21,153,357       18,738,309          686,295          1,003

          --               --           919,302               --       25,611,672        6,873,363            1,003             --
------------     ------------      ------------     ------------     ------------     ------------     ------------     ----------
$     88,415     $         --      $  9,448,069     $    919,302     $ 46,765,029     $ 25,611,672     $    687,298     $    1,003
============     ============      ============     ============     ============     ============     ============     ==========


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                     PIONEER                    PIONEER                    PIONEER
                                                     BALANCED                   EMERGING                    EQUITY
                                                       VCT                    MARKETS VCT                 INCOME VCT
                                                   PORTFOLIO -                PORTFOLIO -                PORTFOLIO -
                                                     CLASS II                   CLASS II                   CLASS II
                                                      SHARES                     SHARES                     SHARES
                                             -----------------------    -----------------------    -----------------------
                                               2004          2003         2004          2003         2004          2003
                                               ----          ----         ----          ----         ----          ----
OPERATIONS:
  Net investment income (loss) ..........    $     876     $       4    $  (1,667)    $      (3)   $   2,393     $       7
  Realized gain (loss) ..................          (14)           --          731            --          435            --
  Change in unrealized gain (loss)
    on investments ......................        6,528            29       41,197           254       77,745           121
                                             ---------     ---------    ---------     ---------    ---------     ---------

    Net increase (decrease) in net assets
      resulting from operations .........        7,390            33       40,261           251       80,573           128
                                             ---------     ---------    ---------     ---------    ---------     ---------

UNIT TRANSACTIONS:
  Participant purchase payments .........      271,336         1,000      177,621         2,000      759,754         2,000
  Participant transfers from other
    funding options .....................       45,831            --       45,652            --      147,780            --
  Growth rate intra-fund transfers in ...           --            --           --            --           --            --
  Administrative charges ................           (7)           --           (2)           --          (18)           --
  Contract surrenders ...................       (1,906)           --          (92)           --       (2,841)           --
  Participant transfers to other
    funding options .....................       (4,462)           --       (7,646)           --       (9,954)           --
  Growth rate intra-fund transfers out ..           --            --           --            --           --            --
  Other payments to participants ........           --            --           --            --           --            --
                                             ---------     ---------    ---------     ---------    ---------     ---------

    Net increase (decrease) in net assets
      resulting from unit transactions ..      310,792         1,000      215,533         2,000      894,721         2,000
                                             ---------     ---------    ---------     ---------    ---------     ---------

    Net increase (decrease) in net assets      318,182         1,033      255,794         2,251      975,294         2,128

NET ASSETS:
    Beginning of year ...................        1,033            --        2,251            --        2,128            --
                                             ---------     ---------    ---------     ---------    ---------     ---------
    End of year .........................    $ 319,215     $   1,033    $ 258,045     $   2,251    $ 977,422     $   2,128
                                             =========     =========    =========     =========    =========     =========


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                              PIONEER                           PIONEER
          PIONEER                           PIONEER                            GROWTH                          HIGH YIELD
         EUROPE VCT                         FUND VCT                         SHARES VCT                           VCT
        PORTFOLIO -                       PORTFOLIO -                       PORTFOLIO -                       PORTFOLIO -
          CLASS II                          CLASS II                          CLASS II                          CLASS II
           SHARES                            SHARES                            SHARES                            SHARES
---------------------------       ---------------------------       ---------------------------       ---------------------------
    2004            2003              2004            2003              2004            2003              2004            2003
    ----            ----              ----            ----              ----            ----              ----            ----
$      (447)    $        (2)      $    (5,553)    $         1       $      (567)    $        (1)      $    13,539     $         5
         (1)             --               733              --               (37)             --             3,675              --

      7,828              96            90,923             105             5,127              31            30,607              20
-----------     -----------       -----------     -----------       -----------     -----------       -----------     -----------

      7,380              94            86,103             106             4,523              30            47,821              25
-----------     -----------       -----------     -----------       -----------     -----------       -----------     -----------

     53,266           1,000           906,786           2,000            79,969           1,000         1,394,484           1,000

      2,811              --           172,695              --            22,574              --           187,604              --
         --              --                --              --                --              --                --              --
         (1)             --                (7)             --                --              --               (32)             --
       (172)             --                --              --              (912)             --            (2,596)             --

     (2,292)             --            (7,665)             --                --              --          (146,300)             --
         --              --                --              --                --              --                --              --
         --              --                --              --                --              --                --              --
-----------     -----------       -----------     -----------       -----------     -----------       -----------     -----------

     53,612           1,000         1,071,809           2,000           101,631           1,000         1,433,160           1,000
-----------     -----------       -----------     -----------       -----------     -----------       -----------     -----------

     60,992           1,094         1,157,912           2,106           106,154           1,030         1,480,981           1,025

      1,094              --             2,106              --             1,030              --             1,025              --
-----------     -----------       -----------     -----------       -----------     -----------       -----------     -----------
$    62,086     $     1,094       $ 1,160,018     $     2,106       $   107,184     $     1,030       $ 1,482,006     $     1,025
===========     ===========       ===========     ===========       ===========     ===========       ===========     ===========


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                                                              PIONEER
                                                     PIONEER                      PIONEER                    OAK RIDGE
                                                  INTERNATIONAL                   MID CAP                    LARGE CAP
                                                    VALUE VCT                    VALUE VCT                   GROWTH VCT
                                                   PORTFOLIO -                  PORTFOLIO -                 PORTFOLIO -
                                                     CLASS II                     CLASS II                    CLASS II
                                                      SHARES                       SHARES                      SHARES
                                             -----------------------      -----------------------      -----------------------
                                               2004          2003           2004          2003           2004          2003
                                               ----          ----           ----          ----           ----          ----
OPERATIONS:
  Net investment income (loss) ..........    $  (1,098)    $      (2)     $  (4,007)    $      (3)     $    (683)    $      --
  Realized gain (loss) ..................          142            --          1,964            --            (87)           --
  Change in unrealized gain (loss)
    on investments ......................       25,698            95         63,091           106          7,040            --
                                             ---------     ---------      ---------     ---------      ---------     ---------

    Net increase (decrease) in net assets
      resulting from operations .........       24,742            93         61,048           103          6,270            --
                                             ---------     ---------      ---------     ---------      ---------     ---------

UNIT TRANSACTIONS:
  Participant purchase payments .........       57,134         1,000        643,146         2,000         81,552            --
  Participant transfers from other
    funding options .....................      149,868            --         41,842            --         18,747            --
  Growth rate intra-fund transfers in ...           --            --             --            --             --            --
  Administrative charges ................           (2)           --            (11)           --             (2)           --
  Contract surrenders ...................         (140)           --         (1,112)           --             --            --
  Participant transfers to other
    funding options .....................         (879)           --         (7,705)           --         (6,661)           --
  Growth rate intra-fund transfers out ..           --            --             --            --             --            --
  Other payments to participants ........           --            --             --            --             --            --
                                             ---------     ---------      ---------     ---------      ---------     ---------

    Net increase (decrease) in net assets
      resulting from unit transactions ..      205,981         1,000        676,160         2,000         93,636            --
                                             ---------     ---------      ---------     ---------      ---------     ---------

    Net increase (decrease) in net assets      230,723         1,093        737,208         2,103         99,906            --

NET ASSETS:
    Beginning of year ...................        1,093            --          2,103            --             --            --
                                             ---------     ---------      ---------     ---------      ---------     ---------
    End of year .........................    $ 231,816     $   1,093      $ 739,311     $   2,103      $  99,906     $      --
                                             =========     =========      =========     =========      =========     =========


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                     PIONEER PAPP
       PIONEER PAPP                    SMALL &                         PIONEER                         PIONEER
     AMERICA-PACIFIC                   MID CAP                       REAL ESTATE                      SMALL CAP
           RIM                        GROWTH VCT                      SHARES VCT                      VALUE VCT
        FUND VCT -                   PORTFOLIO -                     PORTFOLIO -                     PORTFOLIO -
         CLASS II                      CLASS II                        CLASS II                        CLASS II
          SHARES                        SHARES                          SHARES                          SHARES
-------------------------      -------------------------      -------------------------      -------------------------
  2004            2003           2004            2003           2004            2003           2004            2003
  ----            ----           ----            ----           ----            ----           ----            ----
$    (512)      $      --      $  (1,884)      $      --      $   1,893       $      23      $  (2,079)      $      (2)
       (1)             --            (63)             --          1,428              --            170              --

    2,830              --         11,679              --         36,193              65         23,546              64
---------       ---------      ---------       ---------      ---------       ---------      ---------       ---------

    2,317              --          9,732              --         39,514              88         21,637              62
---------       ---------      ---------       ---------      ---------       ---------      ---------       ---------

   99,128              --        300,187              --        305,789           2,000        164,319           1,000

       --              --          8,422              --          8,350              --         22,896              --
       --              --             --              --             --              --             --              --
       --              --             (1)             --             (5)             --             --              --
       --              --           (179)             --             --              --            (48)             --

       --              --             --              --        (13,071)             --         (1,442)             --
       --              --             --              --             --              --             --              --
       --              --             --              --             --              --             --              --
---------       ---------      ---------       ---------      ---------       ---------      ---------       ---------

   99,128              --        308,429              --        301,063           2,000        185,725           1,000
---------       ---------      ---------       ---------      ---------       ---------      ---------       ---------

  101,445              --        318,161              --        340,577           2,088        207,362           1,062

       --              --             --              --          2,088              --          1,062              --
---------       ---------      ---------       ---------      ---------       ---------      ---------       ---------
$ 101,445       $      --      $ 318,161       $      --      $ 342,665       $   2,088      $ 208,424       $   1,062
=========       =========      =========       =========      =========       =========      =========       =========


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                      PIONEER                      PIONEER
                                                   SMALL COMPANY                  STRATEGIC                     PIONEER
                                                        VCT                       INCOME VCT                   VALUE VCT
                                                    PORTFOLIO -                  PORTFOLIO -                  PORTFOLIO -
                                                      CLASS II                     CLASS II                     CLASS II
                                                       SHARES                       SHARES                       SHARES
                                            --------------------------    --------------------------   --------------------------
                                                2004           2003           2004           2003          2004           2003
                                                ----           ----           ----           ----          ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $      (124)   $        (1)   $    15,731    $         4   $    (4,560)   $        (2)
  Realized gain (loss) ..................             7             --          5,098             --           751             --
  Change in unrealized gain (loss)
    on investments ......................         1,498             40         45,413             20        41,723             64
                                            -----------    -----------    -----------    -----------   -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........         1,381             39         66,242             24        37,914             62
                                            -----------    -----------    -----------    -----------   -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........        28,804          1,000        738,238          1,000       411,375          1,000
  Participant transfers from other
    funding options .....................        12,954             --        485,800             --        89,303             --
  Growth rate intra-fund transfers in ...            --             --             --             --            --             --
  Administrative charges ................            --             --            (22)            --            (9)            --
  Contract surrenders ...................           (48)            --           (850)            --          (171)            --
  Participant transfers to other
    funding options .....................            --             --         (4,274)            --          (586)            --
  Growth rate intra-fund transfers out ..            --             --             --             --            --             --
  Other payments to participants ........            --             --             --             --            --             --
                                            -----------    -----------    -----------    -----------   -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..        41,710          1,000      1,218,892          1,000       499,912          1,000
                                            -----------    -----------    -----------    -----------   -----------    -----------

    Net increase (decrease) in net assets        43,091          1,039      1,285,134          1,024       537,826          1,062

NET ASSETS:
    Beginning of year ...................         1,039             --          1,024             --         1,062             --
                                            -----------    -----------    -----------    -----------   -----------    -----------
    End of year .........................   $    44,130    $     1,039    $ 1,286,158    $     1,024   $   538,888    $     1,062
                                            ===========    ===========    ===========    ===========   ===========    ===========


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

          PUTNAM VT                      PUTNAM VT                        PUTNAM VT
          DISCOVERY                    INTERNATIONAL                      SMALL CAP
            GROWTH                         EQUITY                           VALUE
            FUND -                         FUND -                           FUND -                         ALL CAP
           CLASS IB                       CLASS IB                         CLASS IB                         FUND -
            SHARES                         SHARES                           SHARES                         CLASS I
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2004            2003            2004            2003            2004            2003            2004            2003
     ----            ----            ----            ----            ----            ----            ----            ----
$     (2,642)   $     (2,092)   $     (6,983)   $     (6,549)   $    (47,844)   $    (13,328)   $   (102,416)   $    (30,739)
         515             294          14,419           1,113          37,340         (15,474)         18,025          (3,303)

      10,964          35,383         194,961         157,934         710,928         387,528         674,744         859,708
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

       8,837          33,585         202,397         152,498         700,424         358,726         590,353         825,666
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

          --           4,532         142,312         329,527         855,173         693,253       2,127,047       2,135,674

       3,118          66,359         396,030         570,306         854,001         810,437       3,306,843       1,815,706
          --              --           5,357              --           2,401              --         106,619              --
         (17)            (15)            (97)            (42)           (335)           (114)         (1,246)           (415)
          --          (2,800)        (35,134)         (6,713)        (90,292)        (14,760)       (183,345)        (67,109)

         (39)           (122)        (92,053)       (115,652)       (210,370)       (193,618)       (127,442)       (258,974)
          --              --          (5,357)             --          (2,401)             --        (106,619)             --
          --              --              --              --         (34,174)             --         (25,614)             --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

       3,062          67,954         411,058         777,426       1,374,003       1,295,198       5,096,243       3,624,882
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

      11,899         101,539         613,455         929,924       2,074,427       1,653,924       5,686,596       4,450,548

     150,788          49,249       1,074,842         144,918       2,092,671         438,747       5,432,883         982,335
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$    162,687    $    150,788    $  1,688,297    $  1,074,842    $  4,167,098    $  2,092,671    $ 11,119,479    $  5,432,883
============    ============    ============    ============    ============    ============    ============    ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                                   LARGE CAP                    SMALL CAP
                                                    INVESTORS                        GROWTH                       GROWTH
                                                      FUND -                         FUND -                       FUND -
                                                     CLASS I                        CLASS I                      CLASS I
                                            --------------------------    --------------------------    --------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $     2,314    $    11,089    $    (6,254)   $    (1,374)   $   (43,616)   $    (7,406)
  Realized gain (loss) ..................         5,879         (3,614)           684            143          5,911            847
  Change in unrealized gain (loss)
    on investments ......................       365,916        345,213          2,268         20,906        419,180        202,181
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........       374,109        352,688         (3,302)        19,675        381,475        195,622
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........     1,111,255        654,627        112,015        213,611        660,953        497,643
  Participant transfers from other
    funding options .....................     1,879,755      1,121,442         45,528          1,018      1,208,070        545,924
  Growth rate intra-fund transfers in ...        45,652             --             --             --             --             --
  Administrative charges ................          (629)          (162)           (19)            (5)          (365)           (43)
  Contract surrenders ...................       (86,356)       (31,291)           (41)            --        (57,891)       (10,781)
  Participant transfers to other
    funding options .....................       (86,459)       (15,994)       (17,760)        (2,386)       (73,898)       (20,158)
  Growth rate intra-fund transfers out ..       (45,652)            --             --             --             --             --
  Other payments to participants ........       (37,204)            --             --             --             --             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     2,780,362      1,728,622        139,723        212,238      1,736,869      1,012,585
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets     3,154,471      2,081,310        136,421        231,913      2,118,344      1,208,207

NET ASSETS:
    Beginning of year ...................     2,605,272        523,962        245,035         13,122      1,328,412        120,205
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $ 5,759,743    $ 2,605,272    $   381,456    $   245,035    $ 3,446,756    $ 1,328,412
                                            ===========    ===========    ===========    ===========    ===========    ===========


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                           SMITH
                                                                           BARNEY                        MULTIPLE
                                           SMITH                          PREMIER                       DISCIPLINE
            TOTAL                          BARNEY                        SELECTIONS                    PORTFOLIO -
            RETURN                        DIVIDEND                        ALL CAP                        ALL CAP
            FUND -                        STRATEGY                         GROWTH                       GROWTH AND
           CLASS II                      PORTFOLIO                       PORTFOLIO                        VALUE
----------------------------   ----------------------------    ----------------------------    ----------------------------
     2004            2003           2004            2003            2004            2003            2004            2003
     ----            ----           ----            ----            ----            ----            ----            ----
$      1,163    $          1   $     (5,615)   $     (1,347)   $     (2,402)   $     (1,046)   $   (334,716)   $    (46,961)
       4,575              12          3,389           4,236             430             464         193,642           1,295

       6,281              26         51,164          44,456           6,637          18,344       2,494,465         864,734
------------    ------------   ------------    ------------    ------------    ------------    ------------    ------------

      12,019              39         48,938          47,345           4,665          17,762       2,353,391         819,068
------------    ------------   ------------    ------------    ------------    ------------    ------------    ------------

     178,488           1,000        517,762         532,839          20,300          27,220      16,612,515       6,390,150

      85,858              --      1,006,113         155,592          80,162          31,993      22,438,419       2,170,693
          --              --             --              --              --              --         209,493              --
          (9)             --           (226)            (23)            (27)            (13)         (2,822)           (389)
      (2,336)             --        (36,421)         (2,358)         (6,184)         (2,350)       (399,544)        (34,196)

      (5,583)             --       (108,985)       (121,258)         (2,946)         (2,717)       (469,714)        (33,312)
          --              --             --              --              --              --        (209,493)             --
          --              --             --              --              --              --         (93,189)             --
------------    ------------   ------------    ------------    ------------    ------------    ------------    ------------

     256,418           1,000      1,378,243         564,792          91,305          54,133      38,085,665       8,492,946
------------    ------------   ------------    ------------    ------------    ------------    ------------    ------------

     268,437           1,039      1,427,181         612,137          95,970          71,895      40,439,056       9,312,014

       1,039              --        635,654          23,517         104,700          32,805       9,574,973         262,959
------------    ------------   ------------    ------------    ------------    ------------    ------------    ------------
$    269,476    $      1,039   $  2,062,835    $    635,654    $    200,670    $    104,700    $ 50,014,029    $  9,574,973
============    ============   ============    ============    ============    ============    ============    ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                      MULTIPLE                     MULTIPLE
                                                     DISCIPLINE                   DISCIPLINE                     MULTIPLE
                                                    PORTFOLIO -                  PORTFOLIO -                    DISCIPLINE
                                                      BALANCED                      GLOBAL                     PORTFOLIO -
                                                      ALL CAP                      ALL CAP                      LARGE CAP
                                                     GROWTH AND                   GROWTH AND                    GROWTH AND
                                                       VALUE                        VALUE                         VALUE
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $    (91,576)  $    (39,370)  $    (40,237)  $     (6,393)  $    (17,979)  $     (4,954)
  Realized gain (loss) ..................       117,074          4,843         42,499          5,030         79,358         10,496
  Change in unrealized gain (loss)
    on investments ......................     1,496,308        760,463        807,759        119,835        269,900        147,859
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........     1,521,806        725,936        810,021        118,472        331,279        153,401
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........    15,876,415      4,119,526      4,916,278        517,816      1,418,266        906,849
  Participant transfers from other
    funding options .....................    21,912,966      3,952,170      5,796,494        583,297      3,801,111        768,921
  Growth rate intra-fund transfers in ...        28,688             --             --             --             --             --
  Administrative charges ................        (2,267)          (351)          (582)           (29)          (435)           (50)
  Contract surrenders ...................      (507,573)       (45,560)      (133,189)          (985)       (44,523)        (6,318)
  Participant transfers to other
    funding options .....................    (1,336,436)       (43,978)      (144,374)       (23,507)       (44,252)       (27,585)
  Growth rate intra-fund transfers out ..       (28,689)            --             --             --             --             --
  Other payments to participants ........       (18,663)            --        (11,249)            --             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..    35,924,441      7,981,807     10,423,378      1,076,592      5,130,167      1,641,817
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets    37,446,247      8,707,743     11,233,399      1,195,064      5,461,446      1,795,218

NET ASSETS:
    Beginning of year ...................     9,573,394        865,651      1,226,113         31,049      1,842,745         47,527
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $ 47,019,641   $  9,573,394   $ 12,459,512   $  1,226,113   $  7,304,191   $  1,842,745
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                       DISCIPLINED
         CONVERTIBLE                     MID CAP                       EQUITY                      FEDERATED
          SECURITIES                      STOCK                        INCOME                      HIGH YIELD
          PORTFOLIO                     PORTFOLIO                    PORTFOLIO                     PORTFOLIO
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2004           2003           2004           2003           2004           2003           2004           2003
     ----           ----           ----           ----           ----           ----           ----           ----
$     32,403   $     39,917   $     (6,883)  $       (776)  $     (4,458)  $      4,652   $     43,572   $     17,044
       7,206          7,715         16,474            422        543,933          4,767          1,579            757

     115,849        104,240         56,073         23,836        405,971        693,933          2,519          3,746
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

     155,458        151,872         65,664         23,482        945,446        703,352         47,670         21,547
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

     498,516        271,885         51,973        231,355      2,150,671      1,606,079        348,553        154,515

   1,906,125      1,396,166        149,837         38,729      4,944,725      2,770,068        109,797         90,010
          28             --             --             --         33,016             --             --             --
         (86)           (22)           (25)           (11)        (1,274)          (301)           (36)           (16)
    (111,614)       (30,959)        (3,860)          (609)      (388,195)      (105,489)        (6,058)        (3,090)

        (853)           (75)        (1,354)            --       (293,634)       (48,400)        (3,861)        (5,922)
         (28)            --             --             --        (33,016)            --             --             --
          --             --             --             --         (9,019)            --         (2,802)            --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   2,292,088      1,636,995        196,571        269,464      6,403,274      4,221,957        445,593        235,497
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   2,447,546      1,788,867        262,235        292,946      7,348,720      4,925,309        493,263        257,044

   1,855,477         66,610        302,916          9,970      5,585,201        659,892        292,357         35,313
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$  4,303,023   $  1,855,477   $    565,151   $    302,916   $ 12,933,921   $  5,585,201   $    785,620   $    292,357
============   ============   ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                                                             LAZARD
                                                   FEDERATED                    LARGE                    INTERNATIONAL
                                                     STOCK                       CAP                         STOCK
                                                   PORTFOLIO                  PORTFOLIO                    PORTFOLIO
                                           -------------------------   -------------------------   -------------------------
                                               2004          2003          2004          2003          2004          2003
                                               ----          ----          ----          ----          ----          ----
OPERATIONS:
  Net investment income (loss) ..........  $    (1,150)  $     2,354   $   (17,079)  $    (5,831)  $    16,091   $     3,038
  Realized gain (loss) ..................        1,243         9,409         1,501          (432)        6,399           (56)
  Change in unrealized gain (loss)
    on investments ......................       45,233        27,737       132,727       165,571       285,938        15,899
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations .........       45,326        39,500       117,149       159,308       308,428        18,881
                                           -----------   -----------   -----------   -----------   -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........      165,871       123,657       370,712       275,164       980,965       180,887
  Participant transfers from other
    funding options .....................      166,696        85,580       797,612       824,936     1,703,638       111,195
  Growth rate intra-fund transfers in ...           --            --         1,484            --            --            --
  Administrative charges ................          (30)          (15)         (340)         (163)         (120)           (7)
  Contract surrenders ...................      (10,683)         (959)      (22,609)       (7,785)     (148,215)         (512)
  Participant transfers to other
    funding options .....................       (2,417)           --       (74,314)       (8,220)      (23,347)      (68,101)
  Growth rate intra-fund transfers out ..           --            --        (1,484)           --            --            --
  Other payments to participants ........           --            --        (2,646)           --            --            --
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..      319,437       208,263     1,068,415     1,083,932     2,512,921       223,462
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets      364,763       247,763     1,185,564     1,243,240     2,821,349       242,343

NET ASSETS:
    Beginning of year ...................      278,558        30,795     1,474,724       231,484       248,987         6,644
                                           -----------   -----------   -----------   -----------   -----------   -----------
    End of year .........................  $   643,321   $   278,558   $ 2,660,288   $ 1,474,724   $ 3,070,336   $   248,987
                                           ===========   ===========   ===========   ===========   ===========   ===========


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

          MERRILL
           LYNCH                           MFS                               MFS
         LARGE CAP                       EMERGING                          MID CAP                           MFS
            CORE                          GROWTH                            GROWTH                          VALUE
         PORTFOLIO                      PORTFOLIO                         PORTFOLIO                       PORTFOLIO
---------------------------     ---------------------------     ---------------------------     ---------------------------
    2004            2003            2004            2003            2004            2003            2004            2003
    ----            ----            ----            ----            ----            ----            ----            ----
$   (14,176)    $    (2,917)    $   (23,610)    $    (6,777)    $    (8,319)    $    (1,421)    $     4,166     $        --
        521          (2,019)        (17,062)        (30,774)          1,476             560           4,776              --

    206,312         112,021         189,201         133,390          61,197          16,857          23,840              --
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------

    192,657         107,085         148,529          95,839          54,354          15,996          32,782              --
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------

    240,432         157,436         419,090         296,899         239,633         187,961         373,056              --

    333,876         482,316         433,936         223,145          74,923          46,975         176,102              --
         --              --          22,731              --              --              --              --              --
       (169)           (131)           (207)           (174)            (41)            (11)             (8)             --
    (24,310)         (4,603)        (50,605)         (6,505)         (1,343)         (1,784)         (2,732)             --

    (69,505)            (69)        (72,999)        (25,687)        (11,949)             --            (178)             --
         --              --         (22,731)             --              --              --              --              --
     (1,472)             --          (1,306)             --              --              --              --              --
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------

    478,852         634,949         727,909         487,678         301,223         233,141         546,240              --
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------

    671,509         742,034         876,438         583,517         355,577         249,137         579,022              --

    998,025         255,991         811,010         227,493         252,460           3,323              --              --
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------
$ 1,669,534     $   998,025     $ 1,687,448     $   811,010     $   608,037     $   252,460     $   579,022     $        --
===========     ===========     ===========     ===========     ===========     ===========     ===========     ===========


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                        PIONEER                        SOCIAL                    TRAVELERS
                                                          FUND                    AWARENESS STOCK               QUALITY BOND
                                                       PORTFOLIO                     PORTFOLIO                   PORTFOLIO
                                             ---------------------------    -------------------------    --------------------------
                                                 2004            2003           2004          2003           2004           2003
                                                 ----            ----           ----          ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........    $    (2,075)    $     1,566    $        20    $       --    $    38,388    $    32,183
  Realized gain (loss) ..................            522              21             12            --         (6,149)         3,220
  Change in unrealized gain (loss)
    on investments ......................         97,397           7,026          4,197            --        (19,033)       (15,607)
                                             -----------     -----------    -----------    ----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........         95,844           8,613          4,229            --         13,206         19,796
                                             -----------     -----------    -----------    ----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........        405,255         118,079         39,380            --        319,609        280,667
  Participant transfers from other
    funding options .....................        630,479          22,644             --            --        401,384        678,821
  Growth rate intra-fund transfers in ...             --              --             --            --             --             --
  Administrative charges ................            (61)             --             --            --            (81)           (56)
  Contract surrenders ...................         (1,928)             --             --            --        (45,813)       (19,907)
  Participant transfers to other
    funding options .....................         (8,238)             --             --            --       (315,548)      (249,741)
  Growth rate intra-fund transfers out ..             --              --             --            --             --             --
  Other payments to participants ........             --              --             --            --             --             --
                                             -----------     -----------    -----------    ----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..      1,025,507         140,723         39,380            --        359,551        689,784
                                             -----------     -----------    -----------    ----------    -----------    -----------

    Net increase (decrease) in net assets      1,121,351         149,336         43,609            --        372,757        709,580

NET ASSETS:
    Beginning of year ...................        149,336              --             --            --        875,938        166,358
                                             -----------     -----------    -----------    ----------    -----------    -----------
    End of year .........................    $ 1,270,687     $   149,336    $    43,609    $       --    $ 1,248,695    $   875,938
                                             ===========     ===========    ===========    ==========    ===========    ===========


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

             U.S.                                                                                                PIONEER
          GOVERNMENT                        AIM CAPITAL                           MFS                           STRATEGIC
          SECURITIES                        APPRECIATION                      TOTAL RETURN                        INCOME
          PORTFOLIO                          PORTFOLIO                         PORTFOLIO                        PORTFOLIO
-----------------------------     =-----------------------------     -----------------------------     -----------------------------
     2004             2003              2004             2003             2004             2003             2004             2003
     ----             ----              ----             ----             ----             ----             ----             ----
$      2,590     $         --      $    (22,023)    $     (5,368)    $    461,924     $    187,602     $    163,912     $         --
          40               --             1,654           (1,066)         942,611          (10,173)           2,547               --

      (1,505)              --           117,602           77,699        1,223,791          936,771          (11,677)              --
------------     ------------      ------------     ------------     ------------     ------------     ------------     ------------

       1,125               --            97,233           71,265        2,628,326        1,114,200          154,782               --
------------     ------------      ------------     ------------     ------------     ------------     ------------     ------------

      32,722               --           390,743          326,934        7,578,692        3,815,642          720,724               --

      34,014               --           691,686          292,432       12,398,382        6,539,032        2,014,325               --
          --               --               334               --          511,439               --               --               --
          (1)              --              (257)             (21)          (3,503)          (1,188)             (35)              --
          --               --           (32,403)          (1,675)        (827,215)        (217,083)         (32,751)              --

          --               --            (7,602)         (37,774)        (381,120)        (132,956)         (12,059)              --
          --               --              (334)              --         (511,543)              --               --               --
          --               --                --               --         (161,479)         (16,318)              --               --
------------     ------------      ------------     ------------     ------------     ------------     ------------     ------------

      66,735               --         1,042,167          579,896       18,603,653        9,987,129        2,690,204               --
------------     ------------      ------------     ------------     ------------     ------------     ------------     ------------

      67,860               --         1,139,400          651,161       21,231,979       11,101,329        2,844,986               --

          --               --           766,692          115,531       14,101,246        2,999,917               --               --
------------     ------------      ------------     ------------     ------------     ------------     ------------     ------------
$     67,860     $         --      $  1,906,092     $    766,692     $ 35,333,225     $ 14,101,246     $  2,844,986     $         --
============     ============      ============     ============     ============     ============     ============     ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                  SB ADJUSTABLE                    SMITH
                                                   RATE INCOME                     BARNEY                          SMITH
                                                   PORTFOLIO -                   AGGRESSIVE                        BARNEY
                                                     CLASS I                       GROWTH                       HIGH INCOME
                                                      SHARES                     PORTFOLIO                       PORTFOLIO
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $      8,140   $       (213)  $   (485,428)  $   (105,667)  $  1,151,561   $    473,187
  Realized gain (loss) ..................           200             (9)       164,437        (16,326)        15,131          5,874
  Change in unrealized gain (loss)
    on investments ......................       (18,603)          (156)     2,904,357      1,925,920        (48,037)       251,223
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       (10,263)          (378)     2,583,366      1,803,927      1,118,655        730,284
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........     1,101,679        362,626     10,331,127      5,185,344      3,748,404      2,117,103
  Participant transfers from other
    funding options .....................     2,300,426         14,947     13,050,681      5,817,317      6,005,171      5,541,575
  Growth rate intra-fund transfers in ...             1             --        220,532             --         72,622             --
  Administrative charges ................          (118)            --         (4,333)        (1,518)        (1,631)          (688)
  Contract surrenders ...................       (31,382)        (3,079)      (931,833)      (200,166)      (575,592)      (272,370)
  Participant transfers to other
    funding options .....................          (926)      (249,585)      (831,440)      (365,393)      (691,255)    (1,310,262)
  Growth rate intra-fund transfers out ..            (1)            --       (220,532)            --        (72,622)            --
  Other payments to participants ........        (1,110)            --        (54,615)        (1,317)       (19,084)            --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     3,368,569        124,909     21,559,587     10,434,267      8,466,013      6,075,358
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     3,358,306        124,531     24,142,953     12,238,194      9,584,668      6,805,642

NET ASSETS:
    Beginning of year ...................       124,531             --     15,175,726      2,937,532      7,798,363        992,721
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  3,482,837   $    124,531   $ 39,318,679   $ 15,175,726   $ 17,383,031   $  7,798,363
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

            SMITH                                                           SMITH
            BARNEY                         SMITH                            BARNEY                          SMITH
        INTERNATIONAL                      BARNEY                           LARGE                           BARNEY
           ALL CAP                       LARGE CAP                      CAPITALIZATION                     MID CAP
            GROWTH                         VALUE                            GROWTH                           CORE
          PORTFOLIO                      PORTFOLIO                        PORTFOLIO                       PORTFOLIO
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2004            2003            2004            2003            2004            2003            2004            2003
     ----            ----            ----            ----            ----            ----            ----            ----
$     (1,514)   $       (425)   $      4,042    $      2,610    $   (118,248)   $    (41,618)   $   (120,537)   $    (30,934)
      (8,051)         (9,497)         (3,847)        (32,479)         31,510          (8,891)         24,001          (8,716)

      45,746          54,024          85,317         225,277         176,801         947,991         839,263         552,075
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

      36,181          44,102          85,512         195,408          90,063         897,482         742,727         512,425
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

          --           2,000              --          10,250       3,107,179       1,896,126       1,399,961       1,388,072

       6,382          58,839          41,224          94,764       4,231,907       2,076,855       3,228,575       1,658,588
          --              --          27,740              --          31,816              --          53,296              --
        (145)           (143)           (206)           (203)         (1,345)           (510)           (870)           (429)
     (38,533)         (1,882)        (19,716)        (48,096)       (655,189)       (179,062)       (256,083)        (30,852)

     (20,641)        (11,215)        (48,909)        (43,355)       (491,545)       (122,239)       (251,835)        (45,000)
          --              --         (27,740)             --         (31,816)             --         (53,296)             --
         766          (2,629)             --          (3,421)        (75,999)        (12,693)          1,578          (8,582)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     (52,171)         44,970         (27,607)          9,939       6,115,008       3,658,477       4,121,326       2,961,797
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     (15,990)         89,072          57,905         205,347       6,205,071       4,555,959       4,864,053       3,474,222

     236,839         147,767         965,267         759,920       5,780,741       1,224,782       4,342,245         868,023
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$    220,849    $    236,839    $  1,023,172    $    965,267    $ 11,985,812    $  5,780,741    $  9,206,298    $  4,342,245
============    ============    ============    ============    ============    ============    ============    ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                      SMITH                                                      TRAVELERS
                                                      BARNEY                       STRATEGIC                      MANAGED
                                                   MONEY MARKET                      EQUITY                        INCOME
                                                    PORTFOLIO                      PORTFOLIO                     PORTFOLIO
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $    (84,672)  $    (76,109)  $     (2,893)  $     (8,544)  $    500,190   $    217,253
  Realized gain (loss) ..................            --             --         (6,671)       (44,320)          (673)          (384)
  Change in unrealized gain (loss)
    on investments ......................            --             --        104,719        189,417       (368,626)        (6,926)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       (84,672)       (76,109)        95,155        136,553        130,891        209,943
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........    13,746,163      6,021,077        250,230        302,709      2,896,822      1,086,814
  Participant transfers from other
    funding options .....................     6,635,109      8,883,037        152,005        200,556      6,039,864      4,792,429
  Growth rate intra-fund transfers in ...       148,126             --             --             --         28,538             --
  Administrative charges ................        (2,086)        (1,865)          (305)          (274)        (1,805)          (669)
  Contract surrenders ...................      (606,338)      (386,372)       (21,081)       (23,799)      (356,657)      (206,136)
  Participant transfers to other
    funding options .....................   (14,817,615)   (11,529,098)       (56,354)       (60,449)      (577,686)      (411,393)
  Growth rate intra-fund transfers out ..      (148,126)            --             --             --        (28,538)            --
  Other payments to participants ........            --        (12,057)       (11,159)            --           (531)            --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     4,955,233      2,974,722        313,336        418,743      8,000,007      5,261,045
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     4,870,561      2,898,613        408,491        555,296      8,130,898      5,470,988

NET ASSETS:
    Beginning of year ...................     8,047,854      5,149,241        882,749        327,453      7,156,040      1,685,052
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $ 12,918,415   $  8,047,854   $  1,291,240   $    882,749   $ 15,286,938   $  7,156,040
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                      EMERGING
                                        COMSTOCK                       GROWTH                     ENTERPRISE
        VAN KAMPEN                    PORTFOLIO -                   PORTFOLIO -                  PORTFOLIO -
        ENTERPRISE                      CLASS II                      CLASS I                      CLASS II
        PORTFOLIO                        SHARES                        SHARES                       SHARES
--------------------------    --------------------------    --------------------------    --------------------------
    2004           2003           2004           2003           2004           2003           2004           2003
    ----           ----           ----           ----           ----           ----           ----           ----
$    (5,328)   $    (1,582)   $   (12,113)   $    (3,920)   $   (14,141)   $    (6,331)   $       (74)   $       (27)
    (11,956)       (26,003)        25,591          2,250        (16,550)       (59,043)            14           (210)

     38,116         59,216        124,033         94,007         80,943        159,225            136            569
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

     20,832         31,631        137,511         92,337         50,252         93,851             76            332
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

    149,697        133,475        473,528        280,458        106,346        186,257          1,250              5

    174,450        217,452        236,946         67,876        210,015        264,976          2,077             --
        (77)           (79)           (89)           (40)          (391)          (474)            (2)            --
    (16,931)        (1,803)        (5,298)        (1,250)       (40,710)       (46,363)        (1,288)            --

   (175,198)        (5,793)      (164,149)        (3,895)       (31,762)       (88,937)            (1)            --
         --             --         (5,944)            --        (10,444)        (1,443)            --             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

    131,941        343,252        534,994        343,149        233,054        314,016          2,036              5
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

    152,773        374,883        672,505        435,486        283,306        407,867          2,112            337

    448,674         73,791        575,344        139,858        725,720        317,853          1,783          1,446
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$   601,447    $   448,674    $ 1,247,849    $   575,344    $ 1,009,026    $   725,720    $     3,895    $     1,783
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                      SMITH
                                                      BARNEY
                                                    SMALL CAP
                                                      GROWTH                     CONTRAFUND(R)                CONTRAFUND(R)
                                                  OPPORTUNITIES                  PORTFOLIO -                   PORTFOLIO -
                                                    PORTFOLIO                   SERVICE CLASS                SERVICE CLASS 2
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $    (33,124)  $     (5,796)  $   (128,856)  $    (28,390)  $    (21,717)  $     (5,418)
  Realized gain (loss) ..................        72,453            728         16,438          8,215          7,664          1,024
  Change in unrealized gain (loss)
    on investments ......................       299,377        133,049      1,283,606        504,008        175,280         85,486
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       338,706        127,981      1,171,188        483,833        161,227         81,092
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........       650,728        325,879      2,983,299      1,611,119        550,232        452,379
  Participant transfers from other
    funding options .....................     1,227,670        478,919      4,590,655      1,640,372        287,747        163,815
  Growth rate intra-fund transfers in ...            --             --          5,784             --             --             --
  Administrative charges ................          (254)           (72)        (1,205)          (240)          (114)           (28)
  Contract surrenders ...................       (43,830)        (1,969)      (236,202)       (29,679)       (12,986)          (647)
  Participant transfers to other
    funding options .....................       (92,612)       (18,602)      (277,514)      (171,356)       (59,904)       (37,693)
  Growth rate intra-fund transfers out ..            --             --         (5,784)            --             --             --
  Other payments to participants ........       (11,581)            --         (2,692)       (47,313)            --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     1,730,121        784,155      7,056,341      3,002,903        764,975        577,826
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     2,068,827        912,136      8,227,529      3,486,736        926,202        658,918

NET ASSETS:
    Beginning of year ...................       991,152         79,016      4,057,664        570,928        747,170         88,252
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  3,059,979   $    991,152   $ 12,285,193   $  4,057,664   $  1,673,372   $    747,170
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

            DYNAMIC
            CAPITAL
          APPRECIATION                          MID CAP
          PORTFOLIO -                         PORTFOLIO -
        SERVICE CLASS 2                     SERVICE CLASS 2                         COMBINED
-------------------------------     -------------------------------     -------------------------------
      2004              2003              2004              2003              2004              2003
      ----              ----              ----              ----              ----              ----
$      (2,781)    $        (957)    $    (142,683)    $     (23,937)    $    (369,297)    $     681,935
           20                88            26,958            (2,995)        4,744,179          (163,873)

        3,840            11,589         2,138,990           580,546        35,486,422        20,783,353
-------------     -------------     -------------     -------------     -------------     -------------

        1,079            10,720         2,023,265           553,614        39,861,304        21,301,415
-------------     -------------     -------------     -------------     -------------     -------------

       72,042            28,783         3,047,918           914,145       193,033,198        79,211,991

       20,393            45,942         5,527,434         1,883,117       250,811,634       107,979,325
           --                --                --                --         4,010,314                --
           (8)               (3)             (860)             (159)          (54,074)          (19,868)
       (9,773)               --          (193,198)          (14,613)      (13,484,685)       (3,357,000)

      (11,546)               --          (453,794)         (152,164)      (30,975,313)      (25,260,377)
           --                --                --                --        (4,010,783)               --
           --                --           (35,808)               --        (1,318,144)         (220,742)
-------------     -------------     -------------     -------------     -------------     -------------

       71,108            74,722         7,891,692         2,630,326       398,012,147       158,333,329
-------------     -------------     -------------     -------------     -------------     -------------

       72,187            85,442         9,914,957         3,183,940       437,873,451       179,634,744

       86,306               864         3,652,188           468,248       224,645,126        45,010,382
-------------     -------------     -------------     -------------     -------------     -------------
$     158,493     $      86,306     $  13,567,145     $   3,652,188     $ 662,518,577     $ 224,645,126
=============     =============     =============     =============     =============     =============


                        See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

The Travelers Separate Account Nine for Variable Annuities ("Separate Account Nine") is a separate account of The Travelers Insurance Company ("The Company"), an indirect wholly owned subsidiary of Citigroup Inc., and is available for funding certain variable annuity contracts issued by The Company. Separate Account Nine is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Separate Account Nine includes the Travelers Life & Annuity Pioneer AnnuiStar Flex Variable Annuity, Travelers Portfolio Architect 3 Variable Annuity, Travelers Life & Annuity Portfolio Architect L Variable Annuity, Travelers Vintage 3 Variable Annuity, Travelers Life and Annuity Vintage II (Series II) Variable Annuity, Travelers Vintage II Variable Annuity, Travelers Life & Annuity Vintage L Variable Annuity products.

Participant purchase payments applied to Separate Account Nine are invested in one or more sub-accounts in accordance with the selection made by the contract owner. As of December 31, 2004, the investments comprising Separate Account Nine were:

     Capital Appreciation Fund, Massachusetts business trust, Affiliate of The
         Company
     High Yield Bond Trust, Massachusetts business trust, Affiliate of The
       Company
     Managed Assets Trust, Massachusetts business trust, Affiliate of The
       Company
     Money Market Portfolio, Massachusetts business trust, Affiliate of The
       Company
     AIM Variable Insurance Funds, Inc., Delaware business trust
         AIM V.I. Capital Appreciation Fund - Series II
         AIM V.I. Mid Cap Core Equity Fund - Series II
         AIM V.I. Premier Equity Fund - Series I
     AllianceBernstein Variable Product Series Fund, Inc., Maryland business trust
         AllianceBernstein Growth and Income Portfolio - Class B AllianceBernstein Premier Growth Portfolio - Class B (Formerly Premier
           Growth Portfolio - Class B)
     American Funds Insurance Series, Massachusetts business trust
         Global Growth Fund - Class 2 Shares
         Growth Fund - Class 2 Shares
         Growth-Income Fund - Class 2 Shares
     Credit Suisse Trust, Massachusetts business trust
         Credit Suisse Trust Emerging Markets Portfolio
     Delaware VIP Trust, Maryland business trust
         Delaware VIP REIT Series - Standard Class
     Dreyfus Variable Investment Fund, Maryland business trust
         Dreyfus Variable Investment Fund - Appreciation Portfolio - Initial
           Shares
         Dreyfus Variable Investment Fund - Developing Leaders Portfolio -
           Initial Shares
     Franklin Templeton Variable Insurance Products Trust, Massachusetts
       business trust
         Franklin Rising Dividends Securities Fund - Class 2 Shares
         Franklin Small Cap Fund - Class 2 Shares
         Mutual Shares Securities Fund - Class 2 Shares
         Templeton Developing Markets Securities Fund - Class 2 Shares Templeton Foreign Securities Fund - Class 2 Shares
         Templeton Growth Securities Fund - Class 2 Shares
     Greenwich Street Series Fund, Massachusetts business trust, Affiliate of
       The Company
         Appreciation Portfolio
         Diversified Strategic Income Portfolio
         Equity Index Portfolio - Class II Shares
         Fundamental Value Portfolio
         Salomon Brothers Variable Aggressive Growth Fund - Class I Shares
           (Formerly Salomon Brothers Variable Emerging Growth Fund - Class I Shares)
         Salomon Brothers  Variable  Aggressive  Growth Fund - Class II Shares
           (Formerly Salomon Brothers Variable Emerging Growth Fund - Class II Shares)
         Salomon Brothers Variable Growth & Income Fund - Class I Shares

     Janus Aspen Series, Delaware business trust
         Balanced Portfolio - Service Shares
         Global Life Sciences Portfolio - Service Shares
         Global Technology Portfolio - Service Shares
         Mid Cap Growth Portfolio - Service Shares
         Worldwide Growth Portfolio - Service Shares
     Lazard Retirement Series, Inc., Massachusetts business trust
         Lazard Retirement Small Cap Portfolio
     Lord Abbett Series Fund, Inc., Maryland business trust
         Growth and Income Portfolio
         Mid-Cap Value Portfolio
     Merrill Lynch Variable Series Funds, Inc., Maryland business trust
         Merrill Lynch Global Allocation V.I. Fund - Class III
         Merrill Lynch Value Opportunities V.I. Fund - Class III (Formerly
           Merrill Lynch Small Cap Value V.I. Fund - Class III)
     Oppenheimer Variable Account Funds, Massachusetts business trust
         Oppenheimer Capital Appreciation Fund/VA - Service Shares
         Oppenheimer Global Securities Fund/VA - Service Shares
         Oppenheimer Main Street Fund/VA - Service Shares
     PIMCO Variable Insurance Trust, Massachusetts business trust
         Real Return Portfolio - Administrative Class
         Total Return Portfolio - Administrative Class
     Pioneer Variable Contracts Trust, Massachusetts business trust
         Pioneer America Income VCT Portfolio - Class II Shares
         Pioneer Balanced VCT Portfolio - Class II Shares
         Pioneer Emerging Markets VCT Portfolio - Class II Shares
         Pioneer Equity Income VCT Portfolio - Class II Shares
         Pioneer Europe VCT Portfolio - Class II Shares
         Pioneer Fund VCT Portfolio - Class II Shares
         Pioneer Growth Shares VCT Portfolio - Class II Shares
         Pioneer High Yield VCT Portfolio - Class II Shares
         Pioneer International Value VCT Portfolio - Class II Shares
         Pioneer Mid Cap Value VCT Portfolio - Class II Shares
         Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class II Shares Pioneer Papp America-Pacific Rim Fund VCT - Class II Shares
         Pioneer Papp Small & Mid Cap Growth VCT Portfolio - Class II Shares Pioneer Real Estate Shares VCT Portfolio - Class II Shares
         Pioneer Small Cap Value VCT Portfolio - Class II Shares
         Pioneer Small Company VCT Portfolio - Class II Shares
         Pioneer Strategic Income VCT Portfolio - Class II Shares
         Pioneer Value VCT Portfolio - Class II Shares
     Putnam Variable Trust, Massachusetts business trust
         Putnam VT Discovery Growth Fund - Class IB Shares
         Putnam VT International Equity Fund - Class IB Shares
         Putnam VT Small Cap Value Fund - Class IB Shares
     Salomon Brothers Variable Series Funds Inc., Maryland business trust,
       Affiliate of The Company
         All Cap Fund - Class I
         Investors Fund - Class I
         Large Cap Growth Fund - Class I
         Small Cap Growth Fund - Class I
         Total Return Fund - Class II
     Smith Barney Investment Series, Massachusetts business trust, Affiliate of
       The Company
         Smith Barney Dividend Strategy Portfolio (Formerly Smith Barney Large
           Cap Core Portfolio)
         Smith Barney Premier Selections All Cap Growth Portfolio

     Smith Barney Multiple Discipline Trust, Massachusetts business trust,
       Affiliate of The Company
         Multiple Discipline Portfolio - All Cap Growth and Value
         Multiple Discipline Portfolio - Balanced All Cap Growth and Value Multiple Discipline Portfolio - Global All Cap Growth and Value Multiple Discipline Portfolio - Large Cap Growth and Value
     The Travelers Series Trust, Massachusetts business trust, Affiliate of The
       Company
         Convertible Securities Portfolio
         Disciplined Mid Cap Stock Portfolio
         Equity Income Portfolio
         Federated High Yield Portfolio
         Federated Stock Portfolio
         Large Cap Portfolio
         Lazard International Stock Portfolio
         Merrill Lynch Large Cap Core Portfolio (Formerly MFS Research
           Portfolio)
         MFS Emerging Growth Portfolio
         MFS Mid Cap Growth Portfolio
         MFS Value Portfolio
         Pioneer Fund Portfolio (Formerly Utilities Portfolio)
         Social Awareness Stock Portfolio
         Travelers Quality Bond Portfolio
         U.S. Government Securities Portfolio
     Travelers Series Fund Inc., Maryland business trust, Affiliate of The
       Company
         AIM Capital Appreciation Portfolio
         MFS Total Return Portfolio
         Pioneer Strategic Income Portfolio (Formerly Putnam Diversified Income
           Portfolio)
         SB Adjustable Rate Income Portfolio - Class I Shares
         Smith Barney Aggressive Growth Portfolio
         Smith Barney High Income Portfolio
         Smith Barney International All Cap Growth Portfolio
         Smith Barney Large Cap Value Portfolio
         Smith Barney Large Capitalization Growth Portfolio
         Smith Barney Mid Cap Core Portfolio
         Smith Barney Money Market Portfolio
         Strategic Equity Portfolio
         Travelers Managed Income Portfolio
         Van Kampen Enterprise Portfolio
     Van Kampen Life Investment Trust, Delaware business trust
         Comstock Portfolio - Class II Shares
         Emerging Growth Portfolio - Class I Shares
         Enterprise Portfolio - Class II Shares
     Variable Annuity Portfolios, Massachusetts business trust
         Smith Barney Small Cap Growth Opportunities Portfolio
     Variable Insurance Products Fund II, Massachusetts business trust
         Contrafund(R) Portfolio - Service Class
         Contrafund(R) Portfolio - Service Class 2
     Variable Insurance Products Fund III, Massachusetts business trust
         Dynamic Capital Appreciation Portfolio - Service Class 2
         Mid Cap Portfolio - Service Class 2

Not all funds may be available in all states or to all contract owners.

The  following  is a summary of  significant  accounting  policies  consistently
followed  by  Separate   Account  Nine  in  the  preparation  of  its  financial
statements.

SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Income from dividends and realized gain (loss) distributions, are recorded on the ex-distribution date.

FEDERAL INCOME TAXES. The operations of Separate Account Nine form a part of the total operations of The Company and are not taxed separately. The Company is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Separate Account Nine. Separate Account Nine is not taxed as a "regulated investment company" under Subchapter M of the Code.

FINANCIAL HIGHLIGHTS. In 2001, Separate Account Nine adopted the financial highlights disclosure recommended by the American Institute of Certified Public Accountants Audit Guide ("AICPA Guide") for Investment Companies. The AICPA Guide allows for the prospective application of this disclosure, which will ultimately display a five year period. It is comprised of the units, unit values, investment income ratio, expense ratios and total returns for each sub-account. Since each sub-account offers multiple contract charges, certain information is provided in the form of a range. The range information may reflect varying time periods if assets did not exist with all contract charge options of the sub-account for the entire year.

OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. INVESTMENTS

The aggregate costs of purchases and proceeds from sales of investments were $426,403,471 and $24,552,892 respectively, for the year ended December 31, 2004. Realized gains and losses from investment transactions are reported on an average cost basis. The cost of investments in eligible funds was $614,816,598 at December 31, 2004. Gross unrealized appreciation for all investments at December 31, 2004 was $48,958,002. Gross unrealized depreciation for all investments at December 31, 2004 was $1,267,416.

3. CONTRACT CHARGES

The asset-based charges listed below are deducted, as appropriate, each business day and are assessed through the calculation of accumulation and annuity unit values;

  - Mortality and Expense Risks assumed by The Company (M&E)
  - Administrative fees paid for administrative expenses (ADM)
  - Enhanced Stepped-up Provision, if elected by the contract owner (E.S.P.)
  - Guarranteed Minimum Withdrawal Benefit, if elected by the contract owner
    (GMWB)

Below is a table displaying separate account charges with their associated products offered in this Separate Account for each funding option. The table displays the following death benefit (Dth Ben) designations; Standard (S), Annual Step up (SU), Deferred Annual Step up (D), and Roll up (R). In products where there is one death benefit only, the "Dth Ben" column is blank.

--------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT                        NINE
--------------------------------------------------------------------------------------------------------------------------------
                                                                                Asset-based Charges
                                                                   -------------------------------------------------------------
                                                                                       Optional Features
   Separate Account Charge (1)     Dth                                                ---------------------------          Total
    (as identified in Note 5)      Ben  Product                      M&E       ADM     E.S.P.     GMWB       GMAB         Charge
--------------------------------------------------------------------------------------------------------------------------------
Separate Account Charge 1.30%       S   Vintage II                  1.15%     0.15%                                        1.30%

Separate Account Charge 1.40%      SU   Vintage II                  1.25%     0.15%                                        1.40%
                                    S   Vintage II (Series II)      1.25%     0.15%                                        1.40%

Separate Account Charge 1.50%       S   Vintage II                  1.15%     0.15%    0.20%                               1.50%
                                   SU   Vintage II (Series II)      1.35%     0.15%                                        1.50%

Separate Account Charge 1.55%       R   Vintage II                  1.40%     0.15%                                        1.55%
                                    S   Vintage II (Series II)      1.25%     0.15%    0.15%                               1.55%

Separate Account Charge 1.60%      SU   Vintage II                  1.25%     0.15%    0.20%                               1.60%

Separate Account Charge 1.65%      SU   Vintage II (Series II)      1.35%     0.15%    0.15%                               1.65%

Separate Account Charge 1.70%       S   Vintage II                  1.15%     0.15%               0.40%                    1.70%
                                    R   Vintage II (Series II)      1.55%     0.15%                                        1.70%

Separate Account Charge 1.75%       R   Vintage II                  1.40%     0.15%    0.20%                               1.75%
                                    D   Portfolio Architect L       1.60%     0.15%                                        1.75%

Separate Account Charge 1.80%      SU   Vintage II                  1.25%     0.15%               0.40%                    1.80%
                                    S   Vintage II (Series II)      1.25%     0.15%               0.40%                    1.80%

Separate Account Charge 1.85%       R   Vintage II (Series II)      1.55%     0.15%    0.15%                               1.85%
                                   SU   Portfolio Architect L       1.70%     0.15%                                        1.85%
                                   SU   Pioneer AnnuiStar Flex      1.70%     0.15%                                        1.85%
                                   SU   Vintage L                   1.70%     0.15%                                        1.85%
                                        Portfolio Architect 3       1.70%     0.15%                                        1.85%
                                        Vintage 3                   1.70%     0.15%                                        1.85%

Separate Account Charge 1.90%       S   Vintage II                  1.15%     0.15%    0.20%      0.40%                    1.90%
                                   SU   Vintage II (Series II)      1.35%     0.15%               0.40%                    1.90%
                                    S   Vintage II (Series II)      1.25%     0.15%                          0.50%         1.90%

Separate Account Charge 1.95%       R   Vintage II                  1.40%     0.15%               0.40%                    1.95%
                                    S   Vintage II (Series II)      1.25%     0.15%    0.15%      0.40%                    1.95%
                                    D   Portfolio Architect L       1.60%     0.15%    0.20%                               1.95%

Separate Account Charge 2.00%      SU   Vintage II                  1.25%     0.15%    0.20%      0.40%                    2.00%
                                   SU   Vintage L                   1.70%     0.15%    0.15%                               2.00%
                                   SU   Vintage II (Series II)      1.35%     0.15%                          0.50%         2.00%

Separate Account Charge 2.05%      SU   Portfolio Architect L       1.70%     0.15%    0.20%                               2.05%
                                    R   Portfolio Architect L       1.90%     0.15%                                        2.05%
                                   SU   Pioneer AnnuiStar Flex      1.70%     0.15%    0.20%                               2.05%
                                    R   Pioneer AnnuiStar Flex      1.90%     0.15%                                        2.05%
                                    R   Vintage L                   1.90%     0.15%                                        2.05%
                                    S   Vintage II (Series II)      1.25%     0.15%    0.15%                 0.50%         2.05%
                                   SU   Vintage II (Series II)      1.35%     0.15%    0.15%      0.40%                    2.05%
                                        Portfolio Architect 3       1.70%     0.15%    0.20%                               2.05%
                                        Vintage 3                   1.70%     0.15%    0.20%                               2.05%

Separate Account Charge 2.10%       R   Vintage II (Series II)      1.55%     0.15%               0.40%                    2.10%

Separate Account Charge 2.15%       R   Vintage II                  1.40%     0.15%    0.20%      0.40%                    2.15%
                                   SU   Vintage II (Series II)      1.35%     0.15%    0.15%                 0.50%         2.15%
                                    D   Portfolio Architect L       1.60%     0.15%               0.40%                    2.15%

Separate Account Charge 2.20%       R   Vintage L                   1.90%     0.15%    0.15%                               2.20%
                                    R   Vintage II (Series II)      1.55%     0.15%                          0.50%         2.20%
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT                         NINE
--------------------------------------------------------------------------------------------------------------------------------
                                                                                  Asset-based Charges
                                                                   -------------------------------------------------------------
                                                                                       Optional Features
    Separate Account Charge (1)     Dth                                               ---------------------------          Total
     (as identified in Note 5)      Ben  Product                       M&E      ADM    E.S.P.     GMWB       GMAB         Charge
--------------------------------------------------------------------------------------------------------------------------------
Separate Account Charge 2.25%        D   Portfolio Architect L        1.60%    0.15%                        0.50%          2.25%
                                    SU   Portfolio Architect L        1.70%    0.15%             0.40%                     2.25%
                                     R   Portfolio Architect L        1.90%    0.15%   0.20%                               2.25%
                                    SU   Pioneer AnnuiStar Flex       1.70%    0.15%             0.40%                     2.25%
                                     R   Pioneer AnnuiStar Flex       1.90%    0.15%   0.20%                               2.25%
                                     R   Vintage II (Series II)       1.55%    0.15%   0.15%     0.40%                     2.25%
                                    SU   Vintage L                    1.70%    0.15%             0.40%                     2.25%
                                         Portfolio Architect 3        1.70%    0.15%             0.40%                     2.25%
                                         Vintage 3                    1.70%    0.15%             0.40%                     2.25%

Separate Account Charge 2.35%       SU   Portfolio Architect L        1.70%    0.15%                        0.50%          2.35%
                                     D   Portfolio Architect L        1.60%    0.15%   0.20%     0.40%                     2.35%
                                     R   Vintage II (Series II)       1.55%    0.15%   0.15%                0.50%          2.35%
                                    SU   Vintage L                    1.70%    0.15%                        0.50%          2.35%
                                    SU   Pioneer AnnuiStar Flex       1.70%    0.15%                        0.50%          2.35%

Separate Account Charge 2.40%       SU   Vintage L                    1.70%    0.15%   0.15%     0.40%                     2.40%

Separate Account Charge 2.45%       SU   Portfolio Architect L        1.70%    0.15%   0.20%     0.40%                     2.45%
                                     D   Portfolio Architect L        1.60%    0.15%   0.20%                0.50%          2.45%
                                     R   Portfolio Architect L        1.90%    0.15%             0.40%                     2.45%
                                    SU   Pioneer AnnuiStar Flex       1.70%    0.15%   0.20%     0.40%                     2.45%
                                     R   Pioneer AnnuiStar Flex       1.90%    0.15%             0.40%                     2.45%
                                     R   Vintage L                    1.90%    0.15%             0.40%                     2.45%
                                         Portfolio Architect 3        1.70%    0.15%   0.20%     0.40%                     2.45%
                                         Vintage 3                    1.70%    0.15%   0.20%     0.40%                     2.45%

Separate Account Charge 2.50%       SU   Vintage L                    1.70%    0.15%   0.15%                0.50%          2.50%

Separate Account Charge 2.55%       SU   Portfolio Architect L        1.70%    0.15%   0.20%                0.50%          2.55%
                                     R   Portfolio Architect L        1.90%    0.15%                        0.50%          2.55%
                                     R   Pioneer AnnuiStar Flex       1.90%    0.15%                        0.50%          2.55%
                                    SU   Pioneer AnnuiStar Flex       1.70%    0.15%   0.20%                0.50%          2.55%
                                     R   Vintage L                    1.90%    0.15%                        0.50%          2.55%

Separate Account Charge 2.60%        R   Vintage L                    1.90%    0.15%   0.15%     0.40%                     2.60%

Separate Account Charge 2.65%        R   Pioneer AnnuiStar Flex       1.90%    0.15%   0.20%     0.40%                     2.65%
                                     R   Portfolio Architect L        1.90%    0.15%   0.20%     0.40%                     2.65%

Separate Account Charge 2.70%        R   Vintage L                    1.90%    0.15%   0.15%                0.50%          2.70%

Separate Account Charge 2.75%        R   Pioneer AnnuiStar Flex       1.90%    0.15%   0.20%                0.50%          2.75%
                                     R   Portfolio Architect L        1.90%    0.15%   0.20%                0.50%          2.75%
--------------------------------------------------------------------------------------------------------------------------------

(1) Certain accumulation and annuity unit values displayed in Note 5 may not be available through certain sub-accounts. If a unit value has no assets and units across all sub-accounts within the Separate Account, it will not be displayed in Note 5.

For Contracts in the accumulation phase with a value of less than $40,000, an annual charge of $30 (prorated for partial periods) is assessed through the redemption of units and paid to The Company to cover administrative charges.

No sales charges are deducted from participant Purchase Payments when they are received. However, in the accumulation phase, a withdrawal charge will apply, if the Purchase Payments are withdrawn. Likewise, in the annuity phase, if the Variable Liquidity Benefit is selected, there is a surrender charge associated with the amounts withdrawn. These charges are assessed through the redemption of units and listed directly below.

--------------------------------------------------------------------------------
                                  Withdrawal/Surrender Charges (as a percentage
Product                           of the amount withdrawn)
--------------------------------------------------------------------------------
Pioneer AnnuiStar Flex            Up to 6% decreasing to 0% in years 5 and later
Portfolio Architect L             Up to 6% decreasing to 0% in years 5 and later
Portfolio Architect 3             Up to 6% decreasing to 0% in years 4 and later
Vintage L                         Up to 6% decreasing to 0% in years 5 and later
Vintage II                        Up to 6% decreasing to 0% in years 8 and later
Vintage II (Series II)            Up to 6% decreasing to 0% in years 8 and later
Vintage 3                         Up to 6% decreasing to 0% in years 4 and later
--------------------------------------------------------------------------------

Contract withdrawal/surrender payments for Separate Account Nine include $416,941 and $117,361 for the years ended December 31,2004 and 2003, respectively. These charges are included in contract surrenders on the Statement of Changes in Net Assets.

For a full explanation of product charges and associated product features and benefits please refer to your product prospectus.

4. SUBSEQUENT EVENT NOTE

On January 31, 2005, Citigroup Inc. ("Citigroup") announced that it had agreed to sell The Travelers Insurance Company ("TIC"), The Travelers Life and Annuity Company, Citicorp Life Insurance Company, First Citicorp Life Insurance Company, Citicorp International Life Insurance Company, The Travelers Life and Annuity Reinsurance Company, and certain other domestic and international insurance businesses (the "Life Insurance and Annuity Businesses") to MetLife, Inc. ("MetLife") pursuant to an Acquisition Agreement (the "Agreement"). The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Citigroup currently anticipates that the intended sale would be closed this summer.

The transaction contemplates that TIC's Primerica Life segment and certain other assets will remain with Citigroup. Accordingly, prior to the closing, TIC will distribute to its parent company by way of dividend (i) all of the outstanding shares of common stock of the Company's 100% owned subsidiary, Primerica Life Insurance Company ("Primerica Life"), (ii) all shares of Citigroup's Series YYY and Series YY preferred stock held by the Company and (iii) certain other assets, including certain assets and liabilities related to the Company's share of the non-qualified pension plan, and post retirement benefits related to inactive employees of the former Travelers Insurance entities, assumed during Citigroup's 2002 spin-off of the Travelers Property Casualty operations (collectively, the "Dispositions"). The Dispositions require certain regulatory approvals.

Subject to closing adjustments described in the Agreement, the contemplated sale price would be $11.5 billion. In connection with the consummation of the sale of the Life Insurance and Annuity Business, Citigroup and MetLife will also enter into multi-year distribution agreements.

5. NET CONTRACT OWNERS' EQUITY

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Capital Appreciation Fund
    Separate Account Charges 1.30% ......................................            --      $  1.135         $         --
    Separate Account Charges 1.40% ......................................            --         1.131                   --
    Separate Account Charges 1.50% ......................................            --         1.128                   --
    Separate Account Charges 1.55% ......................................            --         1.127                   --
    Separate Account Charges 1.60% ......................................            --         1.125                   --
    Separate Account Charges 1.65% ......................................            --         1.348                   --
    Separate Account Charges 1.70% ......................................            --         1.398                   --
    Separate Account Charges 1.75% ......................................        20,151         1.121               22,580
    Separate Account Charges 1.80% ......................................            --         1.395                   --
    Separate Account Charges 1.85% ......................................        10,285         1.117               11,494
    Separate Account Charges 1.90% ......................................            --         1.392                   --
    Separate Account Charges 1.95% ......................................            --         1.391                   --
    Separate Account Charges 2.00% ......................................            --         1.389                   --
    Separate Account Charges 2.05% ......................................            --         1.111                   --
    Separate Account Charges 2.10% ......................................            --         1.340                   --
    Separate Account Charges 2.15% ......................................        33,175         1.385               45,949
    Separate Account Charges 2.20% ......................................            --         1.338                   --
    Separate Account Charges 2.25% ......................................        85,168         1.382              117,716
    Separate Account Charges 2.35% ......................................            --         1.335                   --
    Separate Account Charges 2.40% ......................................            --         1.334                   --
    Separate Account Charges 2.45% ......................................            --         1.377                   --
    Separate Account Charges 2.50% ......................................            --         1.168                   --
    Separate Account Charges 2.55% ......................................            --         1.168                   --
    Separate Account Charges 2.60% ......................................            --         1.330                   --
    Separate Account Charges 2.65% ......................................            --         1.330                   --

High Yield Bond Trust
    Separate Account Charges 1.30% ......................................            --         1.071                   --
    Separate Account Charges 1.40% ......................................            --         1.070                   --
    Separate Account Charges 1.50% ......................................            --         1.069                   --
    Separate Account Charges 1.55% ......................................            --         1.069                   --
    Separate Account Charges 1.60% ......................................            --         1.068                   --
    Separate Account Charges 1.65% ......................................            --         1.068                   --
    Separate Account Charges 1.70% ......................................            --         1.068                   --
    Separate Account Charges 1.75% ......................................         7,175         1.067                7,658
    Separate Account Charges 1.80% ......................................            --         1.067                   --
    Separate Account Charges 1.85% ......................................        37,258         1.067               39,741
    Separate Account Charges 1.90% ......................................            --         1.066                   --
    Separate Account Charges 1.95% ......................................            --         1.066                   --
    Separate Account Charges 2.00% ......................................            --         1.066                   --
    Separate Account Charges 2.05% ......................................            --         1.065                   --
    Separate Account Charges 2.10% ......................................            --         1.065                   --
    Separate Account Charges 2.15% ......................................        45,170         1.065               48,085
    Separate Account Charges 2.20% ......................................            --         1.064                   --
    Separate Account Charges 2.25% ......................................        18,738         1.064               19,934
    Separate Account Charges 2.35% ......................................            --         1.063                   --
    Separate Account Charges 2.40% ......................................            --         1.063                   --
    Separate Account Charges 2.45% ......................................            --         1.062                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
High Yield Bond Trust (continued)
    Separate Account Charges 2.50% ......................................            --      $  1.075         $         --
    Separate Account Charges 2.55% ......................................            --         1.075                   --
    Separate Account Charges 2.60% ......................................            --         1.061                   --
    Separate Account Charges 2.65% ......................................            --         1.061                   --

Managed Assets Trust
    Separate Account Charges 1.30% ......................................            --         1.079                   --
    Separate Account Charges 1.40% ......................................            --         1.078                   --
    Separate Account Charges 1.50% ......................................            --         1.077                   --
    Separate Account Charges 1.55% ......................................            --         1.077                   --
    Separate Account Charges 1.60% ......................................            --         1.077                   --
    Separate Account Charges 1.65% ......................................            --         1.076                   --
    Separate Account Charges 1.70% ......................................            --         1.076                   --
    Separate Account Charges 1.75% ......................................        14,155         1.076               15,226
    Separate Account Charges 1.80% ......................................            --         1.075                   --
    Separate Account Charges 1.85% ......................................            --         1.075                   --
    Separate Account Charges 1.90% ......................................            --         1.075                   --
    Separate Account Charges 1.95% ......................................            --         1.074                   --
    Separate Account Charges 2.00% ......................................            --         1.074                   --
    Separate Account Charges 2.05% ......................................            --         1.073                   --
    Separate Account Charges 2.10% ......................................            --         1.073                   --
    Separate Account Charges 2.15% ......................................        26,657         1.073               28,596
    Separate Account Charges 2.20% ......................................            --         1.072                   --
    Separate Account Charges 2.25% ......................................         4,897         1.072                5,250
    Separate Account Charges 2.35% ......................................            --         1.071                   --
    Separate Account Charges 2.40% ......................................            --         1.071                   --
    Separate Account Charges 2.45% ......................................            --         1.071                   --
    Separate Account Charges 2.50% ......................................            --         1.071                   --
    Separate Account Charges 2.55% ......................................            --         1.070                   --
    Separate Account Charges 2.60% ......................................            --         1.070                   --
    Separate Account Charges 2.65% ......................................            --         1.069                   --

Money Market Portfolio
    Separate Account Charges 1.30% ......................................            --         0.992                   --
    Separate Account Charges 1.40% ......................................            --         0.990                   --
    Separate Account Charges 1.50% ......................................            --         0.987                   --
    Separate Account Charges 1.55% ......................................            --         0.985                   --
    Separate Account Charges 1.60% ......................................            --         0.984                   --
    Separate Account Charges 1.65% ......................................            --         0.990                   --
    Separate Account Charges 1.70% ......................................            --         0.984                   --
    Separate Account Charges 1.75% ......................................        20,771         0.980               20,357
    Separate Account Charges 1.80% ......................................            --         0.982                   --
    Separate Account Charges 1.85% ......................................       810,036         0.977              791,734
    Separate Account Charges 1.90% ......................................            --         0.980                   --
    Separate Account Charges 1.95% ......................................            --         0.979                   --
    Separate Account Charges 2.00% ......................................            --         0.978                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Money Market Portfolio (continued)
    Separate Account Charges 2.05% ......................................            --      $  0.972         $         --
    Separate Account Charges 2.10% ......................................            --         0.984                   --
    Separate Account Charges 2.15% ......................................        75,548         0.975               73,644
    Separate Account Charges 2.20% ......................................            --         0.982                   --
    Separate Account Charges 2.25% ......................................       506,125         0.973              492,353
    Separate Account Charges 2.35% ......................................            --         0.980                   --
    Separate Account Charges 2.40% ......................................            --         0.979                   --
    Separate Account Charges 2.45% ......................................            --         0.969                   --
    Separate Account Charges 2.50% ......................................            --         0.993                   --
    Separate Account Charges 2.55% ......................................            --         0.993                   --
    Separate Account Charges 2.60% ......................................            --         0.977                   --
    Separate Account Charges 2.65% ......................................        35,314         0.976               34,474

AIM Variable Insurance Funds, Inc.
  AIM V.I. Capital Appreciation Fund - Series II
    Separate Account Charges 1.30% ......................................            --         1.084                   --
    Separate Account Charges 1.40% ......................................            --         1.082                   --
    Separate Account Charges 1.50% ......................................            --         1.081                   --
    Separate Account Charges 1.55% ......................................            --         1.081                   --
    Separate Account Charges 1.60% ......................................            --         1.080                   --
    Separate Account Charges 1.65% ......................................            --         1.079                   --
    Separate Account Charges 1.70% ......................................            --         1.079                   --
    Separate Account Charges 1.75% ......................................            --         1.078                   --
    Separate Account Charges 1.80% ......................................            --         1.078                   --
    Separate Account Charges 1.85% ......................................       184,577         1.077              198,792
    Separate Account Charges 1.90% ......................................            --         1.076                   --
    Separate Account Charges 1.95% ......................................            --         1.076                   --
    Separate Account Charges 2.00% ......................................            --         1.075                   --
    Separate Account Charges 2.05% ......................................        40,658         1.075               43,694
    Separate Account Charges 2.10% ......................................            --         1.074                   --
    Separate Account Charges 2.15% ......................................            --         1.073                   --
    Separate Account Charges 2.20% ......................................            --         1.073                   --
    Separate Account Charges 2.25% ......................................       330,264         1.072              354,138
    Separate Account Charges 2.35% ......................................            --         1.071                   --
    Separate Account Charges 2.40% ......................................            --         1.071                   --
    Separate Account Charges 2.45% ......................................        33,380         1.070               35,715
    Separate Account Charges 2.50% ......................................            --         1.054                   --
    Separate Account Charges 2.55% ......................................            --         1.054                   --
    Separate Account Charges 2.60% ......................................            --         1.068                   --
    Separate Account Charges 2.65% ......................................        15,243         1.068               16,273
  AIM V.I. Mid Cap Core Equity Fund - Series II
    Separate Account Charges 1.30% ......................................            --         1.170                   --
    Separate Account Charges 1.40% ......................................            --         1.169                   --
    Separate Account Charges 1.50% ......................................            --         1.168                   --
    Separate Account Charges 1.55% ......................................            --         1.167                   --
    Separate Account Charges 1.60% ......................................            --         1.166                   --
    Separate Account Charges 1.65% ......................................            --         1.166                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
AIM Variable Insurance Funds, Inc. (continued)
  AIM V.I. Mid Cap Core Equity Fund - Series II (continued)
    Separate Account Charges 1.70% ......................................            --      $  1.165         $         --
    Separate Account Charges 1.75% ......................................            --         1.164                   --
    Separate Account Charges 1.80% ......................................            --         1.164                   --
    Separate Account Charges 1.85% ......................................        50,867         1.163               59,167
    Separate Account Charges 1.90% ......................................            --         1.163                   --
    Separate Account Charges 1.95% ......................................            --         1.162                   --
    Separate Account Charges 2.00% ......................................            --         1.161                   --
    Separate Account Charges 2.05% ......................................            --         1.161                   --
    Separate Account Charges 2.10% ......................................            --         1.160                   --
    Separate Account Charges 2.15% ......................................            --         1.159                   --
    Separate Account Charges 2.20% ......................................            --         1.159                   --
    Separate Account Charges 2.25% ......................................       162,460         1.158              188,141
    Separate Account Charges 2.35% ......................................            --         1.157                   --
    Separate Account Charges 2.40% ......................................            --         1.156                   --
    Separate Account Charges 2.45% ......................................            --         1.156                   --
    Separate Account Charges 2.50% ......................................            --         1.064                   --
    Separate Account Charges 2.55% ......................................            --         1.064                   --
    Separate Account Charges 2.60% ......................................            --         1.154                   --
    Separate Account Charges 2.65% ......................................            --         1.153                   --
  AIM V.I. Premier Equity Fund - Series I
    Separate Account Charges 1.30% ......................................        95,819         0.786               75,299
    Separate Account Charges 1.40% ......................................        37,530         0.783               29,385
    Separate Account Charges 1.50% ......................................            --         0.801                   --
    Separate Account Charges 1.55% ......................................            --         0.779                   --
    Separate Account Charges 1.60% ......................................            --         0.798                   --
    Separate Account Charges 1.65% ......................................            --         1.159                   --
    Separate Account Charges 1.70% ......................................        12,254         1.232               15,092
    Separate Account Charges 1.75% ......................................            --         0.794                   --
    Separate Account Charges 1.80% ......................................            --         1.229                   --
    Separate Account Charges 1.85% ......................................       119,228         0.997              118,886
    Separate Account Charges 1.90% ......................................            --         1.227                   --
    Separate Account Charges 1.95% ......................................            --         1.225                   --
    Separate Account Charges 2.00% ......................................            --         1.224                   --
    Separate Account Charges 2.05% ......................................            --         0.991                   --
    Separate Account Charges 2.10% ......................................            --         1.152                   --
    Separate Account Charges 2.15% ......................................            --         1.220                   --
    Separate Account Charges 2.20% ......................................            --         1.150                   --
    Separate Account Charges 2.25% ......................................         7,578         1.218                9,228
    Separate Account Charges 2.35% ......................................            --         1.148                   --
    Separate Account Charges 2.40% ......................................            --         1.147                   --
    Separate Account Charges 2.45% ......................................            --         1.213                   --
    Separate Account Charges 2.50% ......................................            --         1.049                   --
    Separate Account Charges 2.55% ......................................            --         1.049                   --
    Separate Account Charges 2.60% ......................................            --         1.144                   --
    Separate Account Charges 2.65% ......................................            --         1.143                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
AllianceBernstein Variable Product Series Fund, Inc.
  AllianceBernstein Growth and Income Portfolio - Class B
    Separate Account Charges 1.30% ......................................       182,993      $  1.130         $    206,696
    Separate Account Charges 1.40% ......................................       136,752         1.127              154,054
    Separate Account Charges 1.50% ......................................        25,030         1.124               28,121
    Separate Account Charges 1.55% ......................................            --         1.122                   --
    Separate Account Charges 1.60% ......................................            --         1.121                   --
    Separate Account Charges 1.65% ......................................         4,346         1.227                5,334
    Separate Account Charges 1.70% ......................................        66,221         1.365               90,371
    Separate Account Charges 1.75% ......................................            --         1.116                   --
    Separate Account Charges 1.80% ......................................       391,798         1.362              533,590
    Separate Account Charges 1.85% ......................................       206,918         1.113              230,315
    Separate Account Charges 1.90% ......................................       142,683         1.359              193,925
    Separate Account Charges 1.95% ......................................            --         1.358                   --
    Separate Account Charges 2.00% ......................................         7,914         1.356               10,734
    Separate Account Charges 2.05% ......................................            --         1.107                   --
    Separate Account Charges 2.10% ......................................            --         1.220                   --
    Separate Account Charges 2.15% ......................................            --         1.352                   --
    Separate Account Charges 2.20% ......................................         6,602         1.218                8,041
    Separate Account Charges 2.25% ......................................       671,346         1.349              905,956
    Separate Account Charges 2.35% ......................................            --         1.215                   --
    Separate Account Charges 2.40% ......................................            --         1.215                   --
    Separate Account Charges 2.45% ......................................         3,990         1.344                5,363
    Separate Account Charges 2.50% ......................................            --         1.080                   --
    Separate Account Charges 2.55% ......................................            --         1.080                   --
    Separate Account Charges 2.60% ......................................            --         1.211                   --
    Separate Account Charges 2.65% ......................................            --         1.210                   --
  AllianceBernstein Premier Growth Portfolio - Class B
    Separate Account Charges 1.30% ......................................       413,899         0.671              277,837
    Separate Account Charges 1.40% ......................................       645,133         0.668              430,824
    Separate Account Charges 1.50% ......................................        12,938         0.783               10,133
    Separate Account Charges 1.55% ......................................        21,358         0.663               14,153
    Separate Account Charges 1.60% ......................................            --         0.780                   --
    Separate Account Charges 1.65% ......................................            --         1.167                   --
    Separate Account Charges 1.70% ......................................        29,427         1.224               36,033
    Separate Account Charges 1.75% ......................................         2,370         0.776                1,840
    Separate Account Charges 1.80% ......................................       107,514         1.222              131,384
    Separate Account Charges 1.85% ......................................        75,694         1.034               78,301
    Separate Account Charges 1.90% ......................................       177,996         1.220              217,070
    Separate Account Charges 1.95% ......................................            --         1.218                   --
    Separate Account Charges 2.00% ......................................            --         1.217                   --
    Separate Account Charges 2.05% ......................................            --         1.028                   --
    Separate Account Charges 2.10% ......................................            --         1.159                   --
    Separate Account Charges 2.15% ......................................        91,022         1.213              110,440
    Separate Account Charges 2.20% ......................................            --         1.158                   --
    Separate Account Charges 2.25% ......................................       216,941         1.211              262,680
    Separate Account Charges 2.35% ......................................            --         1.155                   --
    Separate Account Charges 2.40% ......................................         9,401         1.155               10,854
    Separate Account Charges 2.45% ......................................            --         1.206                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
AllianceBernstein Variable Product Series Fund, Inc. (continued)
  AllianceBernstein Premier Growth Portfolio - Class B (continued)
    Separate Account Charges 2.50% ......................................            --      $  1.057         $         --
    Separate Account Charges 2.55% ......................................            --         1.057                   --
    Separate Account Charges 2.60% ......................................            --         1.151                   --
    Separate Account Charges 2.65% ......................................            --         1.151                   --

American Funds Insurance Series
  Global Growth Fund - Class 2 Shares
    Separate Account Charges 1.30% ......................................       635,480         1.035              657,541
    Separate Account Charges 1.40% ......................................     1,462,977         1.029            1,506,031
    Separate Account Charges 1.50% ......................................       354,206         1.120              396,640
    Separate Account Charges 1.55% ......................................        37,544         1.022               38,353
    Separate Account Charges 1.60% ......................................            --         1.116                   --
    Separate Account Charges 1.65% ......................................            --         1.328                   --
    Separate Account Charges 1.70% ......................................       197,563         1.461              288,643
    Separate Account Charges 1.75% ......................................        86,407         1.110               95,902
    Separate Account Charges 1.80% ......................................     1,380,219         1.458            2,012,412
    Separate Account Charges 1.85% ......................................       689,281         1.473            1,014,982
    Separate Account Charges 1.90% ......................................       921,393         1.455            1,340,678
    Separate Account Charges 1.95% ......................................            --         1.454                   --
    Separate Account Charges 2.00% ......................................        16,089         1.452               23,362
    Separate Account Charges 2.05% ......................................        45,727         1.463               66,895
    Separate Account Charges 2.10% ......................................        20,425         1.319               26,950
    Separate Account Charges 2.15% ......................................       440,414         1.448              637,580
    Separate Account Charges 2.20% ......................................         8,440         1.318               11,122
    Separate Account Charges 2.25% ......................................     3,301,874         1.445            4,770,314
    Separate Account Charges 2.35% ......................................        12,546         1.315               16,498
    Separate Account Charges 2.40% ......................................        13,351         1.314               17,543
    Separate Account Charges 2.45% ......................................       117,326         1.439              168,813
    Separate Account Charges 2.50% ......................................            --         1.112                   --
    Separate Account Charges 2.55% ......................................            --         1.112                   --
    Separate Account Charges 2.60% ......................................        51,138         1.310               67,010
    Separate Account Charges 2.65% ......................................        21,588         1.309               28,269
  Growth Fund - Class 2 Shares
    Separate Account Charges 1.30% ......................................     1,147,016         1.087            1,247,239
    Separate Account Charges 1.40% ......................................     3,262,722         1.082            3,529,705
    Separate Account Charges 1.50% ......................................     1,107,265         0.970            1,073,690
    Separate Account Charges 1.55% ......................................        31,773         1.073               34,108
    Separate Account Charges 1.60% ......................................            --         0.966                   --
    Separate Account Charges 1.65% ......................................        29,296         1.274               37,310
    Separate Account Charges 1.70% ......................................       841,707         1.429            1,202,954
    Separate Account Charges 1.75% ......................................       142,633         0.961              137,081
    Separate Account Charges 1.80% ......................................     5,178,708         1.426            7,386,299
    Separate Account Charges 1.85% ......................................     3,022,506         1.362            4,116,023
    Separate Account Charges 1.90% ......................................     3,889,901         1.423            5,536,750
    Separate Account Charges 1.95% ......................................            --         1.422                   --
    Separate Account Charges 2.00% ......................................        59,168         1.420               84,047

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
American Funds Insurance Series (continued)
  Growth Fund - Class 2 Shares (continued)
    Separate Account Charges 2.05% ......................................       224,757      $  1.353         $    304,073
    Separate Account Charges 2.10% ......................................       102,273         1.266              129,440
    Separate Account Charges 2.15% ......................................     1,059,551         1.416            1,500,467
    Separate Account Charges 2.20% ......................................        16,435         1.264               20,771
    Separate Account Charges 2.25% ......................................     9,273,857         1.413           13,106,088
    Separate Account Charges 2.35% ......................................       176,039         1.261              222,027
    Separate Account Charges 2.40% ......................................        90,549         1.260              114,124
    Separate Account Charges 2.45% ......................................       310,557         1.408              437,108
    Separate Account Charges 2.50% ......................................            --         1.085                   --
    Separate Account Charges 2.55% ......................................        33,273         1.085               36,089
    Separate Account Charges 2.60% ......................................       193,007         1.257              242,581
    Separate Account Charges 2.65% ......................................        57,073         1.256               71,683
  Growth-Income Fund - Class 2 Shares
    Separate Account Charges 1.30% ......................................     1,852,914         1.287            2,384,416
    Separate Account Charges 1.40% ......................................     2,860,876         1.280            3,662,498
    Separate Account Charges 1.50% ......................................     1,074,777         1.093            1,175,045
    Separate Account Charges 1.55% ......................................        52,842         1.270               67,128
    Separate Account Charges 1.60% ......................................            --         1.089                   --
    Separate Account Charges 1.65% ......................................        30,166         1.247               37,616
    Separate Account Charges 1.70% ......................................     1,302,700         1.372            1,787,777
    Separate Account Charges 1.75% ......................................       471,293         1.084              510,700
    Separate Account Charges 1.80% ......................................     6,778,127         1.370            9,283,146
    Separate Account Charges 1.85% ......................................     3,748,375         1.291            4,838,173
    Separate Account Charges 1.90% ......................................     4,565,999         1.367            6,240,738
    Separate Account Charges 1.95% ......................................            --         1.365                   --
    Separate Account Charges 2.00% ......................................        71,798         1.364               97,934
    Separate Account Charges 2.05% ......................................       141,724         1.282              181,739
    Separate Account Charges 2.10% ......................................       107,765         1.239              133,544
    Separate Account Charges 2.15% ......................................       945,214         1.360            1,285,335
    Separate Account Charges 2.20% ......................................        22,121         1.238               27,375
    Separate Account Charges 2.25% ......................................    12,269,497         1.357           16,650,478
    Separate Account Charges 2.35% ......................................       116,974         1.235              144,456
    Separate Account Charges 2.40% ......................................       147,383         1.234              181,883
    Separate Account Charges 2.45% ......................................       519,464         1.352              702,075
    Separate Account Charges 2.50% ......................................            --         1.064                   --
    Separate Account Charges 2.55% ......................................            --         1.064                   --
    Separate Account Charges 2.60% ......................................       128,857         1.231              158,579
    Separate Account Charges 2.65% ......................................        54,720         1.230               67,295

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Portfolio
    Separate Account Charges 1.30% ......................................            --      $  1.399         $         --
    Separate Account Charges 1.40% ......................................            --         1.395                   --
    Separate Account Charges 1.50% ......................................            --         1.391                   --
    Separate Account Charges 1.55% ......................................            --         1.389                   --
    Separate Account Charges 1.60% ......................................            --         1.387                   --
    Separate Account Charges 1.65% ......................................            --         1.506                   --
    Separate Account Charges 1.70% ......................................            --         1.695                   --
    Separate Account Charges 1.75% ......................................            --         1.381                   --
    Separate Account Charges 1.80% ......................................            --         1.691                   --
    Separate Account Charges 1.85% ......................................        10,858         1.377               14,958
    Separate Account Charges 1.90% ......................................            --         1.688                   --
    Separate Account Charges 1.95% ......................................            --         1.686                   --
    Separate Account Charges 2.00% ......................................            --         1.684                   --
    Separate Account Charges 2.05% ......................................            --         1.370                   --
    Separate Account Charges 2.10% ......................................            --         1.496                   --
    Separate Account Charges 2.15% ......................................            --         1.679                   --
    Separate Account Charges 2.20% ......................................            --         1.494                   --
    Separate Account Charges 2.25% ......................................            --         1.676                   --
    Separate Account Charges 2.35% ......................................            --         1.491                   --
    Separate Account Charges 2.40% ......................................            --         1.490                   --
    Separate Account Charges 2.45% ......................................            --         1.669                   --
    Separate Account Charges 2.50% ......................................            --         1.286                   --
    Separate Account Charges 2.55% ......................................            --         1.285                   --
    Separate Account Charges 2.60% ......................................            --         1.486                   --
    Separate Account Charges 2.65% ......................................            --         1.485                   --

Delaware VIP Trust
  Delaware VIP REIT Series - Standard Class
    Separate Account Charges 1.30% ......................................            --         1.643                   --
    Separate Account Charges 1.40% ......................................            --         1.638                   --
    Separate Account Charges 1.50% ......................................            --         1.634                   --
    Separate Account Charges 1.55% ......................................            --         1.632                   --
    Separate Account Charges 1.60% ......................................            --         1.629                   --
    Separate Account Charges 1.65% ......................................            --         1.480                   --
    Separate Account Charges 1.70% ......................................            --         1.711                   --
    Separate Account Charges 1.75% ......................................        59,655         1.623               96,797
    Separate Account Charges 1.80% ......................................            --         1.708                   --
    Separate Account Charges 1.85% ......................................       282,289         1.618              456,776
    Separate Account Charges 1.90% ......................................            --         1.704                   --
    Separate Account Charges 1.95% ......................................            --         1.702                   --
    Separate Account Charges 2.00% ......................................            --         1.701                   --
    Separate Account Charges 2.05% ......................................            --         1.609                   --
    Separate Account Charges 2.10% ......................................            --         1.470                   --
    Separate Account Charges 2.15% ......................................       259,924         1.696              440,711
    Separate Account Charges 2.20% ......................................            --         1.468                   --
    Separate Account Charges 2.25% ......................................       363,487         1.692              615,055
    Separate Account Charges 2.35% ......................................            --         1.465                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Delaware VIP Trust (continued)
  Delaware VIP REIT Series - Standard Class (continued)
    Separate Account Charges 2.40% ......................................            --      $  1.464         $         --
    Separate Account Charges 2.45% ......................................        15,026         1.685               25,323
    Separate Account Charges 2.50% ......................................            --         1.287                   --
    Separate Account Charges 2.55% ......................................            --         1.286                   --
    Separate Account Charges 2.60% ......................................            --         1.460                   --
    Separate Account Charges 2.65% ......................................            --         1.459                   --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Portfolio - Initial Shares
    Separate Account Charges 1.30% ......................................            --         0.996                   --
    Separate Account Charges 1.40% ......................................            --         0.993                   --
    Separate Account Charges 1.50% ......................................            --         0.990                   --
    Separate Account Charges 1.55% ......................................            --         0.989                   --
    Separate Account Charges 1.60% ......................................            --         0.987                   --
    Separate Account Charges 1.65% ......................................            --         1.151                   --
    Separate Account Charges 1.70% ......................................            --         1.195                   --
    Separate Account Charges 1.75% ......................................        47,720         0.983               46,924
    Separate Account Charges 1.80% ......................................            --         1.192                   --
    Separate Account Charges 1.85% ......................................       157,298         0.981              154,246
    Separate Account Charges 1.90% ......................................            --         1.190                   --
    Separate Account Charges 1.95% ......................................            --         1.189                   --
    Separate Account Charges 2.00% ......................................            --         1.187                   --
    Separate Account Charges 2.05% ......................................            --         0.975                   --
    Separate Account Charges 2.10% ......................................            --         1.144                   --
    Separate Account Charges 2.15% ......................................        17,366         1.184               20,557
    Separate Account Charges 2.20% ......................................            --         1.142                   --
    Separate Account Charges 2.25% ......................................       109,406         1.181              129,245
    Separate Account Charges 2.35% ......................................            --         1.140                   --
    Separate Account Charges 2.40% ......................................            --         1.139                   --
    Separate Account Charges 2.45% ......................................            --         1.177                   --
    Separate Account Charges 2.50% ......................................            --         1.022                   --
    Separate Account Charges 2.55% ......................................            --         1.021                   --
    Separate Account Charges 2.60% ......................................            --         1.136                   --
    Separate Account Charges 2.65% ......................................            --         1.135                   --
  Dreyfus VIF Developing Leaders Portfolio - Initial Shares
    Separate Account Charges 1.30% ......................................            --         1.079                   --
    Separate Account Charges 1.40% ......................................            --         1.076                   --
    Separate Account Charges 1.50% ......................................            --         1.073                   --
    Separate Account Charges 1.55% ......................................            --         1.072                   --
    Separate Account Charges 1.60% ......................................            --         1.070                   --
    Separate Account Charges 1.65% ......................................            --         1.260                   --
    Separate Account Charges 1.70% ......................................            --         1.384                   --
    Separate Account Charges 1.75% ......................................        43,035         1.066               45,859
    Separate Account Charges 1.80% ......................................            --         1.381                   --
    Separate Account Charges 1.85% ......................................        68,322         1.063               72,605

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Dreyfus Variable Investment Fund (continued)
  Dreyfus VIF Developing Leaders Portfolio - Initial Shares (continued)
    Separate Account Charges 1.90% ......................................            --      $  1.378         $         --
    Separate Account Charges 1.95% ......................................            --         1.377                   --
    Separate Account Charges 2.00% ......................................            --         1.375                   --
    Separate Account Charges 2.05% ......................................            --         1.057                   --
    Separate Account Charges 2.10% ......................................            --         1.252                   --
    Separate Account Charges 2.15% ......................................        28,245         1.371               38,732
    Separate Account Charges 2.20% ......................................            --         1.250                   --
    Separate Account Charges 2.25% ......................................        25,547         1.369               34,962
    Separate Account Charges 2.35% ......................................            --         1.247                   --
    Separate Account Charges 2.40% ......................................            --         1.247                   --
    Separate Account Charges 2.45% ......................................        13,054         1.363               17,792
    Separate Account Charges 2.50% ......................................            --         1.093                   --
    Separate Account Charges 2.55% ......................................            --         1.092                   --
    Separate Account Charges 2.60% ......................................            --         1.243                   --
    Separate Account Charges 2.65% ......................................            --         1.242                   --

Franklin Templeton Variable Insurance Products Trust
  Franklin Rising Dividends Securities Fund - Class 2 Shares
    Separate Account Charges 1.30% ......................................            --         1.132                   --
    Separate Account Charges 1.40% ......................................            --         1.131                   --
    Separate Account Charges 1.50% ......................................            --         1.130                   --
    Separate Account Charges 1.55% ......................................            --         1.129                   --
    Separate Account Charges 1.60% ......................................            --         1.128                   --
    Separate Account Charges 1.65% ......................................            --         1.128                   --
    Separate Account Charges 1.70% ......................................            --         1.127                   --
    Separate Account Charges 1.75% ......................................            --         1.127                   --
    Separate Account Charges 1.80% ......................................            --         1.126                   --
    Separate Account Charges 1.85% ......................................       283,468         1.125              319,012
    Separate Account Charges 1.90% ......................................            --         1.125                   --
    Separate Account Charges 1.95% ......................................            --         1.124                   --
    Separate Account Charges 2.00% ......................................            --         1.124                   --
    Separate Account Charges 2.05% ......................................       121,341         1.123              136,254
    Separate Account Charges 2.10% ......................................            --         1.122                   --
    Separate Account Charges 2.15% ......................................            --         1.122                   --
    Separate Account Charges 2.20% ......................................            --         1.121                   --
    Separate Account Charges 2.25% ......................................       967,326         1.120            1,083,825
    Separate Account Charges 2.35% ......................................            --         1.119                   --
    Separate Account Charges 2.40% ......................................            --         1.119                   --
    Separate Account Charges 2.45% ......................................       239,289         1.118              267,520
    Separate Account Charges 2.50% ......................................            --         1.072                   --
    Separate Account Charges 2.55% ......................................            --         1.071                   --
    Separate Account Charges 2.60% ......................................            --         1.116                   --
    Separate Account Charges 2.65% ......................................        74,934         1.116               83,589

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Franklin Templeton Variable Insurance Products Trust (continued)
  Franklin Small Cap Fund - Class 2 Shares
    Separate Account Charges 1.30% ......................................       252,130      $  0.879         $    221,570
    Separate Account Charges 1.40% ......................................       488,023         0.874              426,657
    Separate Account Charges 1.50% ......................................       108,496         0.971              105,334
    Separate Account Charges 1.55% ......................................         6,633         0.868                5,754
    Separate Account Charges 1.60% ......................................            --         0.967                   --
    Separate Account Charges 1.65% ......................................         5,064         1.310                6,633
    Separate Account Charges 1.70% ......................................       250,989         1.433              359,602
    Separate Account Charges 1.75% ......................................            --         0.962                   --
    Separate Account Charges 1.80% ......................................       808,014         1.430            1,155,314
    Separate Account Charges 1.85% ......................................       703,458         1.267              891,317
    Separate Account Charges 1.90% ......................................       339,336         1.427              484,199
    Separate Account Charges 1.95% ......................................            --         1.425                   --
    Separate Account Charges 2.00% ......................................            --         1.424                   --
    Separate Account Charges 2.05% ......................................         7,904         1.259                9,949
    Separate Account Charges 2.10% ......................................        20,936         1.302               27,250
    Separate Account Charges 2.15% ......................................            --         1.420                   --
    Separate Account Charges 2.20% ......................................            --         1.300                   --
    Separate Account Charges 2.25% ......................................     1,111,279         1.417            1,574,389
    Separate Account Charges 2.35% ......................................         7,965         1.297               10,331
    Separate Account Charges 2.40% ......................................         8,333         1.296               10,801
    Separate Account Charges 2.45% ......................................        76,355         1.411              107,734
    Separate Account Charges 2.50% ......................................            --         1.084                   --
    Separate Account Charges 2.55% ......................................         9,872         1.084               10,700
    Separate Account Charges 2.60% ......................................        15,699         1.293               20,292
    Separate Account Charges 2.65% ......................................        36,614         1.292               47,293
  Mutual Shares Securities Fund - Class 2 Shares
    Separate Account Charges 1.30% ......................................       334,972         1.161              388,924
    Separate Account Charges 1.40% ......................................       411,617         1.158              476,627
    Separate Account Charges 1.50% ......................................       152,523         1.155              176,144
    Separate Account Charges 1.55% ......................................        63,631         1.153               73,387
    Separate Account Charges 1.60% ......................................            --         1.152                   --
    Separate Account Charges 1.65% ......................................            --         1.240                   --
    Separate Account Charges 1.70% ......................................       169,564         1.355              229,733
    Separate Account Charges 1.75% ......................................        60,112         1.147               68,959
    Separate Account Charges 1.80% ......................................       790,025         1.352            1,068,193
    Separate Account Charges 1.85% ......................................       911,366         1.144            1,042,738
    Separate Account Charges 1.90% ......................................       435,423         1.349              587,534
    Separate Account Charges 1.95% ......................................            --         1.348                   --
    Separate Account Charges 2.00% ......................................        10,810         1.347               14,557
    Separate Account Charges 2.05% ......................................        62,851         1.138               71,528
    Separate Account Charges 2.10% ......................................        32,618         1.232               40,193
    Separate Account Charges 2.15% ......................................       164,481         1.342              220,809
    Separate Account Charges 2.20% ......................................            --         1.230                   --
    Separate Account Charges 2.25% ......................................     2,095,459         1.340            2,807,342
    Separate Account Charges 2.35% ......................................         8,874         1.228               10,897
    Separate Account Charges 2.40% ......................................            --         1.227                   --
    Separate Account Charges 2.45% ......................................        66,367         1.334               88,553
    Separate Account Charges 2.50% ......................................            --         1.099                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Franklin Templeton Variable Insurance Products Trust (continued)
  Mutual Shares Securities Fund - Class 2 Shares (continued)
    Separate Account Charges 2.55% ......................................            --      $  1.099         $         --
    Separate Account Charges 2.60% ......................................            --         1.224                   --
    Separate Account Charges 2.65% ......................................         1,080         1.223                1,321
  Templeton Developing Markets Securities Fund - Class 2 Shares
    Separate Account Charges 1.30% ......................................        10,263         1.784               18,306
    Separate Account Charges 1.40% ......................................        34,731         1.781               61,844
    Separate Account Charges 1.50% ......................................        34,186         1.778               60,772
    Separate Account Charges 1.55% ......................................         2,082         1.776                3,699
    Separate Account Charges 1.60% ......................................            --         1.775                   --
    Separate Account Charges 1.65% ......................................            --         1.552                   --
    Separate Account Charges 1.70% ......................................        10,971         1.772               19,438
    Separate Account Charges 1.75% ......................................        12,110         1.770               21,439
    Separate Account Charges 1.80% ......................................       330,772         1.769              585,075
    Separate Account Charges 1.85% ......................................        74,045         1.767              130,862
    Separate Account Charges 1.90% ......................................       411,039         1.766              725,845
    Separate Account Charges 1.95% ......................................            --         1.764                   --
    Separate Account Charges 2.00% ......................................         1,778         1.763                3,135
    Separate Account Charges 2.05% ......................................        27,878         1.761               49,106
    Separate Account Charges 2.10% ......................................            --         1.542                   --
    Separate Account Charges 2.15% ......................................       141,585         1.759              248,983
    Separate Account Charges 2.20% ......................................            --         1.540                   --
    Separate Account Charges 2.25% ......................................       466,251         1.756              818,554
    Separate Account Charges 2.35% ......................................            --         1.537                   --
    Separate Account Charges 2.40% ......................................            --         1.536                   --
    Separate Account Charges 2.45% ......................................        48,873         1.750               85,516
    Separate Account Charges 2.50% ......................................            --         1.260                   --
    Separate Account Charges 2.55% ......................................            --         1.260                   --
    Separate Account Charges 2.60% ......................................            --         1.531                   --
    Separate Account Charges 2.65% ......................................            --         1.530                   --
  Templeton Foreign Securities Fund - Class 2 Shares
    Separate Account Charges 1.30% ......................................       376,754         1.093              411,971
    Separate Account Charges 1.40% ......................................       725,699         1.088              789,417
    Separate Account Charges 1.50% ......................................       206,196         1.092              225,147
    Separate Account Charges 1.55% ......................................         7,538         1.079                8,137
    Separate Account Charges 1.60% ......................................        22,614         1.088               24,605
    Separate Account Charges 1.65% ......................................         4,847         1.373                6,654
    Separate Account Charges 1.70% ......................................       410,113         1.498              614,314
    Separate Account Charges 1.75% ......................................            --         1.082                   --
    Separate Account Charges 1.80% ......................................     1,314,117         1.495            1,964,420
    Separate Account Charges 1.85% ......................................       672,403         1.369              920,817
    Separate Account Charges 1.90% ......................................       926,948         1.492            1,382,827
    Separate Account Charges 1.95% ......................................            --         1.490                   --
    Separate Account Charges 2.00% ......................................        29,054         1.489               43,255
    Separate Account Charges 2.05% ......................................        66,369         1.361               90,297
    Separate Account Charges 2.10% ......................................        10,115         1.364               13,798
    Separate Account Charges 2.15% ......................................        93,506         1.484              138,786

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Franklin Templeton Variable Insurance Products Trust (continued)
  Templeton Foreign Securities Fund - Class 2 Shares (continued)
    Separate Account Charges 2.20% ......................................            --      $  1.362         $         --
    Separate Account Charges 2.25% ......................................     2,330,211         1.481            3,451,533
    Separate Account Charges 2.35% ......................................            --         1.359                   --
    Separate Account Charges 2.40% ......................................        31,246         1.359               42,449
    Separate Account Charges 2.45% ......................................       261,521         1.475              385,793
    Separate Account Charges 2.50% ......................................         6,678         1.155                7,714
    Separate Account Charges 2.55% ......................................            --         1.155                   --
    Separate Account Charges 2.60% ......................................        12,876         1.355               17,443
    Separate Account Charges 2.65% ......................................        39,024         1.354               52,832
  Templeton Growth Securities Fund - Class 2 Shares
    Separate Account Charges 1.30% ......................................            --         1.183                   --
    Separate Account Charges 1.40% ......................................        70,754         1.180               83,512
    Separate Account Charges 1.50% ......................................        83,145         1.177               97,879
    Separate Account Charges 1.55% ......................................            --         1.176                   --
    Separate Account Charges 1.60% ......................................            --         1.174                   --
    Separate Account Charges 1.65% ......................................            --         1.327                   --
    Separate Account Charges 1.70% ......................................        13,744         1.447               19,892
    Separate Account Charges 1.75% ......................................        71,930         1.169               84,111
    Separate Account Charges 1.80% ......................................       131,294         1.444              189,640
    Separate Account Charges 1.85% ......................................       204,395         1.166              238,370
    Separate Account Charges 1.90% ......................................        96,370         1.441              138,910
    Separate Account Charges 1.95% ......................................            --         1.440                   --
    Separate Account Charges 2.00% ......................................         1,328         1.438                1,911
    Separate Account Charges 2.05% ......................................         1,140         1.160                1,322
    Separate Account Charges 2.10% ......................................            --         1.319                   --
    Separate Account Charges 2.15% ......................................       331,135         1.434              474,881
    Separate Account Charges 2.20% ......................................            --         1.317                   --
    Separate Account Charges 2.25% ......................................       594,562         1.431              850,934
    Separate Account Charges 2.35% ......................................        13,918         1.315               18,296
    Separate Account Charges 2.40% ......................................            --         1.314                   --
    Separate Account Charges 2.45% ......................................        18,185         1.425               25,920
    Separate Account Charges 2.50% ......................................            --         1.119                   --
    Separate Account Charges 2.55% ......................................            --         1.118                   --
    Separate Account Charges 2.60% ......................................            --         1.310                   --
    Separate Account Charges 2.65% ......................................         1,018         1.309                1,333

Greenwich Street Series Fund
  Appreciation Portfolio
    Separate Account Charges 1.30% ......................................       838,578         1.046              876,933
    Separate Account Charges 1.40% ......................................     1,924,055         1.040            2,001,752
    Separate Account Charges 1.50% ......................................       360,370         1.003              361,449
    Separate Account Charges 1.55% ......................................        17,692         1.032               18,265
    Separate Account Charges 1.60% ......................................            --         0.999                   --
    Separate Account Charges 1.65% ......................................        47,733         1.200               57,277
    Separate Account Charges 1.70% ......................................       916,257         1.280            1,172,535
    Separate Account Charges 1.75% ......................................            --         0.994                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Greenwich Street Series Fund (continued)
  Appreciation Portfolio (continued)
    Separate Account Charges 1.80% ......................................     2,460,562      $  1.277          $ 3,142,365
    Separate Account Charges 1.85% ......................................     2,527,277         1.202            3,037,755
    Separate Account Charges 1.90% ......................................     1,164,526         1.274            1,484,173
    Separate Account Charges 1.95% ......................................            --         1.273                   --
    Separate Account Charges 2.00% ......................................        21,342         1.272               27,145
    Separate Account Charges 2.05% ......................................        96,922         1.194              115,740
    Separate Account Charges 2.10% ......................................            --         1.192                   --
    Separate Account Charges 2.15% ......................................            --         1.268                   --
    Separate Account Charges 2.20% ......................................        44,636         1.191               53,152
    Separate Account Charges 2.25% ......................................     4,141,172         1.265            5,240,289
    Separate Account Charges 2.35% ......................................        76,543         1.188               90,960
    Separate Account Charges 2.40% ......................................            --         1.188                   --
    Separate Account Charges 2.45% ......................................       169,184         1.260              213,218
    Separate Account Charges 2.50% ......................................            --         1.056                   --
    Separate Account Charges 2.55% ......................................        33,887         1.055               35,766
    Separate Account Charges 2.60% ......................................            --         1.184                   --
    Separate Account Charges 2.65% ......................................            --         1.183                   --
  Diversified Strategic Income Portfolio
    Separate Account Charges 1.30% ......................................       656,373         1.242              814,986
    Separate Account Charges 1.40% ......................................     1,037,004         1.235            1,280,993
    Separate Account Charges 1.50% ......................................       153,517         1.191              182,861
    Separate Account Charges 1.55% ......................................            --         1.226                   --
    Separate Account Charges 1.60% ......................................            --         1.187                   --
    Separate Account Charges 1.65% ......................................         3,063         1.112                3,406
    Separate Account Charges 1.70% ......................................       463,361         1.165              539,699
    Separate Account Charges 1.75% ......................................            --         1.181                   --
    Separate Account Charges 1.80% ......................................     2,453,519         1.162            2,851,905
    Separate Account Charges 1.85% ......................................     1,620,779         1.197            1,939,724
    Separate Account Charges 1.90% ......................................     1,054,803         1.160            1,223,580
    Separate Account Charges 1.95% ......................................            --         1.159                   --
    Separate Account Charges 2.00% ......................................         2,319         1.158                2,684
    Separate Account Charges 2.05% ......................................        41,948         1.189               49,876
    Separate Account Charges 2.10% ......................................        45,255         1.105               50,012
    Separate Account Charges 2.15% ......................................            --         1.154                   --
    Separate Account Charges 2.20% ......................................            --         1.104                   --
    Separate Account Charges 2.25% ......................................     2,920,201         1.152            3,363,237
    Separate Account Charges 2.35% ......................................        19,932         1.101               21,950
    Separate Account Charges 2.40% ......................................            --         1.100                   --
    Separate Account Charges 2.45% ......................................        21,561         1.147               24,732
    Separate Account Charges 2.50% ......................................            --         1.069                   --
    Separate Account Charges 2.55% ......................................            --         1.069                   --
    Separate Account Charges 2.60% ......................................            --         1.097                   --
    Separate Account Charges 2.65% ......................................            --         1.097                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Greenwich Street Series Fund (continued)
  Equity Index Portfolio - Class II Shares
    Separate Account Charges 1.30% ......................................       188,261      $  0.869         $    163,510
    Separate Account Charges 1.40% ......................................       504,425         0.864              435,863
    Separate Account Charges 1.50% ......................................        56,171         0.954               53,583
    Separate Account Charges 1.55% ......................................         3,911         0.857                3,354
    Separate Account Charges 1.60% ......................................            --         0.951                   --
    Separate Account Charges 1.65% ......................................            --         1.227                   --
    Separate Account Charges 1.70% ......................................       429,756         1.316              565,661
    Separate Account Charges 1.75% ......................................       169,018         0.946              159,807
    Separate Account Charges 1.80% ......................................     1,278,376         1.314            1,679,222
    Separate Account Charges 1.85% ......................................     1,576,990         1.180            1,861,300
    Separate Account Charges 1.90% ......................................       445,730         1.311              584,295
    Separate Account Charges 1.95% ......................................            --         1.310                   --
    Separate Account Charges 2.00% ......................................         3,152         1.308                4,123
    Separate Account Charges 2.05% ......................................        24,381         1.173               28,588
    Separate Account Charges 2.10% ......................................        54,008         1.219               65,857
    Separate Account Charges 2.15% ......................................       393,773         1.304              513,562
    Separate Account Charges 2.20% ......................................            --         1.218                   --
    Separate Account Charges 2.25% ......................................     2,252,138         1.302            2,931,289
    Separate Account Charges 2.35% ......................................        76,132         1.215               92,515
    Separate Account Charges 2.40% ......................................        39,382         1.214               47,824
    Separate Account Charges 2.45% ......................................        56,683         1.296               73,477
    Separate Account Charges 2.50% ......................................            --         1.069                   --
    Separate Account Charges 2.55% ......................................            --         1.069                   --
    Separate Account Charges 2.60% ......................................         8,417         1.211               10,193
    Separate Account Charges 2.65% ......................................            --         1.210                   --
  Fundamental Value Portfolio
    Separate Account Charges 1.30% ......................................     1,097,780         1.310            1,437,810
    Separate Account Charges 1.40% ......................................     1,896,436         1.303            2,471,264
    Separate Account Charges 1.50% ......................................       815,357         1.034              843,321
    Separate Account Charges 1.55% ......................................        66,822         1.293               86,418
    Separate Account Charges 1.60% ......................................            --         1.031                   --
    Separate Account Charges 1.65% ......................................        24,946         1.246               31,083
    Separate Account Charges 1.70% ......................................       762,092         1.401            1,067,393
    Separate Account Charges 1.75% ......................................            --         1.025                   --
    Separate Account Charges 1.80% ......................................     4,442,339         1.398            6,209,349
    Separate Account Charges 1.85% ......................................     2,104,693         1.310            2,756,961
    Separate Account Charges 1.90% ......................................     3,058,014         1.395            4,265,706
    Separate Account Charges 1.95% ......................................            --         1.394                   --
    Separate Account Charges 2.00% ......................................        15,869         1.392               22,090
    Separate Account Charges 2.05% ......................................        78,557         1.301              102,233
    Separate Account Charges 2.10% ......................................            --         1.238                   --
    Separate Account Charges 2.15% ......................................            --         1.388                   --
    Separate Account Charges 2.20% ......................................        24,257         1.237               29,994
    Separate Account Charges 2.25% ......................................     8,216,033         1.385           11,379,328
    Separate Account Charges 2.35% ......................................        44,212         1.234               54,556
    Separate Account Charges 2.40% ......................................        24,497         1.233               30,208
    Separate Account Charges 2.45% ......................................       246,905         1.379              340,568
    Separate Account Charges 2.50% ......................................            --         1.057                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Greenwich Street Series Fund (continued)
  Fundamental Value Portfolio (continued)
    Separate Account Charges 2.55% ......................................            --      $  1.057         $         --
    Separate Account Charges 2.60% ......................................        33,733         1.230               41,481
    Separate Account Charges 2.65% ......................................            --         1.229                   --
  Salomon Brothers Variable Aggressive Growth Fund - Class I Shares
    Separate Account Charges 1.30% ......................................            --         1.129                   --
    Separate Account Charges 1.40% ......................................            --         1.126                   --
    Separate Account Charges 1.50% ......................................            --         1.123                   --
    Separate Account Charges 1.55% ......................................            --         1.122                   --
    Separate Account Charges 1.60% ......................................            --         1.120                   --
    Separate Account Charges 1.65% ......................................            --         1.231                   --
    Separate Account Charges 1.70% ......................................            --         1.403                   --
    Separate Account Charges 1.75% ......................................        79,033         1.116               88,174
    Separate Account Charges 1.80% ......................................            --         1.400                   --
    Separate Account Charges 1.85% ......................................        12,359         1.113               13,752
    Separate Account Charges 1.90% ......................................            --         1.397                   --
    Separate Account Charges 1.95% ......................................            --         1.396                   --
    Separate Account Charges 2.00% ......................................            --         1.394                   --
    Separate Account Charges 2.05% ......................................            --         1.107                   --
    Separate Account Charges 2.10% ......................................            --         1.223                   --
    Separate Account Charges 2.15% ......................................       170,170         1.390              236,520
    Separate Account Charges 2.20% ......................................            --         1.221                   --
    Separate Account Charges 2.25% ......................................       304,200         1.387              421,948
    Separate Account Charges 2.35% ......................................         1,649         1.219                2,010
    Separate Account Charges 2.40% ......................................            --         1.218                   --
    Separate Account Charges 2.45% ......................................            --         1.381                   --
    Separate Account Charges 2.50% ......................................            --         1.053                   --
    Separate Account Charges 2.55% ......................................            --         1.053                   --
    Separate Account Charges 2.60% ......................................            --         1.215                   --
    Separate Account Charges 2.65% ......................................            --         1.214                   --
  Salomon Brothers Variable Aggressive Growth Fund - Class II Shares
    Separate Account Charges 1.30% ......................................            --         1.135                   --
    Separate Account Charges 1.40% ......................................            --         1.134                   --
    Separate Account Charges 1.50% ......................................            --         1.133                   --
    Separate Account Charges 1.55% ......................................            --         1.132                   --
    Separate Account Charges 1.60% ......................................            --         1.131                   --
    Separate Account Charges 1.65% ......................................            --         1.131                   --
    Separate Account Charges 1.70% ......................................            --         1.130                   --
    Separate Account Charges 1.75% ......................................            --         1.130                   --
    Separate Account Charges 1.80% ......................................            --         1.129                   --
    Separate Account Charges 1.85% ......................................       232,002         1.128              261,776
    Separate Account Charges 1.90% ......................................            --         1.128                   --
    Separate Account Charges 1.95% ......................................            --         1.127                   --
    Separate Account Charges 2.00% ......................................            --         1.126                   --
    Separate Account Charges 2.05% ......................................        39,542         1.126               44,518
    Separate Account Charges 2.10% ......................................            --         1.125                   --
    Separate Account Charges 2.15% ......................................            --         1.125                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Greenwich Street Series Fund (continued)
  Salomon Brothers Variable Aggressive Growth Fund - Class II Shares (continued)
    Separate Account Charges 2.20% ......................................            --      $  1.124         $         --
    Separate Account Charges 2.25% ......................................       520,721         1.123              584,970
    Separate Account Charges 2.35% ......................................            --         1.122                   --
    Separate Account Charges 2.40% ......................................            --         1.122                   --
    Separate Account Charges 2.45% ......................................       182,258         1.121              204,296
    Separate Account Charges 2.50% ......................................            --         1.052                   --
    Separate Account Charges 2.55% ......................................            --         1.052                   --
    Separate Account Charges 2.60% ......................................            --         1.119                   --
    Separate Account Charges 2.65% ......................................        34,041         1.118               38,073
  Salomon Brothers Variable Growth & Income Fund - Class I Shares
    Separate Account Charges 1.30% ......................................            --         1.101                   --
    Separate Account Charges 1.40% ......................................            --         1.098                   --
    Separate Account Charges 1.50% ......................................            --         1.095                   --
    Separate Account Charges 1.55% ......................................            --         1.093                   --
    Separate Account Charges 1.60% ......................................            --         1.092                   --
    Separate Account Charges 1.65% ......................................            --         1.201                   --
    Separate Account Charges 1.70% ......................................            --         1.319                   --
    Separate Account Charges 1.75% ......................................         6,486         1.087                7,053
    Separate Account Charges 1.80% ......................................            --         1.316                   --
    Separate Account Charges 1.85% ......................................       115,405         1.085              125,167
    Separate Account Charges 1.90% ......................................            --         1.314                   --
    Separate Account Charges 1.95% ......................................            --         1.312                   --
    Separate Account Charges 2.00% ......................................            --         1.311                   --
    Separate Account Charges 2.05% ......................................            --         1.079                   --
    Separate Account Charges 2.10% ......................................            --         1.194                   --
    Separate Account Charges 2.15% ......................................         4,238         1.307                5,539
    Separate Account Charges 2.20% ......................................            --         1.192                   --
    Separate Account Charges 2.25% ......................................        46,141         1.304               60,185
    Separate Account Charges 2.35% ......................................            --         1.190                   --
    Separate Account Charges 2.40% ......................................            --         1.189                   --
    Separate Account Charges 2.45% ......................................            --         1.299                   --
    Separate Account Charges 2.50% ......................................            --         1.064                   --
    Separate Account Charges 2.55% ......................................            --         1.064                   --
    Separate Account Charges 2.60% ......................................            --         1.186                   --
    Separate Account Charges 2.65% ......................................            --         1.185                   --

Janus Aspen Series
  Balanced Portfolio - Service Shares
    Separate Account Charges 1.30% ......................................            --         1.099                   --
    Separate Account Charges 1.40% ......................................            --         1.096                   --
    Separate Account Charges 1.50% ......................................            --         1.093                   --
    Separate Account Charges 1.55% ......................................            --         1.091                   --
    Separate Account Charges 1.60% ......................................            --         1.090                   --
    Separate Account Charges 1.65% ......................................            --         1.149                   --
    Separate Account Charges 1.70% ......................................            --         1.184                   --
    Separate Account Charges 1.75% ......................................            --         1.085                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Janus Aspen Series (continued)
  Balanced Portfolio - Service Shares (continued)
    Separate Account Charges 1.80% ......................................            --     $   1.181         $         --
    Separate Account Charges 1.85% ......................................     1,043,236         1.082            1,129,153
    Separate Account Charges 1.90% ......................................            --         1.179                   --
    Separate Account Charges 1.95% ......................................            --         1.178                   --
    Separate Account Charges 2.00% ......................................            --         1.176                   --
    Separate Account Charges 2.05% ......................................            --         1.076                   --
    Separate Account Charges 2.10% ......................................            --         1.142                   --
    Separate Account Charges 2.15% ......................................         2,441         1.173                2,863
    Separate Account Charges 2.20% ......................................            --         1.140                   --
    Separate Account Charges 2.25% ......................................       131,284         1.170              153,653
    Separate Account Charges 2.35% ......................................            --         1.138                   --
    Separate Account Charges 2.40% ......................................            --         1.137                   --
    Separate Account Charges 2.45% ......................................            --         1.166                   --
    Separate Account Charges 2.50% ......................................            --         1.067                   --
    Separate Account Charges 2.55% ......................................            --         1.067                   --
    Separate Account Charges 2.60% ......................................            --         1.134                   --
    Separate Account Charges 2.65% ......................................            --         1.133                   --
  Global Life Sciences Portfolio - Service Shares
    Separate Account Charges 1.30% ......................................            --         1.036                   --
    Separate Account Charges 1.40% ......................................            --         1.033                   --
    Separate Account Charges 1.50% ......................................            --         1.030                   --
    Separate Account Charges 1.55% ......................................            --         1.029                   --
    Separate Account Charges 1.60% ......................................            --         1.027                   --
    Separate Account Charges 1.65% ......................................            --         1.257                   --
    Separate Account Charges 1.70% ......................................            --         1.377                   --
    Separate Account Charges 1.75% ......................................            --         1.023                   --
    Separate Account Charges 1.80% ......................................            --         1.374                   --
    Separate Account Charges 1.85% ......................................        12,839         1.020               13,097
    Separate Account Charges 1.90% ......................................            --         1.372                   --
    Separate Account Charges 1.95% ......................................            --         1.370                   --
    Separate Account Charges 2.00% ......................................            --         1.369                   --
    Separate Account Charges 2.05% ......................................            --         1.015                   --
    Separate Account Charges 2.10% ......................................            --         1.249                   --
    Separate Account Charges 2.15% ......................................            --         1.365                   --
    Separate Account Charges 2.20% ......................................            --         1.247                   --
    Separate Account Charges 2.25% ......................................            --         1.362                   --
    Separate Account Charges 2.35% ......................................            --         1.245                   --
    Separate Account Charges 2.40% ......................................            --         1.244                   --
    Separate Account Charges 2.45% ......................................            --         1.356                   --
    Separate Account Charges 2.50% ......................................            --         1.038                   --
    Separate Account Charges 2.55% ......................................            --         1.038                   --
    Separate Account Charges 2.60% ......................................            --         1.240                   --
    Separate Account Charges 2.65% ......................................            --         1.240                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Janus Aspen Series (continued)
  Global Technology Portfolio - Service Shares
    Separate Account Charges 1.30% ......................................            --      $  0.899         $         --
    Separate Account Charges 1.40% ......................................            --         0.896                   --
    Separate Account Charges 1.50% ......................................            --         0.894                   --
    Separate Account Charges 1.55% ......................................            --         0.893                   --
    Separate Account Charges 1.60% ......................................            --         0.891                   --
    Separate Account Charges 1.65% ......................................            --         1.188                   --
    Separate Account Charges 1.70% ......................................            --         1.345                   --
    Separate Account Charges 1.75% ......................................            --         0.888                   --
    Separate Account Charges 1.80% ......................................            --         1.342                   --
    Separate Account Charges 1.85% ......................................        26,301         0.885               23,284
    Separate Account Charges 1.90% ......................................            --         1.339                   --
    Separate Account Charges 1.95% ......................................            --         1.338                   --
    Separate Account Charges 2.00% ......................................            --         1.337                   --
    Separate Account Charges 2.05% ......................................            --         0.880                   --
    Separate Account Charges 2.10% ......................................            --         1.181                   --
    Separate Account Charges 2.15% ......................................        42,662         1.332               56,847
    Separate Account Charges 2.20% ......................................            --         1.179                   --
    Separate Account Charges 2.25% ......................................        13,988         1.330               18,601
    Separate Account Charges 2.35% ......................................            --         1.177                   --
    Separate Account Charges 2.40% ......................................            --         1.176                   --
    Separate Account Charges 2.45% ......................................            --         1.324                   --
    Separate Account Charges 2.50% ......................................            --         1.052                   --
    Separate Account Charges 2.55% ......................................            --         1.051                   --
    Separate Account Charges 2.60% ......................................            --         1.173                   --
    Separate Account Charges 2.65% ......................................            --         1.172                   --
  Mid Cap Growth Portfolio - Service Shares
    Separate Account Charges 1.30% ......................................       190,981         0.451               86,179
    Separate Account Charges 1.40% ......................................       568,049         0.449              255,135
    Separate Account Charges 1.50% ......................................         6,396         0.877                5,608
    Separate Account Charges 1.55% ......................................         4,174         0.446                1,862
    Separate Account Charges 1.60% ......................................            --         0.874                   --
    Separate Account Charges 1.65% ......................................            --         1.355                   --
    Separate Account Charges 1.70% ......................................        29,032         1.543               44,787
    Separate Account Charges 1.75% ......................................            --         0.869                   --
    Separate Account Charges 1.80% ......................................       114,949         1.540              176,968
    Separate Account Charges 1.85% ......................................       131,294         1.279              167,890
    Separate Account Charges 1.90% ......................................       160,198         1.536              246,129
    Separate Account Charges 1.95% ......................................            --         1.535                   --
    Separate Account Charges 2.00% ......................................            --         1.533                   --
    Separate Account Charges 2.05% ......................................            --         1.270                   --
    Separate Account Charges 2.10% ......................................            --         1.347                   --
    Separate Account Charges 2.15% ......................................            --         1.529                   --
    Separate Account Charges 2.20% ......................................            --         1.345                   --
    Separate Account Charges 2.25% ......................................        17,001         1.525               25,934
    Separate Account Charges 2.35% ......................................            --         1.342                   --
    Separate Account Charges 2.40% ......................................            --         1.341                   --
    Separate Account Charges 2.45% ......................................         5,260         1.519                7,991
    Separate Account Charges 2.50% ......................................            --         1.129                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Janus Aspen Series (continued)
  Mid Cap Growth Portfolio - Service Shares (continued)
    Separate Account Charges 2.55% ......................................            --      $  1.129         $         --
    Separate Account Charges 2.60% ......................................         5,758         1.337                7,701
    Separate Account Charges 2.65% ......................................            --         1.337                   --
  Worldwide Growth Portfolio - Service Shares
    Separate Account Charges 1.30% ......................................            --         0.935                   --
    Separate Account Charges 1.40% ......................................            --         0.933                   --
    Separate Account Charges 1.50% ......................................            --         0.930                   --
    Separate Account Charges 1.55% ......................................            --         0.929                   --
    Separate Account Charges 1.60% ......................................            --         0.927                   --
    Separate Account Charges 1.65% ......................................            --         1.176                   --
    Separate Account Charges 1.70% ......................................            --         1.225                   --
    Separate Account Charges 1.75% ......................................        26,988         0.924               24,926
    Separate Account Charges 1.80% ......................................            --         1.222                   --
    Separate Account Charges 1.85% ......................................        33,578         0.921               30,927
    Separate Account Charges 1.90% ......................................            --         1.220                   --
    Separate Account Charges 1.95% ......................................            --         1.218                   --
    Separate Account Charges 2.00% ......................................            --         1.217                   --
    Separate Account Charges 2.05% ......................................            --         0.916                   --
    Separate Account Charges 2.10% ......................................            --         1.168                   --
    Separate Account Charges 2.15% ......................................            --         1.213                   --
    Separate Account Charges 2.20% ......................................            --         1.167                   --
    Separate Account Charges 2.25% ......................................         8,044         1.211                9,741
    Separate Account Charges 2.35% ......................................            --         1.164                   --
    Separate Account Charges 2.40% ......................................            --         1.163                   --
    Separate Account Charges 2.45% ......................................            --         1.206                   --
    Separate Account Charges 2.50% ......................................            --         1.086                   --
    Separate Account Charges 2.55% ......................................            --         1.086                   --
    Separate Account Charges 2.60% ......................................            --         1.160                   --
    Separate Account Charges 2.65% ......................................            --         1.159                   --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Portfolio
    Separate Account Charges 1.30% ......................................         7,078         1.516               10,730
    Separate Account Charges 1.40% ......................................        84,632         1.513              128,082
    Separate Account Charges 1.50% ......................................        42,908         1.511               64,829
    Separate Account Charges 1.55% ......................................            --         1.510                   --
    Separate Account Charges 1.60% ......................................            --         1.508                   --
    Separate Account Charges 1.65% ......................................            --         1.328                   --
    Separate Account Charges 1.70% ......................................            --         1.506                   --
    Separate Account Charges 1.75% ......................................        32,700         1.505               49,200
    Separate Account Charges 1.80% ......................................       145,543         1.503              218,799
    Separate Account Charges 1.85% ......................................       112,428         1.502              168,876
    Separate Account Charges 1.90% ......................................       609,594         1.501              914,903
    Separate Account Charges 1.95% ......................................            --         1.500                   --
    Separate Account Charges 2.00% ......................................         2,221         1.498                3,328

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Lazard Retirement Series, Inc. (continued)
  Lazard Retirement Small Cap Portfolio (continued)
    Separate Account Charges 2.05% ......................................        11,540      $  1.497         $     17,276
    Separate Account Charges 2.10% ......................................         4,856         1.320                6,408
    Separate Account Charges 2.15% ......................................       113,336         1.495              169,390
    Separate Account Charges 2.20% ......................................            --         1.318                   --
    Separate Account Charges 2.25% ......................................       512,682         1.492              764,973
    Separate Account Charges 2.35% ......................................            --         1.315                   --
    Separate Account Charges 2.40% ......................................            --         1.314                   --
    Separate Account Charges 2.45% ......................................       115,028         1.487              171,061
    Separate Account Charges 2.50% ......................................            --         1.125                   --
    Separate Account Charges 2.55% ......................................            --         1.125                   --
    Separate Account Charges 2.60% ......................................            --         1.310                   --
    Separate Account Charges 2.65% ......................................         5,248         1.310                6,872

Lord Abbett Series Fund, Inc.
  Growth and Income Portfolio
    Separate Account Charges 1.30% ......................................            --         1.385                   --
    Separate Account Charges 1.40% ......................................        89,045         1.382              123,099
    Separate Account Charges 1.50% ......................................       142,571         1.380              196,765
    Separate Account Charges 1.55% ......................................            --         1.379                   --
    Separate Account Charges 1.60% ......................................            --         1.378                   --
    Separate Account Charges 1.65% ......................................            --         1.266                   --
    Separate Account Charges 1.70% ......................................         2,317         1.376                3,187
    Separate Account Charges 1.75% ......................................        31,692         1.374               43,557
    Separate Account Charges 1.80% ......................................       238,090         1.373              326,951
    Separate Account Charges 1.85% ......................................       439,996         1.372              603,708
    Separate Account Charges 1.90% ......................................       265,274         1.371              363,676
    Separate Account Charges 1.95% ......................................            --         1.370                   --
    Separate Account Charges 2.00% ......................................            --         1.369                   --
    Separate Account Charges 2.05% ......................................        69,261         1.368               94,716
    Separate Account Charges 2.10% ......................................            --         1.258                   --
    Separate Account Charges 2.15% ......................................       163,189         1.365              222,794
    Separate Account Charges 2.20% ......................................            --         1.256                   --
    Separate Account Charges 2.25% ......................................     1,226,122         1.363            1,671,172
    Separate Account Charges 2.35% ......................................        23,251         1.253               29,145
    Separate Account Charges 2.40% ......................................        52,007         1.253               65,145
    Separate Account Charges 2.45% ......................................        45,415         1.358               61,694
    Separate Account Charges 2.50% ......................................            --         1.099                   --
    Separate Account Charges 2.55% ......................................            --         1.098                   --
    Separate Account Charges 2.60% ......................................        26,639         1.249               33,277
    Separate Account Charges 2.65% ......................................         3,532         1.248                4,409

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Lord Abbett Series Fund, Inc. (continued)
  Mid-Cap Value Portfolio
    Separate Account Charges 1.30% ......................................         3,301      $  1.543         $      5,094
    Separate Account Charges 1.40% ......................................        90,506         1.541              139,452
    Separate Account Charges 1.50% ......................................        37,271         1.538               57,332
    Separate Account Charges 1.55% ......................................            --         1.537                   --
    Separate Account Charges 1.60% ......................................            --         1.536                   --
    Separate Account Charges 1.65% ......................................            --         1.413                   --
    Separate Account Charges 1.70% ......................................         7,990         1.533               12,250
    Separate Account Charges 1.75% ......................................        49,838         1.532               76,344
    Separate Account Charges 1.80% ......................................       306,285         1.531              468,790
    Separate Account Charges 1.85% ......................................       337,639         1.529              516,355
    Separate Account Charges 1.90% ......................................       332,971         1.528              508,788
    Separate Account Charges 1.95% ......................................            --         1.527                   --
    Separate Account Charges 2.00% ......................................         6,621         1.525               10,100
    Separate Account Charges 2.05% ......................................        66,625         1.524              101,551
    Separate Account Charges 2.10% ......................................        16,199         1.404               22,741
    Separate Account Charges 2.15% ......................................       114,516         1.522              174,256
    Separate Account Charges 2.20% ......................................            --         1.402                   --
    Separate Account Charges 2.25% ......................................     1,430,939         1.519            2,173,795
    Separate Account Charges 2.35% ......................................        29,210         1.399               40,866
    Separate Account Charges 2.40% ......................................        24,317         1.398               33,996
    Separate Account Charges 2.45% ......................................        85,876         1.514              130,023
    Separate Account Charges 2.50% ......................................            --         1.160                   --
    Separate Account Charges 2.55% ......................................            --         1.159                   --
    Separate Account Charges 2.60% ......................................         7,623         1.394               10,628
    Separate Account Charges 2.65% ......................................         5,112         1.393                7,122

Merrill Lynch Variable Series Funds, Inc.
  Merrill Lynch Global Allocation V.I. Fund - Class III
    Separate Account Charges 1.30% ......................................            --         1.211                   --
    Separate Account Charges 1.40% ......................................         2,589         1.210                3,133
    Separate Account Charges 1.50% ......................................            --         1.209                   --
    Separate Account Charges 1.55% ......................................            --         1.208                   --
    Separate Account Charges 1.60% ......................................            --         1.207                   --
    Separate Account Charges 1.65% ......................................            --         1.207                   --
    Separate Account Charges 1.70% ......................................         1,394         1.206                1,680
    Separate Account Charges 1.75% ......................................            --         1.205                   --
    Separate Account Charges 1.80% ......................................        31,763         1.205               38,262
    Separate Account Charges 1.85% ......................................        45,466         1.204               54,738
    Separate Account Charges 1.90% ......................................        18,674         1.203               22,469
    Separate Account Charges 1.95% ......................................            --         1.203                   --
    Separate Account Charges 2.00% ......................................            --         1.202                   --
    Separate Account Charges 2.05% ......................................            --         1.201                   --
    Separate Account Charges 2.10% ......................................            --         1.201                   --
    Separate Account Charges 2.15% ......................................        73,132         1.200               87,752
    Separate Account Charges 2.20% ......................................            --         1.199                   --
    Separate Account Charges 2.25% ......................................       200,346         1.199              240,125
    Separate Account Charges 2.35% ......................................         2,361         1.197                2,826
    Separate Account Charges 2.40% ......................................         3,366         1.197                4,028

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Merrill Lynch Variable Series Funds, Inc. (continued)
  Merrill Lynch Global Allocation V.I. Fund - Class III (continued)
    Separate Account Charges 2.45% ......................................        81,601      $  1.196         $     97,584
    Separate Account Charges 2.50% ......................................            --         1.116                   --
    Separate Account Charges 2.55% ......................................            --         1.116                   --
    Separate Account Charges 2.60% ......................................            --         1.194                   --
    Separate Account Charges 2.65% ......................................           915         1.193                1,092
  Merrill Lynch Value Opportunities V.I. Fund - Class III
    Separate Account Charges 1.30% ......................................            --         1.210                   --
    Separate Account Charges 1.40% ......................................       370,878         1.208              448,089
    Separate Account Charges 1.50% ......................................        55,627         1.207               67,132
    Separate Account Charges 1.55% ......................................         7,889         1.206                9,515
    Separate Account Charges 1.60% ......................................            --         1.205                   --
    Separate Account Charges 1.65% ......................................        18,002         1.205               21,689
    Separate Account Charges 1.70% ......................................        32,153         1.204               38,717
    Separate Account Charges 1.75% ......................................            --         1.203                   --
    Separate Account Charges 1.80% ......................................       266,974         1.203              321,108
    Separate Account Charges 1.85% ......................................        73,290         1.202               88,103
    Separate Account Charges 1.90% ......................................       111,046         1.201              133,415
    Separate Account Charges 1.95% ......................................            --         1.201                   --
    Separate Account Charges 2.00% ......................................         9,982         1.200               11,979
    Separate Account Charges 2.05% ......................................         1,538         1.199                1,845
    Separate Account Charges 2.10% ......................................            --         1.199                   --
    Separate Account Charges 2.15% ......................................       139,483         1.198              167,110
    Separate Account Charges 2.20% ......................................        23,905         1.197               28,624
    Separate Account Charges 2.25% ......................................       213,448         1.197              255,440
    Separate Account Charges 2.35% ......................................         4,323         1.195                5,168
    Separate Account Charges 2.40% ......................................            --         1.195                   --
    Separate Account Charges 2.45% ......................................        23,600         1.194               28,180
    Separate Account Charges 2.50% ......................................            --         1.118                   --
    Separate Account Charges 2.55% ......................................            --         1.118                   --
    Separate Account Charges 2.60% ......................................        73,096         1.192               87,133
    Separate Account Charges 2.65% ......................................           931         1.191                1,109

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Fund/VA - Service Shares
    Separate Account Charges 1.30% ......................................            --         1.108                   --
    Separate Account Charges 1.40% ......................................            --         1.107                   --
    Separate Account Charges 1.50% ......................................            --         1.106                   --
    Separate Account Charges 1.55% ......................................            --         1.105                   --
    Separate Account Charges 1.60% ......................................            --         1.104                   --
    Separate Account Charges 1.65% ......................................            --         1.104                   --
    Separate Account Charges 1.70% ......................................            --         1.103                   --
    Separate Account Charges 1.75% ......................................            --         1.103                   --
    Separate Account Charges 1.80% ......................................            --         1.102                   --
    Separate Account Charges 1.85% ......................................       345,115         1.101              380,127
    Separate Account Charges 1.90% ......................................            --         1.101                   --
    Separate Account Charges 1.95% ......................................            --         1.100                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Oppenheimer Variable Account Funds (continued)
  Oppenheimer Capital Appreciation Fund/VA - Service Shares (continued)
    Separate Account Charges 2.00% ......................................            --      $  1.100         $         --
    Separate Account Charges 2.05% ......................................        12,870         1.099               14,145
    Separate Account Charges 2.10% ......................................            --         1.098                   --
    Separate Account Charges 2.15% ......................................            --         1.098                   --
    Separate Account Charges 2.20% ......................................            --         1.097                   --
    Separate Account Charges 2.25% ......................................       295,758         1.097              324,330
    Separate Account Charges 2.35% ......................................            --         1.095                   --
    Separate Account Charges 2.40% ......................................            --         1.095                   --
    Separate Account Charges 2.45% ......................................        36,298         1.094               39,717
    Separate Account Charges 2.50% ......................................            --         1.046                   --
    Separate Account Charges 2.55% ......................................            --         1.046                   --
    Separate Account Charges 2.60% ......................................            --         1.092                   --
    Separate Account Charges 2.65% ......................................        22,202         1.092               24,239
  Oppenheimer Global Securities Fund/VA - Service Shares
    Separate Account Charges 1.30% ......................................            --         1.268                   --
    Separate Account Charges 1.40% ......................................            --         1.267                   --
    Separate Account Charges 1.50% ......................................            --         1.266                   --
    Separate Account Charges 1.55% ......................................            --         1.265                   --
    Separate Account Charges 1.60% ......................................            --         1.264                   --
    Separate Account Charges 1.65% ......................................            --         1.264                   --
    Separate Account Charges 1.70% ......................................            --         1.263                   --
    Separate Account Charges 1.75% ......................................            --         1.262                   --
    Separate Account Charges 1.80% ......................................            --         1.262                   --
    Separate Account Charges 1.85% ......................................       255,643         1.261              322,319
    Separate Account Charges 1.90% ......................................            --         1.260                   --
    Separate Account Charges 1.95% ......................................            --         1.259                   --
    Separate Account Charges 2.00% ......................................            --         1.259                   --
    Separate Account Charges 2.05% ......................................        47,199         1.258               59,379
    Separate Account Charges 2.10% ......................................            --         1.257                   --
    Separate Account Charges 2.15% ......................................            --         1.257                   --
    Separate Account Charges 2.20% ......................................            --         1.256                   --
    Separate Account Charges 2.25% ......................................       398,590         1.255              500,346
    Separate Account Charges 2.35% ......................................            --         1.254                   --
    Separate Account Charges 2.40% ......................................            --         1.253                   --
    Separate Account Charges 2.45% ......................................       100,600         1.253              126,005
    Separate Account Charges 2.50% ......................................            --         1.168                   --
    Separate Account Charges 2.55% ......................................            --         1.168                   --
    Separate Account Charges 2.60% ......................................            --         1.250                   --
    Separate Account Charges 2.65% ......................................        16,085         1.250               20,103

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Oppenheimer Variable Account Funds (continued)
  Oppenheimer Main Street Fund/VA - Service Shares
    Separate Account Charges 1.30% ......................................            --      $  1.075         $         --
    Separate Account Charges 1.40% ......................................            --         1.074                   --
    Separate Account Charges 1.50% ......................................            --         1.073                   --
    Separate Account Charges 1.55% ......................................            --         1.073                   --
    Separate Account Charges 1.60% ......................................            --         1.072                   --
    Separate Account Charges 1.65% ......................................            --         1.072                   --
    Separate Account Charges 1.70% ......................................            --         1.072                   --
    Separate Account Charges 1.75% ......................................         2,000         1.071                2,143
    Separate Account Charges 1.80% ......................................            --         1.071                   --
    Separate Account Charges 1.85% ......................................         4,344         1.071                4,651
    Separate Account Charges 1.90% ......................................            --         1.070                   --
    Separate Account Charges 1.95% ......................................            --         1.070                   --
    Separate Account Charges 2.00% ......................................            --         1.070                   --
    Separate Account Charges 2.05% ......................................            --         1.069                   --
    Separate Account Charges 2.10% ......................................            --         1.069                   --
    Separate Account Charges 2.15% ......................................        61,540         1.068               65,754
    Separate Account Charges 2.20% ......................................            --         1.068                   --
    Separate Account Charges 2.25% ......................................         8,593         1.068                9,175
    Separate Account Charges 2.35% ......................................            --         1.067                   --
    Separate Account Charges 2.40% ......................................            --         1.067                   --
    Separate Account Charges 2.45% ......................................         6,275         1.066                6,692
    Separate Account Charges 2.50% ......................................            --         1.062                   --
    Separate Account Charges 2.55% ......................................            --         1.062                   --
    Separate Account Charges 2.60% ......................................            --         1.065                   --
    Separate Account Charges 2.65% ......................................            --         1.065                   --

PIMCO Variable Insurance Trust
  Real Return Portfolio - Administrative Class
    Separate Account Charges 1.30% ......................................         6,233         1.127                7,027
    Separate Account Charges 1.40% ......................................     1,580,273         1.125            1,778,611
    Separate Account Charges 1.50% ......................................       309,675         1.124              347,958
    Separate Account Charges 1.55% ......................................            --         1.123                   --
    Separate Account Charges 1.60% ......................................            --         1.122                   --
    Separate Account Charges 1.65% ......................................            --         1.122                   --
    Separate Account Charges 1.70% ......................................        64,766         1.120               72,529
    Separate Account Charges 1.75% ......................................       230,481         1.119              257,893
    Separate Account Charges 1.80% ......................................     1,416,064         1.118            1,583,153
    Separate Account Charges 1.85% ......................................       974,468         1.117            1,088,543
    Separate Account Charges 1.90% ......................................     1,088,852         1.116            1,215,294
    Separate Account Charges 1.95% ......................................            --         1.115                   --
    Separate Account Charges 2.00% ......................................        61,268         1.114               68,267
    Separate Account Charges 2.05% ......................................       171,050         1.113              190,436
    Separate Account Charges 2.10% ......................................        10,245         1.115               11,427
    Separate Account Charges 2.15% ......................................       214,161         1.111              238,032
    Separate Account Charges 2.20% ......................................            --         1.114                   --
    Separate Account Charges 2.25% ......................................     2,075,670         1.110            2,303,197
    Separate Account Charges 2.35% ......................................        87,192         1.111               96,910
    Separate Account Charges 2.40% ......................................        91,442         1.111              101,562

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
PIMCO Variable Insurance Trust (continued)
  Real Return Portfolio - Administrative Class (continued)
    Separate Account Charges 2.45% ......................................        76,552      $  1.106         $     84,658
    Separate Account Charges 2.50% ......................................            --         1.067                   --
    Separate Account Charges 2.55% ......................................            --         1.066                   --
    Separate Account Charges 2.60% ......................................            --         1.107                   --
    Separate Account Charges 2.65% ......................................         2,323         1.107                2,572
  Total Return Portfolio - Administrative Class
    Separate Account Charges 1.30% ......................................     1,938,033         1.218            2,360,091
    Separate Account Charges 1.40% ......................................     4,462,676         1.213            5,414,629
    Separate Account Charges 1.50% ......................................       664,766         1.197              795,920
    Separate Account Charges 1.55% ......................................         8,983         1.207               10,840
    Separate Account Charges 1.60% ......................................            --         1.193                   --
    Separate Account Charges 1.65% ......................................         3,258         1.059                3,450
    Separate Account Charges 1.70% ......................................     1,513,961         1.078            1,631,721
    Separate Account Charges 1.75% ......................................        69,698         1.187               82,710
    Separate Account Charges 1.80% ......................................     6,051,110         1.075            6,508,409
    Separate Account Charges 1.85% ......................................    11,093,565         1.140           12,646,889
    Separate Account Charges 1.90% ......................................     3,675,069         1.073            3,944,767
    Separate Account Charges 1.95% ......................................            --         1.072                   --
    Separate Account Charges 2.00% ......................................        31,435         1.071               33,673
    Separate Account Charges 2.05% ......................................       164,259         1.132              186,038
    Separate Account Charges 2.10% ......................................         4,979         1.052                5,240
    Separate Account Charges 2.15% ......................................       714,714         1.068              763,246
    Separate Account Charges 2.20% ......................................         4,240         1.051                4,455
    Separate Account Charges 2.25% ......................................    11,030,522         1.066           11,755,546
    Separate Account Charges 2.35% ......................................        92,831         1.048               97,343
    Separate Account Charges 2.40% ......................................        52,357         1.048               54,864
    Separate Account Charges 2.45% ......................................       341,573         1.061              362,536
    Separate Account Charges 2.50% ......................................            --         1.043                   --
    Separate Account Charges 2.55% ......................................        56,684         1.043               59,137
    Separate Account Charges 2.60% ......................................        39,208         1.045               40,970
    Separate Account Charges 2.65% ......................................         2,447         1.044                2,555

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Portfolio - Class II Shares
    Separate Account Charges 1.30% ......................................            --         1.020                   --
    Separate Account Charges 1.40% ......................................            --         1.019                   --
    Separate Account Charges 1.50% ......................................            --         1.018                   --
    Separate Account Charges 1.55% ......................................            --         1.017                   --
    Separate Account Charges 1.60% ......................................            --         1.017                   --
    Separate Account Charges 1.65% ......................................            --         1.016                   --
    Separate Account Charges 1.70% ......................................            --         1.015                   --
    Separate Account Charges 1.75% ......................................            --         1.015                   --
    Separate Account Charges 1.80% ......................................            --         1.014                   --
    Separate Account Charges 1.85% ......................................       339,787         1.014              344,470
    Separate Account Charges 1.90% ......................................            --         1.013                   --
    Separate Account Charges 1.95% ......................................            --         1.013                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Pioneer Variable Contracts Trust (continued)
  Pioneer America Income VCT Portfolio - Class II Shares (continued)
    Separate Account Charges 2.00% ......................................            --      $  1.012         $         --
    Separate Account Charges 2.05% ......................................        32,300         1.012               32,673
    Separate Account Charges 2.10% ......................................            --         1.011                   --
    Separate Account Charges 2.15% ......................................            --         1.010                   --
    Separate Account Charges 2.20% ......................................            --         1.010                   --
    Separate Account Charges 2.25% ......................................       257,745         1.009              260,146
    Separate Account Charges 2.35% ......................................            --         1.008                   --
    Separate Account Charges 2.40% ......................................            --         1.008                   --
    Separate Account Charges 2.45% ......................................        14,168         1.007               14,268
    Separate Account Charges 2.50% ......................................            --         1.032                   --
    Separate Account Charges 2.55% ......................................            --         1.032                   --
    Separate Account Charges 2.60% ......................................            --         1.005                   --
    Separate Account Charges 2.65% ......................................        35,567         1.005               35,741
  Pioneer Balanced VCT Portfolio - Class II Shares
    Separate Account Charges 1.30% ......................................            --         1.067                   --
    Separate Account Charges 1.40% ......................................            --         1.066                   --
    Separate Account Charges 1.50% ......................................            --         1.065                   --
    Separate Account Charges 1.55% ......................................            --         1.064                   --
    Separate Account Charges 1.60% ......................................            --         1.064                   --
    Separate Account Charges 1.65% ......................................            --         1.063                   --
    Separate Account Charges 1.70% ......................................            --         1.062                   --
    Separate Account Charges 1.75% ......................................            --         1.062                   --
    Separate Account Charges 1.80% ......................................            --         1.061                   --
    Separate Account Charges 1.85% ......................................       126,383         1.061              134,039
    Separate Account Charges 1.90% ......................................            --         1.060                   --
    Separate Account Charges 1.95% ......................................            --         1.059                   --
    Separate Account Charges 2.00% ......................................            --         1.059                   --
    Separate Account Charges 2.05% ......................................            --         1.058                   --
    Separate Account Charges 2.10% ......................................            --         1.058                   --
    Separate Account Charges 2.15% ......................................            --         1.057                   --
    Separate Account Charges 2.20% ......................................            --         1.057                   --
    Separate Account Charges 2.25% ......................................       164,569         1.056              173,772
    Separate Account Charges 2.35% ......................................            --         1.055                   --
    Separate Account Charges 2.40% ......................................            --         1.054                   --
    Separate Account Charges 2.45% ......................................        10,823         1.054               11,404
    Separate Account Charges 2.50% ......................................            --         1.025                   --
    Separate Account Charges 2.55% ......................................            --         1.025                   --
    Separate Account Charges 2.60% ......................................            --         1.052                   --
    Separate Account Charges 2.65% ......................................            --         1.051                   --
  Pioneer Emerging Markets VCT Portfolio - Class II Shares
    Separate Account Charges 1.30% ......................................            --         1.319                   --
    Separate Account Charges 1.40% ......................................            --         1.317                   --
    Separate Account Charges 1.50% ......................................            --         1.316                   --
    Separate Account Charges 1.55% ......................................            --         1.315                   --
    Separate Account Charges 1.60% ......................................            --         1.314                   --
    Separate Account Charges 1.65% ......................................            --         1.314                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Pioneer Variable Contracts Trust (continued)
  Pioneer Emerging Markets VCT Portfolio - Class II Shares (continued)
    Separate Account Charges 1.70% ......................................            --      $  1.313         $         --
    Separate Account Charges 1.75% ......................................            --         1.312                   --
    Separate Account Charges 1.80% ......................................            --         1.312                   --
    Separate Account Charges 1.85% ......................................         5,170         1.311                6,777
    Separate Account Charges 1.90% ......................................            --         1.310                   --
    Separate Account Charges 1.95% ......................................            --         1.309                   --
    Separate Account Charges 2.00% ......................................            --         1.309                   --
    Separate Account Charges 2.05% ......................................         3,194         1.308                4,178
    Separate Account Charges 2.10% ......................................            --         1.307                   --
    Separate Account Charges 2.15% ......................................            --         1.307                   --
    Separate Account Charges 2.20% ......................................            --         1.306                   --
    Separate Account Charges 2.25% ......................................       138,135         1.305              180,276
    Separate Account Charges 2.35% ......................................           492         1.304                  641
    Separate Account Charges 2.40% ......................................            --         1.303                   --
    Separate Account Charges 2.45% ......................................        11,318         1.302               14,738
    Separate Account Charges 2.50% ......................................            --         1.294                   --
    Separate Account Charges 2.55% ......................................            --         1.294                   --
    Separate Account Charges 2.60% ......................................            --         1.300                   --
    Separate Account Charges 2.65% ......................................        39,586         1.299               51,435
  Pioneer Equity Income VCT Portfolio - Class II Shares
    Separate Account Charges 1.30% ......................................            --         1.219                   --
    Separate Account Charges 1.40% ......................................            --         1.218                   --
    Separate Account Charges 1.50% ......................................            --         1.217                   --
    Separate Account Charges 1.55% ......................................            --         1.216                   --
    Separate Account Charges 1.60% ......................................            --         1.215                   --
    Separate Account Charges 1.65% ......................................            --         1.215                   --
    Separate Account Charges 1.70% ......................................            --         1.214                   --
    Separate Account Charges 1.75% ......................................            --         1.213                   --
    Separate Account Charges 1.80% ......................................            --         1.213                   --
    Separate Account Charges 1.85% ......................................       213,388         1.212              258,591
    Separate Account Charges 1.90% ......................................            --         1.211                   --
    Separate Account Charges 1.95% ......................................            --         1.211                   --
    Separate Account Charges 2.00% ......................................            --         1.210                   --
    Separate Account Charges 2.05% ......................................        33,109         1.209               40,034
    Separate Account Charges 2.10% ......................................            --         1.208                   --
    Separate Account Charges 2.15% ......................................            --         1.208                   --
    Separate Account Charges 2.20% ......................................            --         1.207                   --
    Separate Account Charges 2.25% ......................................       465,811         1.207              562,008
    Separate Account Charges 2.35% ......................................            --         1.205                   --
    Separate Account Charges 2.40% ......................................            --         1.205                   --
    Separate Account Charges 2.45% ......................................        97,012         1.204              116,789
    Separate Account Charges 2.50% ......................................            --         1.124                   --
    Separate Account Charges 2.55% ......................................            --         1.124                   --
    Separate Account Charges 2.60% ......................................            --         1.202                   --
    Separate Account Charges 2.65% ......................................            --         1.201                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Pioneer Variable Contracts Trust (continued)
  Pioneer Europe VCT Portfolio - Class II Shares
    Separate Account Charges 1.30% ......................................            --      $  1.277         $         --
    Separate Account Charges 1.40% ......................................            --         1.276                   --
    Separate Account Charges 1.50% ......................................            --         1.275                   --
    Separate Account Charges 1.55% ......................................            --         1.274                   --
    Separate Account Charges 1.60% ......................................            --         1.273                   --
    Separate Account Charges 1.65% ......................................            --         1.272                   --
    Separate Account Charges 1.70% ......................................            --         1.272                   --
    Separate Account Charges 1.75% ......................................         1,000         1.271                1,271
    Separate Account Charges 1.80% ......................................            --         1.270                   --
    Separate Account Charges 1.85% ......................................         7,246         1.270                9,200
    Separate Account Charges 1.90% ......................................            --         1.269                   --
    Separate Account Charges 1.95% ......................................            --         1.268                   --
    Separate Account Charges 2.00% ......................................            --         1.268                   --
    Separate Account Charges 2.05% ......................................            --         1.267                   --
    Separate Account Charges 2.10% ......................................            --         1.266                   --
    Separate Account Charges 2.15% ......................................            --         1.265                   --
    Separate Account Charges 2.20% ......................................            --         1.265                   --
    Separate Account Charges 2.25% ......................................        35,674         1.264               45,096
    Separate Account Charges 2.35% ......................................            --         1.263                   --
    Separate Account Charges 2.40% ......................................            --         1.262                   --
    Separate Account Charges 2.45% ......................................         2,893         1.261                3,648
    Separate Account Charges 2.50% ......................................            --         1.177                   --
    Separate Account Charges 2.55% ......................................            --         1.176                   --
    Separate Account Charges 2.60% ......................................            --         1.259                   --
    Separate Account Charges 2.65% ......................................         2,281         1.259                2,871
  Pioneer Fund VCT Portfolio - Class II Shares
    Separate Account Charges 1.30% ......................................            --         1.154                   --
    Separate Account Charges 1.40% ......................................            --         1.153                   --
    Separate Account Charges 1.50% ......................................            --         1.151                   --
    Separate Account Charges 1.55% ......................................            --         1.151                   --
    Separate Account Charges 1.60% ......................................            --         1.150                   --
    Separate Account Charges 1.65% ......................................            --         1.149                   --
    Separate Account Charges 1.70% ......................................            --         1.149                   --
    Separate Account Charges 1.75% ......................................            --         1.148                   --
    Separate Account Charges 1.80% ......................................            --         1.147                   --
    Separate Account Charges 1.85% ......................................        34,036         1.147               39,034
    Separate Account Charges 1.90% ......................................            --         1.146                   --
    Separate Account Charges 1.95% ......................................            --         1.146                   --
    Separate Account Charges 2.00% ......................................            --         1.145                   --
    Separate Account Charges 2.05% ......................................        53,140         1.144               60,807
    Separate Account Charges 2.10% ......................................            --         1.144                   --
    Separate Account Charges 2.15% ......................................            --         1.143                   --
    Separate Account Charges 2.20% ......................................            --         1.142                   --
    Separate Account Charges 2.25% ......................................       744,391         1.142              849,937
    Separate Account Charges 2.35% ......................................         1,428         1.141                1,629
    Separate Account Charges 2.40% ......................................            --         1.140                   --
    Separate Account Charges 2.45% ......................................       108,895         1.139              124,061
    Separate Account Charges 2.50% ......................................            --         1.090                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Pioneer Variable Contracts Trust (continued)
  Pioneer Fund VCT Portfolio - Class II Shares (continued)
    Separate Account Charges 2.55% ......................................            --      $  1.089         $         --
    Separate Account Charges 2.60% ......................................            --         1.137                   --
    Separate Account Charges 2.65% ......................................        74,378         1.137               84,550
  Pioneer Growth Shares VCT Portfolio - Class II Shares
    Separate Account Charges 1.30% ......................................            --         1.082                   --
    Separate Account Charges 1.40% ......................................            --         1.080                   --
    Separate Account Charges 1.50% ......................................            --         1.079                   --
    Separate Account Charges 1.55% ......................................            --         1.079                   --
    Separate Account Charges 1.60% ......................................            --         1.078                   --
    Separate Account Charges 1.65% ......................................            --         1.077                   --
    Separate Account Charges 1.70% ......................................            --         1.077                   --
    Separate Account Charges 1.75% ......................................         1,000         1.076                1,076
    Separate Account Charges 1.80% ......................................            --         1.076                   --
    Separate Account Charges 1.85% ......................................        26,797         1.075               28,809
    Separate Account Charges 1.90% ......................................            --         1.074                   --
    Separate Account Charges 1.95% ......................................            --         1.074                   --
    Separate Account Charges 2.00% ......................................            --         1.073                   --
    Separate Account Charges 2.05% ......................................        28,185         1.073               30,235
    Separate Account Charges 2.10% ......................................            --         1.072                   --
    Separate Account Charges 2.15% ......................................            --         1.072                   --
    Separate Account Charges 2.20% ......................................            --         1.071                   --
    Separate Account Charges 2.25% ......................................        43,266         1.070               46,309
    Separate Account Charges 2.35% ......................................           707         1.069                  755
    Separate Account Charges 2.40% ......................................            --         1.069                   --
    Separate Account Charges 2.45% ......................................            --         1.068                   --
    Separate Account Charges 2.50% ......................................            --         1.080                   --
    Separate Account Charges 2.55% ......................................            --         1.080                   --
    Separate Account Charges 2.60% ......................................            --         1.066                   --
    Separate Account Charges 2.65% ......................................            --         1.066                   --
  Pioneer High Yield VCT Portfolio - Class II Shares
    Separate Account Charges 1.30% ......................................            --         1.091                   --
    Separate Account Charges 1.40% ......................................            --         1.089                   --
    Separate Account Charges 1.50% ......................................            --         1.088                   --
    Separate Account Charges 1.55% ......................................            --         1.088                   --
    Separate Account Charges 1.60% ......................................            --         1.087                   --
    Separate Account Charges 1.65% ......................................            --         1.086                   --
    Separate Account Charges 1.70% ......................................            --         1.086                   --
    Separate Account Charges 1.75% ......................................            --         1.085                   --
    Separate Account Charges 1.80% ......................................            --         1.085                   --
    Separate Account Charges 1.85% ......................................       431,399         1.084              467,640
    Separate Account Charges 1.90% ......................................            --         1.083                   --
    Separate Account Charges 1.95% ......................................            --         1.083                   --
    Separate Account Charges 2.00% ......................................            --         1.082                   --
    Separate Account Charges 2.05% ......................................        67,625         1.082               73,146
    Separate Account Charges 2.10% ......................................            --         1.081                   --
    Separate Account Charges 2.15% ......................................            --         1.080                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Pioneer Variable Contracts Trust (continued)
  Pioneer High Yield VCT Portfolio - Class II Shares (continued)
    Separate Account Charges 2.20% ......................................            --      $  1.080         $         --
    Separate Account Charges 2.25% ......................................       519,755         1.079              560,954
    Separate Account Charges 2.35% ......................................            --         1.078                   --
    Separate Account Charges 2.40% ......................................            --         1.077                   --
    Separate Account Charges 2.45% ......................................       343,541         1.077              369,949
    Separate Account Charges 2.50% ......................................            --         1.084                   --
    Separate Account Charges 2.55% ......................................            --         1.084                   --
    Separate Account Charges 2.60% ......................................            --         1.075                   --
    Separate Account Charges 2.65% ......................................         9,601         1.075               10,317
  Pioneer International Value VCT Portfolio - Class II Shares
    Separate Account Charges 1.30% ......................................            --         1.278                   --
    Separate Account Charges 1.40% ......................................            --         1.277                   --
    Separate Account Charges 1.50% ......................................            --         1.275                   --
    Separate Account Charges 1.55% ......................................            --         1.275                   --
    Separate Account Charges 1.60% ......................................            --         1.274                   --
    Separate Account Charges 1.65% ......................................            --         1.273                   --
    Separate Account Charges 1.70% ......................................            --         1.273                   --
    Separate Account Charges 1.75% ......................................            --         1.272                   --
    Separate Account Charges 1.80% ......................................            --         1.271                   --
    Separate Account Charges 1.85% ......................................       121,874         1.270              154,837
    Separate Account Charges 1.90% ......................................            --         1.270                   --
    Separate Account Charges 1.95% ......................................            --         1.269                   --
    Separate Account Charges 2.00% ......................................            --         1.268                   --
    Separate Account Charges 2.05% ......................................            --         1.268                   --
    Separate Account Charges 2.10% ......................................            --         1.267                   --
    Separate Account Charges 2.15% ......................................            --         1.266                   --
    Separate Account Charges 2.20% ......................................            --         1.266                   --
    Separate Account Charges 2.25% ......................................        51,756         1.265               65,464
    Separate Account Charges 2.35% ......................................         1,514         1.263                1,914
    Separate Account Charges 2.40% ......................................            --         1.263                   --
    Separate Account Charges 2.45% ......................................         7,607         1.262                9,601
    Separate Account Charges 2.50% ......................................            --         1.169                   --
    Separate Account Charges 2.55% ......................................            --         1.169                   --
    Separate Account Charges 2.60% ......................................            --         1.260                   --
    Separate Account Charges 2.65% ......................................            --         1.259                   --
  Pioneer Mid Cap Value VCT Portfolio - Class II Shares
    Separate Account Charges 1.30% ......................................            --         1.265                   --
    Separate Account Charges 1.40% ......................................            --         1.263                   --
    Separate Account Charges 1.50% ......................................            --         1.262                   --
    Separate Account Charges 1.55% ......................................            --         1.261                   --
    Separate Account Charges 1.60% ......................................            --         1.260                   --
    Separate Account Charges 1.65% ......................................            --         1.260                   --
    Separate Account Charges 1.70% ......................................            --         1.259                   --
    Separate Account Charges 1.75% ......................................            --         1.258                   --
    Separate Account Charges 1.80% ......................................            --         1.258                   --
    Separate Account Charges 1.85% ......................................       203,225         1.257              255,444

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Pioneer Variable Contracts Trust (continued)
  Pioneer Mid Cap Value VCT Portfolio - Class II Shares (continued)
    Separate Account Charges 1.90% ......................................            --      $  1.256         $         --
    Separate Account Charges 1.95% ......................................            --         1.256                   --
    Separate Account Charges 2.00% ......................................            --         1.255                   --
    Separate Account Charges 2.05% ......................................        63,558         1.254               79,714
    Separate Account Charges 2.10% ......................................            --         1.254                   --
    Separate Account Charges 2.15% ......................................            --         1.253                   --
    Separate Account Charges 2.20% ......................................            --         1.252                   --
    Separate Account Charges 2.25% ......................................       200,166         1.251              250,495
    Separate Account Charges 2.35% ......................................           908         1.250                1,135
    Separate Account Charges 2.40% ......................................            --         1.249                   --
    Separate Account Charges 2.45% ......................................       120,187         1.249              150,075
    Separate Account Charges 2.50% ......................................            --         1.143                   --
    Separate Account Charges 2.55% ......................................            --         1.142                   --
    Separate Account Charges 2.60% ......................................            --         1.247                   --
    Separate Account Charges 2.65% ......................................         1,965         1.246                2,448
  Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class II Shares
    Separate Account Charges 1.30% ......................................            --         1.098                   --
    Separate Account Charges 1.40% ......................................            --         1.097                   --
    Separate Account Charges 1.50% ......................................            --         1.096                   --
    Separate Account Charges 1.55% ......................................            --         1.095                   --
    Separate Account Charges 1.60% ......................................            --         1.095                   --
    Separate Account Charges 1.65% ......................................            --         1.095                   --
    Separate Account Charges 1.70% ......................................            --         1.094                   --
    Separate Account Charges 1.75% ......................................         1,000         1.094                1,094
    Separate Account Charges 1.80% ......................................            --         1.093                   --
    Separate Account Charges 1.85% ......................................        10,877         1.093               11,886
    Separate Account Charges 1.90% ......................................            --         1.092                   --
    Separate Account Charges 1.95% ......................................            --         1.092                   --
    Separate Account Charges 2.00% ......................................            --         1.092                   --
    Separate Account Charges 2.05% ......................................         3,589         1.091                3,916
    Separate Account Charges 2.10% ......................................            --         1.091                   --
    Separate Account Charges 2.15% ......................................            --         1.090                   --
    Separate Account Charges 2.20% ......................................            --         1.090                   --
    Separate Account Charges 2.25% ......................................        62,238         1.089               67,798
    Separate Account Charges 2.35% ......................................           918         1.088                1,000
    Separate Account Charges 2.40% ......................................            --         1.088                   --
    Separate Account Charges 2.45% ......................................            --         1.088                   --
    Separate Account Charges 2.50% ......................................            --         1.069                   --
    Separate Account Charges 2.55% ......................................            --         1.069                   --
    Separate Account Charges 2.60% ......................................            --         1.086                   --
    Separate Account Charges 2.65% ......................................        13,087         1.086               14,212

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Pioneer Variable Contracts Trust (continued)
  Pioneer Papp America-Pacific Rim Fund VCT - Class II Shares
    Separate Account Charges 1.30% ......................................            --      $  1.004         $         --
    Separate Account Charges 1.40% ......................................            --         1.003                   --
    Separate Account Charges 1.50% ......................................            --         1.002                   --
    Separate Account Charges 1.55% ......................................            --         1.002                   --
    Separate Account Charges 1.60% ......................................            --         1.001                   --
    Separate Account Charges 1.65% ......................................            --         1.001                   --
    Separate Account Charges 1.70% ......................................            --         1.000                   --
    Separate Account Charges 1.75% ......................................         1,000         1.000                1,000
    Separate Account Charges 1.80% ......................................            --         1.000                   --
    Separate Account Charges 1.85% ......................................            --         0.999                   --
    Separate Account Charges 1.90% ......................................            --         0.999                   --
    Separate Account Charges 1.95% ......................................            --         0.998                   --
    Separate Account Charges 2.00% ......................................            --         0.998                   --
    Separate Account Charges 2.05% ......................................        23,613         0.998               23,556
    Separate Account Charges 2.10% ......................................            --         0.997                   --
    Separate Account Charges 2.15% ......................................            --         0.997                   --
    Separate Account Charges 2.20% ......................................            --         0.996                   --
    Separate Account Charges 2.25% ......................................        23,565         0.996               23,471
    Separate Account Charges 2.35% ......................................            --         0.995                   --
    Separate Account Charges 2.40% ......................................            --         0.995                   --
    Separate Account Charges 2.45% ......................................        40,345         0.994               40,121
    Separate Account Charges 2.50% ......................................            --         0.991                   --
    Separate Account Charges 2.55% ......................................            --         0.991                   --
    Separate Account Charges 2.60% ......................................            --         0.993                   --
    Separate Account Charges 2.65% ......................................        13,393         0.993               13,297
  Pioneer Papp Small & Mid Cap Growth VCT Portfolio - Class II Shares
    Separate Account Charges 1.30% ......................................            --         1.076                   --
    Separate Account Charges 1.40% ......................................            --         1.075                   --
    Separate Account Charges 1.50% ......................................            --         1.074                   --
    Separate Account Charges 1.55% ......................................            --         1.074                   --
    Separate Account Charges 1.60% ......................................            --         1.073                   --
    Separate Account Charges 1.65% ......................................            --         1.073                   --
    Separate Account Charges 1.70% ......................................            --         1.072                   --
    Separate Account Charges 1.75% ......................................            --         1.072                   --
    Separate Account Charges 1.80% ......................................            --         1.072                   --
    Separate Account Charges 1.85% ......................................        11,558         1.071               12,380
    Separate Account Charges 1.90% ......................................            --         1.071                   --
    Separate Account Charges 1.95% ......................................            --         1.070                   --
    Separate Account Charges 2.00% ......................................            --         1.070                   --
    Separate Account Charges 2.05% ......................................        88,716         1.069               94,877
    Separate Account Charges 2.10% ......................................            --         1.069                   --
    Separate Account Charges 2.15% ......................................            --         1.069                   --
    Separate Account Charges 2.20% ......................................            --         1.068                   --
    Separate Account Charges 2.25% ......................................       140,878         1.068              150,422
    Separate Account Charges 2.35% ......................................            --         1.067                   --
    Separate Account Charges 2.40% ......................................            --         1.066                   --
    Separate Account Charges 2.45% ......................................        56,735         1.066               60,482
    Separate Account Charges 2.50% ......................................            --         1.010                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Pioneer Variable Contracts Trust (continued)
  Pioneer Papp Small & Mid Cap Growth VCT Portfolio - Class II Shares (continued)
    Separate Account Charges 2.55% ......................................            --      $  1.009         $         --
    Separate Account Charges 2.60% ......................................            --         1.065                   --
    Separate Account Charges 2.65% ......................................            --         1.064                   --
  Pioneer Real Estate Shares VCT Portfolio - Class II Shares
    Separate Account Charges 1.30% ......................................            --         1.396                   --
    Separate Account Charges 1.40% ......................................            --         1.394                   --
    Separate Account Charges 1.50% ......................................            --         1.393                   --
    Separate Account Charges 1.55% ......................................            --         1.392                   --
    Separate Account Charges 1.60% ......................................            --         1.391                   --
    Separate Account Charges 1.65% ......................................            --         1.391                   --
    Separate Account Charges 1.70% ......................................            --         1.390                   --
    Separate Account Charges 1.75% ......................................            --         1.389                   --
    Separate Account Charges 1.80% ......................................            --         1.388                   --
    Separate Account Charges 1.85% ......................................        50,021         1.388               69,409
    Separate Account Charges 1.90% ......................................            --         1.387                   --
    Separate Account Charges 1.95% ......................................            --         1.386                   --
    Separate Account Charges 2.00% ......................................            --         1.385                   --
    Separate Account Charges 2.05% ......................................        24,930         1.385               34,517
    Separate Account Charges 2.10% ......................................            --         1.384                   --
    Separate Account Charges 2.15% ......................................            --         1.383                   --
    Separate Account Charges 2.20% ......................................            --         1.382                   --
    Separate Account Charges 2.25% ......................................       142,219         1.382              196,477
    Separate Account Charges 2.35% ......................................           546         1.380                  753
    Separate Account Charges 2.40% ......................................            --         1.379                   --
    Separate Account Charges 2.45% ......................................        21,650         1.378               29,844
    Separate Account Charges 2.50% ......................................            --         1.307                   --
    Separate Account Charges 2.55% ......................................            --         1.307                   --
    Separate Account Charges 2.60% ......................................            --         1.376                   --
    Separate Account Charges 2.65% ......................................         8,481         1.375               11,665
  Pioneer Small Cap Value VCT Portfolio - Class II Shares
    Separate Account Charges 1.30% ......................................            --         1.258                   --
    Separate Account Charges 1.40% ......................................            --         1.256                   --
    Separate Account Charges 1.50% ......................................            --         1.255                   --
    Separate Account Charges 1.55% ......................................            --         1.254                   --
    Separate Account Charges 1.60% ......................................            --         1.253                   --
    Separate Account Charges 1.65% ......................................            --         1.253                   --
    Separate Account Charges 1.70% ......................................            --         1.252                   --
    Separate Account Charges 1.75% ......................................            --         1.251                   --
    Separate Account Charges 1.80% ......................................            --         1.251                   --
    Separate Account Charges 1.85% ......................................         8,762         1.250               10,952
    Separate Account Charges 1.90% ......................................            --         1.249                   --
    Separate Account Charges 1.95% ......................................            --         1.249                   --
    Separate Account Charges 2.00% ......................................            --         1.248                   --
    Separate Account Charges 2.05% ......................................         7,106         1.247                8,863
    Separate Account Charges 2.10% ......................................            --         1.247                   --
    Separate Account Charges 2.15% ......................................            --         1.246                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Pioneer Variable Contracts Trust (continued)
  Pioneer Small Cap Value VCT Portfolio - Class II Shares (continued)
    Separate Account Charges 2.20% ......................................            --      $  1.245         $         --
    Separate Account Charges 2.25% ......................................       106,338         1.244              132,334
    Separate Account Charges 2.35% ......................................           708         1.243                  881
    Separate Account Charges 2.40% ......................................            --         1.242                   --
    Separate Account Charges 2.45% ......................................        40,103         1.242               49,797
    Separate Account Charges 2.50% ......................................            --         1.153                   --
    Separate Account Charges 2.55% ......................................            --         1.153                   --
    Separate Account Charges 2.60% ......................................            --         1.240                   --
    Separate Account Charges 2.65% ......................................         4,518         1.239                5,597
  Pioneer Small Company VCT Portfolio - Class II Shares
    Separate Account Charges 1.30% ......................................            --         1.161                   --
    Separate Account Charges 1.40% ......................................            --         1.160                   --
    Separate Account Charges 1.50% ......................................            --         1.159                   --
    Separate Account Charges 1.55% ......................................            --         1.158                   --
    Separate Account Charges 1.60% ......................................            --         1.157                   --
    Separate Account Charges 1.65% ......................................            --         1.157                   --
    Separate Account Charges 1.70% ......................................            --         1.156                   --
    Separate Account Charges 1.75% ......................................         1,000         1.155                1,155
    Separate Account Charges 1.80% ......................................            --         1.155                   --
    Separate Account Charges 1.85% ......................................         5,951         1.154                6,868
    Separate Account Charges 1.90% ......................................            --         1.153                   --
    Separate Account Charges 1.95% ......................................            --         1.153                   --
    Separate Account Charges 2.00% ......................................            --         1.152                   --
    Separate Account Charges 2.05% ......................................        21,804         1.152               25,108
    Separate Account Charges 2.10% ......................................            --         1.151                   --
    Separate Account Charges 2.15% ......................................            --         1.150                   --
    Separate Account Charges 2.20% ......................................            --         1.150                   --
    Separate Account Charges 2.25% ......................................         7,914         1.149                9,094
    Separate Account Charges 2.35% ......................................            --         1.148                   --
    Separate Account Charges 2.40% ......................................            --         1.147                   --
    Separate Account Charges 2.45% ......................................         1,662         1.146                1,905
    Separate Account Charges 2.50% ......................................            --         1.107                   --
    Separate Account Charges 2.55% ......................................            --         1.107                   --
    Separate Account Charges 2.60% ......................................            --         1.145                   --
    Separate Account Charges 2.65% ......................................            --         1.144                   --
  Pioneer Strategic Income VCT Portfolio - Class II Shares
    Separate Account Charges 1.30% ......................................            --         1.112                   --
    Separate Account Charges 1.40% ......................................            --         1.111                   --
    Separate Account Charges 1.50% ......................................            --         1.109                   --
    Separate Account Charges 1.55% ......................................            --         1.109                   --
    Separate Account Charges 1.60% ......................................            --         1.108                   --
    Separate Account Charges 1.65% ......................................            --         1.107                   --
    Separate Account Charges 1.70% ......................................            --         1.107                   --
    Separate Account Charges 1.75% ......................................            --         1.106                   --
    Separate Account Charges 1.80% ......................................            --         1.106                   --
    Separate Account Charges 1.85% ......................................       177,857         1.105              196,538

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Pioneer Variable Contracts Trust (continued)
  Pioneer Strategic Income VCT Portfolio - Class II Shares (continued)
    Separate Account Charges 1.90% ......................................            --      $  1.104         $         --
    Separate Account Charges 1.95% ......................................            --         1.104                   --
    Separate Account Charges 2.00% ......................................            --         1.103                   --
    Separate Account Charges 2.05% ......................................        73,193         1.103               80,704
    Separate Account Charges 2.10% ......................................            --         1.102                   --
    Separate Account Charges 2.15% ......................................            --         1.101                   --
    Separate Account Charges 2.20% ......................................            --         1.101                   --
    Separate Account Charges 2.25% ......................................       817,250         1.100              899,127
    Separate Account Charges 2.35% ......................................         2,482         1.099                2,728
    Separate Account Charges 2.40% ......................................            --         1.098                   --
    Separate Account Charges 2.45% ......................................        23,760         1.098               26,082
    Separate Account Charges 2.50% ......................................            --         1.098                   --
    Separate Account Charges 2.55% ......................................            --         1.097                   --
    Separate Account Charges 2.60% ......................................            --         1.096                   --
    Separate Account Charges 2.65% ......................................        73,931         1.095               80,979
  Pioneer Value VCT Portfolio - Class II Shares
    Separate Account Charges 1.30% ......................................            --         1.168                   --
    Separate Account Charges 1.40% ......................................            --         1.167                   --
    Separate Account Charges 1.50% ......................................            --         1.166                   --
    Separate Account Charges 1.55% ......................................            --         1.165                   --
    Separate Account Charges 1.60% ......................................            --         1.164                   --
    Separate Account Charges 1.65% ......................................            --         1.164                   --
    Separate Account Charges 1.70% ......................................            --         1.163                   --
    Separate Account Charges 1.75% ......................................            --         1.162                   --
    Separate Account Charges 1.80% ......................................            --         1.162                   --
    Separate Account Charges 1.85% ......................................        92,827         1.161              107,774
    Separate Account Charges 1.90% ......................................            --         1.160                   --
    Separate Account Charges 1.95% ......................................            --         1.160                   --
    Separate Account Charges 2.00% ......................................            --         1.159                   --
    Separate Account Charges 2.05% ......................................        35,064         1.158               40,620
    Separate Account Charges 2.10% ......................................            --         1.158                   --
    Separate Account Charges 2.15% ......................................            --         1.157                   --
    Separate Account Charges 2.20% ......................................            --         1.157                   --
    Separate Account Charges 2.25% ......................................       261,486         1.156              302,255
    Separate Account Charges 2.35% ......................................           976         1.155                1,127
    Separate Account Charges 2.40% ......................................            --         1.154                   --
    Separate Account Charges 2.45% ......................................        28,516         1.153               32,889
    Separate Account Charges 2.50% ......................................            --         1.085                   --
    Separate Account Charges 2.55% ......................................            --         1.085                   --
    Separate Account Charges 2.60% ......................................            --         1.151                   --
    Separate Account Charges 2.65% ......................................        47,115         1.151               54,223

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Putnam Variable Trust
  Putnam VT Discovery Growth Fund - Class IB Shares
    Separate Account Charges 1.30% ......................................        13,055      $  0.775         $     10,122
    Separate Account Charges 1.40% ......................................        29,717         0.773               22,957
    Separate Account Charges 1.50% ......................................            --         0.779                   --
    Separate Account Charges 1.55% ......................................            --         0.768                   --
    Separate Account Charges 1.60% ......................................            --         0.776                   --
    Separate Account Charges 1.65% ......................................            --         1.194                   --
    Separate Account Charges 1.70% ......................................            --         1.315                   --
    Separate Account Charges 1.75% ......................................            --         0.772                   --
    Separate Account Charges 1.80% ......................................            --         1.313                   --
    Separate Account Charges 1.85% ......................................       111,086         1.167              129,608
    Separate Account Charges 1.90% ......................................            --         1.310                   --
    Separate Account Charges 1.95% ......................................            --         1.309                   --
    Separate Account Charges 2.00% ......................................            --         1.307                   --
    Separate Account Charges 2.05% ......................................            --         1.159                   --
    Separate Account Charges 2.10% ......................................            --         1.186                   --
    Separate Account Charges 2.15% ......................................            --         1.303                   --
    Separate Account Charges 2.20% ......................................            --         1.184                   --
    Separate Account Charges 2.25% ......................................            --         1.301                   --
    Separate Account Charges 2.35% ......................................            --         1.182                   --
    Separate Account Charges 2.40% ......................................            --         1.181                   --
    Separate Account Charges 2.45% ......................................            --         1.295                   --
    Separate Account Charges 2.50% ......................................            --         1.066                   --
    Separate Account Charges 2.55% ......................................            --         1.066                   --
    Separate Account Charges 2.60% ......................................            --         1.178                   --
    Separate Account Charges 2.65% ......................................            --         1.177                   --
  Putnam VT International Equity Fund - Class IB Shares
    Separate Account Charges 1.30% ......................................       126,825         1.014              128,657
    Separate Account Charges 1.40% ......................................       169,047         1.011              170,860
    Separate Account Charges 1.50% ......................................            --         1.055                   --
    Separate Account Charges 1.55% ......................................            --         1.005                   --
    Separate Account Charges 1.60% ......................................            --         1.052                   --
    Separate Account Charges 1.65% ......................................            --         1.351                   --
    Separate Account Charges 1.70% ......................................        91,495         1.436              131,342
    Separate Account Charges 1.75% ......................................            --         1.046                   --
    Separate Account Charges 1.80% ......................................       171,189         1.433              245,245
    Separate Account Charges 1.85% ......................................       191,672         1.323              253,665
    Separate Account Charges 1.90% ......................................        23,260         1.430               33,254
    Separate Account Charges 1.95% ......................................            --         1.428                   --
    Separate Account Charges 2.00% ......................................            --         1.427                   --
    Separate Account Charges 2.05% ......................................            --         1.315                   --
    Separate Account Charges 2.10% ......................................            --         1.343                   --
    Separate Account Charges 2.15% ......................................         3,198         1.422                4,548
    Separate Account Charges 2.20% ......................................            --         1.341                   --
    Separate Account Charges 2.25% ......................................       507,730         1.420              720,726
    Separate Account Charges 2.35% ......................................            --         1.338                   --
    Separate Account Charges 2.40% ......................................            --         1.337                   --
    Separate Account Charges 2.45% ......................................            --         1.414                   --
    Separate Account Charges 2.50% ......................................            --         1.158                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Putnam Variable Trust (continued)
  Putnam VT International Equity Fund - Class IB Shares (continued)
    Separate Account Charges 2.55% ......................................            --      $  1.158         $         --
    Separate Account Charges 2.60% ......................................            --         1.334                   --
    Separate Account Charges 2.65% ......................................            --         1.333                   --
  Putnam VT Small Cap Value Fund - Class IB Shares
    Separate Account Charges 1.30% ......................................        91,173         1.617              147,437
    Separate Account Charges 1.40% ......................................       143,446         1.611              231,119
    Separate Account Charges 1.50% ......................................        14,805         1.520               22,508
    Separate Account Charges 1.55% ......................................            --         1.602                   --
    Separate Account Charges 1.60% ......................................            --         1.515                   --
    Separate Account Charges 1.65% ......................................            --         1.537                   --
    Separate Account Charges 1.70% ......................................       141,908         1.783              253,091
    Separate Account Charges 1.75% ......................................         8,394         1.507               12,648
    Separate Account Charges 1.80% ......................................       418,701         1.780              745,219
    Separate Account Charges 1.85% ......................................       396,956         1.783              707,804
    Separate Account Charges 1.90% ......................................       137,545         1.776              244,311
    Separate Account Charges 1.95% ......................................            --         1.774                   --
    Separate Account Charges 2.00% ......................................            --         1.773                   --
    Separate Account Charges 2.05% ......................................        15,588         1.771               27,613
    Separate Account Charges 2.10% ......................................            --         1.528                   --
    Separate Account Charges 2.15% ......................................       203,643         1.767              359,878
    Separate Account Charges 2.20% ......................................            --         1.526                   --
    Separate Account Charges 2.25% ......................................       802,609         1.764            1,415,470
    Separate Account Charges 2.35% ......................................            --         1.523                   --
    Separate Account Charges 2.40% ......................................            --         1.521                   --
    Separate Account Charges 2.45% ......................................            --         1.756                   --
    Separate Account Charges 2.50% ......................................            --         1.192                   --
    Separate Account Charges 2.55% ......................................            --         1.192                   --
    Separate Account Charges 2.60% ......................................            --         1.517                   --
    Separate Account Charges 2.65% ......................................            --         1.516                   --
                                                                                     --         1.191                   --
                                                                                     --         1.190                   --

Salomon Brothers Variable Series Funds Inc.
  All Cap Fund - Class I
    Separate Account Charges 1.30% ......................................       444,091         1.316              584,449
    Separate Account Charges 1.40% ......................................       820,427         1.309            1,074,238
    Separate Account Charges 1.50% ......................................        98,802         1.015              100,323
    Separate Account Charges 1.55% ......................................            --         1.299                   --
    Separate Account Charges 1.60% ......................................            --         1.012                   --
    Separate Account Charges 1.65% ......................................            --         1.248                   --
    Separate Account Charges 1.70% ......................................       286,755         1.397              400,712
    Separate Account Charges 1.75% ......................................        69,554         1.006               70,002
    Separate Account Charges 1.80% ......................................     1,214,032         1.395            1,693,027
    Separate Account Charges 1.85% ......................................     1,643,520         1.204            1,978,129
    Separate Account Charges 1.90% ......................................       586,661         1.392              816,468
    Separate Account Charges 1.95% ......................................            --         1.390                   --
    Separate Account Charges 2.00% ......................................            --         1.389                   --
    Separate Account Charges 2.05% ......................................         9,549         1.196               11,418

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Salomon Brothers Variable Series Funds Inc. (continued)
  All Cap Fund - Class I (continued)
    Separate Account Charges 2.10% ......................................            --      $  1.241         $         --
    Separate Account Charges 2.15% ......................................       267,262         1.385              370,058
    Separate Account Charges 2.20% ......................................         8,725         1.239               10,810
    Separate Account Charges 2.25% ......................................     2,835,223         1.382            3,917,715
    Separate Account Charges 2.35% ......................................            --         1.236                   --
    Separate Account Charges 2.40% ......................................            --         1.236                   --
    Separate Account Charges 2.45% ......................................        56,429         1.376               77,657
    Separate Account Charges 2.50% ......................................            --         1.056                   --
    Separate Account Charges 2.55% ......................................            --         1.056                   --
    Separate Account Charges 2.60% ......................................        11,746         1.232               14,473
    Separate Account Charges 2.65% ......................................            --         1.231                   --
  Investors Fund - Class I
    Separate Account Charges 1.30% ......................................       122,214         1.198              146,368
    Separate Account Charges 1.40% ......................................       475,738         1.191              566,829
    Separate Account Charges 1.50% ......................................        71,911         1.000               71,905
    Separate Account Charges 1.55% ......................................            --         1.182                   --
    Separate Account Charges 1.60% ......................................            --         0.996                   --
    Separate Account Charges 1.65% ......................................            --         1.247                   --
    Separate Account Charges 1.70% ......................................       212,149         1.353              287,135
    Separate Account Charges 1.75% ......................................        11,028         0.991               10,930
    Separate Account Charges 1.80% ......................................       540,357         1.351              729,853
    Separate Account Charges 1.85% ......................................     1,069,596         1.205            1,289,215
    Separate Account Charges 1.90% ......................................       297,333         1.348              400,788
    Separate Account Charges 1.95% ......................................            --         1.347                   --
    Separate Account Charges 2.00% ......................................            --         1.345                   --
    Separate Account Charges 2.05% ......................................         9,435         1.197               11,298
    Separate Account Charges 2.10% ......................................            --         1.240                   --
    Separate Account Charges 2.15% ......................................        70,944         1.341               95,142
    Separate Account Charges 2.20% ......................................            --         1.238                   --
    Separate Account Charges 2.25% ......................................     1,547,557         1.338            2,071,154
    Separate Account Charges 2.35% ......................................            --         1.235                   --
    Separate Account Charges 2.40% ......................................        16,271         1.234               20,085
    Separate Account Charges 2.45% ......................................        14,772         1.333               19,690
    Separate Account Charges 2.50% ......................................            --         1.079                   --
    Separate Account Charges 2.55% ......................................            --         1.078                   --
    Separate Account Charges 2.60% ......................................        31,967         1.231               39,351
    Separate Account Charges 2.65% ......................................            --         1.230                   --
  Large Cap Growth Fund - Class I
    Separate Account Charges 1.30% ......................................            --         1.133                   --
    Separate Account Charges 1.40% ......................................            --         1.130                   --
    Separate Account Charges 1.50% ......................................            --         1.127                   --
    Separate Account Charges 1.55% ......................................            --         1.126                   --
    Separate Account Charges 1.60% ......................................            --         1.124                   --
    Separate Account Charges 1.65% ......................................            --         1.151                   --
    Separate Account Charges 1.70% ......................................            --         1.349                   --
    Separate Account Charges 1.75% ......................................        43,196         1.120               48,372

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Salomon Brothers Variable Series Funds Inc. (continued)
  Large Cap Growth Fund - Class I (continued)
    Separate Account Charges 1.80% ......................................            --      $  1.347         $         --
    Separate Account Charges 1.85% ......................................        38,402         1.117               42,889
    Separate Account Charges 1.90% ......................................            --         1.344                   --
    Separate Account Charges 1.95% ......................................            --         1.342                   --
    Separate Account Charges 2.00% ......................................            --         1.341                   --
    Separate Account Charges 2.05% ......................................            --         1.111                   --
    Separate Account Charges 2.10% ......................................            --         1.144                   --
    Separate Account Charges 2.15% ......................................        52,363         1.337               70,006
    Separate Account Charges 2.20% ......................................            --         1.142                   --
    Separate Account Charges 2.25% ......................................       165,032         1.334              220,189
    Separate Account Charges 2.35% ......................................            --         1.140                   --
    Separate Account Charges 2.40% ......................................            --         1.139                   --
    Separate Account Charges 2.45% ......................................            --         1.329                   --
    Separate Account Charges 2.50% ......................................            --         0.990                   --
    Separate Account Charges 2.55% ......................................            --         0.990                   --
    Separate Account Charges 2.60% ......................................            --         1.136                   --
    Separate Account Charges 2.65% ......................................            --         1.135                   --
  Small Cap Growth Fund - Class I
    Separate Account Charges 1.30% ......................................        87,420         1.296              113,336
    Separate Account Charges 1.40% ......................................       224,325         1.290              289,343
    Separate Account Charges 1.50% ......................................        10,016         0.999               10,008
    Separate Account Charges 1.55% ......................................            --         1.280                   --
    Separate Account Charges 1.60% ......................................        49,641         0.996               49,422
    Separate Account Charges 1.65% ......................................            --         1.402                   --
    Separate Account Charges 1.70% ......................................       100,927         1.607              162,188
    Separate Account Charges 1.75% ......................................        19,847         0.990               19,654
    Separate Account Charges 1.80% ......................................       277,758         1.604              445,439
    Separate Account Charges 1.85% ......................................       436,894         1.329              580,675
    Separate Account Charges 1.90% ......................................       216,754         1.600              346,899
    Separate Account Charges 1.95% ......................................            --         1.599                   --
    Separate Account Charges 2.00% ......................................         1,205         1.597                1,924
    Separate Account Charges 2.05% ......................................        56,224         1.320               74,240
    Separate Account Charges 2.10% ......................................            --         1.394                   --
    Separate Account Charges 2.15% ......................................       156,147         1.592              248,631
    Separate Account Charges 2.20% ......................................            --         1.392                   --
    Separate Account Charges 2.25% ......................................       681,109         1.589            1,082,314
    Separate Account Charges 2.35% ......................................         4,834         1.389                6,713
    Separate Account Charges 2.40% ......................................            --         1.388                   --
    Separate Account Charges 2.45% ......................................        10,091         1.583               15,970
    Separate Account Charges 2.50% ......................................            --         1.165                   --
    Separate Account Charges 2.55% ......................................            --         1.165                   --
    Separate Account Charges 2.60% ......................................            --         1.384                   --
    Separate Account Charges 2.65% ......................................            --         1.383                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Salomon Brothers Variable Series Funds Inc. (continued)
  Total Return Fund - Class II
    Separate Account Charges 1.30% ......................................            --     $   1.113         $         --
    Separate Account Charges 1.40% ......................................            --         1.111                   --
    Separate Account Charges 1.50% ......................................            --         1.110                   --
    Separate Account Charges 1.55% ......................................            --         1.109                   --
    Separate Account Charges 1.60% ......................................            --         1.109                   --
    Separate Account Charges 1.65% ......................................            --         1.108                   --
    Separate Account Charges 1.70% ......................................            --         1.108                   --
    Separate Account Charges 1.75% ......................................            --         1.107                   --
    Separate Account Charges 1.80% ......................................            --         1.106                   --
    Separate Account Charges 1.85% ......................................        21,743         1.106               24,044
    Separate Account Charges 1.90% ......................................            --         1.105                   --
    Separate Account Charges 1.95% ......................................            --         1.105                   --
    Separate Account Charges 2.00% ......................................            --         1.104                   --
    Separate Account Charges 2.05% ......................................         5,595         1.103                6,174
    Separate Account Charges 2.10% ......................................            --         1.103                   --
    Separate Account Charges 2.15% ......................................            --         1.102                   --
    Separate Account Charges 2.20% ......................................            --         1.102                   --
    Separate Account Charges 2.25% ......................................       169,169         1.101              186,250
    Separate Account Charges 2.35% ......................................            --         1.100                   --
    Separate Account Charges 2.40% ......................................            --         1.099                   --
    Separate Account Charges 2.45% ......................................        48,252         1.099               53,008
    Separate Account Charges 2.50% ......................................            --         1.053                   --
    Separate Account Charges 2.55% ......................................            --         1.052                   --
    Separate Account Charges 2.60% ......................................            --         1.097                   --
    Separate Account Charges 2.65% ......................................            --         1.096                   --

Smith Barney Investment Series
  Smith Barney Dividend Strategy Portfolio
    Separate Account Charges 1.30% ......................................        73,621         0.812               59,805
    Separate Account Charges 1.40% ......................................       274,091         0.809              221,835
    Separate Account Charges 1.50% ......................................        36,497         0.812               29,648
    Separate Account Charges 1.55% ......................................            --         0.805                   --
    Separate Account Charges 1.60% ......................................            --         0.809                   --
    Separate Account Charges 1.65% ......................................            --         1.122                   --
    Separate Account Charges 1.70% ......................................       109,777         1.188              130,466
    Separate Account Charges 1.75% ......................................            --         0.805                   --
    Separate Account Charges 1.80% ......................................       418,237         1.186              496,048
    Separate Account Charges 1.85% ......................................       129,017         1.008              130,053
    Separate Account Charges 1.90% ......................................       285,896         1.184              338,391
    Separate Account Charges 1.95% ......................................            --         1.182                   --
    Separate Account Charges 2.00% ......................................            --         1.181                   --
    Separate Account Charges 2.05% ......................................            --         1.001                   --
    Separate Account Charges 2.10% ......................................            --         1.115                   --
    Separate Account Charges 2.15% ......................................            --         1.178                   --
    Separate Account Charges 2.20% ......................................            --         1.113                   --
    Separate Account Charges 2.25% ......................................       499,443         1.175              586,942
    Separate Account Charges 2.35% ......................................            --         1.111                   --
    Separate Account Charges 2.40% ......................................         8,038         1.110                8,924

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Smith Barney Investment Series (continued)
  Smith Barney Dividend Strategy Portfolio (continued)
    Separate Account Charges 2.45% ......................................        29,127      $  1.170         $     34,091
    Separate Account Charges 2.50% ......................................            --         1.015                   --
    Separate Account Charges 2.55% ......................................            --         1.015                   --
    Separate Account Charges 2.60% ......................................        24,056         1.107               26,632
    Separate Account Charges 2.65% ......................................            --         1.106                   --
  Smith Barney Premier Selections All Cap Growth Portfolio
    Separate Account Charges 1.30% ......................................         7,448         0.871                6,485
    Separate Account Charges 1.40% ......................................        41,158         0.868               35,704
    Separate Account Charges 1.50% ......................................         2,029         0.881                1,788
    Separate Account Charges 1.55% ......................................            --         0.863                   --
    Separate Account Charges 1.60% ......................................            --         0.878                   --
    Separate Account Charges 1.65% ......................................            --         1.167                   --
    Separate Account Charges 1.70% ......................................            --         1.282                   --
    Separate Account Charges 1.75% ......................................            --         0.873                   --
    Separate Account Charges 1.80% ......................................        40,772         1.279               52,160
    Separate Account Charges 1.85% ......................................        46,001         1.146               52,719
    Separate Account Charges 1.90% ......................................        10,160         1.277               12,972
    Separate Account Charges 1.95% ......................................            --         1.275                   --
    Separate Account Charges 2.00% ......................................            --         1.274                   --
    Separate Account Charges 2.05% ......................................            --         1.139                   --
    Separate Account Charges 2.10% ......................................            --         1.160                   --
    Separate Account Charges 2.15% ......................................            --         1.270                   --
    Separate Account Charges 2.20% ......................................            --         1.158                   --
    Separate Account Charges 2.25% ......................................        30,641         1.268               38,842
    Separate Account Charges 2.35% ......................................            --         1.156                   --
    Separate Account Charges 2.40% ......................................            --         1.155                   --
    Separate Account Charges 2.45% ......................................            --         1.262                   --
    Separate Account Charges 2.50% ......................................            --         1.025                   --
    Separate Account Charges 2.55% ......................................            --         1.025                   --
    Separate Account Charges 2.60% ......................................            --         1.152                   --
    Separate Account Charges 2.65% ......................................            --         1.151                   --

Smith Barney Multiple Discipline Trust
  Multiple Discipline Portfolio - All Cap Growth and Value
    Separate Account Charges 1.30% ......................................       407,875         1.450              591,401
    Separate Account Charges 1.40% ......................................     2,881,219         1.447            4,168,215
    Separate Account Charges 1.50% ......................................       623,494         1.443              899,977
    Separate Account Charges 1.55% ......................................        17,683         1.442               25,495
    Separate Account Charges 1.60% ......................................            --         1.440                   --
    Separate Account Charges 1.65% ......................................        84,029         1.186               99,654
    Separate Account Charges 1.70% ......................................       509,181         1.313              668,714
    Separate Account Charges 1.75% ......................................            --         1.435                   --
    Separate Account Charges 1.80% ......................................     8,485,037         1.311           11,120,927
    Separate Account Charges 1.85% ......................................     1,902,696         1.432            2,724,888
    Separate Account Charges 1.90% ......................................     5,935,323         1.308            7,763,251
    Separate Account Charges 1.95% ......................................       134,665         1.307              175,959

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Smith Barney Multiple Discipline Trust (continued)
  Multiple Discipline Portfolio - All Cap Growth and Value (continued)
    Separate Account Charges 2.00% ......................................       167,138      $  1.305         $    218,167
    Separate Account Charges 2.05% ......................................       159,891         1.426              227,954
    Separate Account Charges 2.10% ......................................       241,112         1.179              284,167
    Separate Account Charges 2.15% ......................................        80,817         1.301              105,169
    Separate Account Charges 2.20% ......................................            --         1.177                   --
    Separate Account Charges 2.25% ......................................    14,950,399         1.299           19,415,793
    Separate Account Charges 2.35% ......................................        33,414         1.174               39,244
    Separate Account Charges 2.40% ......................................       189,237         1.174              222,100
    Separate Account Charges 2.45% ......................................       766,304         1.293              991,126
    Separate Account Charges 2.50% ......................................        52,148         1.038               54,122
    Separate Account Charges 2.55% ......................................        26,690         1.038               27,693
    Separate Account Charges 2.60% ......................................       162,348         1.170              190,013
    Separate Account Charges 2.65% ......................................            --         1.170                   --
  Multiple Discipline Portfolio - Balanced All Cap Growth and Value
    Separate Account Charges 1.30% ......................................       658,255         1.296              852,965
    Separate Account Charges 1.40% ......................................     1,943,130         1.293            2,512,268
    Separate Account Charges 1.50% ......................................       915,145         1.290            1,180,535
    Separate Account Charges 1.55% ......................................            --         1.289                   --
    Separate Account Charges 1.60% ......................................            --         1.287                   --
    Separate Account Charges 1.65% ......................................        38,331         1.127               43,188
    Separate Account Charges 1.70% ......................................       841,302         1.212            1,019,965
    Separate Account Charges 1.75% ......................................            --         1.283                   --
    Separate Account Charges 1.80% ......................................     9,675,598         1.210           11,706,335
    Separate Account Charges 1.85% ......................................     4,117,282         1.280            5,269,628
    Separate Account Charges 1.90% ......................................     5,487,238         1.207            6,625,376
    Separate Account Charges 1.95% ......................................            --         1.206                   --
    Separate Account Charges 2.00% ......................................       146,527         1.205              176,560
    Separate Account Charges 2.05% ......................................       273,574         1.274              348,571
    Separate Account Charges 2.10% ......................................       102,335         1.120              114,584
    Separate Account Charges 2.15% ......................................        23,285         1.201               27,972
    Separate Account Charges 2.20% ......................................        32,569         1.118               36,417
    Separate Account Charges 2.25% ......................................    13,207,493         1.199           15,833,676
    Separate Account Charges 2.35% ......................................       405,533         1.116              452,496
    Separate Account Charges 2.40% ......................................        72,324         1.115               80,643
    Separate Account Charges 2.45% ......................................       335,517         1.194              400,591
    Separate Account Charges 2.50% ......................................            --         1.030                   --
    Separate Account Charges 2.55% ......................................            --         1.030                   --
    Separate Account Charges 2.60% ......................................       303,857         1.112              337,871
    Separate Account Charges 2.65% ......................................            --         1.111                   --
  Multiple Discipline Portfolio - Global All Cap Growth and Value
    Separate Account Charges 1.30% ......................................        36,823         1.519               55,919
    Separate Account Charges 1.40% ......................................       734,070         1.515            1,112,240
    Separate Account Charges 1.50% ......................................       428,665         1.512              648,037
    Separate Account Charges 1.55% ......................................            --         1.510                   --
    Separate Account Charges 1.60% ......................................            --         1.508                   --
    Separate Account Charges 1.65% ......................................            --         1.238                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Smith Barney Multiple Discipline Trust (continued)
  Multiple Discipline Portfolio - Global All Cap Growth and Value (continued)
    Separate Account Charges 1.70% ......................................       197,082      $  1.350         $    265,998
    Separate Account Charges 1.75% ......................................            --         1.503                   --
    Separate Account Charges 1.80% ......................................     2,566,168         1.347            3,456,479
    Separate Account Charges 1.85% ......................................       388,786         1.500              583,149
    Separate Account Charges 1.90% ......................................     1,373,084         1.344            1,845,668
    Separate Account Charges 1.95% ......................................            --         1.343                   --
    Separate Account Charges 2.00% ......................................       202,906         1.341              272,188
    Separate Account Charges 2.05% ......................................       130,088         1.493              194,248
    Separate Account Charges 2.10% ......................................            --         1.231                   --
    Separate Account Charges 2.15% ......................................            --         1.337                   --
    Separate Account Charges 2.20% ......................................       356,993         1.229              438,757
    Separate Account Charges 2.25% ......................................     2,387,094         1.335            3,185,856
    Separate Account Charges 2.35% ......................................        15,706         1.226               19,263
    Separate Account Charges 2.40% ......................................        28,156         1.226               34,509
    Separate Account Charges 2.45% ......................................       153,504         1.329              204,034
    Separate Account Charges 2.50% ......................................            --         1.066                   --
    Separate Account Charges 2.55% ......................................       103,866         1.065              110,657
    Separate Account Charges 2.60% ......................................        26,599         1.222               32,510
    Separate Account Charges 2.65% ......................................            --         1.221                   --
  Multiple Discipline Portfolio - Large Cap Growth and Value
    Separate Account Charges 1.30% ......................................        33,075         1.435               47,465
    Separate Account Charges 1.40% ......................................       254,701         1.432              364,689
    Separate Account Charges 1.50% ......................................        13,357         1.429               19,081
    Separate Account Charges 1.55% ......................................            --         1.427                   --
    Separate Account Charges 1.60% ......................................            --         1.425                   --
    Separate Account Charges 1.65% ......................................            --         1.180                   --
    Separate Account Charges 1.70% ......................................       102,611         1.280              131,343
    Separate Account Charges 1.75% ......................................            --         1.421                   --
    Separate Account Charges 1.80% ......................................     1,615,751         1.277            2,063,965
    Separate Account Charges 1.85% ......................................       596,551         1.417              845,556
    Separate Account Charges 1.90% ......................................     1,092,955         1.275            1,393,309
    Separate Account Charges 1.95% ......................................            --         1.274                   --
    Separate Account Charges 2.00% ......................................            --         1.272                   --
    Separate Account Charges 2.05% ......................................        24,670         1.411               34,811
    Separate Account Charges 2.10% ......................................        23,773         1.173               27,885
    Separate Account Charges 2.15% ......................................            --         1.268                   --
    Separate Account Charges 2.20% ......................................         7,498         1.171                8,783
    Separate Account Charges 2.25% ......................................     1,741,884         1.266            2,204,758
    Separate Account Charges 2.35% ......................................        26,484         1.169               30,959
    Separate Account Charges 2.40% ......................................        76,081         1.168               88,874
    Separate Account Charges 2.45% ......................................        25,430         1.261               32,057
    Separate Account Charges 2.50% ......................................            --         1.032                   --
    Separate Account Charges 2.55% ......................................        10,329         1.032               10,656
    Separate Account Charges 2.60% ......................................            --         1.165                   --
    Separate Account Charges 2.65% ......................................            --         1.164                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
The Travelers Series Trust
  Convertible Securities Portfolio
    Separate Account Charges 1.30% ......................................            --      $  1.229         $         --
    Separate Account Charges 1.40% ......................................            --         1.226                   --
    Separate Account Charges 1.50% ......................................            --         1.222                   --
    Separate Account Charges 1.55% ......................................            --         1.221                   --
    Separate Account Charges 1.60% ......................................            --         1.219                   --
    Separate Account Charges 1.65% ......................................            --         1.155                   --
    Separate Account Charges 1.70% ......................................            --         1.292                   --
    Separate Account Charges 1.75% ......................................       304,688         1.214              369,900
    Separate Account Charges 1.80% ......................................            --         1.289                   --
    Separate Account Charges 1.85% ......................................     1,867,254         1.211            2,260,697
    Separate Account Charges 1.90% ......................................            --         1.286                   --
    Separate Account Charges 1.95% ......................................            --         1.285                   --
    Separate Account Charges 2.00% ......................................            --         1.284                   --
    Separate Account Charges 2.05% ......................................            --         1.204                   --
    Separate Account Charges 2.10% ......................................            --         1.148                   --
    Separate Account Charges 2.15% ......................................        95,886         1.280              122,714
    Separate Account Charges 2.20% ......................................            --         1.147                   --
    Separate Account Charges 2.25% ......................................     1,195,502         1.277            1,526,898
    Separate Account Charges 2.35% ......................................            --         1.144                   --
    Separate Account Charges 2.40% ......................................            --         1.144                   --
    Separate Account Charges 2.45% ......................................        17,936         1.272               22,814
    Separate Account Charges 2.50% ......................................            --         1.042                   --
    Separate Account Charges 2.55% ......................................            --         1.041                   --
    Separate Account Charges 2.60% ......................................            --         1.140                   --
    Separate Account Charges 2.65% ......................................            --         1.140                   --
  Disciplined Mid Cap Stock Portfolio
    Separate Account Charges 1.30% ......................................            --         1.209                   --
    Separate Account Charges 1.40% ......................................            --         1.206                   --
    Separate Account Charges 1.50% ......................................            --         1.202                   --
    Separate Account Charges 1.55% ......................................            --         1.201                   --
    Separate Account Charges 1.60% ......................................            --         1.199                   --
    Separate Account Charges 1.65% ......................................            --         1.345                   --
    Separate Account Charges 1.70% ......................................            --         1.471                   --
    Separate Account Charges 1.75% ......................................        10,427         1.194               12,451
    Separate Account Charges 1.80% ......................................            --         1.468                   --
    Separate Account Charges 1.85% ......................................       154,509         1.191              183,980
    Separate Account Charges 1.90% ......................................            --         1.465                   --
    Separate Account Charges 1.95% ......................................            --         1.464                   --
    Separate Account Charges 2.00% ......................................            --         1.462                   --
    Separate Account Charges 2.05% ......................................            --         1.184                   --
    Separate Account Charges 2.10% ......................................            --         1.336                   --
    Separate Account Charges 2.15% ......................................       188,222         1.458              274,360
    Separate Account Charges 2.20% ......................................            --         1.335                   --
    Separate Account Charges 2.25% ......................................        64,865         1.455               94,360
    Separate Account Charges 2.35% ......................................            --         1.332                   --
    Separate Account Charges 2.40% ......................................            --         1.331                   --
    Separate Account Charges 2.45% ......................................            --         1.449                   --
    Separate Account Charges 2.50% ......................................            --         1.118                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
The Travelers Series Trust (continued)
  Disciplined Mid Cap Stock Portfolio (continued)
    Separate Account Charges 2.55% ......................................            --     $   1.118         $         --
    Separate Account Charges 2.60% ......................................            --         1.327                   --
    Separate Account Charges 2.65% ......................................            --         1.326                   --
  Equity Income Portfolio
    Separate Account Charges 1.30% ......................................       518,850         1.200              622,809
    Separate Account Charges 1.40% ......................................       851,522         1.194            1,016,908
    Separate Account Charges 1.50% ......................................       106,627         1.112              118,571
    Separate Account Charges 1.55% ......................................            --         1.185                   --
    Separate Account Charges 1.60% ......................................        23,388         1.108               25,915
    Separate Account Charges 1.65% ......................................            --         1.226                   --
    Separate Account Charges 1.70% ......................................       788,266         1.335            1,052,592
    Separate Account Charges 1.75% ......................................       217,227         1.102              239,425
    Separate Account Charges 1.80% ......................................     1,796,282         1.333            2,393,728
    Separate Account Charges 1.85% ......................................     2,231,165         1.326            2,958,507
    Separate Account Charges 1.90% ......................................       701,393         1.330              932,776
    Separate Account Charges 1.95% ......................................            --         1.329                   --
    Separate Account Charges 2.00% ......................................            --         1.327                   --
    Separate Account Charges 2.05% ......................................        52,584         1.317               69,272
    Separate Account Charges 2.10% ......................................            --         1.218                   --
    Separate Account Charges 2.15% ......................................       207,293         1.323              274,276

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
The Travelers Series Trust (continued)
  Equity Income Portfolio (continued)
    Separate Account Charges 2.20% ......................................            --      $  1.217         $         --
    Separate Account Charges 2.25% ......................................     2,356,303         1.320            3,111,346
    Separate Account Charges 2.35% ......................................        38,632         1.214               46,904
    Separate Account Charges 2.40% ......................................         3,818         1.213                4,633
    Separate Account Charges 2.45% ......................................        50,384         1.315               66,259
    Separate Account Charges 2.50% ......................................            --         1.101                   --
    Separate Account Charges 2.55% ......................................            --         1.101                   --
    Separate Account Charges 2.60% ......................................            --         1.210                   --
    Separate Account Charges 2.65% ......................................            --         1.209                   --
  Federated High Yield Portfolio
    Separate Account Charges 1.30% ......................................            --         1.311                   --
    Separate Account Charges 1.40% ......................................            --         1.307                   --
    Separate Account Charges 1.50% ......................................            --         1.303                   --
    Separate Account Charges 1.55% ......................................            --         1.302                   --
    Separate Account Charges 1.60% ......................................            --         1.300                   --
    Separate Account Charges 1.65% ......................................            --         1.186                   --
    Separate Account Charges 1.70% ......................................            --         1.311                   --
    Separate Account Charges 1.75% ......................................        63,731         1.294               82,495
    Separate Account Charges 1.80% ......................................            --         1.308                   --
    Separate Account Charges 1.85% ......................................       148,509         1.291              191,701
    Separate Account Charges 1.90% ......................................            --         1.305                   --
    Separate Account Charges 1.95% ......................................            --         1.304                   --
    Separate Account Charges 2.00% ......................................            --         1.303                   --
    Separate Account Charges 2.05% ......................................         4,376         1.284                5,617
    Separate Account Charges 2.10% ......................................            --         1.179                   --
    Separate Account Charges 2.15% ......................................        82,675         1.299              107,363
    Separate Account Charges 2.20% ......................................            --         1.177                   --
    Separate Account Charges 2.25% ......................................       306,267         1.296              396,911
    Separate Account Charges 2.35% ......................................            --         1.175                   --
    Separate Account Charges 2.40% ......................................            --         1.174                   --
    Separate Account Charges 2.45% ......................................         1,188         1.291                1,533
    Separate Account Charges 2.50% ......................................            --         1.077                   --
    Separate Account Charges 2.55% ......................................            --         1.077                   --
    Separate Account Charges 2.60% ......................................            --         1.171                   --
    Separate Account Charges 2.65% ......................................            --         1.170                   --
  Federated Stock Portfolio
    Separate Account Charges 1.30% ......................................            --         1.080                   --
    Separate Account Charges 1.40% ......................................            --         1.077                   --
    Separate Account Charges 1.50% ......................................            --         1.074                   --
    Separate Account Charges 1.55% ......................................            --         1.072                   --
    Separate Account Charges 1.60% ......................................            --         1.071                   --
    Separate Account Charges 1.65% ......................................            --         1.248                   --
    Separate Account Charges 1.70% ......................................            --         1.333                   --
    Separate Account Charges 1.75% ......................................       135,468         1.066              144,475
    Separate Account Charges 1.80% ......................................            --         1.331                   --
    Separate Account Charges 1.85% ......................................       186,768         1.064              198,639

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
The Travelers Series Trust (continued)
  Federated Stock Portfolio (continued)
    Separate Account Charges 1.90% ......................................            --      $  1.328         $         --
    Separate Account Charges 1.95% ......................................            --         1.327                   --
    Separate Account Charges 2.00% ......................................            --         1.325                   --
    Separate Account Charges 2.05% ......................................            --         1.058                   --
    Separate Account Charges 2.10% ......................................            --         1.241                   --
    Separate Account Charges 2.15% ......................................       107,094         1.321              141,487
    Separate Account Charges 2.20% ......................................            --         1.239                   --
    Separate Account Charges 2.25% ......................................       116,006         1.318              152,949
    Separate Account Charges 2.35% ......................................            --         1.236                   --
    Separate Account Charges 2.40% ......................................            --         1.235                   --
    Separate Account Charges 2.45% ......................................         4,395         1.313                5,771
    Separate Account Charges 2.50% ......................................            --         1.078                   --
    Separate Account Charges 2.55% ......................................            --         1.078                   --
    Separate Account Charges 2.60% ......................................            --         1.232                   --
    Separate Account Charges 2.65% ......................................            --         1.231                   --
  Large Cap Portfolio
    Separate Account Charges 1.30% ......................................       362,622         0.724              262,444
    Separate Account Charges 1.40% ......................................       229,272         0.720              165,094
    Separate Account Charges 1.50% ......................................            --         0.864                   --
    Separate Account Charges 1.55% ......................................         5,924         0.715                4,233
    Separate Account Charges 1.60% ......................................            --         0.861                   --
    Separate Account Charges 1.65% ......................................            --         1.179                   --
    Separate Account Charges 1.70% ......................................        47,608         1.241               59,075
    Separate Account Charges 1.75% ......................................        24,729         0.856               21,170
    Separate Account Charges 1.80% ......................................       302,101         1.238              374,097
    Separate Account Charges 1.85% ......................................       587,004         1.103              647,626
    Separate Account Charges 1.90% ......................................       193,842         1.236              239,551
    Separate Account Charges 1.95% ......................................            --         1.235                   --
    Separate Account Charges 2.00% ......................................         3,521         1.233                4,342
    Separate Account Charges 2.05% ......................................            --         1.096                   --
    Separate Account Charges 2.10% ......................................            --         1.172                   --
    Separate Account Charges 2.15% ......................................        71,256         1.230               87,610
    Separate Account Charges 2.20% ......................................            --         1.170                   --
    Separate Account Charges 2.25% ......................................       638,667         1.227              783,647
    Separate Account Charges 2.35% ......................................            --         1.168                   --
    Separate Account Charges 2.40% ......................................            --         1.167                   --
    Separate Account Charges 2.45% ......................................            --         1.222                   --
    Separate Account Charges 2.50% ......................................            --         1.048                   --
    Separate Account Charges 2.55% ......................................            --         1.047                   --
    Separate Account Charges 2.60% ......................................            --         1.164                   --
    Separate Account Charges 2.65% ......................................         9,804         1.163               11,399

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
The Travelers Series Trust (continued)
  Lazard International Stock Portfolio
    Separate Account Charges 1.30% ......................................        16,556      $  1.228         $     20,324
    Separate Account Charges 1.40% ......................................        85,884         1.224              105,139
    Separate Account Charges 1.50% ......................................        36,442         1.221               44,490
    Separate Account Charges 1.55% ......................................            --         1.219                   --
    Separate Account Charges 1.60% ......................................            --         1.217                   --
    Separate Account Charges 1.65% ......................................            --         1.321                   --
    Separate Account Charges 1.70% ......................................         1,103         1.441                1,589
    Separate Account Charges 1.75% ......................................            --         1.212                   --
    Separate Account Charges 1.80% ......................................       334,945         1.438              481,590
    Separate Account Charges 1.85% ......................................       377,857         1.209              456,856
    Separate Account Charges 1.90% ......................................       195,264         1.435              280,185
    Separate Account Charges 1.95% ......................................            --         1.433                   --
    Separate Account Charges 2.00% ......................................            --         1.432                   --
    Separate Account Charges 2.05% ......................................        30,586         1.202               36,778
    Separate Account Charges 2.10% ......................................            --         1.313                   --
    Separate Account Charges 2.15% ......................................       157,537         1.428              224,899
    Separate Account Charges 2.20% ......................................            --         1.311                   --
    Separate Account Charges 2.25% ......................................       820,537         1.425            1,169,011
    Separate Account Charges 2.35% ......................................         2,184         1.308                2,858
    Separate Account Charges 2.40% ......................................        33,663         1.308               44,016
    Separate Account Charges 2.45% ......................................        51,990         1.419               73,769
    Separate Account Charges 2.50% ......................................            --         1.144                   --
    Separate Account Charges 2.55% ......................................            --         1.144                   --
    Separate Account Charges 2.60% ......................................        98,803         1.304              128,832
    Separate Account Charges 2.65% ......................................            --         1.303                   --
  Merrill Lynch Large Cap Core Portfolio
    Separate Account Charges 1.30% ......................................       193,486         0.765              148,052
    Separate Account Charges 1.40% ......................................       339,737         0.761              258,626
    Separate Account Charges 1.50% ......................................        14,141         0.869               12,282
    Separate Account Charges 1.55% ......................................            --         0.755                   --
    Separate Account Charges 1.60% ......................................            --         0.865                   --
    Separate Account Charges 1.65% ......................................            --         1.244                   --
    Separate Account Charges 1.70% ......................................        34,564         1.321               45,659
    Separate Account Charges 1.75% ......................................         4,740         0.861                4,081
    Separate Account Charges 1.80% ......................................       105,100         1.318              138,551
    Separate Account Charges 1.85% ......................................       528,392         1.145              604,906
    Separate Account Charges 1.90% ......................................         7,738         1.316               10,180
    Separate Account Charges 1.95% ......................................            --         1.314                   --
    Separate Account Charges 2.00% ......................................            --         1.313                   --
    Separate Account Charges 2.05% ......................................        33,831         1.137               38,478
    Separate Account Charges 2.10% ......................................            --         1.236                   --
    Separate Account Charges 2.15% ......................................        66,131         1.309               86,560
    Separate Account Charges 2.20% ......................................            --         1.235                   --
    Separate Account Charges 2.25% ......................................       236,555         1.306              309,003
    Separate Account Charges 2.35% ......................................         6,671         1.232                8,219
    Separate Account Charges 2.40% ......................................            --         1.231                   --
    Separate Account Charges 2.45% ......................................         3,795         1.301                4,937
    Separate Account Charges 2.50% ......................................            --         1.123                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
The Travelers Series Trust (continued)
  Merrill Lynch Large Cap Core Portfolio (continued)
    Separate Account Charges 2.55% ......................................            --      $  1.123         $         --
    Separate Account Charges 2.60% ......................................            --         1.228                   --
    Separate Account Charges 2.65% ......................................            --         1.227                   --
  MFS Emerging Growth Portfolio
    Separate Account Charges 1.30% ......................................        97,124         0.655               63,628
    Separate Account Charges 1.40% ......................................       311,501         0.652              203,019
    Separate Account Charges 1.50% ......................................        30,876         0.766               23,637
    Separate Account Charges 1.55% ......................................         8,071         0.647                5,220
    Separate Account Charges 1.60% ......................................            --         0.763                   --
    Separate Account Charges 1.65% ......................................            --         1.228                   --
    Separate Account Charges 1.70% ......................................        50,357         1.367               68,819
    Separate Account Charges 1.75% ......................................        14,735         0.759               11,180
    Separate Account Charges 1.80% ......................................       384,780         1.364              524,779
    Separate Account Charges 1.85% ......................................       180,941         1.104              199,697
    Separate Account Charges 1.90% ......................................       137,234         1.361              186,785
    Separate Account Charges 1.95% ......................................            --         1.360                   --
    Separate Account Charges 2.00% ......................................         1,415         1.358                1,922
    Separate Account Charges 2.05% ......................................            --         1.096                   --
    Separate Account Charges 2.10% ......................................            --         1.220                   --
    Separate Account Charges 2.15% ......................................        12,107         1.354               16,394
    Separate Account Charges 2.20% ......................................            --         1.218                   --
    Separate Account Charges 2.25% ......................................       237,712         1.351              321,237
    Separate Account Charges 2.35% ......................................            --         1.216                   --
    Separate Account Charges 2.40% ......................................            --         1.215                   --
    Separate Account Charges 2.45% ......................................        38,397         1.346               51,677
    Separate Account Charges 2.50% ......................................            --         1.081                   --
    Separate Account Charges 2.55% ......................................            --         1.080                   --
    Separate Account Charges 2.60% ......................................         7,801         1.212                9,454
    Separate Account Charges 2.65% ......................................            --         1.211                   --
  MFS Mid Cap Growth Portfolio
    Separate Account Charges 1.30% ......................................            --         0.840                   --
    Separate Account Charges 1.40% ......................................            --         0.837                   --
    Separate Account Charges 1.50% ......................................            --         0.835                   --
    Separate Account Charges 1.55% ......................................            --         0.834                   --
    Separate Account Charges 1.60% ......................................            --         0.833                   --
    Separate Account Charges 1.65% ......................................            --         1.272                   --
    Separate Account Charges 1.70% ......................................            --         1.472                   --
    Separate Account Charges 1.75% ......................................        18,766         0.829               15,561
    Separate Account Charges 1.80% ......................................            --         1.469                   --
    Separate Account Charges 1.85% ......................................       197,288         0.827              163,138
    Separate Account Charges 1.90% ......................................            --         1.466                   --
    Separate Account Charges 1.95% ......................................            --         1.465                   --
    Separate Account Charges 2.00% ......................................            --         1.463                   --
    Separate Account Charges 2.05% ......................................        10,388         0.822                8,542
    Separate Account Charges 2.10% ......................................            --         1.264                   --
    Separate Account Charges 2.15% ......................................        94,125         1.459              137,325

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
The Travelers Series Trust (continued)
  MFS Mid Cap Growth Portfolio (continued)
    Separate Account Charges 2.20% ......................................            --      $  1.263         $         --
    Separate Account Charges 2.25% ......................................       183,666         1.456              267,421
    Separate Account Charges 2.35% ......................................            --         1.260                   --
    Separate Account Charges 2.40% ......................................            --         1.259                   --
    Separate Account Charges 2.45% ......................................        11,068         1.450               16,050
    Separate Account Charges 2.50% ......................................            --         1.073                   --
    Separate Account Charges 2.55% ......................................            --         1.072                   --
    Separate Account Charges 2.60% ......................................            --         1.256                   --
    Separate Account Charges 2.65% ......................................            --         1.255                   --
  MFS Value Portfolio
    Separate Account Charges 1.30% ......................................            --         1.123                   --
    Separate Account Charges 1.40% ......................................        20,871         1.122               23,421
    Separate Account Charges 1.50% ......................................        16,893         1.121               18,944
    Separate Account Charges 1.55% ......................................            --         1.121                   --
    Separate Account Charges 1.60% ......................................            --         1.121                   --
    Separate Account Charges 1.65% ......................................            --         1.120                   --
    Separate Account Charges 1.70% ......................................            --         1.120                   --
    Separate Account Charges 1.75% ......................................        29,551         1.120               33,084
    Separate Account Charges 1.80% ......................................       172,177         1.119              192,698
    Separate Account Charges 1.85% ......................................        22,370         1.119               25,028
    Separate Account Charges 1.90% ......................................        79,566         1.118               88,991
    Separate Account Charges 1.95% ......................................            --         1.118                   --
    Separate Account Charges 2.00% ......................................            --         1.118                   --
    Separate Account Charges 2.05% ......................................         8,567         1.117                9,572
    Separate Account Charges 2.10% ......................................            --         1.117                   --
    Separate Account Charges 2.15% ......................................         9,859         1.117               11,009
    Separate Account Charges 2.20% ......................................            --         1.116                   --
    Separate Account Charges 2.25% ......................................       152,817         1.116              170,523
    Separate Account Charges 2.35% ......................................            --         1.115                   --
    Separate Account Charges 2.40% ......................................            --         1.115                   --
    Separate Account Charges 2.45% ......................................         5,161         1.114                5,752
    Separate Account Charges 2.50% ......................................            --         1.125                   --
    Separate Account Charges 2.55% ......................................            --         1.125                   --
    Separate Account Charges 2.60% ......................................            --         1.113                   --
    Separate Account Charges 2.65% ......................................            --         1.113                   --
  Pioneer Fund Portfolio
    Separate Account Charges 1.30% ......................................            --         1.336                   --
    Separate Account Charges 1.40% ......................................        84,799         1.333              113,079
    Separate Account Charges 1.50% ......................................        10,551         1.331               14,046
    Separate Account Charges 1.55% ......................................         4,469         1.330                5,945
    Separate Account Charges 1.60% ......................................            --         1.329                   --
    Separate Account Charges 1.65% ......................................            --         1.234                   --
    Separate Account Charges 1.70% ......................................            --         1.327                   --
    Separate Account Charges 1.75% ......................................        17,677         1.326               23,435
    Separate Account Charges 1.80% ......................................       299,231         1.325              396,368
    Separate Account Charges 1.85% ......................................        68,258         1.324               90,342

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
The Travelers Series Trust (continued)
  Pioneer Fund Portfolio (continued)
    Separate Account Charges 1.90% ......................................       201,931      $  1.322         $    267,038
    Separate Account Charges 1.95% ......................................            --         1.321                   --
    Separate Account Charges 2.00% ......................................            --         1.320                   --
    Separate Account Charges 2.05% ......................................         1,735         1.319                2,289
    Separate Account Charges 2.10% ......................................            --         1.226                   --
    Separate Account Charges 2.15% ......................................         3,791         1.317                4,992
    Separate Account Charges 2.20% ......................................            --         1.225                   --
    Separate Account Charges 2.25% ......................................       202,671         1.315              266,459
    Separate Account Charges 2.35% ......................................            --         1.222                   --
    Separate Account Charges 2.40% ......................................            --         1.221                   --
    Separate Account Charges 2.45% ......................................        50,441         1.310               66,096
    Separate Account Charges 2.50% ......................................            --         1.092                   --
    Separate Account Charges 2.55% ......................................            --         1.092                   --
    Separate Account Charges 2.60% ......................................        16,914         1.218               20,598
    Separate Account Charges 2.65% ......................................            --         1.217                   --
  Social Awareness Stock Portfolio
    Separate Account Charges 1.30% ......................................            --         1.084                   --
    Separate Account Charges 1.40% ......................................            --         1.083                   --
    Separate Account Charges 1.50% ......................................            --         1.082                   --
    Separate Account Charges 1.55% ......................................            --         1.082                   --
    Separate Account Charges 1.60% ......................................            --         1.082                   --
    Separate Account Charges 1.65% ......................................            --         1.081                   --
    Separate Account Charges 1.70% ......................................            --         1.081                   --
    Separate Account Charges 1.75% ......................................         3,000         1.081                3,242
    Separate Account Charges 1.80% ......................................            --         1.080                   --
    Separate Account Charges 1.85% ......................................            --         1.080                   --
    Separate Account Charges 1.90% ......................................            --         1.080                   --
    Separate Account Charges 1.95% ......................................            --         1.079                   --
    Separate Account Charges 2.00% ......................................            --         1.079                   --
    Separate Account Charges 2.05% ......................................            --         1.078                   --
    Separate Account Charges 2.10% ......................................            --         1.078                   --
    Separate Account Charges 2.15% ......................................            --         1.078                   --
    Separate Account Charges 2.20% ......................................            --         1.077                   --
    Separate Account Charges 2.25% ......................................        37,480         1.077               40,367
    Separate Account Charges 2.35% ......................................            --         1.076                   --
    Separate Account Charges 2.40% ......................................            --         1.076                   --
    Separate Account Charges 2.45% ......................................            --         1.076                   --
    Separate Account Charges 2.50% ......................................            --         1.074                   --
    Separate Account Charges 2.55% ......................................            --         1.074                   --
    Separate Account Charges 2.60% ......................................            --         1.075                   --
    Separate Account Charges 2.65% ......................................            --         1.074                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
  Travelers Quality Bond Portfolio
    Separate Account Charges 1.30% ......................................            --         1.141                   --
    Separate Account Charges 1.40% ......................................            --         1.138                   --
    Separate Account Charges 1.50% ......................................            --         1.135                   --
    Separate Account Charges 1.55% ......................................            --         1.133                   --
    Separate Account Charges 1.60% ......................................            --         1.132                   --
    Separate Account Charges 1.65% ......................................            --         1.042                   --
    Separate Account Charges 1.70% ......................................            --         1.083                   --
    Separate Account Charges 1.75% ......................................       213,616         1.127              240,737
    Separate Account Charges 1.80% ......................................            --         1.081                   --
    Separate Account Charges 1.85% ......................................       426,060         1.124              478,826
    Separate Account Charges 1.90% ......................................            --         1.079                   --
    Separate Account Charges 1.95% ......................................            --         1.078                   --
    Separate Account Charges 2.00% ......................................            --         1.077                   --
    Separate Account Charges 2.05% ......................................            --         1.118                   --
    Separate Account Charges 2.10% ......................................            --         1.036                   --
    Separate Account Charges 2.15% ......................................       229,252         1.073              246,060
    Separate Account Charges 2.20% ......................................            --         1.034                   --
    Separate Account Charges 2.25% ......................................       234,137         1.071              250,790
    Separate Account Charges 2.35% ......................................            --         1.032                   --
    Separate Account Charges 2.40% ......................................            --         1.031                   --
    Separate Account Charges 2.45% ......................................        30,261         1.067               32,282
    Separate Account Charges 2.50% ......................................            --         1.031                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
The Travelers Series Trust (continued)
  Travelers Quality Bond Portfolio (continued)
    Separate Account Charges 2.55% ......................................            --      $  1.031         $         --
    Separate Account Charges 2.60% ......................................            --         1.029                   --
    Separate Account Charges 2.65% ......................................            --         1.028                   --
  U.S. Government Securities Portfolio
    Separate Account Charges 1.30% ......................................            --         1.053                   --
    Separate Account Charges 1.40% ......................................            --         1.052                   --
    Separate Account Charges 1.50% ......................................            --         1.052                   --
    Separate Account Charges 1.55% ......................................            --         1.051                   --
    Separate Account Charges 1.60% ......................................            --         1.051                   --
    Separate Account Charges 1.65% ......................................            --         1.051                   --
    Separate Account Charges 1.70% ......................................            --         1.050                   --
    Separate Account Charges 1.75% ......................................         2,000         1.050                2,100
    Separate Account Charges 1.80% ......................................            --         1.050                   --
    Separate Account Charges 1.85% ......................................            --         1.049                   --
    Separate Account Charges 1.90% ......................................            --         1.049                   --
    Separate Account Charges 1.95% ......................................            --         1.049                   --
    Separate Account Charges 2.00% ......................................            --         1.048                   --
    Separate Account Charges 2.05% ......................................            --         1.048                   --
    Separate Account Charges 2.10% ......................................            --         1.047                   --
    Separate Account Charges 2.15% ......................................        20,108         1.047               21,057
    Separate Account Charges 2.20% ......................................            --         1.047                   --
    Separate Account Charges 2.25% ......................................        16,481         1.046               17,246
    Separate Account Charges 2.35% ......................................            --         1.046                   --
    Separate Account Charges 2.40% ......................................            --         1.045                   --
    Separate Account Charges 2.45% ......................................        26,273         1.045               27,457
    Separate Account Charges 2.50% ......................................            --         1.072                   --
    Separate Account Charges 2.55% ......................................            --         1.071                   --
    Separate Account Charges 2.60% ......................................            --         1.044                   --
    Separate Account Charges 2.65% ......................................            --         1.044                   --

Travelers Series Fund Inc.
  AIM Capital Appreciation Portfolio
    Separate Account Charges 1.30% ......................................         7,530         0.872                6,564
    Separate Account Charges 1.40% ......................................        80,474         0.869               69,892
    Separate Account Charges 1.50% ......................................         2,495         0.885                2,209
    Separate Account Charges 1.55% ......................................            --         0.864                   --
    Separate Account Charges 1.60% ......................................            --         0.882                   --
    Separate Account Charges 1.65% ......................................            --         1.193                   --
    Separate Account Charges 1.70% ......................................        59,808         1.287               76,986
    Separate Account Charges 1.75% ......................................        12,441         0.877               10,916
    Separate Account Charges 1.80% ......................................       239,422         1.285              307,559
    Separate Account Charges 1.85% ......................................       375,674         1.196              449,461
    Separate Account Charges 1.90% ......................................       205,108         1.282              262,943
    Separate Account Charges 1.95% ......................................            --         1.281                   --
    Separate Account Charges 2.00% ......................................            --         1.279                   --
    Separate Account Charges 2.05% ......................................            --         1.189                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Travelers Series Fund Inc. (continued)
  AIM Capital Appreciation Portfolio (continued)
    Separate Account Charges 2.10% ......................................            --      $  1.185         $         --
    Separate Account Charges 2.15% ......................................       122,713         1.275              156,514
    Separate Account Charges 2.20% ......................................            --         1.184                   --
    Separate Account Charges 2.25% ......................................       433,213         1.273              551,417
    Separate Account Charges 2.35% ......................................         9,847         1.181               11,631
    Separate Account Charges 2.40% ......................................            --         1.180                   --
    Separate Account Charges 2.45% ......................................            --         1.268                   --
    Separate Account Charges 2.50% ......................................            --         1.054                   --
    Separate Account Charges 2.55% ......................................            --         1.053                   --
    Separate Account Charges 2.60% ......................................            --         1.177                   --
    Separate Account Charges 2.65% ......................................            --         1.176                   --
  MFS Total Return Portfolio
    Separate Account Charges 1.30% ......................................     1,174,241         1.343            1,577,480
    Separate Account Charges 1.40% ......................................     3,458,131         1.337            4,622,080
    Separate Account Charges 1.50% ......................................     1,076,243         1.147            1,234,119
    Separate Account Charges 1.55% ......................................         7,853         1.326               10,416
    Separate Account Charges 1.60% ......................................            --         1.143                   --
    Separate Account Charges 1.65% ......................................            --         1.185                   --
    Separate Account Charges 1.70% ......................................       728,909         1.238              902,232
    Separate Account Charges 1.75% ......................................       366,021         1.137              416,011
    Separate Account Charges 1.80% ......................................     4,150,019         1.235            5,126,421
    Separate Account Charges 1.85% ......................................     4,470,786         1.258            5,624,060
    Separate Account Charges 1.90% ......................................     2,625,579         1.233            3,236,677
    Separate Account Charges 1.95% ......................................            --         1.231                   --
    Separate Account Charges 2.00% ......................................         3,680         1.230                4,527
    Separate Account Charges 2.05% ......................................        46,257         1.250               57,811
    Separate Account Charges 2.10% ......................................         9,432         1.177               11,103
    Separate Account Charges 2.15% ......................................     1,076,462         1.226            1,320,265
    Separate Account Charges 2.20% ......................................         4,470         1.176                5,254
    Separate Account Charges 2.25% ......................................     8,449,630         1.224           10,342,065
    Separate Account Charges 2.35% ......................................        63,089         1.173               74,008
    Separate Account Charges 2.40% ......................................       231,817         1.172              271,752
    Separate Account Charges 2.45% ......................................       351,659         1.219              428,668
    Separate Account Charges 2.50% ......................................            --         1.095                   --
    Separate Account Charges 2.55% ......................................            --         1.095                   --
    Separate Account Charges 2.60% ......................................        58,405         1.169               68,276
    Separate Account Charges 2.65% ......................................            --         1.168                   --
  Pioneer Strategic Income Portfolio
    Separate Account Charges 1.30% ......................................            --         1.096                   --
    Separate Account Charges 1.40% ......................................       242,440         1.096              265,607
    Separate Account Charges 1.50% ......................................        33,364         1.095               36,528
    Separate Account Charges 1.55% ......................................            --         1.094                   --
    Separate Account Charges 1.60% ......................................            --         1.094                   --
    Separate Account Charges 1.65% ......................................            --         1.094                   --
    Separate Account Charges 1.70% ......................................         5,622         1.093                6,147
    Separate Account Charges 1.75% ......................................            --         1.093                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Travelers Series Fund Inc. (continued)
  Pioneer Strategic Income Portfolio (continued)
    Separate Account Charges 1.80% ......................................       407,548      $  1.093         $    445,318
    Separate Account Charges 1.85% ......................................       828,053         1.092              904,486
    Separate Account Charges 1.90% ......................................       320,293         1.092              349,743
    Separate Account Charges 1.95% ......................................            --         1.092                   --
    Separate Account Charges 2.00% ......................................        34,210         1.091               37,331
    Separate Account Charges 2.05% ......................................        30,316         1.091               33,071
    Separate Account Charges 2.10% ......................................            --         1.091                   --
    Separate Account Charges 2.15% ......................................       103,830         1.090              113,189
    Separate Account Charges 2.20% ......................................         7,982         1.090                8,698
    Separate Account Charges 2.25% ......................................       438,335         1.089              477,532
    Separate Account Charges 2.35% ......................................         8,613         1.089                9,377
    Separate Account Charges 2.40% ......................................        76,457         1.088               83,212
    Separate Account Charges 2.45% ......................................        67,513         1.088               73,453
    Separate Account Charges 2.50% ......................................            --         1.103                   --
    Separate Account Charges 2.55% ......................................            --         1.103                   --
    Separate Account Charges 2.60% ......................................            --         1.087                   --
    Separate Account Charges 2.65% ......................................         1,191         1.087                1,294
  SB Adjustable Rate Income Portfolio - Class I Shares
    Separate Account Charges 1.30% ......................................        40,362         0.998               40,290
    Separate Account Charges 1.40% ......................................       211,555         0.997              210,910
    Separate Account Charges 1.50% ......................................        44,674         0.996               44,478
    Separate Account Charges 1.55% ......................................            --         0.995                   --
    Separate Account Charges 1.60% ......................................            --         0.994                   --
    Separate Account Charges 1.65% ......................................            --         0.994                   --
    Separate Account Charges 1.70% ......................................            --         0.993                   --
    Separate Account Charges 1.75% ......................................        12,693         0.992               12,596
    Separate Account Charges 1.80% ......................................       777,354         0.992              770,954
    Separate Account Charges 1.85% ......................................        90,836         0.991               90,033
    Separate Account Charges 1.90% ......................................       202,209         0.990              200,282
    Separate Account Charges 1.95% ......................................            --         0.990                   --
    Separate Account Charges 2.00% ......................................         2,514         0.989                2,487
    Separate Account Charges 2.05% ......................................            --         0.989                   --
    Separate Account Charges 2.10% ......................................            --         0.988                   --
    Separate Account Charges 2.15% ......................................        96,297         0.987               95,073
    Separate Account Charges 2.20% ......................................         7,585         0.987                7,484
    Separate Account Charges 2.25% ......................................     1,892,813         0.986            1,866,325
    Separate Account Charges 2.35% ......................................       103,512         0.985              101,937
    Separate Account Charges 2.40% ......................................            --         0.984                   --
    Separate Account Charges 2.45% ......................................        27,260         0.983               26,809
    Separate Account Charges 2.50% ......................................         7,699         0.997                7,676
    Separate Account Charges 2.55% ......................................            --         0.997                   --
    Separate Account Charges 2.60% ......................................         5,606         0.982                5,503
    Separate Account Charges 2.65% ......................................            --         0.981                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Travelers Series Fund Inc. (continued)
  Smith Barney Aggressive Growth Portfolio
    Separate Account Charges 1.30% ......................................     1,310,672      $  1.254          $ 1,643,329
    Separate Account Charges 1.40% ......................................     4,218,706         1.247            5,262,142
    Separate Account Charges 1.50% ......................................     1,064,925         0.870              926,413
    Separate Account Charges 1.55% ......................................        51,222         1.238               63,398
    Separate Account Charges 1.60% ......................................            --         0.867                   --
    Separate Account Charges 1.65% ......................................        11,227         1.230               13,814
    Separate Account Charges 1.70% ......................................     1,213,908         1.359            1,650,208
    Separate Account Charges 1.75% ......................................            --         0.862                   --
    Separate Account Charges 1.80% ......................................     6,540,377         1.357            8,873,057
    Separate Account Charges 1.85% ......................................     3,272,964         1.143            3,741,398
    Separate Account Charges 1.90% ......................................     3,329,614         1.354            4,507,956
    Separate Account Charges 1.95% ......................................            --         1.353                   --
    Separate Account Charges 2.00% ......................................         2,707         1.351                3,657
    Separate Account Charges 2.05% ......................................        92,170         1.136              104,674
    Separate Account Charges 2.10% ......................................        12,861         1.223               15,726
    Separate Account Charges 2.15% ......................................            --         1.347                   --
    Separate Account Charges 2.20% ......................................            --         1.221                   --
    Separate Account Charges 2.25% ......................................     8,924,780         1.344           11,997,194
    Separate Account Charges 2.35% ......................................       115,318         1.219              140,518
    Separate Account Charges 2.40% ......................................         9,044         1.218               11,013
    Separate Account Charges 2.45% ......................................       199,978         1.339              267,726
    Separate Account Charges 2.50% ......................................            --         1.065                   --
    Separate Account Charges 2.55% ......................................            --         1.065                   --
    Separate Account Charges 2.60% ......................................        79,432         1.214               96,456
    Separate Account Charges 2.65% ......................................            --         1.213                   --
  Smith Barney High Income Portfolio
    Separate Account Charges 1.30% ......................................       716,412         1.148              822,740
    Separate Account Charges 1.40% ......................................     1,342,536         1.143            1,533,920
    Separate Account Charges 1.50% ......................................       198,065         1.215              240,600
    Separate Account Charges 1.55% ......................................         5,214         1.134                5,912
    Separate Account Charges 1.60% ......................................            --         1.210                   --
    Separate Account Charges 1.65% ......................................            --         1.198                   --
    Separate Account Charges 1.70% ......................................       938,742         1.372            1,287,528
    Separate Account Charges 1.75% ......................................            --         1.204                   --
    Separate Account Charges 1.80% ......................................     2,553,497         1.369            3,495,088
    Separate Account Charges 1.85% ......................................     1,653,615         1.337            2,211,695
    Separate Account Charges 1.90% ......................................     1,428,316         1.366            1,951,035
    Separate Account Charges 1.95% ......................................            --         1.365                   --
    Separate Account Charges 2.00% ......................................        40,792         1.363               55,607
    Separate Account Charges 2.05% ......................................        18,983         1.329               25,225
    Separate Account Charges 2.10% ......................................        58,956         1.191               70,217
    Separate Account Charges 2.15% ......................................         7,657         1.359               10,406
    Separate Account Charges 2.20% ......................................        86,793         1.189              103,228
    Separate Account Charges 2.25% ......................................     3,993,608         1.356            5,416,219
    Separate Account Charges 2.35% ......................................        71,552         1.187               84,924
    Separate Account Charges 2.40% ......................................        17,398         1.186               20,635
    Separate Account Charges 2.45% ......................................        24,080         1.351               32,525
    Separate Account Charges 2.50% ......................................            --         1.084                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Travelers Series Fund Inc. (continued)
  Smith Barney High Income Portfolio (continued)
    Separate Account Charges 2.55% ......................................            --      $  1.083         $         --
    Separate Account Charges 2.60% ......................................        13,128         1.183               15,527
    Separate Account Charges 2.65% ......................................            --         1.182                   --
  Smith Barney International All Cap Growth Portfolio
    Separate Account Charges 1.30% ......................................       109,830         0.662               72,704
    Separate Account Charges 1.40% ......................................       125,506         0.659               82,660
    Separate Account Charges 1.50% ......................................            --         0.883                   --
    Separate Account Charges 1.55% ......................................            --         0.654                   --
    Separate Account Charges 1.60% ......................................            --         0.880                   --
    Separate Account Charges 1.65% ......................................            --         1.363                   --
    Separate Account Charges 1.70% ......................................            --         1.432                   --
    Separate Account Charges 1.75% ......................................            --         0.876                   --
    Separate Account Charges 1.80% ......................................            --         1.429                   --
    Separate Account Charges 1.85% ......................................        29,358         1.234               36,241
    Separate Account Charges 1.90% ......................................            --         1.426                   --
    Separate Account Charges 1.95% ......................................            --         1.424                   --
    Separate Account Charges 2.00% ......................................            --         1.423                   --
    Separate Account Charges 2.05% ......................................            --         1.226                   --
    Separate Account Charges 2.10% ......................................            --         1.354                   --
    Separate Account Charges 2.15% ......................................            --         1.418                   --
    Separate Account Charges 2.20% ......................................            --         1.353                   --
    Separate Account Charges 2.25% ......................................        20,659         1.416               29,244
    Separate Account Charges 2.35% ......................................            --         1.350                   --
    Separate Account Charges 2.40% ......................................            --         1.349                   --
    Separate Account Charges 2.45% ......................................            --         1.410                   --
    Separate Account Charges 2.50% ......................................            --         1.154                   --
    Separate Account Charges 2.55% ......................................            --         1.154                   --
    Separate Account Charges 2.60% ......................................            --         1.345                   --
    Separate Account Charges 2.65% ......................................            --         1.344                   --
  Smith Barney Large Cap Value Portfolio
    Separate Account Charges 1.30% ......................................       393,882         0.988              389,039
    Separate Account Charges 1.40% ......................................       369,241         0.983              362,839
    Separate Account Charges 1.50% ......................................            --         0.914                   --
    Separate Account Charges 1.55% ......................................            --         0.975                   --
    Separate Account Charges 1.60% ......................................            --         0.910                   --
    Separate Account Charges 1.65% ......................................            --         1.250                   --
    Separate Account Charges 1.70% ......................................            --         1.322                   --
    Separate Account Charges 1.75% ......................................            --         0.906                   --
    Separate Account Charges 1.80% ......................................            --         1.320                   --
    Separate Account Charges 1.85% ......................................       177,763         1.097              194,942
    Separate Account Charges 1.90% ......................................            --         1.317                   --
    Separate Account Charges 1.95% ......................................            --         1.316                   --
    Separate Account Charges 2.00% ......................................            --         1.314                   --
    Separate Account Charges 2.05% ......................................            --         1.090                   --
    Separate Account Charges 2.10% ......................................            --         1.242                   --
    Separate Account Charges 2.15% ......................................            --         1.310                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Travelers Series Fund Inc. (continued)
  Smith Barney Large Cap Value Portfolio (continued)
    Separate Account Charges 2.20% ......................................            --      $  1.241         $         --
    Separate Account Charges 2.25% ......................................        58,386         1.308               76,352
    Separate Account Charges 2.35% ......................................            --         1.238                   --
    Separate Account Charges 2.40% ......................................            --         1.237                   --
    Separate Account Charges 2.45% ......................................            --         1.302                   --
    Separate Account Charges 2.50% ......................................            --         1.080                   --
    Separate Account Charges 2.55% ......................................            --         1.080                   --
    Separate Account Charges 2.60% ......................................            --         1.234                   --
    Separate Account Charges 2.65% ......................................            --         1.233                   --
  Smith Barney Large Capitalization Growth Portfolio
    Separate Account Charges 1.30% ......................................       607,137         0.926              562,423
    Separate Account Charges 1.40% ......................................     1,720,065         0.922            1,585,203
    Separate Account Charges 1.50% ......................................       100,138         0.984               98,496
    Separate Account Charges 1.55% ......................................            --         0.914                   --
    Separate Account Charges 1.60% ......................................        26,366         0.980               25,841
    Separate Account Charges 1.65% ......................................            --         1.156                   --
    Separate Account Charges 1.70% ......................................       208,788         1.354              282,795
    Separate Account Charges 1.75% ......................................            --         0.975                   --
    Separate Account Charges 1.80% ......................................     1,460,997         1.352            1,974,810
    Separate Account Charges 1.85% ......................................     1,352,456         1.245            1,684,001
    Separate Account Charges 1.90% ......................................       877,426         1.349            1,183,581
    Separate Account Charges 1.95% ......................................            --         1.348                   --
    Separate Account Charges 2.00% ......................................         9,394         1.346               12,646
    Separate Account Charges 2.05% ......................................       112,011         1.237              138,562
    Separate Account Charges 2.10% ......................................            --         1.148                   --
    Separate Account Charges 2.15% ......................................            --         1.342                   --
    Separate Account Charges 2.20% ......................................            --         1.147                   --
    Separate Account Charges 2.25% ......................................     3,125,257         1.339            4,185,717
    Separate Account Charges 2.35% ......................................            --         1.144                   --
    Separate Account Charges 2.40% ......................................        47,540         1.144               54,365
    Separate Account Charges 2.45% ......................................       147,968         1.334              197,372
    Separate Account Charges 2.50% ......................................            --         0.989                   --
    Separate Account Charges 2.55% ......................................            --         0.989                   --
    Separate Account Charges 2.60% ......................................            --         1.140                   --
    Separate Account Charges 2.65% ......................................            --         1.140                   --
  Smith Barney Mid Cap Core Portfolio
    Separate Account Charges 1.30% ......................................       381,702         1.351              515,493
    Separate Account Charges 1.40% ......................................       587,236         1.344              788,993
    Separate Account Charges 1.50% ......................................       206,573         1.029              212,554
    Separate Account Charges 1.55% ......................................         8,689         1.333               11,584
    Separate Account Charges 1.60% ......................................        25,663         1.025               26,312
    Separate Account Charges 1.65% ......................................         5,219         1.260                6,578
    Separate Account Charges 1.70% ......................................       403,080         1.353              545,336
    Separate Account Charges 1.75% ......................................            --         1.020                   --
    Separate Account Charges 1.80% ......................................     1,815,921         1.350            2,451,802
    Separate Account Charges 1.85% ......................................       654,161         1.352              884,212

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Travelers Series Fund Inc. (continued)
  Smith Barney Mid Cap Core Portfolio (continued)
    Separate Account Charges 1.90% ......................................       725,410      $  1.347         $    977,417
    Separate Account Charges 1.95% ......................................            --         1.346                   --
    Separate Account Charges 2.00% ......................................        14,742         1.345               19,823
    Separate Account Charges 2.05% ......................................        14,847         1.343               19,937
    Separate Account Charges 2.10% ......................................            --         1.252                   --
    Separate Account Charges 2.15% ......................................            --         1.341                   --
    Separate Account Charges 2.20% ......................................            --         1.251                   --
    Separate Account Charges 2.25% ......................................     1,628,496         1.338            2,178,628
    Separate Account Charges 2.35% ......................................       250,879         1.248              313,125
    Separate Account Charges 2.40% ......................................            --         1.247                   --
    Separate Account Charges 2.45% ......................................       178,711         1.332              238,107
    Separate Account Charges 2.50% ......................................            --         1.094                   --
    Separate Account Charges 2.55% ......................................         9,888         1.093               10,810
    Separate Account Charges 2.60% ......................................         4,492         1.244                5,587
    Separate Account Charges 2.65% ......................................            --         1.243                   --
  Smith Barney Money Market Portfolio
    Separate Account Charges 1.30% ......................................     1,994,070         1.066            2,125,818
    Separate Account Charges 1.40% ......................................       933,637         1.060              990,184
    Separate Account Charges 1.50% ......................................       143,313         0.990              141,847
    Separate Account Charges 1.55% ......................................         5,375         1.052                5,657
    Separate Account Charges 1.60% ......................................            --         0.986                   --
    Separate Account Charges 1.65% ......................................        19,959         0.988               19,722
    Separate Account Charges 1.70% ......................................     1,254,797         0.981            1,231,314
    Separate Account Charges 1.75% ......................................            --         0.981                   --
    Separate Account Charges 1.80% ......................................     1,789,598         0.979            1,752,565
    Separate Account Charges 1.85% ......................................     3,211,212         0.973            3,126,006
    Separate Account Charges 1.90% ......................................     1,014,806         0.977              991,741
    Separate Account Charges 1.95% ......................................            --         0.976                   --
    Separate Account Charges 2.00% ......................................        27,896         0.975               27,207
    Separate Account Charges 2.05% ......................................        32,120         0.967               31,064
    Separate Account Charges 2.10% ......................................            --         0.982                   --
    Separate Account Charges 2.15% ......................................            --         0.972                   --
    Separate Account Charges 2.20% ......................................        29,273         0.981               28,705
    Separate Account Charges 2.25% ......................................     2,251,784         0.970            2,184,920
    Separate Account Charges 2.35% ......................................       131,110         0.978              128,297
    Separate Account Charges 2.40% ......................................            --         0.978                   --
    Separate Account Charges 2.45% ......................................       138,012         0.966              133,368
    Separate Account Charges 2.50% ......................................            --         0.993                   --
    Separate Account Charges 2.55% ......................................            --         0.992                   --
    Separate Account Charges 2.60% ......................................            --         0.975                   --
    Separate Account Charges 2.65% ......................................            --         0.974                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Travelers Series Fund Inc. (continued)
  Strategic Equity Portfolio
    Separate Account Charges 1.30% ......................................       193,464      $  0.729         $    141,110
    Separate Account Charges 1.40% ......................................       128,507         0.726               93,250
    Separate Account Charges 1.50% ......................................            --         0.789                   --
    Separate Account Charges 1.55% ......................................        22,836         0.720               16,443
    Separate Account Charges 1.60% ......................................            --         0.786                   --
    Separate Account Charges 1.65% ......................................            --         1.213                   --
    Separate Account Charges 1.70% ......................................         6,178         1.369                8,459
    Separate Account Charges 1.75% ......................................        19,856         0.782               15,525
    Separate Account Charges 1.80% ......................................        73,019         1.366               99,774
    Separate Account Charges 1.85% ......................................       192,976         1.054              203,410
    Separate Account Charges 1.90% ......................................        73,485         1.364              100,208
    Separate Account Charges 1.95% ......................................            --         1.362                   --
    Separate Account Charges 2.00% ......................................            --         1.361                   --
    Separate Account Charges 2.05% ......................................            --         1.047                   --
    Separate Account Charges 2.10% ......................................            --         1.205                   --
    Separate Account Charges 2.15% ......................................        23,249         1.357               31,542
    Separate Account Charges 2.20% ......................................            --         1.203                   --
    Separate Account Charges 2.25% ......................................       421,151         1.354              570,210
    Separate Account Charges 2.35% ......................................            --         1.201                   --
    Separate Account Charges 2.40% ......................................         9,423         1.200               11,309
    Separate Account Charges 2.45% ......................................            --         1.348                   --
    Separate Account Charges 2.50% ......................................            --         1.097                   --
    Separate Account Charges 2.55% ......................................            --         1.097                   --
    Separate Account Charges 2.60% ......................................            --         1.197                   --
    Separate Account Charges 2.65% ......................................            --         1.196                   --
  Travelers Managed Income Portfolio
    Separate Account Charges 1.30% ......................................       981,921         1.222            1,200,394
    Separate Account Charges 1.40% ......................................       982,241         1.216            1,194,628
    Separate Account Charges 1.50% ......................................       101,718         1.098              111,719
    Separate Account Charges 1.55% ......................................            --         1.207                   --
    Separate Account Charges 1.60% ......................................            --         1.094                   --
    Separate Account Charges 1.65% ......................................        17,272         1.043               18,013
    Separate Account Charges 1.70% ......................................       940,269         1.093            1,028,022
    Separate Account Charges 1.75% ......................................            --         1.089                   --
    Separate Account Charges 1.80% ......................................     1,728,934         1.091            1,886,453
    Separate Account Charges 1.85% ......................................     3,291,375         1.057            3,479,778
    Separate Account Charges 1.90% ......................................     1,119,058         1.089            1,218,519
    Separate Account Charges 1.95% ......................................            --         1.088                   --
    Separate Account Charges 2.00% ......................................        22,533         1.087               24,486
    Separate Account Charges 2.05% ......................................       117,811         1.050              123,744
    Separate Account Charges 2.10% ......................................        21,513         1.036               22,295
    Separate Account Charges 2.15% ......................................            --         1.083                   --
    Separate Account Charges 2.20% ......................................        20,659         1.035               21,381
    Separate Account Charges 2.25% ......................................     4,415,032         1.081            4,773,284
    Separate Account Charges 2.35% ......................................        53,765         1.033               55,526
    Separate Account Charges 2.40% ......................................            --         1.032                   --
    Separate Account Charges 2.45% ......................................        48,751         1.077               52,492
    Separate Account Charges 2.50% ......................................         7,480         1.028                7,690

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Travelers Series Fund Inc. (continued)
  Travelers Managed Income Portfolio (continued)
    Separate Account Charges 2.55% ......................................            --      $  1.028         $         --
    Separate Account Charges 2.60% ......................................        66,571         1.029               68,514
    Separate Account Charges 2.65% ......................................            --         1.028                   --
  Van Kampen Enterprise Portfolio
    Separate Account Charges 1.30% ......................................        38,094         0.664               25,313
    Separate Account Charges 1.40% ......................................        98,488         0.661               65,105
    Separate Account Charges 1.50% ......................................            --         0.814                   --
    Separate Account Charges 1.55% ......................................        16,759         0.656               10,994
    Separate Account Charges 1.60% ......................................            --         0.811                   --
    Separate Account Charges 1.65% ......................................            --         1.155                   --
    Separate Account Charges 1.70% ......................................         5,698         1.219                6,944
    Separate Account Charges 1.75% ......................................            --         0.807                   --
    Separate Account Charges 1.80% ......................................        41,436         1.216               50,392
    Separate Account Charges 1.85% ......................................       124,503         1.041              129,610
    Separate Account Charges 1.90% ......................................        95,663         1.214              116,100
    Separate Account Charges 1.95% ......................................            --         1.212                   --
    Separate Account Charges 2.00% ......................................            --         1.211                   --
    Separate Account Charges 2.05% ......................................            --         1.034                   --
    Separate Account Charges 2.10% ......................................            --         1.148                   --
    Separate Account Charges 2.15% ......................................            --         1.207                   --
    Separate Account Charges 2.20% ......................................            --         1.146                   --
    Separate Account Charges 2.25% ......................................       112,094         1.205              135,074
    Separate Account Charges 2.35% ......................................            --         1.144                   --
    Separate Account Charges 2.40% ......................................            --         1.143                   --
    Separate Account Charges 2.45% ......................................            --         1.200                   --
    Separate Account Charges 2.50% ......................................            --         1.036                   --
    Separate Account Charges 2.55% ......................................            --         1.035                   --
    Separate Account Charges 2.60% ......................................        54,319         1.140               61,915
    Separate Account Charges 2.65% ......................................            --         1.139                   --

Van Kampen Life Investment Trust
  Comstock Portfolio - Class II Shares
    Separate Account Charges 1.30% ......................................            --         1.150                   --
    Separate Account Charges 1.40% ......................................            --         1.147                   --
    Separate Account Charges 1.50% ......................................            --         1.144                   --
    Separate Account Charges 1.55% ......................................            --         1.143                   --
    Separate Account Charges 1.60% ......................................            --         1.141                   --
    Separate Account Charges 1.65% ......................................            --         1.314                   --
    Separate Account Charges 1.70% ......................................            --         1.447                   --
    Separate Account Charges 1.75% ......................................        37,765         1.136               42,910
    Separate Account Charges 1.80% ......................................            --         1.444                   --
    Separate Account Charges 1.85% ......................................       360,935         1.133              408,982
    Separate Account Charges 1.90% ......................................            --         1.441                   --
    Separate Account Charges 1.95% ......................................            --         1.439                   --
    Separate Account Charges 2.00% ......................................            --         1.438                   --
    Separate Account Charges 2.05% ......................................            --         1.127                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Van Kampen Life Investment Trust (continued)
  Comstock Portfolio - Class II Shares (continued)
    Separate Account Charges 2.10% ......................................            --      $  1.306         $         --
    Separate Account Charges 2.15% ......................................       116,832         1.433              167,472
    Separate Account Charges 2.20% ......................................            --         1.304                   --
    Separate Account Charges 2.25% ......................................       428,534         1.431              613,030
    Separate Account Charges 2.35% ......................................            --         1.302                   --
    Separate Account Charges 2.40% ......................................            --         1.301                   --
    Separate Account Charges 2.45% ......................................        10,848         1.425               15,455
    Separate Account Charges 2.50% ......................................            --         1.130                   --
    Separate Account Charges 2.55% ......................................            --         1.130                   --
    Separate Account Charges 2.60% ......................................            --         1.297                   --
    Separate Account Charges 2.65% ......................................            --         1.296                   --
  Emerging Growth Portfolio - Class I Shares
    Separate Account Charges 1.30% ......................................       221,492         0.714              158,056
    Separate Account Charges 1.40% ......................................       350,996         0.710              249,185
    Separate Account Charges 1.50% ......................................        43,996         0.745               32,756
    Separate Account Charges 1.55% ......................................         2,675         0.704                1,884
    Separate Account Charges 1.60% ......................................            --         0.742                   --
    Separate Account Charges 1.65% ......................................            --         1.176                   --
    Separate Account Charges 1.70% ......................................       107,315         1.264              135,675
    Separate Account Charges 1.75% ......................................            --         0.738                   --
    Separate Account Charges 1.80% ......................................       113,944         1.262              143,762
    Separate Account Charges 1.85% ......................................        96,939         0.987               95,718
    Separate Account Charges 1.90% ......................................        37,311         1.259               46,979
    Separate Account Charges 1.95% ......................................            --         1.258                   --
    Separate Account Charges 2.00% ......................................            --         1.257                   --
    Separate Account Charges 2.05% ......................................            --         0.981                   --
    Separate Account Charges 2.10% ......................................            --         1.169                   --
    Separate Account Charges 2.15% ......................................            --         1.253                   --
    Separate Account Charges 2.20% ......................................            --         1.167                   --
    Separate Account Charges 2.25% ......................................       104,386         1.250              130,500
    Separate Account Charges 2.35% ......................................            --         1.165                   --
    Separate Account Charges 2.40% ......................................            --         1.164                   --
    Separate Account Charges 2.45% ......................................            --         1.245                   --
    Separate Account Charges 2.50% ......................................            --         1.058                   --
    Separate Account Charges 2.55% ......................................            --         1.058                   --
    Separate Account Charges 2.60% ......................................        12,500         1.161               14,511
    Separate Account Charges 2.65% ......................................            --         1.160                   --
  Enterprise Portfolio - Class II Shares
    Separate Account Charges 1.30% ......................................            --         0.923                   --
    Separate Account Charges 1.40% ......................................            --         0.921                   --
    Separate Account Charges 1.50% ......................................            --         0.918                   --
    Separate Account Charges 1.55% ......................................            --         0.917                   --
    Separate Account Charges 1.60% ......................................            --         0.916                   --
    Separate Account Charges 1.65% ......................................            --         1.158                   --
    Separate Account Charges 1.70% ......................................            --         1.218                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Van Kampen Life Investment Trust (continued)
  Enterprise Portfolio - Class II Shares (continued)
    Separate Account Charges 1.75% ......................................            --      $  0.912         $         --
    Separate Account Charges 1.80% ......................................            --         1.216                   --
    Separate Account Charges 1.85% ......................................         2,000         0.909                1,817
    Separate Account Charges 1.90% ......................................            --         1.213                   --
    Separate Account Charges 1.95% ......................................            --         1.212                   --
    Separate Account Charges 2.00% ......................................            --         1.211                   --
    Separate Account Charges 2.05% ......................................            --         0.904                   --
    Separate Account Charges 2.10% ......................................            --         1.151                   --
    Separate Account Charges 2.15% ......................................         1,722         1.207                2,078
    Separate Account Charges 2.20% ......................................            --         1.150                   --
    Separate Account Charges 2.25% ......................................            --         1.205                   --
    Separate Account Charges 2.35% ......................................            --         1.147                   --
    Separate Account Charges 2.40% ......................................            --         1.146                   --
    Separate Account Charges 2.45% ......................................            --         1.200                   --
    Separate Account Charges 2.50% ......................................            --         1.037                   --
    Separate Account Charges 2.55% ......................................            --         1.036                   --
    Separate Account Charges 2.60% ......................................            --         1.143                   --
    Separate Account Charges 2.65% ......................................            --         1.142                   --

Variable Annuity Portfolios
  Smith Barney Small Cap Growth Opportunities Portfolio
    Separate Account Charges 1.30% ......................................       127,107         1.110              141,061
    Separate Account Charges 1.40% ......................................       254,740         1.106              281,679
    Separate Account Charges 1.50% ......................................        34,142         1.093               37,304
    Separate Account Charges 1.55% ......................................            --         1.100                   --
    Separate Account Charges 1.60% ......................................            --         1.089                   --
    Separate Account Charges 1.65% ......................................            --         1.406                   --
    Separate Account Charges 1.70% ......................................        78,814         1.546              121,870
    Separate Account Charges 1.75% ......................................            --         1.083                   --
    Separate Account Charges 1.80% ......................................       729,454         1.543            1,125,647
    Separate Account Charges 1.85% ......................................       292,379         1.403              410,178
    Separate Account Charges 1.90% ......................................       236,806         1.540              364,677
    Separate Account Charges 1.95% ......................................            --         1.538                   --
    Separate Account Charges 2.00% ......................................            --         1.537                   --
    Separate Account Charges 2.05% ......................................        15,034         1.394               20,953
    Separate Account Charges 2.10% ......................................            --         1.397                   --
    Separate Account Charges 2.15% ......................................            --         1.532                   --
    Separate Account Charges 2.20% ......................................            --         1.395                   --
    Separate Account Charges 2.25% ......................................       361,220         1.529              552,316
    Separate Account Charges 2.35% ......................................            --         1.393                   --
    Separate Account Charges 2.40% ......................................            --         1.392                   --
    Separate Account Charges 2.45% ......................................         2,820         1.523                4,294
    Separate Account Charges 2.50% ......................................            --         1.168                   --
    Separate Account Charges 2.55% ......................................            --         1.168                   --
    Separate Account Charges 2.60% ......................................            --         1.388                   --
    Separate Account Charges 2.65% ......................................            --         1.387                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Variable Annuity Portfolios (continued)
Variable Insurance Products Fund II
  Contrafund(R) Portfolio - Service Class
    Separate Account Charges 1.30% ......................................       168,972      $  1.169         $    197,610
    Separate Account Charges 1.40% ......................................       572,293         1.163              665,838
    Separate Account Charges 1.50% ......................................        62,969         1.209               76,143
    Separate Account Charges 1.55% ......................................        10,052         1.154               11,605
    Separate Account Charges 1.60% ......................................            --         1.205                   --
    Separate Account Charges 1.65% ......................................         5,023         1.297                6,512
    Separate Account Charges 1.70% ......................................       401,681         1.419              570,000
    Separate Account Charges 1.75% ......................................            --         1.199                   --
    Separate Account Charges 1.80% ......................................     1,671,006         1.416            2,366,383
    Separate Account Charges 1.85% ......................................     1,366,552         1.419            1,939,710
    Separate Account Charges 1.90% ......................................     1,184,830         1.413            1,674,472
    Separate Account Charges 1.95% ......................................            --         1.412                   --
    Separate Account Charges 2.00% ......................................         2,113         1.410                2,980
    Separate Account Charges 2.05% ......................................        13,584         1.410               19,155
    Separate Account Charges 2.10% ......................................        21,572         1.288               27,794
    Separate Account Charges 2.15% ......................................        15,205         1.406               21,380
    Separate Account Charges 2.20% ......................................            --         1.287                   --
    Separate Account Charges 2.25% ......................................     3,260,531         1.403            4,575,186
    Separate Account Charges 2.35% ......................................            --         1.284                   --
    Separate Account Charges 2.40% ......................................            --         1.283                   --
    Separate Account Charges 2.45% ......................................        82,528         1.397              115,331
    Separate Account Charges 2.50% ......................................            --         1.107                   --
    Separate Account Charges 2.55% ......................................            --         1.106                   --
    Separate Account Charges 2.60% ......................................        11,796         1.280               15,094
    Separate Account Charges 2.65% ......................................            --         1.279                   --
  Contrafund(R) Portfolio - Service Class 2
    Separate Account Charges 1.30% ......................................            --         1.252                   --
    Separate Account Charges 1.40% ......................................            --         1.249                   --
    Separate Account Charges 1.50% ......................................            --         1.245                   --
    Separate Account Charges 1.55% ......................................            --         1.243                   --
    Separate Account Charges 1.60% ......................................            --         1.242                   --
    Separate Account Charges 1.65% ......................................            --         1.294                   --
    Separate Account Charges 1.70% ......................................            --         1.414                   --
    Separate Account Charges 1.75% ......................................        64,992         1.237               80,367
    Separate Account Charges 1.80% ......................................            --         1.411                   --
    Separate Account Charges 1.85% ......................................       413,003         1.233              509,307
    Separate Account Charges 1.90% ......................................            --         1.408                   --
    Separate Account Charges 1.95% ......................................            --         1.407                   --
    Separate Account Charges 2.00% ......................................            --         1.406                   --
    Separate Account Charges 2.05% ......................................            --         1.226                   --
    Separate Account Charges 2.10% ......................................            --         1.286                   --
    Separate Account Charges 2.15% ......................................       141,891         1.401              198,837
    Separate Account Charges 2.20% ......................................            --         1.285                   --
    Separate Account Charges 2.25% ......................................       617,309         1.398              863,298
    Separate Account Charges 2.35% ......................................         1,554         1.282                1,992
    Separate Account Charges 2.40% ......................................            --         1.281                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Variable Insurance Products Fund II (continued)
  Contrafund(R) Portfolio - Service Class 2 (continued)
    Separate Account Charges 2.45% ......................................        13,101      $  1.393         $     18,246
    Separate Account Charges 2.50% ......................................            --         1.106                   --
    Separate Account Charges 2.55% ......................................            --         1.106                   --
    Separate Account Charges 2.60% ......................................            --         1.277                   --
    Separate Account Charges 2.65% ......................................         1,038         1.276                1,325

Variable Insurance Products Fund III
  Dynamic Capital Appreciation Portfolio - Service Class 2
    Separate Account Charges 1.30% ......................................            --         1.069                   --
    Separate Account Charges 1.40% ......................................            --         1.066                   --
    Separate Account Charges 1.50% ......................................            --         1.063                   --
    Separate Account Charges 1.55% ......................................            --         1.061                   --
    Separate Account Charges 1.60% ......................................            --         1.060                   --
    Separate Account Charges 1.65% ......................................            --         1.103                   --
    Separate Account Charges 1.70% ......................................            --         1.166                   --
    Separate Account Charges 1.75% ......................................            --         1.055                   --
    Separate Account Charges 1.80% ......................................            --         1.164                   --
    Separate Account Charges 1.85% ......................................        29,169         1.053               30,702
    Separate Account Charges 1.90% ......................................            --         1.161                   --
    Separate Account Charges 1.95% ......................................            --         1.160                   --
    Separate Account Charges 2.00% ......................................            --         1.159                   --
    Separate Account Charges 2.05% ......................................            --         1.047                   --
    Separate Account Charges 2.10% ......................................            --         1.096                   --
    Separate Account Charges 2.15% ......................................        20,400         1.155               23,572
    Separate Account Charges 2.20% ......................................            --         1.095                   --
    Separate Account Charges 2.25% ......................................        90,383         1.153              104,219
    Separate Account Charges 2.35% ......................................            --         1.092                   --
    Separate Account Charges 2.40% ......................................            --         1.092                   --
    Separate Account Charges 2.45% ......................................            --         1.148                   --
    Separate Account Charges 2.50% ......................................            --         1.039                   --
    Separate Account Charges 2.55% ......................................            --         1.039                   --
    Separate Account Charges 2.60% ......................................            --         1.089                   --
    Separate Account Charges 2.65% ......................................            --         1.088                   --
  Mid Cap Portfolio - Service Class 2
    Separate Account Charges 1.30% ......................................       220,808         1.440              317,970
    Separate Account Charges 1.40% ......................................       960,282         1.436            1,379,043
    Separate Account Charges 1.50% ......................................       270,065         1.432              386,759
    Separate Account Charges 1.55% ......................................         5,974         1.430                8,544
    Separate Account Charges 1.60% ......................................            --         1.428                   --
    Separate Account Charges 1.65% ......................................            --         1.471                   --
    Separate Account Charges 1.70% ......................................       299,647         1.643              492,352

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Variable Insurance Products Fund III (continued)
  Mid Cap Portfolio - Service Class 2 (continued)
    Separate Account Charges 1.75% ......................................       102,705      $  1.422         $    146,073
    Separate Account Charges 1.80% ......................................     1,219,522         1.640            1,999,732
    Separate Account Charges 1.85% ......................................     1,597,207         1.418            2,265,352
    Separate Account Charges 1.90% ......................................     1,093,125         1.636            1,788,808
    Separate Account Charges 1.95% ......................................            --         1.635                   --
    Separate Account Charges 2.00% ......................................         8,965         1.633               14,641
    Separate Account Charges 2.05% ......................................        46,989         1.411               66,280
    Separate Account Charges 2.10% ......................................            --         1.462                   --
    Separate Account Charges 2.15% ......................................       257,511         1.628              419,252
    Separate Account Charges 2.20% ......................................            --         1.460                   --
    Separate Account Charges 2.25% ......................................     2,561,022         1.625            4,161,043
    Separate Account Charges 2.35% ......................................         7,282         1.457               10,610
    Separate Account Charges 2.40% ......................................         8,322         1.456               12,118
    Separate Account Charges 2.45% ......................................        55,163         1.618               89,262
    Separate Account Charges 2.50% ......................................            --         1.226                   --
    Separate Account Charges 2.55% ......................................            --         1.226                   --
    Separate Account Charges 2.60% ......................................         5,627         1.452                8,171
    Separate Account Charges 2.65% ......................................           783         1.451                1,135

Net Contract Owners' Equity .............................................                                     $662,518,577
                                                                                                              ============

6. STATEMENT OF INVESTMENTS                                                           FOR THE YEAR ENDED DECEMBER 31, 2004
                                                                           ------------------------------------------------------

INVESTMENTS                                                                    NO. OF        MARKET       COST OF      PROCEEDS
                                                                               SHARES        VALUE       PURCHASES    FROM SALES
                                                                           ------------  ------------  ------------  ------------
CAPITAL APPRECIATION FUND (0.0%)
    Total (Cost $163,574)                                                         2,986  $    197,739  $     89,185  $     12,012
                                                                           ------------  ------------  ------------  ------------

HIGH YIELD BOND TRUST (0.0%)
    Total (Cost $118,653)                                                        11,647       115,418       119,160           518
                                                                           ------------  ------------  ------------  ------------

MANAGED ASSETS TRUST (0.0%)
    Total (Cost $49,616)                                                          2,944        49,072        49,708            93
                                                                           ------------  ------------  ------------  ------------

MONEY MARKET PORTFOLIO (0.2%)
    Total (Cost $1,411,260)                                                   1,411,260     1,411,260     1,960,313       866,310
                                                                           ------------  ------------  ------------  ------------

AIM VARIABLE INSURANCE FUNDS, INC. (0.2%)
  AIM V.I. Capital Appreciation Fund - Series II (Cost $602,787)                 28,827       648,612       618,458        18,542
  AIM V.I. Mid Cap Core Equity Fund - Series II (Cost $240,657)                  18,965       247,308       247,910         8,181
  AIM V.I. Premier Equity Fund - Series I (Cost $218,182)                        11,638       247,890         7,506        56,961
                                                                           ------------  ------------  ------------  ------------
    Total (Cost $1,061,626)                                                      59,430     1,143,810       873,874        83,684
                                                                           ------------  ------------  ------------  ------------

ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC. (0.6%)
  AllianceBernstein Growth and Income Portfolio - Class B (Cost $2,067,511)      99,393     2,372,500     1,195,644        86,662
  AllianceBernstein Premier Growth Portfolio - Class B (Cost $1,766,055)         68,436     1,581,549       584,863       127,652
                                                                           ------------  ------------  ------------  ------------
    Total (Cost $3,833,566)                                                     167,829     3,954,049     1,780,507       214,314
                                                                           ------------  ------------  ------------  ------------

AMERICAN FUNDS INSURANCE SERIES (15.6%)
  Global Growth Fund - Class 2 Shares (Cost $11,733,380)                        765,266    13,185,538     8,894,448        70,602
  Growth Fund - Class 2 Shares (Cost $36,111,639)                               793,927    40,569,657    25,632,117        37,630
  Growth-Income Fund - Class 2 Shares (Cost $44,862,627)                      1,354,201    49,617,930    31,431,065       180,957
                                                                           ------------  ------------  ------------  ------------
    Total (Cost $92,707,646)                                                  2,913,394   103,373,125    65,957,630       289,189
                                                                           ------------  ------------  ------------  ------------

CREDIT SUISSE TRUST (0.0%)
  Credit Suisse Trust Emerging Markets Portfolio
    Total (Cost $10,476)                                                          1,130        14,958         2,881         1,003
                                                                           ------------  ------------  ------------  ------------

DELAWARE VIP TRUST (0.2%)
  Delaware VIP REIT Series - Standard Class
    Total (Cost $1,247,735)                                                      85,674     1,634,662       779,816        47,409
                                                                           ------------  ------------  ------------  ------------

DREYFUS VARIABLE INVESTMENT FUND (0.1%)
  Dreyfus VIF Appreciation Portfolio - Initial Shares (Cost $323,096)             9,870       350,972       165,618        32,261
  Dreyfus VIF Developing Leaders Portfolio - Initial Shares (Cost $185,680)       5,053       209,950       168,352        27,415
                                                                           ------------  ------------  ------------  ------------
    Total (Cost $508,776)                                                        14,923       560,922       333,970        59,676
                                                                           ------------  ------------  ------------  ------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (4.6%)
  Franklin Rising Dividends Securities Fund - Class 2 Shares
    (Cost $1,778,235)                                                           107,950     1,890,200     1,794,085        18,308
  Franklin Small Cap Fund - Class 2 Shares (Cost $4,911,267)                    281,787     5,475,119     3,485,304       103,978
  Mutual Shares Securities Fund - Class 2 Shares (Cost $6,506,067)              442,755     7,367,439     4,501,963       116,774
  Templeton Developing Markets Securities Fund - Class 2 Shares
    (Cost $2,407,725)                                                           326,710     2,832,574     2,174,310        35,905
  Templeton Foreign Securities Fund - Class 2 Shares (Cost $9,122,769)          738,133    10,592,209     6,862,893       158,747
  Templeton Growth Securities Fund - Class 2 Shares (Cost $1,969,392)           173,571     2,226,911     1,548,231        51,169
                                                                           ------------  ------------  ------------  ------------
    Total (Cost $26,695,455)                                                  2,070,906    30,384,452    20,366,786       484,881
                                                                           ------------  ------------  ------------  ------------

6. STATEMENT OF INVESTMENTS (CONTINUED)                                             FOR THE YEAR ENDED DECEMBER 31, 2004
                                                                           ------------------------------------------------------

INVESTMENTS                                                                   NO. OF        MARKET        COST OF      PROCEEDS
                                                                              SHARES        VALUE        PURCHASES    FROM SALES
                                                                           ------------  ------------  ------------  ------------
GREENWICH STREET SERIES FUND (11.0%)
  Appreciation Portfolio (Cost $16,179,048)                                     765,206  $ 17,928,774  $  8,823,264  $    219,663
  Diversified Strategic Income Portfolio (Cost $12,362,911)                   1,327,919    12,349,645     7,948,430       191,158
  Equity Index Portfolio - Class II Shares (Cost $8,313,522)                    314,161     9,274,023     4,616,822       137,912
  Fundamental Value Portfolio (Cost $28,987,941)                              1,477,240    31,169,763    19,420,726       716,123
  Salomon Brothers Variable Aggressive Growth Fund - Class I Shares
    (Cost $688,329)                                                              35,912       762,404       316,578        14,850
  Salomon Brothers Variable Aggressive Growth Fund - Class II Shares
    (Cost $1,062,404)                                                            53,854     1,133,633     1,064,544         4,107
  Salomon Brothers Variable Growth & Income Fund - Class I Shares
    (Cost $174,533)                                                              40,315       197,944        33,102        11,719
                                                                           ------------  ------------  ------------  ------------
    Total (Cost $67,768,688)                                                  4,014,607    72,816,186    42,223,466     1,295,532
                                                                           ------------  ------------  ------------  ------------

JANUS ASPEN SERIES (0.4%)
  Balanced Portfolio - Service Shares (Cost $1,151,912)                          50,938     1,285,669       246,590        83,712
  Global Life Sciences Portfolio - Service Shares (Cost $10,724)                  1,664        13,097         2,178           540
  Global Technology Portfolio - Service Shares (Cost $86,666)                    27,812        98,732        29,500        51,488
  Mid Cap Growth Portfolio - Service Shares (Cost $977,505)                      40,465     1,026,184       361,366        57,133
  Worldwide Growth Portfolio - Service Shares (Cost $61,483)                      2,464        65,594        30,881         1,628
                                                                           ------------  ------------  ------------  ------------
    Total (Cost $2,288,290)                                                     123,343     2,489,276       670,515       194,501
                                                                           ------------  ------------  ------------  ------------

LAZARD RETIREMENT SERIES, INC. (0.4%)
  Lazard Retirement Small Cap Portfolio
    Total (Cost $2,423,414)                                                     159,451     2,694,727     2,285,605       134,908
                                                                           ------------  ------------  ------------  ------------

LORD ABBETT SERIES FUND, INC. (1.3%)
  Growth and Income Portfolio (Cost $3,555,527)                                 141,402     3,843,295     3,134,620        22,172
  Mid-Cap Value Portfolio (Cost $3,971,610)                                     215,944     4,489,483     3,548,693       185,413
                                                                           ------------  ------------  ------------  ------------
    Total (Cost $7,527,137)                                                     357,346     8,332,778     6,683,313       207,585
                                                                           ------------  ------------  ------------  ------------

MERRILL LYNCH VARIABLE SERIES FUNDS, INC. (0.3%)
  Merrill Lynch Global Allocation V.I. Fund - Class III (Cost $527,437)          47,814       553,689       534,725         8,712
  Merrill Lynch Value Opportunities V.I. Fund - Class III (Cost $2,009,936)     190,484     1,714,356     2,019,304        10,418
                                                                           ------------  ------------  ------------  ------------
    Total (Cost $2,537,373)                                                     238,298     2,268,045     2,554,029        19,130
                                                                           ------------  ------------  ------------  ------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS (0.3%)
  Oppenheimer Capital Appreciation Fund/VA - Service Shares (Cost $742,058)      21,306       782,558       742,323         3,256
  Oppenheimer Global Securities Fund/VA - Service Shares (Cost $912,623)         35,055     1,028,152       924,795        15,362
  Oppenheimer Main Street Fund/VA - Service Shares (Cost $83,386)                 4,271        88,415        85,928         2,584
                                                                           ------------  ------------  ------------  ------------
    Total (Cost $1,738,067)                                                      60,632     1,899,125     1,753,046        21,202
                                                                           ------------  ------------  ------------  ------------

PIMCO VARIABLE INSURANCE TRUST (8.5%)
  Real Return Portfolio - Administrative Class (Cost $9,379,406)                731,275     9,448,069     8,620,536       167,548
    Total Return Portfolio - Administrative Class (Cost $46,238,358)          4,449,575    46,765,029    22,223,319     1,462,226
                                                                           ------------  ------------  ------------  ------------
    Total (Cost $55,617,764)                                                  5,180,850    56,213,098    30,843,855     1,629,774
                                                                           ------------  ------------  ------------  ------------

PIONEER VARIABLE CONTRACTS TRUST (1.4%)
  Pioneer America Income VCT Portfolio - Class II Shares (Cost $687,613)         67,915       687,298       710,193        23,569
  Pioneer Balanced VCT Portfolio - Class II Shares (Cost $312,657)               22,199       319,215       316,268         4,601
  Pioneer Emerging Markets VCT Portfolio - Class II Shares (Cost $216,594)       12,693       258,045       223,927        10,060
  Pioneer Equity Income VCT Portfolio - Class II Shares (Cost $899,556)          47,264       977,422       905,979         8,864
  Pioneer Europe VCT Portfolio - Class II Shares (Cost $54,162)                   5,947        62,086        56,054         2,891
  Pioneer Fund VCT Portfolio - Class II Shares (Cost $1,068,990)                 56,559     1,160,018     1,092,851        26,597
  Pioneer Growth Shares VCT Portfolio - Class II Shares (Cost $102,025)           8,328       107,184       102,255         1,191
  Pioneer High Yield VCT Portfolio - Class II Shares (Cost $1,451,379)          126,993     1,482,006     1,578,498       130,437
  Pioneer International Value VCT Portfolio - Class II Shares
    (Cost $206,023)                                                              19,579       231,816       208,577         3,694
  Pioneer Mid Cap Value VCT Portfolio - Class II Shares (Cost $676,113)          30,250       739,311       692,119        18,357

6. STATEMENT OF INVESTMENTS (CONTINUED)                                               FOR THE YEAR ENDED DECEMBER 31, 2004
                                                                           ------------------------------------------------------

INVESTMENTS                                                                   NO. OF        MARKET        COST OF      PROCEEDS
                                                                              SHARES        VALUE        PURCHASES    FROM SALES
                                                                           ------------  ------------  ------------  ------------
PIONEER VARIABLE CONTRACTS TRUST (CONTINUED)
  Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class II Shares
    (Cost $92,866)                                                                9,009        99,906       100,107         7,155
  Pioneer Papp America-Pacific Rim Fund VCT - Class II Shares (Cost $98,615)     10,004       101,445        99,092           476
  Pioneer Papp Small & Mid Cap Growth VCT Portfolio - Class II Shares
    (Cost $306,482)                                                              29,270       318,161       309,091         2,546
  Pioneer Real Estate Shares VCT Portfolio - Class II Shares (Cost $306,406)     14,125       342,665       322,422        19,467
  Pioneer Small Cap Value VCT Portfolio - Class II Shares (Cost $184,814)        13,941       208,424       188,720         5,076
  Pioneer Small Company VCT Portfolio - Class II Shares (Cost $42,591)            3,434        44,130        41,751           165
  Pioneer Strategic Income VCT Portfolio - Class II Shares (Cost $1,240,724)    114,224     1,286,158     1,267,013        28,051
  Pioneer Value VCT Portfolio - Class II Shares (Cost $497,102)                  40,215       538,888       512,002        16,594
                                                                           ------------  ------------  ------------  ------------
    Total (Cost $8,444,712)                                                     631,949     8,964,178     8,726,919       309,791
                                                                           ------------  ------------  ------------  ------------

PUTNAM VARIABLE TRUST (0.9%)
  Putnam VT Discovery Growth Fund - Class IB Shares (Cost $122,206)              32,734       162,687         3,069         2,685
  Putnam VT International Equity Fund - Class IB Shares (Cost $1,342,771)       114,772     1,688,297       513,539       109,742
  Putnam VT Small Cap Value Fund - Class IB Shares (Cost $3,116,589)            182,848     4,167,098     1,521,329       195,702
                                                                           ------------  ------------  ------------  ------------
    Total (Cost $4,581,566)                                                     330,354     6,018,082     2,037,937       308,129
                                                                           ------------  ------------  ------------  ------------

SALOMON BROTHERS VARIABLE SERIES FUNDS INC. (3.2%)
  All Cap Fund - Class I (Cost $9,804,762)                                      660,694    11,119,479     5,154,412       161,931
  Investors Fund - Class I (Cost $5,152,245)                                    417,070     5,759,743     2,863,546        81,524
  Large Cap Growth Fund - Class I (Cost $358,838)                                32,575       381,456       157,633        24,236
  Small Cap Growth Fund - Class I (Cost $2,877,754)                             244,624     3,446,756     1,757,540        64,607
    Total Return Fund - Class II (Cost $263,169)                               23,617       269,476       266,641         4,522
                                                                           ------------  ------------  ------------  ------------
    Total (Cost $18,456,768)                                                  1,378,580    20,976,910    10,199,772       336,820
                                                                           ------------  ------------  ------------  ------------

SMITH BARNEY INVESTMENT SERIES (0.3%)
  Smith Barney Dividend Strategy Portfolio (Cost $1,968,912)                    232,301     2,062,835     1,562,484       190,021
  Smith Barney Premier Selections All Cap Growth Portfolio (Cost $182,088)       16,543       200,670        97,465         8,588
                                                                           ------------  ------------  ------------  ------------
    Total (Cost $2,151,000)                                                     248,844     2,263,505     1,659,949       198,609
                                                                           ------------  ------------  ------------  ------------

SMITH BARNEY MULTIPLE DISCIPLINE TRUST (17.6%)
  Multiple Discipline Portfolio - All Cap Growth and Value
    (Cost $46,660,670)                                                        3,374,766    50,014,029    38,151,783       225,215
  Multiple Discipline Portfolio - Balanced All Cap Growth and Value
    (Cost $44,773,698)                                                        3,570,208    47,019,641    36,777,888       844,582
  Multiple Discipline Portfolio - Global All Cap Growth and Value
    (Cost $11,532,428)                                                          806,963    12,459,512    10,518,683        96,744
  Multiple Discipline Portfolio - Large Cap Growth and Value
    (Cost $6,887,665)                                                           506,883     7,304,191     5,310,227       125,423
                                                                           ------------  ------------  ------------  ------------
    Total (Cost $109,854,461)                                                 8,258,820   116,797,373    90,758,581     1,291,964
                                                                           ------------  ------------  ------------  ------------

THE TRAVELERS SERIES TRUST (4.9%)
  Convertible Securities Portfolio (Cost $4,083,060)                            348,423     4,303,023     2,468,016       144,003
  Disciplined Mid Cap Stock Portfolio (Cost $485,623)                            28,601       565,151       216,105        11,137
  Equity Income Portfolio (Cost $11,929,030)                                    753,286    12,933,921     7,275,128       362,940
  Federated High Yield Portfolio (Cost $781,667)                                 91,139       785,620       525,896        36,813
  Federated Stock Portfolio (Cost $571,652)                                      38,848       643,321       337,405        19,198
  Large Cap Portfolio (Cost $2,450,873)                                         190,975     2,660,288     1,117,309        66,330
  Lazard International Stock Portfolio (Cost $2,768,561)                        268,856     3,070,336     2,664,473       135,530
  Merrill Lynch Large Cap Core Portfolio (Cost $1,493,824)                      184,479     1,669,534       543,197        78,757
  MFS Emerging Growth Portfolio (Cost $1,668,586)                               160,099     1,687,448       857,212       153,104
  MFS Mid Cap Growth Portfolio (Cost $530,492)                                   77,457       608,037       312,212        19,383
  MFS Value Portfolio (Cost $555,182)                                            46,999       579,022       555,509           334
  Pioneer Fund Portfolio (Cost $1,166,265)                                      105,627     1,270,687     1,033,277         9,882
  Social Awareness Stock Portfolio (Cost $39,412)                                 1,795        43,609        39,682           282
  Travelers Quality Bond Portfolio (Cost $1,289,250)                            113,209     1,248,695       773,459       375,750
  U.S. Government Securities Portfolio (Cost $69,365)                             5,322        67,860        69,693           335
                                                                           ------------  ------------  ------------  ------------
    Total (Cost $29,882,842)                                                  2,415,115    32,136,552    18,788,573     1,413,778
                                                                           ------------  ------------  ------------  ------------

6. STATEMENT OF INVESTMENTS (CONTINUED)                                                    FOR THE YEAR ENDED DECEMBER 31, 2004
                                                                           ------------------------------------------------------

INVESTMENTS                                                                   NO. OF        MARKET        COST OF      PROCEEDS
                                                                              SHARES        VALUE        PURCHASES    FROM SALES
                                                                           ------------  ------------  ------------  ------------
TRAVELERS SERIES FUND INC. (23.0%)
  AIM Capital Appreciation Portfolio (Cost $1,725,884)                          178,139  $  1,906,092  $  1,045,860  $     25,916
  MFS Total Return Portfolio (Cost $33,591,775)                               2,061,448    35,333,225    20,258,739       272,593
  Pioneer Strategic Income Portfolio (Cost $2,856,663)                          303,303     2,844,986     2,905,900        51,784
  SB Adjustable Rate Income Portfolio - Class I Shares (Cost $3,501,596)        347,936     3,482,837     3,451,391        74,709
  Smith Barney Aggressive Growth Portfolio (Cost $35,679,381)                 2,951,853    39,318,679    21,602,837       387,096
  Smith Barney High Income Portfolio (Cost $17,474,338)                       2,302,388    17,383,031    10,059,811       444,141
  Smith Barney International All Cap Growth Portfolio (Cost $229,894)            17,028       220,849        41,042        94,774
  Smith Barney Large Cap Value Portfolio (Cost $1,015,408)                       56,717     1,023,172        58,155        81,915
  Smith Barney Large Capitalization Growth Portfolio (Cost $11,336,482)         834,086    11,985,812     6,689,733       694,374
  Smith Barney Mid Cap Core Portfolio (Cost $7,996,702)                         643,797     9,206,298     4,245,682       245,946
  Smith Barney Money Market Portfolio (Cost $12,908,324)                     12,908,324    12,908,324    16,007,803    11,147,446
  Strategic Equity Portfolio (Cost $1,286,336)                                   73,617     1,291,240       400,185        89,967
  Travelers Managed Income Portfolio (Cost $15,794,855)                       1,354,025    15,286,938     8,969,034       470,545
  Van Kampen Enterprise Portfolio (Cost $594,117)                                50,884       601,447       316,622       190,126
                                                                           ------------  ------------  ------------  ------------
    Total (Cost $145,991,755)                                                24,083,545   152,792,930    96,052,794    14,271,332
                                                                           ------------  ------------  ------------  ------------

VAN KAMPEN LIFE INVESTMENT TRUST (0.3%)
  Comstock Portfolio - Class II Shares (Cost $1,022,614)                         91,150     1,247,849       719,849       197,118
  Emerging Growth Portfolio - Class I Shares (Cost $1,098,234)                   38,779     1,009,026       303,682        84,924
  Enterprise Portfolio - Class II Shares (Cost $3,715)                              286         3,895         3,326         1,364
                                                                           ------------  ------------  ------------  ------------
    Total (Cost $2,124,563)                                                     130,215     2,260,770     1,026,857       283,406
                                                                           ------------  ------------  ------------  ------------

VARIABLE ANNUITY PORTFOLIOS (0.5%)
  Smith Barney Small Cap Growth Opportunities Portfolio
    Total (Cost $2,638,274)                                                     268,419     3,059,979     1,846,723        85,535
                                                                           ------------  ------------  ------------  ------------

VARIABLE INSURANCE PRODUCTS FUND II (2.1%)
  Contrafund(R) Portfolio - Service Class (Cost $10,580,319)                    463,068    12,285,193     7,111,391       184,937
  Contrafund(R) Portfolio - Service Class 2 (Cost $1,412,767)                    63,506     1,673,372       821,146        78,095
                                                                           ------------  ------------  ------------  ------------
    Total (Cost $11,993,086)                                                    526,574    13,958,565     7,932,537       263,032
                                                                           ------------  ------------  ------------  ------------

VARIABLE INSURANCE PRODUCTS FUND III (2.1%)
  Dynamic Capital Appreciation Portfolio - Service Class 2 (Cost $143,189)       22,292       158,493       107,042        38,740
  Mid Cap Portfolio - Service Class 2 (Cost $10,845,266)                        454,054    13,567,145     7,938,128       190,035
                                                                           ------------  ------------  ------------  ------------
    Total (Cost $10,988,455)                                                    476,346    13,725,638     8,045,170       228,775
                                                                           ------------  ------------  ------------  ------------

TOTAL INVESTMENTS (100%)
  (COST $614,816,598)                                                                    $662,507,184  $426,403,471  $ 24,552,892
                                                                                         ============  ============  ============

7. FINANCIAL HIGHLIGHTS

                                            YEAR              UNIT VALUE     NET    INVESTMENT(1)  EXPENSE RATIO(2)  TOTAL RETURN(3)
                                           ENDED    UNITS     LOWEST TO    ASSETS      INCOME          LOWEST TO        LOWEST TO
                                           DEC 31  (000S)    HIGHEST ($)   ($000S)    RATIO (%)       HIGHEST (%)      HIGHEST (%)
                                           ------  ------    -----------   -------  -------------  ----------------  ---------------
CAPITAL APPRECIATION FUND                   2004      149   1.117 - 1.385      198          --        1.75 - 2.25      16.39 - 17.51
                                            2003       82   0.952 - 1.183       93        0.15        1.75 - 2.25       5.07 - 22.52
                                            2002        6           0.777        5        1.68               1.85            (22.30)

HIGH YIELD BOND TRUST                       2004      108   1.064 - 1.067      115       18.54        1.75 - 2.25        4.20 - 7.79

MANAGED ASSETS TRUST                        2004       46   1.072 - 1.076       49       14.30        1.75 - 2.25        1.90 - 7.60

MONEY MARKET PORTFOLIO                      2004    1,448   0.973 - 0.980    1,413        1.28        1.75 - 2.65    (1.22) - (0.31)
                                            2003      322   0.985 - 0.986      317        0.77        1.85 - 2.25    (1.01) - (1.00)
                                            2002      503           0.996      501        0.91               1.85             (0.40)
AIM VARIABLE INSURANCE FUNDS, INC.
  AIM V.I. Capital Appreciation Fund -      2004      604   1.068 - 1.078      649          --        1.75 - 2.65       0.56 - 12.77
   Series II                                2003        2           1.032        2          --               1.75               3.20

  AIM V.I. Mid Cap Core Equity Fund -       2004      213   1.158 - 1.164      247        0.05        1.75 - 2.25       7.29 - 11.60
   Series II                                2003        1           1.043        1          --               1.75               4.30

  AIM V.I. Premier Equity Fund - Series I   2004      272   0.783 - 1.232      248        0.46        1.30 - 2.25        3.40 - 4.38
                                            2003      327   0.751 - 1.184      284        0.39        1.30 - 2.25      12.65 - 23.44
                                            2002      132   0.609 - 0.782       82        0.32        1.30 - 1.85     (31.19) - 8.46
                                            2001      131   0.885 - 0.886      116        0.32        1.30 - 1.40   (11.50) - (3.59)
ALLIANCEBERNSTEIN VARIABLE PRODUCT
SERIES FUND, INC.
  AllianceBernstein Growth and Income
    Portfolio - Class B                     2004    1,847   1.113 - 1.365    2,372        0.71        1.30 - 2.45       3.40 - 12.26
                                            2003      930   1.019 - 1.248    1,069        0.46        1.30 - 2.25       7.70 - 30.58
                                            2002       86   0.786 - 0.788       68        0.05        1.30 - 1.85     (21.30) - 5.21
  AllianceBernstein Premier Growth
    Portfolio - Class B                     2004    1,804   0.663 - 1.224    1,582          --        1.30 - 2.40        3.16 - 6.88
                                            2003    1,458   0.621 - 1.150    1,007          --        1.30 - 2.25       1.96 - 21.94
                                            2002    1,339   0.511 - 0.803      690          --        1.30 - 1.85  (31.96) - (18.39)
                                            2001    1,302   0.751 - 0.755      982          --        1.30 - 1.55  (18.72) - (18.47)
AMERICAN FUNDS INSURANCE SERIES
  Global Growth Fund - Class 2 Shares       2004    9,814   1.022 - 1.473   13,186        0.38        1.30 - 2.65       4.64 - 14.31
                                            2003    2,800   0.914 - 1.322    3,119        0.33        1.30 - 2.45       6.43 - 33.53
                                            2002    1,240   0.686 - 0.995      889        0.89        1.30 - 1.85  (16.03) - (12.26)
                                            2001      829   0.817 - 0.821      680        0.74        1.30 - 1.55  (15.51) - (15.36)

  Growth Fund - Class 2 Shares              2004   30,250   0.961 - 1.429   40,570        0.25        1.30 - 2.65       5.26 - 16.73
                                            2003    9,604   0.869 - 1.292   11,304        0.20        1.30 - 2.45       1.28 - 37.58
                                            2002    2,641   0.719 - 0.918    2,012        0.04        1.30 - 1.85  (25.85) - (25.41)
                                            2001    1,479   0.967 - 1.238    1,438        0.45        1.30 - 1.85     (19.42) - 1.64

  Growth-Income Fund - Class 2 Shares       2004   37,264   1.084 - 1.372   49,618        1.26        1.30 - 2.65       5.02 - 12.27
                                            2003   12,284   0.999 - 1.265   14,977        1.70        1.30 - 2.45       0.20 - 30.64
                                            2002    3,708   0.896 - 0.916    3,357        1.16        1.30 - 1.85  (19.86) - (15.55)
                                            2001    2,042   1.119 - 1.143    2,287        1.58        1.30 - 1.85        0.97 - 1.26
CREDIT SUISSE TRUST
  Credit Suisse Trust Emerging Markets      2004       11           1.377       15        0.30               1.85              22.62
    Portfolio                               2003        9           1.123       10          --               1.85              40.20
                                            2002        1           0.801        1        0.15               1.85            (19.90)

                                            YEAR              UNIT VALUE     NET    INVESTMENT(1)  EXPENSE RATIO(2)  TOTAL RETURN(3)
                                           ENDED    UNITS     LOWEST TO    ASSETS      INCOME          LOWEST TO        LOWEST TO
                                           DEC 31  (000S)    HIGHEST ($)   ($000S)    RATIO (%)       HIGHEST (%)      HIGHEST (%)
                                           ------  ------    -----------   -------  -------------  ----------------  ---------------
DELAWARE VIP TRUST
  Delaware VIP REIT Series - Standard       2004      980   1.618 - 1.696    1,635        1.59        1.75 - 2.45      19.93 - 29.12
    Class                                   2003      462   1.255 - 1.319      591        1.75        1.75 - 2.25       1.70 - 31.69
                                            2002      110           0.953      105          --               1.85             (4.70)
DREYFUS VARIABLE INVESTMENT FUND
  Dreyfus VIF Appreciation Portfolio -
    Initial Shares                          2004      332   0.981 - 1.184      351        1.83        1.75 - 2.25        2.70 - 3.15
                                            2003      209   0.951 - 1.150      209        2.64        1.75 - 2.25       4.73 - 19.02
                                            2002       28           0.799       22        3.15               1.85            (20.10)
  Dreyfus VIF Developing Leaders
    Portfolio - Initial Shares              2004      178   1.063 - 1.371      210        0.31        1.75 - 2.45        4.61 - 9.36
                                            2003       52   0.972 - 1.258       52        0.04        1.85 - 2.25       0.00 - 29.26
                                            2002       14           0.752       10        0.04               1.85            (24.80)
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
  Franklin Rising Dividends Securities
    Fund - Class 2 Shares                   2004    1,686   1.116 - 1.127    1,890        0.20        1.75 - 2.65        5.73 - 9.10
                                            2003        2           1.033        2          --               1.75               3.30

  Franklin Small Cap Fund - Class 2         2004    4,257   0.868 - 1.433    5,475          --        1.30 - 2.65       3.30 - 11.81
    Shares                                  2003    1,475   0.795 - 1.307    1,609          --        1.30 - 2.45       0.39 - 35.65
                                            2002      436   0.588 - 0.859      277        0.24        1.30 - 1.85  (29.67) - (24.45)
                                            2001      293   0.836 - 0.837      245        0.39        1.30 - 1.40  (16.40) - (16.38)

  Mutual Shares Securities Fund -           2004    5,772   1.138 - 1.355    7,367        0.71        1.30 - 2.65       0.37 - 11.21
    Class 2 Shares                          2003    2,076   1.035 - 1.223    2,350        0.65        1.30 - 2.25       2.87 - 23.55
                                            2002      222   0.842 - 0.845      187        0.14        1.30 - 1.85   (15.60) - (2.54)
  Templeton Developing Markets
    Securities Fund - Class 2 Shares        2004    1,607   1.750 - 1.784    2,833        1.64        1.30 - 2.45      19.21 - 25.39
                                            2003      195   1.438 - 1.449      281        0.04        1.30 - 2.45       2.13 - 44.90
  Templeton Foreign Securities Fund -
    Class 2 Shares                          2004    7,548   1.079 - 1.498   10,592        0.94        1.30 - 2.65       0.52 - 16.90
                                            2003    2,286   0.925 - 1.285    2,642        1.22        1.30 - 2.45       4.18 - 33.26
                                            2002      762   0.710 - 0.907      571        1.45        1.30 - 1.85  (21.61) - (19.64)
                                            2001      469   0.886 - 0.891      418        2.64        1.30 - 1.55  (17.27) - (17.04)
  Templeton Growth Securities Fund -
    Class 2 Shares                          2004    1,633   1.160 - 1.447    2,227        0.94        1.40 - 2.65       6.23 - 15.15
                                            2003      428   1.024 - 1.263      518        0.92        1.60 - 2.25       3.95 - 29.96
                                            2002       60   0.789 - 0.791       48        0.66        1.60 - 1.85  (20.90) - (10.54)
GREENWICH STREET SERIES FUND
  Appreciation Portfolio                    2004   14,841   1.003 - 1.280   17,929        1.45        1.30 - 2.55      (0.24) - 9.79
                                            2003    7,413   0.936 - 1.196    8,238        1.23        1.30 - 2.45       5.04 - 22.98
                                            2002    1,945   0.789 - 0.920    1,606        1.78        1.30 - 1.85  (18.74) - (16.97)
                                            2001      828   0.971 - 0.973      804        1.35        1.30 - 1.40    (5.27) - (5.17)

  Diversified Strategic Income Portfolio    2004   10,494   1.100 - 1.242   12,350        7.00        1.30 - 2.45        3.58 - 8.07
                                            2003    3,980   1.103 - 1.178    4,530       11.04        1.30 - 2.25       0.80 - 10.30
                                            2002    1,090   1.041 - 1.068    1,159       10.41        1.30 - 1.85        3.07 - 3.49
                                            2001      746   1.030 - 1.032      770        8.52        1.30 - 1.40        1.68 - 1.78

                                            YEAR              UNIT VALUE     NET    INVESTMENT(1)  EXPENSE RATIO(2)  TOTAL RETURN(3)
                                           ENDED    UNITS     LOWEST TO    ASSETS      INCOME          LOWEST TO        LOWEST TO
                                           DEC 31  (000S)    HIGHEST ($)   ($000S)    RATIO (%)       HIGHEST (%)      HIGHEST (%)
                                           ------  ------    -----------   -------  -------------  ----------------  ---------------
GREENWICH STREET SERIES FUND (CONTINUED)
  Equity Index Portfolio - Class II         2004    7,561   0.857 - 1.316    9,274        1.84        1.30 - 2.60       1.94 - 10.01
    Shares                                  2003    3,743   0.790 - 1.214    4,149        2.29        1.30 - 2.45       3.25 - 26.07
                                            2002      628   0.628 - 0.870      446        2.68        1.30 - 1.85   (23.60) - (9.75)
                                            2001      293   0.822 - 0.826      241        0.75        1.30 - 1.55  (13.66) - (13.51)

  Fundamental Value Portfolio               2004   22,953   1.034 - 1.401   31,170        0.93        1.30 - 2.60        3.71 - 8.83
                                            2003    8,916   0.970 - 1.316   11,336        1.36        1.30 - 2.25       4.96 - 36.83
                                            2002    1,755   0.889 - 0.906    1,576        1.31        1.30 - 1.85  (22.49) - (20.18)
                                            2001      979   1.147 - 1.153    1,128        0.64        1.30 - 1.55    (6.75) - (6.56)
  Salomon Brothers Variable Aggressive
    Growth Fund - Class I Shares            2004      567   1.113 - 1.390      762          --        1.60 - 2.35        3.24 - 7.38
                                            2003      314   1.039 - 1.302      406          --        1.60 - 2.25       5.43 - 37.78
                                            2002        3           0.757        2          --               1.60            (24.30)
  Salomon Brothers Variable Aggressive
    Growth Fund - Class II Shares           2004    1,009   1.118 - 1.130    1,134          --        1.75 - 2.65     (2.18) - 10.18
                                            2003        2           1.057        2          --               1.75               5.70
  Salomon Brothers Variable Growth &
    Income Fund - Class I Shares            2004      172   1.085 - 1.307      198        0.96        1.60 - 2.25        5.93 - 7.57
                                            2003      153   1.019 - 1.231      163        1.36        1.60 - 2.25       3.97 - 28.16
                                            2002        1           0.799        1        0.57               1.60            (20.10)
JANUS ASPEN SERIES
  Balanced Portfolio - Service Shares       2004    1,177   1.082 - 1.173    1,286        2.27        1.85 - 2.25        5.88 - 6.29
                                            2003    1,025   1.018 - 1.106    1,052        2.44        1.85 - 2.25       2.69 - 11.62
                                            2002       76           0.912       69        5.56               1.85             (8.80)
  Global Life Sciences Portfolio -
    Service Shares                          2004       13           1.020       13          --               1.85              12.09
                                            2003       11           0.910       10          --               1.85              23.98
                                            2002        2           0.734        1          --               1.85            (26.60)

  Global Technology Portfolio - Service     2004       83   0.885 - 1.332       99          --        1.85 - 2.25    (1.63) - (1.34)
    Shares                                  2003      113   0.897 - 1.354      119          --        1.85 - 2.25       1.20 - 43.75
                                            2002       73           0.624       46          --               1.85            (37.60)

  Mid Cap Growth Portfolio - Service        2004    1,233   0.446 - 1.543    1,026          --        1.30 - 2.60       2.69 - 19.00
    Shares                                  2003    1,042   0.376 - 1.302      566          --        1.30 - 2.25       2.64 - 33.10
                                            2002      707   0.283 - 0.817      224          --        1.30 - 1.85  (29.25) - (21.06)
                                            2001      620   0.400 - 0.402      249          --        1.30 - 1.55  (40.56) - (40.36)

  Worldwide Growth Portfolio - Service      2004       69   0.921 - 1.211       66        1.03        1.75 - 2.25        2.19 - 2.78
    Shares                                  2003       35   0.898 - 1.185       34        1.35        1.75 - 2.25       3.93 - 21.52
                                            2002        3           0.739        2        0.56               1.85            (26.10)
LAZARD RETIREMENT SERIES, INC.
  Lazard Retirement Small Cap Portfolio     2004    1,800   1.310 - 1.516    2,695          --        1.30 - 2.65       7.00 - 18.66
                                            2003      204   1.326 - 1.337      272          --        1.30 - 2.45       0.53 - 33.70
LORD ABBETT SERIES FUND, INC.
  Growth and Income Portfolio               2004    2,818   1.248 - 1.385    3,843        1.86        1.30 - 2.65       4.16 - 11.24
                                            2003      380   1.237 - 1.245      471        2.82        1.30 - 2.25       5.17 - 24.50

  Mid-Cap Value Portfolio                   2004    2,953   1.393 - 1.543    4,489        0.58        1.30 - 2.65      11.03 - 22.46
                                            2003      497   1.251 - 1.260      623        1.56        1.30 - 2.45       3.98 - 26.00

                                            YEAR              UNIT VALUE     NET    INVESTMENT(1)  EXPENSE RATIO(2)  TOTAL RETURN(3)
                                           ENDED    UNITS     LOWEST TO    ASSETS      INCOME          LOWEST TO        LOWEST TO
                                           DEC 31  (000S)    HIGHEST ($)   ($000S)    RATIO (%)       HIGHEST (%)      HIGHEST (%)
                                           ------  ------    -----------   -------  -------------  ----------------  ---------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.
  Merrill Lynch Global Allocation V.I.
    Fund - Class III                        2004      462   1.193 - 1.211      554       11.85        1.30 - 2.65       5.33 - 15.94
                                            2003        1           1.075        1        2.93               1.30               7.50
Merrill Lynch Value Opportunities V.I.
    Fund - Class III                        2004    1,426   1.191 - 1.210    1,714          --        1.30 - 2.65       3.37 - 17.32
                                            2003        1           1.068        1        0.14               1.30               6.80
OPPENHEIMER VARIABLE ACCOUNT FUNDS
  Oppenheimer Capital Appreciation
    Fund/VA - Service Shares                2004      712   1.092 - 1.103      783        0.11        1.75 - 2.65        2.90 - 8.81
                                            2003        3           1.052        3          --               1.75               5.20
  Oppenheimer Global Securities Fund/VA
    - Service Shares                        2004      818   1.250 - 1.262    1,028        0.46        1.75 - 2.65      10.67 - 21.36
                                            2003        2           1.080        2          --               1.75               8.00
  Oppenheimer Main Street Fund/VA -
    Service Shares                          2004       83   1.066 - 1.071       88          --        1.75 - 2.45        5.93 - 9.43

PIMCO VARIABLE INSURANCE TRUST
  Real Return Portfolio - Administrative    2004    8,461   1.106 - 1.127    9,448        1.20        1.30 - 2.65        1.28 - 7.44
    Class                                   2003      881   1.041 - 1.049      919        0.46        1.30 - 2.45      (0.76) - 5.66

  Total Return Portfolio - Administrative   2004   42,016   1.043 - 1.218   46,765        1.91        1.30 - 2.65      (0.29) - 3.97
    Class                                   2003   23,284   1.037 - 1.176   25,612        2.74        1.30 - 2.45        0.00 - 3.70
                                            2002    6,244   1.074 - 1.134    6,873        4.08        1.30 - 1.85        3.67 - 7.59
                                            2001      612   1.053 - 1.054      644        2.59        1.30 - 1.40        5.30 - 5.82
PIONEER VARIABLE CONTRACTS TRUST
  Pioneer America Income VCT Portfolio -
    Class II Shares                         2004      680   1.005 - 1.015      687        4.40        1.75 - 2.65      (0.39) - 3.17
                                            2003        1           1.002        1        0.51               1.75               0.20
  Pioneer Balanced VCT Portfolio - Class
    II Shares                               2004      302   1.054 - 1.062      319        2.76        1.75 - 2.45        0.67 - 2.93
                                            2003        1           1.033        1        0.54               1.75               3.30
  Pioneer Emerging Markets VCT Portfolio
    - Class II Shares                       2004      198   1.299 - 1.312      258        0.63        1.75 - 2.65       3.82 - 27.65
                                            2003        2           1.125        2          --               1.75              12.50
  Pioneer Equity Income VCT Portfolio -
    Class II Shares                         2004      809   1.204 - 1.213      977        2.84        1.75 - 2.45       0.92 - 14.00
                                            2003        2           1.064        2        0.49               1.75               6.40

  Pioneer Europe VCT Portfolio - Class II   2004       49   1.259 - 1.271       62        0.04        1.75 - 2.65      10.13 - 18.80
    Shares                                  2003        1           1.094        1          --               1.75               9.40

  Pioneer Fund VCT Portfolio - Class II     2004    1,016   1.137 - 1.148    1,160        1.22        1.75 - 2.65       1.51 - 12.01
    Shares                                  2003        2           1.053        2        0.25               1.75               5.30
  Pioneer Growth Shares VCT Portfolio -
    Class II Shares                         2004      100   1.069 - 1.076      107          --        1.75 - 2.35       1.42 - 10.48
                                            2003        1           1.030        1          --               1.75               3.00
  Pioneer High Yield VCT Portfolio -
    Class II Shares                         2004    1,372   1.075 - 1.085    1,482        4.96        1.75 - 2.65        2.66 - 7.70
                                            2003        1           1.025        1        0.60               1.75               2.50
  Pioneer International Value VCT
    Portfolio - Class II Shares             2004      183   1.262 - 1.272      232        0.15        1.75 - 2.45       3.27 - 16.38
                                            2003        1           1.093        1          --               1.75               9.30
  Pioneer Mid Cap Value VCT Portfolio -
    Class II Shares                         2004      590   1.246 - 1.258      739        0.21        1.75 - 2.65       2.21 - 19.58
                                            2003        2           1.052        2          --               1.75               5.20

                                            YEAR              UNIT VALUE     NET    INVESTMENT(1)  EXPENSE RATIO(2)  TOTAL RETURN(3)
                                           ENDED    UNITS     LOWEST TO    ASSETS      INCOME          LOWEST TO        LOWEST TO
                                           DEC 31  (000S)    HIGHEST ($)   ($000S)    RATIO (%)       HIGHEST (%)      HIGHEST (%)
                                           ------  ------    -----------   -------  -------------  ----------------  ---------------
PIONEER VARIABLE CONTRACTS TRUST (CONTINUED)
  Pioneer Oak Ridge Large Cap Growth VCT
    Portfolio - Class II Shares             2004       92   1.086 - 1.094      100          --        1.75 - 2.65       1.21 - 12.94
  Pioneer Papp America-Pacific Rim Fund
    VCT - Class II Shares                   2004      102   0.993 - 1.000      101          --        1.75 - 2.65      (1.39) - 5.84
  Pioneer Papp Small & Mid Cap Growth
    VCT Portfolio - Class II Shares         2004      298   1.066 - 1.072      318          --        1.75 - 2.45        0.00 - 9.19
  Pioneer Real Estate Shares VCT
    Portfolio - Class II Shares             2004      248   1.375 - 1.389      343        4.56        1.75 - 2.65       1.62 - 37.38
                                            2003        2           1.044        2        1.26               1.75               4.40
  Pioneer Small Cap Value VCT Portfolio
    - Class II Shares                       2004      168   1.239 - 1.251      208          --        1.75 - 2.65       1.89 - 17.80
                                            2003        1           1.062        1          --               1.75               6.20
  Pioneer Small Company VCT Portfolio -
    Class II Shares                         2004       38   1.146 - 1.155       44          --        1.75 - 2.45       0.79 - 11.27
                                            2003        1           1.038        1          --               1.75               3.80
  Pioneer Strategic Income VCT Portfolio
    - Class II Shares                       2004    1,168   1.095 - 1.106    1,286        5.62        1.75 - 2.65        0.46 - 9.69
                                            2003        1           1.024        1        0.52               1.75               2.40

  Pioneer Value VCT Portfolio - Class II    2004      466   1.151 - 1.162      539        0.03        1.75 - 2.65        1.49 - 9.87
    Shares                                  2003        1           1.062        1        0.01               1.75               6.20

PUTNAM VARIABLE TRUST
  Putnam VT Discovery Growth Fund -
    Class IB Shares                         2004      154   0.773 - 1.167      163          --        1.30 - 1.85        5.61 - 6.18
                                            2003      150   0.728 - 1.105      151          --        1.30 - 1.85      29.54 - 30.36
                                            2002       67   0.559 - 0.853       49          --        1.30 - 1.85   (30.65) - (5.22)
                                            2001       13           0.806       11          --        1.30 - 1.40   (19.40) - (5.62)
  Putnam VT International Equity Fund -
    Class IB Shares                         2004    1,284   1.011 - 1.436    1,688        1.41        1.30 - 2.25      11.97 - 14.71
                                            2003      943   0.882 - 1.257    1,075        0.38        1.30 - 2.25       9.04 - 26.83
                                            2002      188   0.696 - 0.919      145        0.52        1.30 - 1.85  (19.17) - (18.76)
                                            2001       15   0.857 - 0.858       13          --        1.30 - 1.40     (14.30) - 3.25
  Putnam VT Small Cap Value Fund - Class
    IB Shares                               2004    2,375   1.507 - 1.783    4,167        0.31        1.30 - 2.25      11.88 - 24.58
                                            2003    1,484   1.223 - 1.439    2,093        0.19        1.30 - 2.25       3.02 - 56.86
                                            2002      479   0.877 - 0.980      439        0.11        1.30 - 1.85  (25.02) - (19.28)
                                            2001       32   1.088 - 1.089       35          --        1.30 - 1.40        3.13 - 8.80
SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
  All Cap Fund - Class I                    2004    8,353   1.006 - 1.397   11,119        0.68        1.30 - 2.60        0.69 - 9.51
                                            2003    4,378   0.946 - 1.312    5,433        0.45        1.30 - 2.25       1.72 - 39.28
                                            2002    1,133   0.829 - 0.897      982        0.59        1.30 - 1.85  (26.44) - (25.99)
                                            2001      423   1.127 - 1.212      512        1.50        1.30 - 1.85        0.50 - 1.81

  Investors Fund - Class I                  2004    4,491   0.991 - 1.353    5,760        1.97        1.30 - 2.60       3.44 - 11.57
                                            2003    2,239   0.920 - 1.247    2,605        2.70        1.30 - 2.25       6.50 - 30.68
                                            2002      618   0.839 - 0.856      524        1.72        1.30 - 1.85  (24.14) - (20.89)
                                            2001      146   1.106 - 1.108      162        2.73        1.30 - 1.40    (7.45) - (6.81)

  Large Cap Growth Fund - Class I           2004      299   1.117 - 1.337      381        0.20        1.60 - 2.25    (1.77) - (1.14)
                                            2003      189   1.132 - 1.359      245        0.01        1.60 - 2.25       0.00 - 42.30
                                            2002       16   0.798 - 0.799       13          --        1.60 - 1.85   (20.10) - (3.97)

                                            YEAR              UNIT VALUE     NET    INVESTMENT(1)  EXPENSE RATIO(2)  TOTAL RETURN(3)
                                           ENDED    UNITS     LOWEST TO    ASSETS      INCOME          LOWEST TO        LOWEST TO
                                           DEC 31  (000S)    HIGHEST ($)   ($000S)    RATIO (%)       HIGHEST (%)      HIGHEST (%)
                                           ------  ------    -----------   -------  -------------  ----------------  ---------------
SALOMON BROTHERS VARIABLE SERIES FUNDS INC. (CONTINUED)
  Small Cap Growth Fund - Class I           2004    2,333   0.990 - 1.607    3,447          --        1.30 - 2.45       7.83 - 21.66
                                            2003    1,063   0.875 - 1.420    1,328          --        1.30 - 2.25       1.65 - 47.04
                                            2002      155   0.774 - 0.805      120          --        1.30 - 1.85  (35.61) - (30.48)
                                            2001       91   1.202 - 1.204      109          --        1.30 - 1.40      (8.52) - 7.60

  Total Return Fund - Class II              2004      245   1.099 - 1.107      269        3.19        1.75 - 2.45        3.77 - 6.65
                                            2003        1           1.038        1        0.27               1.75               3.80
SMITH BARNEY INVESTMENT SERIES
  Smith Barney Dividend Strategy            2004    1,888   0.809 - 1.188    2,063        1.45        1.30 - 2.60      (1.93) - 5.33
    Portfolio                               2003      575   0.794 - 1.169      636        1.21        1.30 - 2.25       3.73 - 21.90
                                            2002       33   0.652 - 0.819       24        1.53        1.30 - 1.85     (27.07) - 3.02
                                            2001        3           0.894        3          --        1.30 - 1.40   (10.60) - (4.18)
  Smith Barney Premier Selections All
    Cap Growth Portfolio                    2004      178   0.868 - 1.279      201          --        1.30 - 2.25      (0.68) - 8.96
                                            2003      100   0.855 - 1.266      105          --        1.30 - 2.25      13.85 - 32.46
                                            2002       43   0.646 - 0.861       33        0.04        1.30 - 1.85  (27.74) - (22.36)
                                            2001       37   0.894 - 0.895       33          --        1.30 - 1.40   (10.60) - (3.35)
SMITH BARNEY MULTIPLE DISCIPLINE TRUST
  Multiple Discipline Portfolio - All
    Cap Growth and Value                    2004   37,811   1.038 - 1.450   50,014        0.61        1.30 - 2.60       0.78 - 11.80
                                            2003    7,509   1.243 - 1.377    9,575        0.15        1.30 - 2.45       2.00 - 29.69
                                            2002      248   1.060 - 1.062      263          --        1.30 - 1.85        0.28 - 6.20
  Multiple Discipline Portfolio -
    Balanced All Cap Growth and Value       2004   38,579   1.112 - 1.296   47,020        1.55        1.30 - 2.60      (0.45) - 6.12
                                            2003    7,964   1.165 - 1.250    9,573        0.68        1.30 - 2.45       1.04 - 20.33
                                            2002      834   1.037 - 1.039      866          --        1.30 - 1.85      (1.33) - 3.90
  Multiple Discipline Portfolio - Global
    All Cap Growth and Value                2004    9,130   1.065 - 1.519   12,460        1.08        1.30 - 2.60       3.92 - 10.02
                                            2003      960   1.238 - 1.395    1,226        0.39        1.30 - 2.25       7.71 - 29.92
                                            2002       29   1.073 - 1.075       31          --        1.30 - 1.85      (3.85) - 7.50
  Multiple Discipline Portfolio - Large
    Cap Growth and Value                    2004    5,645   1.032 - 1.435    7,304        1.46        1.30 - 2.55        0.34 - 8.98
                                            2003    1,463   1.213 - 1.362    1,843        0.88        1.30 - 2.25       1.72 - 36.96
                                            2002       44   1.068 - 1.070       48          --        1.30 - 1.85      (2.82) - 7.00
THE TRAVELERS SERIES TRUST
  Convertible Securities Portfolio          2004    3,481   1.211 - 1.280    4,303        3.01        1.75 - 2.45        3.75 - 4.92
                                            2003    1,594   1.160 - 1.229    1,855        7.37        1.75 - 2.25       2.47 - 23.93
                                            2002       71           0.936       67       20.01               1.85             (6.40)

  Disciplined Mid Cap Stock Portfolio       2004      418   1.191 - 1.458      565        0.36        1.75 - 2.25      10.56 - 14.30
                                            2003      253   1.042 - 1.279      303        0.90        1.85 - 2.25       2.73 - 31.40
                                            2002       13           0.793       10        0.99               1.85            (20.70)

                                            YEAR              UNIT VALUE     NET    INVESTMENT(1)  EXPENSE RATIO(2)  TOTAL RETURN(3)
                                           ENDED    UNITS     LOWEST TO    ASSETS      INCOME          LOWEST TO        LOWEST TO
                                           DEC 31  (000S)    HIGHEST ($)   ($000S)    RATIO (%)       HIGHEST (%)      HIGHEST (%)
                                           ------  ------    -----------   -------  -------------  ----------------  ---------------
THE TRAVELERS SERIES TRUST (CONTINUED)
  Equity Income Portfolio                   2004    9,944   1.102 - 1.335   12,934        1.79        1.30 - 2.45        5.38 - 8.40
                                            2003    4,658   1.021 - 1.236    5,585        1.91        1.30 - 2.45       5.04 - 29.47
                                            2002      758   0.848 - 0.955      660        1.45        1.30 - 1.85  (15.28) - (12.86)
                                            2001      432   1.001 - 1.006      434        1.59        1.30 - 1.55    (8.25) - (7.88)

  Federated High Yield Portfolio            2004      607   1.284 - 1.299      786       10.09        1.75 - 2.45        0.86 - 8.40
                                            2003      244   1.191 - 1.201      292       15.14        1.85 - 2.25       9.88 - 20.18
                                            2002       36           0.991       35       59.35               1.85             (0.90)

  Federated Stock Portfolio                 2004      550   1.064 - 1.321      643        1.75        1.75 - 2.45        4.26 - 8.57
                                            2003      260   0.980 - 1.220      279        3.81        1.75 - 2.25       0.31 - 25.32
                                            2002       39           0.782       31        5.64               1.85            (21.80)

  Large Cap Portfolio                       2004    2,476   0.715 - 1.241    2,660        1.02        1.30 - 2.65       1.90 - 13.02
                                            2003    1,541   0.681 - 1.185    1,475        0.78        1.30 - 2.25       3.41 - 23.08
                                            2002      376   0.555 - 0.862      231        0.60        1.30 - 1.85  (23.97) - (15.24)
                                            2001      309   0.730 - 0.734      226        0.54        1.30 - 1.55  (18.62) - (18.44)

  Lazard International Stock Portfolio      2004    2,243   1.202 - 1.441    3,070        3.22        1.30 - 2.60       3.89 - 17.84
                                            2003      205   1.064 - 1.265      249        8.60        1.40 - 2.45       5.61 - 26.22
                                            2002        8           0.843        7        3.17               1.85            (15.70)

  Merrill Lynch Large Cap Core Portfolio    2004    1,575   0.761 - 1.321    1,670        0.67        1.30 - 2.45       9.61 - 18.43
                                            2003    1,136   0.666 - 1.159      998        1.10        1.30 - 2.25       1.87 - 19.68
                                            2002      444   0.558 - 0.846      256        0.64        1.30 - 1.85   (26.16) - (7.84)
                                            2001      392   0.755 - 0.757      296        0.05        1.30 - 1.40  (23.58) - (23.46)

  MFS Emerging Growth Portfolio             2004    1,513   0.647 - 1.367    1,687          --        1.30 - 2.60       5.51 - 12.79
                                            2003      905   0.583 - 1.233      811          --        1.30 - 2.25       2.85 - 27.49
                                            2002      470   0.458 - 0.787      227          --        1.30 - 1.85   (35.31) - (3.08)
                                            2001      508   0.708 - 0.712      361          --        1.30 - 1.55  (37.12) - (36.99)

  MFS Mid Cap Growth Portfolio              2004      515   0.822 - 1.459      608          --        1.75 - 2.45       2.11 - 12.06
                                            2003      228   0.738 - 1.306      252          --        1.75 - 2.25       1.24 - 34.43
                                            2002        6           0.549        3          --               1.85            (45.10)

  MFS Value Portfolio                       2004      518   1.114 - 1.123      579        3.86        1.30 - 2.45       6.81 - 15.46

  Pioneer Fund Portfolio                    2004      962   1.218 - 1.336    1,271        1.62        1.30 - 2.60        6.42 - 9.69
                                            2003      123   1.210 - 1.218      149        6.47        1.30 - 2.25       4.56 - 21.80

  Social Awareness Stock Portfolio          2004       40   1.077 - 1.081       44        1.53        1.75 - 2.25       8.10 - 10.92

  Travelers Quality Bond Portfolio          2004    1,133   1.067 - 1.127    1,249        5.60        1.75 - 2.45        0.81 - 2.50
                                            2003      797   1.061 - 1.108      876        8.35        1.85 - 2.25      (0.09) - 5.02
                                            2002      158           1.055      166       17.10               1.85               5.50

  U.S. Government Securities Portfolio      2004       65   1.045 - 1.050       68       11.65        1.75 - 2.45        4.60 - 6.84

                                            YEAR              UNIT VALUE     NET    INVESTMENT(1)  EXPENSE RATIO(2)  TOTAL RETURN(3)
                                           ENDED    UNITS     LOWEST TO    ASSETS      INCOME          LOWEST TO        LOWEST TO
                                           DEC 31  (000S)    HIGHEST ($)   ($000S)    RATIO (%)       HIGHEST (%)      HIGHEST (%)
                                           ------  ------    -----------   -------  -------------  ----------------  ---------------
TRAVELERS SERIES FUND INC.
  AIM Capital Appreciation Portfolio        2004    1,549   0.869 - 1.287    1,906        0.20        1.30 - 2.35        2.93 - 8.32
                                            2003      669   0.827 - 1.229      767          --        1.30 - 2.25       3.02 - 27.54
                                            2002      143   0.649 - 0.901      116          --        1.30 - 1.85  (24.88) - (17.79)
                                            2001       21   0.864 - 0.865       18          --        1.30 - 1.40     (13.60) - 0.35

  MFS Total Return Portfolio                2004   28,353   1.137 - 1.343   35,333        3.76        1.30 - 2.60       0.17 - 11.23
                                            2003   12,166   1.038 - 1.221   14,101        4.46        1.30 - 2.45       3.02 - 16.98
                                            2002    2,856   1.005 - 1.061    3,000        7.04        1.30 - 1.85    (6.62) - (5.81)
                                            2001    1,755   1.133 - 1.135    1,989        2.62        1.30 - 1.40    (1.39) - (1.30)

  Pioneer Strategic Income Portfolio        2004    2,606   1.087 - 1.096    2,845       12.95        1.30 - 2.65       3.13 - 11.43
  SB Adjustable Rate Income Portfolio -
    Class I Shares                          2004    3,523   0.982 - 0.998    3,483        2.59        1.30 - 2.60      (1.11) - 0.20
                                            2003      125   0.997 - 1.000      125        0.39        1.30 - 2.25      (0.10) - 0.10

  Smith Barney Aggressive Growth            2004   30,450   0.870 - 1.359   39,319          --        1.30 - 2.60       2.33 - 14.98
    Portfolio                               2003   12,817   0.803 - 1.258   15,176          --        1.30 - 2.25       6.00 - 32.76
                                            2002    3,441   0.802 - 0.870    2,938          --        1.30 - 1.85  (33.88) - (33.54)
                                            2001    2,280   1.213 - 1.309    2,977          --        1.30 - 1.85      (5.52) - 0.66

  Smith Barney High Income Portfolio        2004   13,169   1.134 - 1.372   17,383       11.04        1.30 - 2.60       2.94 - 10.72
                                            2003    6,560   1.049 - 1.263    7,798       14.26        1.30 - 2.45       3.04 - 25.81
                                            2002    1,151   0.834 - 0.985      993       28.46        1.30 - 1.85    (5.29) - (4.45)
                                            2001      785   0.874 - 0.876      688        9.24        1.30 - 1.40    (5.10) - (4.99)
  Smith Barney International All Cap
    Growth Portfolio                        2004      285   0.659 - 1.416      221        0.90        1.30 - 2.25      15.31 - 16.34
                                            2003      372   0.567 - 1.228      237        1.23        1.30 - 2.25      25.09 - 28.59
                                            2002      318   0.451 - 0.853      148        0.95        1.30 - 1.85   (26.74) - (8.38)
                                            2001      342   0.615 - 0.617      210          --        1.30 - 1.40  (32.19) - (32.05)

  Smith Barney Large Cap Value Portfolio    2004      999   0.975 - 1.308    1,023        1.91        1.30 - 2.25        8.19 - 9.29
                                            2003    1,035   0.895 - 1.209      965        1.79        1.30 - 2.25      24.38 - 25.91
                                            2002    1,039   0.713 - 0.806      760        4.19        1.30 - 1.85  (26.49) - (23.38)
                                            2001      829   0.970 - 0.975      808        1.40        1.30 - 1.55    (9.49) - (8.66)
  Smith Barney Large Capitalization
    Growth Portfolio                        2004    9,796   0.914 - 1.354   11,986        0.50        1.30 - 2.45      (1.90) - 8.75
                                            2003    4,886   0.925 - 1.373    5,781        0.04        1.30 - 2.25       4.19 - 45.64
                                            2002    1,772   0.637 - 0.872    1,225        0.41        1.30 - 1.85  (25.93) - (22.90)
                                            2001    1,265   0.860 - 0.865    1,092          --        1.30 - 1.55  (13.83) - (13.59)

  Smith Barney Mid Cap Core Portfolio       2004    6,916   1.025 - 1.353    9,206          --        1.30 - 2.60       5.97 - 18.40
                                            2003    3,514   0.943 - 1.247    4,342          --        1.30 - 2.25       4.65 - 30.47
                                            2002      895   0.960 - 0.979      868        0.11        1.30 - 1.85  (20.33) - (17.87)
                                            2001      512   1.205 - 1.211      619          --        1.30 - 1.55  (11.40) - (11.22)

  Smith Barney Money Market Portfolio       2004   12,977   0.966 - 1.066   12,918        0.94        1.30 - 2.45      (1.42) - 0.00
                                            2003    7,925   0.983 - 1.070    8,048        0.64        1.30 - 2.25    (1.21) - (0.10)
                                            2002    4,977   0.995 - 1.077    5,149        1.22        1.30 - 1.85    (0.40) - (0.09)
                                            2001      915   1.006 - 1.078      981        3.25        1.30 - 1.60        0.00 - 2.37

                                            YEAR              UNIT VALUE     NET    INVESTMENT(1)  EXPENSE RATIO(2)  TOTAL RETURN(3)
                                           ENDED    UNITS     LOWEST TO    ASSETS      INCOME          LOWEST TO        LOWEST TO
                                           DEC 31  (000S)    HIGHEST ($)   ($000S)    RATIO (%)       HIGHEST (%)      HIGHEST (%)
                                           ------  ------    -----------   -------  -------------  ----------------  ---------------
TRAVELERS SERIES FUND INC. (CONTINUED)
  Strategic Equity Portfolio                2004    1,164   0.720 - 1.369    1,291        1.64        1.30 - 2.40        6.81 - 8.81
                                            2003      932   0.663 - 1.263      883          --        1.30 - 2.25       5.09 - 30.86
                                            2002      602   0.508 - 0.749      327        0.64        1.30 - 1.85  (34.62) - (25.91)
                                            2001      566   0.777 - 0.782      442        0.17        1.30 - 1.55  (14.71) - (14.44)

  Travelers Managed Income Portfolio        2004   13,937   1.028 - 1.222   15,287        6.40        1.30 - 2.60      (0.19) - 3.37
                                            2003    6,485   1.047 - 1.204    7,156        6.91        1.30 - 2.25        0.19 - 7.02
                                            2002    1,560   0.984 - 1.125    1,685       14.79        1.30 - 1.85        0.72 - 1.86
                                            2001      622   1.113 - 1.115      693        3.75        1.30 - 1.40        5.29 - 5.30

  Van Kampen Enterprise Portfolio           2004      587   0.656 - 1.219      601        0.72        1.30 - 2.60        1.60 - 3.17
                                            2003      460   0.641 - 1.193      449        0.45        1.30 - 2.25       6.34 - 24.21
                                            2002      142   0.519 - 0.523       74        0.78        1.30 - 1.55  (30.43) - (30.27)
                                            2001      140   0.746 - 0.750      105          --        1.30 - 1.55  (22.45) - (22.20)
VAN KAMPEN LIFE INVESTMENT TRUST
  Comstock Portfolio - Class II Shares      2004      955   1.133 - 1.433    1,248        0.61        1.75 - 2.45       8.28 - 15.26
                                            2003      561   0.983 - 1.246      575        0.64        1.85 - 2.25      14.31 - 28.33
                                            2002      183           0.766      140          --               1.85            (23.40)

  Emerging Growth Portfolio - Class I       2004    1,092   0.704 - 1.264    1,009          --        1.30 - 2.60        2.19 - 9.84
    Shares                                  2003      886   0.668 - 1.201      726          --        1.30 - 2.25       6.98 - 25.70
                                            2002      582   0.533 - 0.752      318        0.34        1.30 - 1.85  (33.54) - (28.58)
                                            2001      615   0.802 - 0.806      495        0.10        1.30 - 1.55  (32.55) - (32.41)

  Enterprise Portfolio - Class II Shares    2004        4   0.909 - 1.207        4        0.08        1.85 - 2.15        1.34 - 1.79
                                            2003        2           0.893        2        0.28               1.85              23.51
                                            2002        2           0.723        1          --               1.85            (27.70)
VARIABLE ANNUITY PORTFOLIOS
  Smith Barney Small Cap Growth
    Opportunities Portfolio                 2004    2,133   1.093 - 1.546    3,060        0.11        1.30 - 2.45       6.22 - 14.51
                                            2003      784   0.970 - 1.360      991          --        1.30 - 2.25       6.09 - 40.20
                                            2002      104   0.693 - 0.887       79          --        1.30 - 1.85  (26.67) - (19.44)
                                            2001       26           0.945       24          --               1.40             (5.50)
VARIABLE INSURANCE PRODUCTS FUND II
  Contrafund(R) Portfolio - Service Class   2004    8,851   1.154 - 1.419   12,285        0.16        1.30 - 2.60       9.42 - 14.29
                                            2003    3,370   1.017 - 1.254    4,058        0.15        1.30 - 2.25       4.78 - 26.63
                                            2002      670   0.804 - 0.995      571        0.59        1.30 - 1.85  (13.78) - (10.58)
                                            2001      399   0.902 - 0.907      362        0.54        1.30 - 1.55  (13.68) - (13.45)

  Contrafund(R) Portfolio - Service         2004    1,253   1.233 - 1.401    1,673        0.17        1.75 - 2.65       5.08 - 14.86
    Class 2                                 2003      642   1.091 - 1.242      747        0.07        1.85 - 2.25      23.34 - 25.84
                                            2002      102           0.867       88          --               1.85            (13.30)

                                            YEAR              UNIT VALUE     NET    INVESTMENT(1)  EXPENSE RATIO(2)  TOTAL RETURN(3)
                                           ENDED    UNITS     LOWEST TO    ASSETS      INCOME          LOWEST TO        LOWEST TO
                                           DEC 31  (000S)    HIGHEST ($)   ($000S)    RATIO (%)       HIGHEST (%)      HIGHEST (%)
                                           ------  ------    -----------   -------  -------------  ----------------  ---------------
VARIABLE INSURANCE PRODUCTS FUND III
  Dynamic Capital Appreciation Portfolio
    - Service Class 2                       2004      140   1.053 - 1.155      158          --        1.85 - 2.25      (0.95) - 5.19
                                            2003       75   1.059 - 1.164       86          --        1.85 - 2.25      22.71 - 26.25
                                            2002        1           0.863        1        0.17               1.85            (13.70)

  Mid Cap Portfolio - Service Class 2       2004    8,721   1.411 - 1.643   13,567          --        1.30 - 2.65      13.54 - 23.08
                                            2003    2,963   1.159 - 1.341    3,652        0.11        1.30 - 2.25       2.29 - 44.11
                                            2002      547   0.854 - 0.857      468          --        1.30 - 1.85     (14.60) - 4.77

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

8. SCHEDULE OF ACCUMULATION UNITS

FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                   CAPITAL
                                                APPRECIATION                     HIGH YIELD                       MANAGED
                                                    FUND                         BOND TRUST                    ASSETS TRUST
                                          --------------------------     --------------------------     ---------------------------
                                              2004           2003            2004           2003            2004            2003
                                              ----           ----            ----           ----            ----            ----
Accumulation units beginning of year ....      82,036          6,000              --             --              --              --
Accumulation units purchased and
  transferred from other funding options       76,006         76,036         108,386             --          45,709              --
Accumulation units redeemed and
  transferred to other funding options ..      (9,263)            --             (45)            --              --              --
                                          -----------    -----------     -----------    -----------     -----------     -----------
Accumulation units end of year ..........     148,779         82,036         108,341             --          45,709              --
                                          ===========    ===========     ===========    ===========     ===========     ===========

                                                                                   AIM V.I.                        AIM V.I.
                                                                                   CAPITAL                         MID CAP
                                                      MONEY                      APPRECIATION                    CORE EQUITY
                                                     MARKET                         FUND -                         FUND -
                                                   PORTFOLIO                      SERIES II                       SERIES II
                                          --------------------------     --------------------------     ---------------------------
                                              2004           2003            2004           2003            2004            2003
                                              ----           ----            ----           ----            ----            ----
Accumulation units beginning of year ....     322,012        503,034           2,000             --           1,000              --
Accumulation units purchased and
  transferred from other funding options    2,127,619        997,403         603,315          2,000         216,579           1,000
Accumulation units redeemed and
  transferred to other funding options ..  (1,001,837)    (1,178,425)         (1,193)            --          (4,252)             --
                                          -----------    -----------     -----------    -----------     -----------     -----------
Accumulation units end of year ..........   1,447,794        322,012         604,122          2,000         213,327           1,000
                                          ===========    ===========     ===========    ===========     ===========     ===========

                                                    AIM V.I.                   ALLIANCEBERNSTEIN              ALLIANCEBERNSTEIN
                                                    PREMIER                       GROWTH AND                   PREMIER GROWTH
                                                 EQUITY FUND -                INCOME PORTFOLIO -                 PORTFOLIO -
                                                    SERIES I                        CLASS B                        CLASS B
                                          --------------------------     --------------------------     ---------------------------
                                              2004           2003            2004           2003            2004            2003
                                              ----           ----            ----           ----            ----            ----
Accumulation units beginning of year ....     327,404        131,580         929,595         86,245       1,458,417       1,339,306
Accumulation units purchased and
  transferred from other funding options        6,778        211,110       1,017,302        849,032         559,904         234,282
Accumulation units redeemed and
  transferred to other funding options ..     (61,773)       (15,286)       (100,304)        (5,682)       (214,628)       (115,171)
                                          -----------    -----------     -----------    -----------     -----------     -----------
Accumulation units end of year ..........     272,409        327,404       1,846,593        929,595       1,803,693       1,458,417
                                          ===========    ===========     ===========    ===========     ===========     ===========

                                                                                                                GROWTH-INCOME
                                                  GLOBAL GROWTH                   GROWTH FUND                      FUND -
                                                 FUND - CLASS 2                   - CLASS 2                        CLASS 2
                                                     SHARES                         SHARES                         SHARES
                                          --------------------------     --------------------------     ---------------------------
                                              2004           2003            2004           2003            2004            2003
                                              ----           ----            ----           ----            ----            ----
Accumulation units beginning of year ....   2,800,203      1,240,354       9,604,186      2,640,562      12,283,984       3,708,216
Accumulation units purchased and
  transferred from other funding options    7,321,911      1,664,181      21,560,770      7,399,995      26,696,236       9,093,159
Accumulation units redeemed and
  transferred to other funding options ..    (308,126)      (104,332)       (914,890)      (436,371)     (1,716,634)       (517,391)
                                          -----------    -----------     -----------    -----------     -----------     -----------
Accumulation units end of year ..........   9,813,988      2,800,203      30,250,066      9,604,186      37,263,586      12,283,984
                                          ===========    ===========     ===========    ===========     ===========     ===========

8. SCHEDULE OF ACCUMULATION UNITS

FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                                                                   DELAWARE
                                                                                   VIP REIT                      DREYFUS VIF
                                                  CREDIT SUISSE                    SERIES -                     APPRECIATION
                                                 TRUST EMERGING                    STANDARD                      PORTFOLIO -
                                               MARKETS PORTFOLIO                    CLASS                      INITIAL SHARES
                                          --------------------------     --------------------------     ---------------------------
                                              2004           2003            2004           2003            2004            2003
                                              ----           ----            ----           ----            ----            ----
Accumulation units beginning of year ....       9,290          1,000         462,024        110,495         209,215          27,841
Accumulation units purchased and
  transferred from other funding options        2,257         51,509         544,034        355,165         133,899         181,465
Accumulation units redeemed and
  transferred to other funding options ..        (689)       (43,219)        (25,677)        (3,636)        (11,324)            (91)
                                          -----------    -----------     -----------    -----------     -----------     -----------
Accumulation units end of year ..........      10,858          9,290         980,381        462,024         331,790         209,215
                                          ===========    ===========     ===========    ===========     ===========     ===========

                                                                                FRANKLIN RISING
                                                   DREYFUS VIF                    DIVIDENDS                       FRANKLIN
                                                   DEVELOPING                     SECURITIES                      SMALL CAP
                                               LEADERS PORTFOLIO                 FUND - CLASS 2                FUND - CLASS 2
                                                - INITIAL SHARES                    SHARES                         SHARES
                                          --------------------------     --------------------------     ---------------------------
                                              2004           2003            2004           2003            2004            2003
                                              ----           ----            ----           ----            ----            ----
Accumulation units beginning of year ....      51,646         13,673           2,000             --       1,475,142         436,270
Accumulation units purchased and
  transferred from other funding options      129,569         38,182       1,696,221          2,000       2,977,289       1,089,604
Accumulation units redeemed and
  transferred to other funding options ..      (3,012)          (209)        (11,863)            --        (195,331)        (50,732)
                                          -----------    -----------     -----------    -----------     -----------     -----------
Accumulation units end of year ..........     178,203         51,646       1,686,358          2,000       4,257,100       1,475,142
                                          ===========    ===========     ===========    ===========     ===========     ===========

                                                                                   TEMPLETON
                                                                                  DEVELOPING
                                                  MUTUAL SHARES                    MARKETS                        TEMPLETON
                                                   SECURITIES                     SECURITIES                 FOREIGN SECURITIES
                                                 FUND - CLASS 2                 FUND - CLASS 2                 FUND - CLASS 2
                                                     SHARES                         SHARES                         SHARES
                                          --------------------------     --------------------------     ---------------------------
                                              2004           2003            2004           2003            2004            2003
                                              ----           ----            ----           ----            ----            ----
Accumulation units beginning of year ....   2,075,948        221,769         194,926             --       2,285,501         761,922
Accumulation units purchased and
  transferred from other funding options    3,909,080      1,896,187       1,456,518        194,927       5,458,309       1,780,479
Accumulation units redeemed and
  transferred to other funding options ..    (213,255)       (42,008)        (44,880)            (1)       (195,981)       (256,900)
                                          -----------    -----------     -----------    -----------     -----------     -----------
Accumulation units end of year ..........   5,771,773      2,075,948       1,606,564        194,926       7,547,829       2,285,501
                                          ===========    ===========     ===========    ===========     ===========     ===========

                                                    TEMPLETON
                                                     GROWTH
                                                   SECURITIES                                                    DIVERSIFIED
                                                 FUND - CLASS 2                  APPRECIATION                     STRATEGIC
                                                     SHARES                       PORTFOLIO                   INCOME PORTFOLIO
                                          --------------------------     --------------------------     ---------------------------
                                              2004           2003            2004           2003            2004            2003
                                              ----           ----            ----           ----            ----            ----
Accumulation units beginning of year ....     428,392         60,188       7,412,955      1,945,075       3,979,831       1,089,836
Accumulation units purchased and
  transferred from other funding options    1,266,634        415,187       8,581,973      5,872,996       7,048,733       3,128,198
Accumulation units redeemed and
  transferred to other funding options ..     (62,108)       (46,983)     (1,154,192)      (405,116)       (534,929)       (238,203)
                                          -----------    -----------     -----------    -----------     -----------     -----------
Accumulation units end of year ..........   1,632,918        428,392      14,840,736      7,412,955      10,493,635       3,979,831
                                          ===========    ===========     ===========    ===========     ===========     ===========

8. SCHEDULE OF ACCUMULATION UNITS

FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                                                                                                   SALOMON
                                                                                                              BROTHERS VARIABLE
                                                  EQUITY INDEX                                                    AGGRESSIVE
                                                   PORTFOLIO -                   FUNDAMENTAL                    GROWTH FUND -
                                                    CLASS II                       VALUE                           CLASS I
                                                     SHARES                       PORTFOLIO                         SHARES
                                          --------------------------     --------------------------     ---------------------------
                                              2004           2003            2004           2003            2004            2003
                                              ----           ----            ----           ----            ----            ----
Accumulation units beginning of year ....   3,742,781        627,657       8,915,660      1,755,014         313,846           3,000
Accumulation units purchased and
  transferred from other funding options    4,173,599      3,348,907      15,977,018      7,424,363         258,028         310,856
Accumulation units redeemed and
  transferred to other funding options ..    (355,676)      (233,783)     (1,940,136)      (263,717)         (4,463)            (10)
                                          -----------    -----------     -----------    -----------     -----------     -----------
Accumulation units end of year ..........   7,560,704      3,742,781      22,952,542      8,915,660         567,411         313,846
                                          ===========    ===========     ===========    ===========     ===========     ===========

                                                     SALOMON                  SALOMON BROTHERS
                                               BROTHERS VARIABLE                   VARIABLE                        BALANCED
                                                   AGGRESSIVE                      GROWTH &                      PORTFOLIO -
                                                 GROWTH FUND -                  INCOME FUND -                      SERVICE
                                                CLASS II SHARES                CLASS I SHARES                      SHARES
                                          --------------------------     --------------------------     ---------------------------
                                              2004           2003            2004           2003            2004            2003
                                              ----           ----            ----           ----            ----            ----
Accumulation units beginning of year ....       2,000             --         152,861          1,000       1,025,335          75,931
Accumulation units purchased and
  transferred from other funding options    1,009,973          2,000          28,201        152,855         220,628       1,082,329
Accumulation units redeemed and
  transferred to other funding options ..      (3,409)            --          (8,792)          (994)        (69,002)       (132,925)
                                          -----------    -----------     -----------    -----------     -----------     -----------
Accumulation units end of year ..........   1,008,564          2,000         172,270        152,861       1,176,961       1,025,335
                                          ===========    ===========     ===========    ===========     ===========     ===========

                                                   GLOBAL LIFE                      GLOBAL
                                                    SCIENCES                      TECHNOLOGY
                                                   PORTFOLIO -                    PORTFOLIO -                       MID CAP
                                                     SERVICE                        SERVICE                   GROWTH PORTFOLIO -
                                                      SHARES                         SHARES                     SERVICE SHARES
                                          --------------------------     --------------------------     ---------------------------
                                              2004           2003            2004           2003            2004            2003
                                              ----           ----            ----           ----            ----            ----
Accumulation units beginning of year ....      10,786          1,969         113,030         73,481       1,041,777         706,875
Accumulation units purchased and
  transferred from other funding options        2,378          8,818          24,004         39,550         321,075         404,644
Accumulation units redeemed and
  transferred to other funding options ..        (325)            (1)        (54,083)            (1)       (129,760)        (69,742)
                                          -----------    -----------     -----------    -----------     -----------     -----------
Accumulation units end of year ..........      12,839         10,786          82,951        113,030       1,233,092       1,041,777
                                          ===========    ===========     ===========    ===========     ===========     ===========

                                                                                    LAZARD
                                                   WORLDWIDE                     RETIREMENT                        GROWTH
                                               GROWTH PORTFOLIO -                 SMALL CAP                      AND INCOME
                                                 SERVICE SHARES                   PORTFOLIO                       PORTFOLIO
                                          --------------------------     --------------------------     ---------------------------
                                              2004           2003            2004           2003            2004            2003
                                              ----           ----            ----           ----            ----            ----
Accumulation units beginning of year ....      35,320          3,000         204,496             --         380,372              --
Accumulation units purchased and
  transferred from other funding options       34,076         69,372       1,720,852        204,570       2,490,895         385,438
Accumulation units redeemed and
  transferred to other funding options ..        (786)       (37,052)       (125,554)           (74)        (52,866)         (5,066)
                                          -----------    -----------     -----------    -----------     -----------     -----------
Accumulation units end of year ..........      68,610         35,320       1,799,794        204,496       2,818,401         380,372
                                          ===========    ===========     ===========    ===========     ===========     ===========

8. SCHEDULE OF ACCUMULATION UNITS

FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                                                                   MERRILL
                                                                                    LYNCH                       MERRILL LYNCH
                                                                                    GLOBAL                          VALUE
                                                     MID-CAP                      ALLOCATION                    OPPORTUNITIES
                                                     VALUE                        V.I. FUND -                    V.I. FUND -
                                                   PORTFOLIO                       CLASS III                      CLASS III
                                          --------------------------     --------------------------     ---------------------------
                                              2004           2003            2004           2003            2004            2003
                                              ----           ----            ----           ----            ----            ----
Accumulation units beginning of year ....     496,773             --           1,000             --           1,000              --
Accumulation units purchased and
  transferred from other funding options    2,638,756        499,050         460,813          1,000       1,438,267           1,000
Accumulation units redeemed and
  transferred to other funding options ..    (182,690)        (2,277)           (206)            --         (13,102)             --
                                          -----------    -----------     -----------    -----------     -----------     -----------
Accumulation units end of year ..........   2,952,839        496,773         461,607          1,000       1,426,165           1,000
                                          ===========    ===========     ===========    ===========     ===========     ===========

                                                   OPPENHEIMER                    OPPENHEIMER                    OPPENHEIMER
                                                    CAPITAL                         GLOBAL                       MAIN STREET
                                                  APPRECIATION                    SECURITIES                      FUND/VA -
                                                   FUND/VA -                       FUND/VA -                       SERVICE
                                                 SERVICE SHARES                 SERVICE SHARES                      SHARES
                                          --------------------------     --------------------------     ---------------------------
                                              2004           2003            2004           2003            2004            2003
                                              ----           ----            ----           ----            ----            ----
Accumulation units beginning of year ....       3,000             --           2,000             --              --              --
Accumulation units purchased and
  transferred from other funding options      710,693          3,000         824,589          2,000          84,161              --
Accumulation units redeemed and
  transferred to other funding options ..      (1,450)            --          (8,472)            --          (1,409)             --
                                          -----------    -----------     -----------    -----------     -----------     -----------
Accumulation units end of year ..........     712,243          3,000         818,117          2,000          82,752              --
                                          ===========    ===========     ===========    ===========     ===========     ===========

                                                                                                                   PIONEER
                                                                                                                   AMERICA
                                                      REAL                           TOTAL                         INCOME
                                                     RETURN                         RETURN                           VCT
                                                   PORTFOLIO -                   PORTFOLIO -                     PORTFOLIO -
                                                 ADMINISTRATIVE                 ADMINISTRATIVE                     CLASS II
                                                     CLASS                          CLASS                          SHARES
                                          --------------------------     --------------------------     ---------------------------
                                              2004           2003            2004           2003            2004            2003
                                              ----           ----            ----           ----            ----            ----
Accumulation units beginning of year ....     880,942             --      23,284,310      6,244,451           1,000              --
Accumulation units purchased and
  transferred from other funding options    7,864,080        891,310      23,546,187     23,143,888         681,074           1,000
Accumulation units redeemed and
  transferred to other funding options ..    (284,307)       (10,368)     (4,814,129)    (6,104,029)         (2,507)             --
                                          -----------    -----------     -----------    -----------     -----------     -----------
Accumulation units end of year ..........   8,460,715        880,942      42,016,368     23,284,310         679,567           1,000
                                          ===========    ===========     ===========    ===========     ===========     ===========

                                                                                    PIONEER
                                                     PIONEER                       EMERGING                        PIONEER
                                                    BALANCED                       MARKETS                      EQUITY INCOME
                                                 VCT PORTFOLIO                  VCT PORTFOLIO                   VCT PORTFOLIO
                                                   - CLASS II                     - CLASS II                     - CLASS II
                                                     SHARES                         SHARES                         SHARES
                                          --------------------------     --------------------------     ---------------------------
                                              2004           2003            2004           2003            2004            2003
                                              ----           ----            ----           ----            ----            ----
Accumulation units beginning of year ....       1,000             --           2,000             --           2,000              --
Accumulation units purchased and
  transferred from other funding options      306,881          1,000         202,435          2,000         818,932           2,000
Accumulation units redeemed and
  transferred to other funding options ..      (6,106)            --          (6,540)            --         (11,612)             --
                                          -----------    -----------     -----------    -----------     -----------     -----------
Accumulation units end of year ..........     301,775          1,000         197,895          2,000         809,320           2,000
                                          ===========    ===========     ===========    ===========     ===========     ===========

8. SCHEDULE OF ACCUMULATION UNITS

FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                                                                                                   PIONEER
                                                     PIONEER                        PIONEER                        GROWTH
                                                   EUROPE VCT                      FUND VCT                      SHARES VCT
                                                   PORTFOLIO                      PORTFOLIO                       PORTFOLIO
                                                   - CLASS II                     - CLASS II                     - CLASS II
                                                     SHARES                         SHARES                         SHARES
                                          --------------------------     --------------------------     ---------------------------
                                              2004           2003            2004           2003            2004            2003
                                              ----           ----            ----           ----            ----            ----
Accumulation units beginning of year ....       1,000             --           2,000             --           1,000              --
Accumulation units purchased and
  transferred from other funding options       50,396          1,000       1,021,767          2,000          99,885           1,000
Accumulation units redeemed and
  transferred to other funding options ..      (2,302)            --          (7,499)            --            (930)             --
                                          -----------    -----------     -----------    -----------     -----------     -----------
Accumulation units end of year ..........      49,094          1,000       1,016,268          2,000          99,955           1,000
                                          ===========    ===========     ===========    ===========     ===========     ===========

                                                     PIONEER                        PIONEER                        PIONEER
                                                   HIGH YIELD                   INTERNATIONAL                      MID CAP
                                                      VCT                         VALUE VCT                       VALUE VCT
                                                   PORTFOLIO                      PORTFOLIO                       PORTFOLIO
                                                   - CLASS II                     - CLASS II                     - CLASS II
                                                     SHARES                         SHARES                         SHARES
                                          --------------------------     --------------------------     ---------------------------
                                              2004           2003            2004           2003            2004            2003
                                              ----           ----            ----           ----            ----            ----
Accumulation units beginning of year ....       1,000             --           1,000             --           2,000              --
Accumulation units purchased and
  transferred from other funding options    1,510,938          1,000         182,616          1,000         596,001           2,000
Accumulation units redeemed and
  transferred to other funding options ..    (140,017)            --            (865)            --          (7,992)             --
                                          -----------    -----------     -----------    -----------     -----------     -----------
Accumulation units end of year ..........   1,371,921          1,000         182,751          1,000         590,009           2,000
                                          ===========    ===========     ===========    ===========     ===========     ===========

                                                    PIONEER
                                                   OAK RIDGE                                                      PIONEER
                                                   LARGE CAP                     PIONEER PAPP                   PAPP SMALL
                                                   GROWTH VCT                  AMERICA-PACIFIC                   & MID CAP
                                                   PORTFOLIO                     RIM FUND VCT                   GROWTH VCT
                                                   - CLASS II                     - CLASS II                     PORTFOLIO
                                                     SHARES                         SHARES                   - CLASS II SHARES
                                          --------------------------     --------------------------     ---------------------------
                                              2004           2003            2004           2003            2004            2003
                                              ----           ----            ----           ----            ----            ----
Accumulation units beginning of year ....          --             --              --             --              --              --
Accumulation units purchased and
  transferred from other funding options       98,519             --         101,916             --         298,059              --
Accumulation units redeemed and
  transferred to other funding options ..      (6,810)            --              --             --            (172)             --
                                          -----------    -----------     -----------    -----------     -----------     -----------
Accumulation units end of year ..........      91,709             --         101,916             --         297,887              --
                                          ===========    ===========     ===========    ===========     ===========     ===========

                                                      PIONEER                        PIONEER
                                                   REAL ESTATE                     SMALL CAP                    PIONEER SMALL
                                                    SHARES VCT                     VALUE VCT                       COMPANY
                                                    PORTFOLIO                      PORTFOLIO                    VCT PORTFOLIO
                                                    - CLASS II                     - CLASS II                    - CLASS II
                                                      SHARES                         SHARES                        SHARES
                                          --------------------------     --------------------------     ---------------------------
                                              2004           2003            2004           2003            2004            2003
                                              ----           ----            ----           ----            ----            ----
Accumulation units beginning of year ....       2,000             --           1,000             --           1,000              --
Accumulation units purchased and
  transferred from other funding options      257,533          2,000         167,785          1,000          37,373           1,000
Accumulation units redeemed and
  transferred to other funding options ..     (11,686)            --          (1,250)            --             (42)             --
                                          -----------    -----------     -----------    -----------     -----------     -----------
Accumulation units end of year ..........     247,847          2,000         167,535          1,000          38,331           1,000
                                          ===========    ===========     ===========    ===========     ===========     ===========

8. SCHEDULE OF ACCUMULATION UNITS

FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                                    PIONEER                        PIONEER                      PUTNAM VT
                                               STRATEGIC INCOME                  VALUE VCT                      DISCOVERY
                                                VCT PORTFOLIO                    PORTFOLIO                     GROWTH FUND
                                                  - CLASS II                     - CLASS II                    - CLASS IB
                                                    SHARES                         SHARES                        SHARES
                                          --------------------------     --------------------------     ---------------------------
                                              2004           2003            2004           2003            2004            2003
                                              ----           ----            ----           ----            ----            ----
Accumulation units beginning of year ....       1,000             --           1,000             --         149,591          67,099
Accumulation units purchased and
  transferred from other funding options    1,172,426          1,000         465,769          1,000           4,342          87,417
Accumulation units redeemed and
  transferred to other funding options ..      (4,953)            --            (785)            --             (75)         (4,925)
                                          -----------    -----------     -----------    -----------     -----------     -----------
Accumulation units end of year ..........   1,168,473          1,000         465,984          1,000         153,858         149,591
                                          ===========    ===========     ===========    ===========     ===========     ===========

                                                   PUTNAM VT                      PUTNAM VT
                                                INTERNATIONAL                    SMALL CAP
                                                 EQUITY FUND                     VALUE FUND                      ALL CAP
                                                  - CLASS IB                     - CLASS IB                      FUND -
                                                    SHARES                         SHARES                        CLASS I
                                          --------------------------     --------------------------     ---------------------------
                                              2004           2003            2004           2003            2004            2003
                                              ----           ----            ----           ----            ----            ----
Accumulation units beginning of year ....     942,700        187,747       1,484,037        478,712       4,377,570       1,132,879
Accumulation units purchased and
  transferred from other funding options      457,972        883,155       1,108,404      1,223,856       4,328,174       3,557,026
Accumulation units redeemed and
  transferred to other funding options ..    (116,256)      (128,202)       (217,673)      (218,531)       (352,968)       (312,335)
                                          -----------    -----------     -----------    -----------     -----------     -----------
Accumulation units end of year ..........   1,284,416        942,700       2,374,768      1,484,037       8,352,776       4,377,570
                                          ===========    ===========     ===========    ===========     ===========     ===========

                                                    INVESTORS                       LARGE CAP                     SMALL CAP
                                                     FUND -                       GROWTH FUND                    GROWTH FUND
                                                    CLASS I                        - CLASS I                      - CLASS I
                                          --------------------------     --------------------------     ---------------------------
                                              2004           2003            2004           2003            2004            2003
                                              ----           ----            ----           ----            ----            ----
Accumulation units beginning of year ....   2,239,298        617,660         188,947         16,441       1,063,392         154,539
Accumulation units purchased and
  transferred from other funding options    2,476,062      1,673,976         123,913        174,824       1,371,538         936,346
Accumulation units redeemed and
  transferred to other funding options ..    (224,088)       (52,338)        (13,867)        (2,318)       (101,738)        (27,493)
                                          -----------    -----------     -----------    -----------     -----------     -----------
Accumulation units end of year ..........   4,491,272      2,239,298         298,993        188,947       2,333,192       1,063,392
                                          ===========    ===========     ===========    ===========     ===========     ===========

                                                                                                                 SMITH BARNEY
                                                                                  SMITH BARNEY                     PREMIER
                                                                                    DIVIDEND                     SELECTIONS
                                                  TOTAL RETURN                      STRATEGY                   ALL CAP GROWTH
                                                FUND - CLASS II                    PORTFOLIO                      PORTFOLIO
                                          --------------------------     --------------------------     ---------------------------
                                              2004           2003            2004           2003            2004            2003
                                              ----           ----            ----           ----            ----            ----
Accumulation units beginning of year ....       1,000             --         575,496         32,691         100,385          42,602
Accumulation units purchased and
  transferred from other funding options      251,214          1,000       1,449,977        657,433          88,112          63,083
Accumulation units redeemed and
  transferred to other funding options ..      (7,455)            --        (137,673)      (114,628)        (10,288)         (5,300)
                                          -----------    -----------     -----------    -----------     -----------     -----------
Accumulation units end of year ..........     244,759          1,000       1,887,800        575,496         178,209         100,385
                                          ===========    ===========     ===========    ===========     ===========     ===========

8. SCHEDULE OF ACCUMULATION UNITS

FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                                                                    MULTIPLE                       MULTIPLE
                                                     MULTIPLE                      DISCIPLINE                    DISCIPLINE
                                                    DISCIPLINE                    PORTFOLIO -                     PORTFOLIO
                                                   PORTFOLIO -                      BALANCED                    - GLOBAL ALL
                                                  ALL CAP GROWTH                 ALL CAP GROWTH                  CAP GROWTH
                                                    AND VALUE                      AND VALUE                      AND VALUE
                                          --------------------------     --------------------------     ---------------------------
                                              2004           2003            2004           2003            2004            2003
                                              ----           ----            ----           ----            ----            ----
Accumulation units beginning of year ....   7,508,557        248,026       7,964,004        833,977         960,108          28,934
Accumulation units purchased and
  transferred from other funding options   31,220,463      7,317,107      32,244,367      7,207,137       8,396,505         951,911
Accumulation units redeemed and
  transferred to other funding options ..    (918,320)       (56,576)     (1,629,076)       (77,110)       (227,023)        (20,737)
                                          -----------    -----------     -----------    -----------     -----------     -----------
Accumulation units end of year ..........  37,810,700      7,508,557      38,579,295      7,964,004       9,129,590         960,108
                                          ===========    ===========     ===========    ===========     ===========     ===========

                                                   MULTIPLE
                                                  DISCIPLINE
                                                 PORTFOLIO -                                                     DISCIPLINED
                                                  LARGE CAP                      CONVERTIBLE                       MID CAP
                                                  GROWTH AND                     SECURITIES                         STOCK
                                                    VALUE                        PORTFOLIO                        PORTFOLIO
                                          --------------------------     --------------------------     ---------------------------
                                              2004           2003            2004           2003            2004            2003
                                              ----           ----            ----           ----            ----            ----
Accumulation units beginning of year ....   1,462,584         44,496       1,594,069         71,159         252,681          12,568
Accumulation units purchased and
  transferred from other funding options    4,254,199      1,446,524       1,982,309      1,551,293         169,969         240,800
Accumulation units redeemed and
  transferred to other funding options ..     (71,633)       (28,436)        (95,112)       (28,383)         (4,627)           (687)
                                          -----------    -----------     -----------    -----------     -----------     -----------
Accumulation units end of year ..........   5,645,150      1,462,584       3,481,266      1,594,069         418,023         252,681
                                          ===========    ===========     ===========    ===========     ===========     ===========

                                                     EQUITY                         FEDERATED                     FEDERATED
                                                     INCOME                        HIGH YIELD                       STOCK
                                                   PORTFOLIO                       PORTFOLIO                      PORTFOLIO
                                          --------------------------     --------------------------     ---------------------------
                                              2004           2003            2004           2003            2004            2003
                                              ----           ----            ----           ----            ----            ----
Accumulation units beginning of year ....   4,657,550        758,037         244,415         35,619         259,805          39,368
Accumulation units purchased and
  transferred from other funding options    5,892,288      4,051,926         372,706        216,924         303,096         221,507
Accumulation units redeemed and
  transferred to other funding options ..    (606,104)      (152,413)        (10,375)        (8,128)        (13,170)         (1,070)
                                          -----------    -----------     -----------    -----------     -----------     -----------
Accumulation units end of year ..........   9,943,734      4,657,550         606,746        244,415         549,731         259,805
                                          ===========    ===========     ===========    ===========     ===========     ===========

                                                                                    LAZARD
                                                      LARGE                     INTERNATIONAL                   MERRILL LYNCH
                                                      CAP                           STOCK                         LARGE CAP
                                                   PORTFOLIO                      PORTFOLIO                    CORE PORTFOLIO
                                          --------------------------     --------------------------     ---------------------------
                                              2004           2003            2004           2003            2004            2003
                                              ----           ----            ----           ----            ----            ----
Accumulation units beginning of year ....   1,541,035        375,828         204,555          7,884       1,136,190         444,465
Accumulation units purchased and
  transferred from other funding options    1,036,376      1,183,635       2,174,705        276,511         555,055         699,888
Accumulation units redeemed and
  transferred to other funding options ..    (101,061)       (18,428)       (135,909)       (79,840)       (116,364)         (8,163)
                                          -----------    -----------     -----------    -----------     -----------     -----------
Accumulation units end of year ..........   2,476,350      1,541,035       2,243,351        204,555       1,574,881       1,136,190
                                          ===========    ===========     ===========    ===========     ===========     ===========

8. SCHEDULE OF ACCUMULATION UNITS

FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                                        MFS                            MFS
                                                     EMERGING                        MID CAP                         MFS
                                                      GROWTH                         GROWTH                         VALUE
                                                    PORTFOLIO                      PORTFOLIO                      PORTFOLIO
                                          --------------------------     --------------------------     ---------------------------
                                              2004           2003            2004           2003            2004            2003
                                              ----           ----            ----           ----            ----            ----
Accumulation units beginning of year ....     904,617        470,239         228,470          6,056              --              --
Accumulation units purchased and
  transferred from other funding options      783,466        491,416         297,996        224,964         520,538              --
Accumulation units redeemed and
  transferred to other funding options ..    (175,032)       (57,038)        (11,165)        (2,550)         (2,706)             --
                                          -----------    -----------     -----------    -----------     -----------     -----------
Accumulation units end of year ..........   1,513,051        904,617         515,301        228,470         517,832              --
                                          ===========    ===========     ===========    ===========     ===========     ===========

                                                                                     SOCIAL
                                                     PIONEER                       AWARENESS                      TRAVELERS
                                                      FUND                           STOCK                      QUALITY BOND
                                                   PORTFOLIO                       PORTFOLIO                      PORTFOLIO
                                          --------------------------     --------------------------     ---------------------------
                                              2004           2003            2004           2003            2004            2003
                                              ----           ----            ----           ----            ----            ----
Accumulation units beginning of year ....     123,110             --              --             --         797,426         157,635
Accumulation units purchased and
  transferred from other funding options      847,395        123,110          40,480             --         665,075         887,592
Accumulation units redeemed and
  transferred to other funding options ..      (8,037)            --              --             --        (329,175)       (247,801)
                                          -----------    -----------     -----------    -----------     -----------     -----------
Accumulation units end of year ..........     962,468        123,110          40,480             --       1,133,326         797,426
                                          ===========    ===========     ===========    ===========     ===========     ===========

                                                       U.S.                            AIM                           MFS
                                                    GOVERNMENT                      CAPITAL                         TOTAL
                                                    SECURITIES                    APPRECIATION                     RETURN
                                                    PORTFOLIO                      PORTFOLIO                      PORTFOLIO
                                          --------------------------     --------------------------     ---------------------------
                                              2004           2003            2004           2003            2004            2003
                                              ----           ----            ----           ----            ----            ----
Accumulation units beginning of year ....          --             --         669,240        143,288      12,165,881       2,855,924
Accumulation units purchased and
  transferred from other funding options       64,864             --         913,623        567,226      17,776,759       9,650,941
Accumulation units redeemed and
  transferred to other funding options ..          (2)            --         (34,138)       (41,274)     (1,589,957)       (340,984)
                                          -----------    -----------     -----------    -----------     -----------     -----------
Accumulation units end of year ..........      64,862             --       1,548,725        669,240      28,352,683      12,165,881
                                          ===========    ===========     ===========    ===========     ===========     ===========

                                                     PIONEER                     SB ADJUSTABLE                  SMITH BARNEY
                                                   STRATEGIC                     RATE INCOME                    AGGRESSIVE
                                                     INCOME                       PORTFOLIO                       GROWTH
                                                   PORTFOLIO                   - CLASS I SHARES                  PORTFOLIO
                                          --------------------------     --------------------------     ---------------------------
                                              2004           2003            2004           2003            2004            2003
                                              ----           ----            ----           ----            ----            ----
Accumulation units beginning of year ....          --             --         124,744             --      12,816,597       3,441,146
Accumulation units purchased and
  transferred from other funding options    2,649,031             --       3,432,114        378,367      19,334,973       9,930,946
Accumulation units redeemed and
  transferred to other funding options ..     (43,264)            --         (33,889)      (253,623)     (1,701,665)       (555,495)
                                          -----------    -----------     -----------    -----------     -----------     -----------
Accumulation units end of year ..........   2,605,767             --       3,522,969        124,744      30,449,905      12,816,597
                                          ===========    ===========     ===========    ===========     ===========     ===========

8. SCHEDULE OF ACCUMULATION UNITS

FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                                                                SMITH BARNEY
                                                 SMITH BARNEY                  INTERNATIONAL                   SMITH BARNEY
                                                     HIGH                         ALL CAP                       LARGE CAP
                                                    INCOME                         GROWTH                         VALUE
                                                  PORTFOLIO                      PORTFOLIO                      PORTFOLIO
                                          --------------------------     --------------------------     ---------------------------
                                              2004           2003            2004           2003            2004            2003
                                              ----           ----            ----           ----            ----            ----
Accumulation units beginning of year ....   6,560,243      1,151,282         372,006        317,693       1,034,682       1,038,768
Accumulation units purchased and
  transferred from other funding options    7,731,275      6,883,608           5,893         86,484          61,206         123,564
Accumulation units redeemed and
  transferred to other funding options ..  (1,122,174)    (1,474,647)        (92,546)       (32,171)        (96,616)       (127,650)
                                          -----------    -----------     -----------    -----------     -----------     -----------
Accumulation units end of year ..........  13,169,344      6,560,243         285,353        372,006         999,272       1,034,682
                                          ===========    ===========     ===========    ===========     ===========     ===========

                                                 SMITH BARNEY
                                                    LARGE                       SMITH BARNEY
                                                CAPITALIZATION                    MID CAP                       SMITH BARNEY
                                                    GROWTH                          CORE                        MONEY MARKET
                                                  PORTFOLIO                      PORTFOLIO                       PORTFOLIO
                                          --------------------------     --------------------------     ---------------------------
                                              2004           2003            2004           2003            2004            2003
                                              ----           ----            ----           ----            ----            ----
Accumulation units beginning of year ....   4,886,041      1,772,410       3,514,357        895,470       7,924,823       4,977,393
Accumulation units purchased and
  transferred from other funding options    5,962,460      3,436,823       3,845,783      2,703,017      20,860,747      14,857,231
Accumulation units redeemed and
  transferred to other funding options ..  (1,052,958)      (323,192)       (444,431)       (84,130)    (15,808,608)    (11,909,801)
                                          -----------    -----------     -----------    -----------     -----------     -----------
Accumulation units end of year ..........   9,795,543      4,886,041       6,915,709      3,514,357      12,976,962       7,924,823
                                          ===========    ===========     ===========    ===========     ===========     ===========

                                                                                    TRAVELERS                        VAN
                                                    STRATEGIC                       MANAGED                        KAMPEN
                                                     EQUITY                          INCOME                      ENTERPRISE
                                                   PORTFOLIO                       PORTFOLIO                      PORTFOLIO
                                          --------------------------     --------------------------     ---------------------------
                                              2004           2003            2004           2003            2004            2003
                                              ----           ----            ----           ----            ----            ----
Accumulation units beginning of year ....     931,583        601,746       6,485,395      1,560,282         459,920         141,597
Accumulation units purchased and
  transferred from other funding options      343,133        479,433       8,326,940      5,495,823         308,486         332,575
Accumulation units redeemed and
  transferred to other funding options ..    (110,572)      (149,596)       (875,432)      (570,710)       (181,352)        (14,252)
                                          -----------    -----------     -----------    -----------     -----------     -----------
Accumulation units end of year ..........   1,164,144        931,583      13,936,903      6,485,395         587,054         459,920
                                          ===========    ===========     ===========    ===========     ===========     ===========

                                                                                   EMERGING
                                                    COMSTOCK                        GROWTH                       ENTERPRISE
                                                  PORTFOLIO -                    PORTFOLIO -                    PORTFOLIO -
                                                    CLASS II                       CLASS I                       CLASS II
                                                     SHARES                         SHARES                        SHARES
                                          --------------------------     --------------------------     ---------------------------
                                              2004           2003            2004           2003            2004            2003
                                              ----           ----            ----           ----            ----            ----
Accumulation units beginning of year ....     561,423        182,669         885,783        581,536           2,000           2,000
Accumulation units purchased and
  transferred from other funding options      561,717        384,709         304,331        518,097           2,827              --
Accumulation units redeemed and
  transferred to other funding options ..    (168,226)        (5,955)        (98,560)      (213,850)         (1,105)             --
                                          -----------    -----------     -----------    -----------     -----------     -----------
Accumulation units end of year ..........     954,914        561,423       1,091,554        885,783           3,722           2,000
                                          ===========    ===========     ===========    ===========     ===========     ===========

8. SCHEDULE OF ACCUMULATION UNITS

FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                                  SMITH BARNEY
                                                   SMALL CAP                     CONTRAFUND(R)                   CONTRAFUND(R)
                                                     GROWTH                      PORTFOLIO -                     PORTFOLIO -
                                                 OPPORTUNITIES                     SERVICE                         SERVICE
                                                   PORTFOLIO                        CLASS                          CLASS 2
                                          --------------------------     --------------------------     ---------------------------
                                              2004           2003            2004           2003            2004            2003
                                              ----           ----            ----           ----            ----            ----
Accumulation units beginning of year ....     784,104        103,651       3,369,856        669,918         641,586         101,822
Accumulation units purchased and
  transferred from other funding options    1,457,836        699,345       5,899,460      2,936,044         672,033         583,661
Accumulation units redeemed and
  transferred to other funding options ..    (109,424)       (18,892)       (418,609)      (236,106)        (60,731)        (43,897)
                                          -----------    -----------     -----------    -----------     -----------     -----------
Accumulation units end of year ..........   2,132,516        784,104       8,850,707      3,369,856       1,252,888         641,586
                                          ===========    ===========     ===========    ===========     ===========     ===========

                                                     DYNAMIC
                                                     CAPITAL                         MID CAP
                                                   APPRECIATION                    PORTFOLIO
                                                   PORTFOLIO -                     - SERVICE
                                                 SERVICE CLASS 2                    CLASS 2                      COMBINED
                                          --------------------------     --------------------------     ---------------------------
                                              2004           2003            2004           2003            2004            2003
                                              ----           ----            ----           ----            ----            ----
Accumulation units beginning of year ....      75,368          1,000       2,962,912        547,431     195,215,132      51,167,431
Accumulation units purchased and
  transferred from other funding options       85,061         74,370       6,287,641      2,606,294     375,748,498     172,607,966
Accumulation units redeemed and
  transferred to other funding options ..     (20,477)            (2)       (529,554)      (190,813)    (45,280,131)    (28,560,265)
                                          -----------    -----------     -----------    -----------     -----------     -----------
Accumulation units end of year ..........     139,952         75,368       8,720,999      2,962,912     525,683,499     195,215,132
                                          ===========    ===========     ===========    ===========     ===========     ===========

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors of the Travelers Insurance Company and
Owners of Variable Annuity Contracts of The Travelers Separate Account Nine for Variable Annuities:

We have audited the accompanying statement of assets and liabilities of The Travelers Separate Account Nine for Variable Annuities as of December 31, 2004 and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Travelers Separate Account Nine for Variable Annuities as of December 31, 2004, the results of its operations for the year then ended, the changes in the net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ KPMG LLP

Hartford, Connecticut
March 16, 2005

                       This page intentionally left blank

                       This page intentionally left blank

                       This page intentionally left blank

                              INDEPENDENT AUDITORS
                              --------------------
                                    KPMG LLP
                              Hartford, Connecticut

This report is prepared for the general information of contract owners and is not an offer of units of The Travelers Separate Account Nine for Variable Annuities or shares of Separate Account Nine's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectus for The Travelers Separate Account Nine for Variable Annuities product(s)
offered by The Travelers Insurance Company and the Prospectuses of the underlying funds, which collectively contain all pertinent information, including additional information on charges and expenses.


SEPNINE (Annual) (12-04) Printed in U.S.A.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The Board of Directors and Shareholder
The Travelers Insurance Company:

We have audited the accompanying consolidated balance sheets of The Travelers Insurance Company and subsidiaries as of December 31, 2004 and 2003, and the related consolidated statements of income, changes in shareholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2004. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Insurance Company and subsidiaries as of December 31, 2004 and 2003, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2004, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the consolidated financial statements, the Company changed its methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004, variable interest entities in 2003, and for goodwill and intangible assets in 2002.

/s/KPMG LLP

Hartford, Connecticut
March 28, 2005

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED STATEMENTS OF INCOME
                                 ($ IN MILLIONS)


FOR THE YEAR ENDED DECEMBER 31,                         2004          2003          2002
                                                        ----          ----          ----

REVENUES

Premiums                                                $2,226        $2,327        $1,924
Net investment income                                    3,348         3,058         2,936
Realized investment gains (losses)                          16            37          (322)
Fee income                                                 781           606           560
Other revenues                                             124           111           136
--------------------------------------------------- ------------- ------------- -------------
     Total Revenues                                      6,495         6,139         5,234
--------------------------------------------------- ------------- ------------- -------------

BENEFITS AND EXPENSES
Current and future insurance benefits                    1,971         2,102         1,711
Interest credited to contractholders                     1,305         1,248         1,220
Amortization of deferred acquisition costs                 649           501           393
General and administrative expenses                        487           459           407
--------------------------------------------------- ------------- ------------- -------------
     Total Benefits and Expenses                         4,412         4,310         3,731
--------------------------------------------------- ------------- ------------- -------------
Income from operations before federal income taxes       2,083         1,829         1,503
--------------------------------------------------- ------------- ------------- -------------

Federal income taxes
     Current                                               563           360           236
     Deferred                                               39           111           185
--------------------------------------------------- ------------- ------------- -------------
     Total Federal Income Taxes                            602           471           421
--------------------------------------------------- ------------- ------------- -------------
Net Income                                              $1,481        $1,358        $1,082
=================================================== ============= ============= =============


                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                           CONSOLIDATED BALANCE SHEETS
                                 ($ IN MILLIONS)

AT DECEMBER 31,                                   2004          2003
--------------------------------------------- ------------- -------------

ASSETS
Fixed maturities, available for sale at
  fair value (including $2,468 and $2,170
  subject to securities lending agreements)
  (cost $45,314; $40,119)                         $47,715       $42,323
Equity securities, at fair value
  (cost $322; $323)                                   367           362
Mortgage loans                                      2,124         1,886
Policy loans                                        1,121         1,135
Short-term securities                               3,731         3,603
Trading securities, at fair value                   1,360         1,707
Other invested assets                               5,005         5,188
--------------------------------------------- ------------- -------------
     Total Investments                             61,423        56,204
--------------------------------------------- ------------- -------------

Cash                                                  246           149
Investment income accrued                             606           567
Premium balances receivable                           177           165
Reinsurance recoverables                            4,667         4,470
Deferred acquisition costs                          4,949         4,395
Separate and variable accounts                     31,327        26,972
Other assets                                        2,448         2,426
--------------------------------------------- ------------- -------------
     Total Assets                                $105,843       $95,348
--------------------------------------------- ------------- -------------

LIABILITIES
Contractholder funds                              $34,101       $30,252
Future policy benefits and claims                  16,808        15,964
Separate and variable accounts                     31,327        26,972
Deferred federal income taxes                       2,220         2,030
Trading securities sold not yet
  purchased, at fair value                            473           637
Other liabilities                                   6,609         6,136
--------------------------------------------- ------------- -------------
     Total Liabilities                             91,538        81,991
--------------------------------------------- ------------- -------------

SHAREHOLDER'S EQUITY
Common stock, par value $2.50;
  40 million shares authorized,
  issued and outstanding                              100           100
Additional paid-in capital                          5,449         5,446
Retained earnings                                   7,159         6,451
Accumulated other changes in
  equity from nonowner sources                      1,597         1,360
--------------------------------------------- ------------- -------------
     Total Shareholder's Equity                    14,305        13,357
--------------------------------------------- ------------- -------------

     Total Liabilities and
       Shareholder's Equity                      $105,843       $95,348
============================================= ============= =============


                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                                 ($ IN MILLIONS)

                                           FOR THE YEAR ENDED DECEMBER 31,
----------------------------------------- ---------- ----------- ----------
COMMON STOCK                                  2004        2003       2002
----------------------------------------- ---------- ----------- ----------
Balance, beginning of year                    $100        $100       $100
Changes in common stock                          -           -          -
----------------------------------------- ---------- ----------- ----------
Balance, end of year                          $100        $100       $100
========================================= ========== =========== ==========

----------------------------------------- ---------- ----------- ----------
ADDITIONAL PAID-IN CAPITAL
----------------------------------------- ---------- ----------- ----------
Balance, beginning of year                  $5,446      $5,443     $3,864
Stock option tax benefit (expense)               3           3        (17)
Capital contributed by parent                    -           -      1,596
----------------------------------------- ---------- ----------- ----------
Balance, end of year                        $5,449      $5,446     $5,443
========================================= ========== =========== ==========

----------------------------------------- ---------- ----------- ----------
RETAINED EARNINGS
----------------------------------------- ---------- ----------- ----------
Balance, beginning of year                  $6,451      $5,638     $5,142
Net income                                   1,481       1,358      1,082
Dividends to parent                           (773)       (545)      (586)
----------------------------------------- ---------- ----------- ----------
Balance, end of year                        $7,159      $6,451     $5,638
========================================= ========== =========== ==========

----------------------------------------- ---------- ----------- ----------
ACCUMULATED OTHER CHANGES
IN EQUITY FROM NONOWNER SOURCES
----------------------------------------- ---------- ----------- ----------
Balance, beginning of year                  $1,360        $454        $74
Unrealized gains, net of tax                   138         817        452
Foreign currency translation,
  net of tax                                     1           4          3
Derivative instrument hedging
  activity gains (losses),
  net of tax                                    98          85        (75)
----------------------------------------- ---------- ----------- ----------
Balance, end of year                        $1,597      $1,360       $454
========================================= ========== =========== ==========

----------------------------------------- ---------- ----------- ----------
SUMMARY OF CHANGES IN EQUITY
FROM NONOWNER SOURCES
----------------------------------------- ---------- ----------- ----------
Net income                                  $1,481      $1,358     $1,082
Other changes in equity
  from nonowner sources                        237         906        380
----------------------------------------- ---------- ----------- ----------
Total changes in equity
  from nonowner sources                     $1,718      $2,264     $1,462
========================================= ========== =========== ==========

----------------------------------------- ---------- ----------- ----------
TOTAL SHAREHOLDER'S EQUITY
----------------------------------------- ---------- ----------- ----------
Changes in total shareholder's equity         $948      $1,722     $2,455
Balance, beginning of year                  13,357      11,635      9,180
----------------------------------------- ---------- ----------- ----------
Balance, end of year                       $14,305     $13,357    $11,635
========================================= ========== =========== ==========


                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                           INCREASE (DECREASE) IN CASH
                                 ($ IN MILLIONS)


FOR THE YEAR ENDED DECEMBER 31,                               2004         2003        2002
---------------------------------------------------------- ----------- ------------ ----------
CASH FLOWS FROM OPERATING ACTIVITIES

     Premiums collected                                       $2,218       $2,335     $1,917
     Net investment income received                            3,228        2,787      2,741
     Other revenues received                                     901          335        384
     Benefits and claims paid                                 (1,367)      (1,270)    (1,218)
     Interest paid to contractholders                         (1,294)      (1,226)    (1,220)
     Operating expenses paid                                  (1,646)      (1,375)    (1,310)
     Income taxes paid                                          (262)        (456)      (197)
     Trading account investments (purchases), sales, net         226         (232)        76
     Other                                                      (479)         (84)      (105)
---------------------------------------------------------- ----------- ------------ ----------
         Net Cash Provided by Operating Activities             1,525          814      1,068
---------------------------------------------------------- ----------- ------------ ----------

CASH FLOWS FROM INVESTING ACTIVITIES
     Proceeds from maturities of investments
         Fixed maturities                                      6,833        7,446      4,459
         Mortgage loans                                          655          358        374
     Proceeds from sales of investments
         Fixed maturities                                      7,796       15,078     15,472
         Equity securities                                        78          124        212
         Mortgage loans                                           52            -          -
         Real estate held for sale                                55            5         26
     Purchases of investments
         Fixed maturities                                    (19,164)     (26,766)   (23,623)
         Equity securities                                      (157)        (144)      (134)
         Mortgage loans                                         (944)        (317)      (355)
     Policy loans, net                                            14           34         39
     Short-term securities (purchases) sales, net               (116)         814     (1,320)
     Other investments (purchases) sales, net                     50          108        (69)
     Securities transactions in course of settlement, net        699         (618)       529
---------------------------------------------------------- ----------- ------------ ----------
     Net Cash Used in Investing Activities                    (4,149)      (3,878)    (4,390)
---------------------------------------------------------- ----------- ------------ ----------

CASH FLOWS FROM FINANCING ACTIVITIES
     Contractholder fund deposits                              9,619        8,326      8,505
     Contractholder fund withdrawals                          (6,125)      (4,754)    (4,729)
     Capital contribution by parent                                -            -        172
     Dividends to parent company                                (773)        (545)      (586)
---------------------------------------------------------- ----------- ------------ ----------
         Net Cash Provided by Financing Activities             2,721        3,027      3,362
---------------------------------------------------------- ----------- ------------ ----------
Net increase (decrease) in cash                                   97          (37)        40
Cash at December 31, previous year                               149          186        146
---------------------------------------------------------- ----------- ------------ ----------
Cash at December 31, current year                               $246         $149       $186
========================================================== =========== ============ ==========



                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Significant accounting policies used in the preparation of the accompanying financial statements follow.

BASIS OF PRESENTATION

The Travelers Insurance Company (TIC, together with its subsidiaries, the Company), is a wholly owned subsidiary of Citigroup Insurance Holding Corporation (CIHC), an indirect wholly owned subsidiary of Citigroup Inc. (Citigroup), a diversified global financial services holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. The consolidated financial statements include the accounts of the Company and its insurance and non-insurance subsidiaries on a fully consolidated basis. The primary insurance entities of the Company are TIC and its subsidiaries, The Travelers Life and Annuity Company (TLAC), Primerica Life Insurance Company (Primerica Life), and its subsidiaries, Primerica Life Insurance Company of Canada, CitiLife Financial Limited (CitiLife) and National Benefit Life Insurance Company (NBL). Significant intercompany transactions and balances have been eliminated. The Company consolidates entities deemed to be variable interest entities when the Company is determined to be the primary beneficiary under Financial Accounting Standards Board (FASB) Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN 46).

On January 31, 2005, Citigroup announced its intention to sell its Life Insurance and Annuities business, which includes TIC, TLAC and certain other businesses, to MetLife, Inc. Primerica Life and its subsidiaries will remain part of Citigroup. See Note 17.

The financial statements and accompanying footnotes of the Company are prepared in conformity with U.S. generally accepted accounting principles (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and benefits and expenses during the reporting period. Actual results could differ from those estimates.

Certain prior year amounts have been reclassified to conform to the 2004 presentation.

ACCOUNTING CHANGES

ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS

On January 1, 2004, the Company adopted the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1). The main components of SOP 03-1 provide guidance on accounting and reporting by insurance enterprises for separate account presentation, accounting for an insurer's interest in a separate account, transfers to a separate account, valuation of certain liabilities, contracts with death or other benefit features, contracts that provide annuitization benefits, and sales inducements to contract holders.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The following summarizes the more significant aspects of the Company's adoption of SOP 03-1:

SEPARATE ACCOUNT PRESENTATION. SOP 03-1 requires separate account products to meet certain criteria in order to be treated as separate account products. For products not meeting the specified criteria, these assets and liabilities are included in the reporting entities' general account.

The Company's adoption of SOP 03-1 resulted in the consolidation on the Company's balance sheet of approximately $500 million of investments previously held in separate and variable account assets and approximately $500 million of contractholder funds previously held in separate and variable account liabilities.

VARIABLE ANNUITY CONTRACTS WITH GUARANTEED MINIMUM DEATH BENEFIT FEATURES. For variable annuity contracts with guaranteed minimum death benefit (GMDB) features, SOP 03-1 requires the reporting entity to categorize the contract as either an insurance or investment contract based upon the significance of mortality or morbidity risk. SOP 03-1 provides explicit guidance for calculating a reserve for insurance contracts, and provides that the reporting entity does not hold reserves for investment contracts (i.e., there is no significant mortality risk).

The Company determined that the mortality risk on its GMDB features was not a significant component of the overall variable annuity product, and accordingly continued to classify these products as investment contracts. Prior to the adoption of SOP 03-1, the Company held a reserve of approximately $8 million to cover potential GMDB exposure. This reserve was released during the first quarter of 2004 as part of the implementation of SOP 03-1.

RESERVING FOR UNIVERSAL LIFE AND VARIABLE UNIVERSAL LIFE CONTRACTS. SOP 03-1 requires that a reserve, in addition to the account balance, be established for certain insurance benefit features provided under universal life (UL) and variable universal life (VUL) products if the amounts assessed against the contract holder each period for the insurance benefit feature are assessed in a manner that is expected to result in profits in earlier years and losses in subsequent years from the insurance benefit function.

The Company's UL and VUL products were reviewed to determine if an additional reserve is required under SOP 03-1. The Company determined that SOP 03-1 applied to some of its UL and VUL contracts with these features and established an additional reserve of approximately $1 million.

SALES INDUCEMENTS TO CONTRACT HOLDERS. SOP 03-1 provides, prospectively, that sales inducements provided to contract holders meeting certain criteria are capitalized and amortized over the expected life of the contract as a component of benefit expense. During 2004, the Company capitalized sales inducements of approximately $50.6 million in accordance with SOP 03-1. These inducements relate to bonuses on certain products offered by the Company. For 2004, amortization of these capitalized amounts was insignificant.

CONSOLIDATION OF VARIABLE INTEREST ENTITIES

On January 1, 2004, the Company adopted Financial Accounting Standards Board
(FASB) Interpretation No. 46, "Consolidation of Variable Interest Entities (revised December 2003)," (FIN 46-R), which includes substantial changes from the original FIN 46. Included in these changes, the calculation of expected losses and expected residual returns has been altered to reduce the impact of decision maker and guarantor fees in the calculation of expected residual returns and expected losses. In addition, the definition of a variable interest has been changed in the revised guidance. FIN 46 and FIN 46-R change the method of determining

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

whether certain entities should be included in the Company's consolidated financial statements. The Company has evaluated the impact of applying FIN 46-R to existing VIEs in which it has variable interests. The effect of adopting FIN 46-R on the Company's consolidated balance sheet is immaterial. See Note 3.

An entity is subject to FIN 46 and FIN 46-R and is called a variable interest entity (VIE) if it has (1) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (2) equity investors that cannot make significant decisions about the entity's operations or that do not absorb the expected losses or receive the expected returns of the entity. All other entities are evaluated for consolidation under Statement of Financial Accounting Standards (SFAS) No. 94, "Consolidation of All Majority-Owned Subsidiaries" (SFAS 94). A VIE is consolidated by its primary beneficiary, which is the party involved with the VIE that has a majority of the expected losses or a majority of the expected residual returns or both.

For any VIEs that must be consolidated under FIN 46 that were created before February 1, 2003, the assets, liabilities, and noncontrolling interests of the VIE are initially measured at their carrying amounts with any difference between the net amount added to the balance sheet and any previously recognized interest being recognized as the cumulative effect of an accounting change. If determining the carrying amounts is not practicable, fair value at the date FIN 46 first applies may be used to measure the assets, liabilities, and noncontrolling interests of the VIE. In October 2003, the FASB announced that the effective date of FIN 46 was deferred from July 1, 2003 to periods ending after December 15, 2003 for VIEs created prior to February 1, 2003. TIC elected to implement the provisions of FIN 46 in the 2003 third quarter, resulting in the consolidation of VIEs increasing both total assets and total liabilities by approximately $407 million. The implementation of FIN 46 encompassed a review of numerous entities to determine the impact of adoption and considerable judgment was used in evaluating whether or not a VIE should be consolidated.

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

In April 2003, the FASB issued SFAS No. 149, "Amendment of Statement 133 on Derivative Instruments and Hedging Activities" (SFAS 149). SFAS 149 amends and clarifies accounting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities." In particular, this Statement clarifies under what circumstances a contract with an initial net investment meets the characteristic of a derivative and when a derivative contains a financing component that warrants special reporting in the statement of cash flows. This Statement is generally effective for contracts entered into or modified after June 30, 2003 and did not have a significant impact on the Company's consolidated financial statements.

COSTS ASSOCIATED WITH EXIT OR DISPOSAL ACTIVITIES

On January 1, 2003, the Company adopted SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities" (SFAS 146). SFAS 146 requires that a liability for costs associated with exit or disposal activities, other than in a business combination, be recognized when the liability is incurred. Previous generally accepted accounting principles provided for the recognition of such costs at the date of management's commitment to an exit plan. In addition, SFAS 146 requires that the liability be measured at fair value and be adjusted for changes in estimated cash flows. The provisions of the new standard are effective for exit or disposal activities initiated after December 31, 2002. The adoption of SFAS 146 did not affect the Company's consolidated financial statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

STOCK-BASED COMPENSATION

On January 1, 2003, the Company adopted the fair value recognition provisions of SFAS No. 123, "Accounting for Stock-Based Compensation" (SFAS 123), prospectively for all awards granted, modified, or settled after December 31, 2002. The prospective method is one of the adoption methods provided for under SFAS No. 148, "Accounting for Stock-Based Compensation - Transition and Disclosure," issued in December 2002. SFAS 123 requires that compensation cost for all stock awards be calculated and recognized over the service period (generally equal to the vesting period). This compensation cost is determined using option pricing models, intended to estimate the fair value of the awards at the grant date. Similar to Accounting Principles Board Opinion No. 25, "Accounting for Stock Issued to Employees" (APB 25), the alternative method of accounting, an offsetting increase to stockholders' equity under SFAS 123 is recorded equal to the amount of compensation expense charged. During the 2004 first quarter, the Company changed its option valuation from the Black-Scholes model to the Binomial Method. The impact of this change was immaterial.

Had the Company applied SFAS 123 prior to 2003 in accounting for Citigroup stock options, net income would have been the pro forma amounts indicated below:


 ------------------------------------------------- ---------------- ----------------- ---------------- -----------------
 YEAR ENDED DECEMBER 31,                                                        2004             2003             2002
 ($ IN MILLIONS)

 ------------------------------------------------- ---------------- ----------------- ---------------- -----------------
 Compensation expense related to stock option      As reported                   $2               $2                $-
 plans, net of tax                                 Pro forma                      5                7                 9
 ------------------------------------------------- ---------------- ----------------- ---------------- -----------------
 Net income                                        As reported                $1,481          $1,358            $1,082
                                                   Pro forma                   1,478           1,353             1,073
 ------------------------------------------------- ---------------- ----------------- ---------------- -----------------


BUSINESS COMBINATIONS, GOODWILL AND OTHER INTANGIBLE ASSETS

Effective January 1, 2002, the Company adopted the FASB SFAS No. 141, "Business Combinations" (SFAS 141) and No. 142, "Goodwill and Other Intangible Assets" (SFAS 142). These standards change the accounting for business combinations by, among other things, prohibiting the prospective use of pooling-of-interests accounting and requiring companies to stop amortizing goodwill and certain intangible assets with an indefinite useful life created by business combinations accounted for using the purchase method of accounting. Instead, goodwill and intangible assets deemed to have an indefinite useful life will be subject to an annual review for impairment. Other intangible assets that are not deemed to have an indefinite useful life will continue to be amortized over their useful lives. See Note 5.

FUTURE APPLICATION OF ACCOUNTING STANDARDS

OTHER-THAN-TEMPORARY IMPAIRMENTS OF CERTAIN INVESTMENTS

On September 30, 2004, the FASB voted unanimously to delay the effective date of Emerging Issues Task Force (EITF) No. 03-1, "The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments" (EITF 03-1). The delay applies to both debt and equity securities and specifically applies to impairments caused by interest rate and sector spreads. In addition, the provisions of EITF 03-1 that have been delayed relate to the requirements that a company declare its intent to hold the security to recovery and designate a recovery period in order to avoid recognizing an other-than-temporary impairment charge through earnings.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The FASB will be issuing implementation guidance related to this topic. Once issued, the Company will evaluate the impact of adopting EITF 03-1. The disclosures required by EITF 03-1 are included in Note 3 to the Consolidated Financial Statements.

STOCK-BASED COMPENSATION

In December 2004, the FASB issued SFAS No. 123 (Revised 2004), "Share-Based Payment" (SFAS 123-R), which replaces the existing SFAS 123 and supersedes APB
25. SFAS 123-R requires companies to measure and record compensation expense for stock options and other share-based payment based on the instruments' fair value. SFAS 123-R is effective for interim and annual reporting periods beginning after June 15, 2005. The Company will adopt SFAS 123-R on July 1, 2005 by using a modified prospective approach. For unvested stock-based awards granted before January 1, 2003 (APB 25 awards), the Company will expense the fair value of the awards as at the grant date over the remaining vesting period. The impact of recognizing compensation expense for the unvested APB 25 awards will be immaterial in the third and fourth quarters of 2005. In addition, the amount of additional compensation expense that will be disclosed as the impact in the first and second quarters of 2005, as if the standard had been adopted as of January 1, 2005, but will not be recognized in earnings, will be immaterial. The Company continues to evaluate other aspects of adopting SFAS 123-R.

ACCOUNTING POLICIES

INVESTMENTS

Fixed maturities include bonds, notes and redeemable preferred stocks. Fixed maturities, including instruments subject to securities lending agreements (see
Note 3), are classified as "available for sale" and are reported at fair value, with unrealized investment gains and losses, net of income taxes, credited or charged directly to shareholder's equity. Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes. If quoted market prices are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment are used to determine fair value. Impairments are realized when investment losses in value are deemed other-than-temporary. The Company conducts a rigorous review each quarter to identify and evaluate investments that have possible indications of impairment. An investment in a debt or equity security is impaired if its fair value falls below its cost and the decline is considered other-than-temporary. Factors considered in determining whether a loss is other-than-temporary include the length of time and extent to which fair value has been below cost; the financial condition and near-term prospects of the issuer; and the Company's ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery. Changing economic conditions - global, regional, or related to specific issuers or industries - could result in other-than-temporary losses.

Also included in fixed maturities are loan-backed and structured securities (including beneficial interests in securitized financial assets). Beneficial interests in securitized financial assets that are rated "A" and below are accounted for under the prospective method in accordance with EITF 99-20. Under the prospective method of accounting, the investments effective yield is based upon projected future cash flows. All other loan-backed and structured securities are amortized using the retrospective method. The effective yield used to determine amortization is calculated based upon actual and projected future cash flows.

Equity securities, which include common and non-redeemable preferred stocks, are classified as "available for sale" and carried at fair value based primarily on quoted market prices. Changes in fair values of equity securities are charged or credited directly to shareholder's equity, net of income taxes.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

Mortgage loans are carried at amortized cost. A mortgage loan is considered impaired when it is probable that the Company will be unable to collect principal and interest amounts due. For mortgage loans that are determined to be impaired, a reserve is established for the difference between the amortized cost and fair market value of the underlying collateral. Cash received on impaired loans is reported as income. In estimating fair value, the Company uses interest rates reflecting the higher returns required in the current real estate financing market.

Policy loans are carried at the amount of the unpaid balances that are not in excess of the net cash surrender values of the related insurance policies. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

Short-term securities, consisting primarily of money market instruments and other debt issues purchased with a maturity of less than one year, are carried at amortized cost, which approximates fair value.

Cash includes certificates of deposits and other time deposits with original maturities of less than 90 days.

Trading securities and related liabilities are normally held for periods less than six months. These investments are marked to market with the change recognized in net investment income during the current period.

Other invested assets include limited partnership and limited liability company interests in investment funds and real estate joint ventures accounted for on the equity method of accounting. Undistributed income is reported in net investment income. Also included in other invested assets is real estate held for sale, which is carried at the lower of cost or fair value less estimated cost to sell. Fair value of foreclosed properties is established at the time of foreclosure by internal analysis or external appraisers, using discounted cash flow analyses and other accepted techniques. Thereafter, an impairment for losses on real estate held for sale is established if the carrying value of the property exceeds its current fair value less estimated costs to sell.

Also included in other invested assets is an investment in Citigroup Preferred Stock, which is recorded at cost. See Notes 13 and 17.

Accrual of investment income is suspended on fixed maturities or mortgage loans that are in default, or on which it is likely that future payments will not be made as scheduled. Interest income on investments in default is recognized only as payment is received.

DERIVATIVE FINANCIAL INSTRUMENTS

The Company uses derivative financial instruments, including financial futures contracts, swaps, interest rate caps, options and forward contracts, as a means of hedging exposure to interest rate changes, equity price changes, credit and foreign currency risk. The Company also uses derivative financial instruments to enhance portfolio income and replicate cash market investments. The Company, through Tribeca Citigroup Investments Ltd., holds and issues derivative instruments in conjunction with investment strategies designed to enhance portfolio returns. (See Note 11 for a more detailed description of the Company's derivative use.) Derivative financial instruments in a gain position are reported in the consolidated balance sheet in other assets, derivative financial instruments in a loss position are reported in the consolidated balance sheet in other liabilities and derivatives purchased to offset embedded derivatives on variable annuity contracts are reported in other invested assets.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

To qualify for hedge accounting, the hedge relationship is designated and formally documented at inception detailing the particular risk management objective and strategy for the hedge. This documentation includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed.

A derivative must be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged.

For fair value hedges, in which derivatives hedge the fair value of assets and liabilities, changes in the fair value of derivatives are reflected in realized investment gains and losses, together with changes in the fair value of the related hedged item. The Company primarily hedges available-for-sale securities.

For cash flow hedges, the accounting treatment depends on the effectiveness of the hedge. To the extent that derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives' fair value will be reported in accumulated other changes in equity from nonowner sources in shareholder's equity. These changes in fair value will be included in earnings of future periods when earnings are also affected by the variability of the hedged cash flows. To the extent these derivatives are not effective, the ineffective portion of the change in fair value is immediately included in realized investment gains and losses.

For net investment hedges, in which derivatives hedge the foreign currency exposure of a net investment in a foreign operation, the accounting treatment will similarly depend on the effectiveness of the hedge. The effective portion of the change in fair value of the derivative, including any premium or discount, is reflected in the accumulated other changes in equity from nonowner sources as part of the foreign currency translation adjustment in shareholder's equity. The ineffective portion is reflected in realized investment gains and losses.

The effectiveness of these hedging relationships is evaluated on a retrospective and prospective basis using quantitative measures of effectiveness. If a hedge relationship is found to be ineffective, it no longer qualifies for hedge accounting and any gains or losses attributable to such ineffectiveness as well as subsequent changes in fair value are recognized in realized investment gains and losses.

For those fair value and cash flow hedge relationships that are terminated, hedge designations removed, or forecasted transactions that are no longer expected to occur, the hedge accounting treatment described in the paragraphs above will no longer apply. For fair value hedges, any changes to the hedged item remain as part of the basis of the asset or liability and are ultimately reflected as an element of the yield. For cash flow hedges, any changes in fair value of the derivative remains in the accumulated other changes in equity from nonowner sources in shareholder's equity and are included in earnings of future periods when earnings are also affected by the variability of the hedged cash flow. If the hedged relationship is discontinued because a forecasted transaction will not occur when scheduled, the accumulated changes in fair value of the derivative recorded in shareholder's equity are immediately reflected in realized investment gains and losses.

The Company enters into derivative contracts that are economic hedges but do not qualify or are not designated as hedges for accounting purposes. These derivative contracts are carried at fair value, with changes in value reflected in realized investment gains and losses.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

FINANCIAL INSTRUMENTS WITH EMBEDDED DERIVATIVES

The Company bifurcates an embedded derivative from the host contract where the economic characteristics and risks of the embedded instrument are not clearly and closely related to the economic characteristics and risks of the host contract, the entire instrument would not otherwise be remeasured at fair value and a separate instrument with the same terms of the embedded instrument would meet the definition of a derivative under SFAS 133.

The Company purchases investments that have embedded derivatives, primarily convertible debt securities. These embedded derivatives are carried at fair value with changes in value reflected in realized investment gains and losses. Derivatives embedded in convertible debt securities are classified in the consolidated balance sheet as fixed maturity securities, consistent with the host instruments.

The Company markets certain investment contracts that have embedded derivatives, primarily variable annuity contracts. These embedded derivatives are carried at fair value, with changes in value reflected in realized investment gains and losses. Derivatives embedded in variable annuity contracts are classified in the consolidated balance sheet as future policy benefits and claims.

The Company may enter into derivative contracts to hedge the exposures represented by these embedded derivatives. These are economic hedges, however they do not qualify for hedge accounting. These derivatives are carried at fair value, with the changes in value reflected in realized gains and losses.

INVESTMENT GAINS AND LOSSES

Realized investment gains and losses are included as a component of pre-tax revenues based upon specific identification of the investments sold on the trade date. Realized gains and losses also result from fair value changes in derivative contracts that do not qualify, or are not designated, as hedging instruments, and the application of fair value hedges under SFAS 133. Impairments are recognized as realized losses when investment losses in value are deemed other-than-temporary. The Company conducts regular reviews to assess whether other-than-temporary losses exist. Also included in pre-tax revenues are gains and losses arising from the remeasurement of the local currency value of foreign investments to U.S. dollars, the functional currency of the Company. The foreign exchange effects of Canadian operations are included in unrealized gains and losses.

DEFERRED ACQUISITION COSTS

Deferred acquisition costs (DAC) represent costs that are deferred and amortized over the estimated life of the related insurance policies. DAC principally includes commissions and certain expenses related to policy issuance, underwriting and marketing, all of which vary with and are primarily related to the production of new business. The method for determining amortization of deferred acquisition costs varies by product type based upon three different accounting pronouncements: SFAS No. 60, "Accounting and Reporting by Insurance Enterprises" (SFAS 60), SFAS No. 91, "Accounting for Nonrefundable Fees and Costs Associated with Originating or Acquiring Loans and Initial Direct Costs of Leases" (SFAS 91) and SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long Duration Contracts and for Realized Gains and Losses from the Sale of Investments" (SFAS 97).

DAC for deferred annuities, both fixed and variable, and payout annuities is amortized employing a level effective yield methodology per SFAS 91 as indicated by AICPA Practice Bulletin 8, generally over 10-15

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

years. An amortization rate is developed using the outstanding DAC balance and projected account balances and is applied to actual account balances to determine the amount of DAC amortization. The projected account balances are derived using a model that contains assumptions related to investment returns and persistency. The model rate is evaluated at least annually, and changes in underlying lapse and interest rate assumptions are to be treated retrospectively. Variances in expected equity market returns versus actual returns are treated prospectively and a new amortization pattern is developed so that the DAC balances will be amortized over the remaining estimated life of the business.

DAC for universal life and COLI is amortized in relation to estimated gross profits from surrender charges, investment, mortality, and expense margins per SFAS 97, generally over 16-25 years. Actual profits can vary from management's estimates, resulting in increases or decreases in the rate of amortization. Re-estimates of gross profits, performed at least annually, result in retrospective adjustments to earnings by a cumulative charge or credit to income.

DAC relating to traditional life, including term insurance, and health insurance is amortized in relation to anticipated premiums per SFAS 60, generally over 5-20 years. Assumptions as to the anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied over the life of the policy.

All DAC is reviewed at least annually to determine if it is recoverable from future income, including investment income, and if not recoverable, is charged to expenses. All other acquisition expenses are charged to operations as incurred. See Note 5.

VALUE OF INSURANCE IN FORCE

The value of insurance in force is an asset that represents the actuarially determined present value of anticipated profits to be realized from life insurance and annuities contracts at the date of acquisition using the same assumptions that were used for computing related liabilities where appropriate. The value of insurance in force was the actuarially determined present value of the projected future profits discounted at interest rates ranging from 14% to 18%. Traditional life insurance is amortized in relation to anticipated premiums; universal life is amortized in relation to estimated gross profits; and annuity contracts are amortized employing a level yield method. The value of insurance in force, which is included in other assets, is reviewed periodically for recoverability to determine if any adjustment is required. Adjustments, if any, are charged to income. See Note 5.

SEPARATE AND VARIABLE ACCOUNTS

Separate and variable accounts primarily represent funds for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholders. Each account has specific investment objectives. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. The assets of these accounts are carried at fair value.

Amounts assessed to the separate account contractholders for management services are included in revenues. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses.

VARIABLE ANNUITY CONTRACTS WITH GUARANTEED MINIMUM DEATH BENEFIT FEATURES. For variable annuity contracts with GMDB features, SOP 03-1 requires the reporting entity to categorize the contract as either an insurance or investment contract based upon the significance of mortality or morbidity risk. SOP 03-1

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

provides explicit guidance for calculating a reserve for insurance contracts, and provides that the reporting entity does not hold reserves for investment contracts (i.e., there is no significant mortality risk).

The Company determined that the mortality risk on its GMDB features was not a significant component of the overall variable annuity product, and accordingly continued to classify these products as investment contracts. Prior to the adoption of SOP 03-1, the Company held a reserve of approximately $8 million to cover potential GMDB exposure. This reserve was released during the first quarter of 2004 as part of the implementation of SOP 03-1.

GOODWILL AND INTANGIBLE ASSETS

Goodwill and intangible assets are included in other assets. The carrying amount of goodwill and other intangible assets is reviewed at least annually for indication of impairment in value that in the view of management would be other-than-temporary. If it is determined that goodwill and other intangible assets are unlikely to be recovered, impairment is recognized on a discounted cash flow basis.

Upon adoption of SFAS 141 and SFAS 142, as of January 1, 2002, the Company stopped amortizing goodwill and intangible assets deemed to have an infinite useful life. Instead, these assets are subject to an annual review for impairment. Other intangible assets that are not deemed to have an indefinite useful life will continue to be amortized over their useful lives. See Note 5.

CONTRACTHOLDER FUNDS

Contractholder funds represent receipts from the issuance of universal life, COLI, pension investment, guaranteed investment contracts (GICs), and certain deferred annuity contracts. For universal life and COLI contracts, contractholder fund balances are increased by receipts for mortality coverage, contract administration, surrender charges and interest accrued, where one or more of these elements are not fixed or guaranteed. These balances are decreased by withdrawals, mortality charges and administrative expenses charged to the contractholder. Interest rates credited to contractholder funds related to universal life and COLI range from 3.5% to 5.4%, with a weighted average interest rate of 4.7%.

Pension investment, GICs and certain annuity contracts do not contain significant insurance risks and are considered investment-type contracts. Contractholder fund balances are increased by receipts and credited interest, and reduced by withdrawals and administrative expenses charged to the contractholder. Interest rates credited to those investment-type contracts range from less than 1.0% to 8.0% with a weighted average interest rate of 4.2%.

RESERVING FOR UNIVERSAL LIFE AND VARIABLE UNIVERSAL LIFE CONTRACTS. SOP 03-1 requires that a reserve, in addition to the account balance, be established for certain insurance benefit features provided under UL and VUL products if the amounts assessed against the contract holder each period for the insurance benefit feature are assessed in a manner that is expected to result in profits in earlier years and losses in subsequent years from the insurance benefit function.

The Company's UL and VUL products were reviewed to determine if an additional reserve is required under SOP 03-1. The Company determined that SOP 03-1 applied to some of its UL and VUL contracts with these features and established an additional reserve of approximately $1 million.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

FUTURE POLICY BENEFITS

Future policy benefits represent liabilities for future insurance policy benefits for payout annuities and traditional life products and are prepared in accordance with industry standards and U.S. GAAP. The annuity payout reserves are calculated using the mortality and interest assumptions used in the actual pricing of the benefit. Mortality assumptions are based on Company experience and are adjusted to reflect deviations such as substandard mortality in structured settlement benefits. The interest rates range from 1.7% to 8.7% with a weighted average of 6.5% for these products. Traditional life products include whole life and term insurance. Future policy benefits for traditional life products are estimated on the basis of actuarial assumptions as to mortality, persistency and interest, established at policy issue. Interest assumptions applicable to traditional life products range from 2.5% to 7.0%, with a weighted average of 5.3%. Assumptions established at policy issue as to mortality and persistency are based on the Company's experience, which, together with interest assumptions, include a margin for adverse deviation. Appropriate recognition has been given to experience rating and reinsurance.

GUARANTY FUND AND OTHER INSURANCE RELATED ASSESSMENTS

Included in other liabilities is the Company's estimate of its liability for guaranty fund and other insurance-related assessments. State guaranty fund assessments are based upon the Company's share of premium written or received in one or more years prior to an insolvency occurring in the industry. Once an insolvency has occurred, the Company recognizes a liability for such assessments if it is probable that an assessment will be imposed and the amount of the assessment can be reasonably estimated. At December 31, 2004 and 2003, the Company had a liability of $22.6 million and $22.5 million, respectively, for guaranty fund assessments and a related premium tax offset recoverable of $4.8 million and $4.6 million, respectively. The assessments are expected to be paid over a period of three to five years and the premium tax offsets are expected to be realized over a period of 10 to 15 years.

PERMITTED STATUTORY ACCOUNTING PRACTICES

The Company's insurance subsidiaries, domiciled principally in Connecticut and Massachusetts, prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of the states of domicile. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations, and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The Company does not have any permitted statutory accounting practices.

PREMIUMS

Premium income is reported for individual payout annuities, group close-out annuities, whole life and term insurance. The annuities premiums are recognized as revenue when collected. The life premiums are recognized as revenue when due. Premiums for contracts with a limited number of premium payments, due over a significantly shorter period than the period over which benefits are provided, are considered revenue when due. The portion of premium which is not required to provide for benefits and expenses is deferred and recognized in revenues in a constant relationship to insurance benefits in force.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

FEE INCOME

Fee income is recognized on deferred annuity and universal life contracts for mortality, administrative and equity protection charges according to contract due dates. Fee income is recognized on variable annuity and universal life separate accounts either daily, monthly, quarterly or annually as per contract terms.

OTHER REVENUES

Other revenues include surrender penalties collected at the time of a contract surrender, and other miscellaneous charges related to annuity and universal life contracts recognized when received. Also included are revenues from unconsolidated non-insurance subsidiaries. Amortization of deferred income related to reinsured blocks of business are recognized in relation to anticipated premiums and are reported in other revenues.

CURRENT AND FUTURE INSURANCE BENEFITS

Current and future insurance benefits represent charges for mortality and morbidity related to fixed annuities, universal life, term life and health insurance benefits.

INTEREST CREDITED TO CONTRACTHOLDERS

Interest credited to contractholders represents amounts earned by universal life, COLI, pension investment, GICs and certain deferred annuity contracts in accordance with contract provisions.

FEDERAL INCOME TAXES

The provision for federal income taxes is comprised of two components, current income taxes and deferred income taxes. Deferred federal income taxes arise from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

2.   OPERATING SEGMENTS

The Company has two reportable business segments that are separately managed due to differences in products, services, marketing strategy and resource management. The business of each segment is maintained and reported through separate legal entities within the Company. The management groups of each segment report separately to the common ultimate parent, Citigroup Inc. These business segments are Travelers Life & Annuity (TLA) and Primerica Life Insurance (Primerica).

TRAVELERS LIFE & ANNUITY (TLA) core offerings include individual annuity, individual life, COLI and group annuity insurance products distributed by TIC and TLAC principally under the Travelers Life & Annuity name. Among the range of individual products offered are deferred fixed and variable annuities, payout annuities and term, universal and variable life insurance. The COLI product is a variable universal life product distributed through independent specialty brokers. The group products include institutional pensions, including GICs, payout annuities, group annuities sold to employer-sponsored retirement and savings plans, structured settlements and funding agreements.

The PRIMERICA business segment consolidates the businesses of Primerica Life, Primerica Life Insurance Company of Canada, CitiLife and NBL. The Primerica business segment offers individual life products,

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

primarily term insurance, to customers through a sales force of approximately 106,000 representatives. A great majority of the domestic licensed sales force works on a part-time basis.

The accounting policies of the segments are the same as those described in the summary of significant accounting policies (see Note 1). The amount of investments in equity method investees and total expenditures for additions to long-lived assets other than financial instruments, long-term customer relationships of a financial institution, mortgage and other servicing rights, and deferred tax assets, were not material.

       ($ IN MILLIONS)

       REVENUES BY SEGMENT           2004            2003           2002
       -------------------           ----            ----           ----
       TLA                         $4,725          $4,479         $3,653
       Primerica                    1,770           1,660          1,581
                                 --------         -------        -------
       Total Revenues              $6,495          $6,139         $5,234
                                 ========         =======        =======

       NET INCOME BY SEGMENT

       TLA                           $990            $918           $673
       Primerica                      491             440            409
                                 --------         -------        -------
       Net Income                  $1,481          $1,358         $1,082
                                 ========         =======        =======

       ASSETS BY SEGMENT

       TLA                        $95,824         $85,881        $74,562
       Primerica                   10,019           9,467          8,433
                                 --------         -------        -------
       Total segments            $105,843         $95,348        $82,995
                                 ========         =======        =======

The following tables contain key segment measurements.

     BUSINESS SEGMENT INFORMATION:
     ---------------------------------------------- ------------- -------------
     FOR THE YEAR
     ENDED DECEMBER 31, 2004

      ($ IN MILLIONS)                                   TLA        PRIMERICA
     ---------------------------------------------- ------------- -------------
     Premiums                                            $911        $1,315
     Net investment income                              3,012           336
     Interest credited to contractholders               1,305             -
     Amortization of deferred acquisition costs           400           249
     Expenditures for deferred acquisition costs          810           393
     Federal income taxes                                 361           241

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

     BUSINESS SEGMENT INFORMATION:
     --------------------------------------------- -------------- -------------
     FOR THE YEAR
     ENDED DECEMBER 31, 2003

      ($ IN MILLIONS)                                   TLA        PRIMERICA
     --------------------------------------------- -------------- -------------
     Premiums                                          $1,082        $1,245
     Net investment income                              2,743           315
     Interest credited to contractholders               1,248             -
     Amortization of deferred acquisition costs           266           235
     Expenditures for deferred acquisition costs          583           377
     Federal income taxes                                 240           231

     BUSINESS SEGMENT INFORMATION:
     --------------------------------------------- -------------- -------------
     FOR THE YEAR
     ENDED DECEMBER 31, 2002

      ($ IN MILLIONS)                                   TLA        PRIMERICA
     --------------------------------------------- -------------- -------------
     Premiums                                            $730        $1,194
     Net investment income                              2,646           290
     Interest credited to contractholders               1,220             -
     Amortization of deferred acquisition costs           174           219
     Expenditures for deferred acquisition costs          556           323
     Federal income taxes                                 212           209

The majority of the annuity business and a substantial portion of the life business written by TLA are accounted for as investment contracts, with the result that the deposits collected are reported as liabilities and are not included in revenues. Deposits represent a statistic integral to managing TLA operations, which management uses for measuring business volumes, and may not be comparable to similarly captioned measurements used by other life insurance companies. For the years ended December 31, 2004, 2003 and 2002, deposits collected amounted to $14.4 billion, $12.0 billion and $11.9 billion, respectively.

The Company's revenue was derived almost entirely from U.S. domestic business. Revenue attributable to foreign countries was insignificant.

The Company had no transactions with a single customer representing 10% or more of its revenue.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

3.   INVESTMENTS

FIXED MATURITIES

The amortized cost and fair value of investments in fixed maturities were as follows:

        ----------------------------------------------------- --------------- ---------------- --------------- ------------
                                                                                   GROSS           GROSS
        DECEMBER 31, 2004                                         AMORTIZED      UNREALIZED      UNREALIZED        FAIR
        ($ IN MILLIONS)                                              COST          GAINS           LOSSES          VALUE
        ----------------------------------------------------- --------------- ---------------- --------------- ------------
        AVAILABLE FOR SALE:

             Mortgage-backed securities - CMOs and
             pass-through securities                               $8,568           $311                $9        $8,870

             U.S. Treasury securities and obligations of
             U.S. Government and government agencies and
             authorities                                            2,143            106                 -         2,249

             Obligations of states, municipalities and
             political subdivisions                                   364             41                 1           404

             Debt securities issued by foreign governments            847             81                 1           927

             All other corporate bonds                             25,603          1,466                40        27,029

             Other debt securities                                  7,613            421                14         8,020

             Redeemable preferred stock                               176             41                 1           216
        ----------------------------------------------------- --------------- ---------------- --------------- ------------
                 Total Available For Sale                         $45,314         $2,467               $66       $47,715
        ----------------------------------------------------- --------------- ---------------- --------------- ------------


        ----------------------------------------------------- --------------- ---------------- --------------- ------------
                                                                                   GROSS           GROSS
        DECEMBER 31, 2003                                         AMORTIZED      UNREALIZED      UNREALIZED        FAIR
        ($ IN MILLIONS)                                              COST          GAINS           LOSSES          VALUE
        ----------------------------------------------------- --------------- ---------------- --------------- ------------
        AVAILABLE FOR SALE:

             Mortgage-backed securities - CMOs and
             pass-through securities                               $8,061           $326               $18        $8,369

             U.S. Treasury securities and obligations of
             U.S. Government and government agencies and
             authorities                                            2,035             22                12         2,045

             Obligations of states, municipalities and
             political subdivisions                                   379             21                 2           398

             Debt securities issued by foreign governments            690             51                 1           740

             All other corporate bonds                             23,098          1,507                64        24,541

             Other debt securities                                  5,701            377                22         6,056

             Redeemable preferred stock                               155             20                 1           174
        ----------------------------------------------------- --------------- ---------------- --------------- ------------
                 Total Available For Sale                         $40,119         $2,324              $120       $42,323
        ----------------------------------------------------- --------------- ---------------- --------------- ------------

Proceeds from sales of fixed maturities classified as available for sale were $7.8 billion, $15.1 billion and $15.5 billion in 2004, 2003 and 2002, respectively. Gross gains of $246 million, $476 million and $741

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

million and gross losses of $263 million, $394 million and $309 million in 2004, 2003 and 2002, respectively, were realized on those sales. Additional losses of $40 million, $110 million and $639 million in 2004, 2003 and 2002, respectively, were realized due to other-than-temporary losses in value. Impairments in 2002 were concentrated in telecommunication and energy company investments.

The amortized cost and fair value of fixed maturities at December 31, 2004, by contractual maturity, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

        ---------------------------------------- --------------- ---------------

                                                    AMORTIZED
        ($ IN MILLIONS)                                COST         FAIR VALUE
        ---------------------------------------- --------------- ---------------
        MATURITY:

             Due in one year or less                   $2,634            $2,679
             Due after 1 year through 5 years          13,015            13,514
             Due after 5 years through 10 years        13,262            14,034
             Due after 10 years                         7,835             8,618
        ---------------------------------------- --------------- ---------------
                                                       36,746            38,845
        ---------------------------------------- --------------- ---------------
             Mortgage-backed securities                 8,568             8,870
        ---------------------------------------- --------------- ---------------
                 Total Maturity                       $45,314           $47,715
        ---------------------------------------- --------------- ---------------

The Company makes investments in collateralized mortgage obligations (CMOs). CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company's investment strategy is to purchase CMO tranches which are protected against prepayment risk, including planned amortization class and last cash flow tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The Company does invest in other types of CMO tranches if a careful assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

At December 31, 2004 and 2003, the Company held CMOs classified as available for sale with a fair value of $6.0 billion and $5.2 billion, respectively. Approximately 28% and 30%, respectively, of the Company's CMO holdings are fully collateralized by GNMA, FNMA or FHLMC securities at December 31, 2004 and 2003. In addition, the Company held $2.9 billion and $3.0 billion of GNMA, FNMA or FHLMC mortgage-backed pass-through securities at December 31, 2004 and 2003, respectively. All of these securities are rated AAA.

The Company engages in securities lending transactions whereby certain securities from its portfolio are loaned to other institutions for short periods of time. The Company generally receives cash collateral from the borrower, equal to at least the market value of the loaned securities plus accrued interest, and invests it in the Company's short-term money market pool (See Note 13). The loaned securities remain a recorded asset of the Company, however, the Company records a liability for the amount of the cash collateral held, representing its obligation to return the cash collateral, and reports that liability as part of other liabilities in the consolidated balance sheet. At December 31, 2004 and 2003, the Company held cash collateral of $2.2 billion and $2.4 billion, respectively. The Company also had $382.7 million of investments held as collateral with a third party at December 31, 2004. The Company does not have the right to sell or pledge this collateral and it is not recorded on the consolidated balance sheet. No such collateral existed at December 31, 2003.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company participates in dollar roll repurchase transactions as a way to generate investment income. These transactions involve the sale of mortgage-backed securities with the agreement to repurchase substantially the same securities from the same counterparty. Cash is received from the sale, which is invested in the Company's short-term money market pool. The cash is returned at the end of the roll period when the mortgage-backed securities are repurchased. The Company will generate additional investment income based upon the difference between the sale and repurchase prices. These transactions are recorded as secured borrowings. The mortgage-backed securities remain recorded as assets. The cash proceeds are reflected in short-term investments and a liability is established to reflect the Company's obligation to repurchase the securities at the end of the roll period. The liability is classified as other liabilities in the consolidated balance sheets and fluctuates based upon the timing of the repayments. The balances were insignificant at December 31, 2004 and 2003.

EQUITY SECURITIES

The cost and fair values of investments in equity securities were as follows:


        --------------------------------------------- ----------- ---------------------- ---------------------- -----------
        EQUITY SECURITIES:                                          GROSS UNREALIZED       GROSS UNREALIZED        FAIR
        ($ IN MILLIONS)                                  COST             GAINS                 LOSSES            VALUE
        --------------------------------------------- ----------- ---------------------- ---------------------- -----------
        DECEMBER 31, 2004
             Common stocks                                $153               $42                    $1              $194
             Non-redeemable preferred stocks               169                 6                     2               173
        --------------------------------------------- ----------- ---------------------- ---------------------- -----------
                 Total Equity Securities                  $322               $48                    $3              $367
        --------------------------------------------- ----------- ---------------------- ---------------------- -----------
        DECEMBER 31, 2003
             Common stocks                                $109               $27                    $2              $134
             Non-redeemable preferred stocks               214                14                     -               228
        --------------------------------------------- ----------- ---------------------- ---------------------- -----------
                 Total Equity Securities                  $323               $41                    $2              $362
        --------------------------------------------- ----------- ---------------------- ---------------------- -----------

Proceeds from sales of equity securities were $78 million, $124 million and $212 million in 2004, 2003 and 2002, respectively. Gross gains of $29 million, $23 million and $8 million and gross losses of $10 million, $2 million and $4 million in 2004, 2003 and 2002, respectively, were realized on those sales. Additional losses of $5 million, $11 million and $19 million in 2004, 2003 and 2002, respectively, were realized due to other-than-temporary losses in value.

OTHER-THAN-TEMPORARY LOSSES ON INVESTMENTS

Management has determined that the unrealized losses on the Company's investments in fixed maturity and equity securities at December 31, 2004 are temporary in nature. The Company conducts a periodic review to identify and evaluate investments that have indications of possible impairment. An investment in a debt or equity security is impaired if its fair value falls below its cost and the decline is considered other-than-temporary. Factors considered in determining whether a loss is other-than-temporary include the length of time and extent to which fair value has been below cost; the financial condition and near-term prospects of the issuer;

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

and the Company's ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery. The Company's review for impairment generally entails:

o Identification and evaluation of investments that have possible indications of impairment;

o Analysis of individual investments that have fair values less than 80% of amortized cost, including consideration of the length of time the investment has been in an unrealized loss position;

o Discussion of evidential matter, including an evaluation of factors or triggers that would or could cause individual investments to qualify as having other-than-temporary impairments and those that would not support other-than-temporary impairment;

o Documentation of the results of these analyses, as required under business policies.

The table below shows the fair value of investments in fixed maturities and equity securities that are available for sale and have been in an unrealized loss position at December 31, 2004:


                                                                    Gross Unrealized Losses
                                                        ---------------------------------------------------
                                                         Less Than One Year         One Year or Longer               Total
                                                        ------------------------ -------------------------- ------------------------
                                                                          Gross                      Gross                    Gross
                                                            Fair     Unrealized         Fair    Unrealized        Fair   Unrealized
($ IN MILLIONS)                                            Value         Losses        Value        Losses       Value       Losses
------------------------------------------------------- --------- -------------- ------------ ------------- ----------- ------------
Fixed maturity securities available-for-sale:
Mortgage-backed securities-CMOs and pass-through
    securities                                              $955             $7          $82            $2      $1,037           $9
U.S. Treasury securities and obligations of U.S.
    Government and government agencies and authorities        66              -           11             -          77            -
Obligations of states, municipalities and political
     subdivisions                                              4              -           11             1          15            1
Debt securities issued by foreign governments                 24              1            2             -          26            1
All other corporate bonds                                  3,494             32          269             8       3,763           40
Other debt securities                                      1,072             10          199             4       1,271           14
Redeemable preferred stock                                    15              -            7             1          22            1
------------------------------------------------------- --------- -------------- ------------ ------------- ----------- ------------
Total fixed maturities                                    $5,630            $50         $581           $16      $6,211          $66
Equity securities                                            $39             $2          $14            $1         $53           $3
------------------------------------------------------- --------- -------------- ------------ ------------- ----------- ------------

At December 31, 2004, the cost of approximately 825 investments in fixed maturity and equity securities exceeded their fair value by $69 million. Of the $69 million, $50 million represents fixed maturity investments that have been in a gross unrealized loss position for less than a year and of these 93% are rated investment grade. Fixed maturity investments that have been in a gross unrealized loss position for a year or more total $16 million and 89% of these investments are rated investment grade. The gross unrealized loss on equity securities was $3 million at December 31, 2004.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The table below shows the fair value of investments in fixed maturities and equity securities in an unrealized loss position at December 31, 2003:


                                                                    Gross Unrealized Losses
                                                        ---------------------------------------------------
                                                           Less Than One Year       One Year or Longer               Total
                                                        ------------------------ -------------------------- ------------------------
                                                                          Gross                      Gross                    Gross
                                                            Fair     Unrealized         Fair    Unrealized        Fair   Unrealized
($ IN MILLIONS)                                            Value         Losses        Value        Losses       Value       Losses
------------------------------------------------------- --------- -------------- ------------ ------------- ----------- ------------
Fixed maturity securities available-for-sale:
Mortgage-backed securities-CMOs and pass-through
    securities                                            $1,182            $18          $17            $-      $1,199          $18
U.S. Treasury securities and obligations of U.S.
    Government and government agencies and authorities     1,180             12            -             -       1,180           12
Obligations of states, municipalities and political
     subdivisions                                             45              2            -             -          45            2
Debt securities issued by foreign governments                 55              1            -             -          55            1
All other corporate bonds                                  1,793             39          503            25       2,296           64
Other debt securities                                        755             18           89             3         844           22
Redeemable preferred stock                                    12              1           11             1          23            1
------------------------------------------------------- --------- -------------- ------------ ------------- ----------- ------------
Total fixed maturities                                    $5,022            $91         $620           $29      $5,642         $120
Equity securities                                            $25             $1           $5            $1         $30           $2
------------------------------------------------------- --------- -------------- ------------ ------------- ----------- ------------

At December 31, 2003, the cost of approximately 670 investments in fixed maturity and equity securities exceeded their fair value by $122 million. Of the $122 million, $91 million represents fixed maturity investments that have been in a gross unrealized loss position for less than a year and of these 78% are rated investment grade. Fixed maturity investments that have been in a gross unrealized loss position for a year or more total $29 million and 38% of these investments are rated investment grade. The gross unrealized loss on equity securities was $2 million at December 31, 2003.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

AGING OF GROSS UNREALIZED LOSSES ON AVAILABLE FOR SALE

The aging of gross unrealized losses on fixed maturity investments is as follows:

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                 TOTAL FIXED MATURITIES
                                                                                                  WITH UNREALIZED LOSS
                                                              TOTAL FIXED MATURITIES              TOTALING 20% OR MORE
------------------------------------------------------- ------------------------------------ ----------------------------------
DECEMBER 31, 2004                                         AMORTIZED         UNREALIZED          AMORTIZED         UNREALIZED
($ IN MILLIONS)                                              COST              LOSS               COST               LOSS
------------------------------------------------------- ----------------- ------------------ --------------- ------------------
     Six months or less                                      $4,435               $31                 $1              $-
     Greater than six months to nine months                   1,029                14                  -               -
     Greater than nine months to twelve months                  215                 5                  -               -
     Greater than twelve months                                 597                16                  -               -
                                                           --------             -----               ----             ---
         Total                                               $6,276               $66                 $1              $-
                                                           ========             =====               ====             ===


-------------------------------------------------------------------------------------------------------------------------------
                                                                                                 TOTAL FIXED MATURITIES
                                                                                                  WITH UNREALIZED LOSS
                                                              TOTAL FIXED MATURITIES              TOTALING 20% OR MORE
------------------------------------------------------- ------------------------------------ ----------------------------------
DECEMBER 31, 2003                                         AMORTIZED         UNREALIZED          AMORTIZED         UNREALIZED
($ IN MILLIONS)                                              COST              LOSS               COST               LOSS
------------------------------------------------------- ----------------- ------------------ --------------- ------------------
     Six months or less                                      $4,356               $68                $24              $7
     Greater than six months to nine months                     558                17                  -               -
     Greater than nine months to twelve months                  199                 6                  2               -
     Greater than twelve months                                 650                29                  3               1
                                                           --------             -----               ----             ---
         Total                                               $5,763              $120                $29              $8
                                                           ========             =====               ====             ===


Fair values of investments in fixed maturities and equity securities are based on quoted market prices or dealer quotes or, if these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment. The fair value of investments for which quoted market prices, third-party broker quotations or validated model prices are not available amounted to $345.0 million and $1,058.4 million at December 31, 2004 and 2003, respectively.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

MORTGAGE LOANS

At December 31, 2004 and 2003, the Company's mortgage loan portfolios consisted of the following:

        ---------------------------------- ---------------- ---------------
        ($ IN MILLIONS)                              2004            2003
        ---------------------------------- ---------------- ---------------
        Current Mortgage Loans                     $2,070          $1,841
        Underperforming Mortgage Loans                 54              45
        ---------------------------------- ---------------- ---------------
             Total Mortgage Loans                  $2,124          $1,886
        ---------------------------------- ---------------- ---------------

Underperforming mortgage loans include delinquent mortgage loans over 90 days past due, loans in the process of foreclosure and loans modified at interest rates below market.

Aggregate annual maturities on mortgage loans at December 31, 2004 are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

        ------------------------------------------------------ ----------------
        YEAR ENDING DECEMBER 31,
        ($ IN MILLIONS)
        ------------------------------------------------------ ----------------
        2005                                                        $122
        2006                                                         308
        2007                                                         249
        2008                                                          93
        2009                                                         252
        Thereafter                                                 1,100
        ------------------------------------------------------ ----------------
             Total                                                $2,124
        ====================================================== ================

TRADING SECURITIES

Trading securities of the Company are held primarily in Tribeca Citigroup Investments Ltd. The assets and liabilities are valued at fair value as follows:

                                     Fair value as of         Fair value as of
($ IN MILLIONS)                      December 31, 2004       December 31, 2003
----------------                     -----------------       -----------------
ASSETS
    Trading securities
       Convertible bond arbitrage         $1,110                  $1,447
       Other                                 250                     260
                                          ------                  ------
                                          $1,360                  $1,707
                                          ======                  ======

LIABILITIES
    Trading securities sold not
       yet purchased
       Convertible bond arbitrage           $460                    $629
       Other                                  13                       8
                                            ----                    ----
                                            $473                    $637
                                            ====                    ====

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company's trading portfolio investments and related liabilities are normally held for periods less than six months. See Note 11.

OTHER INVESTED ASSETS

Other invested assets are composed of the following:

     ----------------------------------------------- ----------- --------------
     ($ IN MILLIONS)                                      2004           2003
     ----------------------------------------------- ----------- --------------
     Investment in Citigroup Preferred Stock            $3,212         $3,212
     Private equity and arbitrage investments            1,235          1,315
     Real estate joint ventures                            230            327
     Derivatives                                           192            182
     Real estate - Investment                               28             33
     Real estate - Foreclosed                                9             63
     Other                                                  99             56
     ----------------------------------------------- ----------- --------------
     Total                                              $5,005         $5,188
     ----------------------------------------------- ----------- --------------

CONCENTRATIONS

At December 31, 2004 and 2003, the Company had an investment in Citigroup Preferred Stock of $3.2 billion. See Note 13.

The Company both maintains and participates in a short-term investment pool for its insurance affiliates. See Note 13.

The Company had concentrations of investments, excluding those in federal and government agencies, primarily fixed maturities at fair value, in the following industries:

     -------------------------------------------- -------------- --------------
     ($ IN MILLIONS)                                      2004           2003
     -------------------------------------------- -------------- --------------
     Finance                                            $6,917         $5,056
     Banking                                             3,474          2,830
     Electric Utilities                                  3,258          3,552
     -------------------------------------------- -------------- --------------

The Company held investments in foreign banks in the amount of $1,321 million and $1,018 million at December 31, 2004 and 2003, respectively, which are included in the table above.

The Company defines its below investment grade assets as those securities rated Ba1 by Moody's Investor Services (or its equivalent) or below by external rating agencies, or the equivalent by internal analysts when a public rating does not exist. Such assets include publicly traded below investment grade bonds and certain other privately issued bonds and notes that are classified as below investment grade. Below investment grade assets included in the categories of the preceding table include $918 million and $1,118 million in Electric Utilities at December 31, 2004 and 2003, respectively. Below investment grade assets in Finance and Banking were insignificant at December 31, 2004 and 2003. Total below investment grade assets were $5.4 billion and $5.2 billion at December 31, 2004 and 2003, respectively.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

Included in mortgage loans were the following group concentrations:

     -------------------------------------------- -------------- --------------
     ($ IN MILLIONS)                                      2004           2003
     -------------------------------------------- -------------- --------------
     STATE
     California                                           $788           $732

     PROPERTY TYPE
     Agricultural                                       $1,177         $1,025
     -------------------------------------------- -------------- --------------

The Company monitors creditworthiness of counterparties to all financial instruments by using controls that include credit approvals, credit limits and other monitoring procedures. Collateral for fixed maturities often includes pledges of assets, including stock and other assets, guarantees and letters of credit. The Company's underwriting standards with respect to new mortgage loans generally require loan to value ratios of 75% or less at the time of mortgage origination.

NON-INCOME PRODUCING INVESTMENTS

Investments included in the consolidated balance sheets that were non-income producing amounted to $105.3 million and $104.4 million at December 31, 2004 and 2003, respectively.

RESTRUCTURED INVESTMENTS

The Company had mortgage loans and debt securities that were restructured at below market terms at December 31, 2004 and 2003. The balances of the restructured investments were insignificant. The new terms typically defer a portion of contract interest payments to varying future periods. Gross interest income on restructured assets that would have been recorded in accordance with the original terms of such loans was insignificant in 2004, 2003 and 2002. Interest on these assets, included in net investment income, was also insignificant in 2004, 2003 and 2002.

NET INVESTMENT INCOME

----------------------------------- -------------- -------------- --------------
FOR THE YEAR ENDED DECEMBER 31,             2004           2003           2002
($ IN MILLIONS)
----------------------------------- -------------- -------------- --------------
GROSS INVESTMENT INCOME
     Fixed maturities                     $2,615         $2,465         $2,359
     Mortgage loans                          184            158            167
     Trading                                  41            222              9
     Other invested assets                   303             58            203
     Citigroup Preferred Stock               203            203            178
     Other, including policy loans           108             82            104
----------------------------------- -------------- -------------- --------------
Total gross investment income              3,454          3,188          3,020
----------------------------------- -------------- -------------- --------------
Investment expenses                          106            130             84
----------------------------------- -------------- -------------- --------------
Net Investment Income                     $3,348         $3,058         $2,936
----------------------------------- -------------- -------------- --------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

REALIZED AND UNREALIZED INVESTMENT GAINS (LOSSES)

Net realized investment gains (losses) for the periods were as follows:

-------------------------------------- ------------ ------------ -----------
FOR THE YEAR ENDED DECEMBER 31,              2004         2003        2002
($ IN MILLIONS)
-------------------------------------- ------------ ------------ -----------
REALIZED INVESTMENT GAINS (LOSSES)
     Fixed maturities                       $(17)        $(28)      $(207)
     Equity securities                        19           10         (15)
     Mortgage loans                            1          (14)          -
     Real estate held for sale                (4)           1           8
     Other invested assets                     5           49         (19)
     Derivatives:
         Guaranteed minimum withdrawal
            benefit derivatives, net          30            -           -
         Other derivatives                   (14)          19         (87)
      Other                                   (4)           -          (2)
-------------------------------------- ------------ ------------ -----------
          Total realized investment
            gains (losses)                   $16          $37       $(322)
-------------------------------------- ------------ ------------ -----------

Changes in net unrealized investment gains (losses) that are reported in accumulated other changes in equity from nonowner sources were as follows:

------------------------------------------ ----------- ----------- ----------
FOR THE YEAR ENDED DECEMBER 31,                2004        2003         2002
($ IN MILLIONS)
------------------------------------------ ----------- ----------- ----------
UNREALIZED INVESTMENT GAINS (LOSSES)
     Fixed maturities                          $197      $1,198         $664
     Equity securities                            6          35            3
     Other                                       12           6           31
------------------------------------------ ----------- ----------- ----------
         Total unrealized investment gains      215       1,239          698
------------------------------------------ ----------- ----------- ----------
     Related taxes                               77         421          243
------------------------------------------ ----------- ----------- ----------
     Change in unrealized investment gains      138         818          455
     Balance beginning of year                1,444         626          171
------------------------------------------ ----------- ----------- ----------
         Balance end of year                 $1,582      $1,444         $626
------------------------------------------ ----------- ----------- ----------

VARIABLE INTEREST ENTITIES

The following table represents the carrying amounts and classification of consolidated assets that are collateral for VIE obligations. The assets in this table represent two investment vehicles that the Company was involved with prior to February 1, 2003. These two VIEs are a collateralized debt obligation and a real estate joint venture:

            $ IN MILLIONS            DECEMBER 31, 2004      DECEMBER 31, 2003
--------------------------------------------------------------------------------
            Investments                      $386                 $ 400
                Cash                            9                    11
               Other                            2                     4
                                            -----                 -----
 Total assets of consolidated VIEs           $397                  $415
--------------------------------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The debt holders of these VIEs have no recourse to the Company. The Company's maximum exposure to loss is limited to its investment of approximately $8 million. The Company regularly becomes involved with VIEs through its investment activities. This involvement is generally restricted to small passive debt and equity investments.

4.   REINSURANCE

Reinsurance is used in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. Reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term (YRT), coinsurance and modified coinsurance. Reinsurance involves credit risk and the Company monitors the financial condition of these reinsurers on an ongoing basis. The Company remains primarily liable as the direct insurer on all risks reinsured.

For TLA, since 1997 the majority of universal life business has been reinsured under an 80% ceded/20% retained YRT quota share reinsurance program and term life business has been reinsured under a 90%/10% YRT quota share reinsurance program. Beginning June 1, 2002, COLI business has been reinsured under a 90%/10% quota share reinsurance program. Beginning in September 2002, newly issued term life business has been reinsured under a 90%/10% coinsurance quota share reinsurance program. Subsequently, portions of this term coinsurance has reverted to YRT for new business. Generally, the maximum retention on an ordinary life risk is $2.5 million. Maximum retention of $2.5 million is generally reached on policies in excess of $12.5 million for universal life and $25.0 million for term insurance. For other plans of insurance, it is the policy of the Company to obtain reinsurance for amounts above certain retention limits on individual life policies, which limits vary with age and underwriting classification. Total in-force business ceded under reinsurance contracts is $397.4 billion and $356.3 billion at December 31, 2004 and 2003, respectively.

For Primerica Life, business sold prior to 1991 was reinsured under a coinsurance arrangement with approximately 50% of the face amount being ceded. For business sold from 1991 through June 1994, only amounts over the company retention of $1.0 million were reinsured through an excess loss YRT treaty. In June 1994, Primerica Life began reinsuring almost all business under a 1st dollar quota share YRT treaty with 80% being ceded. Beginning with business sold in January 1997, the amount ceded was increased from 80% to 90%.

Business sold in Canada is not included in the U.S. YRT quota share treaties. In Canada, the business sold from April 2000 through December 2003, was reinsured under a separate 1st dollar quota share YRT arrangement, with the ceding amount ranging from 70% to 90%. Beginning with business sold in January 2004, Canada began reinsuring only amounts above their company retention of $500,000.

Primerica has also entered into several reinsurance assumed treaties with Reinsurance Group of America, Inc. The reinsurance assumed treaties generated a $79 million pre-tax loss in 2001 and a $95 million pre-tax loss in 2002. The pre-tax impact from these reinsurance assumed treaties has been minor for 2003 and 2004.

During 2004, The Travelers Life and Annuity Reinsurance Company (TLARC) was formed as a pure captive insurer in order to permit the Company to cede 100% of its statutory based risk associated with the death benefit guarantee rider on certain universal life contracts. The reinsurance transaction related to statutory-only reserves, and had no impact on GAAP premiums and benefits. TLARC is a direct subsidiary of CIHC, the Company's parent. See Note 13.

                  TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

Effective July 1, 2000 the Company sold 90% of its individual long-term care insurance business to General Electric Capital Assurance Company and its subsidiary in the form of indemnity reinsurance arrangements. Written premiums ceded per these arrangements were $224.2 million, $226.8 million and $231.8 million in 2004, 2003 and 2002, respectively, and earned premiums ceded were $224.3 million, $226.7 million and $233.8 million in 2004, 2003 and 2002, respectively.

On January 3, 1995, the Company sold its group life business to The Metropolitan Life Insurance Company (MetLife) under the form of an indemnity insurance arrangement. Premiums written and earned in 2004, 2003 and 2002 were insignificant.

Prior to April 1, 2001, the Company also reinsured substantially all of the GMDB on its variable annuity product. Total variable annuity account balances with GMDB were $26.7 billion, of which $12.0 billion, or 45%, was reinsured, and $23.5 billion, of which $12.9 billion, or 55%, was reinsured at December 31, 2004 and 2003, respectively. GMDB is payable upon the death of a contractholder. When the benefit payable is greater than the account value of the variable annuity, the difference is called the net amount at risk (NAR). NAR totals $1.1 billion, of which $.9 billion, or 84%, is reinsured and $1.7 billion, of which $1.4 billion, or 81%, is reinsured at December 31, 2004 and 2003, respectively.

TIC writes workers' compensation business. This business is reinsured through a 100% quota-share agreement with The Travelers Indemnity Company, an insurance subsidiary of St. Paul Travelers. See Note 14.

A summary of reinsurance financial data reflected within the consolidated statements of income and balance sheets is presented below ($ in millions):

                                        FOR THE YEARS ENDING DECEMBER 31,
WRITTEN PREMIUMS                          2004            2003           2002
------------------------------------ ------------ -------------- --------------
Direct                                  $2,908          $2,979         $2,610
Assumed                                      1               1              -
Ceded to:
     The Travelers Indemnity Company        (4)              2            (83)
     Other companies                      (684)           (638)          (614)
------------------------------------ ------------ -------------- --------------
Total Net Written Premiums              $2,221          $2,344         $1,913
==================================== ============ ============== ==============
EARNED PREMIUMS                           2004            2003           2002
------------------------------------ ------------ -------------- --------------
Direct                                  $2,916          $3,001         $2,652
Assumed                                      1               1              -
Ceded to:
     The Travelers Indemnity Company        (1)            (21)          (109)
     Other companies                      (690)           (654)          (619)
------------------------------------ ------------ -------------- --------------
Total Net Earned Premiums               $2,226          $2,327         $1,924
==================================== ============ ============== ==============

The Travelers Indemnity Company was an affiliate for part of 2002.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

Reinsurance recoverables at December 31, 2004 and 2003 include amounts recoverable on unpaid and paid losses and were as follows ($ in millions):

REINSURANCE RECOVERABLES                            2004           2003
------------------------------------------- -------------- --------------
Life and accident and health business             $3,178         $2,885
Property-casualty business:
     The Travelers Indemnity Company               1,489          1,585
------------------------------------------- -------------- --------------
Total Reinsurance Recoverables                    $4,667         $4,470
=========================================== ============== ==============

Reinsurance recoverables for the life and accident and health business include $1,876 million and $1,617 million at December 31, 2004 and 2003, respectively, from General Electric Capital Assurance Company. Assets collateralizing these receivables in the amount of $1,894 million and $1,632 million at December 31, 2004 and 2003, respectively, were held in trust for the purpose of paying Company claims.

Reinsurance recoverables also include $409 million and $435 million at December 31, 2004 and 2003, respectively, from MetLife.

5.   INTANGIBLE ASSETS

The Company's intangible assets are DAC, goodwill and the value of insurance in force. DAC and the value of insurance in force are amortizable.

     DAC

                                       Deferred & Payout                          Traditional Life &
     ($ IN MILLIONS)                       Annuities            UL & COLI               Other              Total
     -------------------------------- -------------------- --------------------- --------------------- ---------------
     Balance January 1, 2003                  $1,353              $  578                 $2,005             $3,936

     Deferred expenses & other                   340                 221                    399                960
     Amortization expense                       (212)                (33)                  (256)              (501)
                                      -------------------- --------------------- --------------------- ---------------

     Balance December 31, 2003                 1,481                 766                  2,148              4,395

     Deferred expenses & other                   448                 342                    413              1,203
     Amortization expense                       (273)                (51)                  (269)              (593)
     Underlying lapse and interest
         rate adjustment                         (17)                  -                      -                (17)
     Pattern of estimated gross
         profit adjustment                         -                 (39)                     -                (39)
                                      -------------------- --------------------- --------------------- ---------------
     Balance December 31, 2004                $1,639              $1,018                 $2,292             $4,949
     -------------------------------- -------------------- --------------------- --------------------- ---------------

VALUE OF INSURANCE IN FORCE

The value of insurance in force totaled $97 million and $112 million at December 31, 2004 and 2003, respectively, and is included in other assets. Amortization expense on the value of insurance in force was $14 million, $18 million and $25 million for the year ended December 31, 2004, 2003 and 2002, respectively. Amortization expense related to the value of insurance in force is estimated to be $16 million in 2005, $15 million in 2006, $13 million in 2007, $9 million in 2008 and $7 million in 2009.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

6.   DEPOSIT FUNDS AND RESERVES

At December 31, 2004 and December 31, 2003, the Company had $48.2 billion and $43.5 billion of life and annuity deposit funds and reserves, respectively, as follows:

($ IN MILLIONS)                         December 31, 2004   December 31, 2003
Subject to discretionary withdrawal:
    With fair value adjustments              $ 7,541             $ 6,974
    Subject to surrender charges               4,852               6,057
    Surrenderable without charge               8,105               5,756
                                             -------             -------
    Total                                    $20,498             $18,787

Not subject to discretionary withdrawal:     $27,730             $24,693
                                             -------             -------
    Total                                    $48,228             $43,480
                                             =======             =======

Average surrender charges included in the subject to surrender charge category above are 6.5% and 5.0%, respectively. In addition, during the payout phase, these funds are credited at significantly reduced interest rates. There are $519 million and $550 million of life insurance reserves included in surrenderable without charge at December 31, 2004 and December 31, 2003, respectively. The life insurance risks would have to be underwritten again if transferred to another carrier, which is considered a significant deterrent for long-term policyholders. Insurance liabilities that are surrendered or withdrawn from the Company are reduced by outstanding policy loans and related accrued interest prior to payout.

Included in contractholder funds and in the preceding paragraph are GICs totaling $14.2 billion. These GICs have a weighted average interest rate of 4.23% and scheduled maturities are as follows:

($ IN MILLIONS)         FIXED GIC        VARIABLE GIC            TOTAL
                      -------------- ------------------- ----------------------
2005                     $ 1,237            $4,006             $ 5,243
2006                       1,862                 -               1,862
2007                       1,561                 -               1,561
2008                       1,343                 -               1,343
2009                       1,393                 -               1,393
2010 and thereafter        2,835                 -               2,835
                         -------            ------             -------
          Total          $10,231            $4,006             $14,237
                         =======            ======             =======

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

7.   FEDERAL INCOME TAXES

EFFECTIVE TAX RATE

 ($ IN MILLIONS)
------------------------------------ -------------- -------------- -------------
FOR THE YEAR ENDED DECEMBER 31,          2004           2003          2002
------------------------------------ -------------- -------------- -------------
Income before federal income taxes       $2,083        $1,829        $1,503
Statutory tax rate                           35%           35%           35%
------------------------------------ -------------- -------------- -------------
Expected federal income taxes               729           640           526
Tax effect of:
     Non-taxable investment income          (93)          (91)          (62)
     Tax reserve release                    (23)          (79)          (43)
     Other, net                             (11)            1             -
------------------------------------ -------------- -------------- -------------
Federal income taxes                       $602          $471          $421
==================================== ============== ============== =============
Effective tax rate                           29%           26%           28%
------------------------------------ -------------- -------------- -------------
COMPOSITION OF FEDERAL INCOME TAXES
Current:
     United States                         $530          $330          $217
     Foreign                                 33            30            19
------------------------------------ -------------- -------------- -------------
     Total                                  563           360           236
------------------------------------ -------------- -------------- -------------
Deferred:
     United States                           40           108           182
     Foreign                                 (1)            3             3
------------------------------------ -------------- -------------- -------------
     Total                                   39           111           185
------------------------------------ -------------- -------------- -------------
Federal income taxes                       $602          $471          $421
==================================== ============== ============== =============

Additional tax benefits (expense) attributable to employee stock plans allocated directly to shareholder's equity for the years ended December 31, 2004, 2003 and 2002 were $3 million, $3 million and $(17) million, respectively.

The net deferred tax liability at December 31, 2004 and 2003 was comprised of the tax effects of temporary differences related to the following assets and liabilities:

--------------------------------------------- ----------------- ---------------
($ IN MILLIONS)                                          2004          2003
--------------------------------------------- ----------------- ---------------
Deferred Tax Assets:
     Benefit, reinsurance and other reserves             $629           $574
     Operating lease reserves                              47             52
     Employee benefits                                    195            201
     Other                                                232            392
--------------------------------------------- ----------------- ---------------
           Total                                        1,103          1,219
--------------------------------------------- ----------------- ---------------
Deferred Tax Liabilities:
     Deferred acquisition costs and
       value of insurance in force                     (1,365)        (1,225)
     Investments, net                                  (1,809)        (1,795)
     Other                                               (149)          (229)
--------------------------------------------- ----------------- ---------------
            Total                                      (3,323)        (3,249)
--------------------------------------------- ----------------- ---------------
Net Deferred Tax Liability                            $(2,220)       $(2,030)
--------------------------------------------- ----------------- ---------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company and its subsidiaries file a consolidated federal income tax return with Citigroup. Federal income taxes are allocated to each member of the consolidated group, according to a Tax Sharing Agreement (the Agreement), on a separate return basis adjusted for credits and other amounts required by the Agreement.

TIC had $325 million and $52 million payable to Citigroup at December 31, 2004 and 2003, respectively, related to the Agreement.

At December 31, 2004 and 2003, the Company had no ordinary or capital loss carryforwards.

The policyholders' surplus account, which arose under prior tax law, is generally that portion of the gain from operations that has not been subjected to tax, plus certain deductions. The balance of this account is approximately $932 million. At current rates the maximum amount of such tax would be approximately $326 million. Income taxes are not provided for on this amount because under current U.S. tax rules such taxes will become payable only to the extent such amounts are distributed as a dividend or exceed limits prescribed by federal law. The 2004 Tax Act provides that this account can be reduced directly by distributions made by the life insurance subsidiaries in 2005 and 2006. The Company intends to make sufficient distributions to eliminate this account within the timeframe permitted under the Act.

8.   SHAREHOLDER'S EQUITY

SHAREHOLDER'S EQUITY AND DIVIDEND AVAILABILITY

The Company's statutory net income, which includes the statutory net income of all insurance subsidiaries, was $842 million, $1,104 million and $256 million for the years ended December 31, 2004, 2003 and 2002, respectively. The Company's statutory capital and surplus was $7.9 billion and $7.6 billion at December 31, 2004 and 2003, respectively.

The Company is currently subject to various regulatory restrictions that limit the maximum amount of dividends available to be paid to its parent without prior approval of insurance regulatory authorities. A maximum of $908 million is available by the end of the year 2005 for such dividends without prior approval of the State of Connecticut Insurance Department, depending upon the amount and timing of the payments. TIC has requested approval to effect certain of the distributions described in Note 17 as an extraordinary dividend. See Note 17. In accordance with the Connecticut statute, TLAC may not pay dividends during 2005 without prior approval of the State of Connecticut Insurance Department. Primerica may pay up to $263 million to TIC in 2005 without prior approval of the Commonwealth of Massachusetts Insurance Department. The Company paid dividends of $773 million, $545 million and $586 million in 2004, 2003 and 2002, respectively.

The Company's 2004 dividends were paid in the following amounts: $467.5 million on March 30; $152.5 million on June 30; and $152.5 million on September 30. Due to the timing of the payments, these dividends were considered extraordinary.

In addition to the aforementioned quarterly dividends, the Company also made a dividend consisting of all the issued and outstanding shares of TLARC on December 15, 2004. TLARC was valued at $250,000 and was considered to be an ordinary dividend. See Notes 4 and 13 for further discussion of TLARC.

In December 2004, the Company requested and received prior approval from the State of Connecticut Insurance Department to pay an extraordinary dividend on January 3, 2005. Under Connecticut law, the ordinary dividend limitation amount is based upon the cumulative total of all dividend payments made within

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

the preceding twelve months. The Company's proposed dividend payment of $302.5 million payable on January 3, 2005 exceeded the ordinary dividend limitation by approximately $167 million, based on the 2005 dividend limit of $908 million. The State of Connecticut Insurance Department approved the request on December 19, 2004. TIC paid the dividend to its parent on January 3, 2005.

ACCUMULATED OTHER CHANGES IN EQUITY FROM NONOWNER SOURCES, NET OF TAX

Changes in each component of Accumulated Other Changes in Equity from Nonowner Sources were as follows:


                                                  NET UNREALIZED                                             ACCUMULATED OTHER
                                                     GAIN/LOSS      FOREIGN CURRENCY        DERIVATIVE       CHANGES IN EQUITY
($ IN MILLIONS)                                    ON INVESTMENT       TRANSLATION        INSTRUMENTS AND      FROM NONOWNER
                                                    SECURITIES         ADJUSTMENTS      HEDGING ACTIVITIES        SOURCES
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
BALANCE, JANUARY 1, 2002                                $186                $(3)              $(109)                 $74
Unrealized gains on investment securities,
   net of tax of $167                                    308                  -                  -                   308
Add: Reclassification adjustment for losses
   included in net income, net of tax of $(78)           144                  -                  -                   144
Foreign currency translation adjustment, net
   Of tax of $2                                           -                   3                  -                     3
Less: Derivative instrument hedging activity
   losses, net of tax of $(42)                            -                   -                 (75)                 (75)
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
PERIOD CHANGE                                            452                  3                 (75)                 380
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
BALANCE, DECEMBER 31, 2002                               638                  -                (184)                 454
Unrealized gains on investment securities,
   net of tax of $414                                    805                  -                   -                  805
Add: Reclassification adjustment for losses
   included in net income, net of tax of $(6)             12                  -                   -                   12
Foreign currency translation adjustment, net
  of tax of $3                                             -                  4                   -                    4
Add: Derivative instrument hedging activity
   gains, net of tax of $46                                -                  -                  85                   85
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
PERIOD CHANGE                                            817                  4                  85                  906
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
BALANCE, DECEMBER 31, 2003                             1,455                  4                 (99)               1,360
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
Unrealized gains on investment securities,
   net of tax of $58                                    139                   -                   -                  139
Less: Reclassification adjustment for gains
   included in net income, net of tax of $1              (1)                  -                   -                   (1)
Foreign currency translation adjustment, net
   Of tax of $0                                           -                   1                   -                    1
Add: Derivative instrument hedging activity
   gains, net of tax of $53                                -                  -                  98                   98
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
PERIOD CHANGE                                            138                  1                  98                  237
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
BALANCE, DECEMBER 31, 2004                            $1,593                 $5                $ (1)              $1,597
------------------------------------------------- ---------------- -------------------- -------------------- -------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

9.   BENEFIT PLANS

PENSION AND OTHER POSTRETIREMENT BENEFITS

The Company participates in a qualified, noncontributory defined benefit pension plan sponsored by Citigroup. The Company's share of the expense related to this plan was insignificant in 2004, 2003 and 2002.

The Company also participates in a non-qualified, noncontributory defined benefit pension plan sponsored by Citigroup. During 2002, the Company assumed Travelers Property Casualty Corporation's (TPC) share of the non-qualified pension plan related to inactive employees of the former Travelers Insurance entities as part of the TPC spin-off. See Note 14. The Company's share of net expense for this plan was insignificant for 2004, 2003 and 2002.

In addition, the Company provides certain other postretirement benefits to retired employees through a plan sponsored by Citigroup. The Company assumed TPC's share of the postretirement benefits related to inactive employees of the former Travelers Insurance entities during 2002 as part of the TPC spin-off. The Company's share of net expense for the other postretirement benefit plans was $28 million in both 2004 and 2003 and $18 million in 2002.

401(k) SAVINGS PLAN

Substantially all of the Company's employees are eligible to participate in a 401(k) savings plan sponsored by Citigroup. The Company's expenses in connection with the 401(k) savings plan were not significant in 2004, 2003 and 2002. See
Note 13.

10.  LEASES

Most leasing functions for the Company are administered by a Citigroup subsidiary. Net rent expense for the Company was $22 million, $21 million, and $24 million in 2004, 2003 and 2002, respectively.

-------------------------- ----------------------- ---------------------
YEAR ENDING DECEMBER 31,      MINIMUM OPERATING       MINIMUM CAPITAL
($ IN MILLIONS)                RENTAL PAYMENTS        RENTAL PAYMENTS
-------------------------- ----------------------- ---------------------
2005                                $ 51                    $ 5
2006                                  58                      5
2007                                  58                      6
2008                                  56                      6
2009                                  48                      6
Thereafter                            31                     12
-------------------------- ----------------------- ---------------------
Total Rental Payments               $302                    $40
========================== ======================= =====================

Future sublease rental income of approximately $54 million will partially offset these commitments. Also, the Company will be reimbursed for 50%, totaling $120 million through 2011, of the rental expense for a particular lease by an affiliate.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

11.  DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

DERIVATIVE FINANCIAL INSTRUMENTS

The Company uses derivative financial instruments, including financial futures contracts, swaps, interest rate caps, options and forward contracts, as a means of hedging exposure to interest rate changes, equity price changes, credit and foreign currency risk. The Company also uses derivative financial instruments to enhance portfolio income and replicate cash market investments. The Company, through Tribeca Citigroup Investments Ltd., holds and issues derivative instruments in conjunction with these investment strategies designed to enhance portfolio returns.

The Company uses exchange traded financial futures contracts to manage its exposure to changes in interest rates that arise from the sale of certain insurance and investment products, or the need to reinvest proceeds from the sale or maturity of investments. In addition, the Company enters into interest rate futures contracts in connection with macro hedges intended to reduce interest rate risk by adjusting portfolio duration. To hedge against adverse changes in interest rates, the Company enters long or short positions in financial futures contracts, which offset asset price changes resulting from changes in market interest rates until an investment is purchased, or a product is sold. Futures contracts are commitments to buy or sell at a future date a financial instrument, at a contracted price, and may be settled in cash or through delivery.

The Company uses equity option contracts to manage its exposure to changes in equity market prices that arise from the sale of certain insurance products. To hedge against adverse changes in the equity market prices, the Company enters long positions in equity option contracts with major financial institutions. These contracts allow the Company, for a fee, the right to receive a payment if the Standard and Poor's 500 Index falls below agreed upon strike prices.

Currency option contracts are used on an ongoing basis to hedge the Company's exposure to foreign currency exchange rates that result from the Company's direct foreign currency investments. To hedge against adverse changes in exchange rates, the Company enters into contracts that give it the right, but not the obligation, to sell the foreign currency within a limited time at a contracted price that may also be settled in cash, based on differentials in the foreign exchange rate. These contracts cannot be settled prior to maturity.

The Company enters into interest rate swaps in connection with other financial instruments to provide greater risk diversification and better match the cash flows from assets and related liabilities. In addition, the Company enters into interest rate swaps in connection with macro hedges intended to reduce interest rate risk by adjusting portfolio duration. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts calculated by reference to an agreed upon notional principal amount. The Company also enters into basis swaps in which both legs of the swap are floating with each based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date.

The Company enters into currency swaps in connection with other financial instruments to provide greater risk diversification and better match assets purchased in U.S. Dollars with a corresponding liability originated in a foreign currency. Under currency swaps, the Company agrees with other parties to exchange, at specified intervals, foreign currency for U.S. Dollars. Generally, there is an exchange of foreign currency for U.S. Dollars at the outset of the contract based upon prevailing foreign exchange rates. Swap agreements are not exchange traded so they are subject to the risk of default by the counterparty.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company enters into interest rate caps in connection with other financial instruments to provide greater risk diversification and better match assets and liabilities. In addition, the Company enters into interest rate caps in connection with macro hedges intended to reduce interest rate risk by adjusting portfolio duration. Under interest rate caps, the Company pays a premium and is entitled to receive cash payments equal to the excess of the market interest rates over the strike prices multiplied by the notional principal amount. Interest rate cap agreements are not exchange traded so they are subject to the risk of default by the counterparty.

Forward contracts are used on an ongoing basis to hedge the Company's exposure to foreign currency exchange rates that result from the net investment in the Company's Canadian operations as well as direct foreign currency investments. To hedge against adverse changes in exchange rates, the Company enters into contracts to exchange foreign currency for U.S. Dollars with major financial institutions. These contracts cannot be settled prior to maturity. At the maturity date the Company must purchase the foreign currency necessary to settle the contracts.

The Company enters into credit default swaps in conjunction with a fixed income investment to reproduce the investment characteristics of a different investment. The Company will also enter credit default swaps to reduce exposure to certain corporate debt security investment exposures that it holds. Under credit default swaps, the Company agrees with other parties to receive or pay, at specified intervals, fixed or floating rate interest amounts calculated by reference to an agreed notional principal amount in exchange for the credit default risk of a specified bond. Swap agreements are not exchange traded so they are subject to the risk of default by the counterparty.

Several of the Company's hedging strategies do not qualify or are not designated as hedges for accounting purposes. This can occur when the hedged item is carried at fair value with changes in fair value recorded in earnings, the derivative contracts are used in a macro hedging strategy, the hedge is not expected to be highly effective, or structuring the hedge to qualify for hedge accounting is too costly or time consuming.

The Company monitors the creditworthiness of counterparties to these financial instruments by using criteria of acceptable risk that are consistent with on-balance sheet financial instruments. The controls include credit approvals, credit limits and other monitoring procedures. Additionally, the Company enters into collateral agreements with its derivative counterparties. As of December 31, 2004, the Company held collateral under these contracts amounting to approximately $813.0 million.

The table below provides a summary of the notional and fair value of derivatives by type:


($ IN MILLIONS)                                       DECEMBER 31, 2004                      DECEMBER 31, 2003
                                                                 FAIR VALUE                           FAIR VALUE
                                                          -------------------------             ------------------------
                                             Notional                               Notional
DERIVATIVE TYPE                               Amount        Assets    Liabilities     Amount     Assets    Liabilities
                                           -------------- ----------- ------------- ----------- ---------- -------------
Interest rate, equity and currency
   swaps                                        $8,926.0      $910.4        $158.7    $7,422.3     $685.7        $178.9
Financial futures                                1,421.0            -            -       790.2          -             -
Interest rate and equity options                 1,354.8       189.1             -       754.4      182.1             -
Currency forwards                                  510.1           -           8.9       352.4        0.3           7.3
Credit derivatives                                 427.4         4.1           3.4       209.5        5.2           0.6
Interest rate caps                                 117.5         3.1             -           -          -             -
                                           -------------- ----------- ------------- ----------- ---------- -------------
          TOTAL                                $12,756.8    $1,106.7        $171.0    $9,528.8     $873.3        $186.8
                                           -------------- ----------- ------------- ----------- ---------- -------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The following table summarizes certain information related to the Company's hedging activities for the years ended December 31, 2004 and 2003:


                                                 Year Ended               Year Ended
  In millions of dollars                      December 31, 2004       December 31, 2003
  ---------------------------------------- ------------------------ -----------------------
  Hedge ineffectiveness recognized
      related to fair value hedges               $(33.2)                      $(23.2)

  Hedge ineffectiveness recognized
      related to cash flow hedges                   6.1                         (3.4)

  Net loss recorded in accumulated
      other changes in equity from
      nonowner sources related to
      net investment hedges                        (0.6)                       (33.6)

  Net loss from economic
      hedges recognized in earnings               (20.1)                        (1.6)


During the years ended December 31, 2004 and 2003 there were no discontinued forecasted transactions. The amount expected to be reclassified from accumulated other changes in equity from nonowner sources into pre-tax earnings within twelve months from December 31, 2004 is $(76.1) million.

FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Company issues fixed and variable rate loan commitments and has unfunded commitments to partnerships and joint ventures. All of these commitments are to unaffiliated entities. The off-balance sheet risk of fixed and variable rate loan commitments was $375.5 million and $253.5 million at December 31, 2004 and 2003, respectively. The Company had unfunded commitments of $1,075.8 million and $527.8 million to these partnerships at December 31, 2004 and 2003, respectively.

FAIR VALUE OF CERTAIN FINANCIAL INSTRUMENTS

The Company uses various financial instruments in the normal course of its business. Certain insurance contracts are excluded by SFAS No. 107, "Disclosure about Fair Value of Financial Instruments," and therefore are not included in the amounts discussed.

At December 31, 2004 and 2003, investments in fixed maturities had a carrying value and a fair value of $47.7 billion and $42.3 billion, respectively. See Notes 1 and 3.

At December 31, 2004, mortgage loans had a carrying value of $2.1 billion and a fair value of $2.2 billion and at year-end 2003 had a carrying value of $1.9 billion and a fair value of $2.0 billion. In estimating fair value, the Company used interest rates reflecting the current real estate financing market.

Included in other invested assets are 2,225 shares of Citigroup Cumulative Preferred Stock Series YYY, carried at cost of $2,225 million at December 31, 2004 and 2003, acquired as a contribution from TPC. This Series YYY Preferred Stock pays cumulative dividends at 6.767%, has a liquidation value of $1 million per

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

share and has perpetual duration, is not subject to a sinking fund or mandatory redemption but may be optionally redeemed by Citigroup at any time on or after February 27, 2022. Dividends totaling $150 million were received in both 2004 and 2003 and $125 million was received in 2002. There is no established market for this investment and it is not practicable to estimate the fair value of the preferred stock.

Included in other invested assets are 987 shares of Citigroup Cumulative Preferred Stock Series YY, carried at cost of $987 million at December 31, 2004 and 2003. This Series YY Preferred Stock pays cumulative dividends at 5.321%, has a liquidation value of $1 million per share, and has perpetual duration, is not subject to a sinking fund or mandatory redemption but may be optionally redeemed by Citigroup at any time on or after December 22, 2018. Dividends totaling $53 million were received during each of 2004, 2003 and 2002. There is no established market for this investment and it is not practicable to estimate the fair value of the preferred stock.

At December 31, 2004, contractholder funds with defined maturities had a carrying value of $15.2 billion and a fair value of $15.6 billion, compared with a carrying value and a fair value of $13.5 billion and $13.7 billion at December 31, 2003. The fair value of these contracts is determined by discounting expected cash flows at an interest rate commensurate with the Company's credit risk and the expected timing of cash flows. Contractholder funds without defined maturities had a carrying value of $14.4 billion and a fair value of $14.1 billion at December 31, 2004, compared with a carrying value of $13.1 billion and a fair value of $12.8 billion at December 31, 2003. These contracts generally are valued at surrender value.

The carrying values of $567 million and $698 million of financial instruments classified as other assets approximated their fair values at December 31, 2004 and 2003, respectively. The carrying value of $3.0 billion and $2.5 billion of financial instruments classified as other liabilities at December 31, 2004 and 2003 also approximated their fair values at both December 31, 2004 and 2003. Fair value is determined using various methods, including discounted cash flows, as appropriate for the various financial instruments.

Both the assets and liabilities of separate accounts providing a guaranteed return had a carrying value and a fair value of $350 million at December 31, 2003. This separate account was fully consolidated in 2004 per the adoption of SOP 03-1. See Note 1.

The carrying values of cash, trading securities and trading securities sold not yet purchased are carried at fair value. The carrying values of short-term securities and investment income accrued approximated their fair values. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

12.  COMMITMENTS AND CONTINGENCIES

LITIGATION

In August 1999, an amended putative class action complaint captioned LISA MACOMBER, ET AL. VS. TRAVELERS PROPERTY CASUALTY CORPORATION, ET AL. was filed in New Britain, Connecticut Superior Court against the Company, its parent corporation, certain of the Company's affiliates (collectively TLA), and the Company's former affiliate, Travelers Property Casualty Corporation. The amended complaint alleges Travelers Property Casualty Corporation purchased structured settlement annuities from the Company and spent less on the purchase of those structured settlement annuities than agreed with claimants; and that commissions paid to brokers of structured settlement annuities, including an affiliate of the Company, were paid, in part, to Travelers Property Casualty Corporation. The amended complaint was dismissed and following an appeal by plaintiff in September 2002 the Connecticut Supreme Court reversed the dismissal of several of the plaintiff's

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

claims. On May 26, 2004, the Connecticut Superior Court certified a nation wide class action. The class action claims against TLA are violation of the Connecticut Unfair Trade Practice Statute, unjust enrichment and civil conspiracy. On June 15, 2004, the Defendants, including TLA, appealed the Connecticut Superior Court's May 26, 2004 class certification order.

In 2003 and 2004, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Company has received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. During 2004 the SEC requested additional information about the Company's variable product operations on market timing, late trading and revenue sharing, and the SEC, the National Association of Securities Dealers and the New York Insurance Department have made inquiries into these issues and other matters associated with the sale and distribution of insurance products. In addition, like many insurance companies and agencies, in 2004 and 2005 the Company received inquiries from certain state Departments of Insurance regarding producer compensation and bidding practices. The Company is cooperating fully with all of these requests and is not able to predict their outcomes.

In addition, the Company is a defendant or co-defendant in various other litigation matters in the normal course of business. These include civil actions, arbitration proceedings and other matters arising in the normal course of business out of activities as an insurance company, a broker and dealer in securities or otherwise.

In the opinion of the Company's management, the ultimate resolution of these legal and regulatory proceedings would not be likely to have a material adverse effect on the Company's consolidated financial condition or liquidity, but, if involving monetary liability, may be material to the Company's operating results for any particular period.

OTHER

The Company is a member of the Federal Home Loan Bank of Boston (the Bank), and in this capacity has entered into a funding agreement (the agreement) with the Bank where a blanket lien has been granted to collateralize the Bank's deposits. The Company maintains control of these assets, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. The agreement further states that upon any event of default, the Bank's recovery is limited to the amount of the member's outstanding funding agreement. The amount of the Company's liability for funding agreements with the Bank as of December 31, 2004 is $1.1 billion, included in contractholder funds. The Company holds $60.3 million of common stock of the Bank, included in equity securities.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company has provided a guarantee on behalf of Citicorp International Life Insurance Company, Ltd. (CILIC), an affiliate. The Company has guaranteed to pay claims up to $1 billion of life insurance coverage for CILIC. This guarantee takes effect if CILIC cannot pay claims because of insolvency, liquidation or rehabilitation. Life insurance coverage in force under this guarantee at December 31, 2004 is $466 million. The Company does not hold any collateral related to this guarantee.

13.  RELATED PARTY TRANSACTIONS

Citigroup and certain of its subsidiaries provide investment management and accounting services, payroll, internal auditing, benefit management and administration, property management and investment technology services to the Company as of December 31, 2004. The Company paid Citigroup and its subsidiaries $41.0 million, $55.3 million and $56.9 million in 2004, 2003 and 2002, respectively, for these services. The amounts due to affiliates related to these services, included in other liabilities at December 31, 2004 and 2003, were insignificant.

The Company has received reimbursements from Citigroup and its affiliates related to the Company's increased benefit and lease expenses after the TPC spin-off. See Note 14. These reimbursements totaled $27.4 million, $34.3 million and $15.5 million in 2004, 2003 and 2002, respectively.

The Company maintains a short-term investment pool in which its insurance affiliates participate. The position of each company participating in the pool is calculated and adjusted daily. At December 31, 2004 and 2003, the pool totaled approximately $4.1 billion and $3.8 billion, respectively. The Company's share of the pool amounted to $3.3 billion at both December 31, 2004 and 2003, and is included in short-term securities in the consolidated balance sheets.

At December 31, 2004 and 2003, the Company had outstanding loaned securities to an affiliate, Citigroup Global Markets, Inc. (CGMI), of $361.5 million and $238.5 million, respectively.

Included in other invested assets is a $3.2 billion investment in Citigroup Preferred Stock at December 31, 2004 and 2003, carried at cost. Dividends received on these investments were $203 million in both 2004 and 2003 and $178 million in 2002. See Notes 11 and 17.

The Company had investments in an affiliated joint venture, Tishman Speyer, in the amount of $92.9 million and $166.3 million at December 31, 2004 and 2003, respectively. Income of $54.2 million, $18.6 million and $99.7 million was earned on these investments in 2004, 2003 and 2002, respectively.

The Company also had an investment in Greenwich Street Capital Partners I, an affiliated private equity investment, in the amount of $45.3 million and $48.3 million at December 31, 2004 and 2003, respectively. Income of $4.5 million, $33.9 million and $0 were earned on this investment in 2004, 2003 and 2002, respectively.

In the ordinary course of business, the Company purchases and sells securities through affiliated broker-dealers, including SB. These transactions are conducted on an arm's-length basis. Amounts due to SB were $363.7 million and $134.4 million at December 31, 2004 and 2003, respectively.

The Company markets deferred annuity products and life insurance through its affiliate, Smith Barney (SB), a division of CGMI. Annuity deposits related to these products were $877 million, $835 million, and $1.0 billion in 2004, 2003 and 2002, respectively. Life

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

premiums were $137.5 million, $114.9 million and $109.7 million in 2004, 2003 and 2002, respectively. Commissions and fees paid to SB were $71.9 million, $70.3 million and $77.0 million in 2004, 2003 and 2002, respectively.

The Company also markets individual annuity and life insurance through CitiStreet Retirement Services, a division of CitiStreet LLC, (CitiStreet), a joint venture between Citigroup and State Street Bank. Deposits received from CitiStreet were $1.5 billion, $1.4 billion and $1.6 billion in 2004, 2003 and 2002, respectively. Commissions and fees paid to CitiStreet were $45.9 million, $52.9 million and $54.0 million in 2004, 2003 and 2002, respectively.

The Company markets individual annuity products through an affiliate Citibank, N.A. (together with its subsidiaries, Citibank). Deposits received from Citibank were $525 million, $357 million and $321 million in 2004, 2003 and 2002, respectively. Commissions and fees paid to Citibank were $44.3 million, $29.8 million and $24.0 million in 2004, 2003 and 2002, respectively.

Primerica Financial Services, Inc. (PFS), an affiliate, is a distributor of products for TLA. PFS or its affiliates sold $983 million, $714 million and $787 million of individual annuities in 2004, 2003 and 2002, respectively. Commissions and fees paid to PFS were $75.4 million, $58.1 million and $60.4 million in 2004, 2003 and 2002, respectively.

Primerica Life has entered into a General Agency Agreement with PFS that provides that PFS will be Primerica Life's general agent for marketing all insurance of Primerica Life. In consideration of such services, Primerica Life agreed to pay PFS marketing fees of no less than $10 million per year based upon U.S. gross direct premiums received by Primerica Life. The fees paid by Primerica Life were $15 million in 2004 and $12.5 million in each of 2003 and 2002.

During 2004 TLARC was established as a pure captive to reinsure 100% of the statutory based risk associated with universal life contracts. Statutory premiums paid by the Company to TLARC totaled $1,071 million in 2004. Ceding commissions and experience refunds paid by TLARC to the Company totaled $1,054 million in 2004. The net amount paid was $17 million and reported as a reduction of other income. See Note 4.

TIC has made a solvency guarantee for an affiliate, CILIC. See Note 12.

The Company participates in a stock option plan sponsored by Citigroup that provides for the granting of stock options in Citigroup common stock to officers and other employees. To further encourage employee stock ownership, Citigroup introduced the WealthBuilder stock option program during 1997 and the Citigroup Ownership Program in 2001. Under these programs, all employees meeting established requirements have been granted Citigroup stock options. During 2001, Citigroup introduced the Citigroup 2001 Stock Purchase Program for new employees, which allowed eligible employees of Citigroup, including the Company's employees, to enter into fixed subscription agreements to purchase shares at the market value on the date of the agreements. During 2003 Citigroup introduced the Citigroup 2003 Stock Purchase Program, which allowed eligible employees of Citigroup, including the Company's employees, to enter into fixed subscription agreements to purchase shares at the lesser of the market value on the first date of the offering period or the market value at the close of the offering period. Enrolled employees are permitted to make one purchase prior to the expiration date. The Company's charge to income for these plans was insignificant in 2004, 2003 and 2002.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company also participates in the Citigroup Capital Accumulation Program. Participating officers and other employees receive a restricted stock award in the form of Citigroup common stock. These restricted stock awards generally vest after a three-year period and, except under limited circumstances, the stock can not be sold or transferred during the restricted period by the participant, who is required to render service to the Company during the restricted period. The Company's charge to income for this program was insignificant in 2004, 2003 and 2002.

Unearned compensation expense associated with the Citigroup restricted common stock grants, which represents the market value of Citigroup's common stock at the date of grant, is included in other assets in the consolidated balance sheet and is recognized as a charge to income ratably over the vesting period. The Company's charge to income was insignificant during 2004, 2003 and 2002.

14.  TRAVELERS PROPERTY CASUALTY SPIN-OFF

On April 1, 2004 TPC merged with a subsidiary of The St. Paul Companies to form St. Paul Travelers.

On March 27, 2002, TPC, the Company's parent at December 31, 2001, completed its IPO. On August 20, 2002, Citigroup made a tax-free distribution to its stockholders of a majority portion of its remaining interest in TPC. In 2002, prior to the IPO the following transactions occurred:

     o The common stock of the Company was distributed by TPC to CIHC so the Company would remain an indirect wholly owned subsidiary of Citigroup.

     o The Company sold its home office buildings in Hartford, Connecticut and a building housing TPC's information systems in Norcross, Georgia to TPC for $68 million.

     o TLA Holdings LLC, a non-insurance subsidiary valued at $142 million, was contributed to the Company by TPC.

     o The Company assumed pension, postretirement and post employment benefits payable to all inactive employees of the former Travelers Insurance entities and received $189 million of cash and other assets from TPC to offset these benefit liabilities. In March 2003, TPC paid the Company $22.6 million as a settlement for these benefit-related liabilities.

     o The Company received 2,225 shares of Citigroup's 6.767% Cumulative Preferred Stock, Series YYY, with a par value of $1.00 per share and a liquidation value of $1 million per share as a contribution from TPC.

In connection with the TPC IPO and distribution, the Company's additional paid-in capital increased $1,596 million during 2002 as follows:

     ($ IN MILLIONS)

     Citigroup Series YYY Preferred Stock                     $2,225
     TLA Holdings LLC                                            142
     Cash and other assets                                       189
     Pension, postretirement, and post-
           employment benefits payable                          (279)
     Deferred tax assets                                          98
     Deferred tax liabilities                                   (779)
                                                              --------
                                                              $1,596
                                                              ========

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

At December 31, 2001, TPC and its subsidiaries were affiliates of the Company and provided certain services to the Company. These services included data processing, facilities management, banking and financial functions, benefits administration and others. During 2002, the Company began phasing out these services. The Company paid TPC $4.9 million and $33.6 million in 2003 and 2002, respectively, for these services. In 2004, The Company did not receive these services.

The Company has a license from St. Paul Travelers to use the names "Travelers Life & Annuity," "The Travelers Insurance Company," "The Travelers Life and Annuity Company" and related names in connection with the Company's business.

15.  RECONCILIATION OF NET INCOME TO NET CASH PROVIDED BY OPERATING ACTIVITIES

The following table reconciles net income to net cash provided by operating activities:


-------------------------------------------------- ------------ ------------ ------------
FOR THE YEAR ENDED DECEMBER 31,                       2004         2003         2002
($ IN MILLIONS)
-------------------------------------------------- ------------ ------------ ------------
Net Income                                           $1,481       $1,358       $1,082
    Adjustments to reconcile net income to net
    cash provided by operating activities:
       Realized (gains) losses                          (16)         (37)         322
       Deferred federal income taxes                     (9)          58          185
       Amortization of deferred policy
         acquisition costs                              649          501          393
       Additions to deferred policy acquisition
         costs                                       (1,203)        (960)        (879)
       Investment income                                106         (503)        (119)
       Premium balances                                  (8)           8           (7)
       Insurance reserves and accrued expenses          604          832          493
       Other                                            (79)        (443)        (402)
-------------------------------------------------- ------------ ------------ ------------
Net cash provided by operations                      $1,525         $814       $1,068
-------------------------------------------------- ------------ ------------ ------------


16.  NON-CASH INVESTING AND FINANCING ACTIVITIES

In 2004, significant non-cash investing and financing activities include the minority interest reversal of joint ventures held by TPC in the amount of $(58) million. In 2003, these activities include the acquisition of real estate through foreclosures of mortgage loans amounting to $53 million and the inclusion of the TPC minority interest in joint ventures in the amount of $63 million. In 2002, these activities include the contribution of $2,225 million of Citigroup YYY Preferred Stock and related deferred tax liability of $779 million; a $17 million COLI asset and $98 million deferred tax asset related to the transfer of $279 million of pension and postretirement benefits, transferred for $172 million cash; and the contribution of a non-insurance company, TLA Holdings, LLC, for $142 million.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

17.  SUBSEQUENT EVENT

On January 31, 2005, Citigroup announced that it had agreed to sell TIC, including TLAC and certain other domestic and international insurance businesses (the Life Insurance and Annuity Businesses) to MetLife, Inc. (MetLife) pursuant to an Acquisition Agreement (the Agreement). The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Citigroup currently anticipates that the intended sale would be completed during this summer.

The Company's Primerica segment and certain other assets will remain with Citigroup. Accordingly, prior to the closing, TIC will distribute to its parent company by way of dividend (i) all of the outstanding shares of common stock of the Company's 100% owned subsidiary, Primerica Life Insurance Company (Primerica
Life), (ii) all shares of Citigroup's Series YYY and Series YY preferred stock held by the Company and (iii) certain other assets, including certain assets and liabilities related to the Company's share of the non-qualified pension plan, and post retirement benefits related to inactive employees of the former Travelers Insurance entities, assumed during Citigroup's 2002 spin-off of the Travelers Property Casualty operations (collectively, the Dispositions). The Dispositions require certain regulatory approvals.

Subject to closing adjustments described in the Agreement, the contemplated sale price would be $11.5 billion.

18. EVENTS (UNAUDITED) SUBSEQUENT TO THE DATE OF THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM'S REPORT

METLIFE, INC. TRANSACTION

On July 1, 2005 (the "Acquisition Date"), the Company and other affiliated entities, including substantially all of Citigroup's international insurance businesses, and excluding Primerica Life and its subsidiaries, were acquired by MetLife from CIHC for $12.0 billion.

Consideration paid by MetLife for the purchase consisted of approximately $10.9 billion in cash and 22,436,617 shares of MetLife's common stock with a market value of approximately $1.0 billion to Citigroup and approximately $100 million in other transaction costs. Consideration paid to Citigroup will be finalized subject to review of the June 30, 2005 financial statements of Travelers by both MetLife and Citigroup and the interpretation of the provisions of the acquisition agreement (the "Acquisition Agreement") by both parties.

In accordance with Statement of Financial Accounting Standard ("SFAS") No. 141, Business Combinations, and SFAS No. 142, Goodwill and Other Intangible Assets, the Acquisition is being accounted for by MetLife using the purchase method of accounting, which requires that the assets and liabilities of the Company be identified and measured at their fair value as of the Acquisition Date. As required by the U.S. Securities and Exchange Commission Staff Accounting Bulletin 54, Push Down Basis of Accounting in Financial Statements of a Subsidiary, the purchase method of accounting applied by Metlife to the acquired assets and liabilities associated with the Company has been "pushed down" to the Company. The effect of "push down" accounting on the Company's net assets resulted i n a $1.2 billion decrease i n the Company's equity. Reflected in this charge is an allocation of $814 million of goodwill relating to the acquisition. The fair value of certain assets acquired and liabilities assumed, including goodwill, may be adjusted during the allocation period due to finalization of the purchase price to be paid to Citigroup, agreement between Citigroup and MetLife as to the tax basis purchase price to be allocated to the acquired subsidiaries, and receipt of information regarding the estimation of certain fair values. In no case will the adjustments extend beyond one year from the acquisition date. These adjustments may have a material effect on the financial statements of the Company.

In connection with the Acquisition, MetLife also filed with the State of Connecticut Insurance Department (the "Department") an Amended and Restated Form A Statement Regarding the Acquisition of Control of or Merger with a Domestic Insurer, dated April 19, 2005 (the "Form A"), seeking the approval of the Department to acquire control of the Company. The Form A was approved by the Department on June 30, 2005. The Form A includes MetLife's post-Acquisition business plan and financial projections for the Company after the closing date. The Company will generally phase out the products that it currently issues by the end of 2006 which may, over time, result in fewer assets and liabilities. The Company may, however, determine to introduce new products in the future.

Prior to the sale, certain restructuring transactions were required pursuant to the Agreement. The following transfers to CIHC occurred on June 30, 2005:

1. All TIC's membership in Keeper Holdings LLC, which holds an interest in CitiStreet LLC;

2. All TIC's shares of Citigroup Series YYY and YY preferred stock;

3. All TIC's shares of American Financial Life Insurance Company stock;

4. All TIC's shares of Primerica Life stock;

5. All TIC's obligations in the amount of $105 million and the related deferred tax assets of $37 million and cash in the amount of $68 million associated with the Connecticut River Plaza lease;

6. All owned intellectual property and all trademarks used in connection with products offered only by or through the Company. This includes, but is not limited to, the "umbrella" trademark and umbrella design trademark, and any trademarks which include the terms "citi," "Citi," the arc design and the blue wave design;

7. All TIC's net obligations in the amount of $443 million related to non-qualified employee benefit plans (including retiree welfare, pension, long-term disability, workers compensation and deferred compensation obligations) and associated assets consisting of $191 million in cash, and other assets, including a deferred tax asset, totaling $252 million; and

8. All TIC's obligations and rights related to future gains and losses under all policies providing long-term care benefits.

The State of Connecticut Insurance Department approved the extraordinary dividend of all TIC's ownership interests and obligations as included in items 1 through 6, and 8 as set forth above. Restructuring transaction item number 7, as set forth above, was accounted for as an asset/liability transfer, and did not require approval from the State of Connecticut Insurance Department.

LITIGATION

A former registered representative of Tower Square Securities, Inc. (Tower Square), a broker-dealer subsidiary of TIC, is alleged to have defrauded individuals by diverting funds for his personal use. In June 2005, the SEC issued a formal order of investigation with respect to Tower Square and served Tower Square with a subpoena. The Securities and Business Investments Division of the Connecticut Department of Banking and the National Association of Securities Dealers (NASD) are also reviewing this matter. Tower Square intends to fully cooperate with the SEC, the NASD and the Department of Banking. One arbitration matter was commenced in June 2005 against Tower Square and the other unaffiliated broker-dealers with whom the registered representative was formerly registered. It is reasonably possible that other matters will be brought regarding this matter. Tower Square intends to defend itself vigorously in all such cases.

In addition, the Company is a defendant or co-defendant in various other litigation matters in the normal course of business. These include civil actions, arbitration proceedings and other matters arising in the normal course of business out of activities as an insurance company, a broker and dealer in securities or otherwise.

See Note 12 for further discussion.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholder
The Travelers Insurance Company:

Under date of March 28, 2005, we reported on the consolidated balance sheets of The Travelers Insurance Company and subsidiaries as of December 31, 2004 and 2003, and the related consolidated statements of income, changes in shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 2004, which are included in the Form 10-K. In connection with our audits of the aforementioned consolidated financial statements, we also audited the related consolidated financial statement schedules as listed in the accompanying index. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits.

In our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 1 to the consolidated financial statements, the Company changed its methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004, variable interest entities in 2003, and for goodwill and intangible assets in 2002.

/s/KPMG LLP

Hartford, Connecticut
March 28, 2005

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES

                                   SCHEDULE I
       SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2004
                                 ($ IN MILLIONS)

---------------------------------------------------------------------- -------------- -------------- ------------------------
TYPE OF INVESTMENT                                                                                       AMOUNT SHOWN IN
                                                                           COST           VALUE          BALANCE SHEET(1)
---------------------------------------------------------------------- -------------- -------------- ------------------------
Fixed Maturities:
     Bonds:
         U.S. Government and government agencies and
           authorities                                                      $6,582         $6,840              $6,840
         States, municipalities and political subdivisions                     364            404                 404
         Foreign governments                                                   847            927                 927
         Public utilities                                                    2,516          2,710               2,710
         Convertible bonds and bonds with warrants attached                    228            245                 245
         All other corporate bonds                                          34,601         36,373              36,373
---------------------------------------------------------------------- -------------- -------------- ------------------------
              Total Bonds                                                   45,138         47,499              47,499
     Redeemable preferred stocks                                               176            216                 216
---------------------------------------------------------------------- -------------- -------------- ------------------------
         Total Fixed Maturities                                             45,314         47,715              47,715
---------------------------------------------------------------------- -------------- -------------- ------------------------
Equity Securities:
     Common Stocks:
         Banks, trust and insurance companies                                   13             17                  17
         Industrial, miscellaneous and all other                               140            177                 177
---------------------------------------------------------------------- -------------- -------------- ------------------------
              Total Common Stocks                                              153            194                 194
     Nonredeemable preferred stocks                                            169            173                 173
---------------------------------------------------------------------- -------------- -------------- ------------------------
         Total Equity Securities                                               322            367                 367
---------------------------------------------------------------------- -------------- -------------- ------------------------
Mortgage Loans                                                               2,124                              2,124
Real Estate Held For Sale                                                       37                                 37
Policy Loans                                                                 1,121                              1,121
Short-Term Securities                                                        3,731                              3,731
Trading Securities                                                           1,360                              1,360
Other Investments(2)(3)(4)                                                   1,341                              1,341
---------------------------------------------------------------------- -------------- -------------- ------------------------
         Total Investments                                                 $55,350                            $57,796
====================================================================== ============== ============== ========================


(1) Determined in accordance with methods described in Notes 1 and 3 of the Notes to Consolidated Financial Statements.

(2) Excludes $3.2 billion of Citigroup Inc. preferred stock. See Note 13 of Notes to Consolidated Financial Statements.

(3) Also excludes $415 million fair value of investment in affiliated partnership interests.

(4) Includes derivatives marked to market and recorded at fair value in the balance sheet.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES

                                  SCHEDULE III
                       SUPPLEMENTARY INSURANCE INFORMATION
                                 ($ IN MILLIONS)


----------------------------------- ---------------- ---------------- ----------------- ------------ --------------- ------------
                                                       FUTURE POLICY
                                       DEFERRED        BENEFITS,           OTHER POLICY
                                       POLICY          LOSSES, CLAIMS      CLAIMS AND                  NET           BENEFITS,
                                       ACQUISITION     AND LOSS            BENEFITS       PREMIUM      INVESTMENT    CLAIMS AND
                                       COSTS           EXPENSES(1)         PAYABLE        REVENUE      INCOME        LOSSES(2)
----------------------------------- ---------------- ---------------- ----------------- ------------ --------------- ------------
        2004
Travelers Life & Annuity                $2,771           $46,452             $581            $911         $3,012        $2,716
Primerica                                2,178             3,696              180           1,315            336           560
----------------------------------- ---------------- ---------------- ----------------- ------------ --------------- ------------
Total                                   $4,949           $50,148             $761          $2,226         $3,348        $3,276
=================================== ================ ================ ================= ============ =============== ============
        2003
Travelers Life & Annuity                $2,361           $42,023             $532          $1,082         $2,743        $2,816
Primerica                                2,034             3,500              161           1,245            315           534
----------------------------------- ---------------- ---------------- ----------------- ------------ --------------- ------------
Total                                   $4,395           $45,523             $693          $2,327         $3,058        $3,350
=================================== ================ ================ ================= ============ =============== ============
       2002
Travelers Life & Annuity                $2,043           $37,774             $461           $ 730         $2,646        $2,404
Primerica                                1,893             3,261              147           1,194            290           527
----------------------------------- ---------------- ---------------- ----------------- ------------ --------------- ------------
Total                                   $3,936           $41,035             $608          $1,924         $2,936        $2,931
=================================== ================ ================ ================= ============ =============== ============

----------------------------------- ------------------- ------------- ----------
                                    AMORTIZATION OF
                                    DEFERRED POLICY      OTHER
                                    ACQUISITION          OPERATING     PREMIUMS
                                    COSTS                EXPENSES      WRITTEN
----------------------------------- ------------------- ------------- ----------
        2004
Travelers Life & Annuity                  $400             $259            $911
Primerica                                  249              228           1,310
----------------------------------- ------------------- ------------- ----------
Total                                     $649             $487          $2,221
=================================== =================== ============= ==========
        2003
Travelers Life & Annuity                  $266             $240          $1,093
Primerica                                  235              219           1,251
----------------------------------- ------------------- ------------- ----------
Total                                     $501             $459          $2,344
=================================== =================== ============= ==========
       2002
Travelers Life & Annuity                  $174             $190           $ 729
Primerica                                  219              217           1,184
----------------------------------- ------------------ ------------ ------------
Total                                     $393             $407          $1,913
=================================== ================== ============ ============


(1)  Includes contractholder funds.
(2)  Includes interest credited to contractholders.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES

                                   SCHEDULE IV
                                   REINSURANCE
                                 ($ IN MILLIONS)

       -------------------------------------- -------------- ---------------- ---------------- ------------ ----------------
                                                                                                             PERCENTAGE OF
                                                             CEDED TO OTHER    ASSUMED FROM                 AMOUNT ASSUMED
                                              GROSS AMOUNT      COMPANIES     OTHER COMPANIES  NET AMOUNT       TO NET
       -------------------------------------- -------------- ---------------- ---------------- ------------ ----------------
     2004
       Life Insurance In Force                     $646,184        $397,411          $3,470        $252,243          1.4%

       Premiums:
            Life insurance                         $  2,609        $    460          $    1        $  2,150            -
            Accident and health insurance               305             229               -              76            -
            Property casualty                             1               1               -               -            -
                                                   --------        --------          ------        --------       ------
                Total Premiums                     $  2,915        $    690          $    1        $  2,226            -
                                                   ========        ========          ======        ========       ======
      2003
       Life Insurance In Force                     $593,006        $356,298          $3,519        $240,227          1.4%

       Premiums:
            Life insurance                         $  2,672        $    419          $    1        $  2,254            -
            Accident and health insurance               308             235               -              73            -
            Property casualty                            21              21               -               -            -
                                                   --------        --------          ------        --------       ------
                Total Premiums                     $  3,001        $    675          $    1        $  2,327            -
                                                   ========        ========          ======        ========       ======
      2002
       Life Insurance In Force                     $549,066        $321,940          $3,568        $230,694          1.5%

       Premiums:
            Life insurance                         $  2,227          $  377          $    -        $  1,850            -
            Accident and health insurance               316             242               -              74            -
            Property casualty                           109             109               -               -            -
                                                   --------        --------          ------        --------       ------
                Total Premiums                     $  2,652        $    728          $    -        $  1,924            -
                                                   ========        ========          ======        ========       ======


                                   VINTAGE II
                             VINTAGE II (SERIES II)
                                    VINTAGE 3
                              PORTFOLIO ARCHITECT 3
                              PORTFOLIO ARCHITECT L
                                    VINTAGE L
                           PIONEER ANNUISTAR(SM) FLEX

                       STATEMENT OF ADDITIONAL INFORMATION

           THE TRAVELERS SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES


                      INDIVIDUAL VARIABLE ANNUITY CONTRACT
                                    ISSUED BY


                         THE TRAVELERS INSURANCE COMPANY
                                  ONE CITYPLACE
                        HARTFORD, CONNECTICUT 06103-3415

L-20668S                                                           December 2005

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) The financial statements of the Registrant and the Report of Independent Registered Public Accounting Firm thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:

      Statement of Assets and Liabilities as of December 31, 2004
      Statement of Operations for the year ended December 31, 2004
      Statement of Changes in Net Assets for the years ended December 31, 2004 and 2003
      Statement of Investments as of December 31, 2004
      Notes to Financial Statements

      The consolidated financial statements and schedules of The Travelers
        Insurance Company and subsidiaries and the Reports of Independent Registered Public Accounting Firm, are contained in the Statement of Additional Information. The consolidated financial statements of The Travelers Insurance Company and subsidiaries include:
      Consolidated Statements of Income for the years ended December 31, 2004,
        2003 and 2002
      Consolidated Balance Sheets as of December 31, 2004 and 2003 Consolidated Statements of Changes in Shareholder's Equity for the years ended December 31, 2004, 2003 and 2002
      Consolidated Statements of Cash Flows for the years ended December 31,
        2004, 2003 and 2002
      Notes to Consolidated Financial Statements
      Financial Statement Schedules

(b)   Exhibits

      EXHIBIT
       NUMBER     DESCRIPTION
       ------     -----------

        1. Resolution of The Travelers Insurance Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to the Registration Statement on Form N-4, File No. 333-82009, filed June 30, 1999.)

        2.        Not Applicable.

        3(a). Distribution and Principal Underwriting Agreement among the Registrant, The Travelers Insurance Company and Travelers Distribution LLC (Incorporated herein by reference to Exhibit 3(a) to Post Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-58783 filed February 26, 2001.)

        3(b) Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 2 the Registration Statement on Form N-4, File No. 333-65942 filed April 15, 2003.)

        4(a). Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4 to the Registration Statement on Form N-4, File No. 333-82009, filed on September 29, 1999.)

        4(b). Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4(b) to the Registration Statement on Form N-4, File No. 333-65926, filed on June 11, 2003.)

        4(c). Death Benefit Endorsement A. (Incorporated herein by reference to Exhibit 4(c) to the Registration Statement on Form N-4, File No. 333-65926, filed on June 11, 2003.)

        4(d). Death Benefit Endorsement B. (Incorporated herein by reference to Exhibit 4(d) to the Registration Statement on Form N-4, File No. 333-65926, filed on June 11, 2003.)

        4(e). Deferred Annual Step-Up Death Benefit Endorsement. (Incorporated herein by reference to Exhibit 4(e) to the Registration Statement on Form N-4, File No. 333-65926, filed on June 11, 2003.)

        4(f). Guaranteed Minimum Withdrawal Rider. (Incorporated herein by reference to Exhibit 4(f) to the Registration Statement on Form N-4, File No. 333-65926, filed on June 11, 2003.)

        4(f)(1). Form of Guaranteed Minimum Withdrawal Rider. (Incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, file No. 333-101778, filed November 19, 2004.)

        4(g). Spousal Continuation Rider. (Incorporated herein by reference to Exhibit 4(g) to the Registration Statement on Form N-4, File No. 333-65926, filed on June 11, 2003.)

        4(h). Beneficiary Rider. (Incorporated herein by reference to Exhibit 4(h) to the Registration Statement on Form N-4, File No. 333-65926, filed on June 11, 2003.)

        4(i). Planned Death Benefit Settlement Options Rider. (Incorporated herein by reference to Exhibit 4(i) to the Registration Statement on Form N-4, File No. 333-65926, filed on June 11, 2003.).

        4(j).     Inherited Contract Rider. (Incorporated herein by reference to
                  Exhibit 4(j) to the Registration Statement on Form N-4, File No. 333-65926, filed on June 11, 2003.)

        4(k). Fixed Account Interest Rate Endorsement. (Incorporated herein by reference to Exhibit 4(k) to the Registration Statement on Form N-4, File No. 333-65926, filed on June 11, 2003.).

        4(l). Enhanced Stepped-Up Provision Rider 15 - Vintage L. (Incorporated herein by reference to Exhibit 4(l) to the Registration Statement on Form N-4, File No. 333-65926, filed on June 11, 2003.).

        4(m). Enhanced Stepped-Up Provision Rider 20 - Portfolio Architect L, Pioneer L. (Incorporated herein by reference to Exhibit 4(m) to the Registration Statement on Form N-4, File No. 333-65926, filed on June 11, 2003.)

        4(n).     Guaranteed Minimum Withdrawal Rider For Life. Filed herewith.

        5. Application. (Incorporated herein by reference to Exhibit 5 to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4, File No. 333-82009 filed on June 11, 2003.)

        6(a). Charter of The Travelers Insurance Company, as amended on October 19, 1994. (Incorporated herein by reference to Exhibit 6(a) to the Registration Statement on Form N-4, File No. 333-40193, filed November 13, 1998.)

        6(b) By-Laws of The Travelers Insurance Company, as amended on October 20, 1994. (Incorporated herein by reference to Exhibit 6(b) to the Registration Statement on Form N-4, File No. 333-40193, filed November 13, 1998.)

        7. Specimen Reinsurance Agreement. (Incorporated herein by reference to Exhibit 7 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-65942, filed April 15, 2003.)

        8. Form of Participation Agreement. (Incorporated herein by reference to Exhibit 8 to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, File No. 333-101778, filed April 21, 2005).

        9(a). Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by reference to Exhibit 9 to the Registration Statement on Form N-4, File No. 333-82009, filed June 30, 1999.)

        9(b). Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by reference to Exhibit 9(b) to the Registration Statement on Form N-4, File No. 333-65926, filed on June 11, 2003.)

        10. Consent of KPMG LLP, Independent Registered Public Accounting Firm. Filed herewith.

        11        Not applicable.

        12.       Not applicable.

        15. Powers of Attorney authorizing Michele H. Abate, Thomas S. Clark, John E. Connolly, Jr., Mary K. Johnson, James L. Lipscomb, Gina C. Sandonato, Myra L. Saul, and Marie C. Swift as signatory for C. Robert Henrikson, Leland C. Launer, Jr., Lisa M. Weber, Stanley J. Talbi, and Joseph J. Prochaska, Jr. (Incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, File No. 333-101778, filed September 20, 2005).

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL                            POSITIONS AND OFFICES
BUSINESS ADDRESS                              WITH INSURANCE COMPANY
----------------                              ----------------------
C. Robert Henrikson (a)                       Director, Chairman, President and Chief Executive Officer
Leland C. Launer, Jr. (e)                     Director
Lisa M. Weber (a)                             Director
Steven A. Kandarian (b)                       Executive Vice President and Chief Investment Officer
James L. Lipscomb (a)                         Executive Vice President and General Counsel
Gwenn L. Carr (a)                             Senior Vice President and Secretary
Michael K. Farrell (b)                        Senior Vice President
Hugh C. McHaffie (d)                          Senior Vice President
Joseph J. Prochaska, Jr. (a)                  Senior Vice President and Chief Accounting Officer
Stanley J. Talbi (a)                          Senior Vice President and Chief Financial Officer
Anthony J. Williamson (a)                     Senior Vice President and Treasurer
Roberto Baron (a)                             Vice President and Senior Actuary
Steven J. Brash (a)                           Vice President
William D. Cammarata (f)                      Vice President
Elizabeth M. Forget (g)                       Vice President
S. Peter Headley (h)                          Vice President and Assistant Secretary
Daniel D. Jordan (d)                          Vice President and Assistant Secretary
Bennett Kleinberg (c)                         Vice President and Actuary
Paul L. LeClair (d)                           Vice President and Actuary
Gene L. Lunman (c)                            Vice President
Joseph J. Massimo (f)                         Vice President
Daniel A. O'Neill (b)                         Vice President
Mark S. Reilly (c)                            Vice President
Mark J. Remington (c)                         Vice President
Jonathan L. Rosenthal (b)                     Chief Hedging Officer
Kevin M. Thornwarth (b)                       Vice President
Mark. H. Wilsmann (b)                         Vice President
Louis P. DiGiacomo (a)                        Assistant Vice President
Christopher A. Kremer (d)                     Assistant Vice President and Actuary
Sharon A. Owens (c)                           Assistant Vice President
Ellen N. Derrig (b)                           Assistant Secretary
William P. Gardella (b)                       Assistant Secretary
Nancy J. Hammer (i)                           Assistant Secretary
Donald J. Healy, Jr. (j)                      Assistant Secretary
Mark T. Pallis (k)                            Assistant Secretary
Edward M. Pollock (k)                         Assistant Secretary
Gregory M. Harrison (a)                       Assistant Treasurer
James W. Koeger (l)                           Assistant Treasurer
Patricia M. Wersching (l)                     Assistant Treasurer
Joseph A. Zdeb (a)                            Assistant Treasurer

PRINCIPAL BUSINESS ADDRESS:

      (a) One MetLife Plaza, 27-01 Queens Plaza North, Long Island City, New York 11101
      (b)   10 Park Avenue, Morristown, NJ 07962
      (c)   185 Asylum Street, Hartford, CT 06103
      (d)   501 Boylston Street, Boston, MA 02116
      (e)   501 Route 22, Bridgewater, NJ 08807
      (f)   18210 Crane Nest Drive, Tampa, FL 33647
      (g)   260 Madison Avenue, New York, NY 10016
      (h)   6750 Poplar Avenue, Germantown, TN 38138
      (i)   2400 Lakeview Parkway, Alpharetta, GA 30004
      (j)   2021 Spring Road, Oak Brook, IL 60523
      (k)   400 South El Camino Real, San Mateo, CA 94402
      (l)   13045 Tesson Ferry Road, St. Louis, MO 63128

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant and Depositor and ultimately controlled by MetLife, Inc. An organizational chart for MetLife, Inc. follows:

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                            AS OF SEPTEMBER 30, 2005

The following is a list of subsidiaries of MetLife, Inc. updated as of September 30, 2005. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    CitiStreet Retirement Services LLC (NJ)

            a)    CitiStreet Financial Services LLC (NJ)

            b)    CitiStreet Funds Management LLC (NJ)

            c)    CitiStreet Associates LLC (DE)

                  1)    CitiStreet Equities LLC (NJ)

                  2)    CitiStreet Associates of Montana LLC (MT)

                  3)    CitiStreet Associates of Texas, Inc. (TX)

                  4)    CitiStreet Associates of Hawaii LLC (HI)

                  5)    CitiStreet Associates Insurance Agency of
                        Massachusetts LLC (MA)

F. MetLife Pensiones S.A. (Mexico)- 97.4738% is owned by Metlife, Inc. and 2.5262% is owned by Metropolitan Asset Management Corporation.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada, and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A., and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metlife, Inc., 1.27483% is owned by Metropolitan Asset Management Corporation and 0.01976% is owned by Metlife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. (Mexico) and 0.01% is owned by MetLife Pensiones S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

      3.    Nathan and Lewis Associates of Texas, Inc. (TX)

      4.    Nathan and Lewis Associates Insurance Agency of Massachusetts, Inc.
            (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

            a)    Texas Life Agency Services, Inc. (TX)

            b)    Texas Life Agency Services of Kansas, Inc. (KS)

      2.    Cova Life Management Company (DE)

O.    MetLife Investors Insurance Company (MO)

      1.    MetLife Investors Insurance Company of California (CA)

P.    First MetLife Investors Insurance Company (NY)

Q.    Walnut Street Securities, Inc. (MO)

      1.    Walnut Street Advisers, Inc. (MO)

R.    Newbury Insurance Company, Limited (BERMUDA)

S.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors USA Insurance Company (DE)

      2.    MetLife Investors Distribution Company (MO)

      3.    Met Investors Advisory, LLC (DE)

      4.    MetLife Investors Financial Agency, Inc. (TX)

T.    MetLife International Holdings, Inc. (DE)

      1.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  (1) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  (2) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      2. MetLife India Insurance Company Private Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.

      3.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.9987% is owned by Metlife International Holdings, Inc. and 0.0013% is owned by Natiloporterm Holdings, Inc.

      4. Metropolitan Life Seguros de Retiro S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

      5. Metropolitan Life Seguros de Vida S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

            a) Met AFJP S.A. (Argentina)- 95% of the shares of Met AFJP S.A. are owned by Metropolitan Life Seguros de Vida S.A. and 5% of the shares of Met AFJP S.A. are held by Metropolitan Life Seguros de Retiro S.A.

      6.    MetLife Insurance Company of Korea Limited (South Korea)

      7. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 99.999999% is owned by MetLife International Holdings, Inc. and 0.000001% is owned by Natiloportem Holdings, Inc.

            a)    CitiInsurance de Brasil Vida e Previdencia S.A. (Brazil)

      8.    MetLife Global, Inc. (DE)

      9. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 99.999978% is owned by MetLife International Holdings, Inc. and 0.000022% is owned by Natiloportem Holdings, Inc.

      10.   MetLife Insurance Company Limited (Hong Kong)

      11.   MetLife General Insurance Limited (Australia)

      12.   MetLife Limited (United Kingdom)

      13. MetLife Insurance S.A./NV (Belgium) - 99.9% is owned by MetLife International Holdings, Inc. and 0.1% is owned by third parties.

      14.   MetLife Services Limited (United Kingdom)

      15. Siembra Seguros de Vida S.A. (Argentina) - 95.25% is owned by MetLife International Holdings, Inc. and 4.75% is owned by Natiloportem Holdings, Inc.

      16.   MetLife International Insurance Ltd. (Bermuda)

      17.   MetLife Insurance Limited (Australia)

            a)    MetLife Insurance and Investment Trust (Australia)

      18. Siembra Seguros de Retiro S.A. (Argentina) - 95.25% is owned by MetLife International Holdings, Inc. and 4.75% is owned by; Natiloportem Holdings, Inc.

      19. Best Market S.A. (Argentina) - 95% is owned by MetLife International Holdings, Inc. and 5% is held by Natiloportem Holdings, Inc.

      20. Compania Previsional MetLife S.A. (Argentina) - 99.999978% is owned by MetLife International Holdings, Inc. and 0.000022% is owned by Natiloportem Holdings, Inc.

            a) Siembra AFJP S.A. (Argentina) - 99.999978% is owned by MetLife International Holdings, Inc. and 0.000022% is owned by Natiloportem Holdings, Inc.

      21.   MetLife Worldwide Holdings, Inc.

            a)    MetLife Towarzystwo Ubezpieczen na Zycie S.A. (Poland)

            b)    CDMK, Inc. (Korea)

            c)    CitiInsurance Reinsurance (Bermuda) Ltd. (Bermuda)

            d)    MetLife Direct Co., Ltd. (Japan)

U.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Avenue BTP-D Holdings, LLC (DE)

      2.    334 Madison Avenue BTP-E Holdings, LLC (DE)

      3.    334 Madison Avenue Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 99% of the voting control of Park Twenty Three Investments Company is held by 334 Madison Euro Investments, Inc. and 1% voting control is held by St. James Fleet Investments Two Limited.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 99% of the voting control of Convent Station Euro Investments Four Company is held by Park Twenty Three Investments Company and 1% voting control is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company.

      4. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      5. One Madison Investments (Cayco) Limited (Cayman Islands)- 89.9% of the voting control of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company and 10.1% voting control is held by Convent Station Euro Investments Four Company.

      6. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares of CRB Co., Inc. and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      7.    GA Holding Corp. (MA)

      9.    L/C Development Corporation (CA)

      10.   Benefit Services Corporation (GA)

      11.   Thorngate, LLC (DE)

      12.   Alternative Fuel I, LLC (DE)

      13.   Transmountain Land & Livestock Company (MT)

      14.   MetPark Funding, Inc. (DE)

      15.   HPZ Assets LLC (DE)

      16.   MetDent, Inc. (DE)

      17.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      18.   Metropolitan Tower Realty Company, Inc. (DE)

      19.   MetLife (India) Private Ltd. (India)

      20.   Metropolitan Marine Way Investments Limited (Canada)

      21.   MetLife Private Equity Holdings, LLC (DE)

      22.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR and 23rd Street Investments, Inc. is a 1% general partner.

            b) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

      23.   Metropolitan Realty Management, Inc. (DE)

      24.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      25.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

        26.   Bond Trust Account A (MA)

        27.   Metropolitan Asset Management Corporation (DE)

            a) MetLife Capital Credit L.P. (DE)- 90% of MetLife Capital Credit L.P. is held directly by Metropolitan Life Insurance Company and 10% General Partnership interest of MetLife Capital Credit L.P. is held by Metropolitan Asset Management Corporation.

            b) MetLife Capital Limited Partnership (DE)- 73.78% Limited Partnership interest is held directly by Metropolitan Life Insurance Company and 9.58% Limited Partnership and 16.64% General Partnership interests are held by Metropolitan Asset Management Corporation.

            c) MetLife Investments Asia Limited (Hong Kong)- One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

            d) MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            e) LA Investments, S.A. (Argentina)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            f) MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and
                  1% of MetLife Latin America Asesorias e Inversiones Limitada.

      28.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

            c)    Omega Reinsurance Corporation (AZ)

      29.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  (1)   Paragon Life Insurance Company (MO)

                  (2)   GenAmerica Management Corporation (MO)

                 (3)   Reinsurance Group of America, Incorporated (MO) - (51.6%)

                        (a)   Reinsurance Company of Missouri, Incorporated (MO)

                              (i)   RGA Reinsurance Company (MO)

                                    (A)   Fairfield Management Group, Inc. (MO)

                                          (aa)  Reinsurance Partners, Inc. (MO)

                                          (bb)  Great Rivers Reinsurance
                                                Management, Inc. (MO)

                                          (cc)  RGA (U.K.) Underwriting Agency
                                                Limited (United Kingdom)

                        (b)   RGA Worldwide Reinsurance Company Ltd. (Barbados)

                        (c)   RGA Sigma Reinsurance SPC (Cayman Islands)

                        (d)   RGA Americas Reinsurance Company, Ltd. (Barbados)

                        (e)   RGA Reinsurance Company (Barbados) Ltd. (Barbados)

                              (i) RGA Financial Group, L.L.C. (DE)- 80% of RGA Financial Group, L.L.C. is held by RGA Reinsurance Company (Barbados) Ltd. and 20% of RGA Financial Group, LLC is held by RGA Reinsurance Company

                        (f)   RGA Life Reinsurance Company of Canada (Canada)

                        (g)   RGA International Corporation (Nova Scotia)

                              (i)   RGA Financial Products Limited (Canada)

                        (h)   RGA Holdings Limited (U.K.) (United Kingdom)

                              (i)   RGA UK Services Limited (United Kingdom)

                              (ii)  RGA Capital Limited U.K. (United
                                    Kingdom)

                              (iii) RGA Reinsurance (UK) Limited (United
                                    Kingdom)

                        (i)   RGA South African Holdings (Pty) Ltd. (South
                              Africa)

                              (i) RGA Reinsurance Company of South Africa Limited (South Africa)

                        (j)   RGA Australian Holdings PTY Limited (Australia)

                              (i)   RGA Reinsurance Company of Australia
                                    Limited (Australia)

                              (ii)  RGA Asia Pacific PTY, Limited (Australia)

                        (k) General American Argentina Seguros de Vida, S.A. (Argentina)

                        (l)   RGA Technology Partners, Inc. (MO)

                        (m)   RGA International Reinsurance Company (Ireland)

                        (n)   RGA Capital Trust I

      30.   Corporate Real Estate Holdings, LLC (DE)

      31. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control is held by Metropolitan Asset Management Corporation

      32.   MetLife Tower Resources Group, Inc. (DE)

      33.   Headland Development Corporation (CA)

      34.   Headland - Pacific Palisades, LLC (CA)

      35.   Headland Properties Associates (CA)

      36.   Krisman, Inc. (MO)

      37.   Special Multi-Asset Receivables Trust (DE)

      38.   White Oak Royalty Company (OK)

      39.   500 Grant Street GP LLC (DE)

      40. 500 Grant Street Associates Limited Partnership (CT) - 99% is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

V.    MetLife Capital Trust II (DE)

W.    MetLife Capital Trust III (DE)

X.    The Travelers Insurance Company (CT)

      1.    190 LaSalle Associates L.L.C. (DE) - 50% is owned by a third party

      2.    440 South LaSalle LLC (DE)

      3.    BHI Rodeo LLC (DE)

      4. Citigroup Investments Oakmont Lane, LLC (DE) - 50% is owned by a third party

      5. Citigroup Alternative Investments Opportunity Fund I, LLC (DE) - 33% is owned by third party

      6. Citigroup Alternative Investments Opportunity Fund III Associates, LLC (CT) - 33% is owned by third party

            a) Tishman Speyer/Citigroup Alternative Investments Associates III, LLC (DE)

      7.    Pilgrim Investments Highland Park, LLC (CO)

      8.    Pilgrim Investments Schaumberg Windy Point, LLC (DE)

      9.    Pilgrim Investments York Road, LLC(DE)

      10.   Euro TI Investments LLC (DE)

      11.   Greenwich Street Investments, L.L.C. (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd (Virgin
                  Islands)

      12.   Hollow Creek, L.L.C. (CT/NC)

      13. One Financial Place Corporation (DE) - 100% is owned in the aggregate by The Travelers Insurance Company and The Travelers Life and Annuity Company.

            a)    One Financial Place, LP (DE)

      14. One Financial Place Holdings, LLC (DE)-100% is owned in the aggregate by The Travelers Insurace Company and The Travelers Life and Annuity Company.

      15.   Plaza LLC (CT)

            a)    Travelers Asset Management International Company LLC
                  (NY)

            b)    Tower Square Securities, Inc. (CT)

                  1) Tower Square Securities Insurance Agency of Alabama, Inc. (AL)

                  2) Tower Square Securities Insurance Agency of Massachusetts, Inc. (MA)

                  3) Tower Square Securities Insurance Agency of New Mexico, Inc. (NM)

                  4) Tower Square Securities Insurance Agency of Ohio, Inc. (OH) (99%)

                  5)    Tower Square Securities Insurance Agency of
                        Texas, Inc. (TX)

            c)    Travelers Distribution LLC (DE)

            d)    Travelers Investment Advisers, Inc. (DE)

      16.   TIC European Real Estate LP, LLC (DE)

      17.   TL&A Insurance Distribution LLC (DE)

      18.   Travelers European Investments LLC (CT)

      19.   Travelers International Investments Ltd. (Cayman Islands)

      20. Tribeca Citigroup Investments Ltd. (Cayman Islands) (68%) - 68% is owned by The Travelers Insurance Company, 4% is owned by The Travelers Life and Annuity Company and 28% is owned by a third party.

            a)    Tribeca Global Convertible Investments Ltd. (Cayman
                  Islands) (83%)

      21.   Trumbull Street Equity Investments LLC (DE)

            a) Tandem EGI/C Investments, L.P. (DE) - The General Partner is Trumbull Street Equity Investments LLC.

      22.   The Travelers Life and Annuity Company (CT)

            a)    Euro TL Investments LLC (DE)

            b)    SSB Private Selections, LLC (DE) (50%)

                  1)    Solomon Smith Barney Private Selection Fund I,
                        LLC (NY)

      23.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  1)    Panther Valley, Inc. (NJ)

      24.   Umbrella Bear, Inc. (FL)

      25.   Ryan/Pilgrim Investments Chandler Freeways LLC (DE)

      26. TRAL & Co. (DE) - is a general partner. Its partners are The Travelers Insurance Company and The Travelers Life and Annuity Company.

      27.   Tribeca Distressed Securities LLC (DE)

Y.    The Travelers Life & Annuity Reinsurance Company (SC)

Z.    Citicorp Life Insurance Company (AZ)

      1.    First Citicorp Life Insurance Company (NY)

      2.    Euro CL Investments LLC (DE)

AA.   Trumbull Street Investments LLC (DE)

The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

3) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

4) New England Life Insurance Company ("NELICO"), owns 100% of the voting stock of Omega Reinsurance Corporation. NELICO does not have a financial interest in this subsidiary.

5) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

                                        7

ITEM 27. NUMBER OF CONTRACT OWNERS

As of October 31, 2005, there were 8,055 Contract Owners.

ITEM 28. INDEMNIFICATION

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

C.G.S. Section 33-778 provides an exclusive remedy; a Connecticut corporation cannot indemnify a director or officer to an extent either greater or less than that authorized by the statute, e.g., pursuant to its certificate of incorporation, by-laws, or any separate contractual arrangement. However, the statute does specifically authorize a corporation to procure indemnification insurance to provide greater indemnification rights. The premiums for such insurance may be shared with the insured individuals on an agreed basis.

The Depositor's parent, MetLife, Inc. has secured a Financial Institution Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife maintains Directors' and Officers' Liability insurance coverage with limits of $400 million under which the Depositor and Travelers Distribution LLC, the Registrant's underwriter (the "Underwriter"), as well as certain other subsidiaries of MetLife are covered.

RULE 484 UNDERTAKING

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

(a)  Travelers Distribution LLC
     One Cityplace
     Hartford, CT 06103-3415

Travelers Distribution LLC also serves as principal underwriter and distributor for the following funds:

The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund BD III for Variable Annuities, Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Separate Account Ten for Variable Annuities, The Travelers Fund UL for Variable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities and The Travelers Timed Aggressive Stock Account for Variable Annuities, Citicorp Life Variable Annuity Separate Account and First Citicorp Life Variable Annuity Separate Account, TIC Separate Account Eleven for Variable Annuities, TLAC Separate Account Twelve for Variable Annuities, TIC Separate Account Thirteen for Variable Annuities, TLAC Separate Account Fourteen for Variable Annuities, TIC Variable Annuity Separate Account 2002, and TLAC Variable Annuity Separate Account 2002.

(b)   NAME AND PRINCIPAL             POSITIONS AND OFFICES
      BUSINESS ADDRESS               WITH UNDERWRITER
      ----------------               ----------------

      Leslie Sutherland (a)          President
      Steven J. Brash (a)            Vice President
      Debora L. Buffington (b)       Vice President, Director of Compliance
      Charles M. Deuth (a)           Vice President, National Accounts
      Anthony J. Dufault (b)         Vice President
      James R. Fitzpatrick (b)       Vice President
      Elizabeth M. Forget (c)        Vice President and Chief Marketing Officer
      Helayne F. Klier (c)           Vice President
      Paul M. Kos (b)                Vice President
      Paul A. LaPiana (b)            Vice President, Life Insurance Distribution
                                     Division
      Richard C. Pearson (b)         Vice President and Secretary
      John E. Petersen (e)           Vice President
      Robert H. Petersen (e)         Vice President and Chief Financial Officer
      Deron J. Richens (b)           Vice President
      Paul A. Smith (a)              Vice President
      Cathy Sturdivant (b)           Vice President
      Paulina Vakouros (c)           Vice President
      Edward C. Wilson (b)           Vice President and Chief Distribution
                                     Officer
      James R. Allen (b)             Assistant Vice President
      Robert H. Bruce (b)            Assistant Vice President
      Jeffrey A. Tupper (b)          Assistant Vice President
      Anthony J. Williamson  (a)     Treasurer
      Jonnie L. Crawford (b)         Assistant Secretary
      Gregory M. Harrison            Assistant Treasurer
      James W. Koeger (d)            Assistant Treasurer
      Michael K. Farrell (f)         Manager
      Craig W. Markham (d)           Manager
      William J. Toppeta (a)         Manager

      (a) One MetLife Plaza, 27-01 Queens Plaza North, Long Island City, New York 11101
      (b)   5 Park Plaza, Suite 1900, Irvine, CA 92614
      (c)   260 Madison Avenue, New York, NY 10016
      (d)   13045 Tesson Ferry Road, St. Louis, MO 63128
      (e)   485-E U.S. Highway 1 South, 4th Floor, Iselin, NJ 08830
      (f)   10 Park Avenue, Morristown, NJ 07962

(c)   Not Applicable

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

(1)   The Travelers Insurance Company
      One Cityplace
      Hartford, Connecticut 06103-3415

ITEM 31. MANAGEMENT SERVICES

Not Applicable.

ITEM 32. UNDERTAKINGS

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents:

(a). That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to this registration statement and has caused this amendment to this registration statement to be signed on its behalf, in the City of Hartford, and State of Connecticut, on this 20th day of December, 2005.

           THE TRAVELERS SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
                                  (Registrant)

                         THE TRAVELERS INSURANCE COMPANY
                                   (Depositor)


                            By: /s/ Bennett D. Kleinberg
                                ------------------------------------------------
                                Bennett D. Kleinberg, Vice President and Actuary

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 20th day of December, 2005.


*C. ROBERT HENRIKSON                         Director, Chairman, President and
--------------------------------------       Chief Executive Officer
(C. Robert Henrikson)


*STANLEY J. TALBI                            Senior Vice President and Chief
--------------------------------------       Financial Officer
(Stanley J. Talbi)


*JOSEPH J. PROCHASKA, JR.                    Senior Vice President and Chief
--------------------------------------       Accounting Officer
(Joseph J. Prochaska, Jr.)


*LELAND C, LAUNER, JR.                       Director
--------------------------------------
(Leland C. Launer, Jr.)


*LISA M. WEBER                               Director
--------------------------------------
(Lisa M. Weber)


*By: /s/ Thomas S. Clark
     ---------------------------------
     Thomas S. Clark, Attorney-in-fact

                                  EXHIBIT INDEX

  EXHIBIT NO.    DESCRIPTION
  -----------    -----------

      4(n).      Guaranteed Minimum Withdrawal Rider for Life.

      10.        Consent of KPMG LLP, Independent Registered Public Accounting
                 Firm.